UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number File No. 811-04415

COLLEGE RETIREMENT EQUITIES FUND

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of principal executive offices) (Zip code)

Stewart P. Greene, Esq.
c/o TIAA-CREF
730 Third Avenue
New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

Item 1. Reports to Stockholders.

Understanding your CREF report

This semiannual report contains information about the eight CREF accounts and describes the accounts’ results for the six months ended June 30, 2012. The report contains three main sections:
•	The account performance section compares each account’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the industries and types of securities in which each account had investments as of June 30, 2012.
•	The financial statements provide detailed information about the operations and financial condition of each account.

          The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the CREF accounts vary from account to account; to see the risks of investing in an individual account, please refer to the latest CREF prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 877 518-9161. We urge you to read the prospectus carefully before investing.

2	2012 Semiannual Report ▪ College Retirement Equities Fund

Information for CREF participants

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each account in their annual and semiannual reports, instead of providing complete portfolio listings. CREF also files complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of CREF’s portfolio holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:
•	By visiting our website at tiaa-cref.org; or
•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of CREF’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-Q filings. Form N-CSR filings are as of December 31 or June 30; Form N-Q filings are as of March 31 or September 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy.
(Call 202 551-8090 for more information.)

Proxy voting

CREF’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You can also call us at 800 842-2252 to request a free copy. A report of how the accounts voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017–3206; or by phone at 800 842-2252.

Account management

The CREF accounts are managed by the portfolio management teams of TIAA-CREF Investment Management, LLC. The members of these teams are responsible for the day-to-day investment management of the accounts.

College Retirement Equities Fund ▪ 2012 Semiannual Report	3

About the accounts’ benchmarks

CREF Stock Account

The account’s composite benchmark is a weighted average of two indexes: the Russell 3000® Index, which measures the performance of the broad U.S. stock market, and the MSCI All Country World ex USA Investable Market Index, which measures the performance of large-, mid- and small-cap stocks in 44 developed and emerging market nations throughout the world, excluding the United States.

CREF Global Equities Account

The account’s benchmark is the MSCI World Index, an aggregate of 24 country indexes in developed markets, including the United States.

CREF Growth Account

The account’s benchmark is the Russell 1000® Growth Index, a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios.

CREF Equity Index Account

The account’s benchmark is the Russell 3000 Index, which measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

CREF Bond Market Account

The account’s benchmark is the Barclays U.S. Aggregate Bond Index, which measures the performance of the domestic investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

CREF Inflation-Linked Bond Account

The account’s benchmark is the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), which measures the performance of fixed-income securities with fixed-rate coupon payments that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

4	2012 Semiannual Report ▪ College Retirement Equities Fund

About the accounts’ benchmarks

CREF Social Choice Account

The account’s composite benchmark is a weighted average of three indexes: the Russell 3000 Index, which measures the performance of the broad U.S. stock market; the Barclays U.S. Aggregate Bond Index, which measures the performance of the domestic investment-grade, fixed-rate bond market; and the MSCI EAFE+Canada Index, which measures stocks in 23 developed nations excluding the United States.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

In March 2012, Barclays Capital changed its name to Barclays.

Russell 1000 and Russell 3000 are trademarks, service marks and copyrights of Russell Investments. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. EAFE stands for Europe, Australasia, Far East.

College Retirement Equities Fund ▪ 2012 Semiannual Report	5

Important information about expenses

All participants in the CREF accounts incur ongoing costs, including management fees and other account expenses.

          The expense examples that appear on the performance pages are intended to help you understand your ongoing costs (in U.S. dollars) and do not reflect transactional costs incurred by the account for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other variable annuity accounts and mutual funds. Participants in the CREF accounts do not incur a sales charge for purchases or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2012–June 30, 2012).

Actual expenses

The first line in each table uses the account’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

          Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in the table shows hypothetical account values and expenses based on the account’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the account’s actual return.

          This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the account with the costs of other accounts. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other variable annuity accounts and mutual funds.

6	2012 Semiannual Report ▪ College Retirement Equities Fund

CREF Stock Account

Performance for the six months ended June 30, 2012

The CREF Stock Account returned 7.87% for the period, compared with the 7.43% return of its composite benchmark, a weighted average of the Russell 3000® Index and the MSCI All Country World ex USA Investable Market Index. For the one-year period ended June 30, 2012, the account returned –2.71%, versus –2.02% for its composite index.

          Global stock prices climbed sharply during the first quarter of 2012, as investor confidence was bolstered by positive U.S. economic data and signs that the European debt crisis was easing. However, stocks retreated in the second quarter on renewed concerns about Europe and slowing global growth.

          Despite the second quarter decline, the U.S. stock market gained 9.32% for the six-month period, as measured by the Russell 3000 Index, outpacing foreign issues by a considerable margin. The MSCI All Country World ex USA Investable Market Index, which measures stock performance in 44 developed and emerging market nations, earned 2.93% in dollar terms. A rising dollar reduced returns for U.S. investors; the index gained 4.03% in terms of local currencies.

The account surpasses its benchmark

While the account lagged the broad U.S. stock market due to its sizable allocation to foreign stocks, it outperformed the composite benchmark by nearly half a percentage point for the reporting period. The account’s return was lifted by numerous favorable stock choices. These included overweights in consumer products maker Jarden, Discover Financial Services and Apple. Underweights in Procter & Gamble and Exxon Mobil also aided relative performance.

          These positive effects were partly offset by detractors from performance, such as overweight holdings in three energy companies: Occidental Petroleum, Concho Resources and Crescent Point Energy. Underweights in Bank of America and Verizon also trimmed returns slightly.

          The account’s returns may sometimes diverge from the returns of its benchmark index more than would be expected. This divergence may be the result of the account’s fair value pricing adjustments or of the timing of foreign currency valuations.

          Many foreign exchanges close for trading before the account’s accumulation unit value (AUV) is calculated (generally 4 p.m. ET). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the account’s benchmark. These changes are, however, taken into account to value the account’s portfolio holdings at the time the AUV is calculated.

College Retirement Equities Fund ▪ 2012 Semiannual Report	7

CREF Stock Account

Performance as of June 30, 2012

		Total return		Average annual total return

	Inception date	6 months	1 year	5 years	10 years

CREF Stock Account	7/31/1952	7.87%	–2.71%	–1.26%	5.50%

CREF Stock Composite Benchmark*	—	7.43	–2.02	–1.11	5.69

Broad market index
Russell 3000® Index	—	9.32	3.84	0.39	5.81

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

On June 30, 2012, the CREF Stock Composite Benchmark consisted of: 70.0% Russell 3000 Index and 30.0% MSCI All Country World ex USA Investable Market Index. The account’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

Expense example

Six months ended June 30, 2012

CREF Stock Account	Beginning account value (1/1/12)	Ending account value (6/30/12)	Expenses paid during period (1/1/12–6/30/12	† )

Actual return	$1,000.00	$1,078.68	$2.48
5% annual hypothetical return	1,000.00	1,022.48	2.41

†

“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended June 30, 2012. The account’s annualized six-month expense ratio for that period was 0.48%.

For more information about this expense example, please see page 6.

8	2012 Semiannual Report ▪ College Retirement Equities Fund

CREF Stock Account

Portfolio composition

Sector	% of net assets as of 6/30/2012

Financials	17.6
Information technology	15.7
Consumer discretionary	12.5
Industrials	11.3
Health care	10.6
Energy	9.6
Consumer staples	9.3
Materials	6.0
Utilities	3.5
Telecommunication services	3.3
Short-term investments	5.6
Other assets & liabilities, net	–5.0

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2012

More than $50 billion	36.2
More than $15 billion–$50 billion	26.2
More than $2 billion–$15 billion	28.6
$2 billion or less	9.0

Total	100.0

Holdings by country

% of portfolio investments as of 6/30/2012

United States	66.1
United Kingdom	4.4
Japan	4.3
Canada	2.5
Germany	1.6
France	1.5
Australia	1.5
Switzerland	1.4
57 other nations	11.3
Short-term investments	5.4

Total	100.0

College Retirement Equities Fund ▪ 2012 Semiannual Report	9

CREF Global Equities Account

Performance for the six months ended June 30, 2012

The CREF Global Equities Account returned 8.09% for the period, compared with the 5.91% return of its benchmark, the MSCI World Index. For the one-year period ended June 30, 2012, the account returned –4.81%, versus –4.98% for the index.

          The MSCI World Index gained 11.56% in the first quarter of 2012, as encouraging economic data bolstered investor confidence. However, global stocks gave back 5.07% in the second quarter, on signs of slowing worldwide economic growth and renewed worries about Europe’s sovereign debt problems.

A stronger dollar, relative to the euro and yen, reduced returns for U.S. investors. In terms of local currencies, the MSCI index earned 6.45% for the six months.

          U.S. stocks, which made up more than half of the benchmark’s total market capitalization at period-end, drove results, climbing 9.1%. The European segment earned 2.4%, constrained by underperformance in Spain, France and Italy. Strong performance in the Pacific segment, including Japan, helped that region gain 4.2%.

Strong stock selection drives outperformance

The account outpaced its benchmark index by more than two percentage points due to numerous successful stock choices, including overweight holdings in Apple, biotechnology company Gilead Sciences, French industrial giant Alstom and Dutch financial firm ING. An out-of-benchmark investment in Rémy Cointreau aided results as well.

          These positive contributors were partly offset by detractors from relative performance. Chief among these were overweight positions in British drug maker Shire and technology bellwether Hewlett-Packard. Nonbenchmark holdings in Israeli pharmaceutical company Teva and Japanese e-commerce vendor Start Today further reduced the account’s relative returns. An underweight in Bank of America also trimmed results slightly.

          The account’s returns may sometimes diverge from the returns of its benchmark index more than would be expected. This divergence may be the result of the account’s fair value pricing adjustments or of the timing of foreign currency valuations.

          Many foreign exchanges close for trading before the account’s accumulation unit value (AUV) is calculated (generally 4 p.m. ET). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the account’s benchmark. These changes are, however, taken into account to value its portfolio holdings at the time the account’s AUV is calculated.

10	2012 Semiannual Report ▪ College Retirement Equities Fund

CREF Global Equities Account

Performance as of June 30, 2012

		Total return		Average annual total return

	Inception date	6 months	1 year	5 years	10 years

CREF Global Equities Account	5/1/1992	8.09%	–4.81%	–2.77%	5.01%

MSCI World Index	—	5.91	–4.98	–2.96	5.18

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

Expense example

Six months ended June 30, 2012

CREF Global Equities Account	Beginning account value (1/1/12)	Ending account value (6/30/12)	Expenses paid during period (1/1/12–6/30/12	* )

Actual return	$1,000.00	$1,080.94	$2.69
5% annual hypothetical return	1,000.00	1,022.28	2.61

*

“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended June 30, 2012. The account’s annualized six-month expense ratio for that period was 0.52%.

For more information about this expense example, please see page 6.

College Retirement Equities Fund ▪ 2012 Semiannual Report	11

CREF Global Equities Account

Portfolio composition

Sector	% of net assets as of 6/30/2012

Financials	17.7
Information technology	13.9
Consumer discretionary	13.1
Health care	10.7
Industrials	10.5
Consumer staples	10.4
Energy	9.7
Materials	6.5
Telecommunication services	3.3
Utilities	2.8
Short-term investments	6.0
Other assets & liabilities, net	–4.6

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2012

More than $50 billion	40.0
More than $15 billion–$50 billion	31.4
More than $2 billion–$15 billion	26.2
$2 billion or less	2.4

Total	100.0

Holdings by country

% of portfolio investments as of 6/30/2012

United States	52.5
United Kingdom	7.9
Japan	7.6
Canada	3.7
Germany	3.2
France	2.9
Switzerland	2.6
Australia	2.3
36 other nations	11.6
Short-term investments	5.7

Total	100.0

12	2012 Semiannual Report ▪ College Retirement Equities Fund

CREF Growth Account

Performance for the six months ended June 30, 2012

The CREF Growth Account returned 10.36% for the period, compared with the 10.08% return of its benchmark, the Russell 1000® Growth Index. For the one-year period ended June 30, 2012, the account returned 5.03%, versus 5.76% for the index.

          U.S. stocks got off to a strong start in the first quarter of 2012, climbing 12.87%, as measured by the Russell 3000® Index. The rally was driven by positive U.S. economic data and easing concerns about the European sovereign debt crisis. In the second quarter, however, the market lost 3.15% on signs of slowing domestic growth and renewed worries about Europe. Nonetheless, U.S. stocks finished the first half of the year with a gain of 9.32%.

          For the six-month period, large-cap growth issues outperformed the broad U.S. market. They also outpaced smaller companies in the growth category; small-cap stocks rose 8.81%, while mid-cap issues returned 8.10%. (Returns by investment style and capitalization size are based on the Russell indexes.)
          For the ten years ended June 30, 2012, the Russell 1000 Growth Index posted an average annual return of 6.03%, topping the 5.81% average return of the Russell 3000 Index.

Technology lifts the benchmark

Eight of the benchmark’s nine industry sectors registered positive returns for the period, and five scored double-digit advances. Technology, the benchmark’s largest sector, in terms of market capitalization at period-end, also made the largest contribution to the benchmark’s rise; it gained 15.8%. Strong results from the sizable health care, consumer discretionary and consumer staples sectors also helped; they returned 16.1%, 11.8% and 10.2%, respectively. Together, these four sectors made up nearly two-thirds of the index on June 30, 2012.

The only loss came from the energy sector, which fell 4.1% as a result of falling oil and natural gas prices.

          The account produced a double-digit gain and outpaced its benchmark on the strength of several favorable stock selections. These included overweight investments in Walt Disney, Alexion Pharmaceuticals and online retailer Amazon. Underweight positions in Exxon Mobil and McDonald’s, both of which lagged the benchmark during the period, aided returns as well.
          These positive contributions to relative performance were partly offset by the negative effects of other holdings, including overweights in Google, oil and gas drilling equipment provider National Oilwell Varco and biotechnology firm Gilead Sciences. An out-of-benchmark position in Japanese social networking provider Gree also trimmed results slightly.

College Retirement Equities Fund ▪ 2012 Semiannual Report	13

CREF Growth Account

Performance as of June 30, 2012

		Total return		Average annual total return

	Inception date	6 months	1 year	5 years	10 years

CREF Growth Account	4/29/1994	10.36%	5.03%	2.56%	5.36%

Russell 1000® Growth Index	—	10.08	5.76	2.87	6.03

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

Expense example

Six months ended June 30, 2012

CREF Growth Account	Beginning account value (1/1/12)	Ending account value (6/30/12)	Expenses paid during period (1/1/12–6/30/12	* )

Actual return	$1,000.00	$1,103.55	$2.46
5% annual hypothetical return	1,000.00	1,022.53	2.36

*

“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended June 30, 2012. The account’s annualized six-month expense ratio for that period was 0.47%.

For more information about this expense example, please see page 6.

14	2012 Semiannual Report ▪ College Retirement Equities Fund

CREF Growth Account

Portfolio composition

Sector	% of net assets as of 6/30/2012

Information technology	32.6
Consumer discretionary	18.2
Health care	12.6
Industrials	11.1
Consumer staples	10.2
Financials	5.4
Materials	4.1
Energy	3.7
Telecommunication services	1.6
Utilities	0.1
Short-term investments	1.7
Other assets & liabilities, net	–1.3

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2012

More than $50 billion	45.8
More than $15 billion–$50 billion	27.6
More than $2 billion–$15 billion	26.3
$2 billion or less	0.3

Total	100.0

College Retirement Equities Fund ▪ 2012 Semiannual Report	15

CREF Equity Index Account

Performance for the six months ended June 30, 2012

The CREF Equity Index Account returned 9.12% for the period, compared with the 9.32% return of its benchmark, the Russell 3000® Index. For the one-year period ended June 30, 2012, the account returned 3.47%, versus 3.84% for the index.

          For the six-month period, the account’s return trailed that of its benchmark primarily because of the effect of expenses. The account’s return includes a deduction for expenses, while the benchmark’s return does not. The account had a risk profile similar to that of its benchmark.

          For the first quarter of 2012, U.S. stocks, as measured by the Russell 3000 Index, gained 12.87%. The rally was driven by positive U.S. economic data and easing concerns about the European sovereign debt crisis. However, stocks lost 3.15% in the second quarter on signs that growth was slowing, as well as on renewed worries about the fiscal health of Greece, Spain and other European nations. Despite the second quarter decline, stocks finished the first half of the year with a strong gain.

          For the six months, large-cap stocks rose 9.38%, while small- and mid-cap issues returned 8.53% and 7.97%, respectively. Growth stocks within the Russell 3000 outperformed value issues, 9.98% to 8.64%. (Returns by investment style and market capitalization are based on the Russell indexes.)

Three largest sectors drive the benchmark’s advance

For the period, eight of the nine industry sectors of the Russell 3000 generated positive returns, with four achieving double-digit gains. The biggest contributions to performance came from the benchmark’s three largest sectors—technology, financial services and consumer discretionary—which rose 11.9%, 13.6% and 13.0%, respectively. Together, these three sectors made up nearly half of the benchmark’s total market capitalization at period-end. Solid contributions from health care (up 12.8%) and producer durables (up 7.3%) also boosted the benchmark’s return.

Energy, down 3.2%, was the only sector in the benchmark to post a loss for the period. Energy stocks struggled due to falling oil and natural gas prices.

          Three of the five largest stocks in the Russell 3000 Index scored exceptional gains for the six-month period. Apple led the way, rising 44.2%, followed by Microsoft and General Electric, which climbed 19.4% and 18.4%, respectively. In contrast, IBM (up 7.2%) and Exxon Mobil (up 2.2%) trailed the market.

16	2012 Semiannual Report ▪ College Retirement Equities Fund

CREF Equity Index Account

Performance as of June 30, 2012

		Total return		Average annual total return

	Inception date	6 months	1 year	5 years	10 years

CREF Equity Index Account	4/29/1994	9.12%	3.47%	0.03%	5.40%

Russell 3000 Index	—	9.32	3.84	0.39	5.81

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

Expense example

Six months ended June 30, 2012

CREF Equity Index Account	Beginning account value (1/1/12)	Ending account value (6/30/12)	Expenses paid during period (1/1/12–6/30/12	* )

Actual return	$1,000.00	$1,091.21	$2.18
5% annual hypothetical return	1,000.00	1,022.77	2.11

*

“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended June 30, 2012. The account’s annualized six-month expense ratio for that period was 0.42%.

For more information about this expense example, please see page 6.

College Retirement Equities Fund ▪ 2012 Semiannual Report	17

CREF Equity Index Account

Portfolio composition

Sector	% of net assets as of 6/30/2012

Information technology	18.9
Financials	16.1
Consumer discretionary	11.9
Health care	11.9
Industrials	11.0
Energy	9.8
Consumer staples	9.7
Materials	3.9
Utilities	3.7
Telecommunication services	2.8
Short-term investments	3.3
Other assets & liabilities, net	–3.0

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2012

More than $50 billion	42.6
More than $15 billion–$50 billion	24.9
More than $2 billion–$15 billion	25.1
$2 billion or less	7.4

Total	100.0

18	2012 Semiannual Report ▪ College Retirement Equities Fund

CREF Bond Market Account

Performance for the six months ended June 30, 2012

The CREF Bond Market Account returned 2.84% for the period, compared with the 2.37% return of its benchmark, the Barclays U.S. Aggregate Bond Index. For the one-year period ended June 30, 2012, the account returned 7.14%, versus 7.47% for the index.

          During the first quarter of 2012, the U.S. economy appeared to gain momentum. The Federal Reserve continued its large-scale purchases of government bonds, seeking to lower long-term interest rates, and investors were encouraged by solid growth in gross domestic product in the fourth quarter of 2011 and an uptick in job creation. At the same time, Europe seemed to be making progress in addressing its sovereign debt problems. Stocks rallied, bond prices fell, and the broad domestic investment-grade, fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index, returned just 0.30% for the quarter.

          In April and May, however, global growth slowed, and many investors sought relative safety in fixed-income investments, particularly U.S. Treasury securities. That helped to push bond prices higher. As a result, the benchmark rose 2.06% for the second quarter.

Corporate securities benefit from investor uncertainty

In the changing market environment, the lower volatility and potentially higher yields of corporate bonds attracted some investors. The 4.7% gain of corporate securities, which represented one-fifth of the benchmark’s total market capitalization at period-end, led the returns of other major fixed-income sectors for the six-month period. The small commercial mortgage-backed sector rose 4.4%, while U.S. mortgage-backed securities, comprising nearly one-third of the benchmark, returned 1.7%.

U.S. Treasury securities, the benchmark’s largest sector, lagged with a 1.5% return for the period. The yield on 10-year Treasuries fell from 1.89% at year-end 2011 to 1.67% six months later.

          With corporate bonds outpacing Treasuries for the six months, the account’s long-standing overweight position in corporate securities helped it to surpass the benchmark for the period. This outperformance was generated in the first quarter of 2012, when overweights in both investment-grade and high-yield corporate bonds boosted returns. An overweight in commercial mortgage-backed securities—and successful security selections in that sector—along with a nonbenchmark investment in Canadian covered bonds, also aided results.

This outperformance was partly offset when the account lagged the benchmark slightly in the second quarter because of an underweight position in well-performing Treasury securities.

College Retirement Equities Fund ▪ 2012 Semiannual Report	19

CREF Bond Market Account

Performance as of June 30, 2012

		Total return		Average annual total return

	Inception date	6 months	1 year	5 years	10 years

CREF Bond Market Account	3/1/1990	2.84%	7.14%	5.98%	5.18%

Barclays U.S. Aggregate Bond Index	—	2.37	7.47	6.79	5.63

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

Expense example

Six months ended June 30, 2012

CREF Bond Market Account	Beginning account value (1/1/12)	Ending account value (6/30/12)	Expenses paid during period (1/1/12–6/30/12	* )

Actual return	$1,000.00	$1,028.44	$2.27
5% annual hypothetical return	1,000.00	1,022.63	2.26

*

“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended June 30, 2012. The account’s annualized six-month expense ratio for that period was 0.45%.

For more information about this expense example, please see page 6.

20	2012 Semiannual Report ▪ College Retirement Equities Fund

CREF Bond Market Account

Portfolio composition

% of net assets as of 6/30/2012

Mortgage-backed securities†	31.2
Corporate bonds	22.1
U.S. Treasury securities	18.0
Foreign government & corporate bonds denominated in U.S. dollars	16.4
U.S. agency securities	4.6
Asset-backed securities	2.8
Commercial mortgage-backed securities	2.6
Municipal bonds	1.6
Bank loan obligations	0.1
Short-term investments	22.7
Other assets & liabilities, net	–22.1

Total	100.0

†	Includes mortgage pass-through securities and collateralized mortgage obligations

Holdings by maturity

% of fixed-income investments
(excluding short-term investments) as of 6/30/2012

Less than 1 year	5.4
1–3 years	27.8
3–5 years	28.9
5–10 years	25.2
Over 10 years	12.7

Total	100.0

Holdings by credit quality‡

% of fixed-income investments
(excluding short-term investments) as of 6/30/2012

Aaa/AAA	60.2
Aa/AA	7.3
A/A	15.5
Baa/BBB	13.4
Ba/BB	2.3
B/B	0.6
Below B/B	0.4
Non-rated	0.3

Total	100.0

‡

Credit quality ratings are based on the Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

College Retirement Equities Fund ▪ 2012 Semiannual Report	21

CREF Inflation-Linked Bond Account

Performance for the six months ended June 30, 2012

The CREF Inflation-Linked Bond Account returned 3.66% for the period, compared with the 4.04% return of its benchmark, the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L). For the one-year period ended June 30, 2012, the account returned 11.18%, versus 11.66% for the index.

          From January to April, triple-digit oil prices pushed overall inflation up. In May, however, the U.S. economy showed signs of slowing, and energy prices started to recede. The Consumer Price Index ended the six-month period just 1.7% higher than it had been one year earlier, compared with 3.0% in December 2011.

          To jump-start the sluggish economy, the Federal Reserve announced it would maintain its target federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) within a range of 0% to 0.25% until late 2014. Seeking to lower long-term interest rates, the Fed extended its program of buying longer-term U.S. Treasury securities, while selling its shorter-term holdings.

TIPS outshine the broad bond market

TIPS returned just 0.86% for the first quarter of 2012, when the U.S. economy appeared to gain momentum and investors favored stocks and other riskier securities. In the second quarter, the benchmark earned 3.15%, as slowing growth triggered a stock sell-off and many investors turned to the relative safety of U.S. Treasury securities, including TIPS.
          Although the Fed continued to project only modest price increases for the foreseeable future, the prospect of higher future inflation attracted some investors to TIPS. As a result, the return of the TIPS index for the period topped the 2.37% gain of the broad domestic investment-grade, fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index. For the ten years ended June 30, 2012, the average annual return of TIPS was 7.23%, compared with 5.63% for the aggregate index.
          For the first half of 2012, the account trailed the TIPS index partly because the account’s return includes a deduction for expenses, while the benchmark’s does not. Because the account’s portfolio is similar to that of its benchmark index, the above discussion of the benchmark’s performance also applies to the performance of the account.

          During the period, the account’s managers kept the account’s duration—a measure of its sensitivity to interest rate changes—close to that of the TIPS index. This strategy helped the account’s risk and reward characteristics more closely resemble those of its benchmark.

22	2012 Semiannual Report ▪ College Retirement Equities Fund

CREF Inflation-Linked Bond Account

Performance as of June 30, 2012

		Total return		Average annual total return

	Inception date	6 months	1 year	5 years	10 years

CREF Inflation-Linked Bond Account	5/1/1997	3.66%	11.18%	7.91%	6.74%

Barclays U.S. Treasury Inflation Protected Securities Index (Series-L)	—	4.04	11.66	8.44	7.23

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

Expense example

Six months ended June 30, 2012

CREF Inflation-Linked Bond Account	Beginning account value (1/1/12)	Ending account value (6/30/12)	Expenses paid during period (1/1/12–6/30/12	* )

Actual return	$1,000.00	$1,036.64	$2.28
5% annual hypothetical return	1,000.00	1,022.63	2.26

*

“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended June 30, 2012. The account’s annualized six-month expense ratio for that period was 0.45%.

For more information about this expense example, please see page 6.

Portfolio composition

% of net assets as of 6/30/2012

U.S. Treasury securities	98.8
Short-term investments	0.6
Other assets & liabilities, net	0.6

Total	100.0

Holdings by maturity

% of fixed-income investments
(excluding short-term investments) as of 6/30/2012

Less than 1 year	0.5
1–3 years	18.4
3–5 years	18.3
5–10 years	29.9
Over 10 years	32.9

Total	100.0

College Retirement Equities Fund ▪ 2012 Semiannual Report	23

CREF Social Choice Account

Performance for the six months ended June 30, 2012

The CREF Social Choice Account returned 4.65% for the period, compared with the 5.79% return of its composite benchmark, a weighted average of the Russell 3000® Index, the MSCI EAFE+Canada Index and the Barclays U.S. Aggregate Bond Index. For the one-year period ended June 30, 2012, the account returned 2.16%, versus 3.28% for its composite index. The account screens investments according to social criteria, while the benchmark does not.

          Because of its social screens, the account did not invest in a number of stocks and bonds that were included in its composite benchmark. The account’s underperformance for the six-month period resulted in part from its exclusion of a number of well-performing stocks. These included Apple (up 44.2%), Bank of America (up 47.5%), AT&T (up 21.4%) and Microsoft (up 19.4%). Avoiding Toyota and Belgium-based Anheuser-Busch Inbev further reduced the account’s results.
          In contrast, relative performance was helped by the exclusion of five mega-cap energy companies: Exxon Mobil, Chevron, Schlumberger, Royal Dutch Shell and France’s Total. During the six months covered by this report, energy stocks were hampered by falling oil and natural gas prices.

Quantitative modeling techniques help mitigate risks

To compensate for the account’s exclusion of some stocks, its managers use quantitative (mathematical) modeling and other techniques in an attempt to closely match, to the extent possible, the investment characteristics of the portfolio to those of its composite benchmark. One such method is to overweight or underweight specific stocks relative to the benchmark.
          During the period, the account’s return was adversely affected by overweight positions in technology companies Hewlett-Packard, Dell, Google and Finland’s Nokia. Partly offsetting these detractors were overweight holdings in Swiss Reinsurance, women’s apparel retailer TJX Companies, biotechnology firm Biogen Idec and global drug manufacturer Novo Nordisk.

Bonds boost relative performance

For the six months, the account’s fixed-income segment registered a positive return, outpacing the Barclays aggregate index. The biggest contributions to this outperformance came from overweight positions—and successful security selections—among municipal bonds, commercial mortgage-backed securities and asset-backed securities. These favorable effects were partly offset by an underweight holding in U.S. Treasury securities, which rallied in the second quarter on concerns about the sustainability of the economic recovery.

24	2012 Semiannual Report ▪ College Retirement Equities Fund

CREF Social Choice Account

Performance as of June 30, 2012

		Total return		Average annual total return

	Inception date	6 months	1 year	5 years	10 years

CREF Social Choice Account	3/1/1990	4.65%	2.16%	2.44%	5.53%

CREF Social Choice
Composite Benchmark*	—	5.79	3.28	2.54	5.66

Broad market index
Russell 3000 Index	—	9.32	3.84	0.39	5.81

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

On June 30, 2012, the CREF Social Choice Composite Benchmark consisted of: 47.0% Russell 3000 Index; 40.0% Barclays U.S. Aggregate Bond Index; and 13.0% MSCI EAFE+Canada Index. The account’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

Expense example

Six months ended June 30, 2012

CREF Social Choice Account	Beginning account value (1/1/12)	Ending account value (6/30/12)	Expenses paid during period (1/1/12–6/30/12	† )

Actual return	$1,000.00	$1,046.53	$2.29
5% annual hypothetical return	1,000.00	1,022.63	2.26

†

“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended June 30, 2012. The account’s annualized six-month expense ratio for that period was 0.45%.

For more information about this expense example, please see page 6.

College Retirement Equities Fund ▪ 2012 Semiannual Report	25

CREF Social Choice Account

Portfolio composition

% of net assets as of 6/30/2012

Equities	60.2
Long-term bonds	38.3
Short-term investments	12.2
Other assets & liabilities, net	–10.7

Total	100.0

Holdings by maturity

% of fixed-income investments
(excluding short-term investments) as of 6/30/2012

Less than 1 year	5.7
1–3 years	23.9
3–5 years	31.8
5–10 years	24.6
Over 10 years	14.0

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2012

More than $50 billion	24.4
More than $15 billion–$50 billion	42.8
More than $2 billion–$15 billion	29.6
$2 billion or less	3.2

Total	100.0

26	2012 Semiannual Report ▪ College Retirement Equities Fund

CREF Money Market Account

Performance for the six months ended June 30, 2012

The CREF Money Market Account returned 0.00% for the period, compared with the 0.01% return of the iMoneyNet Money Fund Report Averages™—All Taxable, a simple average of over 1,000 taxable money market funds. The iMoneyNet average is not an index, and its returns reflect the deduction of expenses charged by the funds included in the average.
          During the first quarter of 2012, the U.S. economy appeared to gain momentum. At the same time, Europe seemed to make progress in addressing its sovereign debt problems. In April and May, however, growth slowed in many nations, igniting fears of a worldwide recession.

          To bolster the flagging economy, the Federal Reserve announced it would maintain its target federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) within a range of 0% to 0.25% until late 2014. Seeking to lower long-term interest rates, the Fed extended its program of buying longer-term U.S. Treasury securities, while selling its shorter-term holdings, through 2012.

Treasury and LIBOR yields move in opposite directions

As the supply of short-term U.S. Treasury securities increased, their yields rose. The yield on three-month Treasuries went from 0.02% at year-end 2011 to 0.09% six months later.
          Despite the fact that many money market funds left the European credit market, LIBOR yields fell, as banks found alternative financing through the European Central Bank. (LIBOR, an indication of the interest rates that banks expect to pay to other banks for loans on the London market, is the most widely used benchmark for short-term rates.) The yield on three-month LIBOR declined from 0.58% to 0.46%. At period-end, investigations by U.S. and British regulators called LIBOR into question as a reliable indicator of money market conditions.

          In pursuit of relative value and to comply with SEC regulations, the account maintained more than half of its portfolio in U.S. Treasury and agency securities. For additional yield, it continued to buy U.S. government floating-rate securities with two-year maturities and participated in repurchase agreements. Avoiding Europe, the account made selective investments in top-tier Canadian and Australian banks. On June 26, 2012, the account’s weighted average maturity was 53 days, versus 45 days for the average iMoneyNet fund.

          In the low interest rate environment, part or all of the account’s 12b-1 distribution fees and/or administrative fees were voluntarily withheld by TIAA (waived) to prevent the account’s yield from being negative.

College Retirement Equities Fund ▪ 2012 Semiannual Report	27

CREF Money Market Account

Net annualized yield for the 7 days ended June 26, 2012*

	Current yield	Effective yield

CREF Money Market Account†	0.00%	0.00%

iMoneyNet Money Fund Report Averages™—All Taxable‡	0.03	0.03

The current yield more closely reflects current earnings than does the total return.

*     iMoneyNet reports its 7-day yields as of Tuesday of each week.

Performance as of June 30, 2012

		Total return		Average annual total return

	Inception date	6 months	1 year	5 years	10 years

CREF Money Market Account†	4/1/1988	0.00%	0.00%	0.99%	1.74%

iMoneyNet Money Fund Report
Averages—All Taxable‡	—	0.01	0.02	0.91	1.60

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

An investment in the CREF Money Market Account is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. As with any investment, you can lose money by investing in this account.

Note: Unlike most money market funds, the CREF Money Market Account does not distribute income on a daily basis. Therefore, the account does not maintain a constant value of $1.00 per accumulation unit.

†

Beginning July 16, 2009, part or all of the 12b-1 distribution fees and/or administrative fees for the CREF Money Market Account are being voluntarily withheld by TIAA (“waived”). Without this waiver, the 7-day current and effective annualized yields and total returns would have been lower. This 12b-1 and administrative fee waiver may be discontinued at any time without notice. Amounts waived on or after October 1, 2010 are subject to possible recovery by TIAA under certain conditions.

‡	The iMoneyNet Money Fund Report Averages—All Taxable category is a simple average of over 1,000 taxable money market funds. You cannot invest in it directly.

28	2012 Semiannual Report ▪ College Retirement Equities Fund

CREF Money Market Account

Expense example

Six months ended June 30, 2012

CREF Money Market Account	Beginning account value (1/1/12)	Ending account value (6/30/12)	Expenses paid during period (1/1/12–6/30/12	§ )

Actual return	$1,000.00	$1,000.00	$0.75
5% annual hypothetical return	1,000.00	1,024.12	0.75

§

“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended June 30, 2012. The account’s annualized six-month expense ratio for that period was 0.15%. The expense charges of the account reflect a voluntary waiver. Without this waiver, the expenses of the account would have been higher and its performance lower.

For more information about this expense example, please see page 6.

Portfolio composition

% of net assets as of 6/30/2012

Commercial paper	41.1
U.S. government agency securities	21.2
U.S. Treasury securities	19.0
Floating rate securities, government	14.2
Certificates of deposit	3.4
Other assets & liabilities, net	1.1

Total	100.0

College Retirement Equities Fund ▪ 2012 Semiannual Report	29

Summary portfolio of investments (unaudited)

CREF Stock Account ▪ June 30, 2012

Principal		Issuer		Value (000)	% of net assets

BONDS
CORPORATE BONDS
FOOD & STAPLES RETAILING				$40	0.0%

REAL ESTATE				20	0.0

		TOTAL CORPORATE BONDS	(Cost $63)	60	0.0

GOVERNMENT BONDS
U.S. TREASURY SECURITIES				302	0.0

		TOTAL GOVERNMENT BONDS	(Cost $304)	302	0.0

		TOTAL BONDS	(Cost $367)	362	0.0

EQUITY LINKED NOTES
BANKS				1,043	0.0

		TOTAL EQUITY LINKED NOTES	(Cost $1,058)	1,043	0.0

Shares		Company

COMMON STOCKS
AUTOMOBILES & COMPONENTS				1,635,309	1.6

BANKS
10,997,004		US Bancorp		353,664	0.4
27,766,643		Wells Fargo & Co		928,517	0.9
		Other		4,697,333	4.6

				5,979,514	5.9

CAPITAL GOODS
5,290,494		Boeing Co		393,084	0.4
40,902,270		General Electric Co		852,403	0.8
7,590,623		Honeywell International, Inc		423,860	0.4
		Other		6,630,936	6.5

				8,300,283	8.1

COMMERCIAL & PROFESSIONAL SERVICES				974,862	1.0

CONSUMER DURABLES & APPAREL
3,766,627	a	Jarden Corp		158,274	0.2
		Other		1,561,733	1.5

				1,720,007	1.7

CONSUMER SERVICES
3,574,052		McDonald’s Corp		316,411	0.3
		Other		1,761,963	1.7

				2,078,374	2.0

DIVERSIFIED FINANCIALS
15,879,631		Citigroup, Inc		435,261	0.4
8,823,000	*,a,e	Japan Asia Investment Co Ltd		6,687	0.0
15,912,756		JPMorgan Chase & Co		568,563	0.6
		Other		3,736,058	3.7

				4,746,569	4.7

30	2012 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Stock Account ▪ June 30, 2012

Shares		Company	Value (000)	% of net assets

ENERGY
8,665,885		Chevron Corp	$914,251	0.9%
18,417,735		Exxon Mobil Corp	1,576,006	1.6
6,334,003		Occidental Petroleum Corp	543,267	0.6
6,030,887		Schlumberger Ltd	391,465	0.3
		Other	6,352,047	6.2

			9,777,036	9.6

FOOD & STAPLES RETAILING
5,065,251		Wal-Mart Stores, Inc	353,149	0.4
		Other	1,348,886	1.3

			1,702,035	1.7

FOOD, BEVERAGE & TOBACCO
9,633,631		Altria Group, Inc	332,842	0.3
10,000,954		Coca-Cola Co	781,975	0.8
6,254,691		PepsiCo, Inc	441,956	0.5
10,034,434		Philip Morris International, Inc	875,605	0.9
		Other	3,636,230	3.6

			6,068,608	6.1

HEALTH CARE EQUIPMENT & SERVICES
5,602,228		UnitedHealth Group, Inc	327,730	0.3
		Other	2,833,407	2.8

			3,161,137	3.1

HOUSEHOLD & PERSONAL PRODUCTS
10,016,379		Procter & Gamble Co	613,503	0.5
		Other	977,329	1.0

			1,590,832	1.5

INSURANCE
6,636,365	*	Berkshire Hathaway, Inc (Class B)	553,008	0.6
248,864	*,a,e	Fondiaria-Sai S.p.A.	296	0.0
		Other	3,028,116	2.9

			3,581,420	3.5

MATERIALS
3,621,450		Monsanto Co	299,784	0.3
		Other	5,794,580	5.7

			6,094,364	6.0

MEDIA
16,742,385		Comcast Corp (Class A)	535,254	0.5
1,350,378	*,a	Stroer Out-of-Home Media AG.	13,281	0.0
10,526,739		Walt Disney Co	510,547	0.5
		Other	2,144,659	2.2

			3,203,741	3.2

See notes to financial statements	College Retirement Equities Fund ▪ 2012 Semiannual Report	31

Summary portfolio of investments (unaudited)	continued

CREF Stock Account ▪ June 30, 2012

Shares		Company	Value (000)	% of net assets

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
9,331,525		Abbott Laboratories	$601,603	0.6%
4,983,591		Bayer AG.	359,114	0.4
11,103,159	e	Johnson & Johnson	750,129	0.7
11,282,316		Merck & Co, Inc	471,037	0.5
22,167,242	*,a	MPM Bioventures II	3,846	0.0
45,379,734		Pfizer, Inc	1,043,734	1.0
4,254,176	*,a	Skyline Venture Fund II Ltd	246	0.0
583,879	*,a,e	Vanda Pharmaceuticals, Inc	2,569	0.0
		Other	4,361,964	4.3

			7,594,242	7.5

REAL ESTATE			3,518,524	3.5

RETAILING
1,405,107	*	Amazon.com, Inc	320,856	0.3
6,981,376		Home Depot, Inc	369,943	0.4
5,947,032		Target Corp	346,058	0.4
		Other	2,970,861	2.9

			4,007,718	4.0

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
23,914,632		Intel Corp	637,325	0.6
		Other	1,710,491	1.7

			2,347,816	2.3

SOFTWARE & SERVICES
1,297,293	*	Google, Inc (Class A)	752,521	0.8
4,591,775		International Business Machines Corp	898,059	0.9
35,566,643		Microsoft Corp	1,087,984	1.1
21,557,771		Oracle Corp	640,266	0.7
2,612,980		Visa, Inc (Class A)	323,043	0.3
		Other	3,672,690	3.5

			7,374,563	7.3

TECHNOLOGY HARDWARE & EQUIPMENT
4,838,024	*	Apple, Inc	2,825,406	2.8
27,564,277		Cisco Systems, Inc	473,279	0.5
8,951,484		Qualcomm, Inc	498,419	0.5
		Other	2,387,804	2.3

			6,184,908	6.1

TELECOMMUNICATION SERVICES
24,930,079		AT&T, Inc	889,007	0.9
11,523,935		Verizon Communications, Inc	512,124	0.5
		Other	1,953,145	1.9

			3,354,276	3.3

32	2012 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Stock Account ▪ June 30, 2012

Shares	Company		Value (000)		% of net assets

TRANSPORTATION
2,933,339	Union Pacific Corp		$349,977		0.4%
	Other		1,782,530		1.7

			2,132,507		2.1

UTILITIES			3,552,456		3.5

	TOTAL COMMON STOCKS	(Cost $94,067,090)	100,681,101		99.3

PREFERRED STOCKS
DIVERSIFIED FINANCIALS			1,713		0.0

FOOD, BEVERAGE & TOBACCO			56,444		0.1

	TOTAL PREFERRED STOCKS	(Cost $37,339)	58,157		0.1

RIGHTS/WARRANTS
BANKS			32		0.0

CAPITAL GOODS			118		0.0

CONSUMER DURABLES & APPAREL			0	^	0.0

CONSUMER SERVICES			17		0.0

DIVERSIFIED FINANCIALS			8		0.0

ENERGY			659		0.0

FOOD & STAPLES RETAILING			75		0.0

HEALTH CARE EQUIPMENT & SERVICES			1,275		0.0

MATERIALS			434		0.0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			114		0.0

REAL ESTATE			104		0.0

	TOTAL RIGHTS/WARRANTS	(Cost $886)	2,836		0.0

Principal	Issuer

SHORT-TERM INVESTMENTS
TREASURY DEBT			402,812		0.4

See notes to financial statements	College Retirement Equities Fund ▪ 2012 Semiannual Report	33

Summary portfolio of investments (unaudited)	concluded

CREF Stock Account ▪ June 30, 2012

Principal		Issuer		Value (000)	% of net assets

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
REPURCHASE AGREEMENTS
$638,000,000	n	Barclays	0.150%, 07/02/12	$638,000	0.6%
910,000,000	o	Calyon	0.150%, 07/02/12	910,000	0.9
380,000,000	p	Citigroup	0.160%, 07/02/12	380,000	0.4
598,000,000	q	CSFB	0.150%, 07/02/12	598,000	0.6
617,000,000	r	Deutsche Bank	0.150%, 07/02/12	617,000	0.6
645,000,000	s	Royal Bank of Scotland	0.150%, 07/02/12	645,000	0.6
774,000,000	t	UBS Warburg	0.140%, 07/02/12	774,000	0.8
		Other		420,000	0.4

				4,982,000	4.9

VARIABLE RATE SECURITY				337,299	0.3

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED				5,319,299	5.2

		TOTAL SHORT-TERM INVESTMENTS	(Cost $5,724,041)	5,722,111	5.6

		TOTAL PORTFOLIO	(Cost $99,830,781)	106,465,610	105.0
		OTHER ASSETS & LIABILITIES, NET		(5,068,377)	(5.0)

		NET ASSETS		$101,397,233	100.0%

*	Non-income producing.
^	Amount represents less than $1,000.
a	Affiliated Holding.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $5,382,171,000.
n	Agreement with Barclays, 0.15% dated 6/29/12 to be repurchased at $638,000,000 on 7/02/12, collateralized by U.S. Treasury Securities valued at $650,760,000.
o	Agreement with Calyon, 0.15% dated 6/29/12 to be repurchased at $910,000,000 on 7/02/12, collateralized by U.S. Treasury Securities valued at $928,200,000.
p	Agreement with Citigroup, 0.16% dated 6/29/12 to be repurchased at $380,000,000 on 7/02/12, collateralized by U.S. Treasury Securities valued at $387,600,000.
q	Agreement with CSFB, 0.15% dated 6/29/12 to be repurchased at $598,000,000 on 7/02/12, collateralized by U.S. Treasury Securities valued at $609,962,000.
r	Agreement with Deutsche Bank, 0.15% dated 6/29/12 to be repurchased at $617,000,000 on 7/02/12, collateralized by U.S. Treasury Securities valued at $629,340,000.
s	Agreement with Royal Bank of Scotland, 0.15% dated 6/29/12 to be repurchased at $645,000,000 on 7/02/12, collateralized by U.S. Treasury Securities valued at $657,902,000.
t	Agreement with UBS Warburg, 0.14% dated 6/29/12 to be repurchased at $774,000,000 on 7/02/12, collateralized by U.S. Treasury Securities valued at $789,480,000.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 6/30/12, the aggregate value of restricted securities amounted to $145,285,000 or 0.1% of net assets.

At 6/30/12, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $6,400,000 or 0.0% of net assets.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

34	2012 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

Summary of market values by country (unaudited)

CREF Stock Account ▪ June 30, 2012

Country	Value (000)	% of total portfolio

DOMESTIC
UNITED STATES	$75,684,287	71.5%

TOTAL DOMESTIC	75,684,287	71.5

FOREIGN
ARGENTINA	1,781	0.0
AUSTRALIA	1,556,710	1.5
AUSTRIA	103,374	0.1
BAHAMAS	228	0.0
BELGIUM	285,837	0.3
BERMUDA	39,456	0.0
BRAZIL	898,981	0.8
CAMBODIA	1,242	0.0
CANADA	2,614,774	2.5
CAYMAN ISLANDS	1,578	0.0
CHILE	132,790	0.1
CHINA	1,223,224	1.1
COLOMBIA	108,950	0.1
CYPRUS	1,777	0.0
CZECH REPUBLIC	23,278	0.0
DENMARK	254,891	0.2
EGYPT	21,639	0.0
FAROE ISLANDS	338	0.0
FINLAND	109,242	0.1
FRANCE	1,647,660	1.5
GERMANY	1,693,058	1.6
GIBRALTAR	1,625	0.0
GREECE	28,699	0.0
GUERNSEY, C.I.	2,908	0.0
HONG KONG	723,379	0.7
HUNGARY	13,509	0.0
INDIA	573,185	0.5
INDONESIA	235,690	0.2
IRELAND	237,010	0.2
ISLE OF MAN	3,424	0.0
ISRAEL	345,538	0.3

Country	Value (000)	% of total portfolio

ITALY	$414,933	0.4%
JAPAN	4,567,100	4.3
JERSEY, C.I.	12,592	0.0
KOREA, REPUBLIC OF	1,137,090	1.1
LIECHTENSTEIN	1,331	0.0
LUXEMBOURG	22,766	0.0
MACAU	45,569	0.0
MALAYSIA	245,268	0.2
MEXICO	400,795	0.4
MONACO	1,027	0.0
MOROCCO	6,074	0.0
NETHERLANDS	955,686	0.9
NEW ZEALAND	48,709	0.0
NIGERIA	1,043	0.0
NORWAY	216,640	0.2
PANAMA	15,463	0.0
PERU	38,580	0.0
PHILIPPINES	85,445	0.1
POLAND	106,828	0.1
PORTUGAL	41,097	0.0
PUERTO RICO	2,033	0.0
RUSSIA	406,957	0.4
SINGAPORE	289,459	0.3
SOUTH AFRICA	565,611	0.5
SPAIN	403,851	0.4
SWEDEN	521,581	0.5
SWITZERLAND	1,486,712	1.4
TAIWAN	852,994	0.8
THAILAND	186,115	0.2
TURKEY	137,741	0.1
UKRAINE	3,962	0.0
UNITED ARAB EMIRATES	20,772	0.0
UNITED KINGDOM	4,653,724	4.4

TOTAL FOREIGN	30,781,323	28.5

TOTAL PORTFOLIO	$106,465,610	100.0%

See notes to financial statements	College Retirement Equities Fund ▪ 2012 Semiannual Report	35

Summary portfolio of investments (unaudited)

CREF Global Equities Account ▪ June 30, 2012

Shares	Company	Value (000)	% of net assets

COMMON STOCKS
AUSTRALIA		$330,435	2.4%

AUSTRIA		20,701	0.0

BELGIUM
793,977	InBev NV	62,598	0.5
	Other	67,571	0.5

		130,169	1.0

BERMUDA		2,658	0.0

BRAZIL		15,372	0.2

CANADA		547,012	3.6

CHINA		28,868	0.1

COLOMBIA		2,010	0.0

DENMARK		75,983	0.5

FINLAND		24,138	0.1

FRANCE
2,150,543	Edenred	60,966	0.4
	Other	362,076	2.9

		423,042	3.3

GERMANY
1,060,084	Bayer AG.	76,389	0.6
	Other	399,117	2.8

		475,506	3.4

GREECE		473	0.0

HONG KONG		165,876	1.2

INDIA		69,107	0.5

INDONESIA		13,400	0.1

IRELAND		111,314	0.8

ISLE OF MAN		1,766	0.0

ISRAEL
1,673,544	Teva Pharmaceutical Industries Ltd (ADR)	66,005	0.5
	Other	6,512	0.0

		72,517	0.5

ITALY		141,256	1.2

JAPAN
1,789,348	Toyota Motor Corp	72,222	0.5
	Other	1,047,307	7.2

		1,119,529	7.7

JERSEY, C.I.		796	0.0

36	2012 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Global Equities Account ▪ June 30, 2012

Shares	Company	Value (000)	% of net assets

KOREA, REPUBLIC OF		$51,751	0.3%

LUXEMBOURG		3,563	0.0

MACAU		28,167	0.2

MALAYSIA		5,027	0.0

MEXICO		28,762	0.2

NETHERLANDS
2,132,450	Royal Dutch Shell plc (A Shares)	71,849	0.5
	Other	159,254	1.1

		231,103	1.6

NEW ZEALAND		1,567	0.0

NORWAY		33,401	0.2

PHILIPPINES		8,348	0.1

PORTUGAL		18,942	0.1

RUSSIA		4,599	0.0

SINGAPORE		89,737	0.4

SOUTH AFRICA		24,573	0.1

SPAIN		101,898	0.8

SWEDEN		108,491	0.7

SWITZERLAND
1,782,403	Nestle S.A.	106,370	0.8
1,082,476	Novartis AG.	60,523	0.4
195,573	Syngenta AG.	66,950	0.5
	Other	149,780	1.1

		383,623	2.8

TAIWAN		33,604	0.3

THAILAND		36,249	0.2

TURKEY		28,970	0.3

UKRAINE		6,589	0.1

UNITED KINGDOM
3,675,246	BG Group plc	75,238	0.5
7,096,414	HSBC Holdings plc	62,532	0.5
1,198,558	Rio Tinto plc	56,960	0.4
2,508,264	Tullow Oil plc	57,972	0.4
20,695,650	Vodafone Group plc	58,170	0.4
	Other	846,136	5.8

		1,157,008	8.0

See notes to financial statements	College Retirement Equities Fund ▪ 2012 Semiannual Report	37

Summary portfolio of investments (unaudited)	continued

CREF Global Equities Account ▪ June 30, 2012

Shares		Company		Value (000)	% of net assets

UNITED STATES
813,705		ACE Ltd		$60,320	0.4%
852,390		Amgen, Inc		62,259	0.5
635,164	*	Apple, Inc		370,936	2.7
3,616,797		AT&T, Inc		128,975	0.9
775,637		Boeing Co		57,630	0.4
1,471,198		Chevron Corp		155,211	1.1
4,829,590		Cisco Systems, Inc		82,924	0.6
904,365		Coca-Cola Co		70,712	0.5
2,298,992	d	Exxon Mobil Corp		196,725	1.4
4,425,223		General Electric Co		92,222	0.7
180,730	*	Google, Inc (Class A)		104,836	0.8
1,264,462		Home Depot, Inc		67,004	0.5
1,060,885		Honeywell International, Inc		59,240	0.4
3,226,729		Intel Corp		85,992	0.6
616,777		International Business Machines Corp		120,629	0.9
2,319,408		iShares MSCI EAFE Index Fund		115,878	0.8
1,019,407		Johnson & Johnson		68,871	0.5
1,568,210		JPMorgan Chase & Co		56,032	0.4
1,785,899		Merck & Co, Inc		74,561	0.5
5,190,831		Microsoft Corp		158,788	1.1
795,019		Occidental Petroleum Corp		68,189	0.5
3,160,006		Oracle Corp		93,852	0.7
1,037,426		PepsiCo, Inc		73,305	0.5
6,737,717		Pfizer, Inc		154,968	1.1
1,375,619		Philip Morris International, Inc		120,036	0.9
1,149,948		Procter & Gamble Co		70,434	0.5
726,544	e	SPDR Trust Series 1		99,006	0.7
1,164,123		Target Corp		67,740	0.5
1,202,229		Tyco International Ltd		63,538	0.5
464,583		Union Pacific Corp		55,429	0.4
1,180,968		UnitedHealth Group, Inc		69,087	0.5
1,860,192		US Bancorp		59,824	0.4
3,693,718		Wells Fargo & Co		123,518	0.9
		Other		4,382,313	31.8

				7,690,984	55.6

		TOTAL COMMON STOCKS	(Cost $13,192,881)	13,848,884	98.6

RIGHTS/WARRANTS
AUSTRALIA				7	0.0

CANADA				82	0.0

MALAYSIA				13	0.0

SPAIN				34	0.0

UNITED STATES				438	0.0

		TOTAL RIGHTS/WARRANTS	(Cost $434)	574	0.0

38	2012 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

CREF Global Equities Account ▪ June 30, 2012

Principal		Issuer		Value (000)	% of net assets

SHORT-TERM INVESTMENTS
TREASURY DEBT				$169,616	1.2%

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
REPURCHASE AGREEMENTS
$117,000,000	n	Barclays	0.150%, 07/02/12	117,000	0.8
92,000,000	o	Calyon	0.150%, 07/02/12	92,000	0.7
130,000,000	p	UBS Warburg	0.140%, 07/02/12	130,000	0.9
		Other		268,707	1.9

				607,707	4.3

VARIABLE RATE SECURITY				59,275	0.5

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED				666,982	4.8

		TOTAL SHORT-TERM INVESTMENTS	(Cost $836,929)	836,598	6.0

		TOTAL PORTFOLIO	(Cost $14,030,244)	14,686,056	104.6
		OTHER ASSETS & LIABILITIES, NET		(642,446)	(4.6)

		NET ASSETS		$14,043,610	100.0%

Abbreviation(s):
ADR	American Depositary Receipt
SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $655,625,000.
n	Agreement with Barclays, 0.15% dated 6/29/12 to be repurchased at $117,000,000 on 7/02/12, collateralized by U.S. Treasury Securities valued at $119,340,000.
o	Agreement with Calyon, 0.15% dated 6/29/12 to be repurchased at $92,000,000 on 7/02/12, collateralized by U.S. Treasury Securities valued at $93,840,000.
p	Agreement with UBS Warburg, 0.14% dated 6/29/12 to be repurchased at $130,000,000 on 7/02/12, collateralized by U.S. Treasury Securities valued at $132,600,000.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 6/30/12, the aggregate value of restricted securities amounted to $7,506,000 or 0.1% of net assets. Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	College Retirement Equities Fund ▪ 2012 Semiannual Report	39

Summary of market values by sector (unaudited)

CREF Global Equities Account ▪ June 30, 2012

Sector	Value (000)	% of net assets

FINANCIALS	$2,508,115	17.7%
INFORMATION TECHNOLOGY	1,950,294	13.9
CONSUMER DISCRETIONARY	1,833,809	13.1
HEALTH CARE	1,502,446	10.7
INDUSTRIALS	1,472,105	10.5
CONSUMER STAPLES	1,465,078	10.4
ENERGY	1,360,944	9.7
MATERIALS	910,508	6.5
TELECOMMUNICATION SERVICES	457,548	3.3
UTILITIES	388,611	2.8
SHORT-TERM INVESTMENTS	836,598	6.0
OTHER ASSETS & LIABILITIES, NET	(642,446)	(4.6)

NET ASSETS	$14,043,610	100.0%

40	2012 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)

CREF Growth Account ▪ June 30, 2012

Shares		Company	Value (000)	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS			$41,747	0.3%

BANKS			1,142	0.0

CAPITAL GOODS
1,876,765		Boeing Co	139,443	1.0
1,152,669		Caterpillar, Inc	97,872	0.7
2,054,065		Honeywell International, Inc	114,698	0.8
586,428		Precision Castparts Corp	96,462	0.7
		Other	719,095	4.8

			1,167,570	8.0

COMMERCIAL & PROFESSIONAL SERVICES			132,850	1.0

CONSUMER DURABLES & APPAREL
1,057,467		Nike, Inc (Class B)	92,825	0.6
		Other	201,380	1.4

			294,205	2.0

CONSUMER SERVICES
1,445,147		McDonald’s Corp	127,939	0.9
2,453,205		Starbucks Corp	130,805	0.9
1,134,761		Yum! Brands, Inc	73,101	0.5
		Other	206,095	1.4

			537,940	3.7

DIVERSIFIED FINANCIALS
2,220,750	e	iShares Russell 1000 Growth Index Fund	140,417	1.1
		Other	342,270	2.2

			482,687	3.3

ENERGY
2,440,995		Schlumberger Ltd	158,446	1.1
		Other	375,144	2.6

			533,590	3.7

FOOD & STAPLES RETAILING
1,874,868		Wal-Mart Stores, Inc	130,716	0.9
		Other	157,121	1.1

			287,837	2.0

FOOD, BEVERAGE & TOBACCO
2,434,749		Altria Group, Inc	84,121	0.6
2,763,422		Coca-Cola Co	216,072	1.6
936,649		Mead Johnson Nutrition Co	75,409	0.6
1,891,237		PepsiCo, Inc	133,635	0.9
3,112,909		Philip Morris International, Inc	271,631	1.8
		Other	228,838	1.5

			1,009,706	7.0

HEALTH CARE EQUIPMENT & SERVICES
216,503	*	Intuitive Surgical, Inc	119,896	0.8
		Other	533,418	3.7

			653,314	4.5

HOUSEHOLD & PERSONAL PRODUCTS			185,112	1.3

See notes to financial statements	College Retirement Equities Fund ▪ 2012 Semiannual Report	41

Summary portfolio of investments (unaudited)	continued

CREF Growth Account ▪ June 30, 2012

Shares		Company	Value (000)	% of net assets

INSURANCE			$42,216	0.3%

MATERIALS
1,843,270		Monsanto Co	152,586	1.1
		Other	449,448	3.0

			602,034	4.1

MEDIA
3,741,844		Comcast Corp (Class A)	119,627	0.9
2,214,950	*	DIRECTV	108,134	0.7
2,732,675		Walt Disney Co	132,534	1.0
		Other	378,726	2.5

			739,021	5.1

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
2,444,853		Abbott Laboratories	157,619	1.0
1,016,645	*	Alexion Pharmaceuticals, Inc	100,952	0.8
1,095,705		Allergan, Inc	101,429	0.7
1,036,865		Amgen, Inc	75,733	0.5
633,011	*	Biogen Idec, Inc	91,394	0.6
1,869,218	*	Gilead Sciences, Inc	95,853	0.7
1,094,070		Johnson & Johnson	73,915	0.5
		Other	477,702	3.2

			1,174,597	8.0

REAL ESTATE
1,209,617		American Tower Corp	84,563	0.6
559,590		Simon Property Group, Inc	87,105	0.6
		Other	89,301	0.6

			260,969	1.8

RETAILING
1,211,614	*	Amazon.com, Inc	276,672	1.9
2,503,991		Home Depot, Inc	132,687	1.0
1,969,678		TJX Companies, Inc	84,558	0.6
		Other	545,680	3.6

			1,039,597	7.1

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
4,964,130		Intel Corp	132,294	1.0
		Other	190,349	1.2

			322,643	2.2

SOFTWARE & SERVICES
1,224,983		Accenture plc	73,609	0.5
3,190,809	*	eBay, Inc	134,046	0.9
605,283	*	Google, Inc (Class A)	351,108	2.4
1,762,093		International Business Machines Corp	344,631	2.4
2,622,995		Intuit, Inc	155,675	1.1
369,808		Mastercard, Inc (Class A)	159,058	1.1
14,972,725		Microsoft Corp	458,015	3.1
6,715,345		Oracle Corp	199,445	1.4
1,639,949		Visa, Inc (Class A)	202,748	1.4
		Other	691,706	4.7

			2,770,041	19.0

42	2012 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

CREF Growth Account ▪ June 30, 2012

Shares		Company		Value (000)	% of net assets

TECHNOLOGY HARDWARE & EQUIPMENT
1,989,435	*,d	Apple, Inc		$1,161,830	8.0%
5,691,253	*	EMC Corp		145,867	1.0
3,550,323		Qualcomm, Inc		197,682	1.4
		Other		153,362	1.0

				1,658,741	11.4

TELECOMMUNICATION SERVICES
4,181,956		Verizon Communications, Inc		185,845	1.4
		Other		44,813	0.2

				230,658	1.6

TRANSPORTATION
669,091		Union Pacific Corp		79,830	0.6
1,263,530		United Parcel Service, Inc (Class B)		99,516	0.6
		Other		140,046	0.9

				319,392	2.1

UTILITIES				11,721	0.1

		TOTAL COMMON STOCKS	(Cost $12,139,072)	14,499,330	99.6

Principal		Issuer

SHORT-TERM INVESTMENTS

TREASURY DEBT				77,588	0.5

Shares		Company

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
171,882,826	a,c	TIAA-CREF Short Term Lending Portfolio of the
		State Street Navigator Securities Lending Trust		171,883	1.2

				171,883	1.2

		TOTAL SHORT-TERM INVESTMENTS	(Cost $249,470)	249,471	1.7

		TOTAL PORTFOLIO	(Cost $12,388,542)	14,748,801	101.3
		OTHER ASSETS & LIABILITIES, NET		(182,065)	(1.3)

		NET ASSETS		$14,566,736	100.0%

*	Non-income producing.
a	Affiliated holding.
c	Investments made with cash collateral received from securites on loan.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $171,329,000.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	College Retirement Equities Fund ▪ 2012 Semiannual Report	43

Summary portfolio of investments (unaudited)

CREF Equity Index Account ▪ June 30, 2012

Shares		Company	Value (000)	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS			$98,044	0.8%

BANKS
1,446,510		US Bancorp	46,520	0.5
3,743,402		Wells Fargo & Co	125,180	1.2
		Other	216,517	1.6

			388,217	3.3

CAPITAL GOODS
530,981		3M Co	47,576	0.4
571,948		Boeing Co	42,495	0.5
8,090,632		General Electric Co	168,608	1.5
696,516		United Technologies Corp	52,607	0.6
		Other	629,473	5.3

			940,759	8.3

COMMERCIAL & PROFESSIONAL SERVICES			109,045	0.9

CONSUMER DURABLES & APPAREL			155,337	1.3

CONSUMER SERVICES
776,002		McDonald’s Corp	68,700	0.7
		Other	195,499	1.6

			264,199	2.3

DIVERSIFIED FINANCIALS
764,623		American Express Co	44,508	0.4
8,219,889		Bank of America Corp	67,239	0.7
2,230,189		Citigroup, Inc	61,129	0.5
2,906,920		JPMorgan Chase & Co	103,865	1.0
		Other	345,004	2.8

			621,745	5.4

ENERGY
1,506,379		Chevron Corp	158,922	1.5
965,563		ConocoPhillips	53,955	0.6
3,573,346	d	Exxon Mobil Corp	305,770	2.7
622,328		Occidental Petroleum Corp	53,376	0.6
1,019,515		Schlumberger Ltd	66,176	0.7
		Other	491,447	3.7

			1,129,646	9.8

FOOD & STAPLES RETAILING
978,474		CVS Corp	45,724	0.4
1,290,521		Wal-Mart Stores, Inc	89,975	0.9
		Other	102,133	0.8

			237,832	2.1

44	2012 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Equity Index Account ▪ June 30, 2012

Shares		Company	Value (000)	% of net assets

FOOD, BEVERAGE & TOBACCO
1,553,811		Altria Group, Inc	$53,684	0.5%
1,483,165		Coca-Cola Co	115,969	0.9
1,349,055		Kraft Foods, Inc (Class A)	52,102	0.6
1,194,227		PepsiCo, Inc	84,384	0.7
1,302,393		Philip Morris International, Inc	113,646	1.0
		Other	224,260	1.9

			644,045	5.6

HEALTH CARE EQUIPMENT & SERVICES
792,201		UnitedHealth Group, Inc	46,345	0.5
		Other	448,846	3.8

			495,191	4.3

HOUSEHOLD & PERSONAL PRODUCTS
2,093,505		Procter & Gamble Co	128,227	1.1
		Other	105,395	0.9

			233,622	2.0

INSURANCE
1,357,533	*	Berkshire Hathaway, Inc (Class B)	113,122	1.1
		Other	309,938	2.6

			423,060	3.7

MATERIALS			450,396	3.9

MEDIA
2,051,514		Comcast Corp (Class A)	65,586	0.7
1,365,991		Walt Disney Co	66,250	0.7
		Other	252,502	2.0

			384,338	3.4

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
1,199,837		Abbott Laboratories	77,354	0.7
593,892		Amgen, Inc	43,377	0.5
1,289,765		Bristol-Myers Squibb Co	46,367	0.4
2,097,223		Johnson & Johnson	141,689	1.3
2,322,596		Merck & Co, Inc	96,969	0.8
5,718,079		Pfizer, Inc	131,517	1.2
		Other	342,252	2.7

			879,525	7.6

REAL ESTATE			422,799	3.7

RETAILING
276,673	*	Amazon.com, Inc	63,178	0.6
1,173,014		Home Depot, Inc	62,157	0.6
		Other	352,419	2.9

			477,754	4.1

See notes to financial statements	College Retirement Equities Fund ▪ 2012 Semiannual Report	45

Summary portfolio of investments (unaudited)	continued

CREF Equity Index Account ▪ June 30, 2012

Shares		Company		Value (000)		% of net assets

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
3,838,075		Intel Corp		$102,286		1.0%
		Other		179,995		1.4

				282,281		2.4

SOFTWARE & SERVICES
197,659	*	Google, Inc (Class A)		114,657		1.1
832,344		International Business Machines Corp		162,790		1.5
5,737,899		Microsoft Corp		175,521		1.6
2,917,796		Oracle Corp		86,659		0.9
400,176		Visa, Inc (Class A)		49,474		0.5
		Other		492,882		3.7

				1,081,983		9.3

TECHNOLOGY HARDWARE & EQUIPMENT
713,896	*	Apple, Inc		416,914		3.7
4,090,437		Cisco Systems, Inc		70,233		0.7
1,309,116		Qualcomm, Inc		72,891		0.7
		Other		258,292		2.1

				818,330		7.2

TELECOMMUNICATION SERVICES
4,477,094		AT&T, Inc		159,654		1.5
2,169,249		Verizon Communications, Inc		96,402		0.8
		Other		69,425		0.5

				325,481		2.8

TRANSPORTATION
363,889		Union Pacific Corp		43,416		0.4
554,370		United Parcel Service, Inc (Class B)		43,662		0.3
		Other		136,149		1.1

				223,227		1.8

UTILITIES				429,653		3.7

		TOTAL COMMON STOCKS	(Cost $8,912,974)	11,516,509		99.7

RIGHTS/WARRANTS
BANKS				6		0.0

ENERGY				0	^	0.0

		TOTAL RIGHTS/WARRANTS	(Cost $0)	6		0.0

Principal		Issuer

SHORT-TERM INVESTMENTS
TREASURY DEBT				16,977		0.1

46	2012 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

CREF Equity Index Account ▪ June 30, 2012

Shares		Company		Value (000)	% of net assets

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES

369,290,601	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		$369,291	3.2%

				369,291	3.2

		TOTAL SHORT-TERM INVESTMENTS	(Cost $386,268)	386,268	3.3

		TOTAL PORTFOLIO	(Cost $9,299,242)	11,902,783	103.0
		OTHER ASSETS & LIABILITIES, NET		(348,392)	(3.0)

		NET ASSETS		$11,554,391	100.0%

*	Non-income producing.
^	Amount represents less than $1,000.
a	Affiliated holding.
c	Investments made with cash collateral received from securites on loan.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

The aggregate value of securities on loan is $368,582,000.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	College Retirement Equities Fund ▪ 2012 Semiannual Report	47

Summary portfolio of investments (unaudited)

CREF Bond Market Account ▪ June 30, 2012

Principal	Issuer	Value (000)	% of net assets

BANK LOAN OBLIGATIONS
CAPITAL GOODS	$4,915	0.0%

HEALTH CARE EQUIPMENT & SERVICES	6,851	0.1

TOTAL BANK LOAN OBLIGATIONS	(Cost $11,796)	11,766	0.1

BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS	10,368	0.1

BANKS
$70,000,000	g	Toronto-Dominion Bank	1.500%, 03/13/17	70,602	0.5
Other	680,262	4.9

750,864	5.4

CAPITAL GOODS	130,466	0.8

COMMERCIAL & PROFESSIONAL SERVICES	92,511	0.8

CONSUMER DURABLES & APPAREL	12,626	0.1

CONSUMER SERVICES	140,059	1.0

DIVERSIFIED FINANCIALS	685,609	5.0

ENERGY	486,020	3.7

FOOD & STAPLES RETAILING	36,616	0.3

FOOD, BEVERAGE & TOBACCO	144,512	1.1

HEALTH CARE EQUIPMENT & SERVICES	89,944	0.5

HOUSEHOLD & PERSONAL PRODUCTS	29,598	0.2

INSURANCE	153,785	1.1

MATERIALS	234,136	1.6

MEDIA	171,806	1.1

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	86,214	0.6

REAL ESTATE	99,723	0.7

RETAILING	99,102	0.7

SOFTWARE & SERVICES
88,000,000	International Business Machines Corp	0.750%, 05/11/15	87,866	0.6
Other	58,420	0.4

146,286	1.0

TECHNOLOGY HARDWARE & EQUIPMENT	36,375	0.4

TELECOMMUNICATION SERVICES	217,693	1.5

TRANSPORTATION	106,774	0.7

UTILITIES	410,782	2.9

TOTAL CORPORATE BONDS	(Cost $4,131,553)	4,371,869	31.3

48	2012 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Bond Market Account ▪ June 30, 2012

Principal		Issuer		Value (000)	% of net assets

GOVERNMENT BONDS
AGENCY SECURITIES
$129,000,000		Private Export Funding Corp	2.125%–5.450%, 04/15/13–12/15/21	$144,198	1.1%
76,000,000		Federal National Mortgage Association (FNMA)	2.750%, 03/13/14	79,083	0.6
		Other		444,877	3.1

				668,158	4.8

FOREIGN GOVERNMENT BONDS				986,403	7.0

MORTGAGE BACKED
85,000,000	h	Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000%, 07/15/42	91,362	0.7
143,000,000	h	FGLMC	4.500%, 07/15/42	152,720	1.1
422,245,200		FGLMC	3.500%–8.000%, 07/01/13–07/15/42	459,137	3.4
442,000,000	h	Federal National Mortgage Association (FNMA)	4.000%, 07/25/42	470,385	3.4
309,000,000	h	FNMA	5.500%, 07/25/42	337,051	2.4
266,000,000	h	FNMA	6.000%, 07/25/42	292,309	2.1
62,385,987		FNMA	4.500%, 09/01/40	67,143	0.5
216,000,000	h	FNMA	3.500%, 07/25/42	227,036	1.6
178,000,000	h	FNMA	4.500%, 07/25/42	190,933	1.4
277,000,000	h	FNMA	5.000%, 07/25/42	299,766	2.2
775,437,271	i	FNMA	2.385%–9.000%, 06/01/13–07/25/42	842,432	5.6
102,000,000		Government National Mortgage Association (GNMA)	5.000%, 07/15/42	112,232	0.8
128,000,000		GNMA	4.500%, 07/15/42	139,940	1.0
161,000,000		GNMA	4.000%, 07/15/42	175,817	1.3
121,000,000		GNMA	4.500%, 07/20/42	133,005	1.0
269,468,092		GNMA	3.500%–9.500%, 06/15/16–01/15/44	298,187	2.2
		Other		80,374	0.5

				4,369,829	31.2

MUNICIPAL BONDS				219,813	1.6

See notes to financial statements	College Retirement Equities Fund ▪ 2012 Semiannual Report	49

Summary portfolio of investments (unaudited)	continued

CREF Bond Market Account ▪ June 30, 2012

Principal		Issuer		Value (000)	% of net assets

U.S. TREASURY SECURITIES
$ 49,175,000		United States Treasury Bond	5.250%, 02/15/29	$69,367	0.5%
183,561,000		United States Treasury Bond	5.375%, 02/15/31	267,483	1.9
111,855,000		United States Treasury Bond	3.500%, 02/15/39	129,437	0.9
72,459,000		United States Treasury Bond	3.000%, 05/15/42	75,890	0.6
100,000,000		United States Treasury Note	0.375%, 09/30/12	100,059	0.7
62,500,000	d	United States Treasury Note	1.375%, 11/15/12	62,778	0.5
62,337,000		United States Treasury Note	2.750%, 10/31/13	64,365	0.5
68,179,000		United States Treasury Note	2.000%, 11/30/13	69,817	0.5
79,421,000		United States Treasury Note	2.125%, 05/31/15	83,318	0.6
187,425,000		United States Treasury Note	0.375%, 06/15/15	187,264	1.3
68,903,000		United States Treasury Note	1.000%, 10/31/16	69,953	0.5
60,480,000		United States Treasury Note	0.875%, 11/30/16	61,080	0.4
123,217,000		United States Treasury Note	0.750%, 06/30/17	123,342	0.9
92,420,000		United States Treasury Note	2.375%, 05/31/18	100,131	0.7
125,000,000		United States Treasury Note	2.250%, 07/31/18	134,561	1.0
234,872,000		United States Treasury Note	8.000%, 11/15/21	368,712	2.6
345,662,500		United States Treasury Note	0.125%–3.125%, 01/31/13–05/15/22	355,375	2.5
		Other		162,829	1.4

				2,485,761	18.0

		TOTAL GOVERNMENT BONDS	(Cost $8,350,390)	8,729,964	62.6

STRUCTURED ASSETS
ASSET BACKED
90,000,000		AEP Texas Central Transition Funding LLC	1.976%, 06/01/21	92,000	0.7
		Series 2012-1 (Class A2)
		Other		300,480	2.1

				392,480	2.8

OTHER MORTGAGE BACKED				359,457	2.6

		TOTAL STRUCTURED ASSETS	(Cost $738,900)	751,937	5.4

		TOTAL BONDS	(Cost $13,220,843)	13,853,770	99.3

Shares		Company

PREFERRED STOCKS
BANKS				3,510	0.0

		TOTAL PREFERRED STOCKS	(Cost $49,942)	3,510	0.0

Principal		Issuer

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$100,000,000	d	Federal Home Loan Bank (FHLB)	0.017%, 07/11/12	99,997	0.7
65,770,000	d	FHLB	0.010%, 07/05/12	65,769	0.5
61,028,000	d	FHLB	0.064%–0.067%, 08/29/12	61,024	0.4
		Other		49,994	0.4

				276,784	2.0

50	2012 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

CREF Bond Market Account ▪ June 30, 2012

Principal		Issuer		Value (000)	% of net assets

TREASURY DEBT
$180,530,000	d	United States Treasury Bill	0.003%–0.028%, 07/12/12	$180,526	1.3%
309,000,000	d	United States Treasury Bill	0.006%–0.029%, 07/19/12	308,989	2.2
355,400,000	d	United States Treasury Bill	0.005%–0.023%, 07/26/12	355,386	2.4
91,800,000	d	United States Treasury Bill	0.029%–0.038%, 08/02/12	91,794	0.7
110,400,000	d	United States Treasury Bill	0.030%–0.038%, 08/09/12	110,389	0.8
350,000,000	d	United States Treasury Bill	0.030%–0.031%, 08/16/12	349,961	2.4
255,500,000	d	United States Treasury Bill	0.011%–0.049%, 08/23/12	255,477	1.8
100,000,000	d	United States Treasury Bill	0.062%, 08/30/12	99,992	0.7
274,765,000	d	United States Treasury Bill	0.048%–0.062%, 09/06/12	274,731	2.0
232,956,000	d	United States Treasury Bill	0.066%, 09/13/12	232,919	1.7
124,800,000	d	United States Treasury Bill	0.079%, 09/20/12	124,780	0.9
104,800,000	d	United States Treasury Bill	0.075%–0.078%, 09/27/12	104,779	0.7
71,100,000		United States Treasury Bill	0.078%, 10/11/12	71,082	0.5
132,775,000	d	United States Treasury Bill	0.028%–0.090%, 10/18/12	132,733	1.0
200,000,000		United States Treasury Bill	0.110%, 11/15/12	199,915	1.4
		Other		30,013	0.2

				2,923,466	20.7

		TOTAL SHORT-TERM INVESTMENTS	(Cost $3,200,225)	3,200,250	22.7

		TOTAL PORTFOLIO	(Cost $16,482,806)	17,069,296	122.1
		OTHER ASSETS & LIABILITIES, NET		(3,092,619)	(22.1)

		NET ASSETS		$13,976,677	100.0%

d	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/2012, the aggregate value of these securities amounted to $1,350,291,000 or 9.7% of net assets.

h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	College Retirement Equities Fund ▪ 2012 Semiannual Report	51

Portfolio of investments (unaudited)

CREF Inflation-Linked Bond Account ▪ June 30, 2012

Principal		Issuer		Value (000)	% of net assets

GOVERNMENT BONDS
U.S. TREASURY SECURITIES
$ 6,911,658	k	United States Treasury Inflation Indexed Bonds	0.625%, 04/15/13	$6,923	0.1%
344,476,763	k	United States Treasury Inflation Indexed Bonds	1.875%, 07/15/13	352,766	3.4
355,283,060	k	United States Treasury Inflation Indexed Bonds	2.000%, 01/15/14	368,884	3.5
240,570,804	k	United States Treasury Inflation Indexed Bonds	1.250%, 04/15/14	248,371	2.4
335,853,839	k	United States Treasury Inflation Indexed Bonds	2.000%, 07/15/14	355,874	3.4
304,739,216	k	United States Treasury Inflation Indexed Bonds	1.625%, 01/15/15	323,833	3.1
255,633,280	k	United States Treasury Inflation Indexed Bonds	0.500%, 04/15/15	265,419	2.5
288,125,208	k	United States Treasury Inflation Indexed Bonds	1.875%, 07/15/15	313,336	3.0
275,235,419	k	United States Treasury Inflation Indexed Bonds	2.000%, 01/15/16	304,522	2.9
447,555,032	k	United States Treasury Inflation Indexed Bonds	0.125%, 04/15/16	465,842	4.4
278,617,394	k	United States Treasury Inflation Indexed Bonds	2.500%, 07/15/16	318,952	3.0
258,403,390	k	United States Treasury Inflation Indexed Bonds	2.375%, 01/15/17	298,213	2.8
201,512,367	k	United States Treasury Inflation Indexed Bonds	0.125%, 04/15/17	212,721	2.0
212,017,640	k	United States Treasury Inflation Indexed Bonds	2.625%, 07/15/17	251,837	2.4
235,063,289	k	United States Treasury Inflation Indexed Bonds	1.625%, 01/15/18	268,229	2.6
221,484,288	k	United States Treasury Inflation Indexed Bonds	1.375%, 07/15/18	252,856	2.4
219,131,975	k	United States Treasury Inflation Indexed Bonds	2.125%, 01/15/19	262,188	2.5
231,658,200	k	United States Treasury Inflation Indexed Bonds	1.875%, 07/15/19	277,067	2.6
262,036,107	k	United States Treasury Inflation Indexed Bonds	1.375%, 01/15/20	304,658	2.9
288,657,760	k	United States Treasury Inflation Indexed Bonds	1.250%, 07/15/20	335,159	3.2
400,108,748	k	United States Treasury Inflation Indexed Bonds	1.125%, 01/15/21	460,438	4.4
404,016,808	k	United States Treasury Inflation Indexed Bonds	0.625%, 07/15/21	449,974	4.3
245,965,411	k	United States Treasury Inflation Indexed Bonds	0.125%, 01/15/22	260,243	2.5
361,588,293	k	United States Treasury Inflation Indexed Bonds	2.375%, 01/15/25	476,195	4.5
274,510,962	k	United States Treasury Inflation Indexed Bonds	2.000%, 01/15/26	350,323	3.3
218,693,277	k	United States Treasury Inflation Indexed Bonds	2.375%, 01/15/27	293,459	2.8
219,524,183	k	United States Treasury Inflation Indexed Bonds	1.750%, 01/15/28	275,040	2.6
258,916,001	k	United States Treasury Inflation Indexed Bonds	3.625%, 04/15/28	399,438	3.8
208,845,095	k	United States Treasury Inflation Indexed Bonds	2.500%, 01/15/29	289,821	2.8
289,534,279	k	United States Treasury Inflation Indexed Bonds	3.875%, 04/15/29	467,824	4.4
83,288,671	k	United States Treasury Inflation Indexed Bonds	3.375%, 04/15/32	134,173	1.3
167,804,237	k	United States Treasury Inflation Indexed Bonds	2.125%, 02/15/40	238,177	2.3
237,319,245	k	United States Treasury Inflation Indexed Bonds	2.125%, 02/15/41	338,699	3.2
154,250,625	k	United States Treasury Inflation Indexed Bonds	0.750%, 02/15/42	161,806	1.5

				10,383,260	98.8

		TOTAL GOVERNMENT BONDS	(Cost $8,985,151)	10,383,260	98.8

52	2012 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

Portfolio of investments (unaudited)	concluded

CREF Inflation-Linked Bond Account ▪ June 30, 2012

Principal	Issuer		Value (000)	% of net assets

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$ 4,630,000	Federal Home Loan Bank (FHLB)	0.117%, 09/19/12	$4,629	0.1%

			4,629	0.1

TREASURY DEBT
16,170,000	United States Treasury Bill	0.028%, 07/19/12	16,170	0.2
3,685,000	United States Treasury Bill	0.042%, 08/09/12	3,685	0.0
24,565,000	United States Treasury Bill	0.081%, 09/20/12	24,561	0.2
11,755,000	United States Treasury Bill	0.075%–0.091%, 09/27/12	11,752	0.1

			56,168	0.5

	TOTAL SHORT-TERM INVESTMENTS	(Cost $60,796)	60,797	0.6

	TOTAL PORTFOLIO	(Cost $9,045,947)	10,444,057	99.4
	OTHER ASSETS & LIABILITIES, NET		63,046	0.6

	NET ASSETS		$10,507,103	100.0%

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
Cost amounts are in thousands.

See notes to financial statements	College Retirement Equities Fund ▪ 2012 Semiannual Report	53

Summary portfolio of investments (unaudited)

CREF Social Choice Account ▪ June 30, 2012

Principal	Issuer		Value (000)	% of net assets

BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS			$11,140	0.1%

BANKS			194,866	1.8

CAPITAL GOODS			51,934	0.5

COMMERCIAL & PROFESSIONAL SERVICES			15,907	0.1

CONSUMER DURABLES & APPAREL			10,830	0.1

CONSUMER SERVICES			28,064	0.3

DIVERSIFIED FINANCIALS			154,307	1.4

ENERGY			123,715	1.1

FOOD & STAPLES RETAILING			12,186	0.1

FOOD, BEVERAGE & TOBACCO			42,150	0.4

HEALTH CARE EQUIPMENT & SERVICES			25,117	0.2

HOUSEHOLD & PERSONAL PRODUCTS			10,931	0.0

INSURANCE			30,074	0.2

MATERIALS			74,666	0.7

MEDIA			40,643	0.4

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			39,650	0.4

REAL ESTATE			39,982	0.4

RETAILING			36,681	0.3

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			12,810	0.1

SOFTWARE & SERVICES			28,491	0.3

TECHNOLOGY HARDWARE & EQUIPMENT			24,160	0.3

TELECOMMUNICATION SERVICES			18,393	0.2

TRANSPORTATION			74,546	0.8

UTILITIES			193,527	1.8

	TOTAL CORPORATE BONDS	(Cost $1,216,736)	1,294,770	12.0

GOVERNMENT BONDS
AGENCY SECURITIES
$113,106,421	Overseas Private
	Investment Corp	0.000%–5.142%, 07/12/14–05/15/30	117,843	1.1
	Other		262,752	2.4

			380,595	3.5

FOREIGN GOVERNMENT BONDS			416,335	3.9

54	2012 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Social Choice Account ▪ June 30, 2012

Principal		Issuer		Value (000)	% of net assets

MORTGAGE BACKED
$ 42,000,000	h	Federal National Mortgage Association (FNMA)	4.000%, 07/25/27	$44,664	0.4%
42,000,000	h	FNMA	3.500%, 07/25/42	44,146	0.4
123,000,000	h	FNMA	4.000%, 07/25/42	130,899	1.2
126,000,000	h	FNMA	4.500%, 07/25/42	135,155	1.3
64,000,000	h	FNMA	5.000%, 07/25/42	69,260	0.6
44,000,000	h	FNMA	5.500%, 07/25/42	47,994	0.5
55,000,000	h	FNMA	6.000%, 07/25/42	60,440	0.6
210,419,011	i	FNMA	2.385%–8.500%, 06/01/13–11/01/40	228,137	2.1
79,000,000	h	Government National Mortgage Association (GNMA)	4.000%, 07/15/42	86,270	0.8
72,000,000	h	GNMA	4.500%, 07/15/42	78,716	0.7
38,000,000	h	GNMA	4.500%, 07/20/42	41,770	0.4
		Other		269,116	2.5

				1,236,567	11.5

MUNICIPAL BONDS				227,658	2.1

U.S. TREASURY SECURITIES
44,275,000		United States Treasury Bond	3.750%, 08/15/41	53,393	0.5
47,132,000		United States Treasury Bond	3.125%, 02/15/42	50,623	0.5
221,760,400		United States Treasury Note	0.125%–3.125%, 11/30/12–06/30/19	224,537	2.0
		Other		28,997	0.3

				357,550	3.3

		TOTAL GOVERNMENT BONDS	(Cost $2,521,820)	2,618,705	24.3

STRUCTURED ASSETS
ASSET BACKED				82,882	0.8

OTHER MORTGAGE BACKED				132,581	1.2

		TOTAL STRUCTURED ASSETS	(Cost $211,488)	215,463	2.0

		TOTAL BONDS	(Cost $3,950,044)	4,128,938	38.3

Shares		Company

COMMON STOCKS
AUTOMOBILES & COMPONENTS				121,508	1.1

BANKS
1,361,026		US Bancorp		43,771	0.4
		Other		317,348	2.9

				361,119	3.3

CAPITAL GOODS
494,871		3M Co		44,341	0.4
		Other		484,571	4.6

				528,912	5.0

COMMERCIAL & PROFESSIONAL SERVICES				52,389	0.5

CONSUMER DURABLES & APPAREL				89,237	0.8

See notes to financial statements	College Retirement Equities Fund ▪ 2012 Semiannual Report	55

Summary portfolio of investments (unaudited)	continued

CREF Social Choice Account ▪ June 30, 2012

Shares		Company	Value (000)	% of net assets

CONSUMER SERVICES
595,733		McDonald’s Corp	$52,740	0.5%
		Other	87,486	0.8

			140,226	1.3

DIVERSIFIED FINANCIALS
763,041		American Express Co	44,416	0.4
		Other	283,738	2.7

			328,154	3.1

ENERGY			570,161	5.3

FOOD & STAPLES RETAILING			91,088	0.9

FOOD, BEVERAGE & TOBACCO
1,188,820		Kraft Foods, Inc (Class A)	45,912	0.4
857,662		PepsiCo, Inc	60,602	0.6
		Other	190,556	1.7

			297,070	2.7

HEALTH CARE EQUIPMENT & SERVICES
953,308		Medtronic, Inc	36,922	0.4
		Other	149,738	1.3

			186,660	1.7

HOUSEHOLD & PERSONAL PRODUCTS
385,277		Colgate-Palmolive Co	40,107	0.4
1,289,262		Procter & Gamble Co	78,967	0.7
		Other	89,429	0.8

			208,503	1.9

INSURANCE
879,757	*	Berkshire Hathaway, Inc (Class B)	73,310	0.7
		Other	288,935	2.7

			362,245	3.4

MATERIALS			427,317	4.0

MEDIA			146,660	1.4

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
897,260		Abbott Laboratories	57,846	0.5
1,235,781		Bristol-Myers Squibb Co	44,426	0.4
754,860	*	Gilead Sciences, Inc	38,709	0.4
1,276,850		Johnson & Johnson	86,264	0.8
1,615,664		Merck & Co, Inc	67,454	0.6
		Other	215,400	2.0

			510,099	4.7

REAL ESTATE
259,885	e	Simon Property Group, Inc	40,454	0.4
		Other	203,516	1.8

			243,970	2.2

56	2012 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Social Choice Account ▪ June 30, 2012

Shares		Company		Value (000)	% of net assets

RETAILING				$259,317	2.4%

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
2,538,832		Intel Corp		67,660	0.6
		Other		100,898	1.0

				168,558	1.6

SOFTWARE & SERVICES
128,129	*	Google, Inc (Class A)		74,324	0.7
484,367		International Business Machines Corp		94,733	0.9
2,116,588		Oracle Corp		62,863	0.6
		Other		240,744	2.1

				472,664	4.3

TECHNOLOGY HARDWARE & EQUIPMENT
3,145,547		Cisco Systems, Inc		54,009	0.5
1,630,608	*	EMC Corp		41,793	0.4
705,032		Qualcomm, Inc		39,256	0.4
		Other		152,740	1.4

				287,798	2.7

TELECOMMUNICATION SERVICES				149,049	1.4

TRANSPORTATION
538,354		United Parcel Service, Inc (Class B)		42,401	0.4
		Other		132,598	1.2

				174,999	1.6

UTILITIES				308,888	2.9

		TOTAL COMMON STOCKS	(Cost $5,655,919)	6,486,591	60.2

PREFERRED STOCKS
BANKS				1,714	0.0

		TOTAL PREFERRED STOCKS	(Cost $24,353)	1,714	0.0

RIGHTS/WARRANTS
CAPITAL GOODS				10	0.0

ENERGY				220	0.0

		TOTAL RIGHTS/WARRANTS	(Cost $227)	230	0.0

See notes to financial statements	College Retirement Equities Fund ▪ 2012 Semiannual Report	57

Summary portfolio of investments (unaudited)	concluded

CREF Social Choice Account ▪ June 30, 2012

Principal		Issuer		Value (000)	% of net assets

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT				$2,521	0.0%

TREASURY DEBT
$263,000,000	d	United States Treasury Bill	0.003%–0.012%, 07/12/12	262,995	2.4
84,150,000	d	United States Treasury Bill	0.014%–0.029%, 07/19/12	84,148	0.8
50,000,000	d	United States Treasury Bill	0.037%, 08/09/12	49,995	0.5
59,300,000	d	United States Treasury Bill	0.017%–0.049%, 08/23/12	59,294	0.6
55,400,000	d	United States Treasury Bill	0.059%–0.062%, 09/06/12	55,393	0.5
71,615,000	d	United States Treasury Bill	0.066%–0.078%, 09/13/12	71,604	0.7
76,900,000	d	United States Treasury Bill	0.054%, 09/20/12	76,888	0.7
48,800,000	d	United States Treasury Bill	0.077%, 09/27/12	48,790	0.4
100,000,000		United States Treasury Bill	0.092%, 10/18/12	99,969	0.9
88,700,000		United States Treasury Bill	0.103%, 11/15/12	88,662	0.8
43,000,000	d	United States Treasury Bill	0.132%, 12/13/12	42,972	0.4
		Other		35,328	0.3

				976,038	9.0

VARIABLE NOTES				10,040	0.1

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED

TREASURY DEBT
50,000,000		United States Treasury Bill	0.086%, 10/04/12	49,989	0.5
50,000,000		United States Treasury Bill	0.071%–0.075%, 09/27/12	49,990	0.5
49,000,000		United States Treasury Bill	0.049%–0.065%, 09/13/12	48,992	0.4
		Other		175,812	1.7

				324,783	3.1

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED				324,783	3.1

TOTAL SHORT-TERM INVESTMENTS			(Cost $1,313,335)	1,313,382	12.2

TOTAL PORTFOLIO			(Cost $10,943,878)	11,930,855	110.7
OTHER ASSETS & LIABILITIES, NET				(1,153,141)	(10.7)

NET ASSETS				$10,777,714	100.0%

*	Non-income producing.
d	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $336,091,000.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.

At 6/30/2012, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 which may be resold in transactions exempt from registration to qualified institutional buyers amounted to $257,208,000 or 2.4% of net assets.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

58	2012 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)

CREF Money Market Account ▪ June 30, 2012

Principal		Issuer		Value (000)	% of net assets

SHORT-TERM INVESTMENTS

CERTIFICATE OF DEPOSIT
$277,200,000		Toronto-Dominion Bank	0.140%–0.210%, 07/12/12–09/18/12	$277,200	2.3%
		Other		126,708	1.1

				403,908	3.4

COMMERCIAL PAPER
50,500,000		Australia & New Zealand Banking Group Ltd	0.180%–0.200%, 08/06/12	50,491	0.4
127,810,000		Bank of Nova Scotia	0.140%–0.435%, 07/02/12–09/17/12	127,782	1.1
308,218,000	y	Coca-Cola Co	0.150%–0.255%, 07/06/12–11/05/12	308,120	2.6
230,038,000	y	Fairway Finance LLC	0.170%–0.210%, 07/10/12–09/18/12	229,991	1.9
150,706,000		General Electric Capital Corp	0.230%–3.500%, 07/17/12–01/08/13	151,307	1.3
65,250,000	y	Johnson & Johnson	0.110%–0.140%, 07/09/12	65,248	0.5
69,145,000	y	Johnson & Johnson	0.145%–0.150%, 07/23/12	69,139	0.6
153,573,000	y	Liberty Street Funding LLC	0.150%–0.230%, 07/05/12–09/24/12	153,536	1.3
51,995,000	y	National Australia Funding (Delaware)	0.200%, 08/07/12	51,984	0.4
59,520,000	y	Nestle Capital Corp	0.150%, 07/30/12	59,513	0.5
52,000,000	y	Nestle Capital Corp	0.120%–0.130%, 08/02/12	51,994	0.4
209,547,000	y	Old Line Funding LLC	0.180%–0.240%, 07/03/12–09/25/12	209,473	1.8
66,615,000	y	Private Export Funding Corp	0.170%–0.310%, 09/07/12	66,588	0.6
236,720,000	y	Private Export Funding Corp	0.150%–0.256%, 07/02/12–11/26/12	236,613	2.0
159,150,000	y	Procter & Gamble Co	0.120%–0.150%, 07/16/12–09/12/12	159,121	1.3
242,460,000		Province of British Columbia Canada	0.110%–0.220%, 07/09/12–10/18/12	242,404	2.0
155,294,000		Province of Ontario Canada	0.120%–0.165%, 07/10/12–09/21/12	155,265	1.3
55,000,000		Province of Quebec Canada	0.170%, 09/05/12	54,983	0.5
375,162,000		Straight-A Funding LLC	0.140%–0.180%, 07/02/12–09/25/12	375,089	3.1
197,250,000	y	Unilever Capital Corp	0.150%–0.225%, 07/18/12–10/04/12	197,202	1.6
55,460,000	y	Variable Funding Capital Co LLC	0.200%, 07/25/12	55,453	0.5
153,520,000	y	Variable Funding Capital Co LLC	0.160%–0.200%, 07/05/12–08/08/12	153,502	1.3
59,150,000	y	Wal-Mart Stores, Inc	0.140%–0.150%, 08/06/12	59,141	0.5
216,535,000	y	Wal-Mart Stores, Inc	0.120%–0.140%, 07/10/12–07/31/12	216,520	1.8
		Other		1,421,652	11.8

				4,922,111	41.1

GOVERNMENT AGENCY DEBT
90,457,000		Federal Home Loan Bank (FHLB)	0.075%–0.115%, 07/13/12	90,454	0.8
125,022,000		FHLB	0.085%–0.110%, 07/18/12	125,016	1.0
113,870,000		FHLB	0.085%–0.150%, 08/08/12	113,857	1.0
66,498,000		FHLB	0.095%–0.120%, 08/10/12	66,490	0.6
57,350,000		FHLB	0.080%–0.095%, 08/15/12	57,344	0.5
139,350,000		FHLB	0.090%–0.120%, 08/17/12	139,331	1.2
115,000,000		FHLB	0.095%–0.125%, 08/22/12	114,982	1.0
59,443,000		FHLB	0.105%–0.120%, 08/24/12	59,433	0.5
96,650,000		FHLB	0.100%–0.140%, 08/29/12	96,633	0.8
513,729,000		FHLB	0.100%–1.625%, 07/05/12–01/04/13	513,779	4.2
100,000,000		Federal Home Loan Mortgage Corp (FHLMC)	0.100%–0.130%, 08/13/12	99,986	0.8
476,543,000		FHLMC	0.060%–0.175%, 07/02/12–02/04/13	476,397	4.0

See notes to financial statements	College Retirement Equities Fund ▪ 2012 Semiannual Report	59

Summary portfolio of investments (unaudited)	continued

CREF Money Market Account ▪ June 30, 2012

Principal		Issuer		Value (000)	% of net assets

GOVERNMENT AGENCY DEBT—continued
$ 80,000,000		Federal National Mortgage Association (FNMA)	0.224%, 06/20/14	$79,973	0.7%
484,486,000		FNMA	0.090%–0.180%, 07/02/12–01/07/13	484,352	4.0
		Other		16,997	0.1

				2,535,024	21.2

TREASURY DEBT
66,800,000		United States Treasury Bill	0.105%–0.122%, 08/16/12	66,790	0.6
70,000,000		United States Treasury Bill	0.086%–0.136%, 08/23/12	69,989	0.6
80,000,000		United States Treasury Bill	0.083%–0.128%, 09/06/12	79,984	0.7
96,500,000		United States Treasury Bill	0.113%–0.145%, 09/13/12	96,474	0.8
86,030,000		United States Treasury Bill	0.098%–0.131%, 09/20/12	86,008	0.7
80,000,000		United States Treasury Bill	0.083%–0.108%, 09/27/12	79,981	0.7
62,845,000		United States Treasury Bill	0.109%–0.113%, 10/04/12	62,826	0.5
52,700,000		United States Treasury Bill	0.123%–0.143%, 10/18/12	52,678	0.4
420,365,000		United States Treasury Bill	0.053%–0.152%, 07/05/12–02/07/13	420,248	3.5
83,470,000		United States Treasury Note	1.500%, 07/15/12	83,514	0.7
80,271,000		United States Treasury Note	0.625%, 07/31/12	80,304	0.7
96,965,000		United States Treasury Note	1.750%, 08/15/12	97,157	0.8
150,335,000		United States Treasury Note	0.375%, 08/31/12	150,392	1.3
109,585,000		United States Treasury Note	1.375%, 10/15/12	109,974	0.9
145,872,000		United States Treasury Note	0.375%, 10/31/12	145,984	1.2
79,790,000		United States Treasury Note	1.375%, 11/15/12	80,153	0.7
109,297,000		United States Treasury Note	0.500%, 11/30/12	109,452	0.9
67,910,000		United States Treasury Note	1.125%, 12/15/12	68,208	0.6
64,050,000		United States Treasury Note	0.625%, 01/31/13	64,212	0.5
63,925,000		United States Treasury Note	0.625%, 02/28/13	64,105	0.5
206,045,000		United States Treasury Note	0.375%–1.375%, 09/30/12–04/30/13	207,056	1.7

				2,275,489	19.0

VARIABLE RATE SECURITIES
100,000,000	i	Federal Farm Credit Bank (FFCB)	0.186%, 01/28/13	99,940	0.8
69,750,000	i	FFCB	0.612%, 08/19/13	69,710	0.6
100,000,000	i	FFCB	0.370%, 09/23/13	99,995	0.8
91,000,000	i	FFCB	0.250%, 02/10/14	90,970	0.8
425,275,000	i	FFCB	0.213%–0.612%, 02/01/13–04/16/14	425,229	3.6
100,000,000	i	Federal Home Loan Bank (FHLB)	0.330%, 02/22/13	100,000	0.8
55,000,000	i	FHLB	0.330%, 03/08/13	54,998	0.5
100,000,000	i	FHLB	0.340%, 08/16/13	100,000	0.8
144,500,000	i	Federal Home Loan Mortgage Corp (FHLMC)	0.189%, 02/04/13	144,468	1.2
80,290,000	i	Federal National Mortgage Association (FNMA)	0.390%, 10/28/13	80,290	0.7
90,000,000	i	Royal Bank of Canada	0.360%, 07/11/12	90,000	0.7
		Other		348,792	2.9

				1,704,392	14.2

		TOTAL SHORT-TERM INVESTMENTS	(Cost $11,840,924)	11,840,924	98.9

60	2012 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

CREF Money Market Account ▪ June 30, 2012

		Value (000)	% of net assets

TOTAL PORTFOLIO	(Cost $11,840,924)	$11,840,924	98.9%
OTHER ASSETS & LIABILITIES, NET		126,525	1.1

NET ASSETS		$11,967,449	100.0%

i	Floating or variable rate security. Coupon rate reflects the rate at period end.
y

Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities are deemed liquid and may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At 6/30/2012, the aggregate value of these securities was $3,041,177,000 or 25.4% of net assets.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	College Retirement Equities Fund ▪ 2012 Semiannual Report	61

Statements of assets and liabilities (unaudited)

College Retirement Equities Fund ▪ June 30, 2012

						Inflation-Linked
	Stock	Global Equities	Growth	Equity Index	Bond Market	Bond	Social Choice	Money Market
(amounts in thousands, except accumulation unit value)	Account	Account	Account	Account	Account	Account	Account	Account

ASSETS
Unaffiliated issuers*†	$106,280,411	$14,686,056	$14,576,918	$11,533,492	$17,069,296	$10,444,057	$11,930,855	$11,840,924
Affiliated issuers‡	185,199	—	171,883	369,291	—	—	—	—
Total portfolio investments, at value	$106,465,610	$14,686,056	$14,748,801	$11,902,783	$17,069,296	$10,444,057	$11,930,855	$11,840,924
Cash	—	31	72	76	49,595	12,935	21,892	107,517
Cash — foreign^	31,913	2,079	—	—	—	—	703	—
Dividends and interest receivable	204,858	31,363	14,155	16,969	86,840	62,093	41,280	5,877
Receivable from securities transactions	1,681,881	84,192	87,823	6,822	167,757	—	95,184	—
Receivable for delayed delivery securities	—	—	—	—	20,570	—	7,318	—
Due from affiliates	—	5,950	3,753	2,373	5,794	5,059	8,209	14,090
Receivable for variation margin on open futures contracts	—	1,311	806	274	—	—	—	—
Other	8,524	854	2,335	1,322	688	664	1,477	785
Total assets	108,392,786	14,811,836	14,857,745	11,930,619	17,400,540	10,524,808	12,106,918	11,969,193

LIABILITIES
Payable for collateral for securities loaned	5,209,820	667,304	171,883	369,291	—	—	347,294	—
Payable for securities transactions	1,573,417	98,581	116,979	5,179	202,343	16,094	90,533	—
Payable for delayed delivery securities	—	—	—	—	3,219,491	—	889,582	—
Due to affiliates	90,168	419	364	249	329	247	258	119
Overdraft payable	111,172	—	—	—	—	—	—	—
Other	10,976	1,922	1,783	1,509	1,700	1,364	1,537	1,625
Total liabilities	6,995,553	768,226	291,009	376,228	3,423,863	17,705	1,329,204	1,744

NET ASSETS:
Accumulation Fund	$90,733,966	$13,774,829	$14,359,165	$11,350,292	$13,723,066	$10,239,830	$10,510,237	$11,753,300
Annuity Funds	10,663,267	268,781	207,571	204,099	253,611	267,273	267,477	214,149
Total net assets	$101,397,233	$14,043,610	$14,566,736	$11,554,391	$13,976,677	$10,507,103	$10,777,714	$11,967,449

Accumulation units outstanding	367,188	144,178	179,815	111,388	128,022	148,527	71,462	460,308
Accumulation unit value	$247.10	$95.54	$79.86	$101.90	$107.19	$68.94	$147.07	$25.53

* Includes securities loaned of:	$5,382,171	$655,625	$171,329	$368,582	$—	$—	$336,091	$—
† Portfolio investments; unaffiliated issuers cost:	$99,657,097	$14,030,244	$12,216,659	$8,929,951	$16,482,806	$9,045,947	$10,943,878	$11,840,924
‡ Portfolio investments; affiliated issuers cost:	$173,684	$—	$171,883	$369,291	$—	$—	$—	$—
^ Foreign cash, cost:	$31,967	$2,078	$—	$—	$—	$—	$705	$—

62	2012 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ▪ 2012 Semiannual Report	63

Statements of operations (unaudited)

College Retirement Equities Fund ▪ For the period ended June 30, 2012

						Inflation-Linked
	Stock	Global Equities	Growth	Equity Index	Bond Market	Bond	Social Choice	Money Market
(amounts in thousands)	Account	Account	Account	Account	Account	Account	Account	Account

INVESTMENT INCOME
Dividends:
Unaffiliated issuers*	$1,286,005	$206,694	$99,650	$116,828	$—	$—	$85,875	$—
Affiliated issuers	546	—	1,436	2,828	—	—	—	—
Interest	111	46	32	4	191,506	202,283	56,458	9,270
Income from securities lending	46,191	7,360	—	—	—	—	2,342	—
Other	2	1	—	—	68	—	—	—
Total income	1,332,855	214,101	101,118	119,660	191,574	202,283	144,675	9,270

EXPENSES
Administrative	130,718	17,874	18,623	14,652	17,517	13,197	13,762	15,371
Investment advisory	70,555	12,355	8,646	4,155	6,375	4,731	5,473	4,156
Distribution	44,326	6,060	6,287	4,961	5,914	4,454	4,656	5,206
Mortality and expense risk charges	2,565	352	362	285	339	254	268	300
Total expenses	248,164	36,641	33,918	24,053	30,145	22,636	24,159	25,033

Less: Expenses withheld by TIAA	—	—	—	—	—	—	—	15,763

Net expenses	248,164	36,641	33,918	24,053	30,145	22,636	24,159	9,270

Net investment income (loss)	1,084,691	177,460	67,200	95,607	161,429	179,647	120,516	—

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments:
Unaffiliated issuers	2,179,881	189,626	598,060	91,243	180,898	27,492	187,919	3
Affiliated issuers	2,039	—	—	—	—	—	—	—
Futures transactions	1,011	129	(2,173)	1,824	—	—	—	—
Foreign currency transactions	(6,678)	(666)	13	—	—	—	(85)	—
Net realized gain (loss) on total investments	2,176,253	189,089	595,900	93,067	180,898	27,492	187,834	3
Change in unrealized appreciation (depreciation) on:
Portfolio investments:
Unaffiliated issuers	4,298,949	694,331	706,307	785,188	40,408	158,189	171,859	—
Affiliated issuers	58,528	—	—	—	—	—	—	—
Futures transactions	—	1,831	1,145	172	—	—	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	(1,501)	(377)	(22)	—	—	—	(135)	—
Net change in unrealized appreciation (depreciation) on total investments	4,355,976	695,785	707,430	785,360	40,408	158,189	171,724	—
Net realized and unrealized gain (loss) on total investments	6,532,229	884,874	1,303,330	878,427	221,306	185,681	359,558	3
Net increase (decrease) in net assets from operations	$7,616,920	$1,062,334	$1,370,530	$974,034	$382,735	$365,328	$480,074	$3
* Net of foreign withholding taxes of unaffiliated issuers:	$57,258	$12,686	$435	$49	$—	$—	$3,037	$—

64	2012 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ▪ 2012 Semiannual Report	65

Statements of changes in net assets

College Retirement Equities Fund ▪ For the period or year ended

	Stock Account		Global Equities Account		Growth Account

(amounts in thousands except accumulation units)	June 30, 2012	December 31, 2011	June 30, 2012	December 31, 2011	June 30, 2012	December 31, 2011

	(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)	$1,084,691	$1,821,029	$177,460	$250,155	$67,200	$120,744
Net realized gain (loss) on total investments	2,176,253	7,240,060	189,089	704,712	595,900	804,799
Net change in unrealized appreciation (depreciation) on total investments	4,355,976	(14,116,853)	695,785	(2,073,287)	707,430	(763,157)

Net increase (decrease) in net assets from operations	7,616,920	(5,055,764)	1,062,334	(1,118,420)	1,370,530	162,386

FROM PARTICIPANT TRANSACTIONS
Premiums	2,164,654	6,348,491	486,802	1,197,297	506,528	1,084,372
Net transfers between CREF Accounts	(517,521)	(1,690,508)	(60,170)	(270,686)	28,422	(208,892)
Annuity payments	(608,930)	(1,324,535)	(13,031)	(28,493)	(9,578)	(18,932)
Withdrawals and death benefits	(4,040,691)	(10,194,774)	(590,577)	(1,454,574)	(594,250)	(1,293,545)

Net increase (decrease) from participant transactions	(3,002,488)	(6,861,326)	(176,976)	(556,456)	(68,878)	(436,997)

Net increase (decrease) in net assets	4,614,432	(11,917,090)	885,358	(1,674,876)	1,301,652	(274,611)

NET ASSETS
Beginning of period	96,782,801	108,699,891	13,158,252	14,833,128	13,265,084	13,539,695

End of period	$101,397,233	$96,782,801	$14,043,610	$13,158,252	$14,566,736	$13,265,084

ACCUMULATION UNITS:
Units purchased	8,715,910	26,438,098	5,075,717	12,654,924	6,353,956	14,829,587
Units sold / transferred	(18,645,904)	(50,143,050)	(6,827,661)	(18,371,101)	(7,273,979)	(20,762,145)
Outstanding:
Beginning of period	377,117,724	400,822,676	145,930,004	151,646,181	180,735,263	186,667,821

End of period	367,187,730	377,117,724	144,178,060	145,930,004	179,815,240	180,735,263

66	2012 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ▪ 2012 Semiannual Report	67

Statements of changes in net assets	continued

College Retirement Equities Fund ▪ For the period or year ended

	Equity Index Account		Bond Market Account		Inflation-Linked Bond Account

(amounts in thousands except accumulation units)	June 30, 2012	December 31, 2011	June 30, 2012	December 31, 2011	June 30, 2012	December 31, 2011

	(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)	$95,607	$168,763	$161,429	$361,817	$179,647	$360,510
Net realized gain (loss) on total investments	93,067	153,629	180,898	227,370	27,492	35,457
Net change in unrealized appreciation (depreciation) on total investments	785,360	(251,137)	40,408	253,556	158,189	686,958

Net increase (decrease) in net assets from operations	974,034	71,255	382,735	842,743	365,328	1,082,925

FROM PARTICIPANT TRANSACTIONS
Premiums	422,376	1,012,763	602,609	1,459,554	517,110	1,253,414
Net transfers between CREF Accounts	(20,385)	(142,872)	353,756	606,066	294,853	843,766
Annuity payments	(9,279)	(18,920)	(10,597)	(21,556)	(10,677)	(20,663)
Withdrawals and death benefits	(504,107)	(1,192,126)	(720,518)	(1,666,585)	(609,807)	(1,385,968)

Net increase (decrease) from participant transactions	(111,395)	(341,155)	225,250	377,479	191,479	690,549

Net increase (decrease) in net assets	862,639	(269,900)	607,985	1,220,222	556,807	1,773,474

NET ASSETS
Beginning of period	10,691,752	10,961,652	13,368,692	12,148,470	9,950,296	8,176,822

End of period	$11,554,391	$10,691,752	$13,976,677	$13,368,692	$10,507,103	$9,950,296

ACCUMULATION UNITS:
Units purchased	4,189,148	10,764,731	5,699,598	14,500,362	7,602,278	19,955,145
Units sold / transferred	(5,261,233)	(14,350,219)	(3,591,962)	(10,857,014)	(4,922,375)	(9,468,225)
Outstanding:
Beginning of period	112,460,225	116,045,713	125,914,713	122,271,365	145,846,674	135,359,754

End of period	111,388,140	112,460,225	128,022,349	125,914,713	148,526,577	145,846,674

68	2012 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ▪ 2012 Semiannual Report	69

Statements of changes in net assets	concluded

College Retirement Equities Fund ▪ For the period or year ended

	Social Choice Account		Money Market Account

(amounts in thousands except accumulation units)	June 30, 2012	December 31, 2011	June 30, 2012	December 31, 2011

	(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)	$120,516	$231,028	$—	$108
Net realized gain (loss) on total investments	187,834	395,554	3	1
Net change in unrealized appreciation (depreciation) on total investments	171,724	(441,635)	—	—

Net increase (decrease) in net assets from operations	480,074	184,947	3	109

FROM PARTICIPANT TRANSACTIONS
Premiums	348,590	812,961	2,332,739	3,506,339
Net transfers between CREF Accounts	23,306	(1,640)	(102,261)	864,766
Annuity payments	(12,058)	(25,302)	(10,549)	(23,603)
Withdrawals and death benefits	(397,486)	(874,204)	(2,651,569)	(4,002,210)

Net increase (decrease) from participant transactions	(37,648)	(88,185)	(431,640)	345,292

Net increase (decrease) in net assets	442,426	96,762	(431,637)	345,401

NET ASSETS
Beginning of period	10,335,288	10,238,526	12,399,086	12,053,685

End of period	$10,777,714	$10,335,288	$11,967,449	$12,399,086

ACCUMULATION UNITS:
Units purchased	2,372,706	5,799,453	91,359,935	137,282,002
Units sold / transferred	(2,590,832)	(6,345,210)	(107,975,977)	(123,121,054)
Outstanding:
Beginning of period	71,680,170	72,225,927	476,924,201	462,763,253

End of period	71,462,044	71,680,170	460,308,159	476,924,201

70	2012 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ▪ 2012 Semiannual Report	71

Financial highlights

College Retirement Equities Fund ▪ For the period or year ended

	Stock Account

	6/30/12		12/31/11	12/31/10	12/31/09	12/31/08	12/31/07

	(unaudited)

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

Investment income (a)	$3.196		$5.308	$4.506	$4.251	$5.339	$4.754
Expenses (a)	0.595		1.151	1.006	0.849	1.113	0.992

Net investment income (loss) (a)	2.601		4.157	3.500	3.402	4.226	3.762
Net realized and unrealized gain (loss) on total investments	15.412		(16.066)	29.246	47.129	(107.993)	15.589

Net change in accumulation unit value	18.013		(11.909)	32.746	50.531	(103.767)	19.351

Accumulation unit value:
Beginning of period	229.091		241.000	208.254	157.723	261.490	242.139

End of period	$247.104		$229.091	$241.000	$208.254	$157.723	$261.490

TOTAL RETURN (b)	7.87	%(c)	(4.94)%	15.72%	32.04%	(39.68)%	7.99%

RATIOS TO AVERAGE NET ASSETS:

Total expenses	0.48	%(d)	0.48%	0.47%	0.49%	0.64%	0.52%
Net investment income (loss)	2.12	%(d)	1.73%	1.63%	1.97%	1.95%	1.44%

SUPPLEMENTAL DATA

Portfolio turnover rate	33	%(c)	56%	61%	58%	53%	49%
Accumulation units outstanding at the end of period (e)	367		377	401	418	424	448
Accumulation fund net assets (e)	$90,734		$86,395	$96,598	$87,141	$66,931	$117,078
Net assets at the end of period (e)	$101,397		$96,783	$108,700	$98,509	$76,505	$134,560

(a)	Based on average units outstanding.
(b)	Based on per accumulation unit data.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods of less than one year.
(e)	Millions

72	2012 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

Financial highlights	continued

College Retirement Equities Fund ▪ For the period or year ended

	Global Equities Account

	6/30/12		12/31/11	12/31/10	12/31/09	12/31/08	12/31/07

	(unaudited)

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

Investment income (a)	$1.446		$2.131	$1.888	$1.862	$2.587	$2.069
Expenses (a)	0.247		0.490	0.432	0.374	0.462	0.409

Net investment income (loss) (a)	1.199		1.641	1.456	1.488	2.125	1.660
Net realized and unrealized gain (loss) on total investments	5.955		(9.051)	8.987	19.648	(49.181)	8.522

Net change in accumulation unit value	7.154		(7.410)	10.443	21.136	(47.056)	10.182

Accumulation unit value:
Beginning of period	88.386		95.796	85.353	64.217	111.273	101.091

End of period	$95.540		$88.386	$95.796	$85.353	$64.217	$111.273

TOTAL RETURN (b)	8.09	%(c)	(7.74)%	12.24%	32.91%	(42.29)%	10.07%

RATIOS TO AVERAGE NET ASSETS:

Total expenses	0.52	%(d)	0.52%	0.50%	0.53%	0.68%	0.56%
Net investment income (loss)	2.53	%(d)	1.74%	1.69%	2.11%	2.34%	1.53%

SUPPLEMENTAL DATA

Portfolio turnover rate	40	%(c)	78%	81%	59%	76%	108%
Accumulation units outstanding at the end of period (e)	144		146	152	155	147	153
Accumulation fund net assets (e)	$13,775		$12,898	$14,527	$13,205	$9,429	$17,039
Net assets at the end of period (e)	$14,044		$13,158	$14,833	$13,490	$9,652	$17,461

(a)	Based on average units outstanding.
(b)	Based on per accumulation unit data.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods of less than one year.
(e)	Millions

See notes to financial statements	College Retirement Equities Fund ▪ 2012 Semiannual Report	73

Financial highlights	continued

College Retirement Equities Fund ▪ For the period or year ended

	Growth Account

	6/30/12		12/31/11	12/31/10	12/31/09	12/31/08	12/31/07

	(unaudited)

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

Investment income (a)	$0.552		$0.979	$0.907	$0.836	$0.740	$0.694
Expenses (a)	0.185		0.333	0.293	0.249	0.316	0.272

Net investment income (loss) (a)	0.367		0.646	0.614	0.587	0.424	0.422
Net realized and unrealized gain (loss) on total investments	7.122		0.202	8.706	16.058	(30.509)	10.416

Net change in accumulation unit value	7.489		0.848	9.320	16.645	(30.085)	10.838

Accumulation unit value:
Beginning of period	72.366		71.518	62.198	45.553	75.638	64.800

End of period	$79.855		$72.366	$71.518	$62.198	$45.553	$75.638

TOTAL RETURN (b)	10.36	%(c)	1.19%	14.98%	36.54%	(39.78)%	16.73%

RATIOS TO AVERAGE NET ASSETS:

Total expenses	0.47	%(d)	0.46%	0.46%	0.48%	0.69%	0.55%
Net investment income (loss)	0.93	%(d)	0.88%	0.96%	1.14%	0.68%	0.60%

SUPPLEMENTAL DATA

Portfolio turnover rate	39	%(c)	57%	77%	81%	82%	127%
Accumulation units outstanding at the end of period (e)	180		181	187	190	178	181
Accumulation fund net assets (e)	$14,359		$13,079	$13,350	$11,842	$8,098	$13,666
Net assets at the end of period (e)	$14,567		$13,265	$13,540	$12,013	$8,222	$13,883

(a)	Based on average units outstanding.
(b)	Based on per accumulation unit data.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods of less than one year.
(e)	Millions

74	2012 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

Financial highlights	continued

College Retirement Equities Fund ▪ For the period or year ended

	Equity Index Account

	6/30/12		12/31/11	12/31/10	12/31/09	12/31/08	12/31/07

	(unaudited)

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

Investment income (a)	$1.049		$1.832	$1.613	$1.470	$1.823	$1.806
Expenses (a)	0.211		0.390	0.343	0.288	0.429	0.383

Net investment income (loss) (a)	0.838		1.442	1.270	1.182	1.394	1.423
Net realized and unrealized gain (loss) on total investments	7.680		(0.825)	11.830	16.176	(38.771)	3.050

Net change in accumulation unit value	8.518		0.617	13.100	17.358	(37.377)	4.473

Accumulation unit value:
Beginning of period	93.381		92.764	79.664	62.306	99.683	95.210

End of period	$101.899		$93.381	$92.764	$79.664	$62.306	$99.683

TOTAL RETURN (b)	9.12	%(c)	0.66%	16.45%	27.86%	(37.50)%	4.70%

RATIOS TO AVERAGE NET ASSETS:

Total expenses	0.42	%(d)	0.41%	0.42%	0.43%	0.59%	0.47%
Net investment income (loss)	1.68	%(d)	1.53%	1.54%	1.77%	1.67%	1.39%

SUPPLEMENTAL DATA

Portfolio turnover rate	3	%(c)	5%	8%	5%	7%	9%
Accumulation units outstanding at the end of period (e)	111		112	116	116	113	113
Accumulation fund net assets (e)	$11,350		$10,502	$10,765	$9,253	$7,030	$11,225
Net assets at the end of period (e)	$11,554		$10,692	$10,962	$9,426	$7,174	$11,474

(a)	Based on average units outstanding.
(b)	Based on per accumulation unit data.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods of less than one year.
(e)	Millions

See notes to financial statements	College Retirement Equities Fund ▪ 2012 Semiannual Report	75

Financial highlights	continued

College Retirement Equities Fund ▪ For the period or year ended

	Bond Market Account

	6/30/12		12/31/11		12/31/10		12/31/09		12/31/08	12/31/07

	(unaudited)

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

Investment income (a)	$1.483		$3.341		$3.470		$3.818		$4.241	$4.260
Expenses (a)	0.233		0.439		0.422		0.399		0.416	0.315

Net investment income (loss) (a)	1.250		2.902		3.048		3.419		3.825	3.945
Net realized and unrealized gain (loss) on total investments	1.715		3.876		3.096		2.556		(2.777)	0.806

Net change in accumulation unit value	2.965		6.778		6.144		5.975		1.048	4.751

Accumulation unit value:
Beginning of period	104.228		97.450		91.306		85.331		84.283	79.532

End of period	$107.193		$104.228		$97.450		$91.306		$85.331	$84.283

TOTAL RETURN (b)	2.84	%(c)	6.96%		6.73%		7.00%		1.24%	5.97%

RATIOS TO AVERAGE NET ASSETS:

Total expenses	0.45	%(d)	0.44%		0.44%		0.45%		0.61%	0.51%
Net investment income (loss)	2.39	%(d)	2.88%		3.19%		3.88%		4.53%	4.86%

SUPPLEMENTAL DATA

Portfolio turnover rate	177	%(c)(e)	261	%(e)	230	%(e)	185	%(e)	125%	174%
Accumulation units outstanding at the end of period (f)	128		126		122		113		100	89
Accumulation fund net assets (f)	$13,723		$13,124		$11,915		$10,296		$8,520	$7,494
Net assets at the end of period (f)	$13,977		$13,369		$12,148		$10,512		$8,711	$7,680

(a)	Based on average units outstanding.
(b)	Based on per accumulation unit data.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods of less than one year.
(e)

The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ending June 30, 2012, December 31, 2011, December 31, 2010 and December 31, 2009 were 61%, 62%, 62% and 96%, respectively.

(f)	Millions

76	2012 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

Financial highlights	continued

College Retirement Equities Fund ▪ For the period or year ended

	Inflation-Linked Bond Account

	6/30/12		12/31/11	12/31/10	12/31/09	12/31/08	12/31/07

	(unaudited)

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

Investment income (a)	$1.343		$2.817	$1.596	$0.974	$2.700	$2.618
Expenses (a)	0.150		0.272	0.254	0.241	0.249	0.186

Net investment income (loss) (a)	1.193		2.545	1.342	0.733	2.451	2.432
Net realized and unrealized gain (loss) on total investments	1.248		5.187	1.929	4.119	(3.367)	2.695

Net change in accumulation unit value	2.441		7.732	3.271	4.852	(0.916)	5.127

Accumulation unit value:
Beginning of period	66.502		58.770	55.499	50.647	51.563	46.436

End of period	$68.943		$66.502	$58.770	$55.499	$50.647	$51.563

TOTAL RETURN (b)	3.66	%(c)	13.16%	5.89%	9.58%	(1.78)%	11.04%

RATIOS TO AVERAGE NET ASSETS:

Total expenses	0.45	%(d)	0.43%	0.44%	0.45%	0.58%	0.50%
Net investment income (loss)	3.55	%(d)	4.05%	2.33%	1.38%	4.69%	5.00%

SUPPLEMENTAL DATA

Portfolio turnover rate	5	%(c)	13%	15%	11%	19%	13%
Accumulation units outstanding at the end of period (e)	149		146	135	134	116	91
Accumulation fund net assets (e)	$10,240		$9,699	$7,955	$7,453	$5,871	$4,668
Net assets at the end of period (e)	$10,507		$9,950	$8,177	$7,665	$6,060	$4,830

(a)	Based on average units outstanding.
(b)	Based on per accumulation unit data.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods of less than one year.
(e)	Millions

See notes to financial statements	College Retirement Equities Fund ▪ 2012 Semiannual Report	77

Financial highlights	continued

College Retirement Equities Fund ▪ For the period or year ended

	Social Choice Account

	6/30/12		12/31/11		12/31/10		12/31/09		12/31/08	12/31/07

	(unaudited	)

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

Investment income (a)	$1.969		$3.732		$3.618		$3.517		$4.191	$4.165
Expenses (a)	0.329		0.619		0.561		0.488		0.600	0.492

Net investment income (loss) (a)	1.640		3.113		3.057		3.029		3.591	3.673
Net realized and unrealized gain (loss) on total investments	4.899		(0.595)		11.683		19.530		(34.439)	2.371

Net change in accumulation unit value	6.539		2.518		14.740		22.559		(30.848)	6.044

Accumulation unit value:
Beginning of period	140.535		138.017		123.277		100.718		131.566	125.522

End of period	$147.074		$140.535		$138.017		$123.277		$100.718	$131.566

TOTAL RETURN (b)	4.65	%(c)	1.82%		11.95%		22.41%		(23.45)%	4.81%

RATIOS TO AVERAGE NET ASSETS:

Total expenses	0.45	%(d)	0.44%		0.44%		0.45%		0.61%	0.48%
Net investment income (loss)	2.26	%(d)	2.22%		2.39%		2.81%		3.02%	2.81%

SUPPLEMENTAL DATA

Portfolio turnover rate	82	%(c)(e)	122	%(e)	98	%(e)	85	%(e)	77%	60%
Accumulation units outstanding at the end of period (f)	71		72		72		68		66	68
Accumulation fund net assets (f)	$10,510		$10,074		$9,968		$8,430		$6,685	$8,917
Net assets at the end of period (f)	$10,778		$10,335		$10,239		$8,673		$6,891	$9,197

(a)	Based on average units outstanding.
(b)	Based on per accumulation unit data.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods of less than one year.
(e)

The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ending June 30, 2012, December 31, 2011, December 31, 2010 and December 31, 2009 were 32%, 45%, 40% and 49%, respectively.

(f)	Millions

78	2012 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

Financial highlights	concluded

College Retirement Equities Fund ▪ For the period or year ended

	Money Market Account

	6/30/12		12/31/11	12/31/10	12/31/09	12/31/08	12/31/07

	(unaudited)

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

Investment income (a)	$0.020		$0.044	$0.062	$0.164	$0.700	$1.258
Expenses (a)	0.020		0.044	0.062	0.104	0.124	0.092

Net investment income (loss) (a)	0.000		0.000	0.000	0.060	0.576	1.166
Net realized and unrealized gain (loss) on total investments	0.000		0.001	0.000	(0.031)	0.032	(0.004)

Net change in accumulation unit value	0.000		0.001	0.000	0.029	0.608	1.162

Accumulation unit value:
Beginning of period	25.534		25.533	25.533	25.504	24.896	23.734

End of period	$25.534		$25.534	$25.533	$25.533	$25.504	$24.896

TOTAL RETURN (b)	0.00	%(c)	0.00%	0.00%	0.11%	2.44%	4.90%

RATIOS TO AVERAGE NET ASSETS:

Total expenses	0.42	%(d)	0.41%	0.41%	0.43%	0.56%	0.45%
Expenses net of TIAA withholding	0.15	%(d)	0.17%	0.24%	0.41%	0.56%	0.45%
Net investment income (loss)	0.00	%(d)	0.00%	0.00%	0.21%	2.25%	4.79%

SUPPLEMENTAL DATA

Accumulation units outstanding at the end of period (e)	460		477	463	512	582	469
Accumulation fund net assets (e)	$11,753		$12,178	$11,816	$13,070	$14,846	$11,670
Net assets at the end of period (e)	$11,967		$12,399	$12,054	$13,327	$15,133	$11,922

(a)	Based on average units outstanding.
(b)	Based on per accumulation unit data.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods of less than one year.
(e)	Millions

See notes to financial statements	College Retirement Equities Fund ▪ 2012 Semiannual Report	79

Notes to financial statements (unaudited)

College Retirement Equities Fund

Note 1—organization and significant accounting policies

The purpose of the College Retirement Equities Fund (“CREF”), as stated in its charter, is to aid and strengthen non-profit educational and research organizations, governmental entities, and other non-profit institutions by providing their employees with variable retirement benefits. CREF is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. It consists of eight investment portfolios: the Stock, Global Equities, Growth, Equity Index, Bond Market, Inflation-Linked Bond, Social Choice and Money Market Accounts (individually referred to as the “Account” or collectively referred to as the “Accounts”).

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Accumulation Unit Value (“AUV”) for financial reporting purposes may differ from the AUV for processing transactions. The AUV for financial reporting purposes includes security and participant transactions through the date of the report. Total return is computed based on the AUV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Accounts.

Security valuation: For all Accounts (other than the Money Market Account), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements. Investments held by the Money Market Account are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Accumulation and Annuity Fund: The Accumulation Fund represents the net assets attributable to participants in the accumulation phase of their investment. The Annuity Fund represents the net assets attributable to the participants currently receiving annuity payments. The net increase or decrease in net assets from investment operations is apportioned between the funds based upon their relative daily net asset values. Annuitants bear the mortality risk under their contracts.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Accounts estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

80	2012 Semiannual Report ▪ College Retirement Equities Fund

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Income taxes: CREF is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. CREF should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, CREF’s Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible. Management has analyzed the Accounts’ tax positions taken for all open federal income tax years (2007–2011) and has concluded that no provision for federal income tax is required in the Accounts’ financial statements.

Foreign taxes: The Accounts may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Accounts will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Accounts invest.

Trustee compensation: The Board of Trustees (“Board”), all of whom are independent, receive certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Accounts until paid. The investment of deferred amounts and the offsetting payable to the trustees are included in other assets and other liabilities in the accompanying Statements of Assets and Liabilities.

New Accounting Pronouncements: In April 2011, the Financial Accounting Standards Board (“FASB”) adopted Accounting Standards Update (“ASU”) 2011-03, Reconsideration of Effective Control for Repurchase Agreements. ASU 2011-03 amends ASC 860, Transfers and Servicing in relation to the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem the financial assets before their maturity. ASU 2011-03 eliminates the collateral maintenance provision that an entity may use to determine whether a transfer of securities in a repurchase agreement or other agreement is accounted for as a sale or a secured borrowing. ASU 2011-03 applies to the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the implications of this guidance and has determined that the new requirements do not have a material impact to the Accounts’ financial statements.

In May 2011, FASB adopted ASU No. 2011-04, Fair Value Measurement (Topic 820), Amendments to Achieve Common Fair Value Measurement and Disclosure

College Retirement Equities Fund ▪ 2012 Semiannual Report	81

Notes to financial statements (unaudited)

Requirements in U.S. GAAP and IFRS. The ASU converges the guidance of both entities on fair value measurements and disclosures. ASU 2011-04 requires additional disclosures around transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy. The ASU applies to interim or annual periods beginning after December 15, 2011. Management has evaluated the implications of this guidance and has determined that the new requirements do not have a material impact to the Accounts’ financial statements and notes disclosures.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Accounts’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Accounts’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Accounts’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

82	2012 Semiannual Report ▪ College Retirement Equities Fund

continued

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments, excluding investments in registered investement companies, with maturities of 60 days or less are valued at amortized cost. Short-term investments (other than those in the Money Market Account) with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments in the Money Market Account are valued at amortized cost. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sale price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended June 30, 2012, there were no material transfers between levels by the Accounts.

As of June 30, 2012, 100% of the value of investments in the Inflation-Linked Bond and Money Market Accounts was valued based on Level 2 inputs.

College Retirement Equities Fund ▪ 2012 Semiannual Report	83

Notes to financial statements (unaudited)

The following is a summary of the inputs used to value the remaining Accounts’ investments as of June 30, 2012 (amounts are in thousands):

Account	Level 1	Level 2	Level 3	Total

Stock
Consumer discretionary*	$9,273,935	$3,365,309	$—	$12,639,244
Consumer staples*	6,434,871	2,987,966	—	9,422,837
Energy*	6,829,235	2,948,460	—	9,777,695
Financials*	11,036,855	6,798,295	20	17,835,170
Health care*	8,681,453	2,068,119	7,197	10,756,769
Industrials*	7,718,545	3,684,060	—	11,402,605
Information technology*	13,727,411	2,179,876	—	15,907,287
Materials*	2,837,855	3,256,879	64	6,094,798
Telecommunication services	1,997,253	1,357,023	—	3,354,276
Utilities	2,508,709	1,043,747	—	3,552,456
Corporate bonds	—	60	—	60
Government bonds	—	302	—	302
Short-term investments*	—	5,722,111	—	5,722,111

Total	$71,046,122	$35,412,207	$7,281	$106,465,610

Global Equities
Australia	$—	$330,442	$—	$330,442
Canada	17,927	529,167	—	547,094
France	—	423,042	—	423,042
Germany	—	475,506	—	475,506
Japan	—	1,119,529	—	1,119,529
Switzerland	—	383,623	—	383,623
United Kingdom*	18,014	1,138,994	—	1,157,008
United States	7,687,067	4,355	—	7,691,422
Other*	112,931	1,608,861	—	1,721,792
Short-term investments	—	836,598	—	836,598
Futures**	1,831	—	—	1,831

Total	$7,837,770	$6,850,117	$—	$14,687,887

Growth
Consumer discretionary	$2,617,854	$34,656	$—	$2,652,510
Consumer staples	1,477,702	4,953	—	1,482,655
Energy	488,937	44,653	—	533,590
Financials	787,014	—	—	787,014
Health care*	1,784,992	42,919	—	1,827,911
Industrials*	1,605,324	14,488	—	1,619,812
Information technology*	4,741,159	10,266	—	4,751,425
Materials	602,034	—	—	602,034
Telecommunication services	226,131	4,527	—	230,658
Utilities	11,721	—	—	11,721
Short-term investments	171,883	77,588	—	249,471
Futures**	1,126	—	—	1,126

Total	$14,515,877	$234,050	$—	$14,749,927

84	2012 Semiannual Report ▪ College Retirement Equities Fund

continued

Account	Level 1	Level 2	Level 3	Total

Equity Index
Consumer discretionary	$1,379,672	$—	$—	$1,379,672
Consumer staples	1,115,499	—	—	1,115,499
Energy	1,129,646	—	—	1,129,646
Financials	1,855,826	—	—	1,855,826
Health care	1,374,716	—	—	1,374,716
Industrials	1,273,031	—	—	1,273,031
Information technology	2,182,595	—	—	2,182,595
Materials	450,396	—	—	450,396
Telecommunication services	325,481	—	—	325,481
Utilities	429,653	—	—	429,653
Short-term investments	369,291	16,977	—	386,268
Futures**	348	—	—	348

Total	$11,886,154	$16,977	$—	$11,903,131

Bond Market
Bank loan obligations	$—	$11,766	$—	$11,766
Corporate bonds	—	4,371,869	—	4,371,869
Government bonds	—	8,729,964	—	8,729,964
Structured assets	—	751,937	—	751,937
Preferred stocks	3,510	—	—	3,510
Short-term investments	—	3,200,250	—	3,200,250

Total	$3,510	$17,065,786	$—	$17,069,296

Social Choice
Consumer discretionary	$600,019	$156,930	$—	$756,949
Consumer staples	458,602	138,060	—	596,662
Energy	427,575	142,806	—	570,381
Financials	981,659	315,541	—	1,297,200
Health care	579,521	117,238	—	696,759
Industrials	569,030	187,279	—	756,309
Information technology	878,095	50,926	—	929,021
Materials	255,712	171,605	—	427,317
Telecommunication services	78,707	70,342	—	149,049
Utilities	244,234	64,654	—	308,888
Corporate bonds	—	1,294,770	—	1,294,770
Government bonds	—	2,618,705	—	2,618,705
Structured assets	—	215,463	—	215,463
Short-term investments	—	1,313,382	—	1,313,382

Total	$5,073,154	$6,857,701	$—	$11,930,855

*	Includes American Depositary Receipts at Level 1.
**	Derivatives instruments are not reflected in the summary portfolio of investments.

College Retirement Equities Fund ▪ 2012 Semiannual Report	85

Notes to financial statements (unaudited)

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable. Derivatives require little or no initial investment and permit or require net settlement. The Accounts value derivatives at fair value.

At June 30, 2012, the following Accounts have invested in derivative contracts which are reflected in the Statements of Assets and Liabilities (amounts in thousands):

	Asset derivatives		Liabilities derivatives

Derivative contracts	Location	Fair value amount	Location	Fair value amount

Global Equities Account
Equity contracts	Futures*	$1,831		$—

Growth Account
Equity contracts	Futures*	1,126		—

Equity Index Account
Equity contracts	Futures*	348		—

*

The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statements of Assets and Liabilities is only the receivable for variation margin on open futures contracts.

For the period ended June 30, 2012, the effect of derivative contracts on the Accounts Statements of Operations was as follows (amounts in thousands):

Derivative contracts	Location	Realized gain (loss)	Change in unrealized appreciation (depreciation)

Stock Account
Equity contract	Futures transactions	$1,011	$—

Global Equities Account
Equity contracts	Futures transactions	129	1,831

Growth Account
Equity contracts	Futures transactions	(2,173)	1,145

Equity Index Account
Equity contracts	Futures transactions	1,824	172

Futures contracts: Certain Accounts are subject to equity price risk in the normal course of pursuing their investment objectives. The Accounts use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin payments are made or received reflecting daily changes in the value of the futures contracts. Daily changes in the value of such

86	2012 Semiannual Report ▪ College Retirement Equities Fund

continued

contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Accounts since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures against default. During the period ended June 30, 2012, the Stock Account, the Global Equities Account, the Growth Account, and the Equity Index Account had exposure to futures contracts, based on underlying notional values, generally between 0% and 1% of net assets.

At June 30, 2012, the Accounts held the following open futures contracts (amounts are in thousands):

Account	Futures	Number of contracts	‡	Market value	Expiration date	Unrealized gain (loss)

Global Equities	CME E-mini S&P 500 Index	771		$52,289	September 2012	$1,831

Growth	CME E-mini S&P 500 Index	474		32,147	September 2012	1,126

Equity Index	CME E-mini S&P 500 Index	121		8,206	September 2012	264
	CME E-mini S&P Mid-Cap 400 Index	34		3,194	September 2012	75
	Russell 2000 Mini Index	4		318	September 2012	9

				$11,718		$348

‡	Number of contracts are not in thousands.

Note 4—investment adviser and affiliates

Investment advisory services for the Accounts are provided by TIAA-CREF Investment Management, LLC (“TCIM”) in accordance with an Investment Management Services Agreement. TCIM is a registered investment adviser and a wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), a companion organization of CREF.

Administrative services are provided to the Accounts by TIAA, pursuant to an Administrative Services Agreement with CREF. Distribution functions are provided to the Accounts by TIAA-CREF Individual & Institutional Services, LLC (“Services”), a wholly owned subsidiary of TIAA, pursuant to a Principal Underwriting and Distribution Services Agreement with CREF and the Rule 12b-1 plan. Teachers Personal Investors Services, Inc. (“TPIS”), a wholly owned subsidiary of TIAA, may also provide distribution functions for the Accounts on a limited basis.

The services provided by TCIM, Services, TPIS, and TIAA are provided to CREF at cost, and CREF also reimburses TCIM, Services, TPIS, and TIAA for certain third party expenses and trustee fees paid on its behalf. Payments from the CREF Accounts are made on a daily basis according to formulas established each year with the objective of keeping the estimated expenses as close as possible to each Account’s actual expenses. Any differences between actual expenses and the estimated expenses remitted are adjusted.

College Retirement Equities Fund ▪ 2012 Semiannual Report	87

Notes to financial statements (unaudited)

For the period ended June 30, 2012, TIAA withheld (“waived”) a portion of the distribution Rule 12b-1 and administrative expenses for the Money Market Account, totaling $15,763,000. The withholding of expenses is voluntary in nature and can be discontinued at any time. Any expenses waived after October 1, 2010 are subject to possible recovery by TIAA from the Account for three years after the waiver. TIAA may recover from the Account a portion of the amounts waived at such time as the Account’s daily yield would be positive absent the effect of the waiver, and in such event the amount of recovery on any day will be approximately 25% of the Account’s yield (net of all expenses) on that day.

TIAA charges a mortality and expense charge to CREF in an amount equal to 0.005% of the net assets of each Account to guarantee that CREF participants transferring Accounts to TIAA for the immediate purchase of lifetime payout annuities will not be charged more than the rate stipulated in the CREF contract.

Amounts owed to Account affiliates for payment of Account expenses are disclosed as due to affiliates on the Statements of Assets and Liabilities. Such expense is reflected in the Statements of Operations.

The Accounts may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Companies in which an Account holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Account, pursuant to the 1940 Act. Additionally, investments in other investment companies advised by TCIM, or its affiliates, are deemed to be affiliated investments. Information regarding transactions with affiliated companies is as follows (amounts are in thousands):

Issue	Value at December 31, 2011		Purchase cost	Sales proceeds	Realized gain (loss)	Dividend income	Withholding expense	Shares at June 30, 2012†	Value at June 30, 2012

Stock Account
Fondiaria-Sai S.p.A.	$	*	$—	$246	$(867)	$—	$—	248,864	$296
Japan Asia Investment Co Ltd		5,945	—	—	—	—	—	8,823,000	6,687
Jarden Corp		189,311	9,068	107,564	30,370	546	—	3,766,627	158,274
MPM Bioventures II		3,535	—	—	—	—	—	22,167,242	3,846
Skyline Venture Fund II Ltd		244	—	—	—	—	—	4,254,176	246
Stroer Out of Home Media AG.		53,978	250	33,269	(20,660)	—	—	1,350,378	13,281
Vanda Pharmaceuticals, Inc		6,855	—	3,847	(6,804)	—	—	583,879	2,569

		$259,868	$9,318	$144,926	$2,039	$546	$—		$185,199

Growth Account
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Trust		$194,557	$136,936	$159,610	$—	$1,436	$—	171,882,826	$171,883

Equity Index Account
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Trust		$256,854	$132,367	$19,930	$—	$2,828	$—	369,290,601	$369,291

*	Not an affiliate investment as of December 31, 2011
†	Shares are not in thousands

88	2012 Semiannual Report ▪ College Retirement Equities Fund	College Retirement Equities Fund ▪ 2012 Semiannual Report	89

Notes to financial statements (unaudited)

Note 5—investments

Securities lending: Certain Accounts may lend their securities to qualified institutional borrowers to earn additional income. An Account receives collateral (in the form of cash, Treasury securities, or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan. Cash collateral received by an Account will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent for the purpose of investing cash collateral. The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statements of Assets and Liabilities. Securities lending income consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the lending agent. Such income is reflected separately in the Statements of Operations. In lending its securities, an Account bears the market risk with respect to the collateral investment as well as the securities loaned and also bears the risk that the counterparty may default on its obligations to the Account.

Repurchase agreements: Each Account may enter into repurchase agreements with banks or broker-dealers. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Account’s agreement to resell such securities at a mutually agreed-upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed-upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Account will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Account maintains the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Securities purchased on a when-issued or delayed-delivery basis: The Accounts may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time an Account enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Treasury Inflation-Protected Securities: The Accounts (other than the Money Market Account) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index. The adjustments for interest income due to inflation or deflation are reflected in interest income in the Statements of Operations.

90	2012 Semiannual Report ▪ College Retirement Equities Fund

continued

Dollar rolls transactions: Some of the Accounts may enter into mortgage dollar rolls in which an Account sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, an Account forgoes principal and interest paid on the securities. The Account is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Account maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Restricted securities: Restricted securities held by the Accounts, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Equity-linked notes: Equity-linked notes are debt securities issued by banks or broker-dealers and are designed to offer a return linked to an underlying security or market index. Equity-linked notes are structured with a defined maturity date. When the note matures, the issuer will pay to, or receive from the Account, the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. The Account will record a realized gain or loss on the transaction. The note is valued daily and any change in the value of the note is reflected in net unrealized gains and losses. Investments in equity-linked notes involve the same risks associated with a direct investment in the underlying security or index that the note seeks to replicate. In addition, there is also counterparty risk associated with these investments because the Account is relying on the creditworthiness of such counterparty and has no rights under an equity-linked note against the issuer of the underlying security. As of June 30, 2012, the CREF Stock Account is a party to an equity-linked note in order to gain exposure to certain equity markets.

Net unrealized appreciation (depreciation): At June 30, 2012, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation was as follows (amounts are in thousands):

Account	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)

Stock	$12,084,979	$(5,450,150)	$6,634,829
Global Equities	1,303,895	(648,083)	655,812
Growth	2,636,568	(276,309)	2,360,259
Equity Index	3,847,651	(1,244,110)	2,603,541
Bond Market	666,989	(80,499)	586,490
Inflation-Linked Bond	1,400,371	(2,261)	1,398,110
Social Choice	1,406,023	(419,046)	986,977

College Retirement Equities Fund ▪ 2012 Semiannual Report	91

Notes to financial statements (unaudited)

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Accounts for the period ended June 30, 2012, were as follows (amounts are in thousands):

	Stock Account	Global Equities Account	Growth Account

Purchases
Non-Government	$33,907,632	$5,621,453	$5,567,303
Government	300	—	—

Total Purchases	$33,907,932	$5,621,453	$5,567,303

Sales
Non-Government	$36,234,005	$5,692,881	$5,547,937
Government	—	—	—

Total Sales	$36,234,005	$5,692,881	$5,547,937

	Equity Index Account	Bond Market Account	Inflation-Linked Bond Account	Social Choice Account

Purchases
Non-Government	$372,481	$2,937,938	$—	$1,788,134
Government	—	21,656,700	790,726	7,106,562

Total Purchases	$372,481	$24,594,638	$790,726	$8,894,696

Sales
Non-Government	$368,190	$1,973,744	$—	$1,250,781
Government	—	21,865,513	516,371	7,487,059

Total Sales	$368,190	$23,839,257	$516,371	$8,737,840

Note 6—line of credit

Each of the Accounts, except the Money Market Account, participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of participant withdrawals. Certain affiliated accounts and mutual funds, each of which is managed by TCIM, or an affiliate of TCIM, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts at a specified rate of interest. The Accounts are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended June 30, 2012, there were no borrowings under this credit facility by the Accounts.

92	2012 Semiannual Report ▪ College Retirement Equities Fund

concluded

Note 7—indemnification

In the normal course of business, each Account enters into contracts that contain a variety of representations and warranties and that provide general indemnities. An Account’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that have not yet occurred. Also, under the Accounts’ organizational documents, the trustees and officers of the Accounts are indemnified against certain liabilities that may arise out of their duties to the Accounts. However, based on experience, the Accounts expect the risk of loss due to these warranties and indemnities to be unlikely.

College Retirement Equities Fund ▪ 2012 Semiannual Report	93

Board renewal of the investment
management agreement (unaudited)

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the College Retirement Equities Fund (“CREF”) is responsible for determining whether to initially approve and subsequently annually renew the investment management agreement (the “Agreement”) between TIAA-CREF Investment Management, LLC (“TCIM”) and CREF on behalf of each of its accounts (the “Accounts”). Under the Agreement, TCIM is responsible for providing investment management services, as well as fund accounting and custody, for each Account.

Most investment companies that are registered under the Investment Company Act of 1940 (the “1940 Act”) enter into investment management agreements that are subject to Section 15(c) of the 1940 Act. The provision provides, in part, that, after an initial period of up to two years, an investment management agreement with a registered investment company will remain in effect only if its board of directors/trustees annually renews that agreement. CREF’s Agreement with TCIM is not subject to this requirement due to its unique “at-cost” structure under which TCIM provides services to CREF on an at-cost basis. Nevertheless, the Board determined that it would conduct an annual review of the Agreement, as described below, in a manner generally consistent with relevant 1940 Act requirements.

Overview of the process

The Board held a meeting on March 29, 2012, at which it considered the annual renewal of the Agreement with respect to each applicable Account using its previously established process for reviewing the Agreement. As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee worked with TCIM and legal counsel to the Trustees to develop guidelines and specific requests relating to the types of information to be provided to the Committee and to the Board in connection with the proposed contract renewals, and then helped evaluate the information provided in response to those guidelines. The Operations Committee reviewed such guidelines and requests in consultation with TCIM representatives and input from other Trustees, legal counsel to the Trustees and legal counsel to TCIM and the Accounts, and then evaluated the information produced in accordance with those guidelines and requests.

During these meetings, the Operations Committee also reviewed the types of costs reimbursable under the Agreement for services provided by TCIM pursuant to the Agreement. The Committee requested on behalf of the Board, and management provided, assurance that the costs charged to the Accounts for the most recent fiscal year were of the types and in the amounts for which reimbursement is authorized under the Agreement.

94	2012 Semiannual Report ▪ College Retirement Equities Fund

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established various guidelines regarding the preparation of reports to be provided to the Board with respect to each Account by the Global Fiduciary Review unit of Lipper, Inc. (“Lipper”). Lipper is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidelines provided by the Operations Committee on behalf of the Board, Lipper produced, among other information, extensive performance and expense comparison data regarding each Account, including data relating to each Account’s management fee rates, total expense ratios, short-term and long-term investment performance and, as applicable, brokerage commission costs and portfolio turnover rates. Lipper also compared certain of this data for each Account against a universe of investment companies and against a more selective peer group of mutual funds that underlie variable products with similar investment objectives and strategies, each of which was selected by Lipper, and, in the case of the investment performance data, against one or more appropriate broad-based benchmark indices. In each case, Lipper summarized the methodologies employed by it to provide the data contained in its reports. In addition, Lipper represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board perform its review. Lipper also represented that it (and not TCIM) had identified the selected comparative peer groups and universes of funds that underlie variable products and that it did so in a manner that was not intended to produce biased results for its clients.

In advance of the Board meeting held on March 29, 2012, legal counsel for the Trustees requested on behalf of the Board, and TCIM provided, extensive information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Account. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) further information relating to each Account’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service, and a narrative analysis of the performance of each Account that had underperformed its Lipper peer group or (with respect to the Equity Index Account only) benchmark by a specified amount over a three-year period, together with an explanation of any events that had had a material impact on the Account’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Account’s investment management costs under the Agreement to the fee rates of any other comparable accounts managed by TCIM or its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to TCIM or its affiliates due to their relationship with the Accounts;

College Retirement Equities Fund ▪ 2012 Semiannual Report	95

Board renewal of the investment management agreement (unaudited)

(5) information regarding TCIM’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, business continuity plans, insurance coverage, compliance programs, any material pending litigation or compliance issues, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by TCIM in connection with rendering services to the Accounts; (6) a copy of the Agreement and certain related service agreements between the Accounts and affiliates of TCIM; (7) a copy of TCIM’s SEC Form ADV registration statement (which was presented only to legal counsel for the Trustees); and (8) proposed narrative explanations of reasons why the Board should renew the Agreement.

In considering whether to renew the Agreement with respect to each Account, the Board, with assistance from its Operations Committee, reviewed various factors with respect to the Account, including: (1) the nature, extent and quality of services provided or to be provided by TCIM to the Account; (2) the Account’s investment performance; (3) the costs of the services provided to the Account and CREF’s at-cost expense structure; (4) fees charged by other advisers for managing similar accounts and funds that underlie variable products; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Account’s assets grow; (6) whether the at-cost expense structure reflects any such economies of scale for the benefit of Account investors; (7) comparisons of services and fee rates with any contracts entered into by TCIM or its affiliates with other clients to whom TCIM or its affiliates provide comparable services; and (8) any other benefits derived or anticipated to be derived by TCIM or its affiliates from their relationship with the Account. As a general matter, the Board viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of the Agreement for each Account, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its Committees on an ongoing basis in connection with the Board’s general oversight duties with respect to the Accounts. In addition, the Board received and considered information from its legal counsel as to certain relevant guidelines that relate to the renewal process and certain applicable legal authorities.

The Board received and considered Account-specific information and made its renewal determinations on an Account-by-Account basis. In deciding whether to renew the Agreement for each Account, each Trustee may have accorded different weight to different factors, and thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Account. At its meeting on March 29, 2012, the Board voted unanimously to renew the Agreement for each Account. Set forth below are certain general factors the Board considered for all of the Accounts, followed by a summary of certain specific factors the Board considered for each particular Account.

96	2012 Semiannual Report ▪ College Retirement Equities Fund

continued

The nature, extent and quality of services

The Board considered that TCIM is an experienced investment adviser and that TCIM or its affiliates had managed the Accounts since their operations commenced. Investment professionals at Teachers Advisors, Inc. (“TAI”), an affiliate of TCIM, also manage various funds of the TIAA-CREF Funds, the TIAA-CREF Life Funds and the TIAA Separate Account VA-1. Under the Agreement, TCIM is responsible for, among other duties: managing the assets of the Accounts, including conducting research, recommending investments and placing orders to buy and sell securities for the Accounts’ investment portfolios; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Accounts to the Board on a regular basis; and providing custody and fund accounting services to the Accounts. The Board considered that TCIM has carried out these responsibilities in a competent and professional manner.

The Board also considered, among other factors, the performance of each of the Accounts, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by TCIM and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TCIM’s oversight of those service providers and the outsourcing of certain services to other firms.

Investment performance

The Board considered the investment performance of each Account, as applicable, over the periods indicated in the Account-by-Account synopsis below. The Board considered each Account’s performance as compared to its peer group, peer universe and benchmark index. In this regard, the Board considered that the performance of most Accounts generally compared favorably to their benchmarks (after considering the effect of expenses incurred to operate the Accounts) and, with some exceptions, the Accounts ranked in the top three performance quintiles versus their peer groups and universes of mutual funds that underlie variable products. (For additional detail regarding each Account’s performance, see the Account-by-Account synopsis below.) The Board considered that, in those cases in which an Account had underperformed its benchmark, peer group or peer universe of mutual funds that underlie variable products for an extended period of time, TCIM had represented that it had taken or was planning to implement affirmative remedial actions that are reasonably designed to enhance the Account’s investment performance or TCIM had represented that no remedial actions were necessary. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Account was within an acceptable range or that appropriate remedial actions had been or were being implemented.

College Retirement Equities Fund ▪ 2012 Semiannual Report	97

Board renewal of the investment management agreement (unaudited)

Cost and profitability

The Board considered the amounts charged by TCIM to each Account during 2011, including investment advisory costs paid to TCIM, expressed in dollar terms and as a percentage of assets, as well as a reconciliation and analysis of those expenses. The Board considered that TCIM charges expenses “at cost” and these charges are adjusted at least quarterly to reflect the actual expenses incurred with respect to each Account during the most recent quarter. The Board considered the rationale for TCIM’s anticipated costs in providing services to CREF and considered whether these anticipated costs are reasonable in relation to the nature and quality of services provided by TCIM. In considering TCIM’s profitability, the Board noted that TCIM provides its services on an at cost basis under the arrangement outlined in the Agreement.

During its review, the Board noted its ongoing efforts to examine the level of personnel and other resources available to TCIM for its portfolio management functions so as to assess whether sufficient resources are being devoted to these functions.

Fees charged by other advisers

The Board considered information regarding fees paid to other advisers for managing similar funds that underlie variable products, as analyzed by Lipper. The Board determined that the anticipated management expenses of the Accounts under CREF’s at-cost arrangements were lower than the management fee rates charged by many or most mutual funds that underlie variable insurance products with similar investment strategies. Based on all factors considered, the Board concluded that the anticipated management expenses for each Account under the at-cost arrangement were within an acceptable range in relation to those charged by appropriate groups of mutual funds that underlie variable products. In this connection, the Board also considered the inherent limitations of such comparisons in light of potentially material differences between the Accounts and such mutual funds (including CREF’s at-cost expense structure and the nature of services provided to CREF). Additionally, the Board considered the potential limitations of such comparisons due to the fact that, in many instances, Lipper based its comparisons on financial data relating to fiscal periods that differed from the period for which the Accounts’ data were derived.

Economies of scale

The Board considered that certain economies of scale are already integrated into each Account’s cost structure due to the at-cost expense arrangements pursuant to which TCIM renders investment advisory services to CREF. The Board also considered that, in certain circumstances, an increase in CREF assets could result in additional expenses being allocated to CREF pursuant to the cost allocation methodologies that are used to calculate payments to be made by CREF pursuant to the at-cost expense arrangements.

98	2012 Semiannual Report ▪ College Retirement Equities Fund

continued

Fee comparison with other clients of TCIM’s affiliates

The Board considered that CREF is the only client of TCIM and, thus, TCIM has no comparable client accounts. The Board also considered information regarding portfolios managed by TAI, TCIM’s affiliate, which provides similar investment management services to other affiliated investment companies. In addition, TAI manages institutional client assets through a small number of unregistered commingled funds and separate accounts with similar investment strategies and investment staff as certain of the Accounts. The Board considered that TAI is a for-profit company and, as a result, it generally renders management services to investment companies and other accounts with similar investment objectives and strategies at higher fee rates than the advisory costs charged by TCIM to CREF. The Board considered the schedule of management fee rates for each of these funds and accounts, and the management fee rates actually charged to clients with current separate accounts that are managed under similar investment strategies. The Board also considered that TCIM and its affiliates render somewhat different services to CREF as compared to services rendered by TAI and its affiliates regarding the portfolios that TAI manages; that some of these other funds and accounts are offered through products that charge additional fees to their investors; are offered in different types of markets; are provided with different types or levels of services by TAI; target different types of investors; and/or are packaged with other products, and that these factors, among others, justify different management fee rate schedules.

Other benefits

The Board also considered additional benefits to the Accounts and to TCIM and its affiliates arising from the Agreement. For example, TCIM and its affiliates may benefit from the advisory relationship with the Accounts to the extent that this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Additionally, TCIM and the Accounts may benefit from TCIM’s ability to acquire investment research related to its commission (i.e., soft dollar) arrangements.

Account-by-account factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Account. If an Account is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Lipper. All time periods referenced below ended as of December 31, 2011. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest rating category.

College Retirement Equities Fund ▪ 2012 Semiannual Report	99

Board renewal of the investment management agreement (unaudited)

CREF Stock Account
•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.14% of average daily net assets for 2012.
•

The Account’s pro forma management costs (including investment management and administrative costs) and total costs are in the 1st quintile of its group of comparable funds selected by Lipper for expense comparison purposes (“Expense Group”) and in the universe of comparable funds identified by Lipper for expense comparison purposes (“Expense Universe”).

•

For the one-, two-, three-, four- and five-year periods, the Account was in the 4th, 4th, 5th, 3rd and 2nd quintiles of its group of comparable funds identified by Lipper for performance comparison reasons (“Performance Group”), respectively. For the one-, two-, three-, four-, five- and ten-year periods, the Account was in the 4th quintile of the universe of comparable funds identified by Lipper for performance comparison purposes (“Performance Universe”).

•	The Account received an Overall Morningstar Rating of 4 stars.

CREF Global Equities Account
•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.17% of average daily net assets for 2012.
•	The Account’s pro forma management costs (including investment management and administrative costs) and total costs are in the 1st quintile of its Expense Group and Expense Universe.
•

For the one-, two-, three-, four- and five-year periods, the Account was in the 1st, 4th, 5th, 4th and 5th quintiles of its Performance Group, respectively. For the one-, two-, three-, four-, five and ten-year periods, the Account was in the 3rd, 4th, 4th, 4th, 4th and 3rd quintiles of its Performance Universe, respectively.

•	The Account received an Overall Morningstar Rating of 3 stars.

CREF Growth Account
•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.12% of average daily net assets for 2012.
•	The Account’s pro forma management costs (including investment management and administrative costs) and total costs are in the 1st quintile of its Expense Group and Expense Universe.
•

For the one-, two-, three-, four-, five- and ten-year periods, the Account was in the 1st, 2nd, 2nd, 2nd, 1st and 3rd quintiles of its Performance Group, respectively. For the one-, two-, three-, four-, five and ten-year periods, the Account was in the 1st, 2nd, 2nd, 2nd, 1st, and 4th quintiles of its Performance Universe, respectively.

•	The Account received an Overall Morningstar Rating of 4 stars.

100	2012 Semiannual Report ▪ College Retirement Equities Fund

continued

CREF Equity Index Account
•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.075% of average daily net assets for 2012.
•

The Account’s pro forma management costs (including investment management and administrative costs) are in the 3rd and 2nd quintiles of its Expense Group and Expense Universe, respectively, and its total costs are in the 2nd quintile of its Expense Group and Expense Universe.

•	For the one-, two-, three-, four-, five and ten-year periods, the Account was in the 1st, 2nd, 3rd, 2nd, 3rd and 4th quintiles of its Performance Universe, respectively.
•

For the one-, three-, five- and ten-year periods, the Account’s relative gross performance (meaning the Account’s performance without any reductions for fees or expenses) as compared to its benchmark, the Russell 3000® Index, was +4, +10, +8 and +5 basis points, respectively.

•	The Account received an Overall Morningstar Rating of 3 stars.

CREF Bond Market Account
•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.095% of average daily net assets for 2012.
•	The Account’s pro forma management costs (including investment management and administrative costs) and total costs are in the 1st quintile of its Expense Group and Expense Universe.
•

For the one-, two-, three-, four-, five- and ten-year periods, the Account was in the 1st, 2nd, 5th, 4th, 4th and 3rd quintiles of its Performance Group, respectively. For the one-, two-, three-, four-, five and ten-year periods, the Account was in the 2nd, 2nd, 4th, 4th, 4th and 3rd quintiles of its Performance Universe, respectively.

•	The Account received an Overall Morningstar Rating of 3 stars.

CREF Inflation-Linked Bond Account
•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.095% of average daily net assets for 2012.
•	The Account’s pro forma management costs (including investment management and administrative costs) and total costs are in the 1st quintile of its Expense Group and Expense Universe.
•

For the one-, two-, three-, four-, five- and ten-year periods, the Account was in the 1st, 2nd, 2nd, 2nd, 2nd and 2nd quintiles of its Performance Group, respectively. For the one-, two-, three-, four-, five and ten-year periods, the Account was in the 1st, 2nd, 2nd, 2nd, 2nd and 1st quintiles of its Performance Universe, respectively.

•	The Account received an Overall Morningstar Rating of 3 stars.

College Retirement Equities Fund ▪ 2012 Semiannual Report	101

Board renewal of the investment management agreement (unaudited)	concluded

CREF Social Choice Account
•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.105% of average daily net assets for 2012.
•	The Account’s pro forma management costs (including investment management and administrative costs) and total costs are in the 1st quintile of its Expense Group and Expense Universe.
•

For the one-, two-, three-, four-, five- and ten-year periods, the Account was in the 1st, 1st, 2nd, 2nd, 2nd and 2nd quintiles of its Performance Group, respectively. For the one-, two-, three-, four-, five and ten-year periods, the Account was in the 2nd, 1st, 2nd, 2nd, 3rd and 3rd quintiles of its Performance Universe, respectively.

•	The Account received an Overall Morningstar Rating of 3 stars.

CREF Money Market Account
•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.065% of average daily net assets for 2012.
•	The Account’s pro forma management costs (including investment management and administrative costs) and total costs are in the 5th quintile of its Expense Group and Expense Universe.
•

For the one-, two-, three-, four-, five- and ten-year periods, the Account was in the 3rd, 3rd, 4th, 3rd, 3rd and 2nd quintiles of its Performance Group, respectively. For the one-, two-, three-, four-, five and ten-year periods, the Account was in the 3rd, 3rd, 3rd, 3rd, 3rd and 2nd quintiles of its Performance Universe, respectively.

•	These performance results reflect the voluntary waiver of certain expenses to keep the Account’s yield from being negative.
•	Money market accounts are not rated by Morningstar.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Account.

102	2012 Semiannual Report ▪ College Retirement Equities Fund

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888 842-9001
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888 842-0318
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Item 6. Schedule of Investments.

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND
STOCK ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2012

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

BONDS - 0.0%

CORPORATE BONDS - 0.0%

FOOD & STAPLES RETAILING - 0.0%
$800	i	Marfrig Alimentos S.A.	1.000%	07/15/15	$40

		TOTAL FOOD & STAPLES RETAILING			40

REAL ESTATE - 0.0%
22,559		Kiwi Income Property Trust	8.950	12/20/14	20

		TOTAL REAL ESTATE			20

		TOTAL CORPORATE BONDS			60

		(Cost $63)

GOVERNMENT BONDS 0.0%

U.S. TREASURY SECURITIES - 0.0%
300,000		United States Treasury Note	1.750	05/15/22	302

		TOTAL U.S. TREASURY SECURITIES			302

		TOTAL GOVERNMENT BONDS			302

		(Cost $304)

		TOTAL BONDS			362

		(Cost $367)

EQUITY LINKED NOTES - 0.0%

BANKS - 0.0%
14,899,365	m	Deutsche Bank, First Bank of Nigeria plc	0.000	04/04/18	1,043

		TOTAL BANKS			1,043

		TOTAL EQUITY LINKED NOTES			1,043

		(Cost $1,058)

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.3%

AUTOMOBILES & COMPONENTS - 1.6%
99,129		Actron Technology Corp	$277
34,200		Aisan Industry Co Ltd	317
523,922	*	Aisin Seiki Co Ltd	17,514
103,500	e	Akebono Brake Industry Co Ltd	497
41,437		Allison Transmission Holdings, Inc	728
1,235,914	*,e	American Axle & Manufacturing Holdings, Inc	12,965
109,300	*	Amerigon, Inc (Class A)	1,256
211,675		Amtek Auto Ltd	405
359,768		Amtek India Ltd	672
44,900		APM Automotive Holdings BHD	67
11,259	*	Asahi India Glass Ltd	12
21,161		AtlasBX Co Ltd	464
207,625	e	Autoliv, Inc	11,349
187,052	*,e	Autoliv, Inc (ADR)	10,234
71,600		Autometal S.A.	529
5,249	*	Autoneum Holding AG.	239
150,293		Bajaj Holdings and Investment Ltd	4,266
639,515		Bayerische Motoren Werke AG.	46,280
460		Bayerische Motoren Werke AG. (Preference)	23
87,562		Bharat Forge Ltd	473
599,270	*,e	BorgWarner, Inc	39,306
43,807		Brembo S.p.A.	436
865,438	e	Bridgestone Corp	19,874
6,784,200	*,e	Brilliance China Automotive Holdings Ltd	5,996
724,900	*,e	Byd Co Ltd	1,391
562,000		Calsonic Kansei Corp	3,058
2,485,000	e	Chaowei Power Holdings Ltd	1,263
2,238,513		Cheng Shin Rubber Industry Co Ltd	5,668
484,000		China Motor Corp	443
37,756		Cie Automotive Sa	259
74,468		Compagnie Plastic-Omnium S.A.	1,870
105,439		Continental AG.	8,789
296,714	e	Cooper Tire & Rubber Co	5,204
94,880		Dae Won Kang Up Co Ltd	453
36,000	e	Daido Metal Co Ltd	388
607,653	*	Daihatsu Motor Co Ltd	10,638
1,000,688		Daimler AG. (Reg)	44,970
917,051		Dana Holding Corp	11,747
635,581	*,e	Delphi Automotive plc	16,207
855,578		Denso Corp	29,236
203,000		Depo Auto Parts Ind Co Ltd	442
9,600		Dong Ah Tire & Rubber Co Ltd	98
4,640,500	e	Dongfeng Motor Group Co Ltd	7,253
17,800		Dongyang Mechatronics Corp	205
92,491	*,e	Dorman Products, Inc	2,321
308,900		Double Coin Holdings Ltd	173
2,274,800		Drb-Hicom BHD	1,822
70,059	e	Drew Industries, Inc	1,951
31,000	*,e	Eagle Industry Co Ltd	287
46,757	e	ElringKlinger AG.	1,116

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

38,882		Exedy Corp	$848
245,242		Exide Industries Ltd	603
332,177	*,e	Exide Technologies	1,116
96,503	e	Faurecia	1,605
39,200		FCC Co Ltd	658
793,155		Federal Corp	402
150,473	*	Federal Mogul Corp (Class A)	1,655
461,687	e	Fiat S.p.A.	2,328
146,424		Fleetwood Corp Ltd	1,773
13,567,734		Ford Motor Co	130,115
151,608		Ford Otomotiv Sanayi AS	1,376
57,923	*,e	Fuel Systems Solutions, Inc	967
936,467		Fuji Heavy Industries Ltd	7,587
67,797	*,e	Futaba Industrial Co Ltd	356
5,370,000	e	Geely Automobile Holdings Ltd	1,904
40,684,487	*	General Motors Co	0	^
1,948,820	*	General Motors Co	38,431
24,057,000	*	General Motors Co	0	^
4,230,271	*,e	General Motors Co	0	^
26,439,191	*	General Motors Co	0	^
6,062,000	*	General Motors Co	0	^
35,983,677	*	General Motors Co	0	^
7,950,000	*	General Motors Co	0	^
722,689	*,e	General Motors Co	0	^
18,507,434	*	General Motors Co	0	^
85,268,000	*,e	General Motors Co	0	^
385,996		Gentex Corp	8,056
4,875,146		GKN plc	13,822
26,240		Global & Yuasa Battery Co Ltd	1,067
1,037		Goodyear Lastikleri Turk AS.	32
660,213	*	Goodyear Tire & Rubber Co	7,797
7,884		Grammer AG.	138
2,789,450	e	Great Wall Motor Co Ltd	5,624
3,278,766		Guangzhou Automobile Group Co Ltd	2,756
114,160		Halla Climate Control Corp	2,436
130,460		Hanil E-Wha Co Ltd	1,079
114,420		Hankook Tire Co Ltd	4,563
874,157		Harley-Davidson, Inc	39,975
86,440		Hero Honda Motors Ltd	3,354
4,200	*	Hiroca Holdings Ltd	15
2,322,797		Honda Motor Co Ltd	81,055
72,436		Hu Lane Associate, Inc	122
17,797		Hudaco Industries Ltd	248
21,260		Hwa Shin Co Ltd	206
119,037		Hyundai Mobis	28,854
300,711		Hyundai Motor Co	61,734
57,035		Hyundai Motor Co Ltd (2nd Preference)	3,747
35,000		Hyundai Motor Co Ltd (Preference)	2,048
29,193		Hyundai Wia Corp	4,361
250,133		IMMSI S.p.A.	130
2,057,586		Isuzu Motors Ltd	11,021
289,500	*	Jinan Qingqi Motorcycle Co	85

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,182,925		Johnson Controls, Inc	$60,489
355,896	e	Kayaba Industry Co Ltd	1,602
186,700		Keihin Corp	2,767
1,412,966		Kenda Rubber Industrial Co Ltd	1,647
555,670		Kia Motors Corp	36,624
58,000	e	Kinugawa Rubber Industrial Co Ltd	385
78,196	*	Koito Manufacturing Co Ltd	1,096
44,510		Kolao Holdings	545
72,810	*	Kumho Tire Co, Inc	986
62,290	e	Landi Renzo S.p.A.	107
636,290		Lear Corp	24,007
85,606		Leoni AG.	3,266
89,698		Linamar Corp	1,737
400,322	e	Magna International, Inc (Class A)	15,811
441,879		Mahindra & Mahindra Ltd	5,647
30,583		Mando Corp	4,565
145,382	*	Martinrea International, Inc	1,142
67,923		Maruti Udyog Ltd	1,431
7,259,842	*,e	Mazda Motor Corp	9,886
35,240		Metair Investments Ltd	100
597,696		Michelin (C.G.D.E.) (Class B)	39,105
1,188,000	e	Minth Group Ltd	1,289
47,000		Mitsuba Corp	331
2,408,376	*,e	Mitsubishi Motors Corp	2,429
190,949	*,e	Modine Manufacturing Co	1,323
58,860		Motonic Corp	358
6,168		MRF Ltd	1,114
27,000		Musashi Seimitsu Industry Co Ltd	518
508,217		Nan Kang Rubber Tire Co Ltd	713
2,037		Nexen Corp	111
41,427		Nexen Tire Corp	737
319,613		NGK Spark Plug Co Ltd	4,222
377,696	*	NHK Spring Co Ltd	4,079
11,800	e	Nidec-Tosok Corp	97
105,851	e	Nifco, Inc	2,559
78,000		Nippon Seiki Co Ltd	801
4,619,404		Nissan Motor Co Ltd	43,865
94,941		Nissan Shatai Co Ltd	1,010
47,400		Nissin Kogyo Co Ltd	651
159,426	*	NOK Corp	3,404
87,490	e	Nokian Renkaat Oyj	3,324
848,000	*,m	Norstar Founders Group Ltd	0	^
24,910		Otokar Otobus Karoseri Sanayi AS	415
41,000	*	Pacific Industrial Co Ltd	251
271,848	e	Peugeot S.A.	2,681
180,127	e	Piaggio & C S.p.A.	451
248,048	e	Pirelli & C S.p.A.	2,616
183,300		Plascar Participacoes Industriais S.A.	75
94,260	e	Porsche AG.	4,689
411,410		Press Kogyo Co Ltd	2,109
28,035,500		PT Astra International Tbk	20,668
2,810,500		PT Gajah Tunggal Tbk	688

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,724,250		PT Multistrada Arah Sarana Tbk	$96
59,763		Pyeong Hwa Automotive Co Ltd	1,017
7,958,000		Qingling Motors Co Ltd	1,916
886,107	e	Renault S.A.	35,384
116,000		Riken Corp	470
15,340		S&T Daewoo Co Ltd	273
55,920		S&T Dynamics Co Ltd	645
52,563	*,e	SAF-Holland S.A.	296
155,000		Sanden Corp	549
27,700		Sanoh Industrial Co Ltd	228
669,920		Sanyang Industry Co Ltd	437
24,810		Sejong Industrial Co Ltd	294
348,000		Selamat Sempurna Tbk PT	75
22,556		Shiloh Industries, Inc	259
154,300	*	Showa Corp	1,325
10,230		SL Corp	191
7,139	e	Societe Fonciere Financiere et de Participations FFP	229
59,256	e	Sogefi S.p.A.	145
475,700		Somboon Advance Technology PCL	422
132,682	e	Spartan Motors, Inc	695
1,336,100		Sri Trang Agro-Industry PCL	600
48,450	*	Ssangyong Motor Co	238
85,903	e	Standard Motor Products, Inc	1,210
196,895		Stanley Electric Co Ltd	3,058
102,322	*,e	Stoneridge, Inc	697
552,603		Sumitomo Rubber Industries, Inc	7,198
9,500		Sundram Fasteners Ltd	9
26,745		Sungwoo Hitech Co Ltd	329
118,198		Superior Industries International, Inc	1,935
264,153		Suzuki Motor Corp	5,424
2,289,653		T RAD Co Ltd	8,015
56,000		Ta Yih Industrial Co Ltd	107
24,000		Tachi-S Co Ltd	447
15,400	*	Taiho Kogyo Co Ltd	195
42,100	*	Takata Corp	915
210,400		TAN Chong Motor Holdings BHD	299
3,050,313		Tata Motors Ltd	13,366
22,200		Teikoku Piston Ring Co Ltd	371
312,012	*	Tenneco, Inc	8,368
197,749	*,e	Tesla Motors, Inc	6,188
106,762		Thor Industries, Inc	2,926
2,588,000	e	Tianneng Power International Ltd	1,380
150,363		Tokai Rika Co Ltd	2,490
50,500		Tokai Rubber Industries, Inc	552
758,630		Tong Yang Industry Co Ltd	739
80,500		Topre Corp	778
27,273	*	Tower International, Inc	286
441,000		Toyo Tire & Rubber Co Ltd	1,494
88,770		Toyoda Gosei Co Ltd	2,046
59,263	*,e	Toyota Boshoku Corp	720
169,193		Toyota Industries Corp	4,851
6,178,037	*	Toyota Motor Corp	249,359

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

623,011	*	TRW Automotive Holdings Corp	$22,902
106,300		TS Tech Co Ltd	1,949
14,700		Tube Investments Of India	38
143,601		Tung Thih Electronic Co Ltd	302
441,940		TVS Motor Co Ltd	291
342,990	*	TYC Brother Industrial Co Ltd	138
3,027,341		UMW Holdings BHD	8,757
52,000		Unipres Corp	1,359
151,603	e	Valeo S.A.	6,263
260,186	*	Visteon Corp	9,757
186,532		Volkswagen AG.	28,187
55,490		Volkswagen AG. (Preference)	8,791
609,680	*	WABCO Holdings, Inc	32,270
127,634	*,e	Winnebago Industries, Inc	1,301
2,206,000	e	Xinyi Glass Holdings Co Ltd	1,190
245,772	e	Yamaha Motor Co Ltd	2,353
515,000		Yokohama Rubber Co Ltd	3,885
247,300	e	Yorozu Corp	4,060
1,113,258		Yulon Motor Co Ltd	1,977

		TOTAL AUTOMOBILES & COMPONENTS	1,635,309

BANKS - 5.9%
80,243	e	1st Source Corp	1,813
105,897	*,e	1st United Bancorp, Inc	658
1,411,030		77 Bank Ltd	5,808
61,517	*	Aareal Bank AG.	1,014
386,136		ABSA Group Ltd	6,690
27,382	e	Access National Corp	359
652,800		Affin Holdings BHD	689
42,759,000	e	Agricultural Bank of China	17,318
9,600		Aichi Bank Ltd	459
2,411,494		Akbank TAS	8,841
821,285		Albaraka Turk Katilim Bankasi AS	505
22,185	e	Alliance Financial Corp	762
1,281,000		Alliance Financial Group BHD	1,690
1,083,188	*	Alpha Bank S.A.	1,717
315,270	*,m	Amagerbanken AS	0	^
28,900	e	American National Bankshares, Inc	681
120,911	*,e	Ameris Bancorp	1,523
36,973	e	Ames National Corp	850
152,554		Andhra Bank	325
541,290	*,m	Anglo Irish Bank Corp plc	0	^
323,000		Aomori Bank Ltd	991
5,868,884	e	Aozora Bank Ltd	13,976
161,447	e	Apollo Residential Mortgage	3,113
48,051	e	Arrow Financial Corp	1,161
272,387		Associated Banc-Corp	3,593
378,386	e	Astoria Financial Corp	3,708
364,741	*	Asya Katilim Bankasi AS	366
66,448		Attijariwafa Bank	2,548
4,654,773		Australia & New Zealand Banking Group Ltd	106,036
319,721		Awa Bank Ltd	2,040

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,202,946	e	Banca Carige S.p.A.	$1,914
296,359	e	Banca Civica S.A.	590
13,135,807	e	Banca Intesa S.p.A.	18,695
3,596,821	e	Banca Intesa S.p.A. RSP	4,095
7,438,450	e	Banca Monte dei Paschi di Siena S.p.A.	1,854
635,779		Banca Popolare dell’Emilia Romagna Scrl	3,431
5,815,020	e	Banca Popolare di Milano	2,767
444,944		Banca Popolare di Sondrio SCARL	2,715
41,538	e	Bancfirst Corp	1,741
153,245		Banche Popolari Unite Scpa	501
131,600		Banco ABC Brasil S.A.	626
5,532,181		Banco Bilbao Vizcaya Argentaria S.A.	39,507
421,541	*,e	Banco BPI S.A.	288
3,391,946		Banco Bradesco S.A. (Preference)	50,563
5,251,395	*,e	Banco Comercial Portugues S.A.	653
53,817		Banco Davivienda S.A.	664
81,800		Banco Daycoval S.A.	384
28,852,768		Banco de Chile	4,078
62,018		Banco de Credito e Inversiones	3,859
3,016,575		Banco de Oro Universal Bank	4,561
403,550	e	Banco de Sabadell S.A.	784
1,337,776		Banco do Brasil S.A.	13,008
454,381		Banco do Estado do Rio Grande do Sul	3,212
340,773		Banco Espirito Santo S.A.	233
157,300		Banco Industrial e Comercial S.A.	446
3,973,300	*	Banco Itau Holding Financeira S.A.	55,964
102,433		Banco Latinoamericano de Exportaciones S.A. (Class E)	2,195
53,700		Banco Panamericano S.A.	136
48,639		Banco Pine S.A.	308
315,527	e	Banco Popolare Scarl	424
198,331	e	Banco Popular Espanol S.A.	449
1,144,139		Banco Santander Brasil S.A.	8,773
13,638,280		Banco Santander Central Hispano S.A.	90,221
82,177,370		Banco Santander Chile S.A.	6,128
351,892		BanColombia S.A.	5,325
56,000	e	BanColombia S.A. (ADR)	3,463
242,975		BanColombia S.A. (Preference)	3,788
459,994	e	Bancorpsouth, Inc	6,679
72,500		Bangkok Bank PCL	441
139,800		Bangkok Bank PCL (ADR)	851
1,754,300		Bangkok Bank PCL (Foreign)	11,536
1,344	*	Bank Gospodarki Zywnosciowej S.A.	29
22,302		Bank Handlowy w Warszawie S.A.	542
212,262		Bank Hapoalim Ltd	655
560,599		Bank Leumi Le-Israel	1,370
235,638		Bank Millennium S.A.	262
186,298	e	Bank Mutual Corp	822
2,022,900		Bank of Ayudhya PCL	1,923
84,669		Bank of Baroda	1,118
144,869,000		Bank of China Ltd	55,648
20,879,372	e	Bank of Communications Co Ltd	14,171
4,116,927		Bank of Cyprus Public Co Ltd	1,468

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,155,192	e	Bank of East Asia Ltd	$4,164
60,483		Bank of Hawaii Corp	2,779
144,720		Bank of India	904
37,816,800	*	Bank of Ireland	4,778
29,200		Bank of Iwate Ltd	1,182
895,183		Bank of Kaohsiung	254
23,933	e	Bank of Kentucky Financial Corp	638
521,125	e	Bank of Kyoto Ltd	3,948
27,704	e	Bank of Marin Bancorp	1,025
3,090	e	Bank of Montreal	171
994,459	e	Bank of Montreal (Toronto)	54,954
213,000		Bank of Nagoya Ltd	657
1,701,507	e	Bank of Nova Scotia	88,142
35,200		Bank of Okinawa Ltd	1,506
499,392	e	Bank of Queensland Ltd	3,417
271,541		Bank of Saga Ltd	675
107,585		Bank of the Ozarks, Inc	3,236
2,359,091		Bank of the Philippine Islands	4,195
92,600		Bank of the Ryukyus Ltd	1,154
1,242,763		Bank of Yokohama Ltd	5,876
183,235		Bank Pekao S.A.	8,358
15,697,000		Bank Rakyat Indonesia	10,751
95,506	e	BankFinancial Corp	719
139,908	*,e	Bankia SAU	164
742,636	e	Bankinter S.A.	2,562
20,987		BankUnited	495
81,014		Banner Corp	1,775
4,632		Banque Cantonale Vaudoise	2,455
13,532	e	Bar Harbor Bankshares	487
39,595,138		Barclays plc	101,175
1,989,574		BB&T Corp	61,378
303,714	*	BBCN Bancorp, Inc	3,307
613,004		Bendigo Bank Ltd	4,685
134,592	*,e	Beneficial Mutual Bancorp, Inc	1,161
10,811	*,e	Berkshire Bancorp, Inc	95
81,947	e	Berkshire Hills Bancorp, Inc	1,803
160,800		BIMB Holdings Bhd	157
2,612,579		BNP Paribas	100,727
10,829,037		BOC Hong Kong Holdings Ltd	33,337
31,101	*,e	BofI Holding, Inc	615
32,335		BOK Financial Corp	1,882
285,068		Boston Private Financial Holdings, Inc	2,546
14,516	*	BRE Bank S.A.	1,298
34,832	e	Bridge Bancorp, Inc	822
36,637	*,e	Bridge Capital Holdings	592
434,188	e	Brookline Bancorp, Inc	3,843
42,748	e	Bryn Mawr Bank Corp	901
235,087		BS Financial Group	2,628
29,823	*	BSB Bancorp, Inc	380
6,797,296		Bumiputra-Commerce Holdings BHD	16,289
9,631		C&F Financial Corp	387
30,715		Camden National Corp	1,125

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

836,392	e	Canadian Imperial Bank of Commerce/Canada	$58,862
132,676	e	Canadian Western Bank	3,443
125,430		Canara Bank	935
46,754	*,e	Cape Bancorp, Inc	388
30,431	*,e	Capital Bank Corp	69
72,921	e	Capital City Bank Group, Inc	537
601,640	e	CapitalSource, Inc	4,043
65,270		Capitec Bank Holdings Ltd	1,699
213,996		Capitol Federal Financial	2,542
113,607	e	Cardinal Financial Corp	1,395
14,093	*,e	Cascade Bancorp	84
303,818	e	Cathay General Bancorp	5,016
51,554	e	Center Bancorp, Inc	580
105,073	e	Centerstate Banks of Florida, Inc	751
150,000		Central Bank Of India	222
119,666	*,e	Central Pacific Financial Corp	1,690
17,869	e	Century Bancorp, Inc	531
5,617,890		Chang Hwa Commercial Bank	2,994
14,590	e	Charter Financial Corp	141
142,354	e	Chemical Financial Corp	3,061
982,189		Chiba Bank Ltd	5,900
48,800	*	Chiba Kogyo Bank Ltd	265
12,905,000		China Citic Bank	6,671
131,393,631		China Construction Bank	90,776
20,755,870		China Development Financial Holding Corp	4,952
11,251,622	e	China Merchants Bank Co Ltd	21,334
15,934,300	e	China Minsheng Banking Corp Ltd	14,269
16,596,422		Chinatrust Financial Holding Co	9,580
11,106,000	e	Chongqing Rural Commercial Bank	4,532
112,734		Chugoku Bank Ltd	1,469
630,005	*,e	CIT Group, Inc	22,453
59,050		Citizens & Northern Corp	1,125
164,162	*	Citizens Republic Bancorp, Inc	2,812
70,917	e	City Holding Co	2,389
59,987		City National Corp	2,914
44,129	e	Clifton Savings Bancorp, Inc	459
47,897	e	CNB Financial Corp	781
124,583	e	CoBiz, Inc	780
241,607		Columbia Banking System, Inc	4,547
83,088	e	Comdirect Bank AG.	751
431,760		Comerica, Inc	13,259
144,763		Commerce Bancshares, Inc	5,486
1,129,679		Commercial International Bank	4,906
1,139,262	*	Commerzbank AG.	1,935
2,035,229	e	Commonwealth Bank of Australia	111,459
179,984	e	Community Bank System, Inc	4,881
50,396	e	Community Trust Bancorp, Inc	1,688
11,400		Corp Bank	86
124,146,023		CorpBanca S.A.	1,567
654,000	*	Cosmos Bank Taiwan	178
134,226		Credicorp Ltd (NY)	16,898
32,543	e	Credit Agricole Nord de France	556

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

638,707	e	Credit Agricole S.A.	$2,818
205,890		Credito Emiliano S.p.A.	752
5,725	*	Crescent Financial Bancshares, Inc	26
484,531	e	Criteria Caixacorp S.A.	1,578
68,515		Cullen/Frost Bankers, Inc	3,939
339,046	e	CVB Financial Corp	3,950
534,600		Dah Sing Banking Group Ltd	487
321,600		Dah Sing Financial Holdings Ltd	1,007
733,879		Daishi Bank Ltd	2,207
131,949	*	Danske Bank AS	1,835
2,563,803		DBS Group Holdings Ltd	28,319
59,216		Dena Bank	106
722,608	*	Development Credit Bank Ltd	558
33,068		Dewan Housing Finance Corp Ltd	99
1,520,530	*,e	Dexia	250
176,280		DGB Financial Group Co Ltd	2,156
2,090,892		Dhanalakshmi Bank Ltd	2,043
149,587		Dime Community Bancshares	1,988
6,669,276		DNB NOR Holding ASA	66,316
474,505	*,e	Doral Financial Corp	712
4,948,355		E.Sun Financial Holding Co Ltd	2,562
75,291	*,e	Eagle Bancorp, Inc	1,186
1,306,950		East West Bancorp, Inc	30,661
868,487	*	EFG Eurobank Ergasias S.A.	826
246,000		Eighteenth Bank Ltd	648
31,187	*	Encore Bancshares, Inc	643
23,957	e	Enterprise Bancorp, Inc	393
84,242	e	Enterprise Financial Services Corp	923
286,739		Erste Bank der Oesterreichischen Sparkassen AG.	5,446
51,700	e	ESB Financial Corp	682
52,551	e	ESSA Bancorp, Inc	567
74,280	*	EverBank Financial Corp	807
2,514,136		Far Eastern International Bank	966
67,946	e	Farmers National Banc Corp	423
36,096	e	Federal Agricultural Mortgage Corp (Class C)	947
186,861		Federal Bank Ltd	1,515
9,316	*	FIBI Holdings Ltd	114
31,468	e	Fidelity Southern Corp	272
6,478,503		Fifth Third Bancorp	86,812
71,729		Financial Institutions, Inc	1,211
90,162	e	First Bancorp (NC)	802
284,512	*	First Bancorp (Puerto Rico)	1,127
37,558	e	First Bancorp, Inc	638
420,603	e	First Busey Corp	2,031
78,933	*,e	First California Financial Group, Inc	543
6,716		First Citizens Bancshares, Inc (Class A)	1,119
396,692	e	First Commonwealth Financial Corp	2,670
59,383	e	First Community Bancshares, Inc	857
83,937	e	First Connecticut Bancorp	1,133
45,707		First Defiance Financial Corp	782
9,104	*,e	First Federal Bancshares of Arkansas, Inc	74
346,814		First Financial Bancorp	5,542

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

132,066	e	First Financial Bankshares, Inc	$4,564
51,481		First Financial Corp	1,493
11,031,728		First Financial Holding Co Ltd	6,479
100,510	e	First Financial Holdings, Inc	1,077
60,466	*,e	First Financial Northwest, Inc	491
2,242,383		First Horizon National Corp	19,397
27,776		First International Bank Of Israel Ltd	274
86,961	e	First Interstate Bancsystem, Inc	1,238
101,679	e	First Merchants Corp	1,267
373,809		First Midwest Bancorp, Inc	4,104
441,634		First Niagara Financial Group, Inc	3,378
28,665	e	First of Long Island Corp	830
39,534	e	First Pactrust Bancorp, Inc	469
310,277	*	First Republic Bank	10,425
507,728		FirstMerit Corp	8,388
111,706	e	Flushing Financial Corp	1,522
529,553		FNB Corp	5,756
36,585	*,e	FNB United Corp	475
54,976		Fox Chase Bancorp, Inc	794
53,358	*	Franklin Financial Corp	878
755,350		Fukuoka Financial Group, Inc	2,950
263,383		Fulton Financial Corp	2,631
56,240	e	Genworth MI Canada, Inc	1,019
62,886	e	German American Bancorp, Inc	1,289
1,135,723	*	Get Bank S.A.	614
278,358	*	Getin Holding S.A.	146
276,518		Glacier Bancorp, Inc	4,283
56,835	e	Great Southern Bancorp, Inc	1,567
32,511	*,e	Greene County Bancshares, Inc	54
6,124		Gruh Finance Ltd	79
997,559		Grupo Aval Acciones y Valores	641
4,279,589	e	Grupo Financiero Banorte S.A. de C.V.	22,184
2,864,732	e	Grupo Financiero Inbursa S.A.	6,513
279,734	*,e	Guaranty Bancorp	590
410,203		Gunma Bank Ltd	1,941
455,150		Hachijuni Bank Ltd	2,366
443,610		Hana Financial Group, Inc	14,181
337,930		Hancock Holding Co	10,287
987,877	e	Hang Seng Bank Ltd	13,581
241,185	*,e	Hanmi Financial Corp	2,528
2,489,163		HDFC Bank Ltd	25,353
66,207	e	Heartland Financial USA, Inc	1,589
109,798	*	Heritage Commerce Corp	714
61,591	e	Heritage Financial Corp	902
31,662	e	Heritage Financial Group	407
73,585	*,e	Heritage Oaks Bancorp	410
188,000		Higashi-Nippon Bank Ltd	409
223,331		Higo Bank Ltd	1,187
4,737	*,e	Hingham Institution for Savings	286
47,300		Hiroshima Bank Ltd	171
384,000		Hokkoku Bank Ltd	1,512
440,000		Hokuetsu Bank Ltd	864

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

78,500		Hokuhoku Financial Group, Inc	$127
25,681	*,e	Home Bancorp, Inc	440
95,017	e	Home Bancshares, Inc	2,906
42,869		Home Capital Group, Inc	1,902
72,718		Home Federal Bancorp, Inc	763
50,304	e	Home Loan Servicing Solutions Ltd	674
18,789	*	HomeStreet, Inc	601
746,940		Hong Leong Bank BHD	2,933
187,612		Hong Leong Credit BHD	727
9,327	e	Horizon Bancorp	245
1,796,151		Housing Development Finance Corp	21,180
23,627,113		HSBC Holdings plc	208,198
6,717,551		Hua Nan Financial Holdings Co Ltd	3,735
680,917		Hudson City Bancorp, Inc	4,337
55,482		Hudson Valley Holding Corp	1,004
11,369,839	e	Huntington Bancshares, Inc	72,767
510,692		Hyakugo Bank Ltd	2,134
514,000		Hyakujushi Bank Ltd	2,038
110,879		IBERIABANK Corp	5,594
699,623		ICICI Bank Ltd	11,364
29,576	e	ICICI Bank Ltd (ADR)	959
96,131	e	Independent Bank Corp	2,808
44,800		Indian Overseas Bank	67
139,891,166	e	Industrial & Commercial Bank of China	78,421
208,900		Industrial Bank of Korea	2,354
994,879		ING Vysya Bank Ltd	6,562
199,176		International Bancshares Corp	3,888
4,357,735		Investimentos Itau S.A. - PR	18,442
163,920	*	Investors Bancorp, Inc	2,474
1,015,998	*	Israel Discount Bank Ltd	1,056
114,569	*,m	Itausa-Investimentos Itau S.A. (ADR)	479
64,236		Iyo Bank Ltd	513
13,022		Jammu & Kashmir Bank Ltd	233
90,464		Jeonbuk Bank	371
1,000,939		Joyo Bank Ltd	4,555
683,555		Juroku Bank Ltd	2,218
93,344	*	Jyske Bank	2,519
355,000		Kagoshima Bank Ltd	2,151
346,535		Kansai Urban Banking Corp	445
175,200		Kanto Tsukuba Bank Ltd	630
168,595		Karnataka Bank Ltd	286
12,505	*	Karur Vusya Bank Ltd	96
473,000		Kasikornbank PCL	2,439
261,300		Kasikornbank PCL - NVDR	1,347
1,943,700		Kasikornbank PCL (Foreign)	10,200
918,414		KB Financial Group, Inc	30,002
143,739		KBC Groep NV	3,040
76,556	e	Kearny Financial Corp	742
975,000		Keiyo Bank Ltd	4,523
2,093,773		Keycorp	16,206
34,279		K-Fed Bancorp	507
537,300		Kiatnakin Bank PCL	613

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,218,000	*	King’s Town Bank	$721
1,419,000		Kiyo Holdings, Inc	2,067
28,941		Komercni Banka AS	5,049
962,130		Korea Exchange Bank	6,894
3,767,900		Krung Thai Bank PCL	1,928
101,983	e	Lakeland Bancorp, Inc	1,073
88,707		Lakeland Financial Corp	2,380
5,687		Lakshmi Vilas Bank Ltd	8
69,286		Laurentian Bank of Canada	3,164
915,363		LIC Housing Finance Ltd	4,453
23,333	e	Liechtenstein Landesbank	836
61,557,836	*	Lloyds TSB Group plc	30,072
161,289	e	M&T Bank Corp	13,318
92,622		MainSource Financial Group, Inc	1,096
4,894,808		Malayan Banking BHD	13,463
1,928,900		Malaysia Building Society	1,395
2,881,144	*	Marfin Popular Bank Public Co Ltd	309
213,395		MB Financial, Inc	4,597
22,542,787		Mega Financial Holding Co Ltd	16,724
28,992	*,e	Mercantile Bank Corp	535
23,564	e	Merchants Bancshares, Inc	649
47,424	*	Meridian Interstate Bancorp, Inc	660
58,579	*,e	MetroCorp Bancshares, Inc	625
1,783,871		Metropolitan Bank & Trust	3,937
785,985	*,e	MGIC Investment Corp	2,264
19,460	e	Middleburg Financial Corp	331
30,637	e	Midsouth Bancorp, Inc	431
23,606	e	MidWestOne Financial Group, Inc	508
128,000		Mie Bank Ltd	286
393,000		Minato Bank Ltd	673
27,546,964		Mitsubishi UFJ Financial Group, Inc	131,974
6,399,097		Mitsui Trust Holdings, Inc	19,124
318,000		Miyazaki Bank Ltd	800
209,524		Mizrahi Tefahot Bank Ltd	1,635
31,690,743		Mizuho Financial Group, Inc	53,533
62,426		Musashino Bank Ltd	1,838
494,928		Nanto Bank Ltd	2,170
15,196	*,e	NASB Financial, Inc	302
2,827,385		National Australia Bank Ltd	68,868
390,873	e	National Bank of Canada	27,938
1,500,384	*	National Bank of Greece S.A.	2,633
38,484	e	National Bankshares, Inc	1,159
632,125		National Penn Bancshares, Inc	6,049
102,768		National Societe Generale Bank SAE	499
85,948	*	Nationstar Mortgage Holdings, Inc	1,850
614,868		Natixis	1,656
158,341	e	NBT Bancorp, Inc	3,419
524,476		Nedbank Group Ltd	11,186
568,338	e	New York Community Bancorp, Inc	7,121
188,829		Nishi-Nippon City Bank Ltd	458
125,452	*,f	NOMOS-BANK (GDR) (purchased 04/19/11, cost $1,820)	1,510

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

724,415		Nordea Bank AB	$6,243
64,077	e	Northfield Bancorp, Inc	910
23,797		Northrim BanCorp, Inc	511
365,004		Northwest Bancshares, Inc	4,274
48,759	e	OceanFirst Financial Corp	700
756,013	*	Ocwen Financial Corp	14,198
481,000		Ogaki Kyoritsu Bank Ltd	1,626
373,000		Oita Bank Ltd	1,218
358,008		Old National Bancorp	4,300
41,596	*,e	OmniAmerican Bancorp, Inc	891
159,128	e	Oriental Financial Group, Inc	1,763
288,999		Oritani Financial Corp	4,159
255,326		OTP Bank	4,060
1,611,551		Oversea-Chinese Banking Corp	11,269
18,619	*,e	Pacific Capital Bancorp	851
67,144		Pacific Continental Corp	596
39,572	*,e	Pacific Mercantile Bancorp	273
194,281	e	PacWest Bancorp	4,599
690,127		Paragon Group of Cos plc	1,809
11,100		Parana Banco S.A.	71
43,392	e	Park National Corp	3,027
126,846	*	Park Sterling Bank	597
30,519	e	Peapack Gladstone Financial Corp	473
17,954	e	Penns Woods Bancorp, Inc	715
75,021	*	Pennsylvania Commerce Bancorp, Inc	902
57,131	e	Peoples Bancorp, Inc	1,256
23,163	*,e	Peoples Federal Bancshares, Inc	387
482,276	e	People’s United Financial, Inc	5,599
429,240	*	Philippine National Bank	740
796,339		Piccolo Credito Valtellinese Scarl	1,179
128,677	*,e	Pinnacle Financial Partners, Inc	2,510
2,935,548	*	Piraeus Bank S.A.	961
1,538,905		PNC Financial Services Group, Inc	94,042
123,417	*,e	Popular, Inc	2,050
1,272,777		Powszechna Kasa Oszczednosci Bank Polski S.A.	13,263
43,527	*,e	Preferred Bank	581
248,099		PrivateBancorp, Inc	3,662
226,318		Prosperity Bancshares, Inc	9,512
30,331		Provident Financial Holdings, Inc	350
235,245	e	Provident Financial Services, Inc	3,611
150,190	e	Provident New York Bancorp	1,140
13,267,500		PT Bank Bukopin Tbk	900
14,827,500		PT Bank Central Asia Tbk	11,597
4,237,735		PT Bank Danamon Indonesia Tbk	2,722
14,716,000		PT Bank Jabar Banten Tbk	1,458
14,433,348		PT Bank Mandiri Persero Tbk	11,199
13,020,550		PT Bank Negara Indonesia	5,354
6,481,000		PT Bank Tabungan Negara Tbk	900
78,946		Public Bank BHD	343
1,693,211		Public Bank BHD (Foreign)	7,359
18,510		Punjab & Sind Bank	23
722,477	e	Radian Group, Inc	2,377

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

133,615	e	Raiffeisen International Bank Holding AG.	$4,375
11,794,868		Regions Financial Corp	79,615
114,956		Renasant Corp	1,806
64,716	e	Republic Bancorp, Inc (Class A)	1,440
2,023,140		Resona Holdings, Inc	8,334
807,480		RHB Capital BHD	1,891
673,800		Rizal Commercial Banking Corp	705
117,947		Rockville Financial, Inc	1,365
40,928	e	Roma Financial Corp	349
5,200	*,m	Roskilde Bank	0	^
135,601	e	Royal Bank of Canada	6,945
2,313,328	e	Royal Bank of Canada (Toronto)	118,518
8,843,526	*	Royal Bank of Scotland Group plc	29,956
161,067	e	S&T Bancorp, Inc	2,975
46,138	e	S.Y. Bancorp, Inc	1,105
86,727		Sandy Spring Bancorp, Inc	1,561
212,000		San-In Godo Bank Ltd	1,495
428,700		Sapporo Hokuyo Holdings, Inc	1,329
4,340,639		Sberbank of Russian Federation (ADR)	46,971
76,365	e	SCBT Financial Corp	2,692
302,925	*,e	Seacoast Banking Corp of Florida	457
567,616		Security Bank Corp	1,929
774,388		Sekerbank TAS	438
1,634,400	e	Senshu Ikeda Holdings, Inc	2,197
292,500		Seven Bank Ltd	751
487,000		Shiga Bank Ltd	2,666
806,962		Shinhan Financial Group Co Ltd	28,290
4,534,823		Shinsei Bank Ltd	5,517
1,286,559		Shizuoka Bank Ltd	13,238
39,112		SI Financial Group, Inc	450
2,198,300		Siam Commercial Bank PCL	10,287
62,471	e	Sierra Bancorp	618
146,615	*	Signature Bank	8,939
92,843	e	Simmons First National Corp (Class A)	2,159
7,997,820		SinoPac Financial Holdings Co Ltd	3,032
3,495,289		Skandinaviska Enskilda Banken AB (Class A)	22,700
1,023,901		Societe Generale	24,010
73,750	e	Southside Bancshares, Inc	1,658
117,574	*,e	Southwest Bancorp, Inc	1,106
220,447	e	Sparebanken Midt-Norge	1,190
3,945		St Galler Kantonalbank	1,392
1,821,601		Standard Bank Group Ltd	24,694
6,103,893		Standard Chartered plc	132,595
85,574	e	Standard Chartered plc (Hong Kong)	1,905
144,230	*	State Bank & Trust Co	2,187
10,927		State Bank of Bikaner & Jaip	76
78,347		State Bank of India Ltd	3,056
77,487	f	State Bank of India Ltd (GDR) (purchased 10/19/10, cost $6,297)	6,028
2,543		State Bank of Travancore	24
119,171		StellarOne Corp	1,487
165,920	e	Sterling Bancorp	1,656

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

101,013	*,e	Sterling Financial Corp	$1,908
42,007	*	Suffolk Bancorp	545
2,971,871		Sumitomo Mitsui Financial Group, Inc	98,175
156,544	*,e	Sun Bancorp, Inc	423
1,947,424		SunTrust Banks, Inc	47,186
466,678		Suruga Bank Ltd	4,780
798,195		Susquehanna Bancshares, Inc	8,221
70,651	*	SVB Financial Group	4,149
796,568		Svenska Handelsbanken (A Shares)	26,188
2,317,975		Swedbank AB (A Shares)	36,517
91,803		Sydbank AS	1,488
181,279		Syndicate Bank	350
1,970,397	e	Synovus Financial Corp	3,901
2,137,800	*	Ta Chong Bank Co Ltd	666
2,048,762	*	Taichung Commercial Bank	649
7,009,111		Taishin Financial Holdings Co Ltd	2,712
3,640,453	*	Taiwan Business Bank	1,059
5,719,273	*	Taiwan Cooperative Financial Holding	3,402
58,454	*,e	Taylor Capital Group, Inc	958
3,194,278		TCF Financial Corp	36,670
61,662		Territorial Bancorp, Inc	1,404
226,875	*	Texas Capital Bancshares, Inc	9,163
97,781	*	TFS Financial Corp	934
1,342,800		Thanachart Capital PCL	1,227
171,099	*	The Bancorp, Inc	1,617
1,032,100		Tisco Bank PCL	1,267
126,000		Tochigi Bank Ltd	398
452,000		Toho Bank Ltd	1,278
41,500		Tokyo Tomin Bank Ltd	417
219,100		Tomony Holdings, Inc	875
35,001	e	Tompkins Trustco, Inc	1,319
1,569,321	e	Toronto-Dominion Bank	122,820
491,000		Towa Bank Ltd	488
98,659	e	TowneBank	1,381
14,311	*	Tree.com, Inc	164
74,168	e	Trico Bancshares	1,142
532,886	e	Trustco Bank Corp NY	2,910
238,689		Trustmark Corp	5,843
5,158,387		Turkiye Garanti Bankasi AS	20,306
1,030,730		Turkiye Halk Bankasi AS	8,087
2,126,490		Turkiye Is Bankasi (Series C)	5,662
1,571,255		Turkiye Sinai Kalkinma Bankasi AS.	1,603
929,209		Turkiye Vakiflar Bankasi Tao	1,937
502,463		UCO Bank	722
170,806	e	UMB Financial Corp	8,750
553,878	e	Umpqua Holdings Corp	7,289
3,683,718	*,e	UniCredit S.p.A	13,967
31,330		Union Bank of Israel	91
541,000	*	Union Bank Of Taiwan	184
95,010		Union Bankshares Corp	1,373
209,577	e	United Bankshares, Inc	5,424
188,328	*,e	United Community Banks, Inc	1,614

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

67,915	e	United Financial Bancorp, Inc	$977
1,294,679	e	United Overseas Bank Ltd	19,225
66,849	e	Univest Corp of Pennsylvania	1,105
10,997,004		US Bancorp	353,664
365,742		UTI Bank Ltd	6,729
23,284		Valiant Holding	2,612
248,689	e	Valley National Bancorp	2,636
214,172	e	ViewPoint Financial Group	3,350
436,660		Vijaya Bank	459
105,849	*,e	Virginia Commerce Bancorp	892
2,183,540	f	VTB Bank OJSC (GDR) (purchased 10/19/10, cost $13,806)	7,756
50,785	*,e	Walker & Dunlop, Inc	653
66,180		Washington Banking Co	920
140,663		Washington Federal, Inc	2,376
56,861	e	Washington Trust Bancorp, Inc	1,386
18,764	*,e	Waterstone Financial, Inc	71
289,165		Webster Financial Corp	6,263
27,766,643		Wells Fargo & Co	928,517
89,672	e	WesBanco, Inc	1,906
74,830	e	West Bancorporation, Inc	712
83,347	*	West Coast Bancorp	1,638
105,089	e	Westamerica Bancorporation	4,959
355,396	*,e	Western Alliance Bancorp	3,326
138,169	e	Westfield Financial, Inc	1,009
4,441,042	e	Westpac Banking Corp	96,976
421,284	*,e	Wilshire Bancorp, Inc	2,309
173,898	e	Wing Hang Bank Ltd	1,691
177,329	e	Wintrust Financial Corp	6,295
680,670		Woori Finance Holdings Co Ltd	7,503
38,334		WSFS Financial Corp	1,549
29,600		Yachiyo Bank Ltd	578
235,000		Yamagata Bank Ltd	1,001
83,905		Yamaguchi Financial Group, Inc	740
314,000		Yamanashi Chuo Bank Ltd	1,231
1,508,462	*	Yapi ve Kredi Bankasi	3,103
238,906		Zions Bancorporation	4,640

		TOTAL BANKS	5,979,514

CAPITAL GOODS - 8.1%
1,392,643		3M Co	124,781
228,789		A.O. Smith Corp	11,185
458,781	*,e	A123 Systems, Inc	578
131,929		Aalberts Industries NV	2,054
70,749	e	Aaon, Inc	1,334
148,024	e	AAR Corp	1,995
670,972		ABB Ltd	10,956
180,711	e	Abengoa S.A.	2,395
40,001		ABG Shipyard Ltd	272
3,774,322		Aboitiz Equity Ventures Inc	4,404
547,000		AcBel Polytech, Inc	316
225,057	*,e	Accuride Corp	1,350

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

199,000		ACES Electronic Co Ltd	$278
108,986		Aceto Corp	984
102,629	e	ACS Actividades Cons y Servicios S.A.	2,198
142,970		Acter Co Ltd	597
301,592		Actuant Corp (Class A)	8,191
211,551	e	Acuity Brands, Inc	10,770
274,488		Adani Enterprises Ltd	1,103
45,276		Aditya Birla Nuvo Ltd	656
168,000		Advan Co Ltd	1,711
49,000		Advanced Ceramic X Corp	148
445,766	*	Aecom Technology Corp	7,333
174,287		Aecon Group, Inc	2,020
147,125	*,e	Aegion Corp	2,632
101,161	*,e	Aerovironment, Inc	2,662
20,168		AFG Arbonia-Forster Hldg	366
15,100	e	AG Growth International Inc	544
1,122,518	*,e	AGCO Corp	51,333
129,999		Aica Kogyo Co Ltd	1,956
40,500		Aichi Corp	182
162,500		Aida Engineering Ltd	1,022
120,037	*,e	Air Lease Corp	2,328
209,595	e	Aircastle Ltd	2,526
83,000	*	Airtac International Group	478
126,857	*	Akfen Holding AS.	656
33,732	e	Alamo Group, Inc	1,058
226,239		Alarko Holding AS	512
105,277	e	Albany International Corp (Class A)	1,970
184,519	e	Alesco Corp Ltd	370
277,191		Alfa Laval AB	4,750
888,174	e	Alfa S.A. de C.V. (Class A)	14,198
5,944,400		Alliance Global Group, Inc	1,641
156,087		Alliant Techsystems, Inc	7,893
28,092		Allied Electronics Corp Ltd	79
164,679		Allied Electronics Corp Ltd (Preference)	453
24,862		Alstom Projects India Ltd	176
266,157	e	Alstom RGPT	8,421
41,890		Alstom T&D India Ltd	147
100,465	e	Altra Holdings, Inc	1,585
1,498,025		Amada Co Ltd	8,864
129,400		Amano Corp	1,103
3,104		Amara Raja Batteries Ltd	17
74,959	*,e	Ameresco, Inc	894
47,295	*,e	American Railcar Industries, Inc	1,282
58,075	e	American Science & Engineering, Inc	3,278
158,081	*,e	American Superconductor Corp	743
47,734	e	American Woodmark Corp	816
774,605		Ametek, Inc	38,660
50,228		Ampco-Pittsburgh Corp	921
34,000	*	Amrep Corp	0	^
255,000		Amtek Engineering Ltd	126
12,963		Andritz AG.	667

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

3,360,000	*	Apac Resources Ltd	$125
119,799	*,e	API Technologies Corp	441
107,253		Apogee Enterprises, Inc	1,723
218,551		Applied Industrial Technologies, Inc	8,054
71,878	e	Arcadis NV	1,572
54,505	e	Argan, Inc	762
58,183		Armstrong World Industries, Inc	2,860
379,772	*,e	ArvinMeritor, Inc	1,982
73,200		Asahi Diamond Industrial Co Ltd	841
1,983,205	e	Asahi Glass Co Ltd	13,379
84,626		Aselsan Elektronik Sanayi Ve Ticaret AS	526
1,971,286		Ashok Leyland Ltd	884
1,308,543		Ashtead Group plc	5,341
1,189,506		Assa Abloy AB (Class B)	33,218
204,680		Astaldi S.p.A.	1,302
74,439	*,e	Astec Industries, Inc	2,284
43,418	*	Astronics Corp	1,226
321,016		Asunaro Aoki Construction Co Ltd	1,641
335,566		Atlas Copco AB (A Shares)	7,222
83,006		Atlas Copco AB (B Shares)	1,582
108,119	*	ATS Automation Tooling Systems, Inc	992
670,341		Ausdrill Ltd	2,376
110,245	e	Ausenco Ltd	408
1,253,451		Austal Ltd	2,089
57,652	e	Austin Engineering Ltd	256
546,591		Aveng Ltd	2,395
3,304,000	e	AviChina Industry & Technology Co	1,100
51,446		AZZ, Inc	3,152
33,087		B&B Tools AB	265
411,802	*	Babcock & Wilcox Co	10,089
6,653,399		BAE Systems plc	30,164
1,259,018		Balfour Beatty plc	5,887
172,121		Bando Chemical Industries Ltd	652
226,000		Baoye Group Co Ltd	107
298,442		Barloworld Ltd	2,959
224,304		Barnes Group, Inc	5,448
122,565		Basil Read Holdings Ltd	184
8,405	e	Bauer AG.	200
16,802	e	BayWa AG.	616
649,331	*	BE Aerospace, Inc	28,350
51,554	e	BE Group AB	145
57	*	Beacon Power Corp	0	^
169,681	*,e	Beacon Roofing Supply, Inc	4,279
945,900		Beijing Enterprises Holdings Ltd	5,707
59,448	e	Bekaert S.A.	1,473
249,765		Belden CDT, Inc	8,330
7,321		BEML Ltd	50
242,800		Benalec Holdings BHD	89
1,880,300		Berjaya Corp BHD	468
801,000		BES Engineering Corp	194
528,759		Besalco S.A.	940
1,284,734		Bharat Heavy Electricals	5,402

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

10,415		BHI Co Ltd	$230
546,484		Bidvest Group Ltd	12,203
91,838	e	Bird Construction Income Fund	1,285
181,220	*,e	Blount International, Inc	2,655
3,000		Blue Star Ltd	9
58,459	*,e	Bluelinx Holdings, Inc	137
587,825		Boart Longyear Group	1,752
12,265	*	Bobst Group AG.	337
599,033		Bodycote plc	3,131
5,290,494		Boeing Co	393,084
968,000		Boer Power Holdings Ltd	327
1,966,824	e	Bombardier, Inc	7,766
166,122		Boskalis Westminster	5,482
6,040		Bossard Holding AG.	787
205,455	e	Bouygues S.A.	5,513
220,739	e	Bradken Ltd	1,186
226,366		Brady Corp (Class A)	6,227
69,836	e	Brenntag AG.	7,729
246,065	e	Briggs & Stratton Corp	4,304
19,000		Bucher Industries AG.	3,035
16,806		Budimex S.A.	277
180,824	*,e	Builders FirstSource, Inc	857
112,000		Bunka Shutter Co Ltd	484
423,730		Bunzl plc	6,926
55,521		Burckhardt Compression Holding AG.	14,261
963,904		CAE, Inc	9,364
45,867	*,e	CAI International, Inc	912
1,045,441	*,e	Capstone Turbine Corp	1,056
36,289		Carbone Lorraine	909
206,987	e	Cardno Ltd	1,614
57,564	e	Cargotec Corp (B Shares)	1,323
596,171		Carillion plc	2,583
329,737		Carlisle Cos, Inc	17,483
34,080	e	Cascade Corp	1,603
3,064,173		Caterpillar, Inc	260,179
101,900		CB Industrial Product Holding BHD	82
887,000		Central Glass Co Ltd	3,447
9,491	e	CENTROTEC Sustainable AG.	156
95,917		Ceradyne, Inc	2,460
123,517	*	Cersanit Krasnystaw S.A.	94
97,000		Champion Building Materials Co Ltd	36
218,500		Changchai Co Ltd	95
5,122,299	e	Changsha Zoomlion Heavy Industry Science and Technology Development Co Ltd	6,588
120,459	*	Chart Industries, Inc	8,283
260,372		Chemring Group plc	1,121
348,000		Chen Hsong Holdings	104
212,000	*	Chengdu Putian Telecom Cable Co Ltd	19
1,284,954		Chicago Bridge & Iron Co NV	48,777
1,104,350		Chien Kuo Construction Co Ltd	505
819,000	e	China Automation Group Ltd	197
8,303,000	e	China Communications Construction Co Ltd	7,370

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

5,804,000	*	China Daye Non-Ferrous Metals Mining Ltd	$264
570,000		China Electric Manufacturing Corp	388
3,854,000	*	China Energine International Holdings Ltd	116
531,050	*	China Fangda Group Co Ltd	162
1,566,000	e	China High Speed Transmission Equipment Group Co Ltd	492
2,081,012		China International Marine Containers Co Ltd (Class B)	2,661
403,000	e	China National Materials Co Ltd	126
4,450,000	e	China Railway Construction Corp	3,731
8,102,000	e	China Railway Group Ltd	3,421
562,400		China Singyes Solar Technologies Holdings Ltd	212
9,971,500	e	China South Locomotive and Rolling Stock Corp	7,827
2,494,000	e	China State Construction International Holdings Ltd	2,367
145,000		China Steel Structure Co Ltd	151
182,380	*	China Textile Machinery	80
494,000		Chip Eng Seng Corp Ltd	157
297,928	e	Chiyoda Corp	3,650
14,600	*	Chiyoda Integre Co Ltd	167
5,840,000		Chongqing Machinery & Electric Co Ltd	795
2,463		Chosun Refractories Co Ltd	130
36,000		Chudenko Corp	365
94,989		Chugai Ro Co Ltd	293
1,374,000		Chung Hsin Electric & Machinery Manufacturing Corp	779
25,300		Churchill Corp	298
662,796		Cintra Concesiones de Infraestructuras de Transporte S.A.	7,475
548,239	e	CIR-Compagnie Industriali Riunite S.p.A.	541
65,709	e	CIRCOR International, Inc	2,240
2,825,814	e	Citic Pacific Ltd	4,313
10,157,000	*	Citic Resources Holdings Ltd	1,688
42,099		CJ Corp	2,957
103,100		CKD Corp	719
160,753		Clal Industries and Investments	474
243,203	e	Clarcor, Inc	11,713
346,736		Clough Ltd	265
310,191	*	CNH Global NV	12,054
708,466		Coastal Contracts BHD	423
4,321,233		Cobham plc	15,743
459,368		Cofide S.p.A.	216
34,935	e	Coleman Cable, Inc	304
71,625	*,e	Colfax Corp	1,975
110,297	*,e	Columbus McKinnon Corp	1,664
194,405	e	Comfort Systems USA, Inc	1,948
103,466	*,e	Commercial Vehicle Group, Inc	892
1,659,216		Compagnie de Saint-Gobain	61,307
7,985		Compagnie d’Entreprises CFE	425
179,100		COMSYS Holdings Corp	2,107
55,224		Concentric AB	412
4,752		Construcciones y Auxiliar de Ferrocarriles S.A.	2,209
1,081,000		Continental Engineering Corp	381
715,191		Cookson Group plc	6,618
481,133	e	Cooper Industries plc	32,804

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,019,131	e	Cosco Corp Singapore Ltd	$800
1,452,000	e	Cosco International Holdings Ltd	560
26,885		Cosel Co Ltd	377
91,657	e	Costain Group plc	307
14,203	*	CPI Aerostructures, Inc	156
35,858	e	Cramo Oyj (Series B)	449
80,941		Crane Co	2,945
820,541		Crompton Greaves Ltd	1,792
1,053,000		CSBC Corp Taiwan	827
678,922	e	CSR Ltd	980
684,000		CTCI Corp	1,281
129,604		Cubic Corp	6,231
996,920		Cummins, Inc	96,612
207,146		Curtiss-Wright Corp	6,432
661,000		DA CIN Construction Co Ltd	442
47,178		Daelim Industrial Co	3,771
126,215	*	Daewoo Engineering & Construction Co Ltd	976
47,138		Daewoo International Corp	1,370
134,731		Daewoo Shipbuilding & Marine Engineering Co Ltd	3,136
293,000		Daifuku Co Ltd	1,846
134,641		Daihen Corp	457
121,280		Daiichi Jitsugyo Co Ltd	608
587,722		Daikin Industries Ltd	16,552
69,000		Daiwa Industries Ltd	331
190,200		Dalian Refrigeration Co Ltd	108
2,490,529		Danaher Corp	129,707
42,911	e	Danieli & Co S.p.A.	895
108,870		Danieli & Co S.p.A. (RSP)	1,244
185,825		DCC plc	4,307
94,237	*	Deceuninck NV	103
133,322		Decmil Group Ltd	366
788,980		Deere & Co	63,805
9,303		Delek Group Ltd	1,385
53,600		Denyo Co Ltd	685
105,282	*	Deutz AG.	536
2,813,850		Dialog Group BHD	2,098
3,160,000	*	Dickson Group Holdings Ltd	36
130,942	*	DigitalGlobe, Inc	1,985
34,306		Discount Investment Corp	57
1,601,030		DMCI Holdings, Inc	2,175
738,308	*	Dogan Sirketler Grubu Holdings	328
4,470		Dohwa Consulting Engineers Co Ltd	38
321,576		Donaldson Co, Inc	10,731
8,330		Dong Yang Gang Chul Co Ltd	18
520,800	e	Dongfang Electric Co Ltd	1,068
26,169		Dongkuk Structures & Construction Co Ltd	87
28,486		Doosan Corp	3,257
24,330	*	Doosan Engine Co Ltd	229
63,843		Doosan Heavy Industries and Construction Co Ltd	3,243
137,810	*	Doosan Infracore Co Ltd	2,245
126,054	e	Douglas Dynamics, Inc	1,796
502,929		Dover Corp	26,962

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

47,588		Duerr AG.	$2,936
144,057	e	Duro Felguera S.A.	792
54,618	*,e	DXP Enterprises, Inc	2,266
139,264	*,e	Dycom Industries, Inc	2,592
71,194	e	Dynamic Materials Corp	1,234
297,000		Dynapack International Technology Corp	1,633
423,900		Dynasty Ceramic PCL	687
1,687		e Tec E&C Ltd	59
22,868	e	Eastern Co	369
1,070,145	e	Eaton Corp	42,410
531,828		Ebara Corp	2,059
15,696		Eczacibasi Yatirim Holding	59
56,447	*,e	Edgen Group, Inc	424
640,472	*	Edwards Group Ltd (ADR)	5,098
3,287		Eicher Motors Ltd	118
91,799		Eiffage S.A.	2,967
19,123		Elbit Systems Ltd	659
2,620		Electra Israel Ltd	197
18,143		Electrosteel Castings Ltd	6
323,669		EMCOR Group, Inc	9,004
1,764,731		Emeco Holdings Ltd	1,594
2,426,687		Emerson Electric Co	113,035
1,087,445		Empresa Brasileira de Aeronautica S.A.	7,233
603,479		Empresas COPEC S.A.	8,906
1,726,500	*,e	Empresas ICA Sociedad Controladora S.A. de C.V.	3,032
68,970	e	Encore Wire Corp	1,847
208,279	*,e	Energy Recovery, Inc	500
261,579	*	EnerSys	9,174
50,943		ENG Electric Co Ltd	90
2,835,754		Engineers India Ltd	11,341
1,051,925		Enka Insaat ve Sanayi AS	2,827
20,028	*,e	Enphase Energy, Inc	125
79,840	*,e	EnPro Industries, Inc	2,984
96,000		Enric Energy Equipment Holdings Ltd	52
148,300	e	ESCO Technologies, Inc	5,404
169,862		Escorts Ltd	210
125,952	*	Esterline Technologies Corp	7,853
95,300		Eucatex S.A. Industria e Comercio	339
1,308,771	e	European Aeronautic Defence and Space Co	46,449
1,336,000		EVA Precision Industrial Holdings Ltd	110
228,830		Exelis, Inc	2,256
48,131		Fabryka Kotlow Rafako S.A.	106
7,419		Faiveley S.A.	395
205,803	*	Fanuc Ltd	33,830
7,044,226		Far Eastern Textile Co Ltd	7,491
814,137	e	Fastenal Co	32,818
255,593	*,e	Federal Signal Corp	1,493
612,659		Fenner plc	3,474
1,605,189		Ferreyros S.A.	1,373
2,205,796		FIAT Industrial S.p.A.	21,712

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

370,411	e	Finmeccanica S.p.A.	$1,498
201,278		Finning International, Inc	4,682
1,180,000	e	First Tractor Co	956
178,237	*	Flow International Corp	561
275,242	e	Flowserve Corp	31,584
79,460	e	FLSmidth & Co AS	4,347
838,766		Fluor Corp	41,385
74,737	e	Fomento de Construcciones y Contratas S.A.	956
141,665	e	Forge Group Ltd	641
102,179		Forjas Taurus S.A. (Preference)	117
923,287	*,e	Fortune Brands Home & Security, Inc	20,562
523,000		Fortune Electric Co Ltd	245
290,100		Foshan Electrical and Lighting Co Ltd	226
155,918		Franklin Electric Co, Inc	7,972
1,227,099		Fraser and Neave Ltd	6,833
96,125	e	Freightcar America, Inc	2,208
41,635		Frigoglass S.A.	223
401,942		FSP Technology, Inc	384
183,200	*,e	Fudo Tetra Corp	308
525,266	*,e	FuelCell Energy, Inc	530
1,122,302	*	Fuji Electric Holdings Co Ltd	2,738
74,696		Fuji Machine Manufacturing Co Ltd	1,323
459,978		Fujikura Ltd	1,377
111,000		Fujitec Co Ltd	708
143,894	*	Furmanite Corp	699
413,000	*	Furukawa Co Ltd	371
854,762	*	Furukawa Electric Co Ltd	2,022
40,019	*	Futaba Corp/Chiba	625
306,000		G Shank Enterprise Co Ltd	155
668,000	*,e	Gallant Venture Ltd	152
146,051	e	Galliford Try plc	1,448
272,100	e	Gamesa Corp Tecnologica S.A.	487
3,109,300		Gamuda BHD	3,453
122,611		Gardner Denver, Inc	6,487
111,735		GATX Corp	4,302
49,918		GEA Group AG.	1,330
72,532		Geberit AG.	14,309
517,085	*,e	GenCorp, Inc	3,366
138,402	*,e	Generac Holdings, Inc	3,330
124,516	*	General Cable Corp	3,230
831,999		General Dynamics Corp	54,879
40,902,270		General Electric Co	852,403
70,944	*	GeoEye, Inc	1,098
9,356		Georg Fischer AG.	3,231
7,479		Gesco AG.	568
178,961	*,e	Gibraltar Industries, Inc	1,858
292,221		Giken Seisakusho Co, Inc	1,601
178,753	e	Gildemeister AG.	2,821
69,938	e	Global Power Equipment Group, Inc	1,527
430,000		Globe Union Industrial Corp	286
82,056		Glory Ltd	1,712
1,674,323	*	GMR Infrastructure Ltd	760

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

388,000		Good Friend International Holdings, Inc	$170
442,038		Goodrich Corp	56,095
54,847	e	Gorman-Rupp Co	1,634
165,882		Graco, Inc	7,644
303,745	*	GrafTech International Ltd	2,931
319,651	e	Grafton Group plc	1,133
41,590	e	Graham Corp	774
303,765		Grana y Montero S.A.	940
155,018		Granite Construction, Inc	4,048
9,950		Graphite India Ltd	16
215,659		Great Lakes Dredge & Dock Corp	1,536
22,415		Greaves Cotton Ltd	28
84,286	*,e	Greenbrier Cos, Inc	1,482
263,936	e	Griffon Corp	2,265
58,821	*	Grontmij (ADR)	190
149,813	e	Group Five Ltd	417
746,037		Grupo Carso S.A. de C.V. (Series A1)	2,422
46,711		GS Engineering & Construction Corp	3,158
10,060		GS Global Corp	111
125,065	e	GS Yuasa Corp	572
98,800	e	Guangzhou Shipyard International Co Ltd	70
312,604	e	GWA International Ltd	676
147,310	*,e	H&E Equipment Services, Inc	2,214
1,193,000	e	Haitian International Holdings Ltd	1,189
55,224	e	Haldex AB	248
6,670		Halla Engineering & Construction Corp	59
3,357		Hamon & CIE S.A.	67
791,688		Hangzhou Steam Turbine Co	815
39,530	*	Hanjin Heavy Industries & Construction Co Ltd	494
47,280		Hanjin Heavy Industries & Construction Holdings Co Ltd	300
497,395		Hanwa Co Ltd	1,895
734,700		HAP Seng Consolidated BHD	419
2,078,000		Harbin Power Equipment	1,691
42,578	e	Hardinge, Inc	387
10,800	e	Harmonic Drive Systems, Inc	244
107,975		Harsco Corp	2,201
204,968		Havells India Ltd	2,156
12,945	e	Haw Par Corp Ltd	62
193,914	e	Heico Corp	7,664
259,276	*,e	Heidelberger Druckmaschinen	362
167,708		Hellenic Technodomiki Tev S.A.	233
4,403,800		Hemaraj Land and Development PCL	422
2,804,000		Henderson Investment Ltd	204
12,064	*	Hexa Tradex Ltd	8
382,176	*	Hexcel Corp	9,856
26,000		Hibiya Engineering Ltd	296
364,665	e	Hills Industries Ltd	397
1,195,866		Hindustan Construction Co	442
501,577	*	Hino Motors Ltd	3,630
27,000		Hisaka Works Ltd	260
233,000	*	Hitachi Cable Ltd	517
247,734	e	Hitachi Construction Machinery Co Ltd	4,679

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

68,300		Hitachi Koki Co Ltd	$574
1,046,899		Hitachi Zosen Corp	1,283
241,560		Hiwin Technologies Corp	2,481
4,838,000		HKC Holdings Ltd	179
1,201		HNK Machine Tool Co Ltd	17
5,881		Hochtief AG.	285
446,735		Hock Seng Lee BHD	224
11,552		Homag Group AG.	179
7,590,623		Honeywell International, Inc	423,860
159,000	e	Hong Leong Asia Ltd	205
636,387		Hopewell Holdings	1,822
46,400		Hoshizaki Electric Co Ltd	1,174
79,000		Hosokawa Micron Corp	416
75,641	e	Houston Wire & Cable Co	827
911,000		HUA ENG Wire & Cable	244
189,400		Huangshi Dongbei Electrical Appliance Co Ltd	123
92,738		Hubbell, Inc (Class B)	7,228
22,118		Huber & Suhner AG.	909
107,409	*	Huntington Ingalls	4,322
24,717	*	Hurco Cos, Inc	506
2,673,961		Hutchison Whampoa Ltd	23,194
17,644		Hy-Lok Corp	324
26,020		Hyundai Corp	492
149,766		Hyundai Development Co	3,204
95,044		Hyundai Engineering & Construction Co Ltd	5,465
86,542		Hyundai Heavy Industries	19,747
14,400		Hyundai Mipo Dockyard	1,506
5,839	*	Hyunjin Materials Co Ltd	39
61,300		Idec Corp	561
116,628		IDEX Corp	4,546
669,019	*	Ihlas Holding	431
196,461	*	II-VI, Inc	3,275
1,661,007		IJM Corp BHD	2,643
31,410		Iljin Electric Co Ltd	121
2,088,189		Illinois Tool Works, Inc	110,444
66,180		IMARKETKOREA,Inc	1,227
153,666		IMI plc	2,007
28,039		Implenia AG.	881
389,975	e	Impregilo S.p.A.	1,669
28,640	*	IMS-Intl Metal Service	301
103,332	e	Imtech NV	2,467
38,010		Inaba Denki Sangyo Co Ltd	1,095
119,837		Inabata & Co Ltd	754
1,410,212	*,m	Indiabulls Infrastructure and Power Ltd	196
44,983	e	Indus Holding AG.	1,235
338,131		Industrea Ltd	449
6,809		Industria Macchine Automatiche S.p.A.	115
39,000		Industrias Romi S.A.	116
25,770		Indutrade AB	706
996		Ingersoll-Rand India Ltd	9
2,364,941		Ingersoll-Rand plc	99,753
68,995	e	Insteel Industries, Inc	769

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,925,000	*	Interchina Holdings Co	$181
143,148	*	Interline Brands, Inc	3,589
89,272	e	Interpump Group S.p.A.	679
307,190		Interserve plc	1,505
12,963,563		Invensys plc	45,181
175,500		Iochpe-Maxion S.A.	2,045
271,886		IRB Infrastructure Developers Ltd	624
529,000	e	Iseki & Co Ltd	1,357
296,000		I-Sheng Electric Wire & Cable Co Ltd	443
7,572,941		Ishikawajima-Harima Heavy Industries Co Ltd	16,198
1,650,000		Italian-Thai Development PCL	162
2,953,177		Itochu Corp	31,040
226,718		ITT Corp	3,990
687,880		IVRCL Infrastructures & Projects Ltd	657
496,000		Iwatani International Corp	1,936
506,578	*	Jacobs Engineering Group, Inc	19,179
198,102		Jain Irrigation Systems Ltd	297
9,905	*	Jain Irrigation Systems Ltd (DVR)	7
1,251,669		Jaiprakash Associates Ltd	1,669
106,604		Japan Pulp & Paper Co Ltd	373
405,443		Japan Steel Works Ltd	2,239
1,322,000	*	Jaya Holdings Ltd	629
79,000	*	Jenn Feng New Energy Co Ltd	31
151,000	*	JFE Shoji Trade Corp	670
944,700		JG Summit Holdings (Series B)	786
281,294		JGC Corp	8,155
3,955,000	e	Jiangsu Rongsheng Heavy Industry Group Co Ltd	929
460,000		Jingwei Textile Machinery	246
6,772		Jinsung T.E.C.	66
107,459		John Bean Technologies Corp	1,458
1,993,000	e	Johnson Electric Holdings Ltd	1,221
885,728		Joy Global, Inc	50,247
769,591		JS Group Corp	16,242
846,477		JTEKT Corp	8,764
179,000	e	Juki Corp	301
44,263	e	Jungheinrich AG.	1,290
9,921	*	JVM Co Ltd	345
6,649		Kaba Holding AG.	2,526
88,848	*	Kadant, Inc	2,083
193,434		Kajima Corp	568
8,178		Kalpataru Power Transmission Ltd	12
98,432	e	Kaman Corp	3,045
125,000	*	Kamei Corp	1,303
27,000	*	Kanamoto Co Ltd	305
314,000		Kandenko Co Ltd	1,481
554,000	*,e	Kanematsu Corp	624
23,600		Katakura Industries Co Ltd	212
100,000	e	Kato Works Co Ltd	513
271,000		Kaulin Manufacturing Co Ltd	201
1,540,640		Kawasaki Heavy Industries Ltd	4,225
121,222	e	Kaydon Corp	2,593
1,260,034		KBR, Inc	31,135

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

14,336		KCC Corp	$3,514
8,053		KCC Engineering & Construction Co Ltd	184
66,866	e	KCI Konecranes Oyj	1,758
10,039		KEC International Ltd	10
25,000	e	Keihan Electric Railway Co Ltd	120
89,524		Keller Group plc	506
10,657		Kendrion NV	227
185,050		Kenmec Mechanical Engineering Co Ltd	67
200,440	e	Kennametal, Inc	6,645
250,107		Kentz Corp Ltd	1,485
1,589,700	*	Kepler Weber S.A.	182
3,510,707		Keppel Corp Ltd	28,761
67,355	*,e	KEYW Holding Corp	676
46,099	*	KHD Humboldt Wedag International AG.	287
47,073		Kier Group plc	928
122,937		Kinden Corp	805
192,000		King Slide Works Co Ltd	1,093
171,151		Kingspan Group plc	1,386
49,000		Kinik Co	69
50,000		Kinki Sharyo Co Ltd	180
125,000		Kitz Corp	535
132,944	e	Kloeckner & Co AG.	1,363
1,372,265		KOC Holding AS	5,254
19,790		Kolon Engineering & Construction Co Ltd	80
1,721,963		Komatsu Ltd	41,106
4,536		Komax Holding AG.	344
80,690		Komori Corp	564
45,213		Kone Oyj (Class B)	2,731
307,328	e	Koninklijke BAM Groep NV	864
1,964,398		Koninklijke Philips Electronics NV	38,710
14,708	*	Koor Industries Ltd	125
72,525	*	Kopex S.A.	393
112,930		Korea Aerospace Industries Ltd	2,924
19,580		Korea Electric Terminal Co Ltd	377
140,120	*,e	Kratos Defense & Security Solutions, Inc	818
17,605	e	Krones AG.	889
112,000	*	KS Energy Services Ltd	76
235		KSB AG.	125
436,707		Kubota Corp	4,036
33,668	*	KUKA AG.	758
5,000		Kumho Electric Co Ltd	81
84,761	*	Kumho Industrial Co Ltd	457
51,010		Kurita Water Industries Ltd	1,180
85,270		Kuroda Electric Co Ltd	974
98,200	*	Kyokuto Kaihatsu Kogyo Co Ltd	907
67,000		Kyosan Electric Manufacturing Co Ltd	286
111,600		Kyowa Exeo Corp	1,137
54,000		Kyudenko Corp	333
363,402		L-3 Communications Holdings, Inc	26,895
1,074		Lakshmi Machine Works Ltd	31
2,259,104	*	Lanco Infratech Ltd	613
453,533		Larsen & Toubro Ltd	11,455

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,154	e	Lawson Products, Inc	$11
93,965	*	Layne Christensen Co	1,944
55,772		LB Foster Co (Class A)	1,596
81,833	e	Legrand S.A.	2,777
150,945	e	Leighton Holdings Ltd	2,542
266,755		Lennox International, Inc	12,439
380,000	e	Leoch International Technology Ltd	68
159,467		LG Corp	7,746
13,364		LG Hausys Ltd	773
67,620		LG International Corp	2,109
543,851		Lincoln Electric Holdings, Inc	23,815
80,310		Lindab International AB	496
47,672	e	Lindsay Manufacturing Co	3,094
6,718		LISI	398
36,239	*	LMI Aerospace, Inc	630
561,989		Lockheed Martin Corp	48,938
159,000		Longwell Co	164
3,040,000	e	Lonking Holdings Ltd	735
1,719,936	*,e	Lonrho plc	180
23,516		LS Cable Ltd	1,777
19,425		LS Industrial Systems Co Ltd	1,110
78,142		LSI Industries, Inc	556
134,000	*	Luoyang Glass Co Ltd	27
61,039	*,e	Lydall, Inc	825
11,460		Mabuchi Motor Co Ltd	457
174,021	e	MACA Ltd	404
2,228,010		Macmahon Holdings Ltd	1,327
345,000		Maeda Corp	1,596
184,000		Maeda Road Construction Co Ltd	2,307
156,247		Maire Tecnimont S.p.A.	130
128,748	e	Makino Milling Machine Co Ltd	786
170,611	*	Makita Corp	5,985
489,749		Malaysia Marine and Heavy Engineering Sdn BHD	823
2,224,300		Malaysian Resources Corp BHD	1,240
97,080		MAN AG.	9,929
15,414		Manitou BF S.A.	269
204,209	e	Manitowoc Co, Inc	2,389
617,200		Marcopolo S.A.	2,781
4,293,636		Marubeni Corp	28,608
3,277,860		Masco Corp	45,464
212,928	*,e	Mastec, Inc	3,202
44,000		Max Co Ltd	520
99,965	*	MAX India Ltd	345
656,304		Meggitt plc	3,971
236,000		Meidensha Corp	891
21,000	*,e	Meiwa Corp	172
571,207		Melrose plc	3,334
5,009,000	e	Metallurgical Corp of China Ltd	1,078
68,352		Metka S.A.	590
54,877	e	Met-Pro Corp	505
483,017		Metso Oyj	16,654
125,999	*,e	Meyer Burger Technology AG.	1,955

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

45,414	*	Michael Baker Corp	$1,185
70,003		Micron Machinery Co Ltd	1,848
69,272	*	Middleby Corp	6,900
74,111	e	Miller Industries, Inc	1,181
350,500		Mills Estruturas e Servicos de	4,816
1,352,000	e	Minebea Co Ltd	5,388
138,900		Miraito Holdings Corp	991
448,350		Mirle Automation Corp	322
102,400	e	MISUMI Group, Inc	2,413
2,641,799		Mitsubishi Corp	53,402
1,551,190		Mitsubishi Electric Corp	12,978
3,726,932		Mitsubishi Heavy Industries Ltd	15,151
109,700		Mitsuboshi Belting Co Ltd	522
3,400,097		Mitsui & Co Ltd	50,525
2,411,000		Mitsui Engineering & Shipbuilding Co Ltd	3,475
707,000	e	Mitsui Matsushima Co Ltd	1,154
31,600		Miura Co Ltd	841
3,019,274		MMC Corp BHD	2,492
1,581,014	e	Monadelphous Group Ltd	35,738
15,900	*	MonotaRO Co Ltd	354
177,709	*,e	Moog, Inc (Class A)	7,348
869,925		Morgan Crucible Co plc	3,805
70,334		Morgan Sindall plc	654
130,000	e	Mori Seiki Co Ltd	1,132
175,770		Mota Engil SGPS S.A.	229
182,819	*,e	MRC Global, Inc	3,890
124,082		MSC Industrial Direct Co (Class A)	8,134
82,640		MTU Aero Engines Holding AG.	6,082
726,166		Mudajaya Group BHD	629
3,356		Muehlbauer Holding AG. & Co KGaA	93
186,165		Mueller Industries, Inc	7,929
708,929	e	Mueller Water Products, Inc (Class A)	2,453
591,400		Muhibbah Engineering M BHD	192
902,504	*,e	Murray & Roberts Holdings Ltd	2,740
75,214	*,e	MYR Group, Inc	1,283
46,910		Nabtesco Corp	1,046
31,395		Nacco Industries, Inc (Class A)	3,650
217,332		Nachi-Fujikoshi Corp	925
96,910		Nagarjuna Construction Co	80
152,000		Nagase & Co Ltd	1,892
86,500		Namura Shipbuilding Co Ltd	285
17,191	e	National Presto Industries, Inc	1,199
3,396		Nava Bharat Ventures Ltd	11
284,093	*,e	Navistar International Corp	8,060
8,259		NCC AB	148
141,881		NCC AB (B Shares)	2,553
139,485	*	NCI Building Systems, Inc	1,511
23,200		NEC Capital Solutions Ltd	290
24,700	e	NEC Networks & System Integration Corp	391
454,351		Neo-Neon Holdings Ltd	62
30,704	e	Nexans S.A.	1,191
219,050		NGK Insulators Ltd	2,426

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

115,926	e	Nibe Industrier AB (Series B)	$1,586
242,179		Nichias Corp	1,248
8,000		Nichiden Corp	221
73,500		Nichiha Corp	816
37,670		Nidec Corp	2,864
92,000		Nippo Corp	1,019
155,000		Nippon Carbon Co Ltd	381
83,000		Nippon Densetsu Kogyo Co Ltd	829
128,000		Nippon Koei Co Ltd	455
188,000		Nippon Road Co Ltd	767
93,730	e	Nippon Sharyo Ltd	326
1,210,000	e	Nippon Sheet Glass Co Ltd	1,333
64,800		Nippon Signal Co Ltd	422
65,000		Nippon Steel Trading Co Ltd	183
223,889	e	Nippon Thompson Co Ltd	1,068
648,000		Nishimatsu Construction Co Ltd	1,242
18,000		Nishio Rent All Co Ltd	219
192,000		Nisshinbo Industries, Inc	1,467
63,000		Nissin Electric Co Ltd	422
24,300		Nitta Corp	378
246,000	*,e	Nitto Boseki Co Ltd	771
36,300		Nitto Kogyo Corp	614
13,973		Nitto Kohki Co Ltd	286
24,460		NK Co Ltd	83
31,000	e	NKT Holding AS	1,007
59,178	*	NN, Inc	604
1,063,227		Noble Group Ltd	950
51,800	*,e	Nordex AG.	195
314,867		Nordson Corp	16,150
249,919		Noritake Co Ltd	655
37,200		Noritz Corp	709
25,326		NORMA Group	556
34,745	*,e	Nortek, Inc	1,739
339,582		Northrop Grumman Corp	21,662
41,277	*	Northwest Pipe Co	1,001
256,335		NRW Holdings Ltd	803
877,482		NSK Ltd	5,686
3,203,075		NTN Corp	10,083
2,139,028		NWS Holdings Ltd	3,128
27,738		Obara Corp	343
341,809		Obayashi Corp	1,501
102,391		Obrascon Huarte Lain S.A.	2,118
648,358		OC Oerlikon Corp AG.	5,388
4,295		OHB AG.	70
132,300		Oiles Corp	2,715
281,641	e	Okuma Holdings, Inc	1,912
221,000		Okumura Corp	798
6,089	*,e	Omega Flex, Inc	73
13,600		Onoken Co Ltd	109
136,202		Orascom Construction Industries	5,685
221,242	*,e	Orbital Sciences Corp	2,858
91,000		Organo Corp	581

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

121,674	*,e	Orion Marine Group, Inc	$847
137,821		Orkla ASA	1,000
82,184		Ormat Industries	417
112,600		OSG Corp	1,620
119,065	*	Oshkosh Truck Corp	2,494
1,374,000	e	Otto Marine Ltd	99
124,827	e	Outotec Oyj	5,703
3,044,591	*	Owens Corning, Inc	86,893
805,501		Paccar, Inc	31,568
463,600	*	Pacific Century Premium Developments Ltd	84
20,679	e	Palfinger AG.	473
377,547		Pall Corp	20,693
5,631,000		Pan-United Corp Ltd	2,572
1,373,465		Parker Hannifin Corp	105,592
9,428	*,e	Patrick Industries, Inc	120
221,257	e	Peab AB (Series B)	1,104
235,136	e	Pentair, Inc	9,001
340,500	e	Penta-Ocean Construction Co Ltd	943
126,038	e	Perini Corp	1,597
22,505		Pfeiffer Vacuum Technology AG.	2,297
49,388	*	Pgt, Inc	150
107,000		Phihong Technology Co Ltd	114
64,815	*,e	Pike Electric Corp	500
15,495	*	Pinguely-Haulotte	107
603,843	*	Pipavav Shipyard Ltd	915
41,976		Pkc Group Oyj	647
4,743		Plasson	111
90,597	*,e	PMFG, Inc	708
1,580,804		Polimex Mostostal S.A.	358
896,800		Polyplex PCL	426
345,502	*,e	Polypore International, Inc	13,955
13,910		Ponsse Oy	120
31,577	*	Powell Industries, Inc	1,180
16,050		Powercom Co Ltd	8
215,931		Praj Industries Ltd	229
1,140,324		Precision Castparts Corp	187,572
11,288		Preformed Line Products Co	654
220,923		Primoris Services Corp	2,651
3,440,000		Prosperity International Holdings HK Ltd	150
18,473	*,e	Proto Labs, Inc	531
73,892		Prysmian S.p.A.	1,102
6,215,000		PT AKR Corporindo Tbk	2,323
564,500		PT Hexindo Adiperkasa Tbk	549
7,888,000		PT Pembangunan Perumahan Tbk	517
4,778,500		PT Surya Semesta Internusa Tbk	505
6,340,264		PT United Tractors Tbk	14,588
7,843,500		PT Wijaya Karya	886
751,670		Punj Lloyd Ltd	663
1,593,731		QinetiQ plc	3,934
140,739	e	Quanex Building Products Corp	2,516
506,581	*	Quanta Services, Inc	12,193
3,656		R Stahl AG.	124

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

165,619	e	Ramirent Oyj	$1,357
361,200		Randon Participacoes S.A.	1,619
4,546	e	Rational AG.	1,084
310,464		Raubex Group Ltd	508
66,402		Raven Industries, Inc	4,621
1,061,301		Raytheon Co	60,059
80,876	*	RBC Bearings, Inc	3,825
46,350		Rechi Precision Co Ltd	39
152,631		Regal-Beloit Corp	9,503
222,071	e	Reunert Ltd	1,850
574,480		Rexel S.A.	9,813
118,747	*,e	Rexnord Corp	2,380
339,577		Rheinmetall AG.	16,693
281,537		Rich Development Co Ltd	133
3,762		Rieter Holding AG.	559
202,413		Robbins & Myers, Inc	8,465
231,825		Rockwell Automation, Inc	15,314
341,001		Rockwell Collins, Inc	16,828
10,181		Rockwool International AS (B Shares)	937
2,914,468		Rolls-Royce Group plc	39,281
1,598,523		Roper Industries, Inc	157,582
4,235		Rosenbauer International AG.	218
331,000		Rotary Engineering Ltd	136
124,363		Rotork plc	3,846
129,394	*,e	Rush Enterprises, Inc (Class A)	2,116
161,233	e	Russel Metals, Inc	3,977
298,000		Ryobi Ltd	954
18,470		S&T Holdings Co Ltd	167
161,588		Saab AB (Class B)	2,747
521,578		Safran S.A.	19,370
32,013		Saft Groupe S.A.	768
533,199		Salfacorp S.A.	1,104
206,601		Samsung Corp	11,932
57,528		Samsung Engineering Co Ltd	9,128
308,046		Samsung Heavy Industries Co Ltd	10,201
44,366		Samsung Techwin Co Ltd	3,022
328,000		San Shing Fastech Corp	482
1,439,930		Sandvik AB	18,467
70,000		Sanki Engineering Co Ltd	383
331,000		Sankyo-Tateyama Holdings, Inc	535
627,000		Sanwa Shutter Corp	2,719
1,687,000	e	Sany Heavy Equipment International	911
97,000		Sanyo Denki Co Ltd	623
165,000	e	Sasebo Heavy Industries Co Ltd	189
86,940		Sauer-Danfoss, Inc	3,037
168,192		Scania AB (B Shares)	2,882
11,084		Schindler Holding AG.	1,239
7,164		Schindler Holding AG. (Reg)	808
41,890	*	Schneider Electric Infrastructure Ltd	56
637,609		Schneider Electric S.A.	35,441
31,839		Schouw & Co	645
1,046		Schweiter Technologies AG.	525

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,665	*	Seaboard Corp	$3,551
39,540	e	SeaCube Container Leasing Ltd	675
243,969		Sedgman Ltd	350
80,000		Seika Corp	228
134,000		Sekisui Jushi Corp	1,394
2,707,248		SembCorp Industries Ltd	11,081
1,938,273	e	SembCorp Marine Ltd	7,399
13,224		Semperit AG. Holding	483
944,403		Senior plc	2,782
69,881	*	Sensata Technologies Holding BV	1,871
8,477		Seoul Marine Co Ltd	38
159,684		Severfield-Rowen plc	387
47,673	e	SGL Carbon AG.	1,866
385,308	*	SGSB Group Co Ltd	172
144,200	*	Shanghai Automation Instrumentation Co Ltd	81
754,880		Shanghai Diesel Engine Co Ltd	462
4,406,000	e	Shanghai Electric Group Co Ltd	1,805
746,600	*	Shanghai Erfangji Co Ltd	276
605,800	*	Shanghai Highly Group Co Ltd	326
1,609,400		Shanghai Industrial Holdings Ltd	4,274
218,200	*	Shanghai Lingyun Industries Development Co Ltd	104
131,800	*	Shanghai Material Trading Co Ltd	71
426,020		Shanghai Mechanical and Electrical Industry Co Ltd	459
1,414,000		Shanghai Prime Machinery Co Ltd	193
438,400		Shanghai Waigaoqiao Free Trade Zone Development Co Ltd	298
165,502	*	Shaw Group, Inc	4,520
342,823		ShenMao Technology, Inc	431
645,000		Shihlin Electric & Engineering Corp	761
256,179		Shikun & Binui Ltd	362
32,800		Shima Seiki Manufacturing Ltd	515
149,933	e	Shimizu Corp	520
184,000		Shin Zu Shing Co Ltd	508
124,000	e	Shinko Electric Co Ltd	254
541,590		Shinmaywa Industries Ltd	2,685
115,000		Shinsho Corp	265
25,500	e	SHO-BOND Holdings Co Ltd	740
560,800		Siam Future Development PCL	142
667,354		Siemens AG.	56,076
54,647		Siemens India Ltd	722
6,307	e	SIFCO Industries, Inc	145
817,853		SIG plc	1,244
71,950		Silitech Technology Corp	159
6,477,671		Sime Darby BHD	20,269
153,863		Simpson Manufacturing Co, Inc	4,540
4,986,000		Singamas Container Holdings Ltd	1,087
1,933,916	e	Singapore Technologies Engineering Ltd	4,768
1,965,100		Sino Thai Engineering & Construction PCL	891
421,507		Sintex Industries Ltd	468
61,800		Sintokogio Ltd	620
42,288		SK Corp	4,968
163,510		SK Networks Co Ltd	1,250

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

76,924		Skanska AB (B Shares)	$1,179
1,830,994	e	SKF AB (B Shares)	36,093
6,197		SKF India Ltd	68
387,041		SM Investments Corp	6,735
30,677		SMC Corp	5,319
4,722,918		Smiths Group plc	75,006
282,656		Snap-On, Inc	17,595
282,796		SNC-Lavalin Group, Inc	10,594
438,016		SOCAM Development Ltd	425
154,000		Sodick Co Ltd	827
5,862,686	e	Sojitz Holdings Corp	9,700
8,617		Solar Holdings AS (B Shares)	467
1,107,389	e	Sonae SPGS S.A.	578
753,938		Speedy Hire plc	286
108,440		Spirax-Sarco Engineering plc	3,380
587,704	*	Spirit Aerosystems Holdings, Inc (Class A)	14,005
581,722		SPX Corp	37,998
25,990	*	Ssangyong Engineering & Construction Co Ltd	117
58,776	e	Standex International Corp	2,502
707,668		Stanley Works	45,546
76,723		Stefanutti Stocks Holdings Ltd	100
102,033	*	Sterling Construction Co, Inc	1,043
53,234	e	Strabag SE	1,224
117,849		STX Corp Co Ltd	1,021
99,430		STX Engine Co Ltd	918
6,290		STX Enpaco Co Ltd	24
2,356,000	e	STX OSV Holdings Ltd	2,814
107,450		STX Shipbuilding Co Ltd	998
7,106		Sulzer AG.	842
264,000		Sumikin Bussan Corp	666
2,517,568		Sumitomo Corp	35,225
1,410,153		Sumitomo Electric Industries Ltd	17,572
647,628		Sumitomo Heavy Industries Ltd	2,916
43,000		Sumitomo Precision Products Co Ltd	236
77,813		Sun Hydraulics Corp	1,890
28,990	*	Sung Jin Geotec Co Ltd	264
13,371		Sung Kwang Bend Co Ltd	228
373,000		Sunonwealth Electric Machine Industry Co Ltd	265
148,000		Sunspring Metal Corp	151
145,668	e	Superior Plus Corp	868
922,421	*	Suzlon Energy Ltd	311
675,000	e	SWCC Showa Holdings Co Ltd	612
490,857		Swisslog Holding AG.	468
26,512		Sypris Solutions, Inc	185
1,350,370		Ta Ya Electric Wire & Cable	330
143,000		Tadano Ltd	1,063
10,658	*	Taewoong Co Ltd	195
92,400		Taeyoung Engineering & Construction	371
88,130	*	Taihan Electric Wire Co Ltd	233
116,000		Taihei Dengyo Kaisha Ltd	792
69,000		Taihei Kogyo Co Ltd	332
61,200		Taikisha Ltd	1,277

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

885,166		Taisei Corp	$2,373
1,129,468		Taiwan Glass Industrial Corp	958
101,000	e	Takaoka Electric Manufacturing Co Ltd	225
145,929		Takara Standard Co Ltd	1,128
146,600		Takasago Thermal Engineering Co Ltd	1,141
90,000	e	Takuma Co Ltd	431
107,116	e	TAL International Group, Inc	3,587
212,487	*,e	Taser International, Inc	1,113
2,171,315		Tat Hong Holdings Ltd	1,703
51,000	e	Tatsuta Electric Wire and Cable Co Ltd	326
2,615,833		Teco Electric and Machinery Co Ltd	1,704
319,116	*	Teledyne Technologies, Inc	19,674
115,352	e	Tennant Co	4,608
256,235	*	Terex Corp	4,569
44,203	e	Textainer Group Holdings Ltd	1,631
3,821,992		Textron, Inc	95,053
185,932	e	Thales S.A.	6,143
22,707		Thermax Ltd	196
54,576	*,e	Thermon Group Holdings	1,130
272,393		THK Co Ltd	5,150
1,360,000	*	Tianjin Development Hldgs	695
929,420		Timken Co	42,558
158,567	e	Titan International, Inc	3,890
62,278	*,e	Titan Machinery, Inc	1,891
22,703	*	TK Corp	483
381,000		Toa Corp/Tokyo	707
17,900		Tocalo Co Ltd	281
360,000		Toda Corp	1,122
70,000		Toenec Corp	370
148,300		Tokai Corp	720
57,000		Tokyo Energy & Systems, Inc	269
96,060		Tokyu Construction Co Ltd	204
52,920		Tong-Tai Machine & Tool Co Ltd	46
193,625		Topco Technologies Corp	463
23,000		Torishima Pump Manufacturing Co Ltd	231
94,701		Toro Co	6,941
100,342		Toromont Industries Ltd	2,163
461,964		Toshiba Machine Co Ltd	2,407
111,000		Toshiba Plant Systems & Services Corp	1,318
55,202		Totetsu Kogyo Co Ltd	634
106,297		Toto Ltd	793
380,000	e	Toyo Construction Co Ltd	360
51,000	e	Toyo Electric Manufacturing Co Ltd	179
498,957		Toyo Engineering Corp	2,170
13,800	e	Toyo Tanso Co Ltd	434
539,601		Toyota Tsusho Corp	10,315
777,000		Tradewinds Corp BHD	180
9,926	*	Trakcja-Tiltra S.A.	3
189,362		Trakya Cam Sanayi AS	255
194,798	*	TransDigm Group, Inc	26,161
371,779	e	Travis Perkins plc	5,661
489,965		Trelleborg AB (B Shares)	4,521

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

39,981	e	Trevi Finanziaria S.p.A.	$222
56,407	*,e	Trex Co, Inc	1,697
191,358	*,e	Trimas Corp	3,846
396,149		Trinity Industries, Inc	9,896
70,830		Triumph Group, Inc	3,986
22,831		Triveni Turbine Ltd	18
42,362		Trusco Nakayama Corp	863
185,000		Tsubakimoto Chain Co	1,073
70,000	e	Tsugami Corp	494
32,000		Tsukishima Kikai Co Ltd	280
692,000	e	Tuan Sing Holdings Ltd	155
32,945	e	Twin Disc, Inc	609
5,394,388		Tyco International Ltd	285,093
176,401		Ultra Electronics Holdings	4,397
11,700		Union Tool Co	177
256,000	e	United Engineers Ltd	445
547,434	e	United Group Ltd	7,010
620,000		United Integrated Services Co Ltd	590
151,164	*,e	United Rentals, Inc	5,146
2,505,006		United Technologies Corp	189,203
84,452		Universal Forest Products, Inc	3,292
75,257	e	Uponor Oyj	676
590,287	e	URS Corp	20,589
343,560	*,e	USG Corp	6,545
2,073,585		Ushio, Inc	25,701
9,104,000	*	UURG Corp Ltd	100
16,180	e	Vacon plc	692
183,115	e	Vallourec	7,482
120,833		Valmont Industries, Inc	14,617
265,242	*,e	Vestas Wind Systems AS	1,471
83,117	e	Vicor Corp	577
878,687		Vinci S.A.	41,066
3,080,000	*	Vitar International Holdings Ltd	192
95,808	e	Volex plc	375
136,975		Voltas Ltd	259
1,822,395		Volvo AB (B Shares)	20,836
91,793	*,e	Von Roll Holding AG.	188
7,555		Vossloh AG.	636
169,677		W.W. Grainger, Inc	32,449
240,894	*	Wabash National Corp	1,595
54,486		Wacker Construction Equipment AG.	722
280,300		Wafangdian Bearing Co Ltd	200
47,338	e	Wajax Income Fund	2,240
3,820,150		Walsin Lihwa Corp	1,068
1,448		Walter Meier AG.	332
33,420	e	Wartsila Oyj (B Shares)	1,095
110,717		Watsco, Inc	8,171
132,252		Watts Water Technologies, Inc (Class A)	4,409
13,000		Ways Technical Corp Ltd	33
1,238,000		WCT Berhad	942
248,880		Wei Mon Industry Co Ltd	128
681,000	e	Weichai Power Co Ltd	2,720

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
63,699	e	Weir Group plc	$1,531
198,520		Well Shin Technology Co Ltd	279
87,974		Wendel	6,514
195,200	*,e	WESCO International, Inc	11,234
190,272		Westinghouse Air Brake Technologies Corp	14,843
63,705	*,e	Westport Innovations, Inc	2,340
4,972,332	e	Wienerberger AG.	46,825
12,926	*	Willis Lease Finance Corp	159
177,828		Wilson Bayly Holmes-Ovcon Ltd	2,816
3,903,312		Wolseley plc	145,487
269,245		Woodward Governor Co	10,619
26,127		Wooree ETI Co Ltd	106
30,493		XP Power Ltd	552
447,034		Xylem, Inc	11,252
36,000		Yahagi Construction Co Ltd	155
71,400		Yamazen Corp	555
8,313,370	e	Yangzijiang Shipbuilding	6,667
89,689		Yazicilar Holding AS	600
160,240	e	YIT Oyj	2,722
66,000		Yokogawa Bridge Holdings Corp	449
25,935		Young Poong Precision Corp	226
1,828,000		Yuanda China Holdings Ltd	203
530,000		Yuasa Trading Co Ltd	958
548,000		Yungtay Engineering Co Ltd	923
53,000		Yurtec Corp	204
12,100		Yushin Precision Equipment Co Ltd	229
69,209	e	Zardoya Otis S.A.	769
12,160		Zehnder Group AG.	727
602,000	e	Zhuzhou CSR Times Electric Co Ltd	1,654
64,527		Zodiac S.A.	6,564
120,603		Zumtobel AG.	1,251

		TOTAL CAPITAL GOODS	8,300,283

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
62,008		Aangpanneforeningen AB (B Shares)	1,201
221,667		ABM Industries, Inc	4,336
249,499	*	Acacia Research (Acacia Technologies)	9,291
543,347	*,e	ACCO Brands Corp	5,618
63,973		Acorn Energy, Inc	532
29,793		Adcorp Holdings Ltd	99
1,415,018	e	Adecco S.A.	62,926
118,233		Administaff, Inc	3,198
179,784	*	Advisory Board Co	8,916
64,300		Aeon Delight Co Ltd	1,476
838,626	e	Aggreko plc	27,273
14,124	e	Akka Technologies S.A.	391
121,425		American Banknote S.A.	1,814
131,681		American Ecology Corp	2,336
164,008	*,e	American Reprographics Co	825
16,650,000	*	Asia Energy Logistics Group Ltd	256
60,338	*	Asset Acceptance Capital Corp	410

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
27,388	e	Assystem	$450
37,823	e	Asta Funding, Inc	354
39,557	*,e	AT Cross Co	390
248,816		Atkins WS plc	2,688
133,403		Avery Dennison Corp	3,647
666,819		Babcock International Group	8,931
44,989	e	Barrett Business Services, Inc	951
16,665	e	Bertrandt AG.	1,248
169,350	e	BFI Canada Ltd	3,209
99,515		Bilfinger Berger AG.	8,111
60,400		Black Diamond Group Ltd	1,353
296,699		Blue Label Telecoms Ltd	218
1,465,975		Brambles Ltd	9,298
224,408		Brink’s Co	5,202
17,111		Brunel International	678
44,356	e	Bureau Veritas S.A.	3,946
15,824		BWT AG.	255
355,035		Cabcharge Australia Ltd	1,830
145,219	e	Campbell Brothers Ltd	8,141
401,802		Cape plc	1,659
595,543		Capita Group plc	6,120
101,561	*,e	Casella Waste Systems, Inc (Class A)	594
133,728	*,e	CBIZ, Inc	794
49,105		CDI Corp	805
31,487		Ceco Environmental Corp	249
201,923	*,e	Cenveo, Inc	390
11,302		Cewe Color Holding AG.	414
3,121,000	e	China Everbright International Ltd	1,481
284,760		Cintas Corp	10,995
122,915	*	Clean Harbors, Inc	6,935
138,000		Cleanaway Co Ltd	938
2,271	e	Compx International, Inc	29
54,152	*	Consolidated Graphics, Inc	1,573
119,800		Contax Participacoes S.A.	1,318
494,488	*,e	Coolbrands International, Inc	1,251
445,809	*	Copart, Inc	10,561
186,898		Corporate Executive Board Co	7,640
273,127		Corrections Corp of America	8,044
43,056	e	Courier Corp	570
266,947		Covanta Holding Corp	4,578
40,666	*	CRA International, Inc	597
658,102		Dai Nippon Printing Co Ltd	5,156
46,000	e	Daiseki Co Ltd	800
352,537		Davis Service Group plc	2,764
135,370		De La Rue plc	2,152
191,837		Deluxe Corp	4,784
114,315	e	Derichebourg	277
115,331	*	Dolan Media Co	776
583,782	*	Downer EDI Ltd	1,888
127,832		Dun & Bradstreet Corp	9,098
55,698		Duskin Co Ltd	1,060

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,775,000	*	Eastern Media International Corp	$292
3,673,267	e	Edenred	104,135
83,264	*,e	Encore Capital Group, Inc	2,466
598,515	*,e	EnergySolutions, Inc	1,011
106,487	*,e	EnerNOC, Inc	771
96,610	e	Ennis, Inc	1,486
474,257		Equifax, Inc	22,100
1,157,507		Experian Group Ltd	16,330
76,866	*	Exponent, Inc	4,061
1,158,000	*,m	Fook Woo Group Holdings Ltd	101
58,331	*	Franklin Covey Co	597
174,532	*,e	FTI Consulting, Inc	5,018
15,463,000	*	Fung Choi Media Group Ltd	1,367
77,366		G & K Services, Inc (Class A)	2,413
33,485		Gategroup Holding AG.	949
36,400		Genivar Income Fund	799
260,187	*	Geo Group, Inc	5,911
9,568		GL Events	180
60,191	*,e	GP Strategies Corp	1,112
1,185,178		Group 4 Securicor plc	5,180
60,817	e	Gunnebo AB	252
1,857,256		Hays plc	2,145
251,669		Healthcare Services Group	4,877
127,027	e	Heidrick & Struggles International, Inc	2,223
25,857	*,e	Heritage-Crystal Clean, Inc	423
213,659	e	Herman Miller, Inc	3,957
110,804	*	Hill International, Inc	355
165,743		HNI Corp	4,268
537,212	e	Homeserve plc	1,313
126,989	*	Hudson Highland Group, Inc	530
94,479	*	Huron Consulting Group, Inc	2,990
82,154	*	ICF International, Inc	1,959
547,716	*,e	ICO Global Communications Holdings Ltd	614
145,152	*	IHS, Inc (Class A)	15,637
117,609	*,e	Innerworkings, Inc	1,591
221,497		Interface, Inc	3,019
35,760	e	Intersections, Inc	567
185,154		Intertek Group plc	7,757
210,618		Intrum Justitia AB	3,068
106,080	*	Ipek Matbacilik Sanayi Ve Ticaret AS	227
429,678		Iron Mountain, Inc	14,162
504,656		ITE Group plc	1,528
68,280	*	KAR Auction Services, Inc	1,174
99,712	e	Kelly Services, Inc (Class A)	1,287
24,370		KEPCO Plant Service & Engineering Co Ltd	1,028
120,186	*,e	Kforce, Inc	1,618
614,800		K-Green Trust	484
135,836	e	Kimball International, Inc (Class B)	1,046
222,031		Knoll, Inc	2,980
203,200		Kokuyo Co Ltd	1,515
234,421	*	Korn/Ferry International	3,364
158,000		Kyodo Printing Co Ltd	402

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
519,000		L&K Engineering Co Ltd	$563
107,434		Loomis AB	1,325
196,475		Manpower, Inc	7,201
31,662		Matsuda Sangyo Co Ltd	470
89,980		McGrath RentCorp	2,384
99,609		McMillan Shakespeare Ltd	1,211
180,533		Mears Group plc	747
41,900		Meitec Corp	888
141,129	*,e	Metalico, Inc	310
391,101		Michael Page International plc	2,292
115,941		Mine Safety Appliances Co	4,665
1,133,604		Mineral Resources Ltd	10,516
57,453	*,e	Mistras Group, Inc	1,510
848,603		Mitie Group	3,461
36,472		Mitsubishi Pencil Co Ltd	632
6,900	e	Mitsubishi Research Institute, Inc	156
155,973	*,e	Mobile Mini, Inc	2,246
94,760	e	Morneau Sobeco Income Fund	1,070
129,483		Moshi Moshi Hotline, Inc	1,334
50,372		Multi-Color Corp	1,120
143,900		Multiplus S.A.	3,379
192,246	*,e	Navigant Consulting, Inc	2,430
89,313		Newalta, Inc	1,148
562,397	*,e	Nielsen Holdings NV	14,746
11,000		Nihon M&A Center, Inc	335
6,200		Nippon Kanzai Co Ltd	113
40,460	e	Nissha Printing Co Ltd	455
29,302	e	NL Industries, Inc	365
260,563	*,e	Odyssey Marine Exploration, Inc	975
147,000		Okamura Corp	1,107
158,412	*	On Assignment, Inc	2,528
46,068		Oyo Corp	515
189,700		Park24 Co Ltd	2,802
224		Pasona Group, Inc	156
27,200		PayPoint plc	300
224		Pilot Corp	415
456,643	e	Pitney Bowes, Inc	6,836
112,218	*,e	Portfolio Recovery Associates, Inc	10,241
53,475	e	Poyry Oyj	282
131,251		Proffice AB	435
231,619	e	Programmed Maintenance Services Ltd	577
87,300		PRONEXUS, Inc	547
52,323	e	Prosegur Cia de Seguridad S.A.	2,682
120,540	e	Quad	1,733
438,397	e	R.R. Donnelley & Sons Co	5,160
97,272		Randstad Holdings NV	2,868
1,631,672		Regus plc	2,306
2,528,130		Rentokil Initial plc	2,914
888,386		Republic Services, Inc	23,507
178,979		Resources Connection, Inc	2,201
97,015	e	Ritchie Bros Auctioneers, Inc	2,079
407,112		Robert Half International, Inc	11,631

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
309,221		Rollins, Inc	$6,917
361,006		RPS Group plc	1,181
129,471	*	RPX Corp	1,858
65,138		S1 Corp (Korea)	3,280
294,117	e	SAI Global Ltd (New)	1,443
54,452		Sato Corp	807
46,500	e	Schawk, Inc (Class A)	591
4,550		Seche Environnement S.A.	118
204,778		Secom Co Ltd	9,391
254,432		Securitas AB (B Shares)	1,978
665,600	e	Seek Ltd	4,361
439,178		Serco Group plc	3,688
6,882		SGS S.A.	12,904
647,682		Shanks Group plc	775
17,800	*	Shenzhen Dongjiang Environmental Co Ltd	76
417,384		Skilled Group Ltd	1,020
73,126		Societe BIC S.A.	7,554
208,000		Sohgo Security Services Co Ltd	2,823
169,844		Sporton International, Inc	411
538,624		Spotless Group Ltd	1,411
79,471	*,e	Standard Parking Corp	1,710
83,704	e	Stantec, Inc	2,384
353,352	e	Steelcase, Inc (Class A)	3,191
305,948	*	Stericycle, Inc	28,046
134,838		Sthree plc	563
307,615	*,e	SYKES Enterprises, Inc	4,910
207,000		Taiwan Secom Co Ltd	451
498,000		Taiwan-Sogo Shinkong Security Corp	502
72,157	*,e	Team, Inc	2,250
69,969		Teleperformance	1,547
33,400	e	Temp Holdings Co Ltd	405
293,503	*	Tetra Tech, Inc	7,655
486,000		Tianjin Capital Environmental Protection Group Co Ltd	117
46,003	*,e	TMS International Corp	459
10,300		Tokyu Community Corp	343
255,527		Tomra Systems ASA	2,173
165,000		Toppan Forms Co Ltd	1,408
1,442,944	e	Toppan Printing Co Ltd	9,639
281,005		Towers Watson & Co	16,832
134,430	e	Transcontinental, Inc	1,227
629,877		Transfield Services Ltd	1,180
1,408,477	*	Transpacific Industries Group Ltd	1,059
71,826	*,e	TRC Cos, Inc	437
258,784	*	TrueBlue, Inc	4,006
156,000		Uchida Yoko Co Ltd	521
53,718	e	Unifirst Corp	3,425
172,110		United Stationers, Inc	4,638
83,406		USG People NV	600
5,046	*,m	Veripos, Inc	2
1,006,643	*	Verisk Analytics, Inc	49,587
78,118	e	Viad Corp	1,562

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
22,210	e	VSE Corp	$528
23,737	*	WageWorks, Inc	358
439,804		Waste Connections, Inc	13,159
1,157,536	e	Waste Management, Inc	38,662
7,100	e	Weathernews, Inc	228
680,000		WHK Group Ltd	586
107,420		WSP Group plc	729
644,816		Yem Chio Co Ltd	600

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	974,862

CONSUMER DURABLES & APPAREL - 1.7%
1,492,000	e	361 Degrees International Ltd	337
18,768		Accell Group	353
190,719		Adidas-Salomon AG.	13,670
86,000		Advanced International Multitech Co Ltd	107
17,402		Agabang&Company	217
42,342		Aksa Akrilik Kimya Sanayii	99
2,299,795		Alok Industries Ltd	733
151,900		Alpine Electronics, Inc	1,816
592,940		Altek Corp	381
197,280		Amer Sports Oyj (A Shares)	2,250
154,750	e	American Greetings Corp (Class A)	2,262
3,207,000	e	Anta Sports Products Ltd	1,955
543,767		Arcelik AS	2,752
72,391	*,e	Arctic Cat, Inc	2,647
68,600		Arezzo Industria e Comercio S.A.	1,021
54,600		Arnest One Corp	693
52,500	e	Aruze Corp	1,096
844,950	*	Arvind Ltd	1,127
310,181	*	Ascena Retail Group, Inc	5,776
135,000	*	Asia Optical Co, Inc	147
32,651		Asics Corp	414
424,000		Atsugi Co Ltd	521
138,095		Avgol Industries 1953 Ltd	94
45,150		AVY Precision Technology, Inc	74
60,198	*	Bang & Olufsen AS (B Shares)	648
1,336,099	*	Barratt Developments plc	2,922
9,040		Basic House Co Ltd	87
41,634	e	Bassett Furniture Industries, Inc	429
72,290		Bata India Ltd	1,129
655,960	*,e	Beazer Homes USA, Inc	2,132
2,722,000	*	Beijing Properties Holdings Ltd	141
195,097		Bellway plc	2,558
44,433	e	Beneteau S.A.	430
190,126	*	Berkeley Group Holdings plc	4,206
505,842	e,m	Billabong International Ltd	564
512,000		Billion Industrial Holdings Ltd	272
25,660		Bjoern Borg AB	121
57,613	e	Blyth, Inc	1,991
57,989		Bombay Dyeing & Manufacturing Co Ltd	561
45,692		Bombay Rayon Fashions Ltd	196
4,618,000		Bosideng International Holdings Ltd	1,199

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
314,846		Bovis Homes Group plc	$2,328
398,262		Brookfield Incorporacoes S.A.	656
393,124		Brunswick Corp	8,735
1,296,380		Burberry Group plc	26,992
74,780		BWG Homes ASA	139
260,243	e	Callaway Golf Co	1,538
77,800		Camargo Correa Desenvolvimento Imobiliario S.A.	209
181,721	*	Carter’s, Inc	9,559
389,331	*,e	Casio Computer Co Ltd	2,553
26,329	*	Cavco Industries, Inc	1,350
45,573		Cherokee, Inc	635
2,296,000	e	Chigo Holding Ltd	59
3,557,400	e	China Dongxiang Group Co	324
8,029		China Great Star International Ltd	9
3,848,000	e	China Haidian Holdings Ltd	415
836,000	e	China Lilang Ltd	577
26,100		Chofu Seisakusho Co Ltd	595
128,880		Christian Dior S.A.	17,724
22,600		Cia Providencia Industria e Comercio S.A.	71
323,000	*,e	Clarion Co Ltd	750
77,906	*,e	Clarus Corp	736
48,100		Cleanup Corp	329
1,516,469		Coach, Inc	88,683
44,067	e	Columbia Sportswear Co	2,363
779,566		Compagnie Financiere Richemont S.A.	42,806
1,134,700	e	Consorcio ARA, S.A. de C.V.	378
9,548,000	*	Coolpoint Energy Ltd	98
26,900		Corona Corp	355
1,422,000	*,e	Corp GEO S.A. de C.V. (Series B)	1,608
332,000		Costin New Materials Group	142
475,086	*	CROCS, Inc	7,673
51,784		CSS Industries, Inc	1,064
33,066		Culp, Inc	339
902,181		Cyrela Brazil Realty S.A.	6,648
30,200		Daidoh Ltd	213
57,683	*,e	Deckers Outdoor Corp	2,539
156,250	*	Delclima	80
186,863		De’Longhi S.p.A.	1,799
23,138	*,e	Delta Apparel, Inc	316
267,200	*,e	Desarrolladora Homex S.A. de C.V.	685
54,590		Descente Ltd	326
41,333		Dorel Industries, Inc (Class B)	1,096
2,681,395		DR Horton, Inc	49,284
50,378		Duni AB	412
166,760		Eclat Textile Co Ltd	390
915,440	e	Electrolux AB (Series B)	18,218
248,000		Embry Holdings Ltd	117
90,915	e	Ethan Allen Interiors, Inc	1,812
529,200		Even Construtora e Incorporadora S.A.	1,802
434,000	e	Evergreen International Holdin	97
207,000		Ez Tec Empreendimentos e Participacoes S.A.	2,125
2,713,980	*	Fabricato S.A.	141

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
201,000		Feng TAY Enterprise Co Ltd	$195
138		Fields Corp	240
488,108	*,e	Fifth & Pacific Cos, Inc	5,237
11,884		Fila Korea Ltd	812
1,178,824	*	Fisher & Paykel Appliances Holdings Ltd	517
55,300		Fiyta Holdings Ltd	53
16,573		Flexsteel Industries, Inc	328
2,637		Forbo Holding AG.	1,509
800,220		Formosa Taffeta Co Ltd	723
110,000		Forus S.A.	439
88,591	*	Fossil, Inc	6,781
21,291		Foster Electric Co Ltd	348
175,000		France Bed Holdings Co Ltd	367
80,000		Fujitsu General Ltd	604
50,500		Funai Electric Co Ltd	763
580,000		Gafisa S.A.	759
562,074	*,e	Garmin Ltd	21,522
50,408		Genius Electronic Optical Co Ltd	404
113,353	e	Geox S.p.A.	251
57,286		Gerry Weber International AG.	2,369
529,149		Giant Manufacturing Co Ltd	2,451
65,412	*,e	G-III Apparel Group Ltd	1,550
102,115	e	Gildan Activewear, Inc	2,813
319,552		Gitanjali Gems Ltd	1,727
964,637		Glorious Sun Enterprises Ltd	299
32,000	*,e	Goldwin, Inc	200
470,000		Goodbaby International Holding	138
184,900		Grendene S.A.	967
94,528	e	GUD Holdings Ltd	837
1,656,000		Gunze Ltd	4,539
1,316,000	*,e	Haier Electronics Group Co Ltd	1,589
13,500		Hajime Construction Co Ltd	392
26,640		Handsome Co Ltd	600
349,139	*,e	Hanesbrands, Inc	9,682
60,559		Hansae Co Ltd	552
30,580		Hanssem Co Ltd	495
280,958		Harman International Industries, Inc	11,126
185,068	e	Hasbro, Inc	6,268
1,873,500	*	Haseko Corp	1,375
12,720		Hefei Meiling Co Ltd	6
50,600		Heiwa Corp	948
278,500		Helbor Empreendimentos S.A.	1,187
181,962	*,e	Helen of Troy Ltd	6,167
743,000	*	Hisense Kelon Electrical Holdings Co Ltd	136
35,148	*,e	Hooker Furniture Corp	414
412,958	*,e	Hovnanian Enterprises, Inc (Class A)	1,198
17,362	e	Hugo Boss AG.	1,720
325,966		Husqvarna AB (B Shares)	1,537
48,150	*	Huvis Corp	412
11,066		IC Companys AS	184
300,777	*,e	Iconix Brand Group, Inc	5,255
47,239		Indesit Co S.p.A.	198

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
274,300	*	Inpar S.A.	$205
910,000	e	International Taifeng Holdings Ltd	223
124,494	*,e	iRobot Corp	2,758
187,413	e	Jakks Pacific, Inc	3,000
61,000		Japan Vilene Co Ltd	261
99,000		Japan Wool Textile Co Ltd	701
3,766,627	a	Jarden Corp	158,274
203,699	*	Jinshan Development & Construction Co Ltd	95
134,094	e	JM AB	2,370
77,900		Johnson Health Tech Co Ltd	188
28,358	*	Johnson Outdoors, Inc	584
351,851	e	Jones Apparel Group, Inc	3,364
148,200	*,e	JVC KENWOOD Holdings, Inc	516
461,462	e	KB Home	4,522
45,828	*	Kenneth Cole Productions, Inc (Class A)	690
9,000		Kinko Optical Co Ltd	13
1,043,500		Konka Group Co Ltd	314
104,425	*,e	K-Swiss, Inc (Class A)	322
470,000		Kurabo Industries Ltd	821
591,000		Kwong Fong Industries	263
1,555		Kyungbang Ltd	127
329,160		LAN FA Textile	96
154,200	*	Lao Feng Xiang Co Ltd	298
186,959	*	La-Z-Boy, Inc	2,298
588,000		Le Saunda Holdings	187
90,400		Lealea Enterprise Co Ltd	32
246,054	*	Leapfrog Enterprises, Inc	2,525
276,959	e	Leggett & Platt, Inc	5,852
788,554	e	Lennar Corp (Class A)	24,374
138,636		LG Electronics, Inc	7,470
22,070		LG Fashion Corp	555
978,500	e	Li Ning Co Ltd	551
1,888,500		Li Peng Enterprise Co Ltd	559
71,811	*,e	Libbey, Inc	1,104
37,747	e	Lifetime Brands, Inc	471
652,000		Luthai Textile Co Ltd	552
157,322		Luxottica Group S.p.A.	5,493
299,860		LVMH Moet Hennessy Louis Vuitton S.A.	45,636
73,840	*,e	M/I Homes, Inc	1,279
85,476	*,e	Maidenform Brands, Inc	1,703
7,434		Maisons France Confort	188
569,000		Makalot Industrial Co Ltd	1,652
537,600	e	Man Wah Holdings Ltd	223
25,012		Marcolin S.p.A	149
6,442	*,b	Mariella Burani S.p.A.	0	^
48,739	e	Marine Products Corp	296
8,300		Mars Engineering Corp	184
1,979,733		Matsushita Electric Industrial Co Ltd	16,184
566,559	e	Mattel, Inc	18,379
180,938	e	MDC Holdings, Inc	5,911
804,000		Meike International Holdings Ltd	39
211,000		Merida Industry Co Ltd	770

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
122,696	*,e	Meritage Homes Corp	$4,164
114,000		Merry Electronics Co Ltd	150
503,344	*,e	Michael Kors Holdings Ltd	21,060
3,120,000	*	Ming Fung Jewellery Group Ltd	163
30,400	*	Misawa Homes Co Ltd	496
65,000		Mitsui Home Co Ltd	353
193,000		Mizuno Corp	1,034
856,500		Modern Internasional Tbk	289
278,176	*	Mohawk Industries, Inc	19,425
75,253		Movado Group, Inc	1,883
453,598		MRV Engenharia e Participacoes S.A.	2,100
296,822		Namco Bandai Holdings, Inc	4,070
62,918	e	New Wave Group AB (B Shares)	232
439,015		Newell Rubbermaid, Inc	7,964
37,366	e	Nexity	891
21,300		Nidec Copal Corp	212
635,250		Nien Hsing Textile Co Ltd	416
1,806,511		Nike, Inc (Class B)	158,576
283,635		Nikon Corp	8,634
206,253	*,e	Nobia AB	625
21,900		Noritsu Koki Co Ltd	105
44,793	*	NVR, Inc	38,074
950,531		Onward Kashiyama Co Ltd	7,194
29,362		Oriental Weavers	87
82,755		Oxford Industries, Inc	3,699
894,637		Pacific Textile Holdings Ltd	549
208,000		PanaHome Corp	1,307
216,471	e	Pandora AS	2,032
2,790,926		PDG Realty S.A.	4,877
402,000	*,m	Peace Mark Holdings Ltd	0	^
1,569,000	e	Peak Sport Products Co Ltd	266
15,000		Pegas Nonwovens S.A.	320
46,013	*,e	Perry Ellis International, Inc	955
726,400		Persimmon plc	6,954
33,190	*	Pharmicell Co Ltd	173
626,208	e	Phillips-Van Heusen Corp	48,713
363,100	*,e	Pioneer Corp	1,285
10,424,857		Playmates Holdings Ltd	4,866
376,053		Polaris Industries, Inc	26,880
71,428	*	Poltrona Frau S.p.A.	86
180,131		Pool Corp	7,288
661,000	e	Ports Design Ltd	691
2,909,230		Pou Chen Corp	2,494
392,200	e	Prada S.p.A	2,647
1,336,000	e	Prime Success International Group Ltd	1,363
2,616,732	*	Pulte Homes, Inc	27,999
466,839	*,e	Quiksilver, Inc	1,088
267,001		Rajesh Exports Ltd	643
281,306		Ralph Lauren Corp	39,400
130,103		Raymond Ltd	943
328,515	*	Redrow plc	623
578,300		Restoque Comercio e Confeccoes de Roupas S.A.	2,960

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
25,368		RG Barry Corp	$345
7,728		Rinnai Corp	533
30,800		Rodobens Negocios Imobiliarios S.A.	169
4,575	*	Rodriguez Group	15
26,300		Roland Corp	220
282,980		Rossi Residencial S.A.	695
1,170,000		Royale Furniture Holdings Ltd	208
1,290,962		Ruentex Industries Ltd	2,154
187,671	e	Ryland Group, Inc	4,801
540,834		S Kumars Nationwide Ltd	336
6,482		Sabaf S.p.A.	81
42,644	*,e	Safilo Group S.p.A.	252
116,335	e	Salvatore Ferragamo Italia S.p.A	2,427
269,000		Sampo Corp	82
1,227,000		Samson Holding Ltd	147
3,943,400	e	Samsonite International	6,666
36,276		Sangetsu Co Ltd	898
77,493		Sankyo Co Ltd	3,782
144,000		Sanyo Electric Taiwan Co Ltd	132
125,000		Sanyo Shokai Ltd	401
180,797	*,e	Sealy Corp	334
29,959	e	SEB S.A.	1,859
124,824	e	Sega Sammy Holdings, Inc	2,539
132,000	*	Seiko Holdings Corp	417
1,412,030		Seiren Co Ltd	10,126
1,966,054		Sekisui Chemical Co Ltd	18,266
1,735,971		Sekisui House Ltd	16,391
192,500	*	Shanghai Haixin Group Co	79
836,311	e	Sharp Corp	4,261
1,064,000	e	Shenzhou International Group Holdings Ltd	1,851
105,704	e	Shimano, Inc	6,930
221,000		Shinkong Textile Co Ltd	300
174,000	*,f	Sitoy Group Holdings Ltd (purchased 11/30/11, cost $138)	78
186,406	*,e	Skechers U.S.A., Inc (Class A)	3,797
61,187	*,e	Skullcandy, Inc	866
3,107,251	e	Skyworth Digital Holdings Ltd	1,392
241,119	*	Smith & Wesson Holding Corp	2,004
876,666		Socovesa S.A.	380
34,341	*,e	SodaStream International Ltd	1,407
1,214,584	*	Sony Corp	17,368
29,424		SRF Ltd	109
13,300		SRI Sports Ltd	164
196,982	*,e	ST Dupont S.A.	103
426,482	*,e	Standard-Pacific Corp	2,640
19,000		Star Comgistic Capital Co Ltd	9
3,279,326	*,e	Steinhoff International Holdings Ltd	9,913
27,647	*	Steinway Musical Instruments, Inc	677
677,000	e	Stella International Holdings Ltd	1,678
151,611	*,e	Steven Madden Ltd	4,814
109,409	e	Sturm Ruger & Co, Inc	4,393
329,654	e	Sumitomo Forestry Co Ltd	2,958

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,103,000		Sunny Optical Technology Group Co Ltd	$376
45,400		Swatch Group AG.	17,944
208,767		Swatch Group AG. Reg	14,524
121,000	*,e	Sxl	249
97,000		Tainan Enterprises Co Ltd	96
363,000		Tainan Spinning Co Ltd	154
180,000		Taiwan Paiho Ltd	122
20,400		Taiwan Sakura Corp	10
114,893		Takamatsu Corp	1,976
58,600	e	Tamron Co Ltd	1,948
1,834,138	*	Tatung Co Ltd	394
4,742,886		Taylor Woodrow plc	3,558
1,840,000		TCL Multimedia Technology Holdings Ltd	1,000
13,300		Technos S.A.	122
4,000,617	e	Techtronic Industries Co	5,080
346,400		Tecnisa S.A.	1,273
366,272	*,e	Tempur-Pedic International, Inc	8,567
43,161		Ten Cate NV	1,152
378,000		Texhong Textile Group Ltd	142
1,316,000	e	Texwinca Holdings Ltd	1,248
276,921	*,e	Thomson	661
9	*,m	Thomson (Non-Reg)	0	^
504,261		Titan Industries Ltd	2,030
48,508	*	TK Chemical Corp	86
36,462	e	Tod’s S.p.A.	3,657
6,640		Token Corp	268
867,554	*,e	Toll Brothers, Inc	25,792
133,941	*,e	TomTom NV	542
72,168		Tomy Co Ltd	472
16,400		Touei Housing Corp	171
1,127,676		Toyobo Co Ltd	1,561
24,985		Trigano S.A.	294
1,198,000		Trinity Ltd	759
27,700		Trisul S.A.	34
165,349		True Religion Apparel, Inc	4,792
1,622,200	*	Tsann Kuen China Enterprise Co Ltd	231
226,100	e	TSI Holdings Co Ltd	1,114
17,056		TTK Prestige Ltd	944
79,094	*,e	Tumi Holdings, Inc	1,384
747,110		Tupperware Corp	40,912
464,131		Turk Sise ve Cam Fabrikalari AS	761
232,213	*,e	Under Armour, Inc (Class A)	21,939
105,030	*	UNICASA Industria de Moveis S.A.	837
50,371	*,e	Unifi, Inc	571
624,000	*	Unitika Ltd	339
61,426	*	Universal Electronics, Inc	809
798,479	*	Urbi Desarrollos Urbanos S.A. de C.V	767
5,436		Vardhman Textiles Ltd	22
74,692	*,e	Vera Bradley, Inc	1,574
201,118		Vestel Beyaz Esya Sanayi ve Ticaret AS	281
179,066	*	Vestel Elektronik Sanayi	207
521,612		VF Corp	69,609

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
996,299		Victory City International Hldgs Ltd	$100
259,205		VIP Industries Ltd	388
148,627		Wacoal Holdings Corp	1,763
205,250	*	Warnaco Group, Inc	8,740
131,500	e	Weiqiao Textile Co	49
2,602,000		Welling Holding Ltd	424
31,707	e	Weyco Group, Inc	735
424,297		Whirlpool Corp	25,950
28,254	*	Whirlpool of India Ltd	102
248,108	e	Wolverine World Wide, Inc	9,622
160,780	*	Woongjin Chemical Co Ltd	104
69,960		Woongjin Coway Co Ltd	2,184
155,160		Wuxi Little Swan Co Ltd	159
2,643,500	e	XTEP International Holdings	929
34,150		Yamaha Corp	351
171,000	e	YGM Trading Ltd	402
22,000		Young Optics, Inc	78
44,890		Youngone Corp	1,242
10,670		Youngone Holdings Co Ltd	596
1,213,114	e	Yue Yuen Industrial Holdings	3,814
85,421	*,e	Zagg, Inc	932
115,835		Zeng Hsing Industrial Co Ltd	404
10,000	*	Zhonglu Co Ltd	7
24,867		Zig Sheng Industrial Co Ltd	8

		TOTAL CONSUMER DURABLES & APPAREL	1,720,007

CONSUMER SERVICES - 2.0%
214,100	*,e	7 Days Group Holdings Ltd (ADR)	2,261
202,053	*,e	888 Holdings plc	201
6,400		Abril Educacao S.A.	89
26,451		Accor S.A.	829
3,275		Accordia Golf Co Ltd	2,166
130,920		Advtech Ltd	91
118,102	*	AFC Enterprises	2,733
70,504	*	Ainsworth Game Technology Ltd	153
711,000	e	Ajisen China Holdings Ltd	495
1,906,350	e	Alsea SAB de C.V.	2,547
255,000		Ambassador Hotel	255
77,539	*,e	American Public Education, Inc	2,481
192,451	e	Ameristar Casinos, Inc	3,420
187,500		Anhanguera Educacional Participacoes S.A.	2,390
472,828	*	Apollo Group, Inc (Class A)	17,112
780,427	e	Aristocrat Leisure Ltd	2,225
61,320	*	Ascent Media Corp (Series A)	3,173
58,300	*,e	Atom Corp	258
20,206		Autogrill S.p.A.	183
117,454	*	Bally Technologies, Inc	5,480
87,699		Benesse Corp	3,927
42,779	e	Benihana, Inc	689
1,436,772		Berjaya Sports Toto BHD	1,951
106,365	e	BETFAIR Group Ltd	1,248
74,070		Betsson AB (Series B)	2,211

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

90,662	*	BJ’s Restaurants, Inc	$3,445
17,871,700	*	Bloomberry Resorts Corp	4,034
45,730	*,e	Bluegreen Corp	227
134,409		Bob Evans Farms, Inc	5,403
207,893	*,e	Boyd Gaming Corp	1,497
69,471	*	Bravo Brio Restaurant Group, Inc	1,239
64,958	*,e	Bridgepoint Education, Inc	1,416
607,686		Brinker International, Inc	19,367
70,233	*,e	Buffalo Wild Wings, Inc	6,085
163,725	*,e	Caesars Entertainment Corp	1,866
530,000		Cafe de Coral Holdings Ltd	1,418
101,981	*,e	Capella Education Co	3,545
311,647	*	Career Education Corp	2,085
78,039	*,e	Caribou Coffee Co, Inc	1,007
3,340,275		Carnival Corp	114,471
1,395,907		Carnival plc	47,727
58,921		Carriage Services, Inc	490
59,515	*	Carrols Restaurant Group, Inc	354
73,233		CBRL Group, Inc	4,599
116,716	e	CEC Entertainment, Inc	4,245
1,850,000		Central Plaza Hotel PCL	733
1,514,040		Century City International	105
217,954	*	Cheesecake Factory	6,966
5,796,000	*	China LotSynergy Holdings Ltd	69
4,480,000		China Travel International Inv HK	834
137,702	*,e	Chipotle Mexican Grill, Inc (Class A)	52,320
38,625	e	Choice Hotels International, Inc	1,542
67,316		Churchill Downs, Inc	3,957
11,133		Cie des Alpes	180
66,425	e	City Lodge Hotels Ltd	690
30,919	*,e	Club Mediterranee S.A.	530
22,467	*	Codere S.A.	108
232,457	*,e	Coinstar, Inc	15,961
19,067	e	Collectors Universe	280
75,000	e	Colowide Co Ltd	590
4,368,963		Compass Group plc	45,861
125,992	e	Consumers’ Waterheater Income Fund	1,137
512,985	*,e	Corinthian Colleges, Inc	1,483
63,279		Cox & Kings India Ltd	150
2,888		Credu Corp	93
464,364		Crown Ltd	4,061
9,000	e	Daisyo Corp	116
379,406	e	Darden Restaurants, Inc	19,209
521,320	*,e	Denny’s Corp	2,315
160,656		DeVry, Inc	4,976
78,208		Dignity plc	989
58,920	*,e	DineEquity, Inc	2,630
156,793		Domino’s Pizza UK & IRL plc	1,264
300,489		Domino’s Pizza, Inc	9,288
77,100		Doutor Nichires Holdings Co Ltd	989
170,956	e	Dunkin Brands Group, Inc	5,871
487,553	e	Echo Entertainment Group Ltd	2,150

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

135,109	*,e	Education Management Corp	$939
142,747		Educomp Solutions Ltd	436
683,877	*	Egyptian for Tourism Resorts	127
67,227		EIH Ltd	97
23,128	e	Einstein Noah Restaurant Group, Inc	406
1,459,631		Enjoy S.A.	267
700,399	*	Enterprise Inns plc	719
84,800		Estacio Participacoes S.A.	1,026
31,247	*,e	Euro Disney SCA	155
63,585		Famous Brands Ltd	490
58,057	*	Fiesta Restaurant Group, Inc	768
331,560		First Hotel	204
188,401	e	Flight Centre Ltd	3,683
79,337		Formosa International Hotels Corp	850
48,000		Fortuna Entertainment Group NV	220
11,751		Frisch’s Restaurants, Inc	333
94,000		Fuji Kyuko Co Ltd	549
69,000	*	Fujita Kanko, Inc	228
2,276,473	*,e	Galaxy Entertainment Group Ltd	5,727
144,923	*,e	Gaylord Entertainment Co	5,588
2,838,215		Genting BHD	8,476
2,799,000	*,e	Genting Hong Kong Ltd	920
3,260,428	e	Genting International plc	3,663
6,934,000	e	Golden Resorts Group Ltd	658
147,763	*,e	Grand Canyon Education, Inc	3,094
40,500		Grand Korea Leisure Co Ltd	841
70,615	*	Great Canadian Gaming Corp	630
537,864		Greene King plc	4,643
663,000	e	GuocoLeisure Ltd	314
775,939		H&R Block, Inc	12,400
9,577		Hana Tour Service, Inc	376
222,167		Hillenbrand, Inc	4,083
45,700		HIS Co Ltd	1,625
172,000		Holiday Entertainment Co Ltd	289
12,227		Hotel Leela Venture Ltd	7
456,000		Hotel Properties Ltd	687
68,624		Hotel Shilla Co Ltd	3,359
254,050	*	Huangshan Tourism Development Co Ltd	311
328,063	*	Hurtigruten Group ASA	205
105,451	*	Hyatt Hotels Corp	3,919
6,500	e	Ichibanya Co Ltd	191
23,856	*,e	Ignite Restaurant Group, Inc	432
245,919		Indian Hotels Co Ltd	274
195,595		Intercontinental Hotels Group plc	4,709
431,836	e	International Game Technology	6,801
103,303		International Speedway Corp (Class A)	2,704
174,999		Interval Leisure Group, Inc	3,327
154,029		Intralot S.A.-Integrated Lottery Systems & Services	174
191,803		Invocare Ltd	1,591
76,949	*,e	Isle of Capri Casinos, Inc	475
149,848	*,e	ITT Educational Services, Inc	9,103
164,446	*	Jack in the Box, Inc	4,585

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

212,258	*	Jamba, Inc	$416
448,040		Jollibee Foods Corp	1,111
65,031	*	Jubilant Foodworks Ltd	1,369
96,093	*,e	K12, Inc	2,239
218,170		Kangwon Land, Inc	4,660
15,650	e	Kappa Create Co Ltd	339
142,900		KFC Holdings Malaysia BHD	172
26,800		Kisoji Co Ltd	540
1,615,000		Kosmopolito Hotels International Ltd	297
208,492	*	Krispy Kreme Doughnuts, Inc	1,332
108,186	*	Kroton Educacional S.A.	1,565
4,996		Kuoni Reisen Holding	1,529
12,400	e	Kura Corp	177
22,800	e	Kyoritsu Maintenance Co Ltd	487
2,259,876		Ladbrokes plc	5,568
356,500	*	Landmarks BHD	102
1,718,168		Las Vegas Sands Corp	74,723
139,891	*	Leofoo Development Co	79
159,575	*,e	Life Time Fitness, Inc	7,422
88,355	e	Lincoln Educational Services Corp	574
219,046	e	Lottomatica S.p.A.	4,228
74,348	*	Luby’s, Inc	498
67,423		Mac-Gray Corp	950
518,017		Macquarie Leisure Trust Group	681
79,109		Marcus Corp	1,089
710,765		Marriott International, Inc (Class A)	27,862
113,270	*	Marriott Vacations Worldwide Corp	3,509
1,448,058		Marston’s plc	2,358
319,400		Masterskill Education Group BHD	90
8,700		Matsuya Foods Co Ltd	163
107,128	e	Matthews International Corp (Class A)	3,481
3,574,052		McDonald’s Corp	316,411
28,457	e	McDonald’s Holdings Co Japan Ltd	801
7,858		MegaStudy Co Ltd	538
1,068,213	e	Melco International Development	864
123,476	*,e	Melco PBL Entertainment Macau Ltd (ADR)	1,422
2,414,400	e	MGM China Holdings Ltd	3,702
497,695	*	MGM Mirage	5,554
225,427		Millennium & Copthorne Hotels plc	1,693
9,228,800		Minor International PCL (Foreign)	4,155
283,810	*	Mitchells & Butlers plc	1,115
5,208		Modetour Network, Inc	91
44,424	*	Monarch Casino & Resort, Inc	406
98,713	*,e	Morgans Hotel Group Co	464
35,600		MOS Food Services, Inc	695
84,236	*	MTR Gaming Group, Inc	400
111,694	*,e	Multimedia Games, Inc	1,564
2,778,000		NagaCorp Ltd	1,242
9,979	*,e	Nathan’s Famous, Inc	294
32,007		National American University Holdings, Inc	138
213,261	e	Navitas Ltd	953
105,012	*	NH Hoteles S.A.	273

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

14,300		Ohsho Food Service Corp	$347
152,588		OPAP S.A.	955
17,637		Orascom Development Holding AG.	281
35,021	*	Orbis S.A.	426
105,881		Oriental Land Co Ltd	12,107
3,614,160	*,e	Orient-Express Hotels Ltd (Class A)	30,251
395,000	e	Overseas Union Enterprise Ltd	672
395		Pacific Golf Group International Holdings KK	300
127,646		Paddy Power plc	8,333
506,436		Paliburg Holdings Ltd	153
167,844	*	Panera Bread Co (Class A)	23,404
112,006	*	Papa John’s International, Inc	5,328
44,108		Paradise Co Ltd	533
940,659		PartyGaming plc	1,625
49,055	*,e	Peet’s Coffee & Tea, Inc	2,945
1,241,651	*	Penn National Gaming, Inc	55,365
961,800		Philweb Corp	290
6,428	e	Pierre & Vacances	116
230,869	*,e	Pinnacle Entertainment, Inc	2,221
27,600		Plenus Co Ltd	530
64,427	*,e	Premier Exhibitions, Inc	174
235,500		QSR Brands BHD	492
793,666	e	Raffles Education Corp Ltd	244
129,361		Rank Group plc	238
53,455	*,e	Red Lion Hotels Corp	462
82,594	*,e	Red Robin Gourmet Burgers, Inc	2,520
737,000		Regal Hotels International Holdings Ltd	272
242,152	e	Regis Corp	4,349
4,288,100		Resorts World BHD	4,894
94,000		Resorttrust, Inc	1,569
275,981		Restaurant Group plc	1,280
9,050,000	e	Rexcapital Financial Holdings Ltd	648
100,634	*	Rezidor Hotel Group AB	350
19,200	e	Ringer Hut Co Ltd	255
87,400		Round One Corp	467
353,503		Royal Caribbean Cruises Ltd	9,202
33,700	e	Royal Holdings Co Ltd	397
261,177	*,e	Ruby Tuesday, Inc	1,779
139,293	*,e	Ruth’s Chris Steak House, Inc	919
40,000	e	Saizeriya Co Ltd	634
11,938,561		Sands China Ltd	38,407
228,138	*,e	Scientific Games Corp (Class A)	1,951
542,580		Service Corp International	6,712
2,318,000	e	Shanghai Jin Jiang International Hotels Group Co Ltd	310
561,584		Shanghai Jinjiang International Hotels Development Co Ltd	713
107,249		Shanghai Jinjiang International Travel Co Ltd	118
1,518,929		Shangri-La Asia Ltd	2,918
2,859		Shinsegae Food Co Ltd	210
318,091	*	Shuffle Master, Inc	4,390
209,275		Six Flags Entertainment Corp	11,339

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

7,517,239		SJM Holdings Ltd	$14,086
28,447		SkiStar AB (Series B)	288
319,337		Sky City Entertainment Group Ltd	872
2,680,000	*	SMI Corp Ltd	60
54,499	*	Snai S.p.A.	64
85,482		Sodexho Alliance S.A.	6,656
77,742	e	Sol Melia S.A.	453
256,075	*,e	Sonic Corp	2,566
351,329		Sotheby’s (Class A)	11,720
46,859	e	Speedway Motorsports, Inc	792
889,542		Spirit Pub Co plc	707
1,140,088		Sportingbet plc	547
6,400		St Marc Holdings Co Ltd	239
1,011,000		Stamford Land Corp Ltd	449
370	e	Starbucks Coffee Japan Ltd	226
4,329,401	e	Starbucks Corp	230,844
1,571,106		Starwood Hotels & Resorts Worldwide, Inc	83,331
4,901	*	Steak N Shake Co	1,894
56,884	*	Steiner Leisure Ltd	2,640
285,692	e	Stewart Enterprises, Inc (Class A)	2,040
44,699	e	Strayer Education, Inc	4,873
136,149		Sun International Ltd	1,488
220,545		Tabcorp Holdings Ltd	665
1,198,483		Tattersall’s Ltd	3,230
233,017		Texas Roadhouse, Inc (Class A)	4,294
1,151,609	e	Thomas Cook Group plc	270
393,667	e	Tim Hortons, Inc (Toronto)	20,752
12,723	*	Tipp24 SE	639
536,000		Tokyo Dome Corp	1,591
210,000		Tokyotokeiba Co Ltd	290
18,100		Toridoll.corp	255
83,252	*	Town Sports International Holdings, Inc	1,106
166,714	*,e	TUI AG.	997
543,943		TUI Travel plc	1,446
73,348		Unibet Group plc (ADR)	1,860
149,817		Universal Technical Institute, Inc	2,024
141,309	e	Vail Resorts, Inc	7,077
28,900	e	WATAMI Co Ltd	613
191,222	e	Weight Watchers International, Inc	9,859
400,020		Wendy’s	1,888
176,913	e	Wetherspoon (J.D.) plc	1,183
119,156		Whitbread plc	3,789
1,729,560		William Hill plc	7,670
230,870	*	WMS Industries, Inc	4,606
50,000		Wowprime Corp	744
812,608		Wyndham Worldwide Corp	42,857
3,035,190	e	Wynn Macau Ltd	7,162
601,842		Wynn Resorts Ltd	62,423
335,000		YBM Sisa.com, Inc	1,825
50,000		Yomiuri Land Co Ltd	155
536		Yoshinoya D&C Co Ltd	706
3,157,566		Yum! Brands, Inc	203,410
92,700	e	Zensho Co Ltd	1,160

		TOTAL CONSUMER SERVICES	2,078,374

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

DIVERSIFIED FINANCIALS - 4.7%
235,154		3i Group plc	$727
33,714		ABC Arbitrage	282
1,250,494		Aberdeen Asset Management plc	5,093
32,527		Ackermans & Van Haaren	2,557
1,398	*	Acom Co Ltd	28
172,106		Administradora de Fondos de Pensiones Provida S.A.	952
210,471	e	Aeon Credit Service Co Ltd	3,904
27,800		Aeon Credit Service M BHD	100
778,303		Aeon Thana Sinsap Thailand PCL	827
3,689,800		Aeon Thana Sinsap Thailand Pcl (ADR)	3,921
719,375	*	Affiliated Managers Group, Inc	78,736
1,756,092		African Bank Investments Ltd	7,816
178,743	e	AGF Management Ltd	1,977
191,350	*,e	Aiful Corp	390
62,586	e	Aker ASA (A Shares)	1,736
34,800		Alaris Royalty Corp	721
65,795		Altamir Amboise	499
1,452,036	*	American Capital Ltd	14,622
4,804,371		American Express Co	279,663
1,214,667		Ameriprise Financial, Inc	63,479
2,330,905		AMMB Holdings BHD	4,641
1,041,402		Apollo Investment Corp	7,998
379,007	e	Apollo Management LP	4,700
950,520	f,g	ARA Asset Management Ltd (purchased 09/10/09, cost $683)	1,076
507,000		Ares Capital Corp	8,092
242,774	e	Artio Global Investors, Inc	850
933,982		Ashmore Group plc	5,109
12,981	*,m	Asia Pacific Investment Partners Limited	92
13,323		Aurelius AG.	481
450,008		Australian Stock Exchange Ltd	13,813
22,472		Avanza AB	463
315,987		Ayala Corp	3,539
2,215	*	Ayala Corp Preferred	0	^
393,892	e	Azimut Holding S.p.A.	4,044
5,332		Bajaj Auto Finance Ltd	88
166,917	e	Banca Generali S.p.A	1,921
17,510		Banca IFIS S.p.A.	111
319,925		Banca Profilo S.p.A.	108
30,069,051		Bank of America Corp	245,965
3,059,369		Bank of New York Mellon Corp	67,153
45,128		Bank Sarasin & Compagnie AG.	1,272
394,139	e	BGC Partners, Inc (Class A)	2,314
162,073		BinckBank NV	1,317
430,153	e	BlackRock Kelso Capital Corp	4,198
285,109		BlackRock, Inc	48,417
7,688,772		Blackstone Group LP	100,492
3,042,711		BM&F Bovespa S.A.	15,528

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

37,984,234		Bolsa de Valores de Colombia	$601
30,597		Bolsa de Valores de Lima S.A.	103
1,651,300	e	Bolsa Mexicana de Valores S.A. de C.V.	3,257
86,119	e	Bolsas y Mercados Espanoles	1,733
31,677	*	Boursorama	204
1,089,005	*	Brait S.A.	3,469
374,954		Brewin Dolphin Holdings plc	809
181,634		BT Investment Management Ltd	331
144,957	*	BTG Pactual Participations Ltd	2,122
85,021		Bure Equity AB	284
218,100		Bursa Malaysia BHD	426
128,320		Calamos Asset Management, Inc (Class A)	1,469
5,267	e	California First National Bancorp	83
99,782	e	Canaccord Financial, Inc	539
3,811,632		Capital One Financial Corp	208,344
1,614,521		Capital Securities Corp	544
14,201		Capital Southwest Corp	1,460
119,125	e	Cash America International, Inc	5,246
194,712		CBOE Holdings, Inc	5,390
141,801		Century Leasing System, Inc	2,659
279,944		CETIP S.A.-Balcao Organizado de Ativos e Derivativos	3,498
1,287,000		Chailease Holding Co Ltd	1,880
1,465,600		Challenger Financial Services Group Ltd	4,922
2,316,274	e	Charles Schwab Corp	29,949
3,433,000		China Bills Finance Corp	1,456
1,392,000	e	China Everbright Ltd	1,989
3,540,000	*	China Financial International Investments Ltd	210
140,000	e	China Merchants China Direct Investments Ltd	182
3,236		Cholamandalam DBS Finance Ltd	10
241,789	e	CI Financial Corp	5,244
425,039	*	Citadel Capital Corp	225
1,187,000	*,e	CITIC Securities Co Ltd	2,521
15,879,631		Citigroup, Inc	435,261
194,520		Close Brothers Group plc	2,272
116,419		CME Group, Inc	31,213
68,553	e	Cohen & Steers, Inc	2,366
1,209,700	e	Compartamos SAB de C.V.	1,426
961,275	*	Concord Securities Corp	200
792,156	e	Coronation Fund Managers Ltd	2,682
23,722		Corp Financiera Alba	793
125,803		Corp Financiera Colombiana S.A.	2,138
362,841	*,e	Cowen Group, Inc	965
20,490	*	Creades AB	341
30,361	*,e	Credit Acceptance Corp	2,563
1,953,600	e	Credit China Holdings Ltd	148
234,468		Credit Saison Co Ltd	5,213
2,191,914		Credit Suisse Group	40,106
27,398		DAB Bank AG.	113
220,361		Daewoo Securities Co Ltd	2,050
64,400		Daishin Securities Co Ltd	476
50,210		Daishin Securities Co Ltd PF	285
1,564,235	*,e	Daiwa Securities Group, Inc	5,895

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

72,816	e	Davis & Henderson Income Fund	$1,239
184,096	*	DeA Capital S.p.A.	300
19,805	*,e	Deerfield Capital Corp	146
1,940,697		Deutsche Bank AG.	70,046
19,443	e	Deutsche Beteiligungs AG.	384
170,476		Deutsche Boerse AG.	9,197
13,076	e	Diamond Hill Investment Group, Inc	1,024
6,146,106		Discover Financial Services	212,532
161,885	*	Dollar Financial Corp	2,984
53,250		Dongbu Securities Co Ltd	173
111,991		Duff & Phelps Corp	1,624
88,780	*	Dundee Corp	1,978
1,000,359	*	E*Trade Financial Corp	8,043
41,398		East Capital Explorer AB	285
195,444	e	Eaton Vance Corp	5,267
759,500		ECM Libra Financial Group BHD	196
105,492		Edelweiss Capital Ltd	60
72,240	e	EFG International	402
913,525		Egypt Kuwait Holding Co	1,071
431,597	*	Egyptian Financial Group-Hermes Holding	739
113,100	*	Element Financial Corp	599
57,516		Epoch Holding Corp	1,310
78,275	*	Eugene Investment & Securities Co Ltd	193
6,722		Eurazeo	259
143,530	e	Evercore Partners, Inc (Class A)	3,357
250,060	e	Exor S.p.A.	5,376
237,626	*	Ezcorp, Inc (Class A)	5,575
639,466		F&C Asset Management plc	832
1,624,000		Far East Horizon Ltd	1,150
206,730	*,e	FBR Capital Markets Corp	573
145,551	e	Federated Investors, Inc (Class B)	3,180
40,315	e	Fidus Investment Corp	612
305,190	e	Fifth Street Finance Corp	3,046
10,038	e	Fimalac	398
358,615	*,e	Financial Engines, Inc	7,692
131,125	*	First Cash Financial Services, Inc	5,267
241,593	*,e	First Marblehead Corp	283
2,796,000		First Pacific Co	2,900
21,344	*	Firsthand Technology Value Fund, Inc	377
6,016,468	e	FirstRand Ltd	19,474
429,964		FlexiGroup Ltd	1,149
499,545		Franklin Resources, Inc	55,445
28,557	e	Friedman Billings Ramsey Group, Inc (Class A)	620
14,408,029		Fubon Financial Holding Co Ltd	14,582
15,356,344	*	Fuhwa Financial Holdings Co Ltd	7,036
43,300		Fuyo General Lease Co Ltd	1,366
20,156	*,e	FX Alliance, Inc	317
70,234	e	FXCM, Inc	826
52,729	e	Gain Capital Holdings, Inc	263
24,827	e	GAMCO Investors, Inc (Class A)	1,102
117	e	GCA Savvian Group Corp	104
4,412,000		Get Nice Holdings Ltd	166

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

265,009	e	GFI Group, Inc	$943
35,317	e	Gimv NV	1,609
138,769	e	Gladstone Capital Corp	1,095
127,216	e	Gladstone Investment Corp	940
29,248		Gluskin Sheff + Associates, Inc	380
78,466	e	GMP Capital, Inc	431
2,248,879		Goldman Sachs Group, Inc	215,578
52,614	e	Golub Capital BDC, Inc	794
110,761	*,e	Green Dot Corp	2,450
109,903	e	Greenhill & Co, Inc	3,918
64,556		Groupe Bruxelles Lambert S.A.	4,382
883	*	Groupe Bruxelles Lambert S.A. - STR VVPR	0	^
9,437	*	Grupo de Inversiones Suramericana S.A.	172
70,379	*	GSV Capital Corp	655
56,870	*	GT Capital Holdings, Inc	682
8,017,111		Guinness Peat Group plc	2,968
568,000	e	Guotai Junan International Hol	208
1,123,121		Haci Omer Sabanci Holding AS	4,729
84,290		Hanwha Securities Co	305
642,263		Hargreaves Lansdown plc	5,333
125,695	*,e	Harris & Harris Group, Inc	478
78,863		Hellenic Exchanges S.A.	269
1,376,440		Henderson Group plc	2,203
287,433	e	Hercules Technology Growth Capital, Inc	3,260
341,855	*,e	HFF, Inc (Class A)	4,765
224,000		Hitachi Capital Corp	3,749
8,930		HMC Investment Securities Co Ltd	104
956,882	e	Hong Kong Exchanges and Clearing Ltd	13,768
1,194,000		Hongkong Chinese Ltd	191
23,065	e	Horizon Technology Finance Corp	380
160,617		Hyundai Securities Co	1,206
19,800		IBJ Leasing Co Ltd	494
602,159		ICAP plc	3,187
51,800		Ichiyoshi Securities Co Ltd	295
2,732,212		IFCI Ltd	1,984
541,334		IG Group Holdings plc	4,069
170,663	e	IGM Financial, Inc	6,712
167,436		India Infoline Ltd	185
418,928		Indiabulls Financial Services Ltd	1,735
18,736		Indiabulls Securities Ltd	3
212,985		Industrivarden AB	2,744
2,427,357		Infrastructure Development Finance Co Ltd	5,989
10,440,359	*	ING Groep NV	69,993
94,061	e	Interactive Brokers Group, Inc (Class A)	1,385
179,983	*	Interbolsa S.A.	232
732,801	*	IntercontinentalExchange, Inc	99,646
19,024	f	Intergroup Financial Services Corp (purchased 08/18/10, cost $566)	581
1,110,067		Intermediate Capital Group plc	4,705
82,505	*,e	International Assets Holding Corp	1,596
434,475		International Personal Finance plc	1,633
142,445	*,e	Internet Capital Group, Inc	1,318

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,255,133		Invesco Ltd	$28,366
272,222		Investec Ltd	1,604
127,799		Investec plc	746
197,506	*,e	Investment Technology Group, Inc	1,817
540,860		Investor AB (B Shares)	10,327
493,570		IOOF Holdings Ltd	3,090
13,736	*	Is Finansal Kiralama AS.	7
165,905		Is Yatirim Menkul Degerler AS	144
1,500,000	e	iShares Asia Trust - iShares FTSE/Xinhua A50 China Tracker	1,953
2,339,914	e	iShares MSCI Canada Index Fund	60,463
1,018,786	e	iShares MSCI EAFE Index Fund	50,899
457,331		iShares MSCI Emerging Markets	17,923
165,111	e	iShares Russell 2000 Index Fund	13,151
28,100	*	J Trust Co Ltd	242
319,000		Jaccs Co Ltd	1,019
165,917	*	Jafco Co Ltd	3,236
270,691		Janus Capital Group, Inc	2,117
8,823,000	*,a,e	Japan Asia Investment Co Ltd	6,688
1,560,500		Japan Securities Finance Co Ltd	8,011
175,418	e	Jefferies Group, Inc	2,279
7,320,000	*	Jia Sheng Holdings Ltd	296
2,071,273		Jih Sun Financial Holdings Co Ltd	596
68,084		JMP Group, Inc	421
15,912,756		JPMorgan Chase & Co	568,563
190,218	e	JSE Ltd	1,749
149,091		Julius Baer Group Ltd	5,406
341,286		Julius Baer Holding AG.	3,810
795,764		Jupiter Investment Management Group Ltd	2,692
846,000		K1 Ventures Ltd	89
113,800	e	kabu.com Securities Co Ltd	348
9,920,000	*	Kai Yuan Holdings Ltd	263
79,360	*	Kardan NV	46
15,075		KAS Bank NV	134
43,613	*,e	KBC Ancora	381
132,617	e	KBW, Inc	2,182
393,301		Kinnevik Investment AB (Series B)	7,894
24,134		KIWOOM Securities Co Ltd	1,297
387,836	*	Knight Capital Group, Inc (Class A)	4,631
116,181	e	Kohlberg Capital Corp	843
54,140		Korea Investment Holdings Co Ltd	1,815
417,241		Kotak Mahindra Bank Ltd	4,462
82,410	*	KTB Securities Co Ltd	153
47,580		Kyobo Securities Co	194
425,602	*,e	Ladenburg Thalmann Financial Services, Inc	655
183,722		Lazard Ltd (Class A)	4,775
184,869		Legg Mason, Inc	4,875
487,452		Leucadia National Corp	10,368
517,384		London Stock Exchange Group plc	8,168
148,015	*	LPL Financial Holdings, Inc	4,998
92,868		Lundbergs AB (B Shares)	2,813
471,894	*	Macquarie Group Ltd	12,743

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

11,800		Mahindra & Mahindra Financial Services	$138
86,292	e	Main Street Capital Corp	2,088
15,306,821		Man Group plc	18,316
437,886		Manappuram General Finance & Leasing Ltd	248
70,081		Manning & Napier, Inc	997
863,086	*	Marfin Investment Group S.A	261
194,891		MarketAxess Holdings, Inc	5,192
39,390		Marlin Business Services Corp	646
93,300		Marusan Securities Co Ltd	336
1,973,000		Masterlink Securities Corp	595
148,400		Matsui Securities Co Ltd	867
195,450		Maybank Kim Eng Securities Thailand PCL	82
466,393	e	MCG Capital Corp	2,145
63,344		Medallion Financial Corp	673
1,982,056		Mediobanca S.p.A.	8,741
115,630	e	Medley Capital Corp	1,392
241,284	*	Meritz finance Holdings Co Ltd	510
577,470		Meritz Securities Co Ltd	416
11,304,000		Metro Pacific Investments Corp	1,126
20,202		MicroFinancial, Inc	164
396,000		MIN XIN Holdings Ltd	216
26,571		Mirae Asset Securities Co Ltd	729
143,587		Mitsubishi UFJ Lease & Finance Co Ltd	5,973
100,098		MLP AG.	639
21,279	e	Monex Beans Holdings, Inc	3,502
838,739		Moody’s Corp	30,656
11,327,627		Morgan Stanley	165,270
327,766	*	MSCI, Inc (Class A)	11,151
1,531,700	*	Mulpha International BHD	199
1,066,600		Multi-Purpose Holdings BHD	1,115
89,227		MVC Capital, Inc	1,155
612,446	*	Narodowy Fundusz Inwestycyjny Midas S.A.	105
149,955		Nasdaq Stock Market, Inc	3,399
92,342		Nelnet, Inc (Class A)	2,124
114,053	*,e	Netspend Holdings, Inc	1,048
53,575		New Mountain Finance Corp	760
94,378	*,e	NewStar Financial, Inc	1,223
83,137		NGP Capital Resources Co	589
76,683		NH Investment & Securities Co Ltd	345
39,415	e	Nicholas Financial, Inc	505
4,755,472		Nomura Holdings, Inc	17,779
135,675	e	Nordnet AB (Series B)	393
21,904,308		Norte Grande S.A.	214
807,256		Northern Trust Corp	37,150
417,885		NYSE Euronext	10,689
4,337,866		NZX Ltd	4,705
363,000		Okasan Holdings, Inc	1,431
326,720		OKO Bank (Class A)	3,813
98,814		Onex Corp	3,837
39,990		Oppenheimer Holdings, Inc	629
28,675		Oresund Investment AB	376
366,000	*,e	Orient Corp	473

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

467,633	*,e	ORIX Corp	$43,581
342	e	Osaka Securities Exchange Co Ltd	1,931
720,575		OSK Holdings BHD	320
10,046		Pargesa Holding S.A.	598
32,979		Partners Group	5,865
1,239,600		Pearl Oriental Innovation Ltd	84
195,693		PennantPark Investment Corp	2,025
517,000	*,m	Peregrine Investment Holdings	0	^
99,241	e	Perpetual Trustees Australia Ltd	2,350
174,200		Phatra Capital PCL	175
288,304	*,e	PHH Corp	5,040
38,080		Philippine Stock Exchange, Inc	326
87,332	*,e	Pico Holdings, Inc	1,957
378,585	*	Pioneers Holding	263
89,226	*,e	Piper Jaffray Cos	2,091
271,967	e	Platinum Asset Mangement Ltd	1,093
588,169		Power Finance Corp Ltd	1,897
129,890		PowerShares QQQ Trust Series	8,334
1,795,640		President Securities Corp	904
646,261	e	Prospect Capital Corp	7,361
207,435		Provident Financial plc	3,950
1,889,000		PT Clipan Finance Indonesia Tbk	82
37,797	e	Pzena Investment Management, Inc (Class A)	167
66,954		Rathbone Brothers	1,300
386,319	e	Ratos AB (B Shares)	3,668
479,997		Raymond James Financial, Inc	16,435
11,494	*,e	Regional Management Corp	189
120,456		Reliance Capital Ltd	782
1,080,310		Remgro Ltd	17,408
43,504	*	Resource America, Inc (Class A)	278
99,247	*	RHJ International	446
43,818		Ricoh Leasing Co Ltd	985
1,671,036		RMB Holdings Ltd	7,148
426,111		Rural Electrification Corp Ltd	1,472
80,566	*	Safeguard Scientifics, Inc	1,247
125,849		Samsung Card Co	3,532
82,773		Samsung Securities Co Ltd	3,586
77,178	e	Sanders Morris Harris Group, Inc	671
40,000	*	Sawada Holdings Co Ltd	232
7,318	*,e	SBI Holdings, Inc	544
98,983		Schroders plc	2,075
601,182		SEI Investments Co	11,958
5	*,m	SFCG Co Ltd	0	^
385,000		Shenyin Wanguo HK Ltd	127
2,790		Shinyoung Securities Co Ltd	71
152,875		Shriram Transport Finance Co Ltd	1,458
1,624,849	e	Singapore Exchange Ltd	8,163
126,570		SK Securities Co Ltd	134
1,910,410	e	SLM Corp	30,013
200,442	*,e	SNS Reaal	273
108,110	e	Solar Capital Ltd	2,407
42,484	e	Solar Senior Capital Ltd	718

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,080	*	Sparx Group Co Ltd	$91
102,007	e	SPDR S&P MidCap 400 ETF Trust	17,474
1,039,429	e	SPDR Trust Series 1	141,643
63,868		Sprott, Inc	311
409,246		SREI Infrastructure Finance Ltd	180
2,652,236		State Street Corp	118,396
219,074	*	Stifel Financial Corp	6,769
4,620,000	*	Sun Innovation Holdings Ltd	67
2,677		Sundaram Finance Ltd	31
491,062		Suramericana de Inversiones S.A.	8,510
11,691		Swissquote Group Holding S.A.	331
190,806	e	SWS Group, Inc	1,017
1,073,924		T Rowe Price Group, Inc	67,614
2,005,300		Ta Enterprise BHD	359
294,337		Tai Fook Securities Group Ltd	109
90,000		Taiwan Acceptance Corp	201
170,000	*	Takagi Securities Co Ltd	213
1,140		Tata Investment Corp Ltd	10
20,288		TCP Capital Corp	293
616,955	e	TD Ameritrade Holding Corp	10,488
273,540		Tetragon Financial Group Ltd	2,022
55,218	e	THL Credit, Inc	744
139,960	e	TICC Capital Corp	1,358
169,365		TMX Group, Inc	7,719
448,680		Tokai Tokyo Securities Co Ltd	1,617
61,642		Tong Yang Investment Bank	223
159,333		Transpac Industrial Holdings Ltd	179
153,628	e	Triangle Capital Corp	3,500
300,696		Tullett Prebon plc	1,341
888,459		UBS A.G.	10,404
7,845,507		UBS AG. (Switzerland)	91,809
1,107,565		UOB-Kay Hian Holdings Ltd	1,377
142,337	*	Uranium Participation Corp	770
844,000	e	Value Partners Group Ltd	412
6,383	e	Verwalt & Privat-Bank AG.	495
24,327	*,e	Virtus Investment Partners, Inc	1,970
57,305		Vontobel Holding AG.	1,131
103,050	*	Vostok Nafta Investment Ltd	443
173,887		Waddell & Reed Financial, Inc (Class A)	5,265
105,521		Walter Investment Management Corp	2,473
69,119		Warsaw Stock Exchange	794
3,107,368		Waterland Financial Holdings	1,052
26,325	e	Westwood Holdings Group, Inc	981
310,037	*,e	WisdomTree Investments, Inc	2,037
21,880		Woori Financial Co Ltd	297
372,533		Woori Investment & Securities Co Ltd	3,654
42,249	*,e	World Acceptance Corp	2,780
1,206	*,m	Zuari Holdings Ltd	7

		TOTAL DIVERSIFIED FINANCIALS	4,746,569

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

ENERGY - 9.6%
151,121		Aban Offshore Ltd	$1,063
295,140	*,e	Abraxas Petroleum Corp	941
50,461	e	Acergy S.A.	999
7,851		Adams Resources & Energy, Inc	329
24,672,227		Adaro Energy Tbk	3,856
463,507	*	Advantage Oil & Gas Ltd	1,366
8,766,103	*	Afren plc	14,250
123,082	e	Aker Kvaerner ASA	1,746
273,100	*	Alam Maritim Resources BHD	46
392,946		Alliance Holdings GP LP	16,299
100,180	e	Alon USA Energy, Inc	848
916,474	*	Alpha Natural Resources, Inc	7,982
133,019	e	AltaGas Income Trust	3,782
59,413		AMEC plc	937
1,104,678	*,e	Amerisur Resources plc	581
102,049	*,e	Amyris Biotechnologies, Inc	452
2,371,028		Anadarko Petroleum Corp	156,962
89,000	*	Angle Energy, Inc	283
261,268	e	Anglo Pacific Group plc	1,002
184,000		Anhui Tianda Oil Pipe Co Ltd	28
1,276,000		Anton Oilfield Services Group	211
51,300		AOC Holdings, Inc	209
1,443,163		Apache Corp	126,840
34,408	e	APCO Argentina, Inc	621
108,559	*,e	Approach Resources, Inc	2,773
219,538	*,e	Aquila Resources Ltd	683
219,654	e	ARC Energy Trust	4,941
915,982	e	Arch Coal, Inc	6,311
129,801	*,e	Archer Ltd	234
255,077	*	Athabasca Oil Corp	2,806
180,443	*,e	ATP Oil & Gas Corp	610
276,515	*	Atwood Oceanics, Inc	10,463
559,305	*	Aurelian Oil & Gas plc	125
522,361	*,e	Aurora Oil and Gas Ltd	1,686
1,890,752		Australian Worldwide Exploration Ltd	2,625
1,568,440	*,e	Bahamas Petroleum Co plc	228
1,685,039	e	Baker Hughes, Inc	69,255
114,392	*,e	Bandanna Energy Ltd	41
1,656,200		Bangchak Petroleum PCL	1,184
303,626	*	Bankers Petroleum Ltd	531
206,800		Banpu PCL	2,939
8,200		Banpu PCL (ADR)	117
125,940	*,e	Basic Energy Services, Inc	1,300
356,874	e	Baytex Energy Trust	15,034
3,328,176	e	Beach Petroleum Ltd	3,241
144,000	*	Bellatrix Exploration Ltd	448
223,594		Berry Petroleum Co (Class A)	8,868
6,581,914		BG Group plc	134,741
224,894		Bharat Petroleum Corp Ltd	3,004
199,472	*,e	Bill Barrett Corp	4,273
117,699	*,e	Birchcliff Energy Ltd	647
362,400	*,e	BlackPearl Resources, Inc	1,071

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

234,000	*,e	BNK Petroleum, Inc	$154
31,092		Bolt Technology Corp	467
56,954	*,e	Bonanza Creek Energy, Inc	947
221,650	e	Bonavista Energy Trust	3,466
34,402	e	Bonterra Oil & Gas Ltd	1,546
517,045	*,e	Borders & Southern Petroleum plc	485
54,344	e	Bourbon S.A.	1,313
403,000		Boustead Singapore Ltd	295
267,703	*	BowLeven plc	245
14,338,903		BP plc	95,758
1,347,029		BP plc (ADR)	54,609
376,596	*,e	BPZ Energy, Inc	953
4,313,000	e	Brightoil Petroleum Holdings Ltd	852
154,098		Bristow Group, Inc	6,267
2,155,900		Bumi Armada BHD	2,729
190,044	*,e	Buru Energy Ltd	618
477,107	e	BW Offshore Ltd	519
85,000	*,e	C&C Energia Ltd	463
182,226	*,e	C&J Energy Services, Inc	3,371
867,302		Cabot Oil & Gas Corp	34,172
951,787		Cairn Energy plc	3,963
603,835	*	Cairn India Ltd	3,354
547,076	*,e	Cal Dive International, Inc	1,587
117,186	e	Calfrac Well Services Ltd	2,623
195,226	*,e	Callon Petroleum Co	832
185,266		Caltex Australia Ltd	2,588
325,034	*	Cam Finanziaria S.p.A.	124
391,722	e	Cameco Corp	8,607
819,647	*	Cameron International Corp	35,007
762,000	*	Canacol Energy Ltd	341
112,500	e	Canadian Energy Services & Technology Corp	1,082
1,387,511		Canadian Natural Resources Ltd (Canada)	37,219
1,415,108	e	Canadian Oil Sands Trust	27,410
227,784	e	Canyon Services Group, Inc	2,226
922,414		Capital Product Partners LP	6,973
43,282	e	CARBO Ceramics, Inc	3,321
145,953	*,e	Carrizo Oil & Gas, Inc	3,431
21,363	e	CAT Oil AG.	135
200,800	*	CCX Carvao da Colombia S.A.	450
116,911	*	Celtic Exploration Ltd	1,581
2,825,203	e	Cenovus Energy, Inc	89,841
2,402,574	e	Cenovus Energy, Inc (Toronto)	76,389
137,400	*,e	Cequence Energy Ltd	130
12,877	*,e	Ceres, Inc	117
139,949	*,e	Chariot Oil & Gas Ltd	225
521,045	*,e	Cheniere Energy, Inc	7,680
1,250,016	e	Chesapeake Energy Corp	23,250
8,665,885		Chevron Corp	914,251
316,000		China Aviation Oil Singapore Corp Ltd	248
8,077,000		China Coal Energy Co	6,706

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,812,000		China Oilfield Services Ltd	$4,083
2,268,000	*	China Qinfa Group Ltd	303
6,580,299		China Shenhua Energy Co Ltd	23,283
2,751,000	e	China Suntien Green Energy Cor	484
278,133		Cimarex Energy Co	15,331
1,090,997	*,e	Circle Oil plc	288
22,216	*,e	Clayton Williams Energy, Inc	1,075
244,605	*,e	Clean Energy Fuels Corp	3,791
254,271	*	Cloud Peak Energy, Inc	4,300
53,408,000		CNOOC Ltd	107,677
1,085,382		Coal India Ltd	6,786
2,360,848	*	Cobalt International Energy, Inc	55,480
601,089	*,e	Cockatoo Coal Ltd	118
78,092	*	Compagnie Generale de Geophysique S.A.	2,020
198,603	*,e	Comstock Resources, Inc	3,261
2,037,527	*	Concho Resources, Inc	173,434
1,098,757	*	Connacher Oil and Gas Ltd	513
4,059,022		ConocoPhillips	226,818
398,882		Consol Energy, Inc	12,062
80,739	*	Contango Oil & Gas Co	4,780
372,952	*,e	Continental Resources, Inc	24,846
206,683		Core Laboratories NV	23,955
207,570		Cosmo Oil Co Ltd	528
4,711,998	*	Cove Energy plc	19,778
26,213	*,e	CREDO Petroleum Corp	379
2,826,506	e	Crescent Point Energy Corp	105,498
134,628	*	Crew Energy, Inc	760
76,108	*,e	Crimson Exploration, Inc	349
49,052		CropEnergies AG.	292
236,907	e	Crosstex Energy, Inc	3,317
221,357	*,e	CVR Energy, Inc	5,884
489,815	*	CVR Energy, Inc (Contingent value right)	0	^
606,128	*,e	Dart Energy Ltd	113
35,550	*	Dawson Geophysical Co	847
269,100		Dayang Enterprise Holdings BHD	163
113,500	*	Deep Sea Supply plc	200
99,299		Delek US Holdings, Inc	1,747
8,291,941	*	Denbury Resources, Inc	125,291
395,408	*	Denison Mines Corp	528
74,095	*	Det Norske Oljeselskap ASA	987
825,474	*	Devon Energy Corp	47,869
259,422	e	Diamond Offshore Drilling, Inc	15,340
1,424,270	*,e	DNO International ASA	1,649
61,201	*,e	Dockwise Ltd	1,013
2,409,211	e	Dragon Oil plc	20,519
227,765	*	Dresser-Rand Group, Inc	10,145
370,962	*,e	Drillsearch Energy Ltd	384
155,298	*	Dril-Quip, Inc	10,186
1,600,000	*	Dynamic Energy Holdings Ltd	15
11,161,302		Ecopetrol S.A.	31,206
75,392	e	Ecopetrol S.A. (ADR)	4,206
151,015	*,e	Electromagnetic GeoServices AS	334

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

79,011	e	Enbridge Income Fund	$1,748
984,702	e	Enbridge, Inc	39,326
780,128	e	EnCana Corp	16,245
163,182	*,e	Endeavour International Corp	1,371
169,518		Enerflex Ltd	1,782
135,033		Energen Corp	6,094
769,200	*	Energy Earth PCL	117
187,076	*	Energy Partners Ltd	3,162
1,132,626	*,e	Energy Resources of Australia Ltd	1,866
358,347		Energy Transfer Partners LP	15,835
383,487	e	Energy XXI Bermuda Ltd	11,999
161,413	e	Enerplus Resources Fund	2,074
5,008,158		ENI S.p.A.	106,399
2,075,777	*	Enquest plc (London)	3,510
424,073	e	Ensco plc	19,919
320,593	e	Ensign Energy Services, Inc	4,409
817,990		EOG Resources, Inc	73,709
398,432		Equitable Resources, Inc	21,368
342,822	e	ERG S.p.A.	2,169
541,435	*,e	Essar Energy plc	1,039
5,564		Esso SA Francaise	420
616,900		Esso Thailand PCL	196
105,932	e	Etablissements Maurel et Prom	1,534
52,612	f	Eurasia Drilling Co Ltd (GDR) (purchased 10/06/10, cost $1,400)	1,342
30,174	*	Euronav NV	207
55,781	*	Evolution Petroleum Corp	465
2,281,407	e	EXCO Resources, Inc	17,316
60,841		Exmar NV	448
287,208	*,e	Exterran Holdings, Inc	3,662
18,417,735		Exxon Mobil Corp	1,576,006
708,000	e	Ezion Holdings Ltd	522
858,200	e	Ezra Holdings Ltd	731
165,896	*,e	Fairborne Energy Ltd	235
376,933	*	Falkland Oil & Gas Ltd	514
414,873	*,e	Faroe Petroleum plc	965
882,743	*	FMC Technologies, Inc	34,630
55,837	*,e	Forbes Energy Services Ltd	262
486,243	*,e	Forest Oil Corp	3,564
1,831,580		Formosa Petrochemical Corp	4,989
81,257	*,e	Forum Energy Technologies, Inc	1,600
107,042		Fred Olsen Energy ASA	3,832
125,392	e	Freehold Royalty Trust	2,271
319,756	e	Frontline Ltd	1,458
74,818	e	Frontline Ltd (Norway)	342
12,472		Fugro NV	757
193,633	*,e	FX Energy, Inc	1,152
187,532		Galp Energia SGPS S.A.	2,378
82,000	*,e	Gasfrac Energy Services, Inc	249
85,614	*	GasLog Ltd	869
229,555	*	Gastar Exploration Ltd	443
9,520,321		Gazprom OAO (ADR)	90,399

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

71,575	e	Gazpromneft OAO (ADR)	$1,650
4,815,000	*	Genesis Energy Holdings Ltd	118
80,115	*,e	Georesources, Inc	2,933
95,589	*,e	Gevo, Inc	475
133,000	e	Gibson Energy, Inc	2,691
65,810	*,e	Global Geophysical Services, Inc	403
94,078	e,m	Gloucester Coal Ltd	341
65,211	e	Golar LNG Ltd	2,458
79,953		Golar LNG Ltd (Norway)	3,051
93,418	*,e	Goodrich Petroleum Corp	1,295
47,943		Great Eastern Shipping Co Ltd	215
84,616	*,e	Green Plains Renewable Energy, Inc	528
153,587	*	Grupa Lotos S.A.	1,293
82,573		GS Holdings Corp	3,810
255,407	*	Guide Exploration Ltd	409
276,456	*,e	Guildford Coal Ltd	156
61,872	e	Gulf Island Fabrication, Inc	1,745
1,184,092	*,e	Gulf Keystone Petroleum Ltd	3,036
134,309	*	Gulfmark Offshore, Inc	4,572
223,575	*	Gulfport Energy Corp	4,612
251,544	*,e	Gulfsands Petroleum plc	335
259,706	*,e	Halcon Resources Corp	2,452
16,600	e	Hallador Petroleum Co	141
2,373,801		Halliburton Co	67,392
1,857		Hankook Shell Oil Co Ltd	347
74,919	*	Hardy Oil & Gas plc	141
60,419		Hargreaves Services plc	725
149,793	*,e	Harvest Natural Resources, Inc	1,281
522,624	*,e	Heckmann Corp	1,767
719,420	*	Helix Energy Solutions Group, Inc	11,806
162,800		Hellenic Petroleum S.A.	972
524,572		Helmerich & Payne, Inc	22,808
708,875	*	Hercules Offshore, Inc	2,509
276,005	e	Heritage Oil Ltd	533
850,461		Hess Corp	36,953
190,900	*	Hibiscus Petroleum BHD	91
1,888,000	e	Hidili Industry International Development Ltd	529
737,000	e	Hilong Holding Ltd	172
235,849		Hindustan Oil Exploration	562
96,900		Hindustan Petroleum Corp Ltd	582
56,269	*	Hoegh LNG Holdings Ltd	423
827,600		Holly Corp	29,322
1,549,000		Honghua Group Ltd	246
1,394,691	*,e	Horizon Oil Ltd	415
144,974	*	Hornbeck Offshore Services, Inc	5,622
448,400	*	HRT Participacoes em Petroleo SA	1,398
267,879		Hunting plc	3,034
961,969	e	Husky Energy, Inc	24,047
44,025		Idemitsu Kosan Co Ltd	3,949
776,201	e	Imperial Oil Ltd	32,471
1,015,618		Inner Mongolia Yitai Coal Co	5,766
2,750		Inpex Holdings, Inc	15,445

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

555,148	*,e	ION Geophysical Corp	$3,658
30,748,000		IRPC PCL	3,497
5,180	*,e	Isramco, Inc	570
449,500	*	Ithaca Energy, Inc	702
102,353		Itochu Enex Co Ltd	579
504,773	*,e	Ivanhoe Energy, Inc	240
3,200	e	Japan Drilling Co Ltd	99
10,854		Japan Petroleum Exploration Co	413
18,950	*	Jerusalem Oil Exploration	320
163,487		JKX Oil & Gas plc	258
764,835		John Wood Group plc	8,249
1,592,261		JX Holdings, Inc	8,207
59,000		Kanto Natural Gas Development Ltd	304
239,287	*	Karoon Gas Australia Ltd	1,005
649,779	*	Key Energy Services, Inc	4,938
164,720	e	Keyera Facilities Income Fund	6,857
2,188,368		Kinder Morgan, Inc	70,509
97,756	*,e	KiOR, Inc (Class A)	875
82,569	e	Knightsbridge Tankers Ltd	672
1,148,425		KNM Group BHD	257
3,314,219	*,e	Kodiak Oil & Gas Corp	27,210
572,921	*,e	Kosmos Energy LLC	6,331
215,106		Kvaerner ASA	483
1,345,246	*,e	Laredo Petroleum Holdings, Inc	27,981
168,000	*	Legacy Oil & Gas, Inc	927
373,336	e	Linc Energy Ltd	269
52,400		Longview Oil Corp	374
45,076		Lubelski Wegiel Bogdanka S.A.	1,656
322,550		Lufkin Industries, Inc	17,521
992,339		LUKOIL (ADR)	55,609
106,806	*	Lundin Petroleum AB	1,999
22,700	*	Lupatech S.A.	43
615,382	*,e	Magnum Hunter Resources Corp	2,572
2,943,372		Marathon Oil Corp	75,262
1,591,013		Marathon Petroleum Corp	71,468
222,505		Maridive & Oil Services SAE	252
858,629	*,e	Matador Resources Co	9,222
43,583	e	Matrix Composites & Engineering Ltd	80
94,411	*	Matrix Service Co	1,072
105,932	*	Maurel & Prom Nigeria	239
152,731	*,e	Maverick Drilling & Exploration Ltd	193
1,277,812	*	McDermott International, Inc	14,235
441,950	*,e	McMoRan Exploration Co	5,600
110,262	*	MEG Energy Corp	3,952
262,328	e	Miclyn Express Offshore Ltd	548
64,714	*	Midnight Oil Exploration Ltd	195
89,615	*,e	Midstates Petroleum Co, Inc	870
2,470,000	e	MIE Holdings Corp	603
121,217	*,e	Miller Petroleum, Inc	606
43,484	*,e	Mitcham Industries, Inc	738
53,600		Mitsuuroko Co Ltd	363

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

21,800	e	Modec, Inc	$422
69,763	e	MOL Hungarian Oil and Gas plc	5,052
527,574	*	Molopo Energy Ltd	298
9,503,117	*	Mongolia Energy Co ltd	510
137,536		Motor Oil Hellas Corinth Refineries S.A.	941
217,898	e	Mullen Group Ltd	4,668
475,688		Murphy Oil Corp	23,922
560,586	*,e	Nabors Industries Ltd	8,072
482,904	*	Nagarjuna Oil Refinery Ltd	57
48,350	*	Naphtha Israel Petroleum Corp Ltd	152
2,035,085		National Oilwell Varco, Inc	131,141
66,470	*	Natural Gas Services Group, Inc	985
111,843	*	Nautical Petroleum plc	805
28,450	e	Neste Oil Oyj	320
314,706	*	New Brazil Holding ASA	204
804,295		New Zealand Oil & Gas Ltd	537
255,006	*	Newfield Exploration Co	7,474
994,000		Newocean Energy Holdings Ltd	211
371,788	*,e	Newpark Resources, Inc	2,194
752,729	e	Nexen, Inc	12,746
4,131,670	*	Nexus Energy Ltd	474
66,600	e	Niko Resources Ltd	878
784,685		Noble Energy, Inc	66,557
191,293	e	Nordic American Tanker Shipping	2,596
163,404	e	Northern Offshore Ltd	249
235,352	*,e	Northern Oil And Gas, Inc	3,752
568,996	*,e	Norwegian Energy Co AS	451
387,823	f	NovaTek OAO (GDR) (purchased 10/31/08, cost $40,268)	41,411
219,379	*	NuVista Energy Ltd	774
297,512	*,e	Oasis Petroleum, Inc	7,194
6,334,003		Occidental Petroleum Corp	543,267
454,135		Oceaneering International, Inc	21,735
2,244,177	*	OGX Petroleo e Gas Participacoes S.A.	6,145
1,207,942	*	Oil Refineries Ltd	596
113,305	*	Oil States International, Inc	7,501
322,383		OMV AG.	10,139
305,614	*	Ophir Energy plc	2,774
1,492,181		Origin Energy Ltd	18,792
151,706	e	Overseas Shipholding Group, Inc	1,685
26,739	*	OYO Geospace Corp	2,406
796,920	*,e	PA Resources AB	129
48,943		Pacific Rubiales Energy Corp	1,038
1,176,603	e	Pacific Rubiales Energy Corp (Toronto)	24,917
995,999	*,e	Paladin Resources Ltd	1,302
29,436	e	Panhandle Oil and Gas, Inc (Class A)	887
62,089	*,e	Paramount Resources Ltd (Class A)	1,493
190,100	*,e	Parex Resources, Inc	881
511,466	*,e	Parker Drilling Co	2,307
163,615	e	Parkland Income Fund	2,288
149,856	e	Pason Systems, Inc	2,190
694,161	*,e	Patriot Coal Corp	847

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

541,650		Patterson-UTI Energy, Inc	$7,886
6,083		Paz Oil Co Ltd	690
152,224	*	PDC Energy, Inc	3,733
693,462		Peabody Energy Corp	17,004
479,282	e	Pembina Pipeline Income Fund	12,249
452,920	e	Pengrowth Energy Trust	2,874
298,550		Penn Virginia Corp	2,191
662,791	e	Penn West Energy Trust	8,893
389,200	*	Perdana Petroleum BHD	79
111,600	e	PetroBakken Energy Ltd	1,347
138,700	*	Petrobank Energy & Resources Ltd	1,473
1,230,993		Petrofac Ltd	26,869
5,177,976		Petroleo Brasileiro S.A.	48,725
448,000		Petroleo Brasileiro S.A. (ADR)	8,409
7,159,866		Petroleo Brasileiro S.A. (Preference)	65,057
311,415		Petroleum Geo-Services ASA	3,806
137,511	e	Petrominerales Ltd	1,553
622,700		Petronas Dagangan BHD	4,155
210,032	*,e	Petroquest Energy, Inc	1,050
194,202	e	Peyto Energy Trust	3,670
61,231	*,e	PHI, Inc	1,703
263,200	*	Philex Petroleum Corp	290
1,590,227	*,e	Phillips 66	52,859
264,329	*,e	Pioneer Drilling Co	2,107
785,019		Pioneer Natural Resources Co	69,247
284,883	*	Plains Exploration & Production Co	10,022
363,491	*,e	Polarcus Ltd	253
3,300,406		Polish Oil & Gas Co	4,117
465,959	*	Polski Koncern Naftowy Orlen S.A.	5,249
138,900	e	Poseidon Concepts Corp	1,701
721,481	*	Precision Drilling Trust	4,911
1,011,633	*	Premier Oil plc	5,375
148,660	e	ProEx Energy Ltd	2,931
599,059	e	ProSafe ASA	4,349
265,000	*	PT ABM Investama Tbk	105
6,907,000	*	PT Benakat Petroleum Energy	135
10,874,000		PT Bumi Resources Tbk	1,303
10,930,000	*	PT Delta Dunia Petroindo Tbk	466
43,789,500	*	PT Energi Mega Persada Tbk	677
1,260,500		PT Harum Energy Indonesia Tbk	774
6,733,000		PT Indika Energy Tbk	1,349
1,473,000		PT Indo Tambangraya Megah	5,704
1,644,500		PT Medco Energi Internasional Tbk	318
201,000		PT Resource Alam Indonesia Tbk	91
11,158,134		PT Tambang Batubara Bukit Asam Tbk	17,582
2,383,969		PTT Exploration & Production PCL	12,707
1,956,850		PTT PCL	20,045
27,500		PTT PCL (ADR)	282
342,496		Questar Market Resources, Inc	10,265
463,745	*,e	Quicksilver Resources, Inc	2,513
423,124		Range Resources Corp	26,179
308,610	*	Red Fork Energy Ltd	235

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

245,600	*	Refinaria de Petroleos de Manguinhos S.A.	$109
1,156,654		Refineria La Pampilla S.A. Relapasa	269
1,861,980		Reliance Industries Ltd	24,798
35,504	*,e	Renewable Energy Group, Inc	264
846,639	*,e	Rentech, Inc	1,744
678,484		Repsol YPF S.A.	10,907
199,169	*,e	Resolute Energy Corp	1,906
171,173	*,e	Rex Energy Corp	1,919
23,164	*	Rex Stores Corp	452
46,286	*,e	RigNet, Inc	805
1,755,492	*	Roc Oil Co Ltd	573
2,759,640	*	Rockhopper Exploration plc	11,149
486,488	*	Rosetta Resources, Inc	17,825
2,398,289	f	Rosneft Oil Co (GDR) (purchased 02/11/10, cost $16,860)	15,106
487,290	*	Rowan Cos PLC	15,754
6,518,466		Royal Dutch Shell plc (A Shares)	219,626
4,341,669		Royal Dutch Shell plc (B Shares)	151,627
145,027	e	RPC, Inc	1,724
2,476,000	*	Ruifeng Petroleum Chemical Holdings Ltd	45
161,470	*	RusPetro plc	342
1,466,846		Saipem S.p.A.	65,325
333,027	*	Salamander Energy plc	894
582,367	*	San Leon Energy plc	81
109,000		San-Ai Oil Co Ltd	490
41,971	*,e	Sanchez Energy Corp	873
924,648	*,e	SandRidge Energy, Inc	6,186
455,047		Santos Ltd	5,012
5,619,300	*	Sapurakencana Petroleum BHD	3,893
404,937	*	Saras S.p.A.	395
67,005	*,e	Saratoga Resources, Inc	394
1,134,238		Sasol Ltd	47,845
213,338		Savanna Energy Services Corp	1,601
30,979		SBM Offshore NV	429
6,030,887		Schlumberger Ltd	391,465
15,236		Schoeller-Bleckmann Oilfield Equipment AG.	1,235
569,500	*	Scomi Group BHD	41
160,736	*,e	Scorpio Tankers, Inc	1,027
68,728		SEACOR Holdings, Inc	6,143
310,375	e	SeaDrill Ltd	11,070
100,500	*,e	Secure Energy Services, Inc	757
171,535	*	SemGroup Corp	5,477
909,254	*,e	Senex Energy Ltd	669
50	*	Serval Integrated Energy Services	0	^
334,447	*,e	Sevan Drilling AS.	299
219,200		Shandong Molong Petroleum Machinery Co Ltd	70
103,553	e	ShawCor Ltd	3,748
1,522,500		Shengli Oil&Gas Pipe Holdings Ltd	111
75,800		Shinko Plantech Co Ltd	658
180,983	e	Ship Finance International Ltd	2,829
87,747	e	Showa Shell Sekiyu KK	539
132,800		Siamgas & Petrochemicals PCL	61

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

94,000		Sinanen Co Ltd	$396
8,240,000	*	Sino Union Energy Investment Group Ltd	637
584,000		Sinopec Kantons Holdings Ltd	422
120,207		SK Energy Co Ltd	14,726
11,450		SK Gas Co Ltd	649
276,994	*	Soco International plc	1,260
92,954		S-Oil Corp	7,496
302,098	*,e	Solazyme, Inc	4,199
168,771	*	Songa Offshore SE	403
446,700	*	Southern Pacific Resource Corp	557
109,200	*	SouthGobi Resources Ltd	413
1,887,398	*	Southwestern Energy Co	60,265
2,587,568		Spectra Energy Corp	75,195
125,822	*,e	Sprott Resource Corp	491
220,524		St. Mary Land & Exploration Co	10,830
1,581,021		Statoil ASA	37,705
166,518	*	Sterling International Enterprises Ltd	9
215,160	*	Stone Energy Corp	5,452
1,676,000	e	Straits Asia Resources Ltd	1,835
3,292,533	e	Suncor Energy, Inc	95,209
2,298,740		Suncor Energy, Inc (NY)	66,549
982,123	e	Sunoco, Inc	46,651
660,784	*	Superior Energy Services	13,368
89,300	*	Surge Energy, Inc	646
2,210,303	e	Surgutneftegaz (ADR)	18,401
339,700	e	Surgutneftegaz (ADR) (London)	2,833
1,783,000	*,e	Swiber Holdings Ltd	814
179,028	*	Swift Energy Co	3,332
139,407	*,e	Synergy Resources Corp	429
70,300	*	TAG Oil Ltd	509
1,589,571		Talisman Energy, Inc	18,220
150,278		Targa Resources Investments, Inc	6,417
500,494	e	Tatneft (GDR)	16,899
313,478		Technip S.A.	32,669
254,563	e	Tecnicas Reunidas S.A.	10,645
110,472	e	Teekay Corp	3,235
349,685	e	Teekay Tankers Ltd (Class A)	1,595
91,898		Tenaris S.A.	1,616
142,803	*,e	Tesco Corp	1,714
585,323	*	Tesoro Corp	14,610
561,501	*,e	Tetra Technologies, Inc	4,004
53,878	*,e	TGC Industries, Inc	523
252,661		TGS Nopec Geophysical Co ASA	6,822
1,865,100		Thai Oil PCL	3,362
97,933		Tidewater, Inc	4,540
2,800,000	*	Titan Petrochemicals Group Ltd	89
126,863	f	TMK OAO (GDR) (purchased 06/17/10, cost $1,967)	1,529
692,931	e	TonenGeneral Sekiyu KK	6,161
70,500		Total Energy Services, Inc	996
2,056,917	e	Total S.A.	92,580
100,460	*	Tourmaline Oil Corp	2,652
162,000		Toyo Kanetsu K K	337

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

799,359	e	TransCanada Corp	$33,502
214,400	*	TransGlobe Energy Corp	1,908
442,659		Transocean Ltd	19,850
697,294		Transocean Ltd	31,190
174,761	*,e	Triangle Petroleum Corp	975
213,586	e	Trican Well Service Ltd	2,465
73,580	e	Trilogy Energy Corp	1,700
344,966		Trinidad Drilling Ltd	1,969
4,804,857		Tullow Oil plc	111,053
199,355		Tupras Turkiye Petrol Rafine	4,276
132,154		Turcas Petrolculuk AS	180
361,700		Twin Butte Energy Ltd	860
294,157	*,e	Ultra Petroleum Corp	6,786
574,000		Ultrapar Participacoes S.A.	12,917
63,632	*,e	Union Drilling, Inc	285
91,409	*	Unit Corp	3,372
242,256	*,e	Uranerz Energy Corp	351
311,267	*,e	Uranium Energy Corp	713
650,654	e	Uranium One, Inc	1,655
324,738	*	Vaalco Energy, Inc	2,802
2,104,946		Valero Energy Corp	50,834
103,295	*	Valiant Petroleum plc	615
1,184,600	*	Vanguarda Agro S.A.	224
857,805	*,e	Vantage Drilling Co	1,287
151,603	*,e	Venoco, Inc	1,518
55,474	*	Verbio AG.	167
213,200	e	Veresen, Inc	2,532
273,028	e	Vermilion Energy Trust	12,328
173,504	*,e	Voyager Oil & Gas, Inc	305
128,602	e	W&T Offshore, Inc	1,968
1,438,400		Wah Seong Corp BHD	856
336,247	*,e	Warren Resources, Inc	807
1,900,163	*	Weatherford International Ltd	23,999
117,713	*,e	West Siberian Resources Ltd (GDR)	1,073
113,800	*	Western Energy Services Corp	639
360,696	e	Western Refining, Inc	8,033
53,900	*	Westfire Energy Ltd	216
41,088	*,e	Westmoreland Coal Co	331
242,127	*,e	White Energy Co Ltd	79
155,600	*	Whitecap Resources, Inc	1,027
497,466		Whitehaven Coal Ltd	2,139
229,228	*	Whiting Petroleum Corp	9,426
435,271	*,e	Willbros Group, Inc	2,812
4,219,481		Williams Cos, Inc	121,605
465,718		Woodside Petroleum Ltd	14,924
98,964		World Fuel Services Corp	3,764
534,376		WorleyParsons Ltd	13,876
508,503	*,e	WPX Energy, Inc	8,228
204,128	*,e	Xcite Energy Ltd	242
421,571	*,e	Xenolith Resources Ltd	290
6,606,000	e	Yanzhou Coal Mining Co Ltd	10,410
36,800	e	Zargon Energy Trust	313
93,977	*,e	ZaZa Energy Corp	425

		TOTAL ENERGY	9,777,036

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

FOOD & STAPLES RETAILING - 1.7%
210,109		Aeon Co Ltd	$2,619
11,900		Ain Pharmaciez Inc	718
378,754		Alimentation Couche Tard, Inc	16,540
532,645		Almacenes Exito S.A.	8,825
103,183	e	Andersons, Inc	4,402
36,379		Arcs Co Ltd	777
4,438	e	Arden Group, Inc (Class A)	387
28,786		Axfood AB	915
124,000		Beijing Jingkelong Co Ltd	92
158,805		BIM Birlesik Magazalar AS	6,556
109,625		Bizim Toptan Satis Magazalari AS	1,533
12,492		Blue Square-Israel Ltd	28
3,169,391		Booker Group plc	4,524
396,768		Brazil Pharma S.A.	2,124
294,064	e	Carrefour S.A.	5,430
149,402		Casey’s General Stores, Inc	8,813
162,484		Casino Guichard Perrachon S.A.	14,282
16,600		Cawachi Ltd	365
2,245,942		Centros Comerciales Sudamericanos S.A.	12,393
61,178	*,e	Chefs’ Warehouse Holdings, Inc	1,104
2,495,500		China Resources Enterprise	7,456
147,506		Cia Brasileira de Distribuicao Grupo Pao de Acucar	5,875
41,760		Cocokara Fine Holdings, Inc	1,384
35,240		Colruyt S.A.	1,572
9,900		Cosmos Pharmaceutical Corp	657
1,994,098		Costco Wholesale Corp	189,439
9,108,000		CP Seven Eleven PCL	10,251
8,400		Create SD Holdings Co Ltd	233
3,170,148		CVS Corp	148,141
5,900	e	Daikokutenbussaan Co Ltd	153
112,182		Delhaize Group	4,109
2,438,120	*	Distribuidora Internacional de Alimentacion S.A.	11,463
16,441		Dongsuh Co, Inc	452
28,718		E-Mart Co Ltd	6,303
56,988		Empire Co Ltd	3,004
49,623		Eurocash S.A.	613
237,474		FamilyMart Co Ltd	10,869
103,034	*,e	Fresh Market, Inc	5,526
63,850		George Weston Ltd	3,627
206,532		Greggs plc	1,632
16,120	e	Growell Holdings Co Ltd	558
112,073	e	Hakon Invest AB	1,651
215,680		Harris Teeter Supermarkets, Inc	8,841
40,500		Heiwado Co Ltd	552
3,993,410	e	Heng Tai Consumables Group Ltd	100
3,032	*	Indiabulls Wholesale Service	1
49,266		Ingles Markets, Inc (Class A)	790
5,600		Itochu-Shokuhin Co Ltd	209
138,741		Izumiya Co Ltd	699
4,032,623		J Sainsbury plc	19,059

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

227,936		Jean Coutu Group PJC, Inc	$3,367
1,027,162		Jeronimo Martins SGPS S.A.	17,366
52,100		Kasumi Co Ltd	358
41,700		Kato Sangyo Co Ltd	839
29,397	e	Kesko Oyj (B Shares)	769
3,217,473		Koninklijke Ahold NV	39,856
3,240,102		Kroger Co	75,138
93,059		Lawson, Inc	6,508
143,000	e	Lianhua Supermarket Holdings Co Ltd	137
28,100	e	Liquor Stores Income Fund	519
140,961	e	Loblaw Cos Ltd	4,486
570,333	e,f	Magnit OAO (GDR) (purchased 05/26/10, cost $14,487)	17,236
130,847		Majestic Wine plc	933
73,535		MARR S.p.A.	687
43,233		Maruetsu, Inc	157
145,249		Massmart Holdings Ltd	3,007
99,666	e	Matsumotokiyoshi Holdings Co Ltd	2,210
1,188,693	e	Metcash Ltd	4,118
362,343	e	Metro AG.	10,566
235,661	e	Metro, Inc	12,067
32,746	*	Migros Ticaret AS	325
15,500		Ministop Co Ltd	269
44,617	e	Nash Finch Co	958
82,219	e	North West Co Fund	1,757
128,646	f	O’Key Group S.A. (GDR) (purchased 12/06/11, cost $1,095)	997
28,000		Okuwa Co Ltd	370
645,810	e	Olam International Ltd	935
144,900	*	Pantry, Inc	2,130
569,651	e	Pick’n Pay Holdings Ltd	1,324
449,472		Pick’n Pay Stores Ltd	2,417
1,337,320		President Chain Store Corp	7,135
71,174	e	Pricesmart, Inc	4,805
754,000		PT Sumber Alfaria Trijaya Tbk	386
666,500		Puregold Price Club, Inc	430
469,272		Raia Drogasil S.A.	4,731
196,135		Rallye S.A.	5,604
7,417		Rami Levi Chain Stores Hashikma Marketing 2006 Ltd	213
4,087,120	*	Rite Aid Corp	5,722
132,609	e	Roundy‚s, Inc	1,354
21,779		Ryoshoku Ltd	552
23,500		S Foods, Inc	209
388,971	e	Safeway, Inc	7,060
10,200		San-A Co Ltd	388
1,986,219		Seven & I Holdings Co Ltd	59,875
533,000		Sheng Siong Group Ltd	181
248,315	e	Shoppers Drug Mart Corp	10,012
826,765		Shoprite Holdings Ltd	15,264
101,941		Shufersal Ltd	247
43,792	e	Sligro Food Group NV	1,139
242,111		Spar Group Ltd	3,373
82,792	e	Spartan Stores, Inc	1,501

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

49,300		Sugi Pharmacy Co Ltd	$1,617
2,743,000	e	Sun Art Retail Group Ltd	3,023
45,300		Sundrug Co Ltd	1,475
931,945	e	Supervalu, Inc	4,828
38,312	*	Susser Holdings Corp	1,424
1,017,782		Sysco Corp	30,340
474,000		Taiwan TEA Corp	234
11,474,872		Tesco plc	55,766
672,991		Total Produce plc	341
49,688		Tsuruha Holdings, Inc	3,090
196,906	*	United Natural Foods, Inc	10,802
446,100		UNY Co Ltd	4,886
56,600	e	Valor Co Ltd	935
36,222		Village Super Market (Class A)	1,180
4,692,753		Walgreen Co	138,812
10,453,321		Wal-Mart de Mexico S.A. de C.V. (Series V)	28,015
5,065,251		Wal-Mart Stores, Inc	353,149
39,022		Weis Markets, Inc	1,737
1,383,035		Wesfarmers Ltd	42,572
846,625		Whole Foods Market, Inc	80,700
2,000,638		WM Morrison Supermarkets plc	8,348
1,693,079		Woolworths Ltd	46,607
861,149	*	Wumart Stores, Inc	1,751
2,178	*,f	X 5 Retail Group NV (GDR) (purchased 01/19/12, cost $57)	50
8,600		Yaoko Co Ltd	300
54,000		Yokohama Reito Co Ltd	420

		TOTAL FOOD & STAPLES RETAILING	1,702,035

FOOD, BEVERAGE & TOBACCO - 6.1%
37,921		AarhusKarlshamn AB	1,302
323,209		Afgri Ltd	229
95,862	*	AGV Products Corp	32
722,181		Ajinomoto Co, Inc	10,051
17,871	e	Alico, Inc	546
328,667		Alicorp S.A.	863
14,816		Alliance Grain Traders, Inc	199
304,712	*,e	Alliance One International, Inc	1,054
9,633,631		Altria Group, Inc	332,842
32,297	e	Amsterdam Commodities NV	493
281,416		Anadolu Efes Biracilik Ve Malt Sanayii AS	3,604
2,974	*	Anheuser-Busch InBev NV	0	^
291,402		Anheuser-Busch InBev NV (ADR)	23,210
118,137	*,e	Annie’s, Inc	4,945
76,655	*	AquaChile S.A.	53
2,239,569		Archer Daniels Midland Co	66,112
20,300		Ariake Japan Co Ltd	424
25,064		Aryzta AG.	1,248
647,161		Asahi Breweries Ltd	13,904
32,559		Asian Bamboo AG.	313
1,227,624		Asian Citrus Holdings Ltd	696

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

303,200		Asiatic Development BHD	$896
1,543,648		Associated British Foods plc	31,060
78,651		Astral Foods Ltd	1,087
16,936		Atria Group plc	108
771,000	m	Ausnutria Dairy Corp Ltd	73
200,030		Austevoll Seafood ASA	842
311,861	*,e	Australian Agricultural Co Ltd	359
811,405		AVI Ltd	4,974
185,055	e	B&G Foods, Inc (Class A)	4,922
866,895		Bajaj Hindusthan Ltd	464
45,173		Bakkafrost P	338
179,659		Balrampur Chini Mills Ltd	168
1,974		Barry Callebaut AG.	1,796
894,332		Beam, Inc	55,887
217,000		Besunyen Holdings	21
14,822		Binggrae Co Ltd	932
344,500	e	Biostime Internatonal Holdings Ltd	903
91,948	*	Black Earth Farming Ltd	120
7,145		Bonduelle S.C.A.	601
29,565	*,e	Boston Beer Co, Inc (Class A)	3,577
6,400		Britannia Industries Ltd	61
208,200		British American Tobacco Malaysia BHD	3,687
3,431,640		British American Tobacco plc	174,465
1,380,590		Britvic plc	7,140
284,830		Brown-Forman Corp (Class B)	27,586
726,791	e	Bunge Ltd	45,599
638,093		C&C Group plc	2,742
44,620	e	Calavo Growers, Inc	1,141
19,200		Calbee, Inc	1,206
89,549	e	Cal-Maine Foods, Inc	3,501
308,083	e	Campbell Soup Co	10,284
22,351		Campofrio Alimentacion S.A.	171
40,609		Carlsberg AS (Class B)	3,205
187,500		Carlsberg Brewery-Malay BHD	714
82,161		Casa Grande S.A.	401
248,629	*,e	Central European Distribution Corp	711
140,748		Cermaq ASA	1,856
959,000		Changshouhua Food Co Ltd	499
5,656,300		Charoen Pokphand Foods PCL	6,913
2,483,700	e	China Agri-Industries Holdings Ltd	1,370
840,000	e	China Green Holdings Ltd	190
1,273,500	e	China Huiyuan Juice Group Ltd	456
1,666,000		China Mengniu Dairy Co Ltd	4,412
365,292	*,e	China Minzhong Food Corp Ltd	169
1,551,000	*,e	China Modern Dairy Holdings	366
5,760,000		China Starch Holdings Ltd	173
1,580,000		China Tontine Wines Group Ltd	152
1,762,000	e	China Yurun Food Group Ltd	1,556
168,450	*,e	Chiquita Brands International, Inc	842
157,490		Cia Cervecerias Unidas S.A.	1,975
1,480,926	*	Cia Pesquera Camanchaca S.A.	87
11,247		CJ CheilJedang Corp	3,213

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

67,016		Clover Industries Ltd	$112
52,380		Coca Cola Hellenic Bottling Co S.A.	928
348,118		Coca-Cola Amatil Ltd	4,784
26,961		Coca-Cola Bottling Co Consolidated	1,733
63,900	e	Coca-Cola Central Japan Co Ltd	832
10,000,954		Coca-Cola Co	781,975
1,797,956		Coca-Cola Enterprises, Inc	50,415
543,375	e	Coca-Cola Femsa S.A. de C.V.	7,106
142,855		Coca-Cola Icecek AS	2,217
66,067		Coca-Cola West Japan Co Ltd	1,152
1,575,434		ConAgra Foods, Inc	40,851
708,927	*,e	Constellation Brands, Inc (Class A)	19,184
525,620	e	Consumer Staples Select Sector SPDR Fund	18,276
41,112	e	Copeinca ASA	290
670,274		Cosan SA Industria e Comercio	10,342
194,900	*	Cott Corp	1,593
42,386	*,e	Craft Brewers Alliance, Inc	347
88,800	e	CSM	1,638
503,000		DaChan Food Asia Ltd	94
2,160		Dae Han Flour Mills Co Ltd	205
60,740		Daesang Corp	943
185,753		Dairy Crest Group plc	962
1,298,000	*,e,m	Daqing Dairy Holdings Ltd	141
605,718	*	Darling International, Inc	9,988
398,971	e	Davide Campari-Milano S.p.A.	2,779
3,149,113	*	DE Master Blenders 1753 NV	35,508
1,406,272	*	Dean Foods Co	23,949
303,237		Devro plc	1,439
4,009,651		Diageo plc	103,349
83,872	e	Diamond Foods, Inc	1,496
129,883	*,e	Dole Food Co, Inc	1,140
4,594		Dongwon F&B Co Ltd	270
5,708		Dongwon Industries Co Ltd	1,056
391,939	e	Dr Pepper Snapple Group, Inc	17,147
18,100		Dydo Drinco, Inc	788
1,214,000	e	Dynasty Fine Wines Group Ltd	200
25,524		East Asiatic Co Ltd AS	625
104,971	*	Ebro Puleva S.A.	1,807
912,058	e	Embotelladoras Arca SAB de C.V.	5,301
3,565,492		Empresas Iansa S.A.	254
87,464	e	Ezaki Glico Co Ltd	990
34,728	*,e	Farmer Bros Co	276
1,116,000	e	First Resources Ltd	1,707
302,514		Flowers Foods, Inc	7,027
3,204,114	e	Fomento Economico Mexicano S.A. de C.V.	28,590
146,898		Fresh Del Monte Produce, Inc	3,448
76,373		Fuji Oil Co Ltd	998
35,832		Fujicco Co Ltd	434
150,000	*,e	Fujiya Co Ltd	416
1,975,283		General Mills, Inc	76,127
301,200		GFPT PCL	91
311,381		Glanbia plc	2,301

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

7,994,000	e	Global Bio-Chem Technology Group Co Ltd	$1,160
1,018,000	*	Global Sweeteners Holdings Ltd	64
3,608,000		GMG Global Ltd	351
32,446		Gokul Refoils & Solvent Ltd	44
21,355,074	e	Golden Agri-Resources Ltd	11,405
3,390,590		Goodman Fielder Ltd	1,916
698,219		GrainCorp Ltd	6,836
857,863		Great Wall Enterprise Co	808
352,033	*,e	Green Mountain Coffee Roasters, Inc	7,667
869,671		Greencore Group plc	1,028
11,592		Griffin Land & Nurseries, Inc (Class A)	324
1,521,335		Groupe Danone	94,546
622,900	*,e	Gruma SAB de C.V.	1,529
2,251,528	e	Grupo Bimbo S.A. de C.V. (Series A)	5,528
290,200		Grupo Herdez SAB de C.V.	667
1,690,001	e	Grupo Modelo S.A. (Series C)	14,944
689,772		H.J. Heinz Co	37,510
198,461	*	Hain Celestial Group, Inc	10,923
225,000		Hap Seng Plantations Holdings BHD	204
98,254		Harim & Co Ltd	375
130,157		Heineken Holding NV	5,830
171,867		Heineken NV	8,962
1,179,180		Hershey Co	84,936
790,000		Hey Song Corp	1,000
639,823	*	Hillshire Brands Co	18,548
29,910		Hite Holdings Co Ltd	247
43,508	e	HKScan Oyj	209
24,200		Hokuto Corp	483
226,764	e	Hormel Foods Corp	6,898
153,752		House Foods Corp	2,613
250,500		IJM Plantations BHD	256
319,050		Illovo Sugar Ltd	1,103
2,340,234		Imperial Tobacco Group plc	90,165
1,721,780		InBev NV	135,747
674,978	e	Indofood Agri Resources Ltd	774
1,244,616		Ingredion, Inc	61,633
77,020	*	Inventure Foods, Inc	485
4,563,776		IOI Corp BHD	7,502
4,579,081		ITC Ltd	21,323
170,200	e	Ito En Ltd	3,189
188,000		Itoham Foods, Inc	747
67,114		J&J Snack Foods Corp	3,966
169,314		J.M. Smucker Co	12,787
2,012,800		Japan Tobacco, Inc	59,631
1,689,921	*	JBS S.A.	5,074
28,490	*,e	John B. Sanfilippo & Son, Inc	509
204,000		J-Oil Mills, Inc	614
14,600		JT International BHD	32
588,125		Juhayna Food Industries	466
122,373		Kagome Co Ltd	2,482
43,800		Keck Seng Malaysia BHD	54
440,525		Kellogg Co	21,731

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

105,835	*	Kernel Holding S.A.	$1,946
104,306		Kerry Group plc (Class A)	4,573
20,200		KEY Coffee, Inc	373
2,170,900		Khon Kaen Sugar Industry PCL	873
52,560	e	Kikkoman Corp	650
812,000		Kingway Brewery Holdings Ltd	268
430,358	e	Kirin Brewery Co Ltd	5,072
130,008	e	Koninklijke Wessanen NV	381
1,027		Kook Soon Dang Brewery Co Ltd	7
6,289,380		Kraft Foods, Inc (Class A)	242,896
253,886		KT&G Corp	17,999
1,086,173		Kuala Lumpur Kepong BHD	7,893
1,374,000		Kulim Malaysia BHD	2,042
2,596		KWS Saat AG.	675
67,627	e	Lancaster Colony Corp	4,816
169,820		Lance, Inc	4,285
26,470		Leroy Seafood Group ASA	473
342,987		Lien Hwa Industrial Corp	210
22,775	e	Lifeway Foods, Inc	236
32,347	e	Limoneira Co	525
294		Lindt & Spruengli AG.	909
121		Lindt & Spruengli AG. (Reg)	4,444
1,715,543		Lorillard, Inc	226,366
1,362		Lotte Chilsung Beverage Co Ltd	1,747
854		Lotte Confectionery Co Ltd	1,167
2,611		Lotte Samkang Co Ltd	1,217
36,000		M Dias Branco S.A.	1,058
40,447		Maeil Dairy Industry Co Ltd	731
153,079	e	Maple Leaf Foods, Inc	1,761
181,000		Marfrig Alimentos S.A.	842
226,317		Marudai Food Co Ltd	866
1,004,000		Maruha Nichiro Holdings, Inc	1,589
243,537	e	McCormick & Co, Inc	14,771
49,819		McLeod Russel India Ltd	267
1,676,050	e	Mead Johnson Nutrition Co	134,939
55,700	e	Megmilk Snow Brand Co Ltd	981
18,981		MEIJI Holdings Co Ltd	872
11,500	e	Meito Sangyo Co Ltd	148
404,000	e	Mewah International, Inc	135
174,235	*,f	MHP SA (GDR) (purchased 01/07/11, cost $2,679)	2,016
58,100		Mikuni Coca-Cola Bottling Co Ltd	502
79,600		Minerva S.A.	336
124,000	e	Mitsui Sugar Co Ltd	401
193,679	e	Molson Coors Brewing Co (Class B)	8,059
1,006,531	*	Monster Beverage Corp	71,665
236,302		Morinaga & Co Ltd	536
259,000		Morinaga Milk Industry Co Ltd	991
95,189	*,e	Morpol ASA	133
299,900		MSM Malaysia Holdings BHD	503
16,956		Muhak Co Ltd	167
1,728,489		Multiexport Foods S.A.	411
46,000		Namchow Chemical Industrial Ltd	45

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

919		Namyang Dairy Products Co Ltd	$619
41,475		National Beverage Corp	620
4,812		Naturex	285
4,965,194		Nestle S.A.	296,312
947,000		Nichirei Corp	4,662
231,000		Nippon Beet Sugar Manufacturing Co Ltd	503
283,000		Nippon Flour Mills Co Ltd	1,243
56,594		Nippon Meat Packers, Inc	749
314,766	e	Nippon Suisan Kaisha Ltd	854
308,000		Nisshin Oillio Group Ltd	1,299
63,808		Nisshin Seifun Group, Inc	747
26,224	e	Nissin Food Products Co Ltd	997
6,573		Nong Shim Co Ltd	1,188
5,256		Nong Shim Holdings Co Ltd	234
65,835		Nutreco Holding NV	4,591
189,141	*	Omega Protein Corp	1,392
4,581		Orion Corp	3,795
80,050		Osem Investments Ltd	1,098
4,915		Ottogi Corp	703
2,463,166	e	Pacific Andes International Holdings Ltd	148
7,365,280		PAN Fish ASA	5,243
6,254,691		PepsiCo, Inc	441,956
887,571		Perdigao S.A.	13,430
452,090	e	Pernod-Ricard S.A.	48,343
24,641		Pescanova S.A.	674
708,000		Petra Foods Ltd	1,397
354,451	*	PGG Wrightson Ltd	82
1,400		Philip Morris CR	779
10,034,434		Philip Morris International, Inc	875,605
319,668	*,e	Pilgrim’s Pride Corp	2,286
56,539		Pinar SUT Mamulleri Sanayii AS	474
101,389	*	Post Holdings, Inc	3,118
570,320		PPB Group BHD	2,876
273,490	*,e	Premier Foods plc	367
20,700		Premium Brands Holdings Corp	373
450,000		Prima Meat Packers Ltd	810
436,724		PT Astra Agro Lestari Tbk	943
2,761,000		PT Bisi International	234
3,839,500		PT BW Plantation Tbk	588
16,104,000		PT Charoen Pokphand Indonesia Tbk	5,950
823,700		PT Gudang Garam Tbk	5,442
11,861,600		PT Indofood Sukses Makmur Tbk	6,169
1,919,500		PT Japfa Comfeed Indonesia Tbk	1,015
8,306,000		PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	2,385
2,324,500		PT Sampoerna Agro Tbk	742
2,768,500		PT Tunas Baru Lampung Tbk	155
131,700	e	Q.P. Corp	2,000
852,700		QL Resources BHD	846
19,517		Radico Khaitan Ltd	41
429,507	*	Ralcorp Holdings, Inc	28,665
833,359		REI Agro Ltd	140

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

915,097		Remy Cointreau S.A.	$100,538
804,440	e	Reynolds American, Inc	36,095
276,500		Rimbunan Sawit BHD	90
23,363		Royal UNIBREW AS	1,482
82,634		Ruchi Soya Industries Ltd	133
463,791		SABMiller plc	18,608
8,263		Sajo Industries Co Ltd	382
42,355		Sakata Seed Corp	572
3,692	*	Samyang Corp	151
4,615		Samyang Genex Co Ltd	214
3,477		Samyang Holdings Corp	149
368,180		San Miguel Corp	1,002
84,875	e	Sanderson Farms, Inc	3,889
57,500		Sao Martinho S.A.	591
499,000		Sapporo Holdings Ltd	1,607
237,079	e	Saputo, Inc	9,857
34,616	*,e	Seneca Foods Corp	931
370,100	*	Shanghai Dajiang Group	116
158,000		Showa Sangyo Co Ltd	514
929,268		Shree Renuka Sugars Ltd	532
16,700		Silla Co Ltd	221
12,403	e	Sipef S.A	898
97,400		SLC Agricola S.A.	969
253,608	*,e	Smart Balance, Inc	2,381
596,901	*	Smithfield Foods, Inc	12,911
2,626		Societa per la Bonifica dei Terreni Ferraresi e Imprese Agricole S.p.A.	123
889,077	*,e	SOS Cuetara S.A.	366
849,955		Souza Cruz S.A.	12,475
307,000		Standard Foods Corp	889
538,853	*,e	Star Scientific, Inc	2,457
43,408		Strauss Group Ltd	422
295,639		Suedzucker AG.	10,488
455,000	e	Super Coffeemix Manufacturing Ltd	756
626,630		Swedish Match AB	25,257
79,544	*,e	Synutra International, Inc	430
18,540		Taisun Enterprise Co Ltd	9
78,000		Taiyen Biotech Co Ltd	57
241,000		Takara Holdings, Inc	1,554
224,013		Tassal Group Ltd	307
156,384	*	TAT Konserve	184
250,835		Tata Tea Ltd	524
2,943,736		Tate & Lyle plc	29,896
416,400		TH Plantations BHD	301
103,660		Thai Union Frozen Products PCL(Foreign)	236
467,400		Thai Vegetable Oil PCL	322
493,000		Tibet 5100 Water Resources Holdings Ltd	95
260,371	e	Tiger Brands Ltd	7,821
2,638,000	e	Tingyi Cayman Islands Holding Corp	6,797
169,461		Tongaat Hulett Ltd	2,593
87,879	e	Tootsie Roll Industries, Inc	2,097
154,942		Toyo Suisan Kaisha Ltd	4,132

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

98,400		Tradewinds Malaysia BHD	$279
965,911		Treasury Wine Estates Ltd	4,328
153,605	*	TreeHouse Foods, Inc	9,568
9,130		TS Corp	158
810,000	e	Tsingtao Brewery Co Ltd	4,629
1,168,853	e	Tyson Foods, Inc (Class A)	22,010
228,773		Ulker Biskuvi Sanayi AS	878
2,659,967		Unilever NV	88,857
195,000		Unilever NV (ADR)	6,503
2,193,288		Unilever plc	73,637
2,072,000		Uni-President China Holdings Ltd	1,933
7,204,297		Uni-President Enterprises Corp	11,614
4,819		United International Enterprises	672
5,400		United Malacca BHD	13
1,973,385		United Spirits Ltd	24,304
117,006	e	Universal Corp	5,421
1,941,430		Universal Robina	2,911
151,000		Ve Wong Corp	99
187,721	e	Vector Group Ltd	3,195
6,887	e	Vilmorin & Cie	730
841,818		Vina Concha Y Toro S.A.	1,647
67,431		Viscofan S.A.	2,898
1,402,000		Vitasoy International Holdings Ltd	1,178
351,174		Viterra, Inc	5,571
2,369		Vranken - Pommery Monopole	65
8,865,000		Want Want China Holdings Ltd	10,963
414,000		Wei Chuan Food Corp	420
462,927	*,e	Westway Group, Inc	2,773
1,703,188	e	Wilmar International Ltd	4,911
1,618,000	e	Xiwang Sugar Holdings Co Ltd	154
136,592	e	Yakult Honsha Co Ltd	5,349
86,942		Yamazaki Baking Co Ltd	1,139
2,200,000		Yantai North Andre Juice Co	80
1,490,000	e	YASHILI INTERNATIONAL	231
47,300		Yonekyu Corp	466
378,554		Zeder Investments Ltd	131

		TOTAL FOOD, BEVERAGE & TOBACCO	6,068,608

HEALTH CARE EQUIPMENT & SERVICES - 3.1%
83,533	*,e	Abaxis, Inc	3,091
124,821	*,e	Abiomed, Inc	2,848
123,249	*	Acadia Healthcare Co, Inc	2,162
289,997	*,e	Accretive Health, Inc	3,178
262,241	*,e	Accuray, Inc	1,794
237,146	e	Advanced Medical Solutions Group plc	241
1,167,775		Aetna, Inc	45,275
237,884	*	AGFA-Gevaert NV	389
62,626	*	AGFA-Gevaert NV Bruessel	0	^
114,749	*	Air Methods Corp	11,274
106,258		Alfresa Holdings Corp	5,645
307,650	*	Align Technology, Inc	10,294

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

454,495	*	Allscripts Healthcare Solutions, Inc	$4,968
54,863	*,e	Almost Family, Inc	1,226
223,459	*	Alphatec Holdings, Inc	411
184,846	*,e	Amedisys, Inc	2,301
154,421	*	Amerigroup Corp	10,178
953,028		AmerisourceBergen Corp	37,502
159,600		Amil Participacoes S.A.	1,597
148,480	*,e	AMN Healthcare Services, Inc	880
101,232		Amplifon S.p.A.	473
117,497	*,e	Amsurg Corp	3,523
58,403		Analogic Corp	3,621
55,948	*	Andor Technology Ltd	329
159,184	*	Angiodynamics, Inc	1,912
61,968	*	Anika Therapeutics, Inc	842
186,199		Ansell Ltd	2,531
337,563	*,e	Antares Pharma, Inc	1,229
23,582		Apollo Hospitals Enterprise Ltd	261
46,052		Arseus NV	813
180,185	*,e	Arthrocare Corp	5,276
11,600		Asahi Intecc Co Ltd	304
68,594		Assisted Living Concepts, Inc (A Shares)	975
138,217	*,e	athenahealth, Inc	10,943
54,609	*,e	AtriCure, Inc	525
5,978		Atrion Corp	1,225
2,108,200		Bangkok Chain Hospital PCL	644
270,987		Bard (C.R.), Inc	29,115
3,647,629		Baxter International, Inc	193,871
335,612		Becton Dickinson & Co	25,087
91,061	*,e	Bio-Reference Labs, Inc	2,393
163,797	*	BioScrip, Inc	1,217
1,132,000	*,e	Biosensors International Group Ltd	1,023
18,900		BML, Inc	472
4,801,939	*	Boston Scientific Corp	27,227
130,785	*	Brookdale Senior Living, Inc	2,320
497,600		Bumrungrad Hospital PCL	1,102
79,855		Cantel Medical Corp	2,176
108,085	*,e	Capital Senior Living Corp	1,146
2,293,312		Cardinal Health, Inc	96,319
69,314	*,e	Cardiovascular Systems, Inc	679
556,669	*	CareFusion Corp	14,295
56,791		Carl Zeiss Meditec AG.	1,370
2,311	*,e	Carmat	323
82,015	*,e	Catalyst Health Solutions, Inc	7,663
47,940	e	Celesio AG.	785
242,807	*,e	Centene Corp	7,323
880,300	*	Cerner Corp	72,766
194,611	*,e	Cerus Corp	646
49,659	*	CHA Bio & Diostech Co Ltd	399
77,057	e	Chemed Corp	4,657
49,123	*,e	Chindex International, Inc	481
1,101,374		Cigna Corp	48,460
135,017	e	CML Healthcare Income Fund	1,273

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

86,685	e	Cochlear Ltd	$5,887
79,626	e	Coloplast AS (Class B)	14,317
220,872	*	Community Health Systems, Inc	6,191
340,952		Compagnie Generale d’Optique Essilor International S.A.	31,674
48,122		Computer Programs & Systems, Inc	2,753
115,786	*,e	Conceptus, Inc	2,295
117,778		Conmed Corp	3,259
358,443		Cooper Cos, Inc	28,589
36,016	*,e	Corvel Corp	1,765
352,864		Coventry Health Care, Inc	11,218
1,367,928		Covidien plc	73,184
26,100		Cremer S.A.	216
112,985	*	Cross Country Healthcare, Inc	494
91,908		Cruz Blanca Salud S.A.	97
120,880	*	CryoLife, Inc	632
26,930	*	Curexo, Inc	172
151,571	*	Cyberonics, Inc	6,812
63,721	*,e	Cynosure, Inc (Class A)	1,348
451,081	*	DaVita, Inc	44,301
324,831	e	Dentsply International, Inc	12,282
34,407	*,e	Derma Sciences, Inc	328
253,484	*	DexCom, Inc	3,285
298,400		Diagnosticos da America S.A.	1,963
39,752	e	DiaSorin S.p.A.	1,158
19,439	e	Draegerwerk AG.	1,920
4,927		Draegerwerk AG. & Co KGaA	437
611,668	*	Edwards Lifesciences Corp	63,185
66,437		Elekta AB (B Shares)	3,036
114,737	*,e	Emeritus Corp	1,931
204,339	*	Endologix, Inc	3,155
65,060		Ensign Group, Inc	1,839
431,857	*,e	EnteroMedics, Inc	1,490
68,274	*,e	ePocrates, Inc	548
35,375	*,e	Exactech, Inc	593
114,151	*,e	EXamWorks, Inc	1,510
50,000		Excelsior Medical Co Ltd	100
3,437,286	*	Express Scripts Holding Co	191,904
108,400		Extendicare Real Estate Investment Trust	775
487,900		Faber Group BHD	241
710,451	e	Fisher & Paykel Healthcare Corp	1,124
291,431	*	Five Star Quality Care, Inc	895
152,907		Fleury S.A.	1,941
81,549	*	Fortis Healthcare Ltd	149
299,977		Fresenius Medical Care AG.	21,187
110,345		Fresenius SE	11,425
10,364	e	Galenica AG.	6,593
73,134	*	Gen-Probe, Inc	6,012
219,498	*,e	Gentiva Health Services, Inc	1,521
549,666		Getinge AB (B Shares)	13,640
65,000		Ginko International Co Ltd	680
22,928	*	Given Imaging Ltd	365
492,543		GN Store Nord	5,954

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

16,660,212	*	Golden Meditech Co Ltd	$1,770
123,392	*	Greatbatch, Inc	2,802
49,000		Green Hospital Supply, Inc	1,181
43,705	*,e	Greenway Medical Technologies	713
119,376	*	Haemonetics Corp	8,847
139,894	*,e	Hanger Orthopedic Group, Inc	3,587
176,143	*,e	Hansen Medical, Inc	400
607,800		Hartalega Holdings BHD	772
758,737		HCA Holdings, Inc	23,088
610,050	*	Health Management Associates, Inc (Class A)	4,789
253,309	*	Health Net, Inc	6,148
842,005	*	Healthsouth Corp	19,585
117,125	*,e	HealthStream, Inc	3,045
139,945	*,e	Healthways, Inc	1,117
52,395	*,e	HeartWare International, Inc	4,653
491,754	*	Henry Schein, Inc	38,598
212,744		Hill-Rom Holdings, Inc	6,563
849,453		Hitachi Medical Corp	11,968
323,524	*	HMS Holdings Corp	10,777
38,200		Hogy Medical Co Ltd	1,743
1,407,332	*,e	Hologic, Inc	25,388
952,210		Humana, Inc	73,739
46,862	*	ICU Medical, Inc	2,501
243,814	*,e	Idexx Laboratories, Inc	23,438
43,268		Immunodiagnostic Systems Holdings plc	210
175,848	*	Insulet Corp	3,758
98,156	*	Integra LifeSciences Holdings Corp	3,649
38,556	*	Integramed America, Inc	534
254,002	*	Intuitive Surgical, Inc	140,664
148,473	e	Invacare Corp	2,291
202,806	*,e	Inverness Medical Innovations, Inc	3,943
25,315		Ion Beam Applications	134
60,452	*,e	IPC The Hospitalist Co, Inc	2,740
74,923	*,e	IRIS International, Inc	847
93,000	*,e	Jeol Ltd	232
288,338	*	Kindred Healthcare, Inc	2,834
271,100		Kossan Rubber Industries	276
1,318,500		KPJ Healthcare BHD	2,451
171,936	*	Laboratory Corp of America Holdings	15,923
35,341		Landauer, Inc	2,026
434,500		Latexx Partners BHD	201
54,691	*,e	LHC Group, Inc	928
2,426,211		Life Healthcare Group Holdings Pte Ltd	9,253
114,575	*,e	LifePoint Hospitals, Inc	4,695
222,553	e	Lincare Holdings, Inc	7,571
108,073	*	Magellan Health Services, Inc	4,899
299,940	*,e	MAKO Surgical Corp	7,681
7,500		Mani, Inc	267
290,904		Masimo Corp	6,510
6,157	*	Mauna Kea Technologies	73
1,596,652		McKesson Corp	149,686
286,895	*,e	MedAssets, Inc	3,859

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

80,790		Medica	$1,289
62,700		Medical Facilities Corp	818
301,578		Mediceo Paltac Holdings Co Ltd	4,272
81,970	*	Medidata Solutions, Inc	2,678
8,972	*	Mediware Information Systems	131
1,886,951		Medtronic, Inc	73,082
212,773	*,e	Merge Healthcare, Inc	608
154,702	e	Meridian Bioscience, Inc	3,165
172,434	*,e	Merit Medical Systems, Inc	2,381
174	e	Message Co Ltd	553
159,762	*,e	Metropolitan Health Networks, Inc	1,529
185,000		Microlife Corp	301
719,000		Microport Scientific Corp	307
157,078		Miraca Holdings, Inc	6,522
137,758	*,e	MModal, Inc	1,788
174,708	*	Molina Healthcare, Inc	4,099
48,165	*	MWI Veterinary Supply, Inc	4,950
23,136		Nagaileben Co Ltd	340
37,321	e	National Healthcare Corp	1,688
9,287	e	National Research Corp	486
176,598	*,e	Natus Medical, Inc	2,052
89,226	*	Neogen Corp	4,122
344,835	*,e	Neoprobe Corp	1,283
1,844,322		Network Healthcare Holdings Ltd	3,612
197,800		Nichii Gakkan Co	1,831
59,200		Nihon Kohden Corp	1,807
77,767		Nikkiso Co Ltd	817
138,732	e	Nipro Corp	872
166,087	e	Nobel Biocare Holding AG.	1,720
240,631	*	NuVasive, Inc	6,102
176,521	*,e	NxStage Medical, Inc	2,958
361,600		Odontoprev S.A.	1,836
881,600	*,e	Olympus Corp	14,286
158,778		Omnicare, Inc	4,959
148,893	*	Omnicell, Inc	2,180
125,067		OPG Groep NV	1,539
139,239		Opto Circuits India Ltd	386
179,872	*	OraSure Technologies, Inc	2,022
244,497	*,e	Oriola-KD Oyj (B Shares)	603
37,628		Orpea	1,301
116,997	*	Orthofix International NV	4,826
9,784	*	Osstem Implant Co Ltd	138
234,915	e	Owens & Minor, Inc	7,195
52,264		Pacific Hospital Supply Co Ltd	158
83,309	*,e	Palomar Medical Technologies, Inc	708
19,700		Paramount Bed Holdings Co Ltd	606
254,149		Patterson Cos, Inc	8,761
36,553	*,e	PDI, Inc	301
166,795	*	Pediatrix Medical Group, Inc	11,432
4,189		Pharmaniaga BHD	13
104,674	*	PharMerica Corp	1,143
20,594		Phonak Holding AG.	1,992

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

48,433	*,e	PhotoMedex, Inc	$588
302,000	*	Pihsiang Machinery Manufacturing Co Ltd	359
2,087,611	e	Primary Health Care Ltd	6,354
48,400		Profarma Distribuidora de Produtos Farmaceuticos S.A.	243
67,079	*	Providence Service Corp	920
1,300	*,e	Psc, Inc	157
466,805	*	PSS World Medical, Inc	9,798
8,484	*	PZ Cormay S.A.	28
148,772	e	Quality Systems, Inc	4,093
396,683	e	Quest Diagnostics, Inc	23,761
103,683	*,e	Quidel Corp	1,626
295,000	e	Raffles Medical Group Ltd	516
433,398		Ramsay Health Care Ltd	10,070
231,714	*	Resmed, Inc	7,229
190,368		Rhoen Klinikum AG.	4,559
38,793	*,e	Rochester Medical Corp	417
89,034	*,e	Rockwell Medical Technologies, Inc	829
364,550	*	RTI Biologics, Inc	1,371
558,550		Ryman Healthcare Ltd	1,551
20,142		Sartorius AG.	1,335
7,556		Sartorius Stedim Biotech	554
574,522		Selcuk Ecza Deposu Ticaret ve Sanayi AS	570
140,681	*,e	Select Medical Holdings Corp	1,422
2,390,000	e	Shandong Weigao Group Medical Polymer Co Ltd	2,668
811,200	e	Shanghai Pharmaceuticals Holding Co Ltd	1,020
162,678		Shenzhen Accord Pharmaceutical Co Ltd	384
3,001,452		Sigma Pharmaceuticals Ltd	1,888
1,094,000	e	Sinopharm Group Co	3,041
169,822	*	Sirona Dental Systems, Inc	7,644
275,374	*	Skilled Healthcare Group, Inc (Class A)	1,729
227,792		Smith & Nephew plc	2,278
238,497	*,e	Solta Medical, Inc	699
256	e	So-net M3, Inc	1,225
427,258		Sonic Healthcare Ltd	5,588
342,858	*	Sorin S.p.A.	746
130,093	*	Spectranetics Corp	1,486
1,970,538		St. Jude Medical, Inc	78,644
79,000		St. Shine Optical Co Ltd	884
175,188	*	Staar Surgical Co	1,361
216,427		STERIS Corp	6,789
8,659		Stratec Biomedical Systems AG.	385
7,411	e	Straumann Holding AG.	1,090
1,065,812		Stryker Corp	58,726
163,529	*,e	Sun Healthcare Group, Inc	1,369
213,765	*,e	Sunrise Senior Living, Inc	1,558
523,600		Supermax Corp BHD	343
87,389	*	SurModics, Inc	1,512
130,754		Suzuken Co Ltd	4,414
1,134,812	*,e	SXC Health Solutions Corp	112,585
122,374	*	SXC Health Solutions Corp (Toronto)	12,153
138,751	*,e	Symmetry Medical, Inc	1,190
119,319		Synergy Healthcare plc	1,686

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

29,263		Sysmex Corp	$1,157
146,376	*	Team Health Holdings, Inc	3,526
52,085		Teleflex, Inc	3,172
123,700	*	Tempo Participacoes S.A.	271
1,032,538	*,e	Tenet Healthcare Corp	5,411
156,316		Terumo Corp	6,424
156,259	*	Thoratec Corp	5,247
136,100	e	Toho Pharmaceutical Co Ltd	2,762
14,700	*	Tokai Corp (GIFU)	338
625,400		Top Glove Corp BHD	1,029
56,060	*,e	Tornier BV	1,257
362,000		Trauson Holdings Co Ltd	145
72,259	*,e	Triple-S Management Corp (Class B)	1,321
278,385	*,e	Unilife Corp	941
537,981		United Drug plc	1,412
5,602,228		UnitedHealth Group, Inc	327,730
139,305		Universal American Corp	1,467
219,077		Universal Health Services, Inc (Class B)	9,455
67,741	e	US Physical Therapy, Inc	1,723
11,996	e	Utah Medical Products, Inc	402
118,976	*,e	Vanguard Health Systems, Inc	1,058
464,600	*	Varian Medical Systems, Inc	28,234
68,487	*,e	Vascular Solutions, Inc	860
253,675	*	VCA Antech, Inc	5,576
65,500	e	VITAL KSK Holdings, Inc	616
24,393	*,e	Vocera Communications, Inc	653
196,064	*,e	Volcano Corp	5,617
289,631	*	WellCare Health Plans, Inc	15,350
1,381,532		WellPoint, Inc	88,128
126,236		West Pharmaceutical Services, Inc	6,374
8,664	*,e	William Demant Holding	779
159,654	*,e	Wright Medical Group, Inc	3,409
23,433		Young Innovations, Inc	808
63,003	*,e	Zeltiq Aesthetics, Inc	353
794,960		Zimmer Holdings, Inc	51,164

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	3,161,137

HOUSEHOLD & PERSONAL PRODUCTS - 1.5%
11,707		Able C&C Co Ltd	588
27,700	*	Aderans Co Ltd	340
6,338		Amorepacific Corp	5,892
32,244	*	Atrium Innovations Inc	347
993,324		Avon Products, Inc	16,102
2,004,000	*,e	BaWang International Group Holding Ltd	157
605,429		Beiersdorf AG.	39,248
162,602	*,e	Central Garden and Pet Co (Class A)	1,771
656,157		Church & Dwight Co, Inc	36,397
353,238		Clorox Co	25,596
2,606,119		Colgate-Palmolive Co	271,297
12,590		Cosmax, Inc	280
327,722		Dabur India Ltd	675
138	e	Dr Ci:Labo Co Ltd	471

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

130,773	*	Elizabeth Arden, Inc	$5,075
5,491		Emami Ltd	49
215,163	*	Energizer Holdings, Inc	16,191
1,593,354		Estee Lauder Cos (Class A)	86,232
72,500		Fancl Corp	905
78,586	e	Female Health Co	461
2,898	*	Genic Co Ltd	126
16,084		Godrej Consumer Products Ltd	167
454,000		Grape King Industrial Co	859
188,959	*,e	Harbinger Group, Inc	1,472
974,000		Hengan International Group Co Ltd	9,488
66,409		Henkel KGaA	3,685
835,041		Henkel KGaA (Preference)	55,485
1,747,441	e	Herbalife Ltd	84,454
1,418,891		Hindustan Lever Ltd	11,587
433,725		Hypermarcas S.A.	2,563
7,867		Inter Parfums S.A.	201
54,746		Inter Parfums, Inc	945
17,813		JW Shinyak Corp	114
507,404		Kao Corp	13,993
945,316		Kimberly-Clark Corp	79,189
2,150,137		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	4,225
34,000		Kobayashi Pharmaceutical Co Ltd	1,891
14,880		Korea Kolmar Co Ltd	149
41,500		Kose Corp	982
17,909		LG Household & Health Care Ltd	9,662
347,000	e	Lion Corp	1,904
92,872		L’Oreal S.A.	10,867
465,600		Magic Holdings international Ltd	164
72,279		Mandom Corp	1,837
311,152		Mcbride plc	604
70,145	*,e	Medifast, Inc	1,380
375,082		Microbio Co Ltd	468
12,200		Milbon Co Ltd	373
240,238		Natura Cosmeticos S.A.	5,622
43,221	e	Nature’s Sunshine Products, Inc	653
281,619	e	Nu Skin Enterprises, Inc (Class A)	13,208
46,202	*	Nutraceutical International Corp	705
2,584,000	e	NVC Lighting Holdings Ltd	492
21,478	e	Oil-Dri Corp of America	470
28,048	e	Orchids Paper Products Co	496
87,883	e	Oriflame Cosmetics S.A.	2,947
9,059		Pacific Corp	2,614
20,800		Pigeon Corp	911
109,200		Pola Orbis Holdings, Inc	3,376
225,368	*	Prestige Brands Holdings, Inc	3,563
599,000	e	Prince Frog International Holdings Ltd	216
10,016,379		Procter & Gamble Co	613,503
3,146,000		PT Unilever Indonesia Tbk	7,716
363,182	e	PZ Cussons plc	1,798
2,007,757		Reckitt Benckiser Group plc	106,124
41,019	*,e	Revlon, Inc (Class A)	584

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

929,000		Ruinian International Ltd	$207
45,126		Schiff Nutrition International, Inc	810
91,411		Shiseido Co Ltd	1,442
87,657	*	Spectrum Brands, Inc	2,855
123,205		Uni-Charm Corp	7,013
25,929	*,e	USANA Health Sciences, Inc	1,066
750,000	e	Vinda International Holdings Ltd	1,120
88,594	e	WD-40 Co	4,413

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,590,832

INSURANCE - 3.5%
3,461,601	e	ACE Ltd	256,608
151,026	e	Admiral Group plc	2,817
347,952		Aegon NV	1,614
1,191,810		Aflac, Inc	50,759
16,001,007		AIA Group Ltd	55,268
13,511		Aksigorta AS	14
20,949	*	Alleghany Corp	7,117
993,073		Allianz AG.	99,888
394,610		Allied World Assurance Co Holdings Ltd	31,360
1,528,756		Allstate Corp	53,644
88,520	*	Alm Brand AS	179
313,536	e	American Equity Investment Life Holding Co	3,452
633,667		American Financial Group, Inc	24,859
963,055	*,e	American International Group, Inc	30,904
9,830		American National Insurance Co	701
60,840	*	American Safety Insurance Holdings Ltd	1,141
76,706	*	Amerisafe, Inc	1,991
724,416		Amlin plc	4,022
3,535,657		AMP Ltd	14,069
92,475	e	Amtrust Financial Services, Inc	2,747
257,614		Anadolu Hayat Emeklilik AS	592
450,254		Anadolu Sigorta	217
1,713,001		Aon plc	80,134
34,475		April Group	490
621,175	*,e	Arch Capital Group Ltd	24,654
121,265		Argo Group International Holdings Ltd	3,549
192,602		Arthur J. Gallagher & Co	6,755
656,427	e	Aspen Insurance Holdings Ltd	18,971
417,878		Assicurazioni Generali S.p.A.	5,666
116,231		Assurant, Inc	4,049
279,034		Assured Guaranty Ltd	3,934
1,212,706		Aviva plc	5,193
3,762,111	e	AXA S.A.	50,295
1,643,005		Axis Capital Holdings Ltd	53,480
4,146		Bajaj Finserv Ltd	51
36,939	e	Baldwin & Lyons, Inc (Class B)	858
33,410		Baloise Holding AG.	2,207
115,500		Bangkok Life Assurance PCL	172
299,300		Bangkok Life Assurance PCL (ADR)	446
1,208,417		Beazley plc	2,612
55	*	Berkshire Hathaway, Inc	6,872

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

6,636,365	*	Berkshire Hathaway, Inc (Class B)	$553,008
342,000		Brazil Insurance Participco	3,039
155,348		Brown & Brown, Inc	4,236
8,781,492		Cathay Financial Holding Co Ltd	8,714
883,230		Catlin Group Ltd	5,894
104,000		Central Reinsurance Co Ltd	43
189,301		Chesnara plc	520
1,239,308	*	China Insurance International Holdings Co Ltd	2,018
12,197,419		China Life Insurance Co Ltd	32,122
3,671,040		China Life Insurance Co Ltd (Taiwan)	3,474
3,592,600		China Pacific Insurance Group Co Ltd	11,724
632,530		Chubb Corp	46,061
22,369	*	CIG Pannonia Life Insurance plc	31
205,425	e	Cincinnati Financial Corp	7,821
153,439	*,e	Citizens, Inc (Class A)	1,496
26,645		Clal Insurance	264
859,845		ClearView Wealth Ltd	407
34,730		CNA Financial Corp	963
302,291	e	CNP Assurances	3,692
1,020,012		Conseco, Inc	7,956
1,362,391	e	Corp Mapfre S.A.	2,772
113,531	e	Crawford & Co (Class B)	464
19,535		Dai-ichi Mutual Life Insurance Co	22,624
21,752		Delta Lloyd NV	303
431,060		Discovery Holdings Ltd	2,745
32,118		Donegal Group, Inc (Class A)	427
144,424		Dongbu Insurance Co Ltd	5,332
24,431		Eastern Insurance Holdings, Inc	415
83,247	*	eHealth, Inc	1,341
26,575		EMC Insurance Group, Inc	537
132,727	e	Employers Holdings, Inc	2,394
55,665		Endurance Specialty Holdings Ltd	2,133
33,203	*	Enstar Group Ltd	3,285
43,488		Erie Indemnity Co (Class A)	3,114
34,348		Euler Hermes S.A.	2,223
363,801		Everest Re Group Ltd	37,650
19,668		Fairfax Financial Holdings Ltd	7,788
49,379		FBD Holdings plc	505
44,934		FBL Financial Group, Inc (Class A)	1,259
922,404		Fidelity National Title Group, Inc (Class A)	17,766
540,190		First American Financial Corp	9,162
191,986	e	Flagstone Reinsurance Holdings Ltd	1,538
58,742	*,e	Fondiaria-Sai S.p.A RSP	36
248,864	*,a,e	Fondiaria-Sai S.p.A.	296
14,041	*	Fortegra Financial Corp	112
2,237,387		Fortis	4,443
761,573	*	Genworth Financial, Inc (Class A)	4,311
137,650	e	Gjensidige Forsikring BA	1,604
774,714		Great-West Lifeco, Inc	16,794
113,365	*	Greenlight Capital Re Ltd (Class A)	2,882
57,430		Grupo Catalana Occidente S.A.	819
58,266	*	Hallmark Financial Services	454

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

209,723	e	Hannover Rueckversicherung AG.	$12,493
64,982		Hanover Insurance Group, Inc	2,543
38,500	*	Hanwha Non-Life Insurance Co Ltd	202
11,401		Harel Insurance Investments & Finances Ltd	348
732,607	e	Hartford Financial Services Group, Inc	12,916
129,982		HCC Insurance Holdings, Inc	4,081
15,437		Helvetia Holding AG.	4,670
144,615	*,e	Hilltop Holdings, Inc	1,491
578,579		Hiscox Ltd	3,874
28,621	e	Homeowners Choice, Inc	504
246,356		Horace Mann Educators Corp	4,306
265,970		Hyundai Marine & Fire Insurance Co Ltd	6,930
32,267	e	Independence Holding Co	318
127,501		Industrial Alliance Insurance and Financial Services, Inc	3,064
45,813		Infinity Property & Casualty Corp	2,642
203,491		ING Canada, Inc	12,670
2,478,935		Insurance Australia Group Ltd	8,891
2,934	e	Investors Title Co	167
169,523	e	Jardine Lloyd Thompson Group plc	1,863
17,209	e	Kansas City Life Insurance Co	606
65,299		Kemper Corp	2,008
517,300		Korea Life Insurance Co Ltd	2,917
114,595		Korean Reinsurance Co	1,123
412,458		Lancashire Holdings Ltd	5,154
23,162,265		Legal & General Group plc	46,308
166,604		Liberty Holdings Ltd	1,771
107,930		LIG Insurance Co Ltd	2,239
420,512		Lincoln National Corp	9,197
402,374		Loews Corp	16,461
29,280	*	Lotte Non-Life Insurance Co Ltd	130
191,491		Maiden Holdings Ltd	1,662
2,116,343	e	Manulife Financial Corp	23,053
12,466	*	Markel Corp	5,506
2,804,315		Marsh & McLennan Cos, Inc	90,383
1,571,763	e	Max Capital Group Ltd	36,701
188,651	*,e	MBIA, Inc	2,039
324,195	e	Meadowbrook Insurance Group, Inc	2,850
882,615	e	Mediolanum S.p.A.	3,112
29,995	*	Menorah Mivtachim Holdings Ltd	175
34,029		Mercury General Corp	1,418
160,075		Meritz Fire & Marine Insurance Co Ltd	1,580
5,845,300		Metlife, Inc	180,328
1,428,631		Metropolitan Holdings Ltd	3,151
352,760		Migdal Insurance Holdings Ltd	414
990,563	*	Milano Assicurazioni S.p.A.	342
1,154,578		Millea Holdings, Inc	28,972
453,436		Mitsui Sumitomo Insurance Group Holdings, Inc	7,933
196,414	e	Montpelier Re Holdings Ltd	4,182
353,410		Muenchener Rueckver AG.	49,868
159,581	*,e	National Financial Partners Corp	2,138
27,689	e	National Interstate Corp	736
12,080	e	National Western Life Insurance Co (Class A)	1,714

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

43,074	*	Navigators Group, Inc	$2,156
211,500		NKSJ Holdings, Inc	4,502
1,244,834		Old Mutual plc	2,961
334,231		Old Republic International Corp	2,771
140,850	e	OneBeacon Insurance Group Ltd (Class A)	1,834
322,331		PartnerRe Ltd	24,391
415,397	*,e	Phoenix Cos, Inc	768
114,293		Phoenix Group Holdings	859
79,180		Phoenix Holdings Ltd	152
3,698,500		PICC Property & Casualty Co Ltd	4,207
3,502,500	e	Ping An Insurance Group Co of China Ltd	28,321
130,569		Platinum Underwriters Holdings Ltd	4,975
139,131		Porto Seguro S.A.	1,185
768,277	e	Power Corp Of Canada	18,050
495,022	e	Power Financial Corp	12,374
125,484		Powszechny Zaklad Ubezpieczen S.A.	12,619
128,363	e	Presidential Life Corp	1,262
211,524		Primerica, Inc	5,654
2,743,114		Principal Financial Group	71,952
41,309		ProAssurance Corp	3,680
801,974	e	Progressive Corp	16,705
477,777		Protective Life Corp	14,051
5,183,943		Prudential Financial, Inc	251,058
6,526,631		Prudential plc	75,676
88,425,000	*	PT Panin Life Tbk	1,140
2,487,851		QBE Insurance Group Ltd	34,384
136,882		Reinsurance Group of America, Inc (Class A)	7,284
416,976		RenaissanceRe Holdings Ltd	31,694
2,129,004		Resolution Ltd	6,549
90,219		RLI Corp	6,153
989,352		RMI Holdings	2,107
3,938,049		Royal & Sun Alliance Insurance Group plc	6,685
47,915		Safety Insurance Group, Inc	1,947
85,922		Sampo Oyj (A Shares)	2,229
65,568		Samsung Fire & Marine Insurance Co Ltd	13,011
89,274		Samsung Life Insurance Co Ltd	7,295
3,552,011		Sanlam Ltd	15,596
44,084		Santam Ltd	887
26,812		Schweizerische National-Versicherungs-Gesellschaft	944
153,603		SCOR	3,724
85,332	e	SeaBright Insurance Holdings, Inc	759
204,567	e	Selective Insurance Group, Inc	3,562
16,434,195	*	Shin Kong Financial Holding Co Ltd	4,780
460,000		Shinkong Insurance Co Ltd	308
67,296		Societa Cattolica di Assicurazioni SCRL	803
501,638		Sony Financial Holdings, Inc	8,188
268,806		St. James’s Place plc	1,412
57,338		Stancorp Financial Group, Inc	2,131
2,356,952		Standard Life plc	8,630
62,592	e	State Auto Financial Corp	879
116,924	e	Stewart Information Services Corp	1,795
452,748		Storebrand ASA	1,774

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

141,550		Sul America SA	$1,099
965,418	e	Sun Life Financial, Inc	21,004
3,078,477		Suncorp-Metway Ltd	25,724
23,310		Swiss Life Holding	2,197
1,471,048		Swiss Re Ltd	92,737
386,399		Symetra Financial Corp	4,876
689,400		T&D Holdings, Inc	7,344
503,000		Taiwan Fire & Marine Insurance Co	344
924,000		Taiwan Life Insurance Co Ltd	519
166,460		Tong Yang Life Insurance	1,556
14,889	*	Topdanmark AS	2,553
407,935		Torchmark Corp	20,621
137,039	e	Tower Group, Inc	2,860
1,432,340		Travelers Cos, Inc	91,441
11,842		TrygVesta AS	666
13,499	*,e	Unipol Gruppo Finanziario S.p.A	305
18,212	*,e	Unipol Gruppo Finanziario S.p.A (Priv)	205
52,725	*,e	United America Indemnity Ltd	1,068
78,641		United Fire & Casualty Co	1,677
111,079	e	Universal Insurance Holdings, Inc	379
696,162		UnumProvident Corp	13,318
978,449	e	Validus Holdings Ltd	31,340
50,607		Vittoria Assicurazioni S.p.A.	282
490,909		W.R. Berkley Corp	19,106
7,492	e	White Mountains Insurance Group Ltd	3,909
33,141		Wiener Staedtische Allgemeine Versicherung AG.	1,340
2,761,877		XL Capital Ltd	58,110
38,080		Yapi Kredi Sigorta AS	372
221,778		Zurich Financial Services AG.	50,149

		TOTAL INSURANCE	3,581,420

MATERIALS - 6.0%
220,706	e	A. Schulman, Inc	4,381
18,143	e	Acerinox S.A.	203
754,925		ACHEM Technology Corp	389
214,000		Achilles Corp	283
33,131	*,e	ADA-ES, Inc	841
105,581		Adana Cimento	196
113,600		ADEKA Corp	986
1,225,421	e	Adelaide Brighton Ltd	4,020
380,922		Aditya Birla Minerals Ltd	186
29,781	*,e	Advanced Metallurgical Group NV	252
47,153	*	Advansa Sasa Polyester Sanayi AS	32
149,556		Aeci Ltd	1,464
6,963		Aekyung Petrochemical Co Ltd	168
18,957	*	AEP Industries, Inc	826
170,297		African Barrick Gold Ltd	1,035
335,770	*,e	African Minerals Ltd	1,668
163,870	e	African Oxygen Ltd	366
164,869		African Rainbow Minerals Ltd	3,360
89		Afyon Cimento Sanayi TAS	4
148,979		Agnico-Eagle Mines Ltd	6,035

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

428,279	e	Agrium, Inc (Toronto)	$37,957
138,000		Aichi Steel Corp	557
282,934	e	Air Liquide	32,347
673,149	e	Air Products & Chemicals, Inc	54,343
119,311		Air Water, Inc	1,447
387,611		Airgas, Inc	32,563
439,900	e	AK Steel Holding Corp	2,582
117,826		Akcansa Cimento AS	471
197,103		Akzo Nobel NV	9,277
294,570	e	Alamos Gold, Inc	4,600
198,331	e	Albemarle Corp	11,828
23,678	*	Alchemia S.A.	39
1,374,855	e	Alcoa, Inc	12,030
75,500	*	Alexco Resource Corp	333
252,675	*,e	Alkane Resources Ltd	209
137,235		Allegheny Technologies, Inc	4,376
319,139	*	Allied Gold Mining plc	702
244,936	*	Allied Nevada Gold Corp	6,951
385,604	*	Alpek SAB de C.V.	865
174,690		Altri SGPS S.A.	232
736,820		Alumina Ltd	604
6,246,000	e	Aluminum Corp of China Ltd	2,715
39,952	f	AMAG Austria Metall AG.(purchased 02/29/12, cost $918)	878
1,123,391		Ambuja Cements Ltd	3,525
95,584		AMCOL International Corp	2,706
1,285,889		Amcor Ltd	9,387
136,724	e	American Vanguard Corp	3,636
192,075	*,e	Ampella Mining Ltd	101
3,657,000		AMVIG Holdings Ltd	1,619
264,482		Anadolu Cam Sanayii AS	387
598,700	*	Anatolia Minerals Development Ltd	3,240
2,078,720	e	Angang New Steel Co Ltd	1,152
1,482,656		Anglo American plc (London)	48,728
78,946	e	Anglo Platinum Ltd	4,702
857,450		AngloGold Ashanti Ltd	29,285
2,713,804	e	Anhui Conch Cement Co Ltd	7,467
158,000		ANN JOO Resources BHD	84
2,011,982		Antofagasta plc	34,417
207,842	e	APERAM	2,744
92,144		Aptargroup, Inc	4,704
621,585	e	Aquarius Platinum Ltd	456
73,202	*,e	Arabian American Development Co	709
544,999	e	ArcelorMittal	8,338
128,100	*,e	Argonaut Gold, Inc	966
127,020		Arkema	8,328
4,581,456	*	Arrium Ltd	4,132
75,723	e	Asahi Holdings, Inc	1,534
2,864,352		Asahi Kasei Corp	15,527
94,000		Asahi Organic Chemicals Industry Co Ltd	236
1,760,191		Ashland, Inc	121,999
2,367,000	e	Asia Cement China Holdings Corp	1,063
7,650		Asia Cement Co Ltd	289
5,039,923		Asia Cement Corp	6,380

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

48,300		Asia Plastic Recycling Holding Ltd	$128
203,750		Asia Polymer	217
33,313		Asian Paints Ltd	2,325
251,681	*	Aspire Mining Ltd	40
117,769		Associated Cement Co Ltd	2,688
52,201	e	Assore Ltd	1,909
677,200	*	Atlas Consolidated Mining & Development	291
1,055,042		Atlas Iron Ltd	2,222
187,200	*	Augusta Resource Corp	316
17,276	e	Auriga Industries (Class B)	209
421,511	*	Aurizon Mines Ltd	1,913
125,200	*,e	Avalon Rare Metals, Inc	189
521,200	*	Avion Gold Corp	233
231,192		Avocet Mining plc	327
661,566		AZ Electronic Materials S.A.	2,977
868,835	*	B2Gold Corp	2,611
5,899		Bagfas Bandirma Gubre Fabrik	565
135,443	e	Balchem Corp	4,417
898,002	e	Ball Corp	36,863
264,598		Ballarpur Industries Ltd	99
243,100	*	Banro Corp	891
671,238		Barrick Gold Corp	25,218
2,858,480	e	Barrick Gold Corp (Canada)	107,674
1,484,335		BASF AG.	103,212
3,038		BASF India Ltd	31
759,728	*,e	Bathurst Resources Ltd	301
59,397		Baticim Bati Anadolu Cimento Sanayii AS	219
5,096		Bayer CropScience Ltd	77
1,893,500	e	BBMG Corp	1,335
39,382	*	BC Iron Ltd	105
751,278	*	Beadell Resources Ltd	486
134,972		Bemis Co, Inc	4,230
49,361		Berger Paints India Ltd	122
4,681,654		BHP Billiton Ltd	152,492
3,463,442		BHP Billiton plc	98,439
220,072	e	Billerud AB	2,038
6,624,401	*	BlueScope Steel Ltd	2,060
1,630	*	BNG Steel Co Ltd	15
475,120	e	Boise, Inc	3,126
49,014		Boliden AB	684
604,758	e	Boral Ltd	1,843
10,943		Borusan Mannesmann Boru Sanayi	170
5,862,759	*	Boryszew S.A.	1,064
303,193		Bradespar S.A.	4,972
179,428		Braskem S.A.	1,195
74,858		Brush Engineered Materials, Inc	1,724
160,773		Buckeye Technologies, Inc	4,580
136,550		Bursa Cimento	360
102,997	e	Buzzi Unicem S.p.A.	969
55,006		Buzzi Unicem S.p.A. RSP	251
9,700		C Uyemura & Co Ltd	367
309,502		Cabot Corp	12,597

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

497,375	*	Calgon Carbon Corp	$7,073
279,700	e	Canexus Corp	2,192
138,168	*,e	Canfor Corp	1,648
90,900		Canfor Pulp Products, Inc	960
93,043		CAP S.A.	3,436
549,962	*,e	Cape Lambert Resources Ltd	180
82,550		Capro Corp	1,224
372,811	*	Capstone Mining Corp	817
61,423		Carpenter Technology Corp	2,938
119,852		Cascades, Inc	494
60,669	*,e	Castle (A.M.) & Co	644
51,744		CCL Industries	1,898
450,697		Celanese Corp (Series A)	15,603
81,180		Cementir S.p.A.	152
754,447		Cementos Argos S.A.	2,962
101,357	*	Cementos Pacasmayo SAA (ADR)	1,027
15,268	*	Cementos Portland Valderrivas S.A.	78
24,729,476	*,e	Cemex S.A. de C.V.	16,629
1,353,317	*	Centamin plc	1,475
347,645		Centerra Gold, Inc	2,431
220,501	*,e	Century Aluminum Co	1,616
103,882		Century Textile & Industries Ltd	581
734,652		CF Industries Holdings, Inc	142,331
401,166		Chambal Fertilizers & Chemicals Ltd	527
26,863	e	Chase Corp	355
58,652		Cheil Industries, Inc	5,175
477,980	*	Chemtura	6,931
2,326,560		Cheng Loong Corp	880
1,013,520		Chia Hsin Cement Corp	463
710,000		Chiho-Tiande Group Ltd	377
5,814,000		China BlueChemical Ltd	3,325
59,000		China General Plastics Corp	19
882,000		China Glass Holdings Ltd	116
280,000		China Hi-ment Corp	458
670,000	*	China Manmade Fibers Corp	205
354,240		China Metal Products	219
5,712,500	e	China Metal Recycling Holdings Ltd	4,247
4,994,000	*	China Mining Resources Group Ltd	73
7,296,278	e	China National Building Material Co Ltd	7,971
646,000		China Nickel Resources Holding Co Ltd	49
5,163,500		China Petrochemical Development Corp	4,371
1,488,000	*,e	China Precious Metal Resources Holdings Co Ltd	249
1,422,000	e	China Rare Earth Holdings Ltd	375
3,004,000	e	China Resources Cement Holdings Ltd	1,763
1,450,000	e	China Sanjiang Fine Chemicals	373
2,881,000		China Shanshui Cement Group Ltd	1,988
193,000		China Steel Chemical Corp	883
14,595,550		China Steel Corp	13,739
819,500		China Sunshine Paper Holdings Co Ltd	94
937,000		China Synthetic Rubber Corp	878
6,700,000	*,e	China Timber Resources Group Ltd	239
663,000	e	China Vanadium Titano-Magnetite Mining Co Ltd	109

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

568,000		China XLX Fertiliser Ltd	$138
4,701,200	e	China Zhongwang Holdings Ltd	1,812
496,000	*,e	Chongqing Iron & Steel Co Ltd	68
1,269,103		Christian Hansen Holding	32,699
5,775,000	e	Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd	1,657
202,000		Chuetsu Pulp & Paper Co Ltd	384
77,000		Chugoku Marine Paints Ltd	372
1,370,910		Chun Yuan Steel	565
1,344,720		Chung Hung Steel Corp	366
169,950		Chung Hwa Pulp Corp	53
324,198		Cia de Minas Buenaventura S.A. (ADR) (Series B)	12,313
463,786	*	Cia Minera Atacocha S.A.	78
214,200	e	Cia Minera Autlan SAB de C.V.	232
854,136		Cia Siderurgica Nacional S.A.	4,839
112,930	*	Ciech S.A.	707
8,297		Ciments Francais S.A.	503
34,312		Cimpor Cimentos de Portugal S.A.	134
193,178		Cimsa Cimento Sanayi Ve Tica	894
1,108,000		Citic Dameng Holdings	119
3,389,650		Clariant AG.	33,498
2,984		Clariant Chemicals India Ltd	33
87,937	*,e	Clearwater Paper Corp	3,000
1,604,256		Cleveland-Cliffs, Inc	79,074
198,500	*,e	Cline Mining Corp	156
466,704	*	Coeur d’Alene Mines Corp	8,195
128,700	*	Colossus Minerals, Inc	448
154,684		Commercial Metals Co	1,955
86,132	*	Companhia Vale do Rio Doce	0	^
313,100		Companhia Vale do Rio Doce (ADR)	6,215
88,450	e	Compass Minerals International, Inc	6,747
129,100	*	Copper Mountain Mining Corp	424
409,024		Corp Aceros Arequipa S.A.	256
7,010	*	Cosmochemical Co Ltd	72
2,454,000		CPMC Holdings Ltd	1,506
147,391		CRH plc	2,824
655,268		Croda International plc	23,282
120,700	*,e	Cronus Resources Ltd	781
797,374	*	Crown Holdings, Inc	27,501
374,600		CSC Steel Holdings BHD	149
1,803,480		CSG Holding Co Ltd	1,214
25,040,000	*	CST Mining Group Ltd	399
140,972	*,e	Cudeco Ltd	465
1,989,243		Cytec Industries, Inc	116,649
314,000		Da Ming International Holdings Ltd	49
280,000	e	Dai Nippon Toryo Co Ltd	311
1,112,309		Daicel Chemical Industries Ltd	6,842
344,626		Daido Steel Co Ltd	2,148
149,000		Daiken Corp	407
142,857		Dainichiseika Color & Chemicals Manufacturing Co Ltd	622
1,041,845		Dainippon Ink and Chemicals, Inc	2,032
213,872		Daio Paper Corp	1,349

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

138,000		Daiso Co Ltd	$417
20,639		DC Chemical Co Ltd	4,130
16,565		Deepak Fertilizers & Petrochemicals Corp Ltd	40
40,399		Deltic Timber Corp	2,463
689,405		Denki Kagaku Kogyo KK	2,410
162,532	*	Detour Gold Corp	3,274
498,515	*,e	Discovery Metals Ltd	726
397,368		Domtar Corp	30,482
23,360		Dongbu Steel Co Ltd	94
5,478		Dongil Industries Co Ltd	228
67,414		Dongjin Semichem Co Ltd	225
67,948		Dongkuk Industries Co Ltd	235
40,600		Dongkuk Steel Mill Co Ltd	551
3,180,000	e	Dongyue Group	1,496
3,433,247		Dow Chemical Co	108,147
456,000	e	Dowa Holdings Co Ltd	2,828
654,072		DRDGOLD Ltd	429
1,295,987		DS Smith plc	2,992
509,063		DSM NV	25,097
2,712,243	e	Du Pont (E.I.) de Nemours & Co	137,158
1,087,285	e	DuluxGroup Ltd	3,376
138,400	*	Dundee Precious Metals, Inc	833
235,363		Eagle Materials, Inc	8,788
24,300		Earth Chemical Co Ltd	890
1,252,485	*	Eastern Platinum Ltd	265
707,322		Eastman Chemical Co	35,628
157,321	*	Eco Oro Minerals Corp	269
1,126,050	e	Ecolab, Inc	77,168
4,810		EG Corp	288
2,735	*	Egyptian Financial & Industrial Co	5
15,074		EID Parry India Ltd	48
447,802		El Ezz Steel Co	529
941,516		Eldorado Gold Corp	11,597
176,642	*	Elemental Minerals Ltd	118
1,171,344		Elementis plc	3,651
1,458,264		Empresas CMPC S.A.	5,817
11,407	*	EMS-Chemie Holding AG.	2,081
102,300	*,e	Endeavour Mining Corp	223
153,139	*	Endeavour Mining Corp (ADR)	331
239,000	*,e	Endeavour Silver Corp	1,932
1,181,981		Eregli Demir ve Celik Fabrikalari TAS	1,318
842,994		Eternal Chemical Co Ltd	635
162,200		Eternit S.A.	887
701,659		Eurasian Natural Resources Corp	4,579
655,700		Evergreen Fibreboard BHD	181
543,400		Everlight Chemical Industrial Corp	336
547,694	*	Evolution Mining Ltd	832
284,795		Evraz plc	1,168
96,100	*	Exeter Newco	397
178,900	*,e	Exeter Resource Corp	297
732,050		Feng Hsin Iron & Steel Co	1,233
116,300		Ferbasa-Ferro Ligas DA Bahia	654

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

840,290		Ferrexpo plc	$2,845
345,726	*,e	Ferro Corp	1,660
288,600	*	Fertilizantes Heringer S.A.	1,792
279,759		Fibria Celulose S.A.	2,073
3,241,772		Filtrona plc	24,316
234,600	*	First Majestic Silver Corp	3,387
879,109		First Quantum Minerals Ltd	15,543
1,992,349	e	Fletcher Building Ltd	9,430
198,852	*,e	Flotek Industries, Inc	1,857
878,498	e	FMC Corp	46,982
5,437,615	*	Focus Minerals Ltd	207
28,690	*	Foosung Co Ltd	133
4,874,403		Formosa Chemicals & Fibre Corp	12,915
5,658,331		Formosa Plastics Corp	15,249
405,000		Formosan Rubber Group, Inc	270
1,116,120		Formosan Union Chemical	760
6,161,509	e	Fortescue Metals Group Ltd	31,483
13,900	*	Fortress Paper Ltd	248
164,400	*,e	Fortuna Silver Mines, Inc	562
4,793,200		Fosun International	2,511
14,300		FP Corp	887
212,543	*,e	Franco-Nevada Corp	9,612
4,045,064		Freeport-McMoRan Copper & Gold, Inc (Class B)	137,815
1,837,762		Fresnillo plc	42,096
58,655		Frutarom Industries Ltd	552
27,453		Fuchs Petrolub AG.	1,406
48,446		Fuchs Petrolub AG. (Preference)	2,660
1,351,000	e	Fufeng Group Ltd	513
53,652	e	Fuji Seal International, Inc	1,024
18,700		Fujimi, Inc	278
323,000	e	Furukawa-Sky Aluminum Corp	977
14,561,800	e	Fushan International Energy Group Ltd	3,797
72,009	e	FutureFuel Corp	757
10,974,800	*	G J Steel PCL	45
5,146,900	*	G Steel PCL	60
359,670	*,e	Gabriel Resources Ltd	548
423,705	*,e	Gammon Gold, Inc	3,404
208,211	*	Gem Diamonds Ltd	641
245,001	*,e	General Moly, Inc	769
1,577,673	e	Georgia Gulf Corp	40,499
1,035,802		Gerdau S.A. (Preference)	9,128
997,589	*,e	Gindalbie Metals Ltd	457
28,082		Givaudan S.A.	27,562
268,501		Glatfelter	4,395
477,200	*	Gleichen Resources Ltd	773
725,209	e	Glencore International AG.	3,363
258,914	e	Globe Specialty Metals, Inc	3,477
279,844	*	Gloria Material Technology Corp	255
414,000		Godo Steel Ltd	937
78,783		Godrej Industries Ltd	345
1,084,250		Gold Fields Ltd	13,791
191,147	*	Gold Reserve, Inc	667

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

107,950	e	Gold Resource Corp	$2,806
858,826		Goldcorp, Inc	32,334
95,349	*,e	Golden Minerals Co	430
1,152,652	*,e	Golden Star Resources Ltd	1,337
363,238	*	Golden Star Resources Ltd (Toronto)	421
4,106,418		Goldsun Development & Construction Co Ltd	1,465
348		Goltas Cimento	11
805,000		Grand Pacific Petrochemical	357
1,242,017	e	Grange Resources Ltd	672
1,793,049	*,e	Graphic Packaging Holding Co	9,862
9,424		Grasim Industries Ltd	447
605,755	*	Great Basin Gold Ltd	411
148,000		Great China Metal Industry	183
197,748	*,e	Great Southern Ltd	0	^
539,000	*	Greatview Aseptic Packaging Co	284
41,441		Greif, Inc (Class A)	1,699
21,372,543	*	G-Resources Group Ltd	1,209
298,736	e	Grupo Empresarial Ence S.A.	577
7,430,849	e	Grupo Mexico S.A. de C.V. (Series B)	22,054
221,700	*	Grupo Simec SAB de C.V.	693
341,652	*,e	Gryphon Minerals Ltd	240
28,607	*,e	GSE Holding, Inc	302
26,092	*	Gubre Fabrikalari TAS	184
41,946		Gujarat Flourochemicals	302
94,398		Gujarat Mineral Development Corp Ltd	317
24,544		Gujarat Narmada Valley Fertilizers Co Ltd	38
457,304		Gujarat NRE Coke Ltd	154
35,509		Gujarat State Fertilisers & Chemicals Ltd	268
72,000		Gun-Ei Chemical Industry Co Ltd	187
3,179,452	*,e,m	Gunns Ltd	521
1,584	*,m	Gunns Ltd (Forest)	69
433		Gurit Holding AG.	210
105,742	*	Guyana Goldfields, Inc	242
16,372	e	H&R WASAG AG.	294
240,245		H.B. Fuller Co	7,376
2,488	*	Hadera Paper Ltd	100
9,860		Hanil Cement Manufacturing	279
12,080		Hansol Chemical Co Ltd	179
23,750		Hansol Paper Co	166
107,655		Hanwha Chemical Corp	2,018
114,547		Hanwha Corp	2,848
537,172		Harmony Gold Mining Co Ltd	5,020
172,524	*	Harry Winston Diamond Corp	1,957
35,765	e	Hawkins, Inc	1,366
61,001		Haynes International, Inc	3,107
344,878	*	Headwaters, Inc	1,776
1,219,261	e	Hecla Mining Co	5,792
25,239		HeidelbergCement AG.	1,212
63,645	e	Hexpol AB (Series B)	2,170
487,432	*	High River Gold Mines Ltd	551
444,305	e	Highland Gold Mining Ltd	738

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

124,473		Hill & Smith Holdings plc	$625
2,241,972		Hindalco Industries Ltd	4,875
143,991		Hitachi Chemical Co Ltd	2,268
37,329		Hitachi Metals Ltd	446
325,920	*	Ho Tung Chemical Corp	182
341,683		Hochschild Mining plc	2,524
55,190		Hoganas AB (Class B)	1,755
499,429	e	Hokuetsu Paper Mills Ltd	2,678
372,962		Holcim Ltd	20,664
65,829		Holmen AB (B Shares)	1,792
20,049		Honam Petrochemical Corp	4,214
2,436,000	*	Honbridge Holdings Ltd	220
159,173	*,e	Horsehead Holding Corp	1,585
49,000		Hsin Kuang Steel Co Ltd	35
2,822,000	e	Huabao International Holdings Ltd	1,404
615,800	*	Hubei Sanonda Co Ltd	227
38,250		Huchems Fine Chemical Corp	760
324,926		HudBay Minerals, Inc	2,505
221,215		Huhtamaki Oyj	3,287
41,870	*	Hulamin Ltd	31
1,648,000	*,e	Hunan Non-Ferrous Metal Ltd	507
826,052		Huntsman Corp	10,689
29,676		Hyosung Corp	1,435
67,549		Hyundai Hysco	2,435
89,797		Hyundai Steel Co	6,685
539,939	e	IAMGOLD Corp	6,385
1,757,284		Iluka Resources Ltd	20,740
805,764	e	Imdex Ltd	1,475
79,455		Imerys S.A.	4,051
644,296	e	Impala Platinum Holdings Ltd	10,698
99,900	*	Imperial Metals Corp	911
418,990		Impexmetal S.A.	411
3,671,905		Incitec Pivot Ltd	10,848
283,406	e	Independence Group NL	1,014
131,393		India Cements Ltd	206
816,810	*	Indophil Resources NL	287
535,700		Indorama Ventures PCL (ADR)	469
1,595,578		Indorama Ventures PCL (Foreign)	1,382
331,700	*	Industrias CH SAB de C.V.	1,485
248,055	e	Industrias Penoles S.A. de C.V.	10,682
36,702		Inmet Mining Corp	1,504
88,254		Innophos Holdings, Inc	4,983
86,068	*	Innospec, Inc	2,548
994,363	*	Integra Mining Ltd	401
130,377		International Flavors & Fragrances, Inc	7,145
1,516,979		International Paper Co	43,856
93,505	*,e	International Tower Hill Mines Ltd	264
536,118	*,e	Intrepid Mines Ltd	287
79,197	*	Intrepid Potash, Inc	1,803
464,075		Inversiones Argos S.A.	4,295
210,707		Inversiones Argos S.A. (Preference)	1,891
1,354,000	*,e	IRC Ltd	149

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

441,000	*,e	Ishihara Sangyo Kaisha Ltd	$389
1,333,273	*	Ispat Industries Ltd	257
1,628,389		Israel Chemicals Ltd	18,017
1,931		Israel Corp Ltd	1,092
38,630		ISU Chemical Co Ltd	756
96,712	e	Italcementi S.p.A.	474
279,684		Italcementi S.p.A. RNC	653
11,079		Italmobiliare S.p.A.	173
23,499		Italmobiliare S.p.A. RSP	251
223,213	*	Ivanhoe Australia Ltd	139
486,678	*,e	Ivanhoe Mines Ltd	4,799
34,318	*	Izmir Demir Celik Sanayi AS	101
115,800	*,e	Jaguar Mining, Inc (Toronto)	135
200,618		JAI Corp Ltd	204
509,146		James Hardie Industries NV	4,198
453,093	*	Jastrzebska Spolka Weglowa S.A.	13,672
186,545		JFE Holdings, Inc	3,122
3,292,000	e	Jiangxi Copper Co Ltd	7,330
99,092		Jindal Saw Ltd	237
504,147		Jindal Steel & Power Ltd	4,290
218,000	*	Jinshan Gold Mines, Inc	687
327,182		Johnson Matthey plc	11,347
13,900		JSP Corp	202
359,327		JSR Corp	6,235
108,167		JSW Steel Ltd	1,326
398,992	*	Jupiter Mines Ltd	66
120,887		K&S AG.	5,534
2,571,394	*,b,e,m	Kagara Zinc Ltd	26
77,303	e	Kaiser Aluminum Corp	4,007
264,811	e	Kaneka Corp	1,465
1,137,406	*	Kangaroo Resources Ltd	94
398,837	e	Kansai Paint Co Ltd	4,274
56,000	e	Kanto Denka Kogyo Co Ltd	178
152,249	*	Kapstone Paper and Packaging Corp	2,413
465,357		Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class A)	332
1,847,240		Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class D)	1,025
384		Kartonsan Karton Sanayi	53
949,600	*	Katanga Mining Ltd	616
262,498		Kazakhmys plc	2,976
218,100	*	Keegan Resources, Inc	653
160,391	e	Kemira Oyj	1,881
13,651		Kemrock Industries & Exports Ltd	121
275,268		KGHM Polska Miedz S.A.	12,047
734,400		Kian JOO CAN Factory BHD	505
290,062	e	Kingsgate Consolidated Ltd	1,451
395,439		Kingsrose Mining Ltd	468
1,586,880		Kinross Gold Corp	12,953
1,038,500		Kinsteel BHD	145
89,638	*	Kirkland Lake Gold, Inc	965

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

18,320		KISCO Corp	$354
15,288		KISWIRE Ltd	437
733,465		Klabin S.A.	3,323
340,087		KME Group S.p.A.	128
35,063		KMG Chemicals, Inc	676
54,000		Koatsu Gas Kogyo Co Ltd	334
2,494,382	*	Kobe Steel Ltd	3,001
20,480		Kolon Corp	440
42,734		Kolon Industries, Inc	2,645
2,330		Kolon Industries, Inc (Preference)	37
437		Konya Cimento Sanayii	77
117,703		Koppers Holdings, Inc	4,002
16,041		Korea Kumho Petrochemical	1,709
3,109		Korea Petrochemical Ind Co Ltd	198
20,815		Korea Zinc Co Ltd	7,081
416,128		Koza Altin Isletmeleri AS	8,045
218,575	*	Koza Anadolu Metal Madencilik Isletmeleri AS	468
63,140		KP Chemical Corp	744
3,822		KPX Chemical Co Ltd	161
178,139	*,e	Kraton Polymers LLC	3,903
48,240	e	Kronos Worldwide, Inc	762
57,000	e	Krosaki Harima Corp	139
6,691		Kukdo Chemical Co Ltd	265
190,250	e	Kumba Iron Ore Ltd	12,826
178,930	e	Kumba Resources Ltd	4,178
54,000	e	Kumiai Chemical Industry Co Ltd	229
799,639		Kuraray Co Ltd	10,363
163,000		Kureha CORP	722
21,200		Kyoei Steel Ltd	389
3,876	*	La Seda de Barcelona S.A.	5
41,800	*	Labrador Iron Mines Holdings Ltd	102
718,220		Lafarge Malayan Cement BHD	1,658
1,053,470	e	Lafarge S.A.	47,046
495,100	*,e	Lake Shore Gold Corp	443
106,651	*,e	Landec Corp	913
863,592		Lanxess AG.	54,652
1,632,000		Lee & Man Holding Ltd	835
4,402,000	e	Lee & Man Paper Manufacturing Ltd	1,780
621,319		LEE Chang Yung Chem IND Corp	1,002
14,069		Lenzing AG.	1,161
1,426,000	*	Lepanto Consolidated Mining	50
89,374		LG Chem Ltd	23,137
11,483		LG Chem Ltd (Preference)	898
94,207		Linde AG.	14,672
460,000		Lingbao Gold Co Ltd	193
385,800		Lingui Development BHD	193
81,000		Lintec Corp	1,448
784,100		Lion Industries Corp BHD	303
434,000	*,e	LionGold Corp Ltd	432
28,854		Lock & Lock Co Ltd	855
137,345	*,e	London Mining plc	422
853,000		Long Chen Paper Co Ltd	223

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

28,739	e	Lonmin plc	$350
1,072,800		Loudong General Nice Resources China Holdings Ltd	58
624,870	*	Louisiana-Pacific Corp	6,799
104,085	*,e	LSB Industries, Inc	3,217
752,681	*	Lundin Mining Corp	3,120
1,392,383	*,e	Lynas Corp Ltd	1,232
1,355,285		LyondellBasell Industries AF S.C.A	54,577
1,126,532		Madeco S.A.	43
14,285		Madras Cements Ltd	41
112,269	*	MAG. Silver Corp	988
4,905		Maharashtra Seamless Ltd	29
242,533		Major Drilling Group International	2,804
3,087		Managem	548
135,077		Mardin Cimento Sanayii	418
117,623	e	Martin Marietta Materials, Inc	9,271
19,875		Maruichi Steel Tube Ltd	428
4,342,227		Masisa S.A.	438
18,697	e	Mayr-Melnhof Karton AG.	1,718
851,124	*,e	McEwen Mining, Inc	2,562
507,350	e	MeadWestvaco Corp	14,586
121,624	e	Mechel Steel Group OAO (ADR)	784
221,455	e	Medusa Mining Ltd	1,105
2,964,930		Merafe Resources Ltd	291
646,300	*,e	Mercator Minerals Ltd	349
43,054	*,e	Metals USA Holdings Corp	685
549,742	*	Metals X Ltd	82
324,900		Metalurgica Gerdau S.A.	3,581
206,900		Methanex Corp	5,763
743,325	*	Metminco Ltd	76
1,792,128		Mexichem SAB de C.V.	7,702
43,900	*	Midas Gold Corp	104
959,000	e	Midas Holdings Ltd	215
393,137	*,e	Midway Gold Corp	546
499,229	e	Mincor Resources NL	333
931,238	*,e	Minera Frisco SAB de C.V.	3,921
87,261	*	Mineral Deposits Ltd	392
71,061		Minerals Technologies, Inc	4,532
3,656,000	*	Minmetals Resources Ltd	1,545
16,831		Miquel y Costas & Miquel S.A.	439
612,404	*,e	Mirabela Nickel Ltd	165
1,666,917		Mitsubishi Chemical Holdings Corp	7,348
759,143		Mitsubishi Gas Chemical Co, Inc	4,316
1,982,172		Mitsubishi Materials Corp	5,748
400,000	*,e	Mitsubishi Paper Mills Ltd	398
458,000		Mitsubishi Steel Manufacturing Co Ltd	1,167
711,212		Mitsui Chemicals, Inc	1,781
851,000	e	Mitsui Mining & Smelting Co Ltd	1,867
286,500		Mitsui Mining Co Ltd	377
154,920		Mittal Steel South Africa Ltd	996
741,399		MMC Norilsk Nickel (ADR)	12,309
164,200	*	MMX Mineracao e Metalicos S.A.	478
270,184	*,e	Molycorp, Inc	5,822

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

362,727		Mondi Ltd	$3,097
859,845		Mondi plc	7,365
7,011		Monnet Ispat & Energy Ltd	48
3,621,450		Monsanto Co	299,784
53,400		Moorim P&P Co Ltd	188
1,060,637		Mosaic Co	58,080
2,542,379		Mount Gibson Iron Ltd	2,272
295,267		Mpact Ltd	626
262,570	*,e	M-real Oyj (B Shares)	668
432,570	*,e	Murchison Metals Ltd	211
175,737		Myers Industries, Inc	3,016
226,637	*	Mytilineos Holdings S.A.	706
531,194	*,m	Nagarjuna Fertilizers & Chemicals	75
33,830		Namhae Chemical Corp	259
1,068,163		Nampak Ltd	3,272
7,224,057		Nan Ya Plastics Corp	13,018
961,860		Nantex Industry Co Ltd	865
127,002	e	Neenah Paper, Inc	3,390
78,400		Neturen Co Ltd	626
546,937		Nevsun Resources Ltd	1,778
651,077	*	New Gold, Inc	6,210
30,300	*,e	New Japan Chemical Co Ltd	234
152,404		New World Resources plc (A Shares)	774
559,044		Newcrest Mining Ltd	13,010
14,501		NewMarket Corp	3,141
1,069,659		Newmont Mining Corp	51,889
1,060,000	*	Newton Resources Ltd	53
167,200	*	NGEx Resources, Inc	325
1,301,000		Nickel Asia Corp	927
126,585		Nihon Nohyaku Co Ltd	561
59,874		Nihon Parkerizing Co Ltd	927
175,000	e	Nihon Yamamura Glass Co Ltd	392
2,886,000		Nine Dragons Paper Holdings Ltd	1,634
115,000	e	Nippon Denko Co Ltd	436
213,000		Nippon Kayaku Co Ltd	2,005
197,000		Nippon Koshuha Steel Co Ltd	224
679,000		Nippon Light Metal Co Ltd	876
273,523	e	Nippon Paint Co Ltd	2,224
80,153	e	Nippon Paper Group, Inc	1,272
313,000		Nippon Shokubai Co Ltd	3,788
182,000		Nippon Soda Co Ltd	733
2,938,958	*	Nippon Steel Corp	6,666
67,810		Nippon Synthetic Chemical Industry Co Ltd	421
191,000		Nippon Valqua Industries Ltd	526
561,500	*	Nippon Yakin Kogyo Co Ltd	804
183,600		Nissan Chemical Industries Ltd	1,796
151,021		Nisshin Steel Co Ltd	212
148,000		Nittetsu Mining Co Ltd	596
340,452		Nitto Denko Corp	14,587
344,921		NOF Corp	1,723
215,264	e	Noranda Aluminium Holding Corp	1,714
29,985	*	Norbord, Inc	390

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

95,693		Norddeutsche Affinerie AG.	$4,621
35,141	*	Nordic Mines AB	38
166,010		Norsk Hydro ASA	749
155,822	*,e	North American Palladium Ltd	318
13,010,000	*	North Mining Shares Co Ltd	455
269,910	e	Northam Platinum Ltd	772
77,963	*	Northern Dynasty Minerals	182
205,853	*,e	Northern Iron Ltd	197
337,432	*,e	Northern Star Resources Ltd	268
606,364	*,e	Northland Resources S.A.	520
299,949	*,e	Novagold Resources, Inc	1,573
70,405	f	Novolipetsk Steel (GDR) (purchased 10/07/11, cost $1,874)	1,155
440,767		Novozymes AS	11,430
646,285		Nucor Corp	24,494
436,670	e	Nufarm Ltd	2,281
403,934	e	Nuplex Industries Ltd	813
286,648	e	Nyrstar	1,636
86,450	*	Nyrstar (Strip VVPR)	0	^
124,000	*	Ocean Plastics Co Ltd	86
540,800	*	OceanaGold Corp	1,036
8,000		Ohara, Inc	81
814,752		OJI Paper Co Ltd	3,122
41,000	*	Okabe Co Ltd	244
94,000		Okamoto Industries, Inc	359
382,217		Olin Corp	7,985
34,667	e	Olympic Steel, Inc	569
177,549	*	OM Group, Inc	3,373
350,588	e	OM Holdings Ltd	145
48,314		Omnia Holdings Ltd	626
161,562	*,e	Omnova Solutions, Inc	1,218
499,622		Orica Ltd	12,726
11,200		Orient Paper & Industries Ltd	11
682,000		Oriental Union Chemical Corp	829
971		Orissa Minerals Development Co Ltd	579
20,000		Osaka Steel Co Ltd	362
651,212	*	Osisko Mining Corp	4,477
1,303,126	e	Outokumpu Oyj	1,268
533,255	*	Owens-Illinois, Inc	10,222
178,776		Oxiana Ltd	1,459
188,507		Pacific Metals Co Ltd	776
14,800		Pack Corp	252
369,590		Packaging Corp of America	10,437
43,771	e	Palabora Mining Co Ltd	690
2,329,426		Pan African Resources plc	566
398,562	e	Pan American Silver Corp	6,745
869,637	*	Pan Australian Resources Ltd	2,478
85,539		Papeles y Cartones de Europa S.A.	211
474,333	*,e	Paramount Gold and Silver Corp	1,138
87,812		Park Elektrik Madencilik Sanayi Ve Ticaret AS	244
544,263	*,e	Patagonia Gold plc	213
525,146	*,e	Perilya Ltd	139

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

577,688	*,e	Perseus Mining Ltd	$1,482
281,873		Peter Hambro Mining plc	2,019
506,462	*	Petra Diamonds Ltd	956
4,018,900		Petronas Chemicals Group BHD	8,236
264,041	*,m	Pike River Coal Ltd	0	^
1,181,271		PolyOne Corp	16,160
7,560		Poongsan	140
29,410		Poongsan Corp	706
406,266	e	Portucel Empresa Produtora de Pasta e Papel S.A.	990
109,739		POSCO	35,133
48,800		POSCO M-Tech Co Ltd	268
5,231		POSCO Refractories & Environment Co Ltd	624
1,260,763		Potash Corp of Saskatchewan Toronto	55,107
968,410		PPG Industries, Inc	102,768
527,663		Praxair, Inc	57,373
160,400	*,e	Premier Gold Mines Ltd	693
303,300		Press Metal BHD	177
96,000	*,e	Pretium Resources, Inc	1,331
681,011		Pretoria Portland Cement Co Ltd	2,228
34,154		Prism Cement Ltd	30
2,486,000		PT Aneka Tambang Tbk	358
2,327,500	*	PT Barito Pacific Tbk	125
22,947,000	*	PT Darma Henwa Tbk	134
4,709,500		PT Holcim Indonesia Tbk	1,225
3,045,000	*	PT Indah Kiat Pulp and Paper Corp Tbk	342
4,242,300		PT Indocement Tunggal Prakarsa Tbk	7,907
3,277,000		PT International Nickel Indonesia Tbk	943
8,368,500		PT Krakatau Steel Tbk	674
3,255,500	*	PT Polychem Indonesia Tbk	130
4,797,100		PT Semen Gresik Persero Tbk	5,822
6,901,500		PT Timah Tbk	1,026
2,512,387		PTT Global Chemical PCL	4,428
178,800		PTT Global Chemical PCL (ADR)	315
48,219	e	Quaker Chemical Corp	2,228
622,209	*,f,m	Qualipak International Holdings Ltd	64
144,200	*	Queenston Mining, Inc	484
93,891		Rain Commodities Ltd	58
102,400	*	Rainy River Resources Ltd	406
17,540		Rallis India Ltd	44
332,357		Ramelius Resources Ltd	166
109,552		Randgold Resources Ltd	9,836
111,504	e	Rautaruukki Oyj	703
42,000		Recticel S.A.	264
390,640	*	Regis Resources Ltd	1,575
319,228		Reliance Steel & Aluminum Co	16,121
272,767		Rengo Co Ltd	1,703
296,150	*,e	Resolute Forest Products	3,429
2,197,802	*	Resolute Mining Ltd	3,060
97,792	*,e	Revett Minerals, Inc	322
161,353	*	Rex Minerals Ltd	132
1,597,081		Rexam plc	10,541
61,450	e	RHI AG.	1,433

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

81,738	*	Rio Alto Mining Ltd	$319
959,899		Rio Tinto Ltd	56,353
3,181,064		Rio Tinto plc	151,176
56,623	e	Rio Tinto plc (ADR)	2,707
168,065		Rock-Tenn Co (Class A)	9,168
405,901		Rockwood Holdings, Inc	18,002
673,700	*	Romarco Minerals, Inc	351
81,850	*,e	Royal Bafokeng Platinum Ltd	536
154,815	e	Royal Gold, Inc	12,138
294,501		RPC Group plc	1,792
186,288		RPM International, Inc	5,067
134,530	*,e	RTI International Metals, Inc	3,044
349,400	*,e	Rubicon Minerals Corp	1,067
21,220	e	Sa des Ciments Vicat	1,028
195,500	*	Sabina Gold & Silver Corp	382
7,659,040	*	Sahaviriya Steel Industries PCL	160
209,000		Sakai Chemical Industry Co Ltd	704
269,929		Sally Malay Mining Ltd	171
7,103		Salzgitter AG.	292
6,309		Sam Kwang Glass Ind Co Ltd	313
25,546		Samsung Fine Chemicals Co Ltd	1,350
138,600		San Fang Chemical Industry Co Ltd	110
414,800	*	San Gold Corp	379
239,713	*	Sandfire Resources NL	1,779
81,000		Sanyo Chemical Industries Ltd	515
139,000	*	Sanyo Special Steel Co Ltd	603
655,885	*,e	Sappi Ltd	2,205
495,267	*	Saracen Mineral Holdings Ltd	284
969,687	e	Sateri Holdings Ltd	209
292,100		Satipel Industrial S.A.	1,546
208,763	e	Schmolz + Bickenbach AG.	960
102,295		Schnitzer Steel Industries, Inc (Class A)	2,866
59,194		Schweitzer-Mauduit International, Inc	4,033
114,835	e	Scotts Miracle-Gro Co (Class A)	4,722
54,595	*	Seabridge Gold, Inc	795
39,716		Seah Besteel Corp	1,333
2,498		SeAH Holdings Corp	217
15,601		SeAH Steel Corp	1,250
1,755,184		Sealed Air Corp	27,100
832,000		Sekisui Plastics Co Ltd	2,980
819,836		SEMAFO, Inc	3,761
126,421	e	Semapa-Sociedade de Investimento e Gestao	790
198,619		Sensient Technologies Corp	7,295
375,613	*	Sentula Mining Ltd	83
27,948	e	Sequana	61
762,012		Sesa Goa Ltd	2,643
17,000		Sesoda Corp	18
478,323	e,f	Severstal (GDR) (purchased 03/11/10, cost $7,211)	5,646
839,000	e	Shandong Chenming Paper Holdings Ltd	340
1,212,000		Shandong Chenming Paper Holdings Ltd (Class B)	532
311,900	*	Shanghai Chlor-Alkali Chemical Co Ltd	162
246,300		Shanghai Yaohua Pilkington Glass Co Ltd	122

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

201,000		Sheng Yu Steel Co Ltd	$130
665,360	e	Sherritt International Corp	3,202
520,269		Sherwin-Williams Co	68,858
218,000	*	Shihlin Paper Corp	297
47,000		Shikoku Chemicals Corp	269
495,627		Shin-Etsu Chemical Co Ltd	27,293
60,200		Shin-Etsu Polymer Co Ltd	279
1,855,032		Shinkong Synthetic Fibers Corp	536
259,000		Shiny Chemical Industrial Co Ltd	321
3,738,000	e	Shougang Concord International Enterprises Co Ltd	169
1,159,660		Showa Denko KK	2,253
120,000		Siam Cement PCL	1,203
139,600		Siam Cement PCL (ADR)	1,399
400,400		Siam Cement PCL (Foreign)	4,594
228,476		Sigma-Aldrich Corp	16,891
481,000		Sijia Group Co	135
690		Sika AG.	1,332
133,059		Silgan Holdings, Inc	5,680
210,324	*	Silver Lake Resources Ltd	609
141,142	*,e	Silver Standard Resources, Inc	1,589
436,785	e	Silver Wheaton Corp	11,742
436,424	e	Silvercorp Metals, Inc	2,418
122,513		Sims Group Ltd	1,213
2,278,000	e	Sinochem Hong Kong Holding Ltd	354
283,627	*,e	Sino-Forest Corp	3
878,000		Sinon Corp	389
8,137,400	e	Sinopec Shanghai Petrochemical Co Ltd	2,398
1,366,171	*,e	Sirius Minerals plc	332
18,392		SK Chemicals Co Ltd	935
24,767		SKC Co Ltd	964
485,435		Smurfit Kappa Group plc	3,266
112,839		Sociedad Quimica y Minera de Chile S.A. (ADR)	6,282
213,553		Sociedad Quimica y Minera de Chile S.A. (Class B)	11,911
3,208		Societe Internationale de Plantations d’Heveas S.A.	274
220,542		Soda Sanayii AS	376
9,872		SODIFF Advanced Materials Co Ltd	358
475,000		Solar Applied Materials Technology Co	647
332,452		Solutia, Inc	9,325
17,589		Solvay S.A.	1,737
15,770		Songwon Industrial Co Ltd	136
130,271		Sonoco Products Co	3,928
259,351		South Valley Cement	149
385,000		Southeast Cement Co Ltd	153
1,941,655	e	Southern Copper Corp (NY)	61,182
123,063	*	Spartech Corp	636
26,951	e	Ssab Svenskt Stal AB (Series A)	224
55,490	*	Ssangyong Cement Industrial Co Ltd	219
1,174,920	*,e	St Barbara Ltd	2,142
17,200		ST Corp	194
456,150		Steel Dynamics, Inc	5,360
11,500	e	Stella Chemifa Corp	202
30,779		Stepan Co	2,899

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

360,313		Sterling Biotech Ltd	$43
2,630,931		Sterlite Industries India Ltd	4,915
482,185	*,e	Stillwater Mining Co	4,118
4,828		STO AG.	702
619,790	e	Stora Enso Oyj (R Shares)	3,816
87,300		STP & I PCL	76
782,221	e	Sumitomo Bakelite Co Ltd	3,658
1,580,502		Sumitomo Chemical Co Ltd	4,858
1,572,000	e	Sumitomo Light Metal Industries Ltd	1,648
1,785,046		Sumitomo Metal Industries Ltd	2,945
617,830		Sumitomo Metal Mining Co Ltd	6,962
766,193	e	Sumitomo Osaka Cement Co Ltd	2,545
61,000		Sumitomo Seika Chemicals Co Ltd	243
24,712	e	Sumitomo Titanium Corp	760
277,741	*,e	SunCoke Energy, Inc	4,069
3,011,979	*	Sundance Resources Ltd	1,026
84,088		Super Dragon Technology Co Ltd	66
13,211		Supreme Industries Ltd	53
87		Suzano Papel e Celulose S.A.	0	^
660,309		Svenska Cellulosa AB (B Shares)	9,907
171,108		Symrise AG.	5,215
303,034		Syngenta AG.	103,736
1,364,714		Synthos S.A.	2,445
1,536,200		TA Chen Stainless Pipe	837
1,135		Taekwang Industrial Co Ltd	834
108,675	*,e	Tahoe Resources, Inc	1,510
123,100	*	Tahoe Resources, Inc (Toronto)	1,701
1,028,174		Taiheiyo Cement Corp	2,361
5,690,748		Taiwan Cement Corp	6,806
1,431,500		Taiwan Fertilizer Co Ltd	3,308
309,345		Taiwan Hon Chuan Enterprise Co Ltd	697
155,000		Taiwan Prosperity Chemical Corp	375
175,960		Taiwan Pulp & Paper Corp	55
1,234,000	*	Taiwan Styrene Monomer	268
19,700	e	Taiyo Ink Manufacturing Co Ltd	495
208,560		Taiyo Nippon Sanso Corp	1,219
124,000		Takasago International Corp	619
102,000		Takiron Co Ltd	342
501,788	*,e	Talvivaara Mining Co plc	1,353
152,000	*	Tang Eng Iron Works Co Ltd	148
146,629	*,e	Tanzanian Royalty Exploration Corp	598
258,359	*	Taseko Mines Ltd	695
1,135,861		Tata Steel Ltd	9,071
2,370,800	*	Tata Steel Thailand PCL	59
13,231		Technosemichem Co Ltd	356
1,046,436		Teck Cominco Ltd	32,408
10,323,412		Teijin Ltd	31,426
36,800		Tenma Corp	392
52,912	e	Tessenderlo Chemie NV	1,350
90,676	e	Texas Industries, Inc	3,537
55,123	*	Texas Petrochemicals, Inc	2,037
214,881	*,e	Thompson Creek Metals Co, Inc (Toronto)	688

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

211,000		Thye Ming Industrial Co Ltd	$187
69,298		ThyssenKrupp AG.	1,129
2,942,000		Tiangong International Co Ltd	587
666,795	*	Tiger Resources Ltd	180
74,561		Tikkurila Oy	1,271
140,101		Time Technoplast Ltd	121
13,377	*	Tire Kutsan Oluklu Mukavva	8
91,356		Titan Cement Co S.A.	1,606
112,454	e	Titanium Metals Corp	1,272
581,000		Toagosei Co Ltd	2,273
40,000	e	Toda Kogyo Corp	215
42,400	e	Toho Titanium Co Ltd	460
169,000	e	Toho Zinc Co Ltd	669
485,000		Tokai Carbon Co Ltd	2,139
1,230,000	e	Tokuyama Corp	3,038
143,500		Tokyo Ohka Kogyo Co Ltd	3,196
152,796	e	Tokyo Rope Manufacturing Co Ltd	288
135,200		Tokyo Steel Manufacturing Co Ltd	800
1,317,750		Ton Yi Industrial Corp	705
18,613	*	Tong Yang Major Corp	15
434,594		Topy Industries Ltd	1,242
1,291,434		Toray Industries, Inc	8,806
1,747,722		Tosoh Corp	4,766
479,000		Toyo Ink Manufacturing Co Ltd	1,756
129,000		Toyo Kohan Co Ltd	461
182,144		Toyo Seikan Kaisha Ltd	2,211
1,555,500		TPI Polene PCL	572
88,110	e	Tredegar Corp	1,283
243,320		Troy Resources NL	978
879,850		TSRC Corp	2,181
122,685	*,e	Tubacex S.A.	248
127,313	e	Tubos Reunidos S.A.	257
1,048,676		Tung Ho Steel Enterprise Corp	1,026
1,859,359		UBE Industries Ltd	4,325
253,268		Uflex Ltd	504
20,305	*	UFP Technologies, Inc	343
99,992		Ultra Tech Cement Ltd	2,724
392,376		Umicore	18,142
34,600	*	Uniao de Industrias Petroquimicas S.A.	4
9,791		Unid Co Ltd	302
110,000	*	Unipetrol	934
298,272		United Phosphorus Ltd	675
9,825	*	United States Lime & Minerals, Inc	459
185,001	e	United States Steel Corp	3,811
619,000		Universal Cement Corp	271
25,725	*	Universal Stainless & Alloy	1,057
854,000		UPC Technology Corp	465
1,543,787		UPM-Kymmene Oyj	17,464
642,208	e,f	Uralkali (GDR) (purchased 06/30/10, cost $25,995)	24,736
198,209	*,e	US Antimony Corp	801
95,657	*,e	US Silica Holdings Inc	1,077
48,850		Usha Martin Ltd	26

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,167,250		USI Corp	$1,962
438,462		Usinas Siderurgicas de Minas Gerais S.A. (Preference)	1,380
2,586,294		Vale S.A.	51,674
3,996,976		Vale S.A. (Preference)	77,930
496,167		Valspar Corp	26,044
295	*	Vardhman Special Steels Ltd	0	^
219,351	e	Vedanta Resources plc	3,144
477		Vetropack Holding AG.	838
236,245		Victrex plc	4,717
812,300		Vinythai PCL	467
124,807	*	Viohalco S.A.	363
261,732	*,e	Vista Gold Corp	762
223,378	e	Voestalpine AG.	5,933
847,179		Volcan Cia Minera S.A.	954
328,091	e	Vulcan Materials Co	13,028
7,645	e	Wacker Chemie AG.	527
1,660,251		Walter Energy, Inc	73,317
167,779	e	Wausau Paper Corp	1,632
177,248		Welspun-Gujarat Stahl Ltd	379
2,818,000		West China Cement Ltd	556
46,262	e	West Fraser Timber Co Ltd	2,334
424,701	e	Western Areas NL	1,786
260,235	e	Westlake Chemical Corp	13,600
24,410	*,e	WHX Corp	329
1,137,000	e	Winsway Coking Coal Holding Ltd	207
208,983		Worthington Industries, Inc	4,278
1,124,572	*	WR Grace & Co	56,735
262,500		WTK Holdings BHD	103
2,487,000	e	Xingda International Holdings Ltd	822
1,118,000	e	Xinjiang Xinxin Mining Industry Co Ltd	229
1,944,321		Xstrata plc	24,447
121,000	*	Xxentria Technology Materials Corp	244
992,199	e	Yamana Gold, Inc	15,310
12,811		Yamato Kogyo Co Ltd	357
393,574		Yara International ASA	17,223
570,000		Yeun Chyang Industrial Co Ltd	309
1,858,500		Yieh Phui Enterprise	568
1,993,000	e	Yingde Gases	1,824
446,000	e	Yip’s Chemical Holdings Ltd	287
291,000		Yodogawa Steel Works Ltd	1,123
50,460		Youlchon Chemical Co Ltd	345
852,000		Youyuan International Holdings Ltd	166
3,256,285		Yuen Foong Yu Paper Manufacturing Co Ltd	1,355
1,171,000	*	Yukon-Nevada Gold Corp	391
350,178		Yule Catto & Co plc	798
115,000		Yung Chi Paint & Varnish Manufacturing Co Ltd	192
13,331		Zaklady Azotowe Pulawy S.A.	406
59,573	*	Zaklady Azotowe w Tarnowie-Moscicach S.A.	682
26,954	*	Zaklady Chemiczne Police S.A.	83
383,512	e	Zeon Corp	2,921
86,719	e	Zep, Inc	1,191

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,345,500	e	Zhaojin Mining Industry Co Ltd	$1,769
81,343		Zignago Vetro S.p.A.	491
8,595,000	e	Zijin Mining Group Co Ltd	2,924
99,471	*,e	Zoltek Cos, Inc	898
1,206		Zuari Industries Ltd	3

		TOTAL MATERIALS	6,094,364

MEDIA - 3.2%
1,123,864		Aegis Group plc	2,847
89,560		Agora S.A.	283
241,260		Aimia, Inc	3,211
153,947	*	AMC Networks, Inc	5,473
206,086	e	Antena 3 de Television S.A.	885
572,956	e	APN News & Media Ltd	389
154,682	e	Arbitron, Inc	5,414
170,172	e	Arnoldo Mondadori Editore S.p.A.	191
5,931	*,e	Artprice.com	189
40,900		Asatsu-DK, Inc	1,151
114,900		Astral Media, Inc	5,512
44,759		Avex Group Holdings, Inc	661
133,175	e	Axel Springer AG.	5,722
9,630	*,e	Beasley Broadcasting Group, Inc	57
2,772,400		BEC World PCL (Foreign)	4,443
341,165	e	Belo (A.H.) Corp (Class A)	2,197
4,120,600		Benpres Holdings Corp	585
1,675	*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	5
70,058	*	Borussia Dortmund GmbH & Co KGaA	216
7,620,141		British Sky Broadcasting plc	83,074
387,809		Cablevision Systems Corp (Class A)	5,154
75,883		Cairo Communication S.p.A.	255
134,168		Canal Plus	723
84,776	*,e	Carmike Cinemas, Inc	1,242
4,333,448		CBS Corp (Class B)	142,050
71,000	*,e	Central European Media Enterprises Ltd (Class A)	381
180,585	*,e	Nasdaq	917
357,716	*	Charter Communications, Inc	25,351
124,620		Cheil Communications, Inc	1,990
131,484		Chime Communications plc	322
282,365		Cinemark Holdings, Inc	6,452
78,400	e	Cineplex Galaxy Income Fund	2,358
273,867		Cineworld Group plc	884
25,640		CJ CGV Co Ltd	584
25,844	*	CJ E&M Corp	605
50,527	e	Clear Channel Outdoor Holdings, Inc (Class A)	304
22,982		Cogeco Cable, Inc	1,046
16,742,385		Comcast Corp (Class A)	535,254
6,400	*,e	COOKPAD, Inc	179
160,657	*,e	Corus Entertainment, Inc	3,617
138,313	*,e	Crown Media Holdings, Inc (Class A)	242
35,826		CTS Eventim AG.	1,078
205,961	*,e	Cumulus Media, Inc (Class A)	620

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

907	e	CyberAgent, Inc	$2,330
172,447	*	Cyfrowy Polsat S.A.	757
163,110		Daekyo Co Ltd	801
95,400		Daiichikosho Co Ltd	1,918
3,674	*,e	Daily Journal Corp	315
735,552	e	Daily Mail & General Trust	4,882
4,250,416	*	DEN Networks Ltd	7,442
185,242		Dentsu, Inc	5,491
6,451	*,e	Dial Global, Inc	21
40,245	*,e	Digital Domain Media Group, Inc	252
114,185	*,e	Digital Generation, Inc	1,412
3,508,526	*	DIRECTV	171,286
837,669	*	Discovery Communications, Inc (Class A)	45,234
182,830	*	Discovery Communications, Inc (Class C)	9,158
4,447,399		DISH Network Corp (Class A)	126,973
772,072	*	Dogan Yayin Holding	287
134,900	*,e	DreamWorks Animation SKG, Inc (Class A)	2,571
80,662	*	EM.Sport Media AG.	153
146,655	*,e	Eniro AB	177
91,385	*,e	Entercom Communications Corp (Class A)	550
209,232	e	Entravision Communications Corp (Class A)	253
21,981	*	Eros International Media Ltd	67
1,115,000	*	eSun Holdings Ltd	135
87,347		Euromoney Institutional Investor plc	1,022
243,503		Eutelsat Communications	7,491
113,592	*,e	EW Scripps Co (Class A)	1,092
1,157		Fenerbahce Sportif Hizmetleri Sanayi ve Ticaret AS	35
40,306	*	Fisher Communications, Inc	1,206
4,040		Fuji Television Network, Inc	6,945
143,000	e	Gakken Co Ltd	306
243		Galatasaray Sportif Sinai ve Ticari Yatirimlar AS	8
1,239,746		Gannett Co, Inc	18,261
215,592	e	Gestevision Telecinco S.A.	1,048
31,291		GFK AG.	1,552
1,360		GIIR, Inc	8
68,485	*,e	Global Sources Ltd	452
5,242,727	e	Grupo Televisa S.A.	22,563
174,408		Gruppo Editoriale L’Espresso S.p.A.	134
30,306		Hakuhodo DY Holdings, Inc	2,011
160,968	e	Harte-Hanks, Inc	1,471
8,909	*	Hathway Cables and Datacom Pvt Ltd	29
646,973	e	Havas S.A.	2,957
37,854		Hot Telecommunication System Ltd	293
242,999	*	Hurriyet Gazetecilik AS	121
105,680	*	Hyundai Hy Communications & Network Co	291
6,747	*	IBN18 Broadcast Ltd	3
6,552,000	*	Imagi International Holdings Ltd	87
461,167	*,e	Independent News & Media plc	117
989,274		Informa plc	5,903
5,507,090		Interpublic Group of Cos, Inc	59,752
46,964	e	IPSOS	1,382
9,655		Israel Land Development Co Ltd	65

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

10,494,731		ITV plc	$12,628
12,757		Jagran Prakashan Ltd	20
950,565	e	JC Decaux S.A.	20,962
3,808,555	e	John Fairfax Holdings Ltd	2,185
67,213		John Wiley & Sons, Inc (Class A)	3,293
172,384	*,e	Journal Communications, Inc (Class A)	889
2,105		Jupiter Telecommunications Co	2,146
97,559	*	Juventus Football Club S.p.A.	23
324,692	*	Kabel Deutschland Holding AG.	20,235
18,981	e	Kadokawa Holdings, Inc	520
10,944		Kinepolis	933
132,745	*	Knology, Inc	2,611
33,000	*	KT Skylife Co Ltd	660
21,050	e	Lagardere S.C.A.	588
120,579	*,e	Lamar Advertising Co (Class A)	3,449
968,332	*	Liberty Global, Inc (Class A)	48,058
380,392	*	Liberty Interactive LLC	33,440
202,492	*	Lin TV Corp (Class A)	612
313,954	*,e	Lions Gate Entertainment Corp	4,628
638,551	*	Live Nation, Inc	5,862
181,961		M6-Metropole Television	2,392
161,905	*	Madison Square Garden, Inc	6,062
644,400		Major Cineplex Group PCL	355
107,177	e	Martha Stewart Living Omnimedia, Inc (Class A)	364
193,419	*,e	McClatchy Co (Class A)	426
742,034		McGraw-Hill Cos, Inc	33,392
454,600		MCOT PCL	399
101,691	e	MDC Partners, Inc	1,153
214,033	e	Mecom Group plc	231
1,202,800		Media Chinese International Ltd	451
77	*,e	Media General, Inc (Class A)	0	^
1,725,500		Media Prima BHD	1,203
978,655	e	Mediaset S.p.A.	1,714
144,687	e	Meredith Corp	4,621
8,071	e	Modern Times Group AB (B Shares)	374
65,956		Morningstar, Inc	3,815
646,207		Naspers Ltd (N Shares)	34,515
329,375		National CineMedia, Inc	4,997
161,717		Navneet Publications India	165
1,289	*	Network 18 Media & Investments Ltd	1
750,152	*,e	New York Times Co (Class A)	5,851
4,893,797	e	News Corp (Class A)	109,083
44,539	*,e	Nexstar Broadcasting Group, Inc (Class A)	300
23,585		NRJ Group	157
557,537		Omnicom Group, Inc	27,096
830,000		Oriental Press Group	87
78,060		Outdoor Channel Holdings, Inc	571
397,165	e	PagesJaunes Groupe S.A.	864
182,517	*,e	Pandora Media, Inc	1,984
2,276,350		Pearson plc	45,167
3,070,000	e	Phoenix Satellite Television Holdings Ltd	909
1,822,000		Pico Far East Holdings Ltd	447

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

505,230	*,e	Premiere AG.	$1,836
365,953	*,e	Promotora de Informaciones S.A.	179
476,422		ProSiebenSat.1 Media AG.	10,680
5,800		Proto Corp	173
33,655,000		PT Bhakti Investama Tbk	1,452
100		PT Global MediaCom Tbk	0	^
48,500	*	PT Indosiar Karya Media Tbk	29
33,065,000	*,m	PT MNC Sky Vision Tbk	5,351
341,489	e	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	1,013
456,500		PT Surya Citra Media Tbk	464
110,746	e	Publicis Groupe S.A.	5,065
4,043		PubliGroupe AG.	606
188,457	e	Publishing & Broadcasting Ltd	654
98,436		Quebecor, Inc	3,545
213,601	*,e	RCS MediaGroup S.p.A.	142
117,559	e	REA Group Ltd	1,655
35,717	*,e	ReachLocal, Inc	393
60,186	*,e	Reading International, Inc	326
3,008,124		Reed Elsevier NV	34,318
7,172,595		Reed Elsevier plc	57,489
1,018,624	e	Regal Entertainment Group (Class A)	14,016
38,316	*	Rentrak Corp	791
215,547		Rightmove plc	5,386
4,652		Roularta Media Group NV	81
14,326	*	Saga Communications, Inc	532
24,038		Salem Communications	131
103,738	e	Sanoma-WSOY Oyj	915
56,500		Saraiva S.A. Livreiros Editores	624
119,150		SBS Media Holdings Co Ltd	437
115,860	e	Schibsted ASA	3,764
134,191	e	Scholastic Corp	3,779
1,257,625		Scripps Networks Interactive (Class A)	71,509
138,801		SES Global S.A.	3,282
545,690	*,e	Shaw Communications, Inc (B Shares)	10,312
104,000	e	Shochiku Co Ltd	1,020
179,746	e	Sinclair Broadcast Group, Inc (Class A)	1,628
513,938	e	Singapore Press Holdings Ltd	1,588
990,000		SinoMedia Holding Ltd	387
10,628,225	*,e	Sirius XM Radio, Inc	19,662
498,542		Sky Network Television Ltd	1,934
5,729		Sky Perfect Jsat Corp	2,581
15,502	*	SM Entertainment Co	660
149,536	e	Societe Television Francaise 1	1,194
1,410,471		Southern Cross Media Group	1,750
2,734	*	Spir Communication	68
1,350,378	*,a	Stroer Out-of-Home Media AG.	13,281
613,718		STW Communications Group Ltd	594
102,704		T4F Entretenimento S.A.	851
709,670	*	Telecom Italia Media S.p.A.	145
846,947		Television Broadcasts Ltd	5,904
1,157,017	e,m	Ten Network Holdings Ltd	603

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

69,807	*	Tera Resource Co Ltd	$87
898,787		Thomson Corp	25,570
436,039	e	Thomson Corp (Toronto)	12,407
1,484,910		Time Warner Cable, Inc	121,911
2,755,776		Time Warner, Inc	106,097
296,000		Toei Animation Co Ltd	6,678
415,885	e	Toei Co Ltd	1,972
91,717	e	Toho Co Ltd	1,587
22,600		Tohokushinsha Film Corp	179
156,100		Tokyo Broadcasting System, Inc	1,921
122,197		Torstar Corp	1,139
1,725	*	Trabzonspor Sportif Yatirim ve TAS	11
268		TV Asahi Corp	402
1,992,100	e	TV Azteca S.A. de C.V.	1,335
16,800		TV Tokyo Corp	195
69,757		TVN S.A.	184
347,294		United Business Media Ltd	3,182
143,246	*,e	Usen Corp	133
170,241	*,e	Valassis Communications, Inc	3,703
8,329	e	Value Line, Inc	99
3,536,315		Viacom, Inc (Class B)	166,278
2,133,577	e	Virgin Media, Inc	52,038
4,114,000	e	VODone Ltd	341
10,526,739		Walt Disney Co	510,547
5,515	e	Washington Post Co (Class B)	2,062
500,064	e	West Australian Newspapers Holdings Ltd	902
54,300		Wolters Kluwer NV	863
44,810	*	Woongjin Holdings Co Ltd	225
60,660		Woongjin Thinkbig Co Ltd	530
98,804	e	World Wrestling Entertainment, Inc (Class A)	773
4,668,032		WPP plc	56,669
4,998	*	YG Entertainment, Inc	230
891,152		ZEE Telefilms Ltd	2,357
28,800		Zenrin Co Ltd	284

		TOTAL MEDIA	3,203,741

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.5%
18,156	*,e	AB Science S.A.	222
9,331,525		Abbott Laboratories	601,603
393,884		Abcam plc	2,572
27,840	*	Ablynx NV	100
221,849	*,e	Achillion Pharmaceuticals, Inc	1,375
230,849	*	Acorda Therapeutics, Inc	5,439
193,705		Acrux Ltd	840
107,159		Actelion Ltd	4,408
49,050	*,e	Active Biotech AB	273
20,264	*,e	Acura Pharmaceuticals, Inc	64
496,915		Adcock Ingram Holdings Ltd	3,653
80,629	*,e	Aegerion Pharmaceuticals, Inc	1,197
202,635	*,e	Affymax, Inc	2,610
342,641	*,e	Affymetrix, Inc	1,607

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

130,372	*,e	Agenus, Inc	$683
1,928,469		Agilent Technologies, Inc	75,673
476,849	*,e	Akorn, Inc	7,520
1,408,179	*	Alexion Pharmaceuticals, Inc	139,832
41,275	*	Algeta ASA	1,183
8,779		ALK-Abello AS	521
746,116	*	Alkermes PLC	12,662
1,965,981		Allergan, Inc	181,991
588,021	*,e	Allos Therapeutics, Inc	1,053
168,997	*,e	Alnylam Pharmaceuticals, Inc	1,972
154,319	*,e	AMAG Pharmaceuticals, Inc	2,377
3,687,022		Amgen, Inc	269,300
100,807	*,e	Amicus Therapeutics, Inc	554
79,469	*,e	Ampio Pharmaceuticals, Inc	404
358,828	*,e	Amylin Pharmaceuticals, Inc	10,130
52,639	*,e	Anacor Pharmaceuticals, Inc	342
579,000		Apex Biotechnology Corp	1,446
922,177	*,e	Arena Pharmaceuticals, Inc	9,203
349,199	*	Ariad Pharmaceuticals, Inc	6,010
308,753	*,e	Arqule, Inc	1,831
309,718	*,e	Array Biopharma, Inc	1,075
52,000		ASKA Pharmaceutical Co Ltd	311
438,951		Aspen Pharmacare Holdings Ltd	6,764
570,539		Astellas Pharma, Inc	24,898
394,727	*,e	Astex Pharmaceuticals	825
650,378		AstraZeneca plc	29,064
772,369	e	AstraZeneca plc (ADR)	34,563
209,884		Aurobindo Pharma Ltd	417
275,873	*	Auxilium Pharmaceuticals, Inc	7,418
490,082	*,e	AVANIR Pharmaceuticals, Inc	1,921
205,131	*,e	AVEO Pharmaceuticals, Inc	2,494
6,116		Bachem Holding AG.	219
11,315	*	Basilea Pharmaceutica	536
30,332	*,e	Bavarian Nordic AS	258
4,983,591		Bayer AG.	359,114
17,199,208	*	BB Bioventures L.P.	2,821
39,039	*,e	BG Medicine, Inc	272
74,761		Biocon Ltd	319
186,739	*,e	BioCryst Pharmaceuticals, Inc	743
150,813	*,e	BioDelivery Sciences International, Inc	676
30,803		Biogaia AB (B Shares)	716
1,556,007	*	Biogen Idec, Inc	224,656
73,472	*,e	BioInvent International AB	58
994,415	*,e	BioMarin Pharmaceuticals, Inc	39,359
47,960	*	Bio-Rad Laboratories, Inc (Class A)	4,796
20,307	*,e	Biospecifics Technologies Corp	381
411,499	*,e	Biota Holdings Ltd	292
6,511		Biotest AG. (Preference)	309
385,090	*	Biotie Therapies Oyj	181
106,779	*,e	Biotime, Inc	491
8,731,910	*	Bioton S.A.	183
353,637		Biovail Corp (Toronto)	15,863

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

8,911,505	*	Biovitrum AB	$30,378
11,865		Boiron S.A.	309
4,282,294		Bristol-Myers Squibb Co	153,948
242,438	*	Bruker BioSciences Corp	3,227
498,521	*	BTG plc	3,188
31,972		Bukwang Pharmaceutical Co Ltd	323
224,599	*,e	Cadence Pharmaceuticals, Inc	802
261,006	*,e	Cambrex Corp	2,456
1,648,070	*	Celgene Corp	105,740
271,373	*,e	Celldex Therapeutics, Inc	1,408
173,436		Celltrion, Inc	4,637
8,868	*,e	Cempra, Inc	83
254,173	*,e	Cepheid, Inc	11,374
132,454	*	Charles River Laboratories International, Inc	4,339
11,193	*,e	ChemoCentryx, Inc	168
67,000		China Chemical & Pharmaceutical Co Ltd	41
357,000	e	China Medical System Holdings Ltd	155
1,252,000	e	China Pharmaceutical Group Ltd	316
450,000	e	China Shineway Pharmaceutical Group Ltd	655
28,240		Chong Kun Dang Pharm Corp	508
19,322		Choongwae Pharma Corp	228
327,583	e	Chugai Pharmaceutical Co Ltd	6,210
606,109		Cipla Ltd	3,453
980,937		Cipla Medpro South Africa Ltd	889
5,560,000		CK Life Sciences International Holdings, Inc	289
33,517	*	Clal Biotechnology Industries Ltd	102
35,477	*	Clavis Pharma ASA	312
64,638	*,e	Clovis Oncology, Inc	1,401
22,100		CMIC Co Ltd	334
121,905	*,e	Codexis, Inc	456
143,774	*,e	Corcept Therapeutics, Inc	646
52,768	*	Cornerstone Therapeutics, Inc	334
78,617	*,e	Coronado Biosciences, Inc	397
143,552	*	Covance, Inc	6,869
961,887		CSL Ltd	39,016
249,051	*,e	Cubist Pharmaceuticals, Inc	9,442
44,232	*,e	Cumberland Pharmaceuticals, Inc	286
318,173	*,e	Curis, Inc	1,718
194,745	*,e	Cytori Therapeutics, Inc	526
22,558		Daewoong Pharmaceutical Co Ltd	482
770,578		Daiichi Sankyo Co Ltd	12,993
257,125	e	Dainippon Sumitomo Pharma Co Ltd	2,627
832,000		Dawnrays Pharmaceutical Holdings Ltd	200
609,996	*,e	Dendreon Corp	4,514
204,725	*,e	Depomed, Inc	1,165
186,617	*	Deva Holding AS	225
163,975	*,e	Discovery Laboratories, Inc	380
8,655		Dong-A Pharmaceutical Co Ltd	638
168,499		Dr Reddy’s Laboratories Ltd	4,997
113,134	*,e	Dusa Pharmaceuticals, Inc	591
371,341	*,e	Dyax Corp	791

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

643,654	*,e	Dynavax Technologies Corp	$2,781
12,229		Egis Gyogyszergyar Rt	794
95,153		EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	100
293,663		Eisai Co Ltd	12,860
291,585	*	Elan Corp plc	4,276
411,280	*	Elan Corp plc (ADR)	6,001
2,656,534		Eli Lilly & Co	113,992
91,617	*	Emergent Biosolutions, Inc	1,388
283,558	*	Endo Pharmaceuticals Holdings, Inc	8,785
110,128	*,e	Endocyte, Inc	905
5,745	*,e	Enzo Biochem, Inc	10
171,680	*,e	Enzon Pharmaceuticals, Inc	1,179
133		EPS Co Ltd	365
184,605	*	eResearch Technology, Inc	1,475
22,905		Eurofins Scientific	2,844
128,488	*,e	Evolutec Group plc	135
134,852	*	Evotec AG.	366
205,398	*	Exact Sciences Corp	2,202
553,264	*,e	Exelixis, Inc	3,060
3,060,000	*	Extrawell Pharmaceutical Holdings Ltd	190
382,484	e	FAES FARMA S.A.	592
11,152		FDC Ltd	15
98,064	*,e	Fluidigm Corp	1,475
862,238	*	Forest Laboratories, Inc	30,170
35,682	*,e	Furiex Pharmaceuticals Inc	748
132,000	e	Fuso Pharmaceutical Industries Ltd	383
197,178	*,e	Galapagos NV	3,094
61,302	*	Genmab AS	613
62,475	*	Genomic Health, Inc	2,087
6,645,944	*,e	Genomma Lab Internacional S.A. de C.V.	13,143
124,030	e	Genus plc	2,414
589,660	*,e	Geron Corp	1,014
86,717		Gerresheimer AG.	4,082
5,810,307	*	Gilead Sciences, Inc	297,953
7,290,228		GlaxoSmithKline plc	165,590
21,700	*,e	Golf Trust Of America, Inc	158
6,768		Green Cross Corp	885
275,120	*,e	Grifols S.A.	6,970
98,717	*,e	GTx, Inc	348
344,000	e	Guangzhou Pharmaceutical Co Ltd	620
330,417	*,e	Halozyme Therapeutics, Inc	2,927
25,910	*	Han All Pharmarceutical Co	159
5,240		Handok Pharmaceuticals Co Ltd	50
6,178	*	Hanmi Pharm Co Ltd	360
92,970	*,e	Harvard Bioscience, Inc	351
185,928		Hikma Pharmaceuticals plc	1,901
58,931	e	Hisamitsu Pharmaceutical Co, Inc	2,900
65,309	*	Hi-Tech Pharmacal Co, Inc	2,116
77,784	*,e	Horizon Pharma, Inc	555
220,868	*	Hospira, Inc	7,726
3,720,000	e	Hua Han Bio-Pharmaceutical Holdings Ltd	674

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

315,931	*,e	Human Genome Sciences, Inc	$4,148
345,858	*,e	Idenix Pharmaceuticals, Inc	3,562
3,900		Il Dong Pharmaceutical Co Ltd	22
644,589	*,e	Illumina, Inc	26,035
2,924		Ilsung Pharmaceuticals Co Ltd	204
18,415		Ilyang Pharmaceutical Co Ltd	383
284,304	*,e	ImmunoCellular Therapeutics Ltd	1,066
303,211	*,e	Immunogen, Inc	5,088
265,789	*,e	Immunomedics, Inc	949
248,415	*	Impax Laboratories, Inc	5,035
157,401	*,e	Incyte Corp	3,573
77,542	*,e	Infinity Pharmaceuticals, Inc	1,051
53,810	*,e	Intercell AG.	133
274,782	*,e	InterMune, Inc	3,284
17,937		Ipca Laboratories Ltd	115
37,753	e	Ipsen	937
279,432	*,e	Ironwood Pharmaceuticals, Inc	3,851
374,938	*,e	Isis Pharmaceuticals, Inc	4,499
330,245	*,e	Jazz Pharmaceuticals plc	14,864
19,000		JCR Pharmaceuticals Co Ltd	183
16,630		Jeil Pharmaceutical Co	293
11,103,159	e	Johnson & Johnson	750,129
223,521		Kaken Pharmaceutical Co Ltd	3,135
273,217	*,e	Keryx Biopharmaceuticals, Inc	492
94,997		Kissei Pharmaceutical Co Ltd	1,695
56,785	*	Komipharm International Co Ltd	420
171,970		Kwang Dong Pharmaceutical Co Ltd	627
122,336		Kyorin Co Ltd	2,580
477,187	e	Kyowa Hakko Kogyo Co Ltd	4,915
71,099	e	Laboratorios Almirall S.A.	509
25,509	e	Laboratorios Farmaceuticos Rovi S.A	166
57,640	*	Lannett Co, Inc	244
771,035	*,e	Lexicon Pharmaceuticals, Inc	1,735
18,990	*	LG Life Sciences Ltd	572
328,892	*	Life Technologies Corp	14,797
77,070	*,e	Ligand Pharmaceuticals, Inc (Class B)	1,306
1,270,000		Lijun International Pharmaceutical Holding Ltd	345
175,900		Livzon Pharmaceutical, Inc	435
88,934		Lonza Group AG.	3,700
157,051	*	Luminex Corp	3,846
433,902		Lupin Ltd	4,193
418,661	*,e	MannKind Corp	959
100,139	*,e	MAP Pharmaceuticals, Inc	1,500
110,264		Maxygen, Inc	657
508,037		Meda AB (A Shares)	4,843
296,950	*	Medicines Co	6,812
297,556		Medicis Pharmaceutical Corp (Class A)	10,161
75,000	*	Medigen Biotechnology Corp	162
8,205	*	Medipost Co Ltd	666
139,757	*	Medivation, Inc	12,774
28,097	*	Medivir AB	270

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

30,552	e	Medtox Scientific, Inc	$824
3,236		Medy-Tox, Inc	169
11,282,316		Merck & Co, Inc	471,037
205,975		Merck KGaA	20,570
1,270	*	Merck Ltd	13
56,234	*,e	Merrimack Pharmaceuticals, Inc	409
164,481	*,e	Mesoblast Ltd	1,056
171,399	*	Mettler-Toledo International, Inc	26,713
82,516		Mochida Pharmaceutical Co Ltd	950
223,944	*,e	Momenta Pharmaceuticals, Inc	3,028
29,508	*	Morphosys AG.	659
22,167,242	*,a	MPM Bioventures II	3,846
1,900,524	*	Mylan Laboratories, Inc	40,614
139,985	*	Myriad Genetics, Inc	3,327
106,122	*,e	Nabi Biopharmaceuticals	168
418,648	*,e	Nektar Therapeutics	3,378
373,803	*,e	Neurocrine Biosciences, Inc	2,957
58,578	*,e	NewLink Genetics Corp	877
38,000		Nichi-iko Pharmaceutical Co Ltd	838
255,550		Nippon Chemiphar Co Ltd	1,368
68,000		Nippon Shinyaku Co Ltd	854
44,982	*,e	Novacea, Inc	279
3,356,589		Novartis AG.	187,671
1,554		Novartis India Ltd	21
401,624	*,e	Novavax, Inc	627
764,547		Novo Nordisk AS (Class B)	110,887
319,927	*,e	NPS Pharmaceuticals, Inc	2,755
104,672	*,e	Obagi Medical Products, Inc	1,598
118,979	*,e	Omeros Corp	1,190
48,228	*,e	OncoGenex Pharmaceutical, Inc	648
613	*,e	OncoTherapy Science, Inc	989
196,047	*,e	Oncothyreon, Inc	918
106,595		Ono Pharmaceutical Co Ltd	6,698
410,921	*,e	Onyx Pharmaceuticals, Inc	27,306
391,562	*,e	Opko Health, Inc	1,801
171,250	*,e	Optimer Pharmaceuticals, Inc	2,658
335,002		Orchid Chemicals & Pharmaceuticals Ltd	714
482,094	*,e	Orexigen Therapeutics, Inc	2,671
359,612	e	Orion Oyj (Class B)	6,811
70,029	*,e	Osiris Therapeutics, Inc	768
495,154		Otsuka Holdings KK	15,199
191,627	*,e	Pacific Biosciences of California, Inc	416
68,645	*,e	Pacira Pharmaceuticals, Inc	1,101
152,145	e	Pain Therapeutics, Inc	714
27,100	*	Paladin Labs, Inc	1,283
231,158	*	Par Pharmaceutical Cos, Inc	8,354
251,307	*	Parexel International Corp	7,094
697,267	e	PDL BioPharma, Inc	4,623
1,842,684		PerkinElmer, Inc	47,541
414,183		Perrigo Co	48,845
45,379,734		Pfizer, Inc	1,043,734
263,246	*,e	Pharmacyclics, Inc	14,376

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

418,234	*,e	Pharmaxis Ltd	$443
35,706	*,e,f	Pharmstandard (GDR) (purchased 05/31/11, cost $841)	509
193,000	*	Phytohealth Corp	265
114,671		Piramal Healthcare Ltd	1,089
145,859	*,e	Pozen, Inc	910
131,842	*,e	Progenics Pharmaceuticals, Inc	1,289
335,735		Pronova BioPharma AS	564
14,517,000		PT Kalbe Farma Tbk	5,871
65,642	*	Qiagen N.V.	1,099
559,738	*,e	Qiagen N.V. (NASDAQ)	9,348
276,951	*,e	Questcor Pharmaceuticals, Inc	14,745
186,898		Ranbaxy Laboratories Ltd	1,658
207,494	*,e	Raptor Pharmaceutical Corp	1,160
273,689		Recordati S.p.A.	1,952
201,334	*	Regeneron Pharmaceuticals, Inc	22,996
112,283	*	Repligen Corp	483
55,148	*,e	Repros Therapeutics, Inc	501
16,602		Richter Gedeon Nyrt	2,740
263,604	*,e	Rigel Pharmaceuticals, Inc	2,452
80,430	*	RNL BIO Co Ltd	276
995,982		Roche Holding AG.	172,039
114,000		Rohto Pharmaceutical Co Ltd	1,468
38,821	*,e	Sagent Pharmaceuticals	702
113,193	*	Salix Pharmaceuticals Ltd	6,162
204,174	*,e	Sangamo Biosciences, Inc	1,127
1,929,663		Sanofi-Aventis	146,077
343,934	*	Santarus, Inc	2,438
84,769		Santen Pharmaceutical Co Ltd	3,484
18,600	e	Sawai Pharmaceutical Co Ltd	2,001
4,722		Schweizerhall Holding AG.	548
210,303	*,e	Sciclone Pharmaceuticals, Inc	1,474
356,902	*,e	Seattle Genetics, Inc	9,062
7,554	*	Seegene, Inc	346
153,800		Seikagaku Corp	1,507
418,005	*,e	Sequenom, Inc	1,697
318,000		Shandong Luoxin Pharmacy Stock Co Ltd	224
1,040,247		Shionogi & Co Ltd	14,144
1,241,853		Shire Ltd	35,728
173,552		Shire plc (ADR)	14,993
7,336		Siegfried Holding AG.	874
133,602	*,e	SIGA Technologies, Inc	383
3,229,000	e	Sihuan Pharmaceutical Holdings	1,180
6,424,000	e	Sino Biopharmaceutical	2,330
4,254,176	*,a	Skyline Venture Fund II Ltd	246
976,029	*	Skyline Venture Fund III Ltd	284
346,350	*,e	Spectrum Pharmaceuticals, Inc	5,389
85,918		Stada Arzneimittel AG.	2,629
5,318		Stallergenes	298
246,100		Standard Chemical & Pharma	201
441,522	*	Starpharma Holdings Ltd	625
215,009		Strides Arcolab Ltd	2,876

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

52,702	*,e	Sucampo Pharmaceuticals, Inc (Class A)	$370
127,373	*	Sun Pharmaceutical Industries Ltd	169
696,756		Sun Pharmaceuticals Industries Ltd	7,988
93,356	*,e	Sunesis Pharmaceuticals, Inc	268
8,932	*,e	Supernus Pharmaceuticals, Inc	84
33,966	*,e	Synageva BioPharma Corp	1,378
218,307	*,e	Synergy Pharmaceuticals, Inc	1,037
125,989	*,e	Synta Pharmaceuticals Corp	689
53,900		Taisho Pharmaceutical Holdings Co Ltd	4,558
46,400		Takara Bio, Inc	239
1,134,175		Takeda Pharmaceutical Co Ltd	51,494
784,500		Tanabe Seiyaku Co Ltd	11,281
134,741	*,e	Targacept, Inc	579
194,427		Tecan Group AG.	13,417
101,715		Techne Corp	7,547
608,365		Teva Pharmaceutical Industries Ltd	23,980
6,679,887		Teva Pharmaceutical Industries Ltd (ADR)	263,455
236,088	*,e	Theravance, Inc	5,246
1,214,539		Thermo Electron Corp	63,047
298,917	*,e	Threshold Pharmaceuticals, Inc	2,212
37,897	*	ThromboGenics NV	1,026
709,000		Tong Ren Tang Technologies Co Ltd	1,149
28,100		Torii Pharmaceutical Co Ltd	615
3,100		Torrent Pharmaceuticals Ltd	33
9,900		Towa Pharmaceutical Co Ltd	555
22,411	*,e	Transgene S.A.	211
141,674	*,e,m	Trius Therapeutics, Inc	816
163,133		Tsumura & Co	4,320
145,274		TTY Biopharm Co Ltd	566
954,698	e	UCB S.A.	48,227
6,460		Unichem Laboratories Ltd	15
13,440,000	*	United Gene High-Tech Group Ltd	47
867,500	e	United Laboratories Ltd	363
82,316	*	United Therapeutics Corp	4,065
583,879	*,a,e	Vanda Pharmaceuticals, Inc	2,569
451,745	*,e	Vectura Group plc	543
80,700	*,e	Ventrus Biosciences, Inc	345
14,648	*,e	Verastem, Inc	149
710,382	*	Vertex Pharmaceuticals, Inc	39,725
295,972	*,e	Vical, Inc	1,065
6,080	e	Virbac S.A.	1,005
12,806	*	ViroMed Co Ltd	249
863,694	*,e	Viropharma, Inc	20,470
375,692	*,e	Vivus, Inc	10,722
3,144,692		Warner Chilcott plc	56,353
288,623	*	Waters Corp	22,937
1,401,516	*	Watson Pharmaceuticals, Inc	103,698
528,000		Winteam Pharmaceutical Group Ltd	86
53,870	*	Wockhardt Ltd	905
150,140	*,e	Xenoport, Inc	907
436,658	*,e	XOMA Corp	1,310
10,603		Yuhan Corp	1,240

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

214,410	*	Yungjin Pharmaceutical Co Ltd	$301
170,000		YungShin Global Holding Corp	235
215,313	*,e	Zeltia S.A.	351
32,000		Zeria Pharmaceutical Co Ltd	537
238,355	*,e	ZIOPHARM Oncology, Inc	1,418
134,991	*,e	Zogenix, Inc	335

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	7,594,242

REAL ESTATE - 3.5%
348,652		Abacus Property Group	732
165,308		Acadia Realty Trust	3,832
198,366		Acucap Properties Ltd	1,043
6,728	*	Advance Residence Investment Corp	13,079
91,555		Aeon Mall Co Ltd	1,951
104,295	*	Africa Israel Investments Ltd	307
14,138	*	Africa Israel Properties Ltd	102
73,865		AG Mortgage Investment Trust	1,587
2,134,000	e	Agile Property Holdings Ltd	2,781
75,205		Agree Realty Corp	1,664
657,200		AIMS AMP Capital Industrial REIT	625
59,965	*	Airport City Ltd	261
57,500		Airport Facilities Co Ltd	258
39,438		Akmerkez Gayrimenkul Yatirim Ortakligi AS	423
7,602		Alexander’s, Inc	3,277
153,584		Alexandria Real Estate Equities, Inc	11,169
342,084		Aliansce Shopping Centers S.A.	2,947
1,716,680	e	Allan Gray Property Trust	1,554
15,968,693		Allco Commercial Real Estate Investment Trust	12,643
35,217		Allied Properties Real Estate Investment Trust	1,003
24,971		Allreal Holding AG.	3,636
160,186		Alony Hetz Properties & Investments Ltd	656
5,797	*	AL-ROV Israel Ltd	108
6,102		Alrov Properties and Lodgings Ltd	89
355,487		Alstria Office REIT-AG.	3,764
3,066,000		Amata Corp PCL (Foreign)	1,523
1,562,686		AMB Property Corp	51,928
3,762,676	*	Amer Group Holding	410
121,289		American Assets Trust,Inc	2,941
190,868		American Campus Communities, Inc	8,585
1,523,549		American Capital Agency Corp	51,206
161,538		American Capital Mortgage, Inc	3,858
660,315	*	American Realty Capital Trust, Inc	7,211
2,811,902		American Tower Corp	196,580
132,091		Amot Investments Ltd	284
1,245,792		AMP NZ Office Trust	934
520,704		Anant Raj Industries Ltd	452
14,511		ANF Immobilier	612
2,947,643		Annaly Capital Management, Inc	49,461
501,490		Anworth Mortgage Asset Corp	3,536
294,661		Apartment Investment & Management Co (Class A)	7,965
125,637		Apollo Commercial Real Estate Finance, Inc	2,019
28,268		Ares Commercial Real Estate Corp	494

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

705,536	*	ARMOUR Residential REIT, Inc	$5,016
96,648		Arrowhead Properties Ltd	73
138,151		Artis Real Estate Investment Trust	2,225
719,000	f	Ascendas India Trust (purchased 05/31/11, cost $565)	433
3,100,619	e	Ascendas Real Estate Investment Trust	5,289
838,586		Ascott Residence Trust	722
196,474		Ashford Hospitality Trust, Inc	1,656
1,182,600		Asian Property Development PCL (Foreign)	276
782,112		Aspen Group	317
195,877		Associated Estates Realty Corp	2,928
425,652		Atrium European Real Estate Ltd	1,998
359,319		Australand Property Group	914
61,377	*	AV Homes, Inc	895
342,311		AvalonBay Communities, Inc	48,430
8,430,223		Ayala Land, Inc	4,348
9,247,920	m	Ayala Land, Inc (Preferred A)	22
8,497,223	*	Ayala Land, Inc (Preferred B)	20
74,082		Babcock & Brown Japan Property Trust	219
9,897,400	*	Bangkokland PCL	226
1,561		Bayside Land Corp	292
21,022		Befimmo SCA Sicafi	1,194
3,452,000	e	Beijing Capital Land Ltd	1,031
1,194,000	e	Beijing North Star Co	218
3,893,950	*	Belle Corp	488
1,301,413		Beni Stabili S.p.A.	564
216,875		Big Yellow Group plc	986
199,449		BioMed Realty Trust, Inc	3,726
843		BLife Investment Corp	5,887
81,831		Boardwalk Real Estate Investment Trust	4,711
827,108		Boston Properties, Inc	89,634
765,356		BR Malls Participacoes S.A.	8,764
834,311		BR Properties S.A.	9,845
182,883		Brandywine Realty Trust	2,257
541,600		Brasil Brokers Participacoes S.A.	1,761
108,069		BRE Properties, Inc (Class A)	5,406
759,418		British Land Co plc	6,081
633,799		Brookfield Asset Management, Inc	20,986
8,985	*	Brookfield Multiplex Group	672
45,000	e	Brookfield Office Properties, Inc	784
753,797	e	Brookfield Office Properties, Inc (Toronto)	13,194
492,659		Bunnings Warehouse Property Trust	944
12,444,188	e	C C Land Holdings Ltd	3,025
111,543		CA Immobilien Anlagen AG.	1,117
1,486,000		Cache Logistics Trust	1,235
89,975		Calloway Real Estate Investment Trust	2,475
1,191,840		Cambridge Industrial Trust	539
123,108		Camden Property Trust	8,331
113,059		Campus Crest Communities, Inc	1,175
95,791		Canadian Apartment Properties REIT	2,237
85,156		Canadian Real Estate Investment Trust	3,401
5,023,974		CapitaCommercial Trust	5,053
1,012,482		Capital & Counties Properties	3,328
249,514		Capital Lease Funding, Inc	1,035
2,635,334		Capital Property Fund	3,228

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,699,404		CapitaLand Ltd	$3,664
2,372,474		CapitaMall Trust	3,594
1,134,480	e	CapitaMalls Asia Ltd	1,415
904,600		CapitaMalls Malaysia Trust	448
880,000		CapitaRetail China Trust	912
342,259		Capstead Mortgage Corp	4,761
352,813		Castellum AB	4,267
3,447,000		Cathay Real Estate Development Co Ltd	1,575
200,954		CBL & Associates Properties, Inc	3,927
957,576	*,e	CBRE Group, Inc	15,666
1,686,000		CDL Hospitality Trusts	2,608
227,822		Cedar Shopping Centers, Inc	1,150
1,367,000		Central China Real Estate Ltd	354
98,000		Central Pattana PCL (Foreign)	145
2,575	*,m	Centro Properties Group	0	^
970,638		Centro Retail Australia (REIT)	1,970
1,597,717		CFS Gandel Retail Trust	3,189
953,000		CH Karnchang PCL	215
1,095,889		Challenger Diversified Property Group	619
6,885,636	e	Champion Real Estate Investment Trust	2,867
643,244		Charter Hall Group	1,506
125,000		Chartwell Seniors Housing Real Estate Investment Trust	1,191
51,342		Chatham Lodging Trust	733
190,198		Chesapeake Lodging Trust	3,275
5,795,201		Cheuk Nang Holdings Ltd	2,276
1,754,607		Cheung Kong Holdings Ltd	21,663
6,312,098		Chimera Investment Corp	14,897
2,003,000		China Aoyuan Property Group Ltd	271
2,092,000		China Chengtong Development Group Ltd	78
8,879,800	e	China Overseas Land & Investment Ltd	20,912
652,000	*	China Properties Group Ltd	223
3,876,000	e	China Resources Land Ltd	8,015
2,311,000		China SCE Property Holdings Ltd	526
3,902,000	e	China South City Holdings Ltd	573
2,059,220		China Vanke Co Ltd	2,715
335,500	e	Chinese Estates Holdings Ltd	389
205,030		Chong Hong Construction Co	448
182,619		City Developments Ltd	1,628
240,670		Citycon Oyj	681
21,485		Cofinimmo	2,394
26,001	*	Colonia Real Estate AG.	90
370,123		Colonial Properties Trust	8,195
203,769		Colony Financial, Inc	3,525
64,398		Cominar Real Estate Investment Trust	1,518
6,244,388		Commonwealth Property Office Fund	6,509
19,520	e	Consolidated-Tomoka Land Co	562
91,624	e	Conwert Immobilien Invest AG.	1,008
135,335		Coresite Realty	3,494
19,750		Corio NV	870
154,450		Corporate Office Properties Trust	3,631
6,560,082	e	Country Garden Holdings Co Ltd	2,605
355,046		Cousins Properties, Inc	2,752

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,859		Crescendo Investment Corp	$1,083
289,870		CreXus Investment Corp	2,948
24,000		Crombie Real Estate Investment Trust	347
12,860,642		CSI Properties Ltd	567
539,675		CubeSmart	6,298
603,754		CYS Investments, Inc	8,314
1,651	e	DA Office Investment Corp	4,357
75,100		Daibiru Corp	576
715,000		Daikyo, Inc	1,886
1,845,900		Daiman Development BHD	1,062
103,965		Daito Trust Construction Co Ltd	9,855
698,879		Daiwa House Industry Co Ltd	9,914
3,344,930		DB RREEF Trust	3,201
1,031,659		DCT Industrial Trust, Inc	6,499
1,328,117		DDR Corp	19,444
409,483		Delta Corp Ltd	494
155,299		Derwent London plc	4,515
71,294	e	Deutsche Euroshop AG.	2,528
126,680		Deutsche Wohnen AG.	2,130
172,389		Development Securities plc	380
700,931		DiamondRock Hospitality Co	7,149
57,214	e	DIC Asset AG.	494
450,886	e	Digital Realty Trust, Inc	33,848
10,992,165		DLF Ltd	39,507
186,734		Douglas Emmett, Inc	4,314
70,776		Douja Promotion Groupe Addoha S.A.	544
576,183		Duke Realty Corp	8,435
45,700		Dundee International Real Estate Investment Trust	446
56,394		Dundee Real Estate Investment Trust	2,115
228,132		DuPont Fabros Technology, Inc	6,515
181,831		Dynex Capital, Inc	1,887
1,169,800		Eastern & Oriental BHD	520
142,416		EastGroup Properties, Inc	7,591
388,737		Education Realty Trust, Inc	4,307
663,724		Emira Property Fund	1,036
2,551,885		Emlak Konut Gayrimenkul Yatiri	3,140
2,590,666		Emperor International Holdings	497
263,774		Entertainment Properties Trust	10,844
165,001		Equity Lifestyle Properties, Inc	11,380
202,554		Equity One, Inc	4,294
989,157		Equity Residential	61,684
60,933		Essex Property Trust, Inc	9,379
24,341		Eurobank Properties Real Estate Investment Co	117
119,525		Eurocommercial Properties NV	4,135
7,845,000	e	Evergrande Real Estate Group	4,063
125,303		Excel Trust, Inc	1,499
221,194		Extra Space Storage, Inc	6,769
381,496		Fabege AB	2,993
5,380,500		Fantasia Holdings Group Co Ltd	583
314,700		Farglory Land Development Co Ltd	560
91,274	*	Fastighets AB Balder	415

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

378,232		Federal Realty Investment Trust	$39,370
480,211	*	FelCor Lodging Trust, Inc	2,257
409,700		Fibra Uno Administracion S.A. de C.V.	843
17,839,000		Filinvest Land, Inc	544
111,980	e	First Capital Realty, Inc	2,018
448,306	*	First Industrial Realty Trust, Inc	5,658
189,582		First Potomac Realty Trust	2,231
585,000		First Real Estate Investment Trust	424
39,010	*,e	FirstService Corp	1,091
941,462	e	FKP Property Group	369
12,425		Fonciere Des Regions	893
1,222,436	*	Forest City Enterprises, Inc (Class A)	17,848
146,956	*,e	Forestar Real Estate Group, Inc	1,883
266,974		Franklin Street Properties Corp	2,825
5,955,200	e	Franshion Properties China Ltd	1,809
1,128,000	e	Frasers Centrepoint Trust	1,489
241	*,e	Frontier Real Estate Investment Corp	1,933
232	*	Fukuoka REIT Corp	1,597
137,120	*,e	GAGFAH S.A.	1,312
199,992		Gazit Globe Ltd	1,936
14,926		Gazit, Inc	257
4,376	e	Gecina S.A.	390
2,149,417		General Growth Properties, Inc	38,883
69,900	*	General Shopping Brasil S.A.	336
95,351		Getty Realty Corp	1,826
40,725		Gladstone Commercial Corp	678
582,572		Glimcher Realty Trust	5,954
1,101,629	*	Global Logistic Properties	1,834
267		Global One Real Estate Investment Corp	1,732
4,153,000	*	Global-Estate Resorts, Inc	179
183,223	*	Globe Trade Centre S.A.	352
2,722,000	*,e	Glorious Property Holdings Ltd	482
121,358	e,f	Gold Wheaton Gold Corp (GDR) (purchased 03/04/12, cost $568)	523
34,280		Goldcrest Co Ltd	530
955,711	e	Goodman Property Trust	762
222,575		Government Properties Income Trust	5,035
915,045		GPT Group (ASE)	3,095
975,275		Grainger plc	1,392
166,957	*	Gramercy Capital Corp	417
683,627		Great Eagle Holdings Ltd	1,760
930,294		Great Portland Estates plc	5,743
210,400	*	Greattown Holdings Ltd	79
1,318,500	e	Greentown China Holdings Ltd	1,385
3,328,460		Growthpoint Properties Ltd	9,371
96,305	e	GSW Immobilien AG.	3,292
19,676,400	e	Guangzhou Investment Co Ltd	4,838
4,091,536	e	Guangzhou R&F Properties Co Ltd	5,448
4,440	*	Gyrodyne Co of America, Inc	508
1,622,000	e	GZI Real Estate Investment Trust	783
76,014		H&R Real Estate Investment Trust	1,829
42,939		Hamborner AG.	377

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,249,392		Hammerson plc	$15,622
280,622		Hang Lung Group Ltd	1,735
3,665,071		Hang Lung Properties Ltd	12,537
195		Hankyu Reit, Inc	884
1,147,680		Hansteen Holdings plc	1,296
122,646		Hatteras Financial Corp	3,508
1,069,529		HCP, Inc	47,220
690,601		Health Care REIT, Inc	40,262
319,627		Healthcare Realty Trust, Inc	7,620
567,500		Heiwa Real Estate Co Ltd	1,328
124,877		Helical Bar plc	361
14,816		Heliopolis Housing	39
1,978,098		Henderson Land Development Co Ltd	10,997
791,872		Hersha Hospitality Trust	4,181
489,000		Highwealth Construction Corp	770
287,747		Highwoods Properties, Inc	9,683
1,192,000		HKR International Ltd	443
376,000	e	Ho Bee Investment Ltd	347
174,931		Home Properties, Inc	10,734
290,000		Hongkong Land Holdings Ltd	1,673
1,246,000	e	Hopson Development Holdings Ltd	740
861,915		Hospitality Properties Trust	21,350
2,172,625		Host Marriott Corp	34,371
656,570	*	Housing Development & Infrastruture Ltd	1,031
58,834	*	Howard Hughes Corp	3,627
107,811		HRPT Properties Trust	2,061
762,211		Huaku Development Co Ltd	1,862
154,000		Huang Hsiang Construction Co	305
132,735		Hudson Pacific Properties	2,311
270,212		Hufvudstaden AB (Series A)	2,897
99,400	e,m	Hulic Co Ltd	1,649
565,362		Hung Poo Real Estate Development Corp	477
952,000		Hung Sheng Construction Co Ltd	480
150,879		Hyprop Investments Ltd	1,146
540,976		Hysan Development Co Ltd	2,062
17,000	e	Icade	1,286
1,390	*	Ichigo Real Estate Investment Corp	641
1,237,490		IGB Corp BHD	1,052
58,300		Iguatemi Empresa de Shopping Centers S.A.	1,205
20,000	e	Iida Home Max	182
1,452,000		IJM Land BHD	1,013
460,434		Immobiliare Grande Distribuzione	377
1,509,230	e	IMMOFINANZ Immobilien Anlagen AG.	4,802
478,038		Indiabulls Real Estate Ltd	530
419		Industrial & Infrastructure Fund Investment Corp	2,707
122,941		Industrial Buildings Corp	142
1,738,655	e	ING Office Fund	4,852
292,226		Inland Real Estate Corp	2,449
130,983		InnVest Real Estate Investment Trust	605
1,940		Intershop Holdings	666
9,356	e	Intervest Offices	230
458,011		Invesco Mortgage Capital, Inc	8,400

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

437,452		Investors Real Estate Trust	$3,456
1,100,963		Is Gayrimenkul Yatirim Ortakligi AS	695
313,722	*	iStar Financial, Inc	2,024
181,317	*,e	IVG Immobilien AG.	361
85,506	*	IVR Prime Urban Developers Ltd	64
915	e	Japan Excellent, Inc	4,565
4,004	*	Japan Hotel REIT Investment Corp	1,066
265	*	Japan Logistics Fund Inc	2,350
1,356	e	Japan Prime Realty Investment Corp	3,817
294	*	Japan Real Estate Investment Corp	2,696
1,778		Japan Rental Housing Investments, Inc	850
3,805	*	Japan Retail Fund Investment Corp	6,036
52,000		Jereissati Participacoes S.A.	38
63,666		Jerusalem Economy Ltd	305
316,200		JHSF Participacoes S.A.	945
972,050		Jiangsu Future Land Co Ltd	599
1,185		Joint Reit Investment Corp	5,030
274,961		Jones Lang LaSalle, Inc	19,349
2,690,282	e	K Wah International Holdings Ltd	1,061
3,020,000	*,e	Kaisa Group Holdings Ltd	600
228,480		KEE TAI Properties Co Ltd	119
1,825		Kenedix Realty Investment Corp	5,901
2,972	*	Kenedix, Inc	431
130,246	e	Kennedy-Wilson Holdings, Inc	1,825
3,486,546	e	Keppel Land Ltd	8,972
2,484,640	e	Kerry Properties Ltd	10,692
58,900	e	Killam Properties, Inc	760
95,427		Kilroy Realty Corp	4,620
1,426,099		Kimco Realty Corp	27,139
109,000		Kindom Construction Co	66
453,600		King’s Town Construction Co Ltd	393
199,263		Kite Realty Group Trust	994
1,170,979	e	Kiwi Income Property Trust	981
4,413,278		KLCC Property Holdings BHD	6,475
41,291		Klepierre	1,357
151,149		Klovern AB	495
4,116	*,e	Klovern AB (Pref)	84
110,636	*	Korea Real Estate Investment Trust Co	132
3,125,130		Kowloon Development Co Ltd	3,173
981,799	e	K-REIT Asia	830
203,954		Kungsleden AB	1,035
470,000	*	Kuoyang Construction Co Ltd	196
6,536,000	e	KWG Property Holding Ltd	4,180
74,846,000		Lai Fung Holdings Ltd	1,342
11,088,250	*	Lai Sun Development	163
355,093		Land Securities Group plc	4,114
410,972		LaSalle Hotel Properties	11,976
39,110	*	LC Corp S.A.	15
1,727		Leasinvest Real Estate SCA	142
660,369		Lend Lease Corp Ltd	4,911
186,011	*,e	Leopalace21 Corp	626
448,303		Lexington Corporate Properties Trust	3,797

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

143,214		Liberty International plc	$723
141,746		Liberty Property Trust	5,222
3,661,260		Link Real Estate Investment Trust	15,007
2,015,000	e	Lippo-Mapletree Indonesia Retail Trust	639
650,727		London & Stamford Property plc	1,139
867,000		Long Bon International Co Ltd	353
2,077,000	e	Longfor Properties Co Ltd	3,276
1,782,000		LPN Development PCL	977
2,045,100		LPN Development PCL (ADR)	1,121
63,700		LPS Brasil Consultoria de Imoveis S.A.	1,062
198,481		LTC Properties, Inc	7,201
450,471		Macerich Co	26,600
299,086		Mack-Cali Realty Corp	8,694
369,288	e	Macquarie CountryWide Trust	1,257
1,021,527		Macquarie Goodman Group	3,868
2,260,590		Macquarie MEAG Prime REIT	1,190
1,505,000		Mah Sing Group BHD	978
35,779	*,e,m	Mapeley Ltd	114
1,359,000	e	Mapletree Commercial Trust	1,055
2,841,016		Mapletree Industrial Trust	2,722
1,846,523	e	Mapletree Logistics Trust	1,436
514,514		Medical Properties Trust, Inc	4,950
13,590	*	Medinet Nasr Housing	38
42,887,800	f	Megaworld Corp (purchased 12/09/10, cost $2,116)	2,247
19,346		Melisron Ltd	326
42,916	e	Mercialys S.A	799
338,350		Metric Property Investments plc	453
445,149		MFA Mortgage Investments, Inc	3,512
883		MID Reit, Inc	2,238
105,407		Mid-America Apartment Communities, Inc	7,193
1,792,929		Midland Holdings Ltd	875
2,658,000		Minmetals Land Ltd	325
2,504,303		Mirvac Group	3,291
303,519		Mission West Properties, Inc	2,616
1,215,837		Mitsubishi Estate Co Ltd	21,813
1,472,322		Mitsui Fudosan Co Ltd	28,567
11,946		Mobimo Holding AG.	2,760
218,921		Monmouth Real Estate Investment Corp (Class A)	2,566
38,521		Morguard Real Estate Investment Trust	643
1,877		Mori Hills REIT Investment Corp	8,112
422		Mori Trust Sogo Reit, Inc	3,701
178,296		Multiplan Empreendimentos Imobiliarios S.A.	4,364
383,600		Naim Holdings BHD	211
89,146		National Health Investors, Inc	4,539
137,919		National Retail Properties, Inc	3,902
1,718,000	*	Neo-China Land Group Holdings Ltd	337
5,442,666		New World China Land Ltd	2,233
10,027,003		New World Development Ltd	11,815
64,065		New York Mortgage Trust, Inc	452
72,762	e	Nieuwe Steen Investments NV	621
248		Nippon Accommodations Fund, Inc	1,606
281	e	Nippon Building Fund, Inc	2,717

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

61,826	*	Nitsba Holdings 1995 Ltd	$445
76,529		Nomura Real Estate Holdings, Inc	1,401
428		Nomura Real Estate Office Fund, Inc	2,414
380	*	Nomura Real Estate Residential Fund, Inc	1,949
33,869		Northern Property Real Estate Investment Trust	1,095
512,413		NorthStar Realty Finance Corp	2,675
28,100		NorthWest Healthcare Properties Real Estate Investment Trust	362
609,888		Norwegian Property ASA	836
179,617		NRDC Acquisition Corp	2,166
4,079		NTT Urban Development Corp	3,300
400,244		Omega Healthcare Investors, Inc	9,005
60,555		One Liberty Properties, Inc	1,140
411	*	Orix JREIT, Inc	1,847
825,654	*	Palm Hills Developments SAE	266
140,920		Paramount Corp BHD	78
585,000		Parkway Life Real Estate Investment Trust	871
79,376		Parkway Properties, Inc	908
1,514,555		Parque Arauco S.A	2,691
358,802	*	Parsvnath Developers Ltd	398
37,994	*	Patrizia Immobilien AG.	212
346,500		Pavilion Real Estate Investment Trust	133
369,637		PAZ Corp S.A.	184
195,407		Pebblebrook Hotel Trust	4,555
215,788		Pennsylvania Real Estate Investment Trust	3,233
245,432		Pennymac Mortgage Investment Trust	4,842
1,114,000	e	Perennial China Retail Trust	416
577,614		Phoenix Mills Ltd	1,846
232,257		Piedmont Office Realty Trust, Inc	3,997
815,080	*,e	Pirelli & C Real Estate S.p.A.	130
373,111		Plum Creek Timber Co, Inc	14,813
3,037,000	e	Poly Hong Kong Investment Ltd	1,655
7,091,160		Polytec Asset Holdings Ltd	685
87,309		Post Properties, Inc	4,274
340,546		Potlatch Corp	10,877
2,639,000		Powerlong Real Estate Holdings Ltd	413
1,194	*	Premier Investment Co	4,196
1,281,880		Prestige Estates Projects Ltd	2,706
287,500		Preuksa Real Estate PCL	144
1,936,400		Preuksa Real Estate PCL (Foreign)	968
98,516		Primaris Retail Real Estate Investment Trust	2,280
153,753		Primary Health Properties plc	771
48,165		Prime Office REIT-AG.	198
1,024,600		Prince Housing & Development Corp	695
1,679		Property & Building Corp	54
2,462,000		Prosperity REIT	564
117,437		PS Business Parks, Inc	7,953
91,118		PSP Swiss Property AG.	8,041
8,067,500		PT Agung Podomoro Land Tbk	299
33,100,000		PT Alam Sutera Realty Tbk	1,740
11,515,000		PT Ciputra Development Tbk	805
4,321,000		PT Ciputra Property Tbk	301

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

9,451,500	*	PT Intiland Development Tbk	$347
63,155,000	*	PT Kawasan Industri Jababeka Tbk	1,261
58,680,213		PT Lippo Karawaci Tbk	5,030
4,876,500		PT Modernland Realty Tbk	226
16,872,000	*	PT Pakuwon Jati Tbk	351
37,811,500	*	PT Sentul City Tbk	938
11,072,000		PT Summarecon Agung Tbk	1,924
671,372		Public Storage, Inc	96,953
2,003,815	f	Puravankara Projects Ltd (purchased 01/21/08, cost $7,383)	2,355
21,150,725		Quality House PCL	1,156
874,031	*	Quintain Estates & Development plc	519
745,533		Radium Life Tech Co Ltd	533
167,579		RAIT Investment Trust	774
178,302		Ramco-Gershenson Properties	2,241
982,307	e	Raven Russia Ltd	886
501,446		Rayonier, Inc	22,515
91,859	*	Realia Business S.A.	58
178,511		Realty Income Corp	7,456
3,040,138		Redefine Income Fund Ltd	3,187
294,511		Redwood Trust, Inc	3,675
29,649,000		Regal Real Estate Investment Trust	6,928
408,090		Regency Centers Corp	19,413
13,100		Relo Holdings, Inc	443
12,675,500	e	Renhe Commercial Holdings Co Ltd	523
379,699		Resilient Property Income Fund Ltd	2,004
301,066		Resource Capital Corp	1,605
102,932		Retail Properties of America, Inc	1,000
1,784,000		Richfield Group Holdings Ltd	82
456,218		RioCan Real Estate Investment Trust	12,413
425,628		RLJ Lodging Trust	7,717
4,556,900		Robinsons Land Corp	1,893
143,075	*	Rouse Properties, Inc	1,939
686,973		Ruentex Development Co Ltd	1,062
2,611,288		S.A. Corporate Real Estate Fund	1,091
1,293,000		Sabana Shari’ah Compliant Industrial REIT	998
288,956		Sabra Healthcare REIT, Inc	4,944
265,259		Saf Gayrimenkul Yatirim Ortakligi AS.	133
25,461,932		Sansiri PCL	1,708
47,751		Saul Centers, Inc	2,047
278,948		Savills plc	1,532
166,970	e	SC Global Developments Ltd	129
317,941		Segro plc	1,083
35,639	*	Select Income REIT	847
216,817		Senior Housing Properties Trust	4,839
400,099		Shaftesbury plc	3,230
542,840		Shanghai Jinqiao Export Processing Zone Development Co Ltd	371
72,000		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	79
24,843,429	e	Shanghai Real Estate Ltd	1,085
650,000	*	Shanghai Zendai Property Ltd	10

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

510,000	e	Shell Electric MFG	$461
4,328,000	e	Shenzhen Investment Ltd	1,027
2,734,500	e	Shimao Property Holdings Ltd	4,238
693,450	*	Shining Building Business Co Ltd	586
42,200	e	Shoei Co Ltd	232
7,438,305	e	Shui On Land Ltd	3,048
3,074,000		Silver Grant International	572
1,839,655		Simon Property Group, Inc	286,361
14,000	e	Singapore Land Ltd	62
1,717,984		Sino Land Co	2,609
2,132,000	*	Sinolink Worldwide Holdings Ltd	139
5,849,229	e	Sino-Ocean Land Holdings Ltd	2,931
2,306,846		Sinpas Gayrimenkul Yatirim Ortakligi AS	1,589
538,800		Sinyi Realty Co	770
66,083		Six of October Development & Investment	185
519,545		SL Green Realty Corp	41,688
1,310,908		SM Development Corp	192
12,082,715		SM Prime Holdings	3,745
233,416		Sobha Developers Ltd	1,431
14,068	e	Societe de la Tour Eiffel	703
14,383	e	Societe Immobiliere de Location pour l’Industrie et le Commerce	1,363
4,113,500	e	Soho China Ltd	3,157
44,600		Sonae Sierra Brasil S.A.	651
340,726	*,e	Songbird Estates plc	587
98,000		Soundwill Holdings Ltd	148
137,265		Sovran Self Storage, Inc	6,876
138,100		SP Setia BHD	163
104,260		Sparkassen Immobilien AG.	566
3,004,929		SPG Land Holdings Ltd	650
550,917		Sponda Oyj	2,063
324,844		ST Modwen Properties plc	858
87,629	*,e	St. Joe Co	1,385
88,634		STAG Industrial, Inc	1,292
770,363		Starwood Property Trust, Inc	16,416
4,102,867	e	Stockland Trust Group	13,022
694,062	*	Strategic Hotels & Resorts, Inc	4,484
23,870		Sumitomo Real Estate Sales Co Ltd	1,162
1,537,222		Sumitomo Realty & Development Co Ltd	37,810
109,235		Summit Hotel Properties, Inc	914
98,136		Sun Communities, Inc	4,342
3,540,587		Sun Hung Kai Properties Ltd	42,094
1,321,000	e	Sunac China Holdings Ltd	559
2,604,190		Sunlight Real Estate Investment Trust	880
628,176	*	Sunstone Hotel Investors, Inc	6,904
2,913,000		Suntec Real Estate Investment Trust	3,120
1,704,952		Sunteck Realty Ltd	10,741
1,014,794	*	Sunway BHD	739
1,731,100		Sunway Real Estate Investment	743
4,637,700		Supalai PCL	2,541
1,711,614	e	Swire Pacific Ltd (Class A)	19,908
380,690		Swire Properties Ltd	1,146

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

63,045		Swiss Prime Site AG.	$5,259
144,139		Sycom Property Fund	431
1,256,600		TA Global BHD	111
237,864	e	TAG Tegernsee Immobilien und Beteiligungs AG.	2,234
391,741	*	Taiwan Land Development Corp	153
1,067,535	*	Talaat Moustafa Group	772
417,483		Tanger Factory Outlet Centers, Inc	13,380
579,624		Taubman Centers, Inc	44,724
150,714	e	Technopolis plc	619
52,186	*	Tejon Ranch Co	1,494
46,584		Terreno Realty Corp	704
864,100	e	Thomas Properties Group, Inc	4,701
1,316,800		Ticon Industrial Connection PCL	534
106,800		TOC Co Ltd	614
28,400		Toho Real Estate Co Ltd	161
1,358,982	*	Tokyo Tatemono Co Ltd	5,128
3,268,329		Tokyu Land Corp	16,223
28,000		Tokyu Livable, Inc	304
317	*	Tokyu REIT, Inc	1,555
148,000		Tomson Group Ltd	31
240		Top REIT Inc	1,342
8,873		Tosei Corp	3,541
1,031,479		Two Harbors Investment Corp	10,686
828,759		UDR, Inc	21,415
1,385,530	*	UEM Land Holdings BHD	917
50,480		UMH Properties, Inc	542
37,026	e	Unibail	6,821
371,901		Unite Group plc	1,126
7,038,878	*	Unitech Corporate Parks plc	3,424
37,013,843		Unitech Ltd	14,679
1,115,637		United Overseas Land Ltd	4,373
6,061		United Urban Investment Corp	6,528
67,224		Universal Health Realty Income Trust	2,792
456,300	*	UOA Development BHD	218
85,342		Urstadt Biddle Properties, Inc (Class A)	1,687
48,886	*	Vakif Gayrimenkul Yatirim Ortakligi AS.	92
25,284		Vastned Retail NV	987
1,399,519		Ventas, Inc	88,338
9,709,000		Vista Land & Lifescapes, Inc	972
579,048		Vornado Realty Trust	48,628
271,734		Vukile Property Fund Ltd	565
129,220		Wallenstam Byggnads AB (B Shares)	1,256
21,911		Warehouses De Pauw SCA	1,169
247,228		Washington Real Estate Investment Trust	7,034
287,190		Weingarten Realty Investors	7,565
2,332		Wereldhave Belgium NV	223
29,839		Wereldhave NV	1,917
29,015	*	Western Asset Mortgage Capital Corp	566
5,523,727		Westfield Group	54,085
6,435,901		Westfield Retail Trust	18,878
3,221,492		Weyerhaeuser Co	72,033
5,651,413		Wharf Holdings Ltd	31,427

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,806,763		Wheelock & Co Ltd	$6,865
333,097	e	Wheelock Properties S Ltd	454
34,495		Whitestone REIT	476
85,638		Wihlborgs Fastigheter AB	1,151
720,267		Wing Tai Holdings Ltd	763
107,362		Winthrop Realty Trust	1,306
294,296		Workspace Group plc	1,073
2,257,000	e	Yanlord Land Group Ltd	2,212
1,197,000	*	Ying Li International Real Estate Ltd	303
13,059		YNH Property BHD	8
1,133,600	*	YTL Land & Development BHD	357
645,600		Yuzhou Properties Co	138
4,410,800	*	Zhong An Real Estate Ltd	504
550,000	*	Zhuguang Holdings Group Co Ltd	40
56,590	*	Zueblin Immobilien Holding AG.	198

		TOTAL REAL ESTATE	3,518,524

RETAILING - 4.0%
138,534	*,e	1-800-FLOWERS.COM, Inc (Class A)	483
198,190		Aaron’s, Inc	5,611
5,701	e	ABC-Mart, Inc	213
398,724		Abercrombie & Fitch Co (Class A)	13,612
438,126	e	Advance Auto Parts, Inc	29,889
383,624	*	Aeropostale, Inc	6,840
46,100	e	Alpen Co Ltd	902
1,405,107	*	Amazon.com, Inc	320,856
3,340,860		American Eagle Outfitters, Inc	65,915
30,984	*	America’s Car-Mart, Inc	1,204
262,160	*	Ann Taylor Stores Corp	6,682
79,100		AOKI Holdings, Inc	1,664
178,241		Aoyama Trading Co Ltd	3,659
95,746		ARB Corp Ltd	896
14,000	e	Arc Land Sakamoto Co Ltd	220
17,200	e	Asahi Co Ltd	284
105,652	*	Asbury Automotive Group, Inc	2,503
26,400		ASKUL Corp	301
350,962	*,e	ASOS plc	9,776
70,793	*	Audiovox Corp (Class A)	660
274,000		Aurora Corp	409
59,031		Autobacs Seven Co Ltd	2,891
224,583		Automotive Holdings Group	572
96,436	*,e	Autonation, Inc	3,402
191,141	*	Autozone, Inc	70,181
90,900		B2W Companhia Global Do Varejo	265
124,075	*,e	Barnes & Noble, Inc	2,042
50,661		BasicNet S.p.A	136
288,133	e	Bebe Stores, Inc	1,691
1,412,155	*	Bed Bath & Beyond, Inc	87,271
6,015,600	e	Belle International Holdings Ltd	10,306
51,400		Belluna Co Ltd	407
3,110,826	e	Best Buy Co, Inc	65,203
66,000	*	Best Denki Co Ltd	120

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

37,787		Beter BED Holding NV	$736
1,063	e	BIC CAMERA, Inc	531
92,058	e	Big 5 Sporting Goods Corp	696
209,993	*	Big Lots, Inc	8,566
65,145		Bilia AB (A Shares)	877
52,715	*,e	Blue Nile, Inc	1,566
106,460	*,e	Body Central Corp	958
3,182,000	e	Bonjour Holdings Ltd	465
108,295	e	Bon-Ton Stores, Inc	846
1,287,000	e	Boshiwa International Holding	279
4,465	*	Boyner Buyuk Magazacilik	8
112,540	*	Brick Ltd	454
184,065	e	Brown Shoe Co, Inc	2,376
104,834	e	Buckle, Inc	4,148
82,945		Byggmax Group AB	409
196,907	*	Cabela’s, Inc	7,445
10,965	*,e	CafePress, Inc	163
136,118		Canadian Tire Corp Ltd	9,209
198,806		Canon Marketing Japan, Inc	2,530
316,007	*	Carmax, Inc	8,197
60,978	*,e	Carpetright plc	647
10,585		Cashbuild Ltd	177
164,912	*	Casual Male Retail Group, Inc	599
103,597		Cato Corp (Class A)	3,156
71,294	*	CDON Group AB	424
94,833	e	CFAO S.A.	4,489
8,855		Charles Voegele Holding AG.	137
254,850	e	Chico’s FAS, Inc	3,782
104,798	*	Children’s Place Retail Stores, Inc	5,222
1,371,500	*,e	China ZhengTong Auto Services Holdings Ltd	729
89,700		Chiyoda Co Ltd	1,940
110,000	*	Chori Co Ltd	147
673,000	e	Chow Sang Sang Holding	1,314
11,912,200	*,e	Chow Tai Fook Jewellery Group Ltd	14,866
245,400		Cia Hering	4,655
67,329	*,e	Citi Trends, Inc	1,040
3,813		CJ O Shopping Co Ltd	602
88,141	e	Clas Ohlson AB (B Shares)	1,230
738,612		Clicks Group Ltd	4,862
15,138	*	Coldwater Creek, Inc	8
223,236	*,e	Collective Brands, Inc	4,782
91,013	*,e	Conn’s, Inc	1,347
45,445		Core-Mark Holding Co, Inc	2,188
1,759,000	e	Dah Chong Hong Holdings Ltd	1,583
112,300	*,e	Daiei, Inc	355
689,705	e	David Jones Ltd	1,844
347,200		DCM Japan Holdings Co Ltd	2,465
3,757,971		Debenhams plc	5,103
37,103		Delek Automotive Systems Ltd	242
7,562		Delticom AG.	498
53,902	e	Destination Maternity Corp	1,164

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

814,767	e	Dick’s Sporting Goods, Inc	$39,109
10,224,735		Dickson Concepts International Ltd	5,516
30,350		D’ieteren S.A.	1,263
67,086	e	Dillard’s, Inc (Class A)	4,272
171,903		Dogus Otomotiv Servis ve Ticaret AS	532
612,364	*	Dollar General Corp	33,307
1,283,452	*	Dollar Tree, Inc	69,050
153,617	e	Dollarama, Inc	9,231
70,800	e	Don Quijote Co Ltd	2,438
11,300		Doshisha Co Ltd	313
29,936		Douglas Holding AG.	1,180
15,997,135	*,e	DSG International plc	4,600
303,263		DSW, Inc (Class A)	16,498
28,782	*	Dufry Group	3,489
158,476		Dunelm Group plc	1,295
95,483	e	EDION Corp	479
171,100	e	El Puerto de Liverpool SAB de C.V.	1,440
326,000		E-LIFE MALL Corp	713
4,030,000	e	Emperor Watch & Jewellery Ltd	370
431,675		Empresas Hites S.A.	315
277,791		Empresas La Polar S.A.	175
1,794,300	e	Esprit Holdings Ltd	2,324
665,419	e	Expedia, Inc	31,987
1,428,308		Express Parent LLC	25,952
253,672		Family Dollar Stores, Inc	16,864
1,164,468		Far Eastern Department Stores Co Ltd	1,098
31,489		Fast Retailing Co Ltd	6,301
264,642	e	Finish Line, Inc (Class A)	5,534
1,891,706		Foot Locker, Inc	57,848
387,514		Foschini Ltd	6,080
185,814	*,e	Francesca’s Holdings Corp	5,019
150,534	e	Fred’s, Inc (Class A)	2,302
24,400		Fuji Co Ltd	532
3,250,000	b,e,m	Game Group plc	51
738,267	e	GameStop Corp (Class A)	13,555
1,056,419		Gap, Inc	28,904
92,898	*	Genesco, Inc	5,588
795,870		Genuine Parts Co	47,951
429	e	Geo Corp	478
3,824,377	e	Giordano International Ltd	2,728
349,941		GNC Holdings, Inc	13,718
1,023,900	e	Golden Eagle Retail Group Ltd	2,097
464,000		Goldlion Holdings Ltd	192
14,356,408	e	GOME Electrical Appliances Holdings Ltd	1,921
29,892	*	Gordmans Stores, Inc	493
92,510	e	Group 1 Automotive, Inc	4,219
107,075	*,e	Groupon, Inc	1,138
316,500	*,e	Grupo Famsa SAB de C.V.	293
9,488		GS Home Shopping, Inc	802
175,938	e	Guess?, Inc	5,343
5,870	e	Gulliver International Co Ltd	189
1,048		GwangjuShinsegae Co Ltd	189

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

93,500		Hai-O Enterprise BHD	$65
279,278		Halfords Group plc	1,003
146,825	e	Hankyu Department Stores, Inc	1,472
868,961	e	Harvey Norman Holdings Ltd	1,747
80,240	e	Haverty Furniture Cos, Inc	896
38,588	*	Hellenic Duty Free Shops S.A.	277
6,148,700	e	Hengdeli Holdings Ltd	1,964
1,283,047	e	Hennes & Mauritz AB (B Shares)	46,054
58,808	*,e	HHgregg, Inc	665
101,010	*	Hibbett Sports, Inc	5,829
27,401	e	Hikari Tsushin, Inc	1,213
6,981,376		Home Depot, Inc	369,943
1,084,145	e	Home Retail Group	1,440
59,450	*,e	HomeAway, Inc	1,292
20,620	e	Honeys Co Ltd	388
152,922	e	Hot Topic, Inc	1,482
340,000		Hotai Motor Co Ltd	2,217
145,557		HSN, Inc	5,873
21,650		Hyundai Department Store Co Ltd	2,706
63,630		Hyundai H&S Co Ltd	926
8,582		Hyundai Home Shopping Network Corp	840
384,181		Imperial Holdings Ltd	8,109
1,081,054		Inchcape plc	5,612
369,956		Inditex S.A.	38,241
14,492	*	Interpark Corp	73
5,461,500	e	Intime Department Store Group Co Ltd	5,400
983,987		Isetan Mitsukoshi Holdings Ltd	10,454
578,000	e	IT Ltd	253
80,800		Izumi Co Ltd	1,620
537,066		J Front Retailing Co Ltd	2,700
105,687	e	Jardine Cycle & Carriage Ltd	3,895
132,204	e	JB Hi-Fi Ltd	1,208
1,912,304	e	JC Penney Co, Inc	44,576
102,409		JD Group Ltd	540
7,000	*	Jin Co Ltd	125
82,532		John Menzies plc	775
104,201	*	JOS A Bank Clothiers, Inc	4,424
55,000	e	Joshin Denki Co Ltd	551
193,762		JUMBO S.A.	748
253,486	e	KappAhl Holding AB	184
43,387	e	Keiyo Co Ltd	270
733,322		Kesa Electricals plc	569
4,142,186		Kingfisher plc	18,685
117,323	*,e	Kirkland’s, Inc	1,320
680,527		Kohl’s Corp	30,957
27,400	e	Kohnan Shoji Co Ltd	362
26,200	e	Kojima Co Ltd	99
41,000		Komeri Co Ltd	1,077
114,200	*	Konaka Co Ltd	1,282
60,863	e	K’s Holdings Corp	1,779
13,195		LES Enphants Co Ltd	12
305,204		Lewis Group Ltd	2,630

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

28,187,777	e	Li & Fung Ltd	$54,579
1,774,026	*	Liberty Media Holding Corp (Interactive A)	31,560
2,114,502		Lifestyle International Holdings Ltd	4,659
1,281,664		Limited Brands, Inc	54,509
79,977		Lithia Motors, Inc (Class A)	1,843
713,825	*,e	LKQ Corp	23,842
533,163		Lojas Americanas S.A.	3,517
162,349		Lojas Renner S.A.	4,555
501,440		Lookers plc	495
29,790		Lotte Midopa Co Ltd	353
24,395		Lotte Shopping Co Ltd	6,670
4,783,735		Lowe’s Companies, Inc	136,049
1,162,000	e	Luk Fook Holdings International Ltd	2,438
104,121	*,e	Lumber Liquidators, Inc	3,518
4,107,010		Macy’s, Inc	141,076
114,500		Magazine Luiza S.A.	536
787,000	e	Maoye International Holdings Ltd	145
81,689	*,e	MarineMax, Inc	777
1,429,726		Marks & Spencer Group plc	7,291
1,003,997		Marui Co Ltd	7,679
37,800	*,e	Matsuya Co Ltd	339
40,740	*,e	Mattress Firm Holding Corp	1,235
143,600		MBM Resources BHD	136
39,700		Megane TOP Co Ltd	435
48,544		Mekonomen AB	1,487
193,888		Men’s Wearhouse, Inc	5,456
1,124,004		Mercuries & Associates Ltd	849
877,157		MFI Furniture plc	1,752
70,933		Mobilezone Holding AG.	705
114,944	e	Monro Muffler, Inc	3,821
104,217	e	Mothercare plc	325
560,712	e	Mr Price Group Ltd	7,687
5,134,905	e	Myer Holdings Ltd	8,542
217,333		N Brown Group plc	834
13,000		Nafco Co Ltd	227
341,000		National Petroleum Co Ltd	363
52,771	*	NET Holding AS	46
203,407	*,e	NetFlix, Inc	13,927
1,418,000	e	New World Department Store China Ltd	766
144,231	*	New York & Co, Inc	502
514,501		Next plc	25,834
24,143		NFI Empik Media & Fasion S.A.	76
94,000		Nice Holdings, Inc	251
77,100	e	Nishimatsuya Chain Co Ltd	640
40,500		Nissen Holdings Co Ltd	193
27,727		Nitori Co Ltd	2,622
821,634		Nordstrom, Inc	40,827
129,868	e	Nutri/System, Inc	1,501
406,238	*,e	Ocado Ltd	496
1,238,820	*,e	Office Depot, Inc	2,676
2,106,780	*,e	OfficeMax, Inc	10,660
137,292	*,e	Orbitz Worldwide, Inc	501

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

8,880	*,e	Orchard Supply Hardware Stores Corp	$148
608,445	*	O’Reilly Automotive, Inc	50,969
526,000	e	Oriental Watch Holdings	141
24,371		OrotonGroup Ltd	183
787,000		OSIM International Ltd	753
22,900		Otsuka Kagu Ltd	234
53,631	*,e	Overstock.com, Inc	371
2,413,212		Pacific Brands Ltd	1,245
198,400		Padini Holdings Bhd	116
5,950		Pal Co Ltd	285
79,900		Paltac Corp	1,107
150,000		Pantaloon Retail India Ltd	490
61,782		Parco Co Ltd	616
36,800		Paris Miki, Inc	224
605,760		Parkson Holdings BHD	878
2,086,500	e	Parkson Retail Group Ltd	1,864
4,488,000	e	PCD Stores Ltd	422
2,137,451	*	Pendragon plc	493
157,803	e	Penske Auto Group, Inc	3,352
222,344	e	PEP Boys - Manny Moe & Jack	2,201
11,710	*,e	Perfumania Holdings, Inc	97
75,959	e	PetMed Express, Inc	924
824,177		Petsmart, Inc	56,192
454,247		Pier 1 Imports, Inc	7,463
20,270		Point, Inc	698
2,118,000	*	Pou Sheng International Holdings Ltd	173
51,037		PPR	7,274
131,514		Premier Investments Ltd	629
209,975	*	Priceline.com, Inc	139,533
1,510,000		PT ACE Hardware Indonesia Tbk	818
1,365,000		PT Indomobil Sukses Internasional Tbk	1,026
860,000		PT Mitra Adiperkasa Tbk	660
4,330,500		PT Ramayana Lestari Sentosa Tbk	437
514,692	e	RadioShack Corp	1,976
955,900	*	Rakuten, Inc	9,883
71,637		Reitmans Canada Ltd	859
80,269	e	Reject Shop Ltd	756
240,454		Rent-A-Center, Inc	8,113
694,400		Robinson Department Store PCL	1,371
714,200		Robinson Department Store PCL (ADR)	1,410
182,763		RONA, Inc	1,937
1,170,262		Ross Stores, Inc	73,106
56,554	*,e	Rue21, Inc	1,427
27,300		Ryohin Keikaku Co Ltd	1,484
1,352,000	e	SA SA International Holdings Ltd	857
782,244		SACI Falabella	7,250
516,682	*,e	Saks, Inc	5,503
1,017,315	*	Sally Beauty Holdings, Inc	26,186
597,500	e	Sanrio Co Ltd	21,784
48,965	*,e	Sears Holdings Corp	2,923
296,367	*	Select Comfort Corp	6,200
48,600	e	Senshukai Co Ltd	314

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

25,250	*	Seobu Truck Terminal Co Ltd	$535
20,300	*	Seria Co Ltd	325
59,900		Shimachu Co Ltd	1,311
18,945		Shimamura Co Ltd	2,189
16,600		Shimojima Co Ltd	195
11,342		Shinsegae Co Ltd	2,090
4,259		Shinsegae International Co Ltd	326
1,442,000		Shirble Department Stores	134
56,307		Shoe Carnival, Inc	1,210
141,417	*,e	Shutterfly, Inc	4,340
1,159,000	e	Sichuan Xinhua Winshare Chainstore Co Ltd	501
2,467,014	e	Signet Jewelers Ltd	108,573
2,221,000	e	Silver base Group Holdings Ltd	904
164,850	e	Sonic Automotive, Inc (Class A)	2,254
17,514	*,e	Sourceforge, Inc	347
276,523	*	Sports Direct International plc	1,326
128,281	e	Stage Stores, Inc	2,350
1,422,091		Staples, Inc	18,558
65,900	e	Start Today Co Ltd	921
113,748	e	Stein Mart, Inc	904
67,705	e	Stockmann Oyj Abp (B Share)	1,369
390,539	e	Super Cheap Auto Group Ltd	2,886
598,761	*	Super Group Ltd	1,116
35,840	*,e	SuperGroup plc	187
35,350	*,e	Systemax, Inc	418
2,489,995		Takashimaya Co Ltd	19,138
36,569		Takihyo Co Ltd	191
52,643		Takkt AG.	655
248,654	*,e	Talbots, Inc	627
5,947,032		Target Corp	346,058
29,656	*,e	Teavana Holdings, Inc	401
181	e	Telepark Corp	347
7,064,605		Test-Rite International Co	4,847
505,403		Tiffany & Co	26,761
45,262	*	Tilly’s, Inc	726
5,343,594		TJX Companies, Inc	229,401
19,706		Tom Tailor Holding AG.	321
289,550		Tractor Supply Co	24,050
290,956	*	Trade Me Ltd	871
1,143		Trent Ltd	20
355,770	*	TripAdvisor, Inc	15,899
685,770		Truworths International Ltd	7,525
327,000		Tsann Kuen Enterprise Co Ltd	697
175,603		Tsutsumi Jewelry Co Ltd	4,270
177,875	*	Tuesday Morning Corp	763
257,800		Ulta Salon Cosmetics & Fragrance, Inc	24,073
1,425,999		United Arrows Ltd	35,651
693,291	*,e	Urban Outfitters, Inc	19,128
53,902	*,e	US Auto Parts Network, Inc	225
70,095		USS Co Ltd	7,563
3,749		Valora Holding AG.	698

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

81,505	*,e	Vitacost.com, Inc	$481
123,444	*	Vitamin Shoppe, Inc	6,781
158,765		Warehouse Group Ltd	319
63,824	*,e	West Marine, Inc	750
359,889	*,e	Wet Seal, Inc (Class A)	1,137
403,760		WH Smith plc	3,447
134,942		Williams-Sonoma, Inc	4,719
7,915	e	Winmark Corp	463
2,006,442		Woolworths Holdings Ltd	12,360
137,041	e	Wotif.com Holdings Ltd	596
83,500		Xebio Co Ltd	1,910
42,956		Yamada Denki Co Ltd	2,199
21,500		Yellow Hat Ltd	365
88,180	*,e	Yoox S.p.A	1,276
866,000	e	Zhongsheng Group Holdings Ltd	1,059
3,016	*	zooplus AG.	99
80,968	*,e	Zumiez, Inc	3,206

		TOTAL RETAILING	4,007,718

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.3%
241,836	*,e	Advanced Energy Industries, Inc	3,245
1,684,257	*	Advanced Micro Devices, Inc	9,651
7,518,016		Advanced Semiconductor Engineering, Inc	6,171
83,293		Advanced Wireless Semiconductor Co	91
1,193,012	e	Advantest Corp	18,650
128,831	e	Aixtron AG.	1,846
139,000		Alcor Micro Corp	229
544,000		ALI Corp	628
93,199	*,e	Alpha & Omega Semiconductor Lt	853
877,044		Altera Corp	29,679
26,422	*	Aminologics Co Ltd	63
348,875	*,e	Amkor Technology, Inc	1,703
247,417	*,e	Anadigics, Inc	448
1,057,117		Analog Devices, Inc	39,822
3,094,073		Applied Materials, Inc	35,458
248,902	*,e	Applied Micro Circuits Corp	1,424
433,788		Ardentec Corp	291
1,151,142	e	ARM Holdings plc	9,120
10,331	*	Asia Pacific Systems, Inc	123
126,463	e	ASM International NV	4,804
371,562	e	ASM Pacific Technology	4,749
751,734		ASML Holding NV	38,606
1,120,027	*	Atmel Corp	7,504
124,870	*,e	ATMI, Inc	2,569
395,764	*	Atto Co Ltd	2,463
92,910		AUK Corp	185
29,291		Austriamicrosystems AG.	1,964
252,594	*,e	AuthenTec, Inc	1,094
2,985,833		Avago Technologies Ltd	107,191
510,034	*	Axcelis Technologies, Inc	612
5,100	e	Axell Corp	94
153,584	*,e	AXT, Inc	607

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

60,123		BE Semiconductor Industries NV	$440
382,000		Bright Led Electronics Corp	253
2,369,298		Broadcom Corp (Class A)	80,082
399,813	e	Brooks Automation, Inc	3,774
87,829		Cabot Microelectronics Corp	2,565
48,309		Capella Microsystems Taiwan, Inc	261
307,209	*,e	Cavium Networks, Inc	8,602
13,192	e	Centrotherm Photovoltaics AG.	39
132,756	*,e	Ceva, Inc	2,338
11,538	*,e,m	China Energy Savings Technology, Inc	0	^
840,000		Chipbond Technology Corp	1,134
297,376	*	Cirrus Logic, Inc	8,886
97,776	e	Cohu, Inc	993
1,436,000	*	Comtec Solar Systems Group Ltd	181
274,292	*,e	Cree, Inc	7,041
402,277	e	CSR plc	1,391
146,722	*	Cymer, Inc	8,649
696,550		Cypress Semiconductor Corp	9,208
272,616		Dainippon Screen Manufacturing Co Ltd	1,998
115,874		DelSolar Co Ltd	60
319,709	*,e	Dialog Semiconductor plc	5,804
147,036	*	Diodes, Inc	2,760
40,272	e	Disco Corp	2,281
28,380	*	Dongbu HiTek Co Ltd	186
90,065	*	DSP Group, Inc	571
20,687	*	Duksan Hi-Metal Co Ltd	445
111,864		Edison Opto Corp	194
488,000		Elan Microelectronics Corp	727
11,000		Elite Advanced Laser Corp	14
252,000		Elite Semiconductor Memory Technology, Inc	220
12,506		ELK Corp	123
22,174	e	Elmos Semiconductor AG.	183
155,100	*,m	Elpida Memory, Inc	0	^
209,571		eMemory Technology, Inc	449
794,079	*	Entegris, Inc	6,781
386,051	*,e	Entropic Communications, Inc	2,177
8,127		Eo Technics Co Ltd	245
192,000	*	Episil Technologies, Inc	66
848,578		Epistar Corp	1,886
292,000	*	E-Ton Solar Tech Co Ltd	147
859,997		Etron Technology, Inc	291
17,500		Eugene Technology Co Ltd	288
151,757	*,e	Exar Corp	1,238
308,097	*	Fairchild Semiconductor International, Inc	4,344
339,101		Faraday Technology Corp	473
68,000		Ferrotec	424
321,080	*,e	First Solar, Inc	4,835
878,000		Forhouse Corp	487
203,571	*,e	Formfactor, Inc	1,317
353,000		Formosa Advanced Technologies Co Ltd	295
523,000		Formosa Epitaxy, Inc	395
786,419	*,e	Freescale Semiconductor Holdings Ltd	8,061

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

145,133	*,e	FSI International, Inc	$521
3,000	e	Furuya Metal Co Ltd	119
9,932,000	e	GCL Poly Energy Holdings Ltd	2,196
29,927	*	GemVax & Kael Co Ltd	950
249,910	*	Genesis Photonics, Inc	238
26,150		Giga Solar Materials Corp	288
446,850		Gintech Energy Corp	546
58,000	*	Global Lighting Technologies, Inc	81
172,000		Global Mixed Mode Technology, Inc	568
117,000		Global Unichip Corp	413
194,561		Green Energy Technology, Inc	172
89,642	*,e	GSI Technology, Inc	425
505,132	*,e	GT Solar International, Inc	2,667
780,600		Hana Microelectronics PCL	469
10,654		Hana Micron, Inc	82
32,950		Hanmi Semiconductor Co Ltd	170
8,940		Hansol LCD, Inc	103
134,637		Harvatek Corp	76
2,992,000	*	Heng Xin China Holdings Ltd	137
140,973	*	Hittite Microwave Corp	7,207
458,000		Holtek Semiconductor, Inc	495
225,862		Huga Optotech, Inc	96
1,012,650		Hynix Semiconductor, Inc	21,383
14,602	*	ICD Co Ltd	246
24,010		Iljin Display Co Ltd	316
3,196,266	*	Imagination Technologies Group plc	23,419
1,607,450		Infineon Technologies AG.	10,880
1,752,377	*	Inotera Memories, Inc	411
96,493	*,e	Inphi Corp	915
628,922	*	Integrated Device Technology, Inc	3,535
42,000	*	Integrated Memory Logic Ltd	167
124,123	*	Integrated Silicon Solution, Inc	1,252
23,914,632		Intel Corp	637,325
52,441	*,e	Intermolecular, Inc	406
366,226	*,e	International Rectifier Corp	7,321
680,276		Intersil Corp (Class A)	7,245
635,648	*	IQE plc	276
161,000		ITE Technology, Inc	144
112,465	*	IXYS Corp	1,256
31,816	*	Jusung Engineering Co Ltd	209
20,841		KC Tech Co Ltd	71
1,857,000		King Yuan Electronics Co Ltd	883
319,669		Kinsus Interconnect Technology Corp	882
695,826		Kla-Tencor Corp	34,269
10,973		Koh Young Technology, Inc	251
139,995		Kontron AG.	864
283,342	*,e	Kopin Corp	975
5,389	*,e	Kulicke & Soffa Industries, Inc	48
814,888	*,e	Lam Research Corp	30,754
665,361	*	Lattice Semiconductor Corp	2,508
292,726		Lextar Electronics Corp	305
620,476		Linear Technology Corp	19,440

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

142,000		Lingsen Precision Industries Ltd	$78
655,000		Lite-On Semiconductor Corp	330
2,892,366	*	LSI Logic Corp	18,424
192,552	*,e	LTX-Credence Corp	1,290
16,088	*	Lumens Co Ltd	82
22,326	*,e	MA-COM Technology Solutions	413
19,000		Macroblock, Inc	82
3,646,640		Macronix International	1,157
1,350,348		Marvell Technology Group Ltd	15,232
217,209	*,e	Mattson Technology, Inc	380
1,320,065		Maxim Integrated Products, Inc	33,846
83,927	*,e	MaxLinear, Inc	416
1,392,227		MediaTek, Inc	12,859
21,800	*,e	Megachips Corp	457
46,633		Melexis NV	724
13,057		Melfas, Inc	207
45,237	*	Mellanox Technologies Ltd	3,209
1,214,619	*,e	MEMC Electronic Materials, Inc	2,636
341,645	e	Micrel, Inc	3,256
519,803	e	Microchip Technology, Inc	17,195
5,619,853	*	Micron Technology, Inc	35,461
43,259		Micronas Semiconductor Holdings, Inc	378
333,654	*	Microsemi Corp	6,169
46,600		Mimasu Semiconductor Industry Co Ltd	402
118,167	*,e	Mindspeed Technologies, Inc	291
183,405	*,e	MIPS Technologies, Inc	1,223
31,800		Mitsui High-Tec, Inc	172
285,613		MKS Instruments, Inc	8,263
125,690	*,e	Monolithic Power Systems, Inc	2,497
121,641	*,e	MoSys, Inc	394
244,026		Motech Industries, Inc	339
37,000		MPI Corp	77
578,356		MStar Semiconductor, Inc	3,901
139,019	*,e	Nanometrics, Inc	2,135
384,551	*	Nanya Technology Corp	33
578,277		Neo Solar Power Corp	458
16,406		NEPES Corp	280
235,058	e	Nordic Semiconductor ASA	714
834,826		Novatek Microelectronics Corp Ltd	2,587
25	*	Nuflare Technology, Inc	158
20,610	*,e	NVE Corp	1,108
1,454,468	*	Nvidia Corp	20,101
228,696	*,e	Omnivision Technologies, Inc	3,055
4,557,384	*	ON Semiconductor Corp	32,357
1,366,000		Opto Technology Corp	589
897,000	*	Orient Semiconductor Electronics Ltd	126
50,000		Orise Technology Co Ltd	50
24,728	*	Osung LST Co Ltd	184
263,000		Pan Jit International, Inc	107
32,000	*	Parade Technologies Ltd	429
93,042	*,e	PDF Solutions, Inc	918
110,663	*	Pericom Semiconductor Corp	996

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

149,547		Phison Electronics Corp	$1,214
251,523	*,e	Photronics, Inc	1,534
131,300		Pixart Imaging, Inc	380
161,820	*,e	PLX Technology, Inc	1,028
558,905	*	PMC - Sierra, Inc	3,432
144,394		Power Integrations, Inc	5,386
1,461,401	*	Powerchip Semiconductor Corp	27
800,725		Powertech Technology, Inc	1,564
142,826	*,e	QuickLogic Corp	358
707,000		Radiant Opto-Electronics Corp	3,593
489,173	*,e	Rambus, Inc	2,808
2,171,467		Realtek Semiconductor Corp	3,983
1,529,000		Regent Manner International Ltd	341
660,465	*,e	Renewable Energy Corp AS	245
2,704,524	*	RF Micro Devices, Inc	11,494
869,661		Richtek Technology Corp	5,160
148,901		Rohm Co Ltd	5,738
4,294	*,e	Roth & Rau AG.	95
68,556	*,e	Rubicon Technology, Inc	699
151,296	*	Rudolph Technologies, Inc	1,319
254,142		Samsung Electronics Co Ltd	269,133
31,119		Samsung Electronics Co Ltd (Preference)	20,543
3,358		San Chih Semiconductor Co	4
155,000	*,e	Sanken Electric Co Ltd	611
321,000		SDI Corp	233
11,805,000	*,e	Semiconductor Manufacturing International	393
241,066	*	Semtech Corp	5,863
47,001		Seoul Semiconductor Co Ltd	1,026
90,000		Shindengen Electric Manufacturing Co Ltd	308
327,800	e	Shinko Electric Industries	2,618
5,710		Shinsung Holdings Co Ltd	16
123,099	*,e	Sigma Designs, Inc	785
36,340	*	Signetics Corp	105
233,000		Sigurd Microelectronics Corp	177
186,983	*	Silex Systems Ltd	618
492,420	*,e	Silicon Image, Inc	2,039
1,350,000		Silicon Integrated Systems Corp	452
113,159	*,e	Silicon Laboratories, Inc	4,289
10,655		Silicon Works Co Ltd	273
5,844,031		Siliconware Precision Industries Co	6,144
98,101		Simm Tech Co Ltd	1,000
453,750		Sino-American Silicon Products, Inc	714
4,900,000	*	Sino-Tech International Holdings Ltd	44
65,000		Sitronix Technology Corp	77
75,584		Skymedi Corp	106
895,498	*	Skyworks Solutions, Inc	24,510
148,621	*,e	SOITEC	544
2,160,000	e	Solargiga Energy Holdings Ltd	170
155,450		Solartech Energy Corp	152
119,379	e	Solarworld AG.	210
401,000		Sonix Technology Co Ltd	602
210,144	*,e	Spansion, Inc	2,307

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

93,115	*	Standard Microsystems Corp	$3,435
565,256	e	STMicroelectronics NV	3,076
109,424	*,e	STR Holdings, Inc	499
37,592		STS Semiconductor & Telecommunications	200
144,984	*,e	Sumco Corp	1,319
1,407,000		Sunplus Technology Co Ltd	422
356,524	*,e	SunPower Corp	1,715
42,281	*	Supertex, Inc	797
25,119	*	Suss Microtec AG.	289
315,305		TA-I Technology Co Ltd	204
529,000		Taiwan Semiconductor Co Ltd	259
50,072,667		Taiwan Semiconductor Manufacturing Co Ltd	137,072
746,700		Taiwan Surface Mounting Technology Co Ltd	1,521
431,000		Tekcore Co Ltd	239
2,055,356	*	Teradyne, Inc	28,898
225,107	e	Tessera Technologies, Inc	3,460
4,039,481		Texas Instruments, Inc	115,893
195,641		Tokyo Electron Ltd	9,175
76,600		Tokyo Seimitsu Co Ltd	1,363
729,860		Topco Scientific Co Ltd	1,256
8,610	*	Toptec Co Ltd	110
274,015	*	Tower Semiconductor Ltd	190
214,508		Transcend Information, Inc	598
732,068	*	Triquint Semiconductor, Inc	4,026
1,746,000	e	Trony Solar Holdings Co Ltd.	142
811,000		Tyntek Corp	298
109,623	*	Ultra Clean Holdings	705
164,072	*,e	Ultratech, Inc	5,168
54,200	e	Ulvac, Inc	502
971,100		Unisem M BHD	420
20,539,022		United Microelectronics Corp	8,942
408,029		Unity Opto Technology Co Ltd	411
820,000		Vanguard International Semiconductor Corp	383
168,647	*,e	Veeco Instruments, Inc	5,795
1,311,000	*	Via Technologies, Inc	491
256,750		Visual Photonics Epitaxy Co Ltd	408
131,255	*,e	Volterra Semiconductor Corp	3,078
293,550		Wafer Works Corp	205
703,000		Walton Advanced Engineering, Inc	211
540,737		Win Semiconductors Corp	684
3,587,000	*	Winbond Electronics Corp	545
193,814	*	Wolfson Microelectronics plc	598
32,630	*	Woongjin Energy Co Ltd	156
718,482		Xilinx, Inc	24,119
105,069		XinTec, Inc	69
99,383		Youngtek Electronics Corp	267

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	2,347,816

SOFTWARE & SERVICES - 7.3%
231,202	*,e	Accelrys, Inc	1,870
3,335,281		Accenture plc	200,417
233	*	Access Co Ltd	171

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

147,298	*	ACI Worldwide, Inc	$6,512
149,549	*,e	Active Network, Inc	2,302
1,039,476		Activision Blizzard, Inc	12,463
204,437	*	Actuate Corp	1,417
363,582	*	Acxiom Corp	5,494
2,106,258	*	Adobe Systems, Inc	68,180
119,120	*	Advent Software, Inc	3,229
4,984		Ahnlab, Inc	485
518,368	*	Akamai Technologies, Inc	16,458
640,237	*,e	Alliance Data Systems Corp	86,432
307,347		Alpha Systems, Inc	4,137
48,829	e	Alten	1,356
122,277	*,e	Altran Technologies S.A.	539
392,821		Amadeus IT Holding S.A.	8,322
587,575	*,e	Amdocs Ltd	17,463
99,584	*	American Software, Inc (Class A)	792
170,365	*,e	Ancestry.com, Inc	4,690
134,316	*,e	Angie’s List, Inc	2,128
309,138	*	Ansys, Inc	19,510
917,451	*,e	AOL, Inc	25,762
264,387		Argo Graphics, Inc	3,546
265,432	*	Ariba, Inc	11,881
797,580	*	Aspen Technology, Inc	18,464
136,505		Asseco Poland S.A.	2,006
19,000	*	Astro Corp	26
331,679		Atos Origin S.A.	19,835
1,195,088	*	Autodesk, Inc	41,816
1,656,356		Automatic Data Processing, Inc	92,193
437,835		Aveva Group plc	11,179
30,171	*,e	AVG Technologies NV	393
4,275		Axway Software S.A.	77
60,495		Babylon Ltd	543
29,368	*	Baidu, Inc (ADR)	3,377
169,710	*,e	Bankrate, Inc	3,121
39,463	*,e	Bazaarvoice, Inc	718
42,937	e	Bechtle AG.	1,584
17,800	*,e	Bit-isle, Inc	161
250,140		Blackbaud, Inc	6,421
730,962	*,e	Blinkx plc	470
166,525	*	Blucora, Inc	2,052
1,372,491	*	BMC Software, Inc	58,578
32,011	e	Booz Allen Hamilton Holding Co	489
141,348	*	Bottomline Technologies, Inc	2,551
21,784	*,e	Brightcove, Inc	332
331,329		Broadridge Financial Solutions, Inc	7,047
100,480	*,e	BroadSoft, Inc	2,910
1,246,424		CA, Inc	33,766
113,808	*,e	CACI International, Inc (Class A)	6,262
734,910	*,e	Cadence Design Systems, Inc	8,077
122,711	*,e	Callidus Software, Inc	611
259,861		Cap Gemini S.A.	9,564
387,086		Capcom Co Ltd	8,101

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

40,628	*,e	Carbonite, Inc	$363
194,716	*	Cardtronics, Inc	5,882
507,011	e	carsales.com.au Ltd	3,134
39,006	e	Cass Information Systems, Inc	1,570
11,598		Cegid Group	220
532,892	*,e	CGI Group, Inc	12,808
66,944	*	Check Point Software Technologies	3,320
293,000	*	China Cyber Port International Co Ltd	9
1,060,000	*	Chinasoft International Ltd	253
25,000		Chinese Gamer International Corp	72
305,267	*,e	Ciber, Inc	1,316
1,002,116	*	Citrix Systems, Inc	84,118
55,620	*,m	Clinical Data, Inc	53
3,557		CMC Ltd	54
1,210,213	*	Cognizant Technology Solutions Corp (Class A)	72,613
5,010	*	Com2uSCorp	181
228,380	*	Commvault Systems, Inc	11,321
462,987		Companhia Brasileira de Meios de Pagamento	13,619
210,785		Computacenter plc	993
780,366		Computer Sciences Corp	19,369
63,081	*	Computer Task Group, Inc	946
413,105		Computershare Ltd	3,158
519,720	*	Compuware Corp	4,828
130,873	*,e	comScore, Inc	2,154
80,173	*,e	Concur Technologies, Inc	5,460
109,750	*,e	Constant Contact, Inc	1,962
498,320	e	Convergys Corp	7,360
61,572		Core Projects & Technologies Ltd	330
124,977	*,e	Cornerstone OnDemand, Inc	2,976
99,247	*	CoStar Group, Inc	8,059
582,869		CSE Global Ltd	366
432,647	e	CSG Ltd	350
140,123	*	CSG Systems International, Inc	2,421
109,023		Cupid plc	334
53,283	*	CUROCOM Co Ltd	141
126,976	e,m	Customers Ltd	164
155,252		Cyberlink Corp	453
38,050		Daou Technology, Inc	412
60,415	e	Dassault Systemes S.A.	5,668
17,205		Daum Communications	1,547
170,538	*,e	DealerTrack Holdings, Inc	5,135
90,134	*,e	Deltek, Inc	1,045
130,238	*,e	Demand Media, Inc	1,459
24,539	*,e	Demandware, Inc	581
132,989		Dena Co Ltd	3,500
10,040	e	Devoteam S.A.	108
340,670	*,e	Dice Holdings, Inc	3,199
824		Digital Garage, Inc	1,770
158,347	*	Digital River, Inc	2,632
34,530		DMRC Corp	886
21,551		Dragonfly GF Co Ltd	313
394,173		DST Systems, Inc	21,408

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

27,300		DTS Corp	$345
11,080	*	DuzonBIzon Co Ltd	76
167	e	Dwango Co Ltd	217
919,083		Earthlink, Inc	6,838
183,976	*	EasyLink Services International Corp	1,332
6,305,731	*	eBay, Inc	264,904
107,190	e	Ebix, Inc	2,138
21,618		Econocom Group	458
781,196	*	Electronic Arts, Inc	9,648
77,673	*,e	Ellie Mae, Inc	1,398
175,610	e	Ementor ASA	1,546
8,740		Engineering Ingegneria Informatica S.p.A.	288
74,475	*	Envestnet, Inc	894
18,242	*,e	Envivio, Inc	117
74,509	*	EPAM Systems, Inc	1,266
117,099	e	EPIQ Systems, Inc	1,434
17,041	*	ePlus, Inc	551
234,633	*	Equinix, Inc	41,213
210,225	*,e	Euronet Worldwide, Inc	3,599
19,693	e	Exact Holding NV	431
35,586	*,e	ExactTarget, Inc	778
86,467	*	ExlService Holdings, Inc	2,131
1,061,867	*,e	Facebook, Inc	33,045
124,599	e	Factset Research Systems, Inc	11,580
173,820		Fair Isaac Corp	7,349
148,104	*,e	FalconStor Software, Inc	387
1,251,135		Fidelity National Information Services, Inc	42,639
85,444		Fidessa Group plc	2,078
31,893		Financial Technologies India Ltd	424
428,033	*	First American Corp	7,837
550,750	*	Fiserv, Inc	39,775
299,849	*	FleetCor Technologies, Inc	10,507
52,339		Forrester Research, Inc	1,772
1,167,324	*	Fortinet, Inc	27,105
125,728	e	F-Secure Oyj	229
43,800		FUJI SOFT, Inc	733
206		Future Architect, Inc	82
97,000		Gamania Digital Entertainment Co Ltd	98
13,393	*	GameHi Co Ltd	118
163,139	*,e	GameLoft	1,019
4,843	*	Gamevil, Inc	379
618,730	*	Gartner, Inc	26,636
334,820	*,e	Genpact Ltd	5,568
617,254		Geodesic Information Systems Ltd	410
141,205	*,e,m	Gerber Scientific, Inc	0	^
55,397		GFI Informatique	186
303,894	*,e	Global Cash Access, Inc	2,191
378,921		Global Payments, Inc	16,381
75,303		Glodyne Technoserve Ltd	563
181,649	*,e	Glu Mobile, Inc	1,008
62,300		GMO internet, Inc	327
10,200	*,e	GMO Payment Gateway, Inc	201

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

5,265		Golfzon Co Ltd	$267
1,297,293	*	Google, Inc (Class A)	752,521
35,200		Gourmet Navigator, Inc	400
350,000	*,e	Gravity Co Ltd (ADR)	612
91,948	*,e	Gree, Inc	1,829
63,532		Groupe Steria SCA	984
55,401	*,e	Guidance Software, Inc	527
71,722	*,e	Guidewire Software, Inc	2,017
14,999		Haansoft, Inc	145
115,216	*,e	Hackett Group, Inc	642
31,308		HCL Infosystems Ltd	23
183,818		HCL Technologies Ltd	1,579
157,592		Heartland Payment Systems, Inc	4,740
461,555		Hexaware Technologies Ltd	1,066
3,495,000	*,e	Hi Sun Technology China Ltd	417
119,004	*,e	Higher One Holdings, Inc	1,454
67,702		HIQ International AB	361
1,183,241		IAC/InterActiveCorp	53,956
121,181	*,e	iGate Corp	2,063
39,360	*,e	Imperva, Inc	1,134
147,335	e	Indra Sistemas S.A.	1,372
43,581		Industrial & Financial Systems	682
425,393		Ines Corp	2,848
35,923	*,e	Infoblox, Inc	824
289,311	*	Informatica Corp	12,255
351,900		Information Development Co	2,307
36,800		Information Services International-Dentsu Ltd	304
649,676		Infosys Technologies Ltd	29,453
6,220	*	Infraware, Inc	54
82,329	*	Innodata Isogen, Inc	563
1,416,325	*	Innovation Group plc	422
7,000		Insyde Software Corp	32
53,015	*,e	Interactive Intelligence, Inc	1,496
203,270	*	Internap Network Services Corp	1,323
4,591,775		International Business Machines Corp	898,059
91,000		International Games System Co Ltd	446
135		Internet Initiative Japan, Inc	571
1,482,813	e	Intuit, Inc	88,005
195,591	*,e	Ipass, Inc	466
148,273	e	Iress Market Technology Ltd	999
255,260		IT Holdings Corp	3,056
70,921		Itochu Techno-Science Corp	3,423
173,152	e	j2 Global, Inc	4,575
225,755		Jack Henry & Associates, Inc	7,793
7,374		JCEntertainment Corp	238
230,701	*	JDA Software Group, Inc	6,850
58,305	*,e	Jive Software, Inc	1,224
47,400	e	Kakaku.com, Inc	1,608
116,195	*	Kenexa Corp	3,373
53,765		Keynote Systems, Inc	798
2,704,000	e	Kingdee International Software Group Co Ltd	509
904,000		Kingsoft Corp Ltd	405

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

193,888	*,e	KIT Digital, Inc	$832
135,302	*,e	Knot, Inc	1,200
116,231	*	Kofax plc	457
702,217	e	Konami Corp	15,911
45,619	*	KT Hitel Co Ltd	209
450,869		Lender Processing Services, Inc	11,398
235,712	*,e	Limelight Networks, Inc	691
255,848	*,e	LinkedIn Corp	27,189
245,441	*,e	Lionbridge Technologies	773
126,365	*	Liquidity Services, Inc	6,469
236,131	*	Liveperson, Inc	4,501
2,314,250		LogicaCMG plc	3,849
88,747	*,e	LogMeIn, Inc	2,709
12,723	*,m	Lotto24	39
70,145		MacDonald Dettwiler & Associates Ltd	4,026
75,200	e	Macromill, Inc	800
55,065	*,e	magicJack VocalTec Ltd	1,046
96,617	*,e,f	Mail.ru (GDR) (purchased 07/25/11, cost $3,832)	3,290
121,109	*,e	Manhattan Associates, Inc	5,536
98,925	e	Mantech International Corp (Class A)	2,322
85,184	e	Marchex, Inc (Class B)	308
81,338	*	Market Leader, Inc	413
516,432		Mastercard, Inc (Class A)	222,123
78,244		Matrix IT Ltd	331
37,052	*,e	Mattersight Corp	296
185,518		MAXIMUS, Inc	9,601
47,350	*,e	MeetMe, Inc	111
389,202	*	Mentor Graphics Corp	5,838
15,298	e	Mercadolibre, Inc	1,160
491,869		Micro Focus International plc	4,095
561,520	*	Micros Systems, Inc	28,750
35,566,643		Microsoft Corp	1,087,984
99,944	*	MicroStrategy, Inc (Class A)	12,979
46,547	*,e	Millennial Media, Inc	614
86	e	Mixi Inc	149
191,924		ModusLink Global Solutions, Inc	574
111,592	*,e	MoneyGram International, Inc	1,629
681,279		Moneysupermarket.com Group plc	1,337
1,779,127	*	Monitise plc	919
155,901	*,e	Monotype Imaging Holdings, Inc	2,614
605,805	*,e	Monster Worldwide, Inc	5,149
154,514	*,e	Move, Inc	1,408
107	e	MTI Ltd	121
48,248	*	Myriad Group AG.	152
1,250,000	*	Nan Hai Corp Ltd	6
2,809	*	NCI, Inc (Class A)	11
35,873		NCsoft	8,606
22,400		NEC Fielding Ltd	280
9,038		Nemetschek AG.	336
15,903	*	Neowiz Games Corp	312
5,740	*	Neowiz Internet Corp	76
62,466		Net Entertainment NE AB	637

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

286,200		NET One Systems Co Ltd	$3,821
247,500		NetDragon Websoft, Inc	218
198,616	*,e	Netscout Systems, Inc	4,288
53,776	*,e	NetSuite, Inc	2,945
273,103	*,e	NeuStar, Inc (Class A)	9,122
545,700	*	Nexon Co Ltd	10,683
57,408		NHN Corp	12,592
287,172		NIC, Inc	3,647
61,110	*	Nice Systems Ltd	2,238
75,900		Nihon Unisys Ltd	558
31,800		NIIT Ltd	24
17,491		NIIT Technologies Ltd	90
158,464		Nintendo Co Ltd	18,506
46,100		Nippon System Development Co Ltd	377
315,802		Nomura Research Institute Ltd	6,949
23,300		NS Solutions Corp	400
1,936		NTT Data Corp	5,942
1,333,038	*,e	Nuance Communications, Inc	31,753
6,300		OBIC Business Consultants Ltd	339
9,290		Obic Co Ltd	1,783
74,621	*	Open Text Corp	3,739
103,458	*,e	OpenTable, Inc	4,657
218,116	e	Opera Software ASA	1,543
56,582	e	Opnet Technologies, Inc	1,505
21,557,771		Oracle Corp	640,266
44,391		Oracle Corp Japan	1,911
58,421		Otsuka Corp	4,974
417,700		Pacific Online	148
587,877	*	Parametric Technology Corp	12,322
887,055		Paychex, Inc	27,862
206,942		PC Home Online	1,173
275,000		PCA Corp	3,543
68,073	e	Pegasystems, Inc	2,245
171,205	*,e	Perficient, Inc	1,923
48,502	*	Pervasive Software, Inc	363
563,198		Playtech Ltd	3,045
96,454		POSDATA Co Ltd	616
80,919	*,e	PRG-Schultz International, Inc	643
335,564	*,e	Progress Software Corp	7,003
23,224	*,e	Proofpoint, Inc	394
86,568	*,e	PROS Holdings, Inc	1,456
14,123		PSI AG. Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	283
31,976	*,e	QAD, Inc (Class A)	455
367,254	*	QLIK Technologies, Inc	8,124
283,540	*	Quest Software, Inc	7,897
215,678	*,e	QuinStreet, Inc	1,997
325,599	*	Rackspace Hosting, Inc	14,307
83,105	e	RealNetworks, Inc	718
132,923	*,e	RealPage, Inc	3,078
1,392,180	*,e	Red Hat, Inc	78,630

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

779,900		Redecard S.A.	$12,756
129,662		Redflex Holdings Ltd	280
5,378		Reply S.p.A.	119
187,658	*,e	Responsys, Inc	2,274
24,168	*	Retalix Ltd	480
131,891		Rolta India Ltd	191
37,284	*,e	Rosetta Stone, Inc	516
278,962	*	Rovi Corp	5,473
115,824	*,e	Saba Software, Inc	1,075
2,197,082		Sage Group plc	9,562
716,516		SAIC, Inc	8,684
590,793	*	Salesforce.com, Inc	81,683
2,387,000		Samart Corp PCL	700
1,840,185		SAP AG.	108,967
34,748	*,e	Sapiens International Corp NV	125
454,423		Sapient Corp	4,576
1,238,511	*	Satyam Computer Services Ltd	1,762
20,016		SBSi Co Ltd	224
94,577	*,e	Sciquest, Inc	1,699
122,550		SDL plc	1,234
133,036	*,e	Seachange International, Inc	1,095
1,133	*	ServiceNow, Inc	28
432,333	*,e	ServiceSource International LLC	5,988
239,630		Shanghai Baosight Software Co Ltd	279
10,145		SimCorp AS	1,749
289		Simplex Technology, Inc	100
30,625		SK C&C Co Ltd	2,867
14,948	*	SK Communications Co Ltd	108
157,417		SMS Management & Technology Ltd	832
93,157		Software AG.	2,894
108,540		Soft-World International Corp	289
5,000	*,e	Sohu.com, Inc	223
384,379	*	SolarWinds, Inc	16,744
191,358	e	Solera Holdings, Inc	7,997
583,936		Sonda S.A.	1,643
405		So-net Entertainment Corp	1,606
8,792		Sopra Group S.A.	448
110,641	*,e	Sourcefire, Inc	5,687
28,990	*,e	Spark Networks, Inc	150
24,802	*,e,m	Splunk, Inc	697
84,000		Springsoft, Inc	112
39,500	*,e	SPS Commerce, Inc	1,200
176,316	e	Square Enix Co Ltd	2,777
51,240	*,e	SRS Labs, Inc	461
129,616	*	SS&C Technologies Holdings, Inc	3,240
53,430	e	Stamps.com, Inc	1,318
81,670		Sumisho Computer Systems Corp	1,187
640,000		SUNeVision Holdings Ltd	111
195,719	*	SupportSoft, Inc	624
5,030,115	*	Symantec Corp	73,490
24,476	*,e	Synacor, Inc	335
104,509	*,e	Synchronoss Technologies, Inc	1,930

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

427,914	*	Synopsys, Inc	$12,593
71,385		Syntel, Inc	4,333
543		Systena Corp	431
356,000		Systex Corp	364
303,618	*	TA Indigo Holding Corp	1,330
288,721	*	Take-Two Interactive Software, Inc	2,731
115,584	*,e	Tangoe, Inc	2,463
888,906		Tata Consultancy Services Ltd	20,513
53,401	*	TechTarget, Inc	269
205,300		Tecmo Koei Holdings Co Ltd	1,725
373,983	*	Telecity Group plc	4,713
65,503	*	TeleNav, Inc	402
99,130	*,e	TeleTech Holdings, Inc	1,586
95,326	*	Temenos Group AG.	1,576
2,070,200	e	Tencent Holdings Ltd	61,136
559,339	*	Teradata Corp	40,278
3,275		Tessi S.A.	296
940,473	*	TIBCO Software, Inc	28,139
178,749	e	Tietoenator Oyj	2,856
701,746	*,e	TiVo, Inc	5,803
23,100		TKC	477
97,359	*,e	TNS, Inc	1,747
1,320,834		Total System Services, Inc	31,608
141,400		Totvus S.A.	2,724
59,257		TradeDoubler AB	145
78,000	*	Trans Cosmos, Inc/Japan	1,060
1,279,999		Travelsky Technology Ltd	667
44,826	*,e	Travelzoo, Inc	1,018
88,251	*	Trend Micro, Inc	2,600
120,562	*	Tyler Technologies, Inc	4,865
251,365	*	Ubisoft Entertainment	1,685
102,896	*,e	Ultimate Software Group, Inc	9,170
294,898	*,e	Unisys Corp	5,765
36,234	e	Unit 4 Agresso NV	923
27,496		United Internet AG.	473
337,086	e	United Online, Inc	1,423
359,556	*,e	Unwired Planet, Inc	827
306,403	*	Valueclick, Inc	5,022
254,878	*	Vantiv, Inc	5,936
138,828	*,e	Vasco Data Security International	1,136
659,820	*	VeriFone Systems, Inc	21,833
79,628	*,e	Verint Systems, Inc	2,350
283		VeriSign Japan KK	155
906,087		VeriSign, Inc	39,478
155,286	*,e	VirnetX Holding Corp	5,474
70,703	*,e	Virtusa Corp	944
2,612,980		Visa, Inc (Class A)	323,043
186,125	*,e	VistaPrint Ltd	6,012
769,075	*	VMware, Inc (Class A)	70,017
160,889	*,e	Vocus, Inc	2,993
279,312	*,e	WebMD Health Corp (Class A)	5,729
158,516	*,e	Websense, Inc	2,969

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

129,945	*	Website Pros, Inc	$2,381
17,589	*	Webzen, Inc	161
20,612		WeMade Entertainment Co Ltd	1,014
2,034,609		Western Union Co	34,263
754,528		Wipro Ltd	5,450
139,645	e	Wirecard AG.	2,708
144,324	*	Wright Express Corp	8,908
286,066	*	Xchanging plc	453
4,227	e	XING AG.	247
14,907		Yahoo! Japan Corp	4,826
4,437,632	*	Yahoo!, Inc	70,248
194,084	*,e	Yandex NV	3,697
31,285	*,e	Yelp, Inc	711
299,600		YTL E-Solutions BHD	70
18,972	*,e	Zillow, Inc	733
270,191	*,e	Zix Corp	702
434,535	*,e	Zynga, Inc	2,364

		TOTAL SOFTWARE & SERVICES	7,374,563

TECHNOLOGY HARDWARE & EQUIPMENT - 6.1%
162,822	*,e	3D Systems Corp	5,559
55,933	*	3S Korea Co Ltd	822
61,400	*,e	5N Plus, Inc	120
1,774,000		AAC Acoustic Technologies Holdings, Inc	5,163
1,056,000		Ability Enterprise Co Ltd	970
1,887,292		Accton Technology Corp	1,080
2,904,174		Acer, Inc	3,031
13,934		Acme Electronics Corp	23
150,259	*,e	Acme Packet, Inc	2,802
232,000	*	A-DATA Technology Co Ltd	300
243,800		Adlink Technology, Inc	296
328,857		Adtran, Inc	9,928
150,750	*	ADVA AG. Optical Networking	783
739,775		Advantech Co Ltd	2,460
112,336	*,e	Agilysys, Inc	974
49,300		Ai Holdings Corp	268
21,500		Aiphone Co Ltd	431
1,881,126	*,e	Alcatel S.A.	3,096
688,000		Alpha Networks, Inc	515
339,700		Alps Electric Co Ltd	2,399
7,099	*,e	Ambient Corp	39
504,556		Amphenol Corp (Class A)	27,710
2,513,949		AmTRAN Technology Co Ltd	2,037
53,491	*	Anaren, Inc	1,048
108,592		Anixter International, Inc	5,761
304,000	e	Anritsu Corp	3,446
388,000		APCB, Inc	270
4,838,024	*	Apple, Inc	2,825,406
605,266		Arcadyan Technology Corp	702
29,841	*,e	Archos	161
74,000	*	Arima Communications Corp	42
485,104	*	Arris Group, Inc	6,748

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

351,634	*	Arrow Electronics, Inc	$11,537
414,748	*,e	Aruba Networks, Inc	6,242
33,812		Ascom Holding AG.	243
103,323		Asia Vital Components Co Ltd	53
174,000		ASROCK, Inc	684
1,788,701		Asustek Computer, Inc	16,441
118,000		Aten International Co Ltd	215
8,780,853		AU Optronics Corp	3,568
27,335	*,e	Audience, Inc	527
19,295		Austria Technologie & Systemtechnik AG.	200
254,000		AV Tech Corp	795
3,115,741		Avermedia Technologies	2,463
110,954	*,e	Avid Technology, Inc	824
494,985	*	Avnet, Inc	15,275
112,758		AVX Corp	1,205
27,235		Aware, Inc	176
76,320	*,e	AX Holding Corp	462
112,136	e	Axis Communications AB	2,444
54,139	e	Badger Meter, Inc	2,033
138,300	e	Balda AG.	843
30,933		Barco NV	1,569
60,417	e	Bel Fuse, Inc (Class B)	1,064
308,235	*,e	Benchmark Electronics, Inc	4,300
2,325,000		Benq Corp	550
79,768	e	Black Box Corp	2,289
217,027	*,e	Bookham, Inc	660
353,300	*,e	Brightpoint, Inc	1,911
2,732,000		Broad Intelligence International Pharmaceutical Holdings Ltd	518
593,600	*	Brocade Communications Systems, Inc	2,926
593,378		Brother Industries Ltd	6,794
123,249	*,e	Bull S.A.	366
1,818,500	e	BYD Electronic International Co Ltd	368
164,521	*,e	CalAmp Corp	1,206
1,889,400		CalComp Electronics Thailand PCL	153
255,118	*,e	Calix Networks, Inc	2,097
26,400	*	Canon Electronics, Inc	555
2,125,325	e	Canon, Inc	84,823
4,317,000		Career Technology Co Ltd	7,090
1,864,943		Catcher Technology Co Ltd	12,588
266,000		Catic Shenzhen Holdings Ltd	100
315,485	*	Celestica, Inc	2,293
46,260	*	Ceragon Networks Ltd	409
91,670		Chang Wah Electromaterials, Inc	203
159,492	*,e	Checkpoint Systems, Inc	1,389
437,431		Cheng Uei Precision Industry Co Ltd	873
54,000		Chenming Mold Industry Corp	47
1,326,054		Chicony Electronics Co Ltd	2,462
984,779		Chimei Materials Technology Corp	1,037
3,714,000		China Aerospace International Holdings Ltd	291
1,434,000	e	China All Access Holdings Ltd	303
2,325,000	*	China ITS Holdings Co Ltd	362

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

3,472,000		China Wireless Technologies Ltd	$583
1,517,000		Chin-Poon Industrial Co	1,422
567,840		Chroma ATE, Inc	1,296
2,513,000	*	Chunghwa Picture Tubes Ltd	93
1,416,779	*,e	Ciena Corp	23,193
27,564,277		Cisco Systems, Inc	473,279
385,384		Citizen Watch Co Ltd	2,260
521,212		Clevo Co	757
2,783,000	*	CMC Magnetics Corp	482
223,000	*	CMK Corp	942
214,051		Cognex Corp	6,775
110,919	*	Coherent, Inc	4,803
1,280,299	e	Comba Telecom Systems Holdings Ltd	538
469,000		Compal Communications, Inc	497
5,352,648		Compal Electronics, Inc	4,957
778,000		Compeq Manufacturing Co	312
106,409		Comtech Telecommunications Corp	3,041
807,128	*	Comverse Technology, Inc	4,697
2,179,000		Coretronic Corp	2,046
6,005,114		Corning, Inc	77,646
201,000		Coxon Precise Industrial Co Ltd	314
136,918	*,e	Cray, Inc	1,654
16,824	*	CrucialTec Co Ltd	124
129,754	e	CTS Corp	1,222
75,000		CyberPower Systems, Inc	129
315,000		CyberTAN Technology, Inc	245
132,620		Daeduck Electronics Co	1,399
65,770		Daeduck GDS Co Ltd	790
7,800	e	Dai-ichi Seiko Co Ltd	136
678,000		Daiwabo Co Ltd	1,271
135,747	e	Daktronics, Inc	938
266,000		Darfon Electronics Corp	226
92,955	*	Datalink Corp	888
324,193		DataTec Ltd	1,854
487,416		Daxon Technology, Inc	216
492,000		DBA Telecommunication Asia Holdings Ltd	308
3,972,112	*	Dell, Inc	49,731
925,700		Delta Electronics Thai PCL	624
3,516,964		Delta Electronics, Inc	10,796
82,000		Denki Kogyo Co Ltd	428
58,337		Dialight plc	952
109,250		Diebold, Inc	4,032
106,897	*	Digi International, Inc	1,095
1,908,000		Digital China Holdings Ltd	3,362
9,063	*	Digital Multimedia Technologies S.p.A.	190
7,173	*	Digitech Systems Co Ltd	76
262,737		Diploma plc	1,835
744,000		D-Link Corp	479
267,565	*	Dolby Laboratories, Inc (Class A)	11,050
62,940	*	DTS, Inc	1,641
320,900		Eastern Communications Co Ltd	129
136,044	*,e	Echelon Corp	473

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

94,586	*	EchoStar Corp (Class A)	$2,499
42,371		Eizo Nanao Corp	850
89,882		Electro Rent Corp	1,459
93,074	e	Electro Scientific Industries, Inc	1,100
816,215		Electrocomponents plc	2,623
197,425	*,e	Electronics for Imaging, Inc	3,208
1,034,938		Elite Material Co Ltd	973
2,784,000	*	Elitegroup Computer Systems Co Ltd	1,157
293,299	*	Eltek ASA	195
10,154,463	*	EMC Corp	260,259
369,173	*,e	Emulex Corp	2,658
12,700	e	Enplas Corp	332
168,900		Entire Technology Co Ltd	301
3,242,054	e	Ericsson (LM) (B Shares)	29,664
32,407		Esprinet S.p.A.	131
364,970		Everlight Electronics Co Ltd	627
20,929		EVS Broadcast Equipment S.A.	987
31,663	*	Exfo Electro Optical Engineering, Inc	160
347,457	*,e	Extreme Networks, Inc	1,195
453,918	*	F5 Networks, Inc	45,192
82,382	*,e	Fabrinet	1,034
62,811	*,e	FARO Technologies, Inc	2,643
111,000	*,e	FDK Corp	116
146,580	*	FEI Co	7,012
374,507	*,e	Finisar Corp	5,603
127,000	*	Firich Enterprises Co Ltd	163
178,183		FLEXium Interconnect, Inc	726
251,826		Flir Systems, Inc	4,911
222,183		Flytech Technology Co Ltd	504
2,798,462	*,e	Foxconn International Holdings Ltd	1,022
872,646		Foxconn Technology Co Ltd	3,177
1,465,382		Fuji Folms Holdings Corp	27,763
2,800,146		Fujitsu Ltd	13,401
222,438		Fulltech Fiber Glass Corp	115
28,700		Furuno Electric Co Ltd	127
253,992	*,e	Fusion-io, Inc	5,306
247,153		G Tech Optoelectronics Corp	738
128,896		Gemalto NV	9,258
384,913		Gemtek Technology Corp	346
92,368		GeoVision, Inc	360
319,000		Getac Technology Corp	270
20,000	*	Giantplus Technology Co Ltd	6
1,895,000		Gigabyte Technology Co Ltd	1,819
228,986		Gigastorage Corp	194
40,103	*	Gilat Satellite Networks Ltd	127
694,748		Global Brands Manufacture Ltd	300
94,958	*,e	Globecomm Systems, Inc	963
492,000		Gold Circuit Electronics Ltd	107
532,000		Great Wall Technology Co Ltd	96
156,616	*	GSI Group, Inc	1,795
31,398		Hakuto Co Ltd	311
528,027		Halma plc	3,456

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

19,234		Hamamatsu Photonics KK	$653
1,023,838	*	Hannstar Board Corp	496
7,386,000	*	HannStar Display Corp	525
500,110	*,e	Harmonic, Inc	2,130
290,076		Harris Corp	12,140
279,539	*	Harris Stratex Networks, Inc (Class A)	783
10,738,852		Hewlett-Packard Co	215,958
42,410	e	Hexagon AB (B Shares)	728
1,176,889		High Tech Computer Corp	15,538
2,367,878	*	Himachal Futuristic Communications	482
9,100		Hioki EE Corp	163
323,000		Hi-P International Ltd	209
29,266	e	Hirose Electric Co Ltd	2,897
27,930		Hitachi High-Technologies Corp	688
1,002,000		Hitachi Kokusai Electric, Inc	7,894
20,318,737		Hitachi Ltd	125,282
616,000		Holystone Enterprise Co Ltd	543
14,991,650		Hon Hai Precision Industry Co, Ltd	45,328
46,695		Horiba Ltd	1,640
80,900	e	Hosiden Corp	516
154,820	*	Hoya Corp	3,411
13,090		Humax Co Ltd	113
128,533	*	Ibiden Co Ltd	2,328
155,000	*	Ichia Technologies, Inc	79
236,000		I-Chiun Precision Industry Co Ltd	153
10,700		Icom, Inc	263
62,000		ICP Electronics, Inc	102
134,100	*	IdeiasNet S.A.	120
27,360		Iljin Materials Co Ltd	267
123,560	*,e	Imation Corp	730
117,291	*,e	Immersion Corp	660
4,166		Inficon Holding AG.	848
399,287	*,e	Infinera Corp	2,731
404,000		Infortrend Technology, Inc	273
53,718		Ingenico	2,608
192,727	*	Ingram Micro, Inc (Class A)	3,367
5,898,243	*	InnoLux Display Corp	2,459
232,963	*,e	Insight Enterprises, Inc	3,921
4,345,000		Inspur International Ltd	127
168,643	e	InterDigital, Inc	4,977
7,059		Interflex Co Ltd	369
282,087	*,e	Intermec, Inc	1,749
97,320	*,e	Intevac, Inc	732
15,834		INTOPS Co Ltd	245
135,729	*,e	InvenSense, Inc	1,534
2,573,356		Inventec Co Ltd	838
80,970	*,e	IPG Photonics Corp	3,529
931,325		ITEQ Corp	1,037
98,449	*	Itron, Inc	4,060
35,730		Ituran Location and Control Ltd	396
156,236	*,e	Ixia	1,878
39,159		J Touch Corp	38

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,181,511		Jabil Circuit, Inc	$24,020
213,000		Japan Aviation Electronics Industry Ltd	1,870
18,900		Japan Cash Machine Co Ltd	156
57,700		Japan Digital Laboratory Co Ltd	613
55,535	*	Japan Radio Co Ltd	126
2,518,900		JCY International BHD	1,230
3,297,662	*	JDS Uniphase Corp	36,274
100,765		Jenoptik AG.	640
59,701		Jentech Precision Industrial Co Ltd	174
153,528	*	Jess-Link Products Co Ltd	147
3,240,000	e	Ju Teng International Holdings Ltd	929
2,129,834	*	Juniper Networks, Inc	34,738
44,800		Kaga Electronics Co Ltd	482
7,429		Kapsch TrafficCom AG.	555
187,037	*,e	Kemet Corp	1,124
36,598	*	Key Tronic Corp	302
31,521		Keyence Corp	7,797
5,950		KH Vatec Co Ltd	37
1,114,700	e	Kingboard Chemical Holdings Ltd	2,171
286,000		Kingboard Laminates Holdings Ltd	106
2,318,000		Kinpo Electronics	507
42,000		Koa Corp	400
1,489,350		Konica Minolta Holdings, Inc	11,733
71,425		Kudelski S.A.	544
60,337	*	KVH Industries, Inc	754
505,000		KYE Systems Corp	176
235,844		Kyocera Corp	20,410
368,632		Laird Group plc	1,083
120,462		Largan Precision Co Ltd	2,519
61,227	*,e	LeCroy Corp	873
1,243		LEM Holding S.A.	631
11,042,300		Lenovo Group Ltd	9,423
786,164		Lexmark International, Inc (Class A)	20,896
10,900		LG Innotek Co Ltd	861
298,722		LG.Philips LCD Co Ltd	5,640
1,749,058		LITE-ON IT Corp	1,714
4,990,510		Lite-On Technology Corp	6,286
112,929		Littelfuse, Inc	6,425
231,377	*,e	Logitech International S.A.	2,504
60,675		Loral Space & Communications, Inc	4,086
69,000		Lotes Co Ltd	170
173,250		Lumax International Corp Ltd	380
19,000		Macnica, Inc	427
145,000		Marubun Corp	634
7,300	e	Maruwa Co Ltd	246
102,784	*,e	Maxwell Technologies, Inc	674
57,164	*	Measurement Specialties, Inc	1,858
37,600	*	Meiko Electronics Co	368
12,100		Melco Holdings, Inc	264
126,443	*,e	Mercury Computer Systems, Inc	1,635
11,589	e	Mesa Laboratories, Inc	539
139,948	e	Methode Electronics, Inc	1,191

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

78,824	*,e	Micronic Laser Systems AB	$155
2,799,000		Micro-Star International Co Ltd	1,474
590,000		MIN AIK Technology Co Ltd	1,458
2,096,000		Mitac International	704
1,000		Mitsui Knowledge Industry Co Ltd	174
111,500		Mitsumi Electric Co Ltd	791
582,879	e	Molex, Inc	13,954
802,783		Motorola, Inc	38,622
59,966	e	MTS Systems Corp	2,312
35,871	*	Multi-Fineline Electronix, Inc	884
382,281		Murata Manufacturing Co Ltd	20,108
149,850		Nan Ya Printed Circuit Board Corp	255
458,000		Nanjing Panda Electronics	98
147,883		National Instruments Corp	3,972
397,200	*	NCR Corp	9,028
645,382	*	NEC Corp	1,004
18,200	e	NEC Mobiling Ltd	720
84,377	*,e	Neonode, Inc	519
74,633	*,e	NeoPhotonics Corp Ltd	369
67,431	e	Neopost S.A.	3,598
2,190,802	*	NetApp, Inc	69,711
159,997	*	Netgear, Inc	5,521
76,000		Newmax Technology Co Ltd	118
189,187	*,e	Newport Corp	2,274
68,026		Nichicon Corp	662
24,200		Nidec Copal Electronics Corp	141
52,000		Nidec Sankyo Corp	270
53,800		Nihon Dempa Kogyo Co Ltd	664
19,800		Nippon Ceramic Co Ltd	320
183,000	*,e	Nippon Chemi-Con Corp	527
1,383,604		Nippon Electric Glass Co Ltd	8,264
31,000		Nohmi Bosai Ltd	204
3,121,096	e	Nokia Oyj	6,367
39,334		Nolato AB (B Shares)	380
1,985		Nortel Networks Netas Telekomunikasyon AS	219
40,166	*,e	Numerex Corp	374
268,924	*,e	OCZ Technology Group, Inc	1,425
997,000	*	Oki Electric Industry Co Ltd	1,614
566,553		Omron Corp	12,006
1,240,000		O-Net Communications Group	330
75,645	*,e	Oplink Communications, Inc	1,023
77,000		Osaki Electric Co Ltd	661
108,832	*	OSI Systems, Inc	6,893
831,754		Pace plc	1,358
806,990		Pan-International Industrial	797
82,082		Park Electrochemical Corp	2,124
279,241	*,e	Parkervision, Inc	665
17,447	*	Parrot S.A.	514
41,009		Partron Co Ltd	434
188,000	*	PAX Global Technology Ltd	29
34,875		PC Connection, Inc	370
67,803		PC-Tel, Inc	439

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,969,217		Pegatron Technology Corp	$2,598
194,192		Plantronics, Inc	6,486
219,857	*	Plexus Corp	6,200
413,374	*	Polycom, Inc	4,349
21,100		Positivo Informatica S.A.	59
240,575	*,e	Power-One, Inc	1,087
510,657		Premier Farnell plc	1,384
61,845		Primax Electronics Ltd	49
860,000		Prime View International Co Ltd	953
72,295	*,e	Procera Networks, Inc	1,757
481,000	*	PT Erajaya Swasembada Tbk	97
437,688	*	QLogic Corp	5,992
8,951,484		Qualcomm, Inc	498,419
5,704,532		Quanta Computer, Inc	15,319
427,000		Quanta Storage, Inc	299
1,321,930	*	Quantum Corp	2,684
131,006	*,e	Rackable Systems, Inc	841
83,112	*,e	Radisys Corp	522
158,526	*,e	RealD, Inc	2,372
37,087		Redington India Ltd	51
95,648		Renishaw plc	2,102
54,063	e	Richardson Electronics Ltd	667
609,228	e	Ricoh Co Ltd	5,142
21,000		Riso Kagaku Corp	367
3,588,000	*	Ritek	517
647,668	*	Riverbed Technology, Inc	10,460
114,677	*	Rofin-Sinar Technologies, Inc	2,171
60,048	*	Rogers Corp	2,379
11,200		Roland DG Corp	130
40,400		Ryosan Co Ltd	792
32,700		Ryoyo Electro Corp	334
32,150		Sam Young Electronics Co Ltd	233
82,434		Samsung Electro-Mechanics Co Ltd	7,723
47,833		Samsung SDI Co Ltd	6,406
1,348,233	*	SanDisk Corp	49,184
158,413	*	Sandvine Corp	202
441,166	*,e	Sanmina-SCI Corp	3,613
33,200		Sanshin Electronics Co Ltd	237
6,022	*	Sapphire Technology Co Ltd	258
110,406	*	Scansource, Inc	3,383
513,770		Seagate Technology, Inc	12,706
205,660	e	Seiko Epson Corp	2,087
402,000		Senao International Co Ltd	1,393
735,000		Sercomm Corp	1,112
12,421		SFA Engineering Corp	595
308,800	*	Shanghai Potevio Co Ltd	171
20,700	*,m	Shenzhen SEG Co Ltd	8
133,100	*	Shijiazhuang Baoshi Electronic Glass Co Ltd	106
284,289		Shimadzu Corp	2,460
23,200		Shinko Shoji Co Ltd	187
231,891	*,e	ShoreTel, Inc	1,016
64,711	*	Sierra Wireless, Inc	584

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

42,700		Siix Corp	$521
1,576,000	e	SIM Technology Group Ltd	88
475,739		Simplo Technology Co Ltd	3,286
678,000		Sinbon Electronics Co Ltd	540
15,658		Sindoh Co Ltd	875
1,242,000	*	Sintek Photronic Corp	557
389,000		Sirtec International Co Ltd	552
86,000	e	SMK Corp	285
7,363		SNU Precision Co Ltd	52
890,420	*	Sonus Networks, Inc	1,914
274,462		Spectris plc	6,598
1,445,326		Spirent Communications plc	3,643
53,100		Star Micronics Co Ltd	515
157,279	*,e	STEC, Inc	1,227
330,286		Sterlite Technologies Ltd	188
79,346	*,e	Stratasys, Inc	3,932
238,000		Sunrex Technology Corp	118
108,702	*,e	Super Micro Computer, Inc	1,724
14,356		Suprema, Inc	164
14,000		Supreme Electronics Co Ltd	8
656,686	*	SVA Electron Co Ltd	252
82,050	e	Sycamore Networks, Inc	1,191
179,252	*	Symmetricom, Inc	1,074
124,952	*,e	Synaptics, Inc	3,577
246,000		Syncmold Enterprise Corp	372
100,397	*,e	SYNNEX Corp	3,463
2,147,198		Synnex Technology International Corp	5,255
165,972		Taiflex Scientific Co Ltd	247
263,160		Taiwan PCB Techvest Co Ltd	291
132,803	e	Taiyo Yuden Co Ltd	1,306
82,000	e	Tamura Corp	212
2,618,000		TCL Communication Technology Holdings Ltd	849
141,116		TDK Corp	5,745
51,213	*	Tech Data Corp	2,467
750,000	*	Tech Pro Technology Development Ltd	291
6,181	e	Technitrol, Inc	12
1,951,003		Tellabs, Inc	6,497
62,057		Telular Corp	573
29,091		Tessco Technologies, Inc	641
111,280		Test Research, Inc	173
251,000		Thinking Electronic Industrial Co Ltd	230
69,234		TKH Group NV	1,487
107,000	*,e	Toko, Inc	335
135,105	e	Tokyo Denpa Co Ltd	557
151,625		Tong Hsing Electronic Industries Ltd	495
81,100	e	Topcon Corp	593
66,618		Topoint Technology Co Ltd	38
11,429,371		Toshiba Corp	43,504
490,000		Toshiba TEC Corp	1,848
35,900		Toyo Corp/Chuo-ku	384
190,688		TPK Holding Co Ltd	2,425
2,558,000	e	Tpv Technology Ltd	520

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

658,049	*	Trimble Navigation Ltd	$30,277
499,832		Tripod Technology Corp	1,421
2,496,000		Truly International Holdings	358
297,055		TT electronics plc	710
211,298	*	TTM Technologies, Inc	1,988
512,039		TXC Corp	743
38,292	*,e	Ubiquiti Networks, Inc	546
13,164		U-Blox AG.	543
211,200		Uchi Technologies BHD	80
15,742		Uju Electronics Co Ltd	309
83,000	*	Uniden Corp	222
1,390,756		Unimicron Technology Corp	1,592
253,937		Unitech Printed Circuit Board Corp	94
146,501	*,e	Universal Display Corp	5,265
342,795		Venture Corp Ltd	2,128
142,775	*,e	Viasat, Inc	5,393
11,639	*,e	Viasystems Group, Inc	198
1,737,171	*	Vishay Intertechnology, Inc	16,382
47,377	*,e	Vishay Precision Group, Inc	661
34,000	*	Vivotek, Inc	100
1,674,000		VST Holdings Ltd	293
219,800	e	Vtech Holdings Ltd	2,625
478	e	Wacom Co Ltd	1,071
44,042		Wah Hong Industrial Corp	69
1,643,767		Wah Lee Industrial Corp	2,081
476,769		Walsin Technology Corp	117
1,016,000		Wasion Group Holdings Ltd	402
637,350		Weikeng Industrial Co Ltd	523
207,641	*	Westell Technologies, Inc	494
1,719,003	*	Western Digital Corp	52,395
192,500		Wi-Lan, Inc	947
42,020	e	Wincor Nixdorf AG.	1,494
1,588,962		Wintek Corp	880
2,515,496		Wistron Corp	3,105
659,347		Wistron NeWeb Corp	1,371
1,585,283		WPG Holdings Co Ltd	1,867
1,072,642		WT Microelectronics Co Ltd	1,458
308,000	*	WUS Printed Circuit Co Ltd	147
4,194,642		Xerox Corp	33,012
15,750	*,b,m	Ya Hsin Industrial Co Ltd	0	^
9,415,000		Yageo Corp	2,778
81,293		Yamatake Corp	1,666
193,203	e	Yaskawa Electric Corp	1,472
474,485		Yokogawa Electric Corp	4,905
141,000		Young Fast Optoelectronics Co Ltd	322
71,262	*	Zebra Technologies Corp (Class A)	2,448
927,000	*	Zhen Ding Technology Holding Ltd	2,903
229,000		Zinwell Corp	247
839,147	e	ZTE Corp	1,637
109,344	*	Zygo Corp	1,953
1,409,000		Zyxel Communications	727

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	6,184,908

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

TELECOMMUNICATION SERVICES - 3.3%
12,152	*	012 Smile.Communications Ltd	$37
250,664	*,e	8x8, Inc	1,053
117,451	e	AboveNet, Inc	9,866
2,686,500		Advanced Info Service PCL	15,719
154,284	f	AFK Sistema (GDR) (purchased 03/30/07, cost $2,607)	2,894
80,865	e	Allied Technologies Ltd	481
70,521,760	e	America Movil S.A. de C.V. (Series L)	91,934
24,930,079		AT&T, Inc	889,007
34,189	e	Atlantic Tele-Network, Inc	1,153
550,833	*,e	Avanti Communications Group plc	2,776
1,308,000	*,e	Axtel SAB de CV	292
522,560	e	BCE, Inc	21,547
229,435		Belgacom S.A.	6,524
144,506	e	Bell Aliant Regional Communications Income Fund	3,624
2,622,350		Bezeq Israeli Telecommunication Corp Ltd	2,790
1,406,794		Bharti Airtel Ltd	7,745
57,799	*,e	Boingo Wireless, Inc	672
19,235,079		BT Group plc	63,736
5,411,336		Cable & Wireless plc	2,521
3,593,690		Cable & Wireless Worldwide	2,133
100,763	*,e	Cbeyond Communications, Inc	682
69,526		Cellcom Israel Ltd	431
2,102,340		CenturyTel, Inc	83,021
4,928,921	e	China Communications Services Corp Ltd	2,450
10,262,890		China Mobile Hong Kong Ltd	112,661
20,779,889		China Telecom Corp Ltd	9,121
7,107,601	e	China Unicom Ltd	8,938
509,933	*,e	Chorus Ltd	1,289
4,769,337		Chunghwa Telecom Co Ltd	15,009
762,452	*,e	Cincinnati Bell, Inc	2,836
1,320,000	e	Citic 1616 Holdings Ltd	241
3,282,000	*	Citic 21CN Co Ltd	163
436,000		City Telecom (HK) Ltd	82
627,629	*,e	Clearwire Corp (Class A)	703
171,380	*	Cogent Communications Group, Inc	3,299
509,273	*	Colt Telecom Group S.A.	998
174,636	e	Consolidated Communications Holdings, Inc	2,585
1,419,973	*	Crown Castle International Corp	83,296
3,798,731		Deutsche Telekom AG.	41,632
6,165,200		Digi.Com BHD	8,280
77,644		Drillisch AG.	744
11,937	e	eAccess Ltd	2,337
25,050	e	Elisa Oyj (Series A)	504
172,374		Empresa Nacional de Telecomunicaciones S.A.	3,223
82,832	*,e	Fairpoint Communications, Inc	509
6,621,019		Far EasTone Telecommunications Co Ltd	14,405
3,129,840	e	France Telecom S.A.	41,152
290,785	e	Freenet AG.	4,226
2,252,816	e	Frontier Communications Corp	8,628

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

151,269	*,e	General Communication, Inc (Class A)	$1,257
75,900		Globe Telecom, Inc	2,016
31,423	*,e	Hawaiian Telcom Holdco, Inc	613
303,920		Hellenic Telecommunications Organization S.A.	772
59,950	e	HickoryTech Corp	666
244,959	e	HKT Trust and HKT Ltd	192
6,524,651		Hutchison Telecommunications Hong Kong Holdings Ltd	3,041
232,981	*	Idea Cellular Ltd	318
156,096	e	IDT Corp (Class B)	1,531
172,388	e	iiNET Ltd	546
4,795	e	Iliad S.A.	694
166,665	*,e	inContact, Inc	835
256,519		Inmarsat plc	1,980
176,447	*,e	Iridium Communications, Inc	1,581
12,324,600		Jasmine International PCL	1,198
279,401	*	Jazztel plc	1,586
1,188,015		Kcom Group plc	1,328
4,448		KDDI Corp	28,694
172,022		KT Corp	4,566
267,306	*,e	Leap Wireless International, Inc	1,719
2,556,261	*,e	Level 3 Communications, Inc	56,621
276,446		LG Telecom Ltd	1,347
57,838	e	Lumos Networks Corp	547
122,177		M2 Telecommunications Group Ltd	423
421,385		Magyar Telekom	831
253,702	*	Mahanagar Telephone Nigam	108
76,800		Manitoba Telecom Services, Inc	2,501
191,760		Maroc Telecom	2,434
2,439,300		Maxis BHD	4,923
1,507,814	*	MetroPCS Communications, Inc	9,122
55,827	e	Millicom International Cellular S.A.	5,269
836,352		Mobile TeleSystems (ADR)	14,385
508,809		MobileOne Ltd	1,032
20,365		Mobistar S.A.	697
3,086,363	e	MTN Group Ltd	53,446
781,847	*	Netia S.A.	1,391
194,157	*	Neutral Tandem, Inc	2,559
417,741	*,e	NII Holdings, Inc (Class B)	4,273
1,034,589		Nippon Telegraph & Telephone Corp	48,243
108,588		NTELOS Holdings Corp	2,047
10,251		NTT DoCoMo, Inc	17,058
263,682		Oi S.A.	1,241
2,035,390		Oi S.A.(Pref)	8,360
4,005,036	*	Orascom Telecom Holding SAE	2,042
3,921,603	*	Orascom Telecom Media And Technology Holding SAE	958
131,249	*	Orbcomm, Inc	428
108,076		Partner Communications	438
8,581,161		PCCW Ltd	3,165
63,612		Philippine Long Distance Telephone Co	4,033
1,127,523	e	Portugal Telecom SGPS S.A.	4,938
230,649	*,e	Premiere Global Services, Inc	1,935

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

63,763	e	Primus Telecommunications Group, Inc	$993
2,257,000		PT Excelcomindo Pratama	1,489
1,181,676		PT Indosat Tbk	550
20,374,521		PT Telekomunikasi Indonesia Tbk (Series B)	17,801
109,837		QSC AG.	305
676,015		Reliance Communication Ventures Ltd	776
439,591	e	Rogers Communications, Inc (Class B)	15,937
335,704	*,e	Rostelecom (ADR)	7,429
1,694,476	e	Royal KPN NV	16,203
1,822,366	*	SBA Communications Corp (Class A)	103,966
103,064	e	Shenandoah Telecom Co	1,403
7,201,773		Singapore Telecommunications Ltd	18,860
288,459	*	SK Broadband Co Ltd	740
28,430		SK Telecom Co Ltd	3,111
1,084,889	e	SmarTone Telecommunications Holding Ltd	2,106
1,262,693	*	Softbank Corp	47,002
267,811	e	Sonaecom - SGPS S.A.	445
9,882,147	*,e	Sprint Nextel Corp	32,216
939,321		StarHub Ltd	2,546
54,511		SureWest Communications	1,149
12,159		Swisscom AG.	4,899
2,773,443		Taiwan Mobile Co Ltd	9,172
1,811,099	e	TalkTalk Telecom Group plc	5,407
924,890	*	Tata Teleservices Maharashtra Ltd	236
2,845,390		TDC AS	19,774
417,636		Tele2 AB (B Shares)	6,471
4,784,087		Telecom Corp of New Zealand Ltd	9,109
434,272		Telecom Egypt	953
7,213,437		Telecom Italia RSP	5,846
10,313,525		Telecom Italia S.p.A.	10,191
648,117		Telefonica Brasil S.A.	16,128
165,800		Telefonica O2 Czech Republic AS	3,165
4,058,703		Telefonica S.A.	53,426
59,267		Telekom Austria AG.	583
2,346,100		Telekom Malaysia BHD	4,194
1,597,475		Telekomunikacja Polska S.A.	7,466
45,815		Telenet Group Holding NV	2,005
980,530		Telenor ASA	16,393
313,592	e	Telephone & Data Systems, Inc	6,676
1,588,248		TeliaSonera AB	10,147
292,932		Telkom S.A. Ltd	683
14,095,909		Telstra Corp Ltd	53,408
94,731		TELUS Corp	5,689
227,719	e	TELUS Corp, non-voting shares	13,324
398,400	*	Thaicom PCL	185
1,560,363		Tim Participacoes S.A.	8,670
754,720		Time dotCom BHD	861
3,318,900		TM International BHD	5,745
1,861,500		Tower Bersama Infrastructure	652
159,885	*,e	Towerstream Corp	663
765,679	e	TPG Telecom Ltd	1,377
2,345,822	*	True Corp PCL	285

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

17,567		Tulip Telecom Ltd	$37
1,555,825		Turk Telekomunikasyon AS	6,367
1,056,773		Turkcell Iletisim Hizmet AS	5,359
3,865,545	*,e	tw telecom inc (Class A)	99,190
82,806	*,e	US Cellular Corp	3,198
118,533		USA Mobility, Inc	1,524
11,523,935		Verizon Communications, Inc	512,124
1,690,825		Vivendi Universal S.A.	31,417
504,470		Vodacom Group Pty Ltd	5,746
62,258,565		Vodafone Group plc	174,994
1,308,733		Vodafone Group plc (ADR)	36,880
751,171	*,e	Vonage Holdings Corp	1,510
862,504	e	Windstream Corp	8,332
530,613	*	Ziggo NV	16,911

		TOTAL TELECOMMUNICATION SERVICES	3,354,276

TRANSPORTATION - 2.1%
8,666	*,m	Abertis Infraestructuras S.A.	117
462,744		Abertis Infraestructuras S.A. (Continuous)	6,254
53,042	e	Aeroports de Paris	4,012
53,088	*,e	Air Berlin plc	121
4,946,600	e	Air China Ltd	2,937
178,969	*,e	Air France-KLM	855
507,237		Air New Zealand Ltd	350
202,843	*,e	Air Transport Services Group, Inc	1,055
1,494,100		AirAsia BHD	1,691
388,050	*,e	Alaska Air Group, Inc	13,931
245,740		Alexander & Baldwin Holdings, Inc	13,086
523,352		All America Latina Logistica S.A.	2,210
4,023,324	e	All Nippon Airways Co Ltd	11,398
55,107	*	Allegiant Travel Co	3,840
51,080		Amerco, Inc	4,596
624,000	e	Anhui Expressway Co	277
115,165	e	Ansaldo STS S.p.A.	820
1,147		AP Moller - Maersk AS (Class A)	7,139
2,583		AP Moller - Maersk AS (Class B)	16,938
116,270	e	Arkansas Best Corp	1,465
819,303		Asciano Group	3,680
165,040	*	Asiana Airlines	1,083
110,758	*	Atlas Air Worldwide Holdings, Inc	4,819
1,244,828		Auckland International Airport Ltd	2,441
1,534,350		Australian Infrastructure Fund	3,795
125,336	e	Autostrada Torino-Milano S.p.A.	779
431,044	e	Autostrade S.p.A.	5,502
394,220	*	Avis Budget Group, Inc	5,992
989,200		Bangkok Expressway PCL	759
331,000	*	Bangkok Metro PCL	6
762,371		BBA Aviation plc	2,441
11,423,600		Beijing Capital International Airport Co Ltd	6,980
241,515		Brisa-Auto Estradas de Portugal S.A.	775
986,481		Canadian National Railway Co	83,426
529,302		Canadian Pacific Railway Ltd	38,846

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,514,773		Cathay Pacific Airways Ltd	$2,456
240,240		Cebu Air, Inc	394
138,249		Celadon Group, Inc	2,265
14,613		Celebi Hava Servisi	128
3,288		Central Japan Railway Co	25,896
699,021		CH Robinson Worldwide, Inc	40,914
2,686,337		China Airlines	1,216
2,118,321	e	China Merchants Holdings International Co Ltd	6,480
12,188,800	*,e	China Shipping Container Lines Co Ltd	2,961
1,813,300	e	China Shipping Development Co Ltd	855
5,630,000	e	China Southern Airlines Co Ltd	2,499
254,000		Chinese Maritime Transport Ltd	316
1,868,248		Cia de Concessoes Rodoviarias	15,190
13,380		Clarkson plc	271
3,341,631	e	ComfortDelgro Corp Ltd	4,092
26,408		Compagnie Maritime Belge S.A.	587
8,170,245		Compania SudAmericana de Vapores S.A.	974
123,440	e	Con-Way, Inc	4,457
160,860		Copa Holdings S.A. (Class A)	13,268
3,602,975	e	COSCO Holdings	1,617
6,458,000		COSCO Pacific Ltd	8,861
360,433		Costamare, Inc	5,010
6,915,705		CSX Corp	154,635
528,000		CWT Ltd	499
30,517		D/S Norden	810
173,000	*,e	Daiichi Chuo Kisen Kaisha	198
892,050		Dazhong Transportation Group Co Ltd	446
3,649,265	*	Delta Air Lines, Inc	39,959
228,994		Deutsche Lufthansa AG.	2,647
962,943		Deutsche Post AG.	17,038
6,580	e	Dfds AS	314
111,499	*,e	Dollar Thrifty Automotive Group, Inc	9,027
174,246		DSV AS	3,455
642,025		East Japan Railway Co	40,314
515,520		easyJet plc	4,296
54,447	*,e	Echo Global Logistics, Inc	1,038
371,200		EcoRodovias Infraestrutura e Logistica S.A.	2,988
1,847,572		Eva Airways Corp	1,134
294,000		Evergreen International Storage & Transport Corp	147
2,232,522		Evergreen Marine Corp Tawain Ltd	1,215
343,308		Expeditors International Washington, Inc	13,303
1,910,067		FedEx Corp	174,981
77,000		First Steamship Co Ltd	88
806,970		Firstgroup plc	2,848
12,314	e	Flughafen Wien AG.	487
8,711		Flughafen Zuerich AG.	3,060
159,112		Forward Air Corp	5,134
29,556		Fraport AG. Frankfurt Airport Services Worldwide	1,591
315,528		Freightways Ltd	962
331,000	e	Fukuyama Transporting Co Ltd	1,802
6,917		Gateway Distriparks Ltd	17
642,491	*	Gemina S.p.A.	495

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

105,796	*,e	Genco Shipping & Trading Ltd	$323
153,392	*	Genesee & Wyoming, Inc (Class A)	8,105
93,169	f	Globaltrans Investment plc (GDR) (purchased 07/05/10, cost $1,662)	1,683
17,564		GLOVIS Co Ltd	3,361
104,578		Go-Ahead Group plc	1,974
162,206		Gol Linhas Aereas Inteligentes S.A.	720
433,000	e	Golden Ocean Group Ltd	283
819,717	e	Grindrod Ltd	1,354
454,371		Groupe Eurotunnel S.A.	3,693
19,300	*	Grupo Aeromexico SAB de C.V.	30
205,100	e	Grupo Aeroportuario del Centro Norte Sab de C.V.	422
872,091	e	Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	3,451
481,800	e	Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	3,766
303,560		Guangdong Provincial Expressway Development Co Ltd	98
1,214,000	e	GZI Transportation Ltd	600
132,000		Hainan Meilan International Airport Co Ltd	77
48,254	e	Hamburger Hafen und Logistik AG.	1,232
119,890		Hanjin Shipping Co Ltd	1,550
22,140		Hanjin Shipping Holdings Co Ltd	117
4,330		Hanjin Transportation Co Ltd	72
871,000	*	Hankyu Hanshin Holdings, Inc	4,399
192,531	*,e	Hawaiian Holdings, Inc	1,253
188,099		Heartland Express, Inc	2,692
1,091,766	*	Hertz Global Holdings, Inc	13,975
68,300		Hitachi Transport System Ltd	1,263
7,585		Hopewell Highway Infrastructure Ltd	4
139,783	*	Hub Group, Inc (Class A)	5,060
7,991,294		Hutchison Port Holdings Trust	5,712
54,520		Hyundai Merchant Marine Co Ltd	1,201
107,757		Iino Kaiun Kaisha Ltd	514
809,694	*	International Consolidated Airlines	2,032
1,811,140		International Container Term Services, Inc	3,179
20,876	e	International Shipholding Corp	394
20,753		Irish Continental Group plc	399
838,091		J.B. Hunt Transport Services, Inc	49,950
52,855	e	Japan Airport Terminal Co Ltd	645
200,802	*	Jet Airways India Ltd	1,386
934,685	*,e	JetBlue Airways Corp	4,954
2,010,000	e	Jiangsu Express	1,892
166,000		Jinzhou Port Co Ltd	71
99,500		Julio Simoes Logistica S.A.	467
498,083		Kamigumi Co Ltd	3,962
749,098		Kansas City Southern Industries, Inc	52,107
1,209,438	*,e	Kawasaki Kisen Kaisha Ltd	2,402
393,963	e	Keihin Electric Express Railway Co Ltd	3,584
484,104		Keio Corp	3,509
414,128		Keisei Electric Railway Co Ltd	3,498
161,000		Keppel Telecommunications & Transportation Ltd	142
1,336,487	e	Kintetsu Corp	5,329
19,200		Kintetsu World Express, Inc	614

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

143,464	*,e	Kirby Corp	$6,754
221,977		Knight Transportation, Inc	3,549
109,707		Koninklijke Vopak NV	7,037
43,884		Korean Air Lines Co Ltd	1,947
45,973		Kuehne & Nagel International AG.	4,871
375,239		Lan Airlines S.A.	9,856
263,515		Landstar System, Inc	13,629
25,506	*	Latam Airlines Group S.A. (ADR)	665
393,700	*	LLX Logistica S.A.	433
168,092		Localiza Rent A Car	2,540
42,200	*	Log-in Logistica Intermodal S.A.	151
515,893	*	Macquarie Atlas Roads Group	794
129,173		Mainfreight Ltd	995
281,800		Malaysia Airports Holdings BHD	495
344,500	*	Malaysian Airline System BHD	119
246,800		Malaysian Bulk Carriers BHD	124
110,431	e	Marten Transport Ltd	2,348
102,000		Maruzen Showa Unyu Co Ltd	321
529,728		Mermaid Marine Australia Ltd	1,541
973,100		MISC BHD	1,422
98,556		Mitsubishi Logistics Corp	1,042
931,358		Mitsui OSK Lines Ltd	3,357
123,610		Mitsui-Soko Co Ltd	452
2,723,608		MTR Corp	9,350
458,550		Mundra Port and Special Economic Zone Ltd	1,001
850,975		National Express Group plc	2,860
1,009,658	e	Neptune Orient Lines Ltd	891
2,047,134		Nippon Express Co Ltd	8,453
139,600		Nippon Konpo Unyu Soko Co Ltd	1,775
2,332,606	e	Nippon Yusen Kabushiki Kaisha	6,169
150,000		Nissin Corp	427
617,069		Norfolk Southern Corp	44,287
208,713	*	Northgate plc	678
27,912	*	Norwegian Air Shuttle AS	509
148,800		Obrascon Huarte Lain Brasil S.A.	1,322
524,763	e	Odakyu Electric Railway Co Ltd	5,217
85,935		Oesterreichische Post AG.	2,886
393,167	*	Old Dominion Freight Line	17,020
512,976		Orient Overseas International Ltd	2,516
132,975	*	Pacer International, Inc	721
2,203,290	e	Pacific Basin Shipping Ltd	948
18,886	*,e	Panalpina Welttransport Holding AG.	1,697
34,400	*	Park-Ohio Holdings Corp	655
27,530	*,e	Patriot Transportation Holding, Inc	648
654,700		Pos Malaysia & Services Holdings BHD	585
550,600		Precious Shipping PCL	251
12,753,500	*,m	PT Berlian Laju Tanker Tbk	0	^
392,000		PT Citra Marga Nusaphala Persada Tbk	82
17,298,500	*	PT Garuda Indonesia Tbk	1,316
5,022,000		PT Jasa Marga Tbk	2,909
7,139,000		PT Trada Maritime Tbk	665
1,656,706	*	Qantas Airways Ltd	1,841

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,510,336		QR National Ltd	$5,291
73,362	*	Quality Distribution, Inc	814
565,506		Qube Logistics Holdings Ltd	905
73,897	*	RailAmerica, Inc	1,788
65,673	*,e	Rand Logistics, Inc	558
183,957	*,e	Republic Airways Holdings, Inc	1,021
479,000		Road King Infrastructure	308
43,592	*,e	Roadrunner Transportation Services Holdings, Inc	736
46,434		Ryanair Holdings plc	235
69,796	e	Ryanair Holdings plc (ADR)	2,122
113,910		Ryder System, Inc	4,102
618,000		Sagami Railway Co Ltd	2,053
93,589	*,e	Saia, Inc	2,049
96	*,m	SAir Group	0	^
388,000		Sankyu, Inc	1,388
162,600		Santos Brasil Participacoes S.A.	2,477
451,108	*,e	SAS AB	356
29,200		Sebang Co Ltd	374
412,287		Seino Holdings Corp	2,762
285,000		Senko Co Ltd	1,256
499,600		Shandong Airlines Co Ltd	609
310,560	m	Shanghai Jinjiang International Investment Holdings Co	255
141,400		Shenzhen Chiwan Petroleum	168
259,100	m	Shenzhen Chiwan Wharf Holdings Ltd	328
876,000	e	Shenzhen Expressway Co Ltd	321
22,047,500		Shenzhen International Holdings	1,362
94,000		Shibusawa Warehouse Co Ltd	275
438,000		Shih Wei Navigation Co Ltd	398
118,000	*	Shinwa Kaiun Kaisha Ltd	170
1,886,500	e	Shun TAK Holdings Ltd	656
480,000		Sincere Navigation	433
364,005	e	Singapore Airlines Ltd	3,002
1,473,000		Singapore Airport Terminal Services Ltd	3,133
1,880,419	e	Singapore Post Ltd	1,569
2,662,000		Sinotrans Ltd	436
2,700,000		Sinotrans Shipping Ltd	635
1,402,000		SITC International Co Ltd	373
38,219		Sixt AG.	641
35,748		Sixt AG. (Preference)	540
125,327	*	Skymark Airlines, Inc	818
229,055	e	Skywest, Inc	1,496
1,186,048	e	SMRT Corp Ltd	1,587
11,065,075	*	Sociedad Matriz SAAM S.A.	1,193
193,589	e	Societa Iniziative Autostradali e Servizi S.p.A.	1,364
2,079,439		Southwest Airlines Co	19,172
5,322,571	*	SpiceJet Ltd	3,210
218,934	*	Spirit Airlines, Inc	4,260
579,736		Stagecoach Group plc	2,420
443,997	e	Stobart Group Ltd	785
51,449		Stolt-Nielsen S.A.	867
73,400	*,e	Student Transportation, Inc	490
94,590		STX Pan Ocean Co Ltd	376

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

291,767		Sumitomo Warehouse Co Ltd	$1,390
381,313	*	Swift Transportation Co, Inc	3,603
791,840		Sydney Airport	2,360
516,000		T.Join Transportation Co	573
214,000		Taiwan Navigation Co Ltd	223
21,181,700		Tanayong PCL	522
651,546		TAV Havalimanlari Holding AS	3,510
55,000		Tegma Gestao Logistica	835
1,445,300		Thai Airways International PCL	989
69,700		Thoresen Thai Agencies PCL	35
415,500	*	Tianjin Marine Shipping Co Ltd	111
4,626,000	e	Tianjin Port Development Holdings Ltd	543
580,000	*,e	Tiger Airways Holdings Ltd	321
264,576		TNT Express NV	3,104
493,710		TNT NV	2,040
850,534	e	Tobu Railway Co Ltd	4,472
1,289,170		Tokyu Corp	6,069
1,069,439	e	Toll Holdings Ltd	4,397
53,200		TPI-Triunfo Participacoes e Investimentos S.A.	199
188,064	f	TransContainer OAO (GDR) (purchased 03/30/11, cost $2,006)	2,163
169,940		TransForce, Inc	2,784
1,094,341		Transurban Group	6,392
1,756,394	*	Turk Hava Yollari	3,097
2,721,365	*,e	UAL Corp	66,211
1,279,300		U-Ming Marine Transport Corp	2,046
2,933,339		Union Pacific Corp	349,977
3,240,827		United Parcel Service, Inc (Class B)	255,247
31,077		Universal Truckload Services, Inc	470
639,563	*,e	US Airways Group, Inc	8,525
614,937		UTI Worldwide, Inc	8,984
67,336	*	Virgin Australia Holdings Ltd	27
67,336	*,m	Virgin Australia Int Holdings	0	^
11,668		VTG AG.	179
62,434	*,e	Vueling Airlines S.A.	353
1,042,128	*	Wah Nam International Holdings Ltd	75
1,065,057		Wan Hai Lines Ltd	526
158,363		Werner Enterprises, Inc	3,783
90,605	*,e	Wesco Aircraft Holdings, Inc	1,153
446,092		West Japan Railway Co	18,351
390,500		Wisdom Marine Lines Co Ltd	547
5,872,000	e	Xiamen International Port Co Ltd	596
64,498	*,e	XPO Logistics, Inc	1,084
320,757		Yamato Transport Co Ltd	5,165
1,423,415		Yang Ming Marine Transport	642
20,400		Yusen Air & Sea Service Co Ltd	276
2,666,000		Zhejiang Expressway Co Ltd	1,769
100,566	*,e	Zipcar, Inc	1,180

		TOTAL TRANSPORTATION	2,132,507

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

UTILITIES - 3.5%
1,610,254	e	A2A S.p.A.	$864
4,938,831		Aboitiz Power Corp	4,018
20,935		Acciona S.A.	1,251
1,124,991	e	ACEA S.p.A.	6,696
265,587		Actelios S.p.A.	284
2,702,440	*	AES Corp	34,672
3,748,688		AES Gener S.A.	2,161
198,144		AES Tiete S.A.	2,820
348,364	*,m	AET&D Holdings No 1 Ptd Ltd	0	^
563,008	e	AGL Energy Ltd	8,556
152,548		AGL Resources, Inc	5,911
1,754,566		Aguas Andinas S.A.	1,086
42,810	*	Akenerji Elektrik Uretim AS	52
22,453		Alerion Industries S.p.A.	99
362,003	e	Algonquin Power & Utilities Corp	2,340
160,699		Allete, Inc	6,717
471,434		Alliant Energy Corp	21,483
527,454		Ameren Corp	17,691
61,141	*,e	American DG Energy, Inc	139
1,454,359		American Electric Power Co, Inc	58,029
118,388	e	American States Water Co	4,686
1,332,638		American Water Works Co, Inc	45,683
627,465	e	APA Group	3,221
184,936	e	Aqua America, Inc	4,616
32,469	e	Artesian Resources Corp	699
83,177		Ascopiave S.p.A.	86
95,439	e	Atco Ltd	6,776
422,334	e	Atlantic Power Corp	5,410
148,334	e	Atlantic Power Corp (Toronto)	1,897
116,675		Atmos Energy Corp	4,092
6,524,000	*	AVIC International Holding HK Ltd	208
310,489		Avista Corp	8,290
1,579,580	*,e	Babcock & Brown Wind Partners	368
5,004,000	e	Beijing Enterprises Water Group Ltd	945
72,135	*	BF Utilities Ltd	549
2,324,000	*	Binhai Investment Co Ltd	121
19,553		BKW S.A.	655
160,113		Black Hills Corp	5,151
45,395	*	Boralex, Inc	380
60,971	*,e	Cadiz, Inc	440
148,381	e	California Water Service Group	2,741
7,726,865	*	Calpine Corp	127,570
149,965	e	Canadian Utilities Ltd	9,788
98,600		Capital Power Corp	2,303
8,050,803	e	Centerpoint Energy, Inc	166,410
891,310		Centrais Eletricas Brasileiras S.A.	6,324
478,224		Centrais Eletricas Brasileiras S.A. (Preference)	4,648
16,900		Centrais Eletricas de Santa Catarina S.A.	342
11,646,933		Centrica plc	58,234
57,964		CESC Ltd	303
362,036	e	CEZ AS	12,511
56,943		CH Energy Group, Inc	3,741
244,853	e	Challenger Infrastructure Fund	329

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

57,377		Chesapeake Utilities Corp	$2,509
795,791		Cheung Kong Infrastructure Holdings Ltd	4,818
5,316,000	e	China Gas Holdings Ltd	2,671
3,136,000	e	China Longyuan Power Group Corp	2,071
5,300,000	*	China Oil and Gas Group Ltd	504
6,602,000	e	China Power International Development Ltd	1,742
8,540,000	*,e	China Power New Energy Development Co Ltd	347
858,000	e	China Resources Gas Group Ltd	1,486
3,256,599		China Resources Power Holdings Co	6,727
2,302,000	e	China Water Affairs Group Ltd	561
5,250,000	e	China WindPower Group Ltd	189
1,215,442		Chubu Electric Power Co, Inc	19,709
331,291		Chugoku Electric Power Co, Inc	5,464
256,073		Cia de Saneamento Basico do Estado de Sao Paulo	9,817
73,900		Cia de Saneamento de Minas Gerais-COPASA	1,600
61,245		Cia de Transmissao de Energia Electrica Paulista	1,955
818,846		Cia Energetica de Minas Gerais	15,301
400,771		Cia Energetica de Sao Paulo (Class B)	7,323
65,400		Cia Energetica do Ceara	1,253
151,419		Cia Paranaense de Energia	3,332
238,063		Cleco Corp	9,958
2,953,322		CLP Holdings Ltd	25,100
1,077,480		CMS Energy Corp	25,321
17,208,336		Colbun S.A.	4,771
34,236	e	Connecticut Water Service, Inc	992
526,212		Consolidated Edison, Inc	32,725
65,655	e	Consolidated Water Co, Inc	544
1,457,778	*	Contact Energy Ltd	5,640
356,840		CPFL Energia S.A.	4,513
10,902,000	e	Datang International Power Generation Co Ltd	4,314
25,541	e	Delta Natural Gas Co, Inc	555
1,578,866		Dominion Resources, Inc	85,259
1,582,365		Drax Group plc	13,920
788,112		DTE Energy Co	46,759
2,062,221	e	DUET Group	3,907
10,188,245		Duke Energy Corp	234,941
4,200,127		E.ON AG.	90,761
9,160		E1 Corp	386
3,835,260		Edison International	177,189
385,901		EDP - Energias do Brasil S.A.	2,477
230,700		El Paso Electric Co	7,650
106,141		Electric Power Development Co	2,789
419,477	e	Electricite de France	9,333
310,500		Electricity Generating PCL	1,129
154,552		Eletropaulo Metropolitana de Sao Paulo S.A.	1,950
57,835		Elia System Operator S.A.	2,378
248,939		Empire District Electric Co	5,253
974,300		Empresa Electrica del Norte Grande S.A.	2,317
6,019,720		Empresa Nacional de Electricidad S.A.	10,208
650,859	e	Enagas	11,876
376,314	*,e	Endesa S.A.	6,608
226,611		Enea S.A.	1,082

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,454,472		Enel Green Power S.p.A	$2,305
10,950,376	e	Enel S.p.A.	35,357
3,976,388		Energias de Portugal S.A.	9,407
1,024,060	*,e	Energy World Corp Ltd	393
24,279,360		Enersis S.A.	9,135
262,886		Entergy Corp	17,847
2,234,597	e	Envestra Ltd	1,804
1,344,639	e	Epure International Ltd	611
196,100		Equatorial Energia S.A.	1,465
48,270		EVN AG.	621
4,116,614		Exelon Corp	154,867
425,000	f	Federal Grid Co Unified Energy System JSC (ADR) (purchased 03/07/12, cost $2,488)	1,147
2,298,200	*	First Gen Corp	965
720,760		First Philippine Holdings Corp	1,296
1,756,587		FirstEnergy Corp	86,406
218,415	e	Fortis, Inc	6,927
268,590		Fortum Oyj	5,101
604,549		GAIL India Ltd	3,840
1,849,646		Gas Natural SDG S.A.	23,749
1,564,192		Gaz de France	37,303
88,405		Genie Energy Ltd	687
631,000		Glow Energy PCL	1,239
176,239		Great Plains Energy, Inc	3,773
140,000		Great Taipei Gas Co Ltd	90
42,390	*	Greentech Energy Systems	82
7,320,000	e	Guangdong Investments Ltd	5,299
2,770		Gujarat Gas Co Ltd	15
194,239		Gujarat State Petronet Ltd	245
2,353,042	*	GVK Power & Infrastructure Ltd	651
558,645	e	Hastings Diversified Utilities Fund	1,378
147,746		Hawaiian Electric Industries, Inc	4,214
1,214,038	e	Hera S.p.A.	1,710
520,795		Hokkaido Electric Power Co, Inc	6,731
169,073		Hokuriku Electric Power Co	2,633
4,488,854		Hong Kong & China Gas Ltd	9,536
1,563,788		Hong Kong Electric Holdings Ltd	11,735
1,137,130	*	Huadian Energy Co Ltd	333
11,676,000	e	Huaneng Power International, Inc	8,829
723,000	e	Hyflux Ltd	774
6,566,326		Iberdrola S.A.	31,001
184,767		Idacorp, Inc	7,775
60,000	*	IDGC Holding JSC (ADR)	928
30,672		Indraprastha Gas Ltd	132
943,235	e	Infratil Ltd	1,536
156,051	e	Innergex Renewable Energy, Inc	1,583
122,019	e	Integrys Energy Group, Inc	6,939
499,961		Interconexion Electrica S.A.	3,253
668,800		International Power plc	4,373
711,107		Inversiones Aguas Metropolitanas S.A.	1,191
554,950	e	Iride S.p.A.	219
498,231		Isagen S.A. ESP	685

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

82,763		ITC Holdings Corp	$5,703
196,172	e	Just Energy Income Fund	2,154
1,024,971		Kansai Electric Power Co, Inc	12,292
8,877		Korea District Heating Corp	434
355,910	*	Korea Electric Power Corp	8,019
31,142		Korea Gas Corp	1,109
22,828	*	KSK Energy Ventures Ltd	22
529,899		Kyushu Electric Power Co, Inc	6,286
133,272	e	Laclede Group, Inc	5,306
93,500		Light S.A.	1,154
78,100		Macquarie Power & Infrastructure Income Fund	308
337,200	*,e	Magma Energy Corp	151
530,437		Manila Electric Co	3,204
1,428,200		Manila Water Co, Inc	832
358,959		MDU Resources Group, Inc	7,757
84,724		MGE Energy, Inc	4,007
59,629	e	Middlesex Water Co	1,133
161,000	*	MPX Energia S.A.	2,469
140,547		National Fuel Gas Co	6,603
8,921,661		National Grid plc	94,552
156,810		New Jersey Resources Corp	6,838
1,163,796	e	NextEra Energy, Inc	80,081
2,290,630		NiSource, Inc	56,693
1,772,649		Northeast Utilities	68,796
93,859	e	Northland Power Income Fund	1,645
99,914		Northwest Natural Gas Co	4,756
201,720		NorthWestern Corp	7,403
462,564	*	NRG Energy, Inc	8,030
1,311,332		NTPC Ltd	3,767
637,832		NV Energy, Inc	11,213
55,379		Oest Elektrizitatswirts AG. (Class A)	1,269
357,247		OGE Energy Corp	18,502
88,700		Okinawa Electric Power Co, Inc	2,875
729,557		Oneok, Inc	30,868
64,699	e	Ormat Technologies, Inc	1,384
4,473,406		Osaka Gas Co Ltd	18,742
133,175	e	Otter Tail Corp	3,046
567,414		Pennon Group plc	6,792
293,172	e	Pepco Holdings, Inc	5,737
822,400		Petronas Gas BHD	4,679
1,208,032	e	PG&E Corp	54,688
299,025		Piedmont Natural Gas Co, Inc	9,626
653,039	e	Pinnacle West Capital Corp	33,788
427,257		PNM Resources, Inc	8,349
10,134,850		PNOC Energy Development Corp	1,456
1,039,260		Polska Grupa Energetyczna S.A.	6,085
352,704		Portland General Electric Co	9,403
2,000,146		Power Grid Corp of India Ltd	4,092
1,670,867		PPL Corp	46,467
1,078,923		Progress Energy, Inc	64,919
25,606,000		PT Perusahaan Gas Negara	9,694
387,827		PTC India Ltd	454

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

153,669		Public Power Corp	$363
1,121,704		Public Service Enterprise Group, Inc	36,455
266,200	*	Puncak Niaga Holding BHD	109
7,260		Pusan City Gas Co Ltd	117
385,781		Questar Corp	8,047
2,104,500		Ratchaburi Electricity Generating Holding PCL	2,904
60,247	e	Red Electrica de Espana	2,629
245,107	e	Redes Energeticas Nacionais S.A.	649
238,125		Reliance Energy Ltd	2,405
765,273	*	Reliance Power Ltd	1,476
5,806,188	*	RRI Energy, Inc	9,929
48,299		Rubis	2,490
1,484,334		RusHydro (ADR)	3,562
601,697		RWE AG.	24,606
299	e	RWE AG. (Preference)	11
9,368		Samchully Co Ltd	721
223,027		SCANA Corp	10,670
174,257		Scottish & Southern Energy plc	3,801
23,693	e	Sechilienne-Sidec	334
767,723	e	Sempra Energy	52,881
246,188		Severn Trent plc	6,382
143,950		Shikoku Electric Power Co, Inc	3,060
116,000		Shizuoka Gas Co Ltd	774
51,552	e	SJW Corp	1,238
1,135,481		Snam Rete Gas S.p.A.	5,087
114,377	e	South Jersey Industries, Inc	5,830
3,431,791		Southern Co	158,892
237,486		Southwest Gas Corp	10,366
4,155,605	e	SP AusNet	4,355
3,395,547	f,g	Spark Infrastructure Group (purchased 05/29/09, cost $4,073)	5,324
437,930		Suez Environnement S.A.	4,709
1,443,450		Taiwan Cogeneration Corp	935
1,443,502		Tata Power Co Ltd	2,731
1,419,621		Tauron Polska Energia S.A.	1,952
278,625		TECO Energy, Inc	5,032
80,468		Telecom Plus plc	1,074
3,572,418		Tenaga Nasional BHD	7,613
47,811		Terna Energy S.A.	83
684,121	e	Terna Rete Elettrica Nazionale S.p.A.	2,472
4,535,500		Thai Tap Water Supply PCL	941
590,208		Toho Gas Co Ltd	3,663
399,698	*	Tohoku Electric Power Co, Inc	4,016
1,805,206	*,e	Tokyo Electric Power Co, Inc	3,494
5,469,585		Tokyo Gas Co Ltd	27,955
1,176,000		Towngas China Co Ltd	850
237,720		Tractebel Energia S.A.	4,397
373,823	e	TransAlta Corp	6,334
144,580		UGI Corp	4,255
191,823		UIL Holdings Corp	6,879
1,034,168		United Utilities Group plc	10,955
55,408	e	Unitil Corp	1,468

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

193,723		UNS Energy Corp	$7,441
188,675	e	Utilities Select Sector SPDR Fund	6,979
77,800		Valener, Inc	1,168
433,488		Vector Ltd	932
104,180		Vectren Corp	3,075
274,204	e	Veolia Environnement	3,472
425,785		Westar Energy, Inc	12,752
192,890		WGL Holdings, Inc	7,667
716,262	e	Wisconsin Energy Corp	28,342
4,578,102		Xcel Energy, Inc	130,064
2,776,000		Xinao Gas Holdings Ltd	9,799
1,090		YESCO Co Ltd	24
52,651	e	York Water Co	942
10,356,826		YTL Corp BHD	6,627
4,718,690		YTL Power International BHD	2,628
1,453,400		Zhejiang Southeast Electric Power Co (Class B)	776
629,253	*	Zorlu Enerji Elektrik Uretim AS	376

		TOTAL UTILITIES	3,552,456

		TOTAL COMMON STOCKS	100,681,101

		(Cost $94,067,090)

SHARES		COMPANY

PREFERRED STOCKS - 0.1%
DIVERSIFIED FINANCIALS - 0.0%
319,300		Daishin Securities Co Ltd Pref 2	1,713

		TOTAL DIVERSIFIED FINANCIALS	1,713

FOOD, BEVERAGE & TOBACCO - 0.1%
1,466,576	*	Ambev Cia De Bebidas Das	56,444

		TOTAL FOOD, BEVERAGE & TOBACCO	56,444

		TOTAL PREFERRED STOCKS	58,157

		(Cost $37,339)

RIGHTS / WARRANTS - 0.0%
BANKS - 0.0%
42,733		Hampton Roads Bankshares, Inc	32
42,733		Hampton Roads Bankshares, Inc (2nd Entitlements)	0	^

		TOTAL BANKS	32

CAPITAL GOODS - 0.0%
242,887		Gamuda Berhad	78
4,000		IJM Corp BHD - Warrants	2
872	m	Jinsung T.E.C.	1
67,670		Zardoya Otis S.A.	37

		TOTAL CAPITAL GOODS	118

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

CONSUMER DURABLES & APPAREL - 0.0%
41,480	m	C C Land Holdings Ltd	$0	^

		TOTAL CONSUMER DURABLES & APPAREL	0	^

CONSUMER SERVICES - 0.0%
243	m	Galatasaray Sportif Sinai ve Ticari Yatirimlar AS.	17

		TOTAL CONSUMER SERVICES	17

DIVERSIFIED FINANCIALS - 0.0%
5,228	m	Woori Financial Co Ltd	8

		TOTAL DIVERSIFIED FINANCIALS	8

ENERGY - 0.0%
123,722	e	Etablissements Maurel et Prom CW14	39
204,803		Kinder Morgan, Inc	442
45,556	e,m	Magnum Hunter Resources Corp	0	^
254,316	e	Repsol YPF S.A.	178

		TOTAL ENERGY	659

FOOD & STAPLES RETAILING - 0.0%
228,285		Cencosud S.A.	75

		TOTAL FOOD & STAPLES RETAILING	75

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
1,000,000	m	EnteroMedics, Inc	1,260
60,780		Hartalega Holdings BHD	15

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,275

MATERIALS - 0.0%
1,715,633	m	G Steel PCL	0	^
474,378	e	Ivanhoe Mines Ltd	429
1,558		Kinross Gold Corp	1
35,141		Nordic Mines AB	4

		TOTAL MATERIALS	434

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
78,480		Sanofi-Aventis S.A.	111
4,032,000		United Gene High-Tech Group Ltd	3

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	114

REAL ESTATE - 0.0%
45,998	m	Globe Trade Centre S.A.	88
4,761,352	m	GPT Group	0	^
66,140		IJM Land BHD - CW13	16
24,524	m	Nieuwe Steen Investments NV	0	^

		TOTAL REAL ESTATE	104

		TOTAL RIGHTS / WARRANTS	2,836

		(Cost $886)

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

SHORT-TERM INVESTMENTS - 5.6%
TREASURY DEBT - 0.4%
$5,150,000		United States Treasury Bill	0.060%	07/12/12	$5,150
50,900,000		United States Treasury Bill	0.045-0.060	07/19/12	50,899
33,800,000		United States Treasury Bill	0.086	08/09/12	33,797
209,500,000		United States Treasury Bill	0.048-0.057	08/23/12	209,484
11,400,000		United States Treasury Bill	0.081	09/06/12	11,398
52,000,000		United States Treasury Bill	0.070	09/13/12	51,992
7,000,000		United States Treasury Bill	0.098	09/20/12	6,999
33,100,000		United States Treasury Bill	0.105	09/27/12	33,093

		TOTAL TREASURY DEBT			402,812

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.2%
REPURCHASE AGREEMENTS - 4.9%
638,000,000	n	Barclay	0.150	07/02/12	638,000
910,000,000	o	Calyon	0.150	07/02/12	910,000
380,000,000	p	Citigroup	0.160	07/02/12	380,000
598,000,000	q	CSFB	0.150	07/02/12	598,000
617,000,000	r	Deutsche Bank	0.150	07/02/12	617,000
269,000,000	s	Merrill Lynch	0.150	07/02/12	269,000
645,000,000	t	Royal Bank of Scotland	0.150	07/02/12	645,000
151,000,000	u	Societe Generale	0.150	07/02/12	151,000
774,000,000	v	UBS Warburg	0.140	07/02/12	774,000

		TOTAL REPURCHASE AGREEMENTS			4,982,000

VARIABLE RATE SECURITY - 0.3%
58,000,000		American Express Credit Account Master	0.540	10/15/12	58,048
15,855,334		Granite Master Issuer plc 2006	0.340	12/20/50	15,242
12,536,764		Granite Master Issuer plc 2007	0.440	12/20/50	12,052
6,936,476		Medallion Trust Series 2005	0.510	08/22/36	6,739
13,036,675		Nelnet Student Loan Trust 2006	0.510	11/23/18	13,032
17,545,206		Nelnet Student Loan Trust 2007	0.720	09/25/18	17,524
14,241,500		Puma Global Mortgage Backed Trust	0.540	02/21/38	13,615
170,000,000		SLM Student Loan Trust 2007	0.510	01/25/19	167,228
33,930,445		SLM Student Loan Trust 2008	0.820	10/25/16	33,819

		TOTAL VARIABLE RATE SECURITY			337,299

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			5,319,299

		TOTAL SHORT-TERM INVESTMENTS			5,722,111

		(Cost $5,724,041)
		TOTAL INVESTMENTS - 105.0%			106,465,610
		(Cost $99,830,781)
		OTHER ASSETS & LIABILITIES, NET - (5.0)%			(5,068,377)

		NET ASSETS - 100.0%			$101,397,233

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

Abbreviation(s):
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
NVDR	Non Voting Depository Receipt
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing.
^	Amount represents less than $1,000.
a	Affiliated holding.
b	In bankruptcy
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $5,382,171,000.
f	Restricted security. At 6/30/2012, the aggregate value of these securities amounted to $145,285,000 or 0.1% of net assets.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2012 the aggregate value of these securities amounted to $6,400,000 or 0.0% of net assets.

i	Floating or variable rate security. Coupon rate reflects the rate at period end.
m	Indicates a security that has been deemed illiquid.
n	Agreement with Barclay, 0.15% dated 06/29/12 to be repurchased at $638,000,000 on 07/02/12, collateralized by U.S. Treasury Securities valued at $650,760,000.
o	Agreement with Calyon, 0.15% dated 06/29/12 to be repurchased at $910,000,000 on 07/02/12, collateralized by U.S. Treasury Securities valued at $928,200,000.
p	Agreement with Citigroup, 0.16% dated 06/29/12 to be repurchased at $380,000,000 on 07/02/12, collateralized by U.S. Treasury Securities valued at $387,600,000.
q	Agreement with CSFB, 0.15% dated 06/29/12 to be repurchased at $598,000,000 on 07/02/12, collateralized by U.S. Treasury Securities valued at $609,962,000.
r	Agreement with Deutsche Bank, 0.15% dated 06/29/12 to be repurchased at $617,000,000 on 07/02/12, collateralized by U.S. Treasury Securities valued at $629,340,000.
s	Agreement Merrill Lynch, 0.15% dated 06/29/12 to be repurchased at $269,000,000 on 07/02/12, collateralized by U.S. Treasury Securities valued at $274,380,000.
t	Agreement with Royal Bank of Scotland, 0.15% dated 06/29/12 to be repurchased at $645,000,000 on 07/02/12, collateralized by U.S. Treasury Securities valued at $657,902,000.
u	Agreement Societe Generale, 0.15% dated 06/29/12 to be repurchased at $151,000,000 on 07/02/12, collateralized by U.S. Treasury Securities valued at $154,020,000.
v	Agreement with UBS Warburg, 0.14% dated 06/29/12 to be repurchased at $774,000,000 on 07/02/12, collateralized by U.S. Treasury Securities valued at $789,480,000.

Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND
STOCK ACCOUNT
SUMMARY OF MARKET VALUES BY COUNTRY (unaudited)
June 30, 2012

COUNTRY	VALUE (000)	% OF TOTAL PORTFOLIO

DOMESTIC

UNITED STATES	$75,684,287	71.5%

TOTAL DOMESTIC	75,684,287	71.5

FOREIGN

ARGENTINA	1,781	0.0
AUSTRALIA	1,556,710	1.5
AUSTRIA	103,374	0.1
BAHAMAS	228	0.0
BELGIUM	285,837	0.3
BERMUDA	39,456	0.0
BRAZIL	898,981	0.8
CAMBODIA	1,242	0.0
CANADA	2,614,774	2.5
CAYMAN ISLANDS	1,578	0.0
CHILE	132,790	0.1
CHINA	1,223,224	1.1
COLOMBIA	108,950	0.1
CYPRUS	1,777	0.0
CZECH REPUBLIC	23,278	0.0
DENMARK	254,891	0.2
EGYPT	21,639	0.0
FAROE ISLANDS	338	0.0
FINLAND	109,242	0.1
FRANCE	1,647,660	1.5
GERMANY	1,693,058	1.6
GIBRALTAR	1,625	0.0
GREECE	28,699	0.0
GUERNSEY, C.I.	2,908	0.0
HONG KONG	723,379	0.7
HUNGARY	13,509	0.0
INDIA	573,185	0.5
INDONESIA	235,690	0.2
IRELAND	237,010	0.2
ISLE OF MAN	3,424	0.0
ISRAEL	345,538	0.3
ITALY	414,933	0.4
JAPAN	4,567,100	4.3
JERSEY, C.I.	12,592	0.0
KOREA, REPUBLIC OF	1,137,090	1.1
LIECHTENSTEIN	1,331	0.0
LUXEMBOURG	22,766	0.0
MACAU	45,569	0.0
MALAYSIA	245,268	0.2

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COUNTRY	VALUE (000)	% OF TOTAL PORTFOLIO

MEXICO	$400,795	0.4%
MONACO	1,027	0.0
MOROCCO	6,074	0.0
NETHERLANDS	955,686	0.9
NEW ZEALAND	48,709	0.0
NIGERIA	1,043	0.0
NORWAY	216,640	0.2
PANAMA	15,463	0.0
PERU	38,580	0.0
PHILIPPINES	85,445	0.1
POLAND	106,828	0.1
PORTUGAL	41,097	0.0
PUERTO RICO	2,033	0.0
RUSSIA	406,957	0.4
SINGAPORE	289,459	0.3
SOUTH AFRICA	565,611	0.5
SPAIN	403,851	0.4
SWEDEN	521,581	0.5
SWITZERLAND	1,486,712	1.4
TAIWAN	852,994	0.8
THAILAND	186,115	0.2
TURKEY	137,741	0.1
UKRAINE	3,962	0.0
UNITED ARAB EMIRATES	20,772	0.0
UNITED KINGDOM	4,653,724	4.4

TOTAL FOREIGN	30,781,323	28.5

TOTAL PORTFOLIO	$106,465,610	100.0%

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND
GLOBAL EQUITIES ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2012

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 98.6%

AUSTRALIA - 2.4%
159,130		AGL Energy Ltd	$2,418
800,945		Alumina Ltd	657
356,590		Amcor Ltd	2,603
1,002,431		AMP Ltd	3,989
45,049		APA Group	231
349,707	*	Arrium Ltd	315
207,490		Asciano Group	932
812,854		Australia & New Zealand Banking Group Ltd	18,517
54,819		Australian Stock Exchange Ltd	1,683
50,434		Bendigo Bank Ltd	385
1,207,401		BHP Billiton Ltd	39,328
758,880	*	BlueScope Steel Ltd	236
100,989	e	Boral Ltd	308
357,545		Brambles Ltd	2,268
18,575		Caltex Australia Ltd	259
6,121		Campbell Brothers Ltd	343
86,035		Centro Retail Australia (REIT)	175
258,903		CFS Gandel Retail Trust	517
182,590		Coca-Cola Amatil Ltd	2,509
5,208	e	Cochlear Ltd	354
503,151		Commonwealth Bank of Australia	27,555
5,000,000		Commonwealth Property Office Fund	5,212
146,400		Computershare Ltd	1,119
61,166		Crown Ltd	535
146,458		CSL Ltd	5,941
799,457	e	David Jones Ltd	2,138
647,315		DB RREEF Trust	619
66,488		DuluxGroup Ltd	206
99,933		Echo Entertainment Group Ltd	441
2,859,273	e	Fortescue Metals Group Ltd	14,610
219,839		GPT Group (ASE)	744
70,569	e	Harvey Norman Holdings Ltd	142
38,343		Iluka Resources Ltd	453
320,905		Incitec Pivot Ltd	948
636,776		Insurance Australia Group Ltd	2,284
302,136	e	John Fairfax Holdings Ltd	173
47,094		Leighton Holdings Ltd	793
193,760		Lend Lease Corp Ltd	1,441
152,761	*,e	Lynas Corp Ltd	135
193,361		Macquarie Goodman Group	732
117,569		Macquarie Group Ltd	3,175
106,294		Metcash Ltd	368
1,107,546		Mirvac Group	1,455
1,000,000	e	Myer Holdings Ltd	1,664

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

1,091,503		National Australia Bank Ltd	$26,586
235,089		Newcrest Mining Ltd	5,471
117,012		Orica Ltd	2,980
365,177		Origin Energy Ltd	4,599
116,821		Oxiana Ltd	953
152,154	*	Qantas Airways Ltd	169
450,761		QBE Insurance Group Ltd	6,230
156,450		QR National Ltd	548
211,901		Ramsay Health Care Ltd	4,924
260,578		Rio Tinto Ltd	15,298
288,780		Santos Ltd	3,180
22,012	e	Sims Group Ltd	218
33,477	e	Sonic Healthcare Ltd	438
214,387		SP AusNet	225
828,574		Stockland Trust Group	2,630
459,945		Suncorp-Metway Ltd	3,843
69,180		Sydney Airport	206
94,695		Tabcorp Holdings Ltd	286
180,904		Tattersall’s Ltd	488
1,599,066		Telstra Corp Ltd	6,059
255,184		Toll Holdings Ltd	1,049
370,941		Transurban Group	2,167
363,864		Wesfarmers Ltd	11,200
3,695,061		Westfield Group	36,180
1,341,261		Westfield Retail Trust	3,934
981,698		Westpac Banking Corp	21,437
29,800		Whitehaven Coal Ltd	128
211,161		Woodside Petroleum Ltd	6,767
373,691		Woolworths Ltd	10,287
40,242		WorleyParsons Ltd	1,045

		TOTAL AUSTRALIA	330,435

AUSTRIA - 0.0%
83,891		Andritz AG.	4,314
21,267	*	Erste Bank der Oesterreichischen Sparkassen AG.	404
52,387		IMMOFINANZ Immobilien Anlagen AG.	167
7,264		Oest Elektrizitatswirts AG. (Class A)	166
170,000		Oesterreichische Post AG.	5,709
15,062	e	OMV AG.	474
5,212	e	Raiffeisen International Bank Holding AG.	171
32,630		Telekom Austria AG.	321
11,158	e	Voestalpine AG.	296
3,986		Wiener Staedtische Allgemeine Versicherung AG.	161
904,573	e	Wienerberger AG.	8,518

		TOTAL AUSTRIA	20,701

BELGIUM - 1.0%
31,925	*	Anheuser-Busch InBev NV	0	^
219,289		Anheuser-Busch InBev NV (ADR)	17,466
15,560		Belgacom S.A.	443
7,491		Colruyt S.A.	334
10,116		Delhaize Group	371

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

224,921		Fortis	$447
7,781		Groupe Bruxelles Lambert S.A.	528
477	*	Groupe Bruxelles Lambert S.A. - STR VVPR	0	^
793,977		InBev NV	62,598
16,307		KBC Groep NV	345
2,869		Mobistar S.A.	98
6,114		Solvay S.A.	604
2,936		Telenet Group Holding NV	128
728,717	e	UCB S.A.	36,811
216,196		Umicore	9,996

		TOTAL BELGIUM	130,169

BERMUDA - 0.0%
83,000		Validus Holdings Ltd	2,658

		TOTAL BERMUDA	2,658

BRAZIL - 0.2%
200,000		Cia de Saneamento de Minas Gerais-COPASA	4,331
23,506		Companhia Vale do Rio Doce (ADR)	467
1,000,000		Klabin S.A.	4,531
850,000		Marcopolo S.A.	3,830
808,000	*	OGX Petroleo e Gas Participacoes S.A.	2,213

		TOTAL BRAZIL	15,372

CANADA - 3.6%
61,315		Agnico-Eagle Mines Ltd	2,484
198,135	e	Agrium, Inc (Toronto)	17,560
40,920		Alimentation Couche Tard, Inc	1,787
90,528	e	ARC Energy Trust	2,036
102,185	*	Athabasca Oil Corp	1,124
1,275	e	Bank of Montreal	70
219,427		Bank of Montreal (Toronto)	12,125
374,854	e	Bank of Nova Scotia	19,418
247,140		Barrick Gold Corp	9,285
792,695		Barrick Gold Corp (Canada)	29,859
31,493	e	Baytex Energy Trust	1,327
213,834	e	BCE, Inc	8,817
28,411		Bell Aliant Regional Communications Income Fund	712
97,139	*	Biovail Corp (Toronto)	4,357
538,725		Bombardier, Inc	2,127
47,696	e	Bonavista Energy Trust	746
189,058		Brookfield Asset Management, Inc	6,260
102,326		CAE, Inc	994
143,253	e	Cameco Corp	3,148
189,080	e	Canadian Imperial Bank of Commerce/Canada	13,307
343,616	e	Canadian National Railway Co	29,059
418,992		Canadian Natural Resources Ltd (Canada)	11,239
159,137	e	Canadian Oil Sands Trust	3,082
156,078		Canadian Pacific Railway Ltd	11,455
27,625		Canadian Tire Corp Ltd	1,869
17,850		Canadian Utilities Ltd	1,165
190,000		Cenovus Energy, Inc	6,042

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

354,975	e	Cenovus Energy, Inc (Toronto)	$11,286
51,418		Centerra Gold, Inc	360
384,248	*,e	CGI Group, Inc	9,235
60,399	e	CI Financial Corp	1,310
261,645	e	Crescent Point Energy Corp	9,766
119,900	e	Dollarama, Inc	7,205
223,795		Eldorado Gold Corp	2,757
12,019		Empire Co Ltd	633
244,745	e	Enbridge, Inc	9,774
259,043		EnCana Corp	5,394
71,881	e	Enerplus Resources Fund	923
6,477		Fairfax Financial Holdings Ltd	2,565
58,748		Finning International, Inc	1,366
159,062		First Quantum Minerals Ltd	2,812
65,338	e	Fortis, Inc	2,072
40,881	e	Franco-Nevada Corp	1,849
18,833		George Weston Ltd	1,070
43,104	e	Gildan Activewear, Inc	1,188
274,709		Goldcorp, Inc	10,342
91,463		Great-West Lifeco, Inc	1,983
20,171		H&R Real Estate Investment Trust	485
118,083	e	Husky Energy, Inc	2,952
143,368	e	IAMGOLD Corp	1,695
42,203	e	IGM Financial, Inc	1,660
103,032	e	Imperial Oil Ltd	4,310
35,474		Industrial Alliance Insurance and Financial Services, Inc	853
39,563		ING Canada, Inc	2,463
16,870		Inmet Mining Corp	691
91,085	*,e	Ivanhoe Mines Ltd	898
391,907		Kinross Gold Corp	3,199
45,810	e	Loblaw Cos Ltd	1,458
42,415	e	Lululemon Athletica, Inc	2,529
80,846	e	Magna International, Inc (Class A)	3,193
150,000	e	Manitoba Telecom Services, Inc	4,886
629,247	e	Manulife Financial Corp	6,854
37,210	*	MEG Energy Corp	1,334
114,914		Metro, Inc	5,884
54,167	e	National Bank of Canada	3,872
133,886	*	New Gold, Inc	1,277
184,294	e	Nexen, Inc	3,121
31,602		Onex Corp	1,227
22,933	*	Open Text Corp	1,149
119,886	*	Osisko Mining Corp	824
57,675	e	Pan American Silver Corp	976
76,749	e	Pembina Pipeline Income Fund	1,962
146,088	e	Pengrowth Energy Trust	927
157,496	e	Penn West Energy Trust	2,113
298,291		Potash Corp of Saskatchewan Toronto	13,038
121,577		Power Corp Of Canada	2,856
77,899	e	Power Financial Corp	1,947
75,250	*	Precision Drilling Trust	512
68,520	e	ProEx Energy Ltd	1,351

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

44,283		RioCan Real Estate Investment Trust	$1,205
32,911	e	Ritchie Bros Auctioneers, Inc	705
144,108	e	Rogers Communications, Inc (Class B)	5,225
699,066	e	Royal Bank of Canada (Toronto)	35,815
43,772	e	Saputo, Inc	1,820
132,843	e	Shaw Communications, Inc (B Shares)	2,510
74,529	e	Shoppers Drug Mart Corp	3,005
118,821		Silver Wheaton Corp	3,194
57,773		SNC-Lavalin Group, Inc	2,164
211,984		Sun Life Financial, Inc	4,612
1,008,803		Suncor Energy, Inc	29,171
368,294		Talisman Energy, Inc	4,222
195,239	e	Teck Cominco Ltd	6,046
20,773		TELUS Corp	1,247
52,043	e	TELUS Corp, non-voting shares	3,045
139,222	e	Thomson Corp (Toronto)	3,962
55,172		Tim Hortons, Inc (Toronto)	2,908
106,990		TMX Group, Inc	4,876
493,412	e	Toronto-Dominion Bank	38,616
40,458	*	Tourmaline Oil Corp	1,068
92,019	e	TransAlta Corp	1,559
307,615	e	TransCanada Corp	12,893
200,000	e	Trican Well Service Ltd	2,308
26,121	e	Vermilion Energy Trust	1,179
130,151		Viterra, Inc	2,065
243,172	e	Yamana Gold, Inc	3,752

		TOTAL CANADA	547,012

CHINA - 0.1%
794,000	e	Agricultural Bank of China	322
2,708,700	e	Bank of Communications Co Ltd	1,838
1,122,000		China Aoyuan Property Group Ltd	152
1,119,500	e	China Merchants Bank Co Ltd	2,123
4,000,000	*,e	China Metal Recycling Holdings Ltd	2,973
2,000,000	*,e	China South Locomotive and Rolling Stock Corp	1,570
3,930,000		CNOOC Ltd	7,923
87,584	e	Cosco Corp Singapore Ltd	69
209,000	*,e	Glorious Property Holdings Ltd	37
6,877,000	e	Industrial & Commercial Bank of China	3,855
791,000		Intime Department Store Group Co Ltd	782
180,000	e	Ping An Insurance Group Co of China Ltd	1,455
2,117,024	e	Sino-Ocean Land Holdings Ltd	1,061
100,100		Tencent Holdings Ltd	2,956
169,000	e	Yangzijiang Shipbuilding	135
1,650,000	*,e	Yanlord Land Group Ltd	1,617

		TOTAL CHINA	28,868

COLOMBIA - 0.0%
94,938	e	Pacific Rubiales Energy Corp (Toronto)	2,010

		TOTAL COLOMBIA	2,010

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

DENMARK - 0.5%
55		AP Moller - Maersk AS (Class A)	$342
123		AP Moller - Maersk AS (Class B)	807
10,759		Carlsberg AS (Class B)	849
643,995		Christian Hansen Holding	16,593
2,236		Coloplast AS (Class B)	402
56,680	*	Danske Bank AS	788
20,640		DSV AS	409
140,000		H Lundbeck AS	2,893
285,107		Novo Nordisk AS (Class B)	41,351
38,472		Novozymes AS	998
725,684		TDC AS	5,043
30,000	*	Topdanmark AS	5,144
2,442	e	TrygVesta AS	137
2,525	*,e	William Demant Holding	227

		TOTAL DENMARK	75,983

FINLAND - 0.1%
13,213	e	Elisa Oyj (Series A)	266
149,046		Fortum Oyj	2,830
6,808	e	Kesko Oyj (B Shares)	178
15,631		Kone Oyj (Class B)	944
12,748		Metso Oyj	440
12,237	e	Neste Oil Oyj	138
299,714	e	Nokia Oyj	611
10,752		Nokian Renkaat Oyj	408
14,725	e	OKO Bank (Class A)	172
214,898	e	Orion Oyj (Class B)	4,070
251,100	e	Outotec Oyj	11,473
42,512		Sampo Oyj (A Shares)	1,103
57,538	e	Stora Enso Oyj (R Shares)	354
52,800		UPM-Kymmene Oyj	597
16,917	e	Wartsila Oyj (B Shares)	554

		TOTAL FINLAND	24,138

FRANCE - 3.3%
14,423		Accor S.A.	452
3,014	e	Aeroports de Paris	228
51,361	e	Air Liquide	5,872
233,690	*,e	Alcatel S.A.	385
20,712	e	Alstom RGPT	655
53,325		Arkema	3,496
349,855	*	Atos Origin S.A.	20,922
168,320	e	AXA S.A.	2,250
886,352		BNP Paribas	34,173
10,045		Bouygues S.A.	270
5,129	e	Bureau Veritas S.A.	456
14,851		Cap Gemini S.A.	547
61,106	e	Carrefour S.A.	1,128
5,523		Casino Guichard Perrachon S.A.	485
2,949		Christian Dior S.A.	406
14,789	*,e	CNP Assurances	181
619,962	e	Compagnie de Saint-Gobain	22,907

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

14,067	*	Compagnie Generale de Geophysique S.A.	$364
20,340		Compagnie Generale d’Optique Essilor International S.A.	1,889
95,021	*,e	Credit Agricole S.A.	419
6,324	e	Dassault Systemes S.A.	593
2,150,543		Edenred	60,966
25,859	e	Electricite de France	575
3,241		Eurazeo	125
7,055		Eutelsat Communications	217
2,504		Fonciere Des Regions	180
117,453	e	France Telecom S.A.	1,544
772,700	*	GameLoft	4,828
134,008		Gaz de France	3,196
2,005	e	Gecina S.A.	179
585,549		Groupe Danone	36,390
29,167		Groupe Eurotunnel S.A.	237
2,150	e	Icade	163
1,221	e	Iliad S.A.	177
3,402		Imerys S.A.	173
808,623	e	JC Decaux S.A.	17,832
9,735		Klepierre	320
183,417	e	Lafarge S.A.	8,191
6,169		Lagardere S.C.A.	172
17,660	e	Legrand S.A.	600
17,270		L’Oreal S.A.	2,021
107,177		LVMH Moet Hennessy Louis Vuitton S.A.	16,311
166,744		Michelin (C.G.D.E.) (Class B)	10,909
90,804		Natixis	245
70,247	e	Pernod-Ricard S.A.	7,512
12,475	e	Peugeot S.A.	123
6,688		PPR	953
7,849	e	Publicis Groupe S.A.	359
357,206		Remy Cointreau S.A.	39,245
19,130		Renault S.A.	764
674,344	e	Rexel S.A.	11,518
21,145		Safran S.A.	785
393,940		Sanofi-Aventis	29,822
50,025		Schneider Electric S.A.	2,781
16,758		SCOR	406
62,843		Societe BIC S.A.	6,492
269,446	*	Societe Generale	6,318
5,091		Sodexho Alliance S.A.	396
16,061		Suez Environnement S.A.	173
333,483		Technip S.A.	34,754
9,408	e	Thales S.A.	311
214,654	e	Total S.A.	9,661
8,808		Unibail	1,623
10,615		Vallourec	434
19,329		Veolia Environnement	245
44,312		Vinci S.A.	2,071
126,642		Vivendi Universal S.A.	2,353
1,728		Wendel	128
1,825		Zodiac S.A.	186

		TOTAL FRANCE	423,042

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

GERMANY - 3.4%
11,302		Adidas-Salomon AG.	$810
477,070		Allianz AG.	47,986
2,024	e	Axel Springer AG.	87
517,383		BASF AG.	35,976
1,060,084		Bayer AG.	76,389
283,948		Bayerische Motoren Werke AG.	20,549
535		Bayerische Motoren Werke AG. (Preference)	26
277,950		Beiersdorf AG.	18,019
96,161	e	Brenntag AG.	10,642
8,435	e	Celesio AG.	138
380,094	*	Commerzbank AG.	646
46,332		Continental AG.	3,862
331,418		Daimler AG. (Reg)	14,894
537,165		Deutsche Bank AG.	19,388
19,709		Deutsche Boerse AG.	1,063
22,459		Deutsche Lufthansa AG.	260
85,733		Deutsche Post AG.	1,517
283,257		Deutsche Telekom AG.	3,104
1,043,204		E.ON AG.	22,543
3,577		Fraport AG. Frankfurt Airport Services Worldwide	193
215,754		Fresenius Medical Care AG.	15,238
11,787		Fresenius SE	1,220
9,595		GEA Group AG.	256
5,975		Hannover Rueckversicherung AG.	356
14,188		HeidelbergCement AG.	681
13,146		Henkel KGaA	730
18,007		Henkel KGaA (Preference)	1,196
1,760	*	Hochtief AG.	85
93,810	e	Hugo Boss AG.	9,294
108,968		Infineon Technologies AG.	738
17,521		K&S AG.	802
241,054	*	Kabel Deutschland Holding AG.	15,022
238,151		Lanxess AG.	15,071
27,226		Linde AG.	4,240
129,456		MAN AG.	13,240
3,488		Merck KGaA	348
12,679	e	Metro AG.	370
73,000		MTU Aero Engines Holding AG.	5,373
110,724		Muenchener Rueckver AG.	15,624
60,000		Norddeutsche Affinerie AG.	2,898
15,407	e	Porsche AG.	766
305,777		ProSiebenSat.1 Media AG.	6,855
70,878		Rheinmetall AG.	3,484
36,917		RWE AG.	1,510
3,154	e	RWE AG. (Preference)	117
3,907		Salzgitter AG.	161
774,038		SAP AG.	45,835
83,161		Siemens AG.	6,988

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

136,407		Suedzucker AG.	$4,839
36,603		ThyssenKrupp AG.	596
5,876		United Internet AG.	101
26,562		Volkswagen AG.	4,014
121,868		Volkswagen AG. (Preference)	19,307
851	e	Wacker Chemie AG.	59

		TOTAL GERMANY	475,506

GREECE - 0.0%
19,469	*	Coca Cola Hellenic Bottling Co S.A.	345
20,492		OPAP S.A.	128

		TOTAL GREECE	473

HONG KONG - 1.2%
10,518,300		AIA Group Ltd	36,331
17,758	e	ASM Pacific Technology	227
127,276	e	Bank of East Asia Ltd	459
2,570,448		BOC Hong Kong Holdings Ltd	7,913
105,237	e	Cathay Pacific Airways Ltd	171
596,111		Cheung Kong Holdings Ltd	7,360
42,661		Cheung Kong Infrastructure Holdings Ltd	258
7,063,200	*,e	Chow Tai Fook Jewellery Group Ltd	8,814
496,956		CLP Holdings Ltd	4,224
210,121	e	Esprit Holdings Ltd	272
190,504		First Pacific Co	198
187,728	*,e	Foxconn International Holdings Ltd	69
126,000	*,e	Galaxy Entertainment Group Ltd	317
217,927		Hang Lung Group Ltd	1,348
1,151,337		Hang Lung Properties Ltd	3,938
360,870	e	Hang Seng Bank Ltd	4,961
309,005		Henderson Land Development Co Ltd	1,718
1,804	e	HKT Trust and HKT Ltd	1
1,558,859		Hong Kong & China Gas Ltd	3,312
295,279		Hong Kong Electric Holdings Ltd	2,216
247,185	e	Hong Kong Exchanges and Clearing Ltd	3,557
49,403		Hopewell Holdings	141
489,700		Hutchison Port Holdings Trust	350
667,416		Hutchison Whampoa Ltd	5,789
57,294		Hysan Development Co Ltd	218
2,000,000	e	iShares Asia Trust - iShares FTSE/Xinhua A50 China Tracker	2,604
100,000		Jardine Matheson Holdings Ltd	4,871
1,525,927		Kerry Properties Ltd	6,566
11,065,338	e	Li & Fung Ltd	21,425
46,000		Lifestyle International Holdings Ltd	101
158,568		Link Real Estate Investment Trust	650
405,915		MTR Corp	1,393
1,633,895		New World Development Ltd	1,925
348,668		Noble Group Ltd	312
124,805		NWS Holdings Ltd	182
19,864		Orient Overseas International Ltd	97
279,749		PCCW Ltd	103
5,641,200		Samsonite International	9,536

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

2,770,286	e	Shanghai Real Estate Ltd	$121
137,345		Shangri-La Asia Ltd	264
262,964		Sino Land Co	399
77,120	*,e	Sino-Forest Corp	1
170,000		SJM Holdings Ltd	319
628,904		Sun Hung Kai Properties Ltd	7,477
143,293		Swire Pacific Ltd (Class A)	1,667
67,156		Swire Properties Ltd	202
1,945,662		Wharf Holdings Ltd	10,820
83,780		Wheelock & Co Ltd	318
15,696	e	Wing Hang Bank Ltd	153
66,089		Yue Yuen Industrial Holdings	208

		TOTAL HONG KONG	165,876

INDIA - 0.5%
2,189,562	*	DEN Networks Ltd	3,834
1,530,483		Dhanalakshmi Bank Ltd	1,495
4,473,518		DLF Ltd	16,078
787,416		Geodesic Information Systems Ltd	524
741,410	*	Hathway Cables and Datacom Pvt Ltd	2,384
1,764,100		Infrastructure Development Finance Co Ltd	4,353
400,070		ING Vysya Bank Ltd	2,639
350,000		ITC Ltd	1,630
326,698		Larsen & Toubro Ltd	8,251
454,322		LIC Housing Finance Ltd	2,210
765,751		Prestige Estates Projects Ltd	1,616
779,738	f	Puravankara Projects Ltd (purchased 11/26/07, cost $2,222)	917
400,000		Sun Pharmaceuticals Industries Ltd	4,586
1,039,619		Sunteck Realty Ltd	6,549
13,325,151		Unitech Ltd	5,285
542,207		United Spirits Ltd	6,678
5,466	e	Vedanta Resources plc	78

		TOTAL INDIA	69,107

INDONESIA - 0.1%
7,879,000		Bank Rakyat Indonesia	5,396
12,000,000		PT Bank Negara Indonesia	4,934
5,001,000		PT Harum Energy Indonesia Tbk	3,070

		TOTAL INDONESIA	13,400

IRELAND - 0.8%
147,992	*,m	Anglo Irish Bank Corp plc	0	^
65,362		CRH plc	1,252
6,125		CRH plc (Ireland)	118
47,968	*	Elan Corp plc	704
490	*	Elan Corp plc (ADR)	7
60,392		James Hardie Industries NV	498
14,276		Kerry Group plc (Class A)	626
135,500		Paddy Power plc	8,845
15,748	*	Ryanair Holdings plc	80
543		Ryanair Holdings plc (ADR)	16
1,489,840		Shire Ltd	42,863

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

167,609		Shire plc (ADR)	$14,480
3,360,413		WPP plc	40,795
48,950		XL Capital Ltd	1,030

		TOTAL IRELAND	111,314

ISLE OF MAN - 0.0%
3,631,384	*	Unitech Corporate Parks plc	1,766

		TOTAL ISLE OF MAN	1,766

ISRAEL - 0.5%
59,527		Bank Hapoalim Ltd	184
68,398	*	Bank Leumi Le-Israel	167
92,648		Bezeq Israeli Telecommunication Corp Ltd	99
70,000	*	Check Point Software Technologies	3,471
250		Delek Group Ltd	37
1,340		Elbit Systems Ltd	46
23,261		Israel Chemicals Ltd	257
132		Israel Corp Ltd	75
6,605	*	Mizrahi Tefahot Bank Ltd	52
3,188	*	Nice Systems Ltd	117
50,927		Teva Pharmaceutical Industries Ltd	2,007
1,673,544		Teva Pharmaceutical Industries Ltd (ADR)	66,005

		TOTAL ISRAEL	72,517

ITALY - 1.2%
228,506		ACEA S.p.A.	1,360
118,344		Assicurazioni Generali S.p.A.	1,605
11,239		Autogrill S.p.A.	102
31,746		Autostrade S.p.A.	405
907,811		Banca Intesa S.p.A.	1,292
96,435		Banca Intesa S.p.A. RSP	110
389,785	e	Banca Monte dei Paschi di Siena S.p.A.	97
69,328		Banche Popolari Unite Scpa	227
123,235	*,e	Banco Popolare Scarl	165
782,477		De’Longhi S.p.A.	7,534
89,750		Enel Green Power S.p.A	142
356,281		Enel S.p.A.	1,150
1,619,695		ENI S.p.A.	34,411
7,283		Exor S.p.A.	157
81,849		FIAT Industrial S.p.A.	806
82,986	*,e	Fiat S.p.A.	418
37,754	*,e	Finmeccanica S.p.A.	153
711,009	e	Lottomatica S.p.A.	13,723
12,079		Luxottica Group S.p.A.	422
67,085	e	Mediaset S.p.A.	117
47,733		Mediobanca S.p.A.	211
303,107	e	Pirelli & C S.p.A.	3,197
1,053,900	e	Prada S.p.A	7,112
14,746		Prysmian S.p.A.	220
1,154,316		Saipem S.p.A.	51,407
86,809		Snam Rete Gas S.p.A.	389
323,861		Telecom Italia RSP	262

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

780,142		Telecom Italia S.p.A.	$771
65,936		Terna Rete Elettrica Nazionale S.p.A.	238
1,482,664	*	UniCredit S.p.A	5,622
513,699	*,e	Yoox S.p.A	7,431

		TOTAL ITALY	141,256

JAPAN - 7.7%
2,100	e	ABC-Mart, Inc	79
3,390		Advance Residence Investment Corp	6,590
744,543	e	Advantest Corp	11,639
228,209	e	Aeon Co Ltd	2,844
9,803	e	Aeon Credit Service Co Ltd	182
10,000		Aeon Mall Co Ltd	213
12,000		Air Water, Inc	145
258,942		Aisin Seiki Co Ltd	8,656
54,529		Ajinomoto Co, Inc	759
4,957		Alfresa Holdings Corp	263
69,435	e	All Nippon Airways Co Ltd	197
319,744		Amada Co Ltd	1,892
442,000		Anritsu Corp	5,010
6,274,448		Aozora Bank Ltd	14,942
191,107		Asahi Breweries Ltd	4,106
274,773	e	Asahi Glass Co Ltd	1,854
469,834		Asahi Kasei Corp	2,547
12,700		Asics Corp	161
133,241		Astellas Pharma, Inc	5,814
26,653	e	Bank of Kyoto Ltd	202
375,971		Bank of Yokohama Ltd	1,778
26,383		Benesse Corp	1,181
605,704	e	Bridgestone Corp	13,910
206,485		Brother Industries Ltd	2,364
547,897	e	Canon, Inc	21,867
30,923	e	Casio Computer Co Ltd	203
572		Central Japan Railway Co	4,505
300,323		Chiba Bank Ltd	1,804
149,000	e	Chiyoda Corp	1,826
249,266		Chubu Electric Power Co, Inc	4,042
84,258	e	Chugai Pharmaceutical Co Ltd	1,597
14,100		Chugoku Bank Ltd	184
110,453		Chugoku Electric Power Co, Inc	1,822
20,842		Citizen Watch Co Ltd	122
7,771		Coca-Cola West Japan Co Ltd	136
123,343		Cosmo Oil Co Ltd	314
212,655		Credit Saison Co Ltd	4,728
73,076		Dai Nippon Printing Co Ltd	573
23,630		Daicel Chemical Industries Ltd	145
34,698		Daido Steel Co Ltd	216
89,290		Daihatsu Motor Co Ltd	1,563
3,125		Dai-ichi Mutual Life Insurance Co	3,619
125,297		Daiichi Sankyo Co Ltd	2,113
86,446		Daikin Industries Ltd	2,435
20,863		Dainippon Sumitomo Pharma Co Ltd	213

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

19,711		Daito Trust Construction Co Ltd	$1,868
64,856		Daiwa House Industry Co Ltd	920
140,300	e	Daiwa Securities Group, Inc	529
32,100		Dena Co Ltd	845
61,676		Denki Kagaku Kogyo KK	216
309,545		Denso Corp	10,578
23,055		Dentsu, Inc	683
3,524	*,e	Digital Garage, Inc	7,571
107,352		East Japan Railway Co	6,741
33,117		Eisai Co Ltd	1,450
73,193		Electric Power Development Co	1,923
5,300	*,m	Elpida Memory, Inc	0	^
209,544		FamilyMart Co Ltd	9,591
102,743		Fanuc Ltd	16,889
16,618		Fast Retailing Co Ltd	3,325
39,300		FCC Co Ltd	659
44,822	e	Fuji Electric Holdings Co Ltd	109
409,584		Fuji Folms Holdings Corp	7,760
79,342		Fuji Heavy Industries Ltd	643
3,547		Fuji Television Network, Inc	6,097
1,144,991		Fujitsu Ltd	5,480
66,167		Fukuoka Financial Group, Inc	258
83,805		Furukawa Electric Co Ltd	198
41,700	e	Gree, Inc	829
47,110	e	GS Yuasa Corp	216
31,879		Gunma Bank Ltd	151
33,842		Hachijuni Bank Ltd	176
2,935		Hakuhodo DY Holdings, Inc	195
5,637		Hamamatsu Photonics KK	191
73,000		Hankyu Hanshin Holdings, Inc	369
97,582		Hino Motors Ltd	706
3,887	e	Hirose Electric Co Ltd	385
10,592		Hiroshima Bank Ltd	38
8,200	e	Hisamitsu Pharmaceutical Co, Inc	404
13,452		Hitachi Chemical Co Ltd	212
8,822	e	Hitachi Construction Machinery Co Ltd	167
23,500		Hitachi High-Technologies Corp	579
200,000		Hitachi Kokusai Electric, Inc	1,576
6,461,685		Hitachi Ltd	39,842
236,000		Hitachi Medical Corp	3,325
51,000	e	Hitachi Metals Ltd	609
67,284		Hokkaido Electric Power Co, Inc	870
26,000		Hokuhoku Financial Group, Inc	42
61,831	e	Hokuriku Electric Power Co	963
1,312,768	e	Honda Motor Co Ltd	45,810
117,253		Hoya Corp	2,583
45,066		Ibiden Co Ltd	816
2,300		Ichigo Real Estate Investment Corp	1,060
34,747		Idemitsu Kosan Co Ltd	3,117
799		Inpex Holdings, Inc	4,488
145,481		Isetan Mitsukoshi Holdings Ltd	1,546
3,635,378		Ishikawajima-Harima Heavy Industries Co Ltd	7,776

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

433,169		Isuzu Motors Ltd	$2,320
630,670		Itochu Corp	6,629
103,562		Itochu Techno-Science Corp	4,998
20,652		Iyo Bank Ltd	165
302,050		J Front Retailing Co Ltd	1,518
182,000		Japan Aviation Electronics Industry Ltd	1,598
16,600		Japan Petroleum Exploration Co	632
83	e	Japan Prime Realty Investment Corp	234
126		Japan Real Estate Investment Corp	1,155
220		Japan Retail Fund Investment Corp	349
224,560		Japan Steel Works Ltd	1,240
322,000		Japan Tobacco, Inc	9,539
107,204		JFE Holdings, Inc	1,794
76,978		JGC Corp	2,232
54,624		Joyo Bank Ltd	249
416,223		JS Group Corp	8,784
23,753		JSR Corp	412
37,403		JTEKT Corp	387
244		Jupiter Telecommunications Co	249
841,500		JX Holdings, Inc	4,337
108,372		Kajima Corp	318
31,852		Kamigumi Co Ltd	253
33,900		Kaneka Corp	187
278,974		Kansai Electric Power Co, Inc	3,346
27,480	e	Kansai Paint Co Ltd	294
44,553		Kao Corp	1,229
519,212		Kawasaki Heavy Industries Ltd	1,424
268,917	*,e	Kawasaki Kisen Kaisha Ltd	534
1,083		KDDI Corp	6,986
203,022	e	Keihin Electric Express Railway Co Ltd	1,847
223,310		Keio Corp	1,619
34,426		Keisei Electric Railway Co Ltd	291
13,585		Keyence Corp	3,361
12,795	e	Kikkoman Corp	158
16,131		Kinden Corp	106
398,914	e	Kintetsu Corp	1,591
269,849	e	Kirin Brewery Co Ltd	3,180
867,084		Kobe Steel Ltd	1,043
8,000		Koito Manufacturing Co Ltd	112
349,822		Komatsu Ltd	8,351
6,073	e	Konami Corp	138
155,613		Konica Minolta Holdings, Inc	1,226
93,158		Kubota Corp	861
53,287		Kuraray Co Ltd	691
9,445		Kurita Water Industries Ltd	218
57,112		Kyocera Corp	4,942
33,045	e	Kyowa Hakko Kogyo Co Ltd	340
150,184		Kyushu Electric Power Co, Inc	1,782
21,651		Lawson, Inc	1,514
3,016		Mabuchi Motor Co Ltd	120
38,236	e	Makita Corp	1,341
1,393,072		Marubeni Corp	9,282

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

18,609		Marui Co Ltd	$142
5,496		Maruichi Steel Tube Ltd	118
187,055		Matsushita Electric Industrial Co Ltd	1,529
3,337,250	*,e	Mazda Motor Corp	4,544
5,400	e	McDonald’s Holdings Co Japan Ltd	152
19,012		Mediceo Paltac Holdings Co Ltd	269
5,149		MEIJI Holdings Co Ltd	236
770,564		Millea Holdings, Inc	19,336
17,500		Miraca Holdings, Inc	727
999,219		Mitsubishi Chemical Holdings Corp	4,405
632,795		Mitsubishi Corp	12,791
851,814		Mitsubishi Electric Corp	7,127
435,705		Mitsubishi Estate Co Ltd	7,817
49,160		Mitsubishi Gas Chemical Co, Inc	279
1,013,150		Mitsubishi Heavy Industries Ltd	4,119
14,262		Mitsubishi Logistics Corp	151
387,293		Mitsubishi Materials Corp	1,123
497,130	*,e	Mitsubishi Motors Corp	501
5,760,454		Mitsubishi UFJ Financial Group, Inc	27,598
7,510		Mitsubishi UFJ Lease & Finance Co Ltd	312
1,083,404		Mitsui & Co Ltd	16,099
216,087		Mitsui Chemicals, Inc	541
398,137		Mitsui Fudosan Co Ltd	7,725
145,499		Mitsui OSK Lines Ltd	525
178,307		Mitsui Sumitomo Insurance Group Holdings, Inc	3,120
1,978,749		Mitsui Trust Holdings, Inc	5,914
7,922,956		Mizuho Financial Group, Inc	13,384
316,520		Murata Manufacturing Co Ltd	16,649
8,100	e	Nabtesco Corp	181
315,106		Namco Bandai Holdings, Inc	4,321
217,615	*	NEC Corp	339
6,800	*	Nexon Co Ltd	133
55,179		NGK Insulators Ltd	611
20,988		NGK Spark Plug Co Ltd	277
19,638		NHK Spring Co Ltd	212
40,706		Nidec Corp	3,095
92,881		Nikon Corp	2,827
31,958		Nintendo Co Ltd	3,732
132		Nippon Building Fund, Inc	1,276
49,184		Nippon Electric Glass Co Ltd	294
111,441		Nippon Express Co Ltd	460
13,944		Nippon Meat Packers, Inc	185
12,587	e	Nippon Paper Group, Inc	200
18,000	e	Nippon Sheet Glass Co Ltd	20
1,273,884		Nippon Steel Corp	2,889
353,430		Nippon Telegraph & Telephone Corp	16,481
555,308	e	Nippon Yusen Kabushiki Kaisha	1,469
56,721		Nishi-Nippon City Bank Ltd	138
1,759,743		Nissan Motor Co Ltd	16,710
24,118		Nisshin Seifun Group, Inc	282
84,321		Nisshin Steel Co Ltd	118
8,235	e	Nissin Food Products Co Ltd	313

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

2,956		Nitori Co Ltd	$279
21,637		Nitto Denko Corp	927
113,400		NKSJ Holdings, Inc	2,414
13,951		NOK Corp	298
1,670,663		Nomura Holdings, Inc	6,246
12,274		Nomura Real Estate Holdings, Inc	225
73		Nomura Real Estate Office Fund, Inc	412
13,064		Nomura Research Institute Ltd	287
36,911		NSK Ltd	239
3,740,948		NTN Corp	11,776
167		NTT Data Corp	513
5,756		NTT DoCoMo, Inc	9,578
145		NTT Urban Development Corp	117
83,259		Obayashi Corp	366
240,398	e	Odakyu Electric Railway Co Ltd	2,390
104,797		OJI Paper Co Ltd	402
17,900	*,e	Olympus Corp	290
76,602		Omron Corp	1,623
80,898		Ono Pharmaceutical Co Ltd	5,084
3,003		Oracle Corp Japan	129
44,217		Oriental Land Co Ltd	5,056
255,821	e	ORIX Corp	23,841
248,981		Osaka Gas Co Ltd	1,043
106,300		OSG Corp	1,529
1,987		Otsuka Corp	169
184,700		Otsuka Holdings KK	5,669
806,900		Park24 Co Ltd	11,916
288,600		Rakuten, Inc	2,984
254,130		Resona Holdings, Inc	1,047
78,581	e	Ricoh Co Ltd	663
10,799	e	Rinnai Corp	745
21,724		Rohm Co Ltd	837
4,180		Sankyo Co Ltd	204
190,200	e	Sanrio Co Ltd	6,934
9,556		Santen Pharmaceutical Co Ltd	393
1,850		SBI Holdings, Inc	137
63,934		Secom Co Ltd	2,932
303,743		Sega Sammy Holdings, Inc	6,178
10,483	e	Seiko Epson Corp	106
674,951		Sekisui Chemical Co Ltd	6,271
64,920		Sekisui House Ltd	613
473,281		Seven & I Holdings Co Ltd	14,267
48,000		Seven Bank Ltd	123
319,106	e	Sharp Corp	1,626
66,319	e	Shikoku Electric Power Co, Inc	1,410
30,982		Shimadzu Corp	268
1,797		Shimamura Co Ltd	208
6,281	e	Shimano, Inc	412
75,062		Shimizu Corp	261
87,800		Shin-Etsu Chemical Co Ltd	4,835
115,649		Shinsei Bank Ltd	141
39,373		Shionogi & Co Ltd	535
30,485		Shiseido Co Ltd	481

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

197,301		Shizuoka Bank Ltd	$2,030
12,000		Shoei Co Ltd	66
189,654		Showa Denko KK	368
22,973	e	Showa Shell Sekiyu KK	141
7,088		SMC Corp	1,229
373,760		Softbank Corp	13,913
162,436		Sojitz Holdings Corp	269
218,602		Sony Corp	3,126
23,000		Sony Financial Holdings, Inc	375
81,499	e	Square Enix Co Ltd	1,284
18,615		Stanley Electric Co Ltd	289
14,276	*,e	Sumco Corp	130
198,883		Sumitomo Chemical Co Ltd	611
428,363		Sumitomo Corp	5,994
155,376		Sumitomo Electric Industries Ltd	1,936
73,625		Sumitomo Heavy Industries Ltd	331
2,057,400		Sumitomo Metal Industries Ltd	3,394
118,264		Sumitomo Metal Mining Co Ltd	1,333
1,025,479		Sumitomo Mitsui Financial Group, Inc	33,877
489,396		Sumitomo Realty & Development Co Ltd	12,037
422,163		Sumitomo Rubber Industries, Inc	5,499
251,654		Suruga Bank Ltd	2,577
9,087		Suzuken Co Ltd	307
60,522		Suzuki Motor Corp	1,243
21,700		Sysmex Corp	858
208,000		T&D Holdings, Inc	2,216
797,000		Taiheiyo Cement Corp	1,830
131,743		Taisei Corp	353
58,400	e	Taisho Pharmaceutical Holdings Co Ltd	4,939
33,357		Taiyo Nippon Sanso Corp	195
112,718		Takashimaya Co Ltd	866
340,148		Takeda Pharmaceutical Co Ltd	15,443
423,000		Tamron Co Ltd	14,062
81,881		Tanabe Seiyaku Co Ltd	1,177
86,927		TDK Corp	3,539
3,741,613		Teijin Ltd	11,390
52,476		Terumo Corp	2,157
62,076		THK Co Ltd	1,174
330,878	e	Tobu Railway Co Ltd	1,740
14,475	e	Toho Co Ltd	250
55,000		Toho Gas Co Ltd	341
167,115	*,e	Tohoku Electric Power Co, Inc	1,679
179,860	*	Tokyo Electric Power Co, Inc	348
51,410		Tokyo Electron Ltd	2,411
1,544,624		Tokyo Gas Co Ltd	7,895
402,852		Tokyu Corp	1,896
56,414		Tokyu Land Corp	280
108,626	e	TonenGeneral Sekiyu KK	966
73,427	e	Toppan Printing Co Ltd	491
687,764		Toray Industries, Inc	4,690
2,017,481		Toshiba Corp	7,679
963,647		Tosoh Corp	2,628
36,681		Toto Ltd	273

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

19,639		Toyo Seikan Kaisha Ltd	$238
41,099		Toyo Suisan Kaisha Ltd	1,096
8,497		Toyoda Gosei Co Ltd	196
8,000	*,e	Toyota Boshoku Corp	97
45,161		Toyota Industries Corp	1,295
1,789,348		Toyota Motor Corp	72,222
27,894		Toyota Tsusho Corp	533
8,728		Trend Micro, Inc	257
101,274		Tsumura & Co	2,682
357,932		UBE Industries Ltd	833
89,151		Uni-Charm Corp	5,075
887,700		United Arrows Ltd	22,193
318,484		Ushio, Inc	3,948
1,833		USS Co Ltd	198
42,100		West Japan Railway Co	1,732
5,161	e	Yahoo! Japan Corp	1,671
77,577	e	Yakult Honsha Co Ltd	3,038
7,249		Yamada Denki Co Ltd	371
17,666		Yamaguchi Financial Group, Inc	156
13,288		Yamaha Corp	137
33,083		Yamaha Motor Co Ltd	317
5,300		Yamato Kogyo Co Ltd	148
50,155		Yamato Transport Co Ltd	808
14,553		Yamazaki Baking Co Ltd	191
28,384	e	Yaskawa Electric Corp	216
28,610		Yokogawa Electric Corp	296

		TOTAL JAPAN	1,119,529

JERSEY, C.I. - 0.0%
8,866		Randgold Resources Ltd	796

		TOTAL JERSEY, C.I.	796

KOREA, REPUBLIC OF - 0.3%
110,000		Daewoo Shipbuilding & Marine Engineering Co Ltd	2,560
110,000		Dongbu Insurance Co Ltd	4,061
149,300		Hotel Shilla Co Ltd	7,307
38,580	*	Hynix Semiconductor, Inc	815
28,797		Hyundai Motor Co	5,912
27,000		Hyundai Steel Co	2,010
113,131		KB Financial Group, Inc	3,696
60,780		Kia Motors Corp	4,006
100,000		Korea Investment Holdings Co Ltd	3,352
13,900		Samsung Electronics Co Ltd	14,720
100,000		Samsung Heavy Industries Co Ltd	3,312

		TOTAL KOREA, REPUBLIC OF	51,751

LUXEMBOURG - 0.0%
90,818	e	ArcelorMittal	1,389
7,023		Millicom International Cellular S.A.	663
28,430		SES Global S.A.	672
47,717		Tenaris S.A.	839

		TOTAL LUXEMBOURG	3,563

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

MACAU - 0.2%
8,651,600		Sands China Ltd	$27,832
142,000	e	Wynn Macau Ltd	335

		TOTAL MACAU	28,167

MALAYSIA - 0.0%
1,151,800		Public Bank BHD	5,006
33,959		YNH Property BHD	21

		TOTAL MALAYSIA	5,027

MEXICO - 0.2%
350,000		Alfa S.A. de C.V. (Class A)	5,595
686,574		Fresnillo plc	15,727
940,956	*,e	Genomma Lab Internacional S.A. de C.V.	1,861
630,900		Grupo Modelo S.A. (Series C)	5,579

		TOTAL MEXICO	28,762

NETHERLANDS - 1.6%
166,981		Aegon NV	774
23,672		Akzo Nobel NV	1,114
43,012		ASML Holding NV	2,209
6,129		Boskalis Westminster	202
5,799		Corio NV	255
1,377,123	*	DE Master Blenders 1753 NV	15,528
5,733		Delta Lloyd NV	80
8,325		DSM NV	410
706,389	e	European Aeronautic Defence and Space Co	25,070
6,711		Fugro NV	407
51,655		Gemalto NV	3,710
10,967		Heineken Holding NV	491
23,846		Heineken NV	1,243
2,559,320	*	ING Groep NV	17,158
612,529		Koninklijke Ahold NV	7,588
101,675		Koninklijke Philips Electronics NV	2,004
3,651		Koninklijke Vopak NV	234
22,777	*	Qiagen N.V.	381
11,070	e	Randstad Holdings NV	327
211,153		Reed Elsevier NV	2,409
2,132,450		Royal Dutch Shell plc (A Shares)	71,849
840,787		Royal Dutch Shell plc (B Shares)	29,363
1,196,357	e	Royal KPN NV	11,440
15,580	*	SBM Offshore NV	216
35,198		TNT Express NV	413
378,479		Unilever NV	12,643
29,660		Wolters Kluwer NV	472
725,177	*	Ziggo NV	23,113

		TOTAL NETHERLANDS	231,103

NEW ZEALAND - 0.0%
122,946		Auckland International Airport Ltd	241
48,309	*	Contact Energy Ltd	187

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

89,983		Fletcher Building Ltd	$426
77,676		Sky City Entertainment Group Ltd	212
262,972		Telecom Corp of New Zealand Ltd	501

		TOTAL NEW ZEALAND	1,567

NORWAY - 0.2%
7,643		Aker Kvaerner ASA	109
2,296,351		DNB NOR Holding ASA	22,834
11,496		Gjensidige Forsikring BA	134
94,014		Norsk Hydro ASA	424
78,145		Orkla ASA	567
31,929	e	SeaDrill Ltd	1,139
113,088		Statoil ASA	2,697
278,570		Telenor ASA	4,657
1,523	*,m	Veripos, Inc	1
19,180		Yara International ASA	839

		TOTAL NORWAY	33,401

PHILIPPINES - 0.1%
10,195,901	m	Ayala Land, Inc (Preferred A)	24
3,771,610		Metropolitan Bank & Trust	8,324

		TOTAL PHILIPPINES	8,348

PORTUGAL - 0.1%
108,194	*	Banco Espirito Santo S.A.	74
23,863	*	Cimpor Cimentos de Portugal S.A.	93
100,823		Energias de Portugal S.A.	239
19,628		Galp Energia SGPS S.A.	249
1,065,943		Jeronimo Martins SGPS S.A.	18,022
60,398	e	Portugal Telecom SGPS S.A.	265

		TOTAL PORTUGAL	18,942

RUSSIA - 0.0%
425,000		Sberbank of Russian Federation (ADR)	4,599

		TOTAL RUSSIA	4,599

SINGAPORE - 0.4%
238,473		Ascendas Real Estate Investment Trust	407
3,800,000		CapitaCommercial Trust	3,822
886,082		CapitaLand Ltd	1,911
728,362		CapitaMall Trust	1,103
125,000		CapitaMalls Asia Ltd	156
166,868		City Developments Ltd	1,487
170,028		ComfortDelgro Corp Ltd	208
1,132,025		DBS Group Holdings Ltd	12,504
281,604	*	Flextronics International Ltd	1,746
83,103		Fraser and Neave Ltd	463
557,384	e	Genting International plc	626
6,243,800	*	Global Logistic Properties	10,394
8,611,497		Golden Agri-Resources Ltd	4,599
514,000	e	Hotel Properties Ltd	775
109,082		Jardine Cycle & Carriage Ltd	4,020

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

1,201,326		Keppel Corp Ltd	$9,842
1,509,000		Keppel Land Ltd	3,883
26,000		K-Green Trust	21
78,465	*,e	Neptune Orient Lines Ltd	69
133,155	e	Olam International Ltd	193
490,699		Oversea-Chinese Banking Corp	3,431
788,609		SembCorp Industries Ltd	3,228
362,857	e	SembCorp Marine Ltd	1,385
151,492	e	Singapore Airlines Ltd	1,249
267,560	e	Singapore Exchange Ltd	1,344
511,963	e	Singapore Press Holdings Ltd	1,581
462,896		Singapore Technologies Engineering Ltd	1,141
2,582,704		Singapore Telecommunications Ltd	6,764
52,274		StarHub Ltd	142
310,022		United Overseas Bank Ltd	4,604
1,565,965		United Overseas Land Ltd	6,139
173,230	e	Wilmar International Ltd	500

		TOTAL SINGAPORE	89,737

SOUTH AFRICA - 0.1%
900,000		African Bank Investments Ltd	4,006
2,283,700		Life Healthcare Group Holdings Pte Ltd	8,709
220,000	e	Mr Price Group Ltd	3,016
110,000		Sasol Ltd	4,640
310,000		Standard Bank Group Ltd	4,202

		TOTAL SOUTH AFRICA	24,573

SPAIN - 0.8%
938	*,m	Abertis Infraestructuras S.A.	13
32,688		Abertis Infraestructuras S.A. (Continuous)	442
2,423		Acciona S.A.	145
11,083	e	Acerinox S.A.	124
14,721	e	ACS Actividades Cons y Servicios S.A.	315
871,574		Amadeus IT Holding S.A.	18,465
1,585,344	e	Banco Bilbao Vizcaya Argentaria S.A.	11,321
161,738	e	Banco de Sabadell S.A.	314
102,774	e	Banco Popular Espanol S.A.	232
2,568,895		Banco Santander Central Hispano S.A.	16,994
44,107	*,e	Bankia SAU	52
40,667		Cintra Concesiones de Infraestructuras de Transporte S.A.	459
74,210	e	Corp Mapfre S.A.	151
78,201	e	Criteria Caixacorp S.A.	255
2,587,711	*,e	Distribuidora Internacional de Alimentacion S.A.	12,167
10,501		Enagas	192
19,725		Gas Natural SDG S.A.	253
13,427	*,e	Grifols S.A.	340
1,450,655		Iberdrola S.A.	6,849
124,697		Inditex S.A.	12,889
95,000		Prosegur Cia de Seguridad S.A.	4,869
6,070	e	Red Electrica de Espana	265
77,307		Repsol YPF S.A.	1,243
1,016,934		Telefonica S.A.	13,386

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

14,638	e	Zardoya Otis S.A.	$163

		TOTAL SPAIN	101,898

SWEDEN - 0.7%
35,400		Alfa Laval AB	607
17,819		Assa Abloy AB (Class B)	498
67,974		Atlas Copco AB (A Shares)	1,463
39,058		Atlas Copco AB (B Shares)	744
214,232		Boliden AB	2,989
250,000		Castellum AB	3,023
24,026		Electrolux AB (Series B)	478
4,938		Elekta AB (B Shares)	226
303,451		Ericsson (LM) (B Shares)	2,776
20,247		Getinge AB (B Shares)	502
501,165		Hennes & Mauritz AB (B Shares)	17,989
330,846	e	Hexagon AB (B Shares)	5,679
5,086		Holmen AB (B Shares)	138
41,426		Husqvarna AB (B Shares)	195
5,908		Industrivarden AB	76
470,800		Intrum Justitia AB	6,858
46,184		Investor AB (B Shares)	882
11,546		Kinnevik Investment AB (Series B)	232
12,010	*	Lundin Petroleum AB	225
2,472	e	Modern Times Group AB (B Shares)	114
294,312		Nordea Bank AB	2,536
10,827	e	Ratos AB (B Shares)	103
286,893		Sandvik AB	3,679
32,918		Scania AB (B Shares)	564
29,744		Securitas AB (B Shares)	231
148,314		Skandinaviska Enskilda Banken AB (Class A)	963
38,704		Skanska AB (B Shares)	593
393,005	e	SKF AB (B Shares)	7,747
16,426	e	Ssab Svenskt Stal AB (Series A)	137
58,124		Svenska Cellulosa AB (B Shares)	872
49,473		Svenska Handelsbanken (A Shares)	1,626
68,966		Swedbank AB (A Shares)	1,086
899,652		Swedish Match AB	36,261
31,167		Tele2 AB (B Shares)	483
222,755		TeliaSonera AB	1,423
330,000		Trelleborg AB (B Shares)	3,045
126,664		Volvo AB (B Shares)	1,448

		TOTAL SWEDEN	108,491

SWITZERLAND - 2.8%
172,527		ABB Ltd	2,817
10,479		Actelion Ltd	431
312,231		Adecco S.A.	13,885
8,615		Aryzta AG.	429
4,925		Baloise Holding AG.	325
159		Banque Cantonale Vaudoise	84
89		Barry Callebaut AG.	81
100,000		Clariant AG.	988

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

439,634		Compagnie Financiere Richemont S.A.	$24,140
213,131		Credit Suisse Group	3,900
4,004		Geberit AG.	790
808		Givaudan S.A.	793
74,877	e	Glencore International AG.	347
23,806		Holcim Ltd	1,319
11,178		Julius Baer Group Ltd	405
11,095		Julius Baer Holding AG.	124
5,460		Kuehne & Nagel International AG.	578
89		Lindt & Spruengli AG.	275
10		Lindt & Spruengli AG. (Reg)	367
47,508		Lonza Group AG.	1,977
1,782,403		Nestle S.A.	106,370
1,082,476		Novartis AG.	60,523
2,566		Pargesa Holding S.A.	153
736		Partners Group	131
4,845		Phonak Holding AG.	469
278,177		Roche Holding AG.	48,050
2,671		Schindler Holding AG.	299
1,086		Schindler Holding AG. (Reg)	122
516		SGS S.A.	968
108		Sika AG.	209
68,013	e	STMicroelectronics NV	370
834	e	Straumann Holding AG.	123
1,240		Sulzer AG.	147
3,350		Swatch Group AG.	1,324
3,084		Swatch Group AG. Reg	215
3,216		Swiss Life Holding	303
2,622		Swiss Prime Site AG.	219
455,433		Swiss Re Ltd	28,711
2,391		Swisscom AG.	963
195,573		Syngenta AG.	66,950
625,589		UBS AG. (Switzerland)	7,321
24,890		Zurich Financial Services AG.	5,628

		TOTAL SWITZERLAND	383,623

TAIWAN - 0.3%
1,000,000		Catcher Technology Co Ltd	6,750
613,000		Cleanaway Co Ltd	4,166
981,000		King Slide Works Co Ltd	5,582
1,200,000		Taiwan Mobile Co Ltd	3,968
1,360,000		Taiwan Semiconductor Manufacturing Co Ltd	3,723
400,000	e	Taiwan Semiconductor Manufacturing Co Ltd (ADR)	5,584
8,800,000		United Microelectronics Corp	3,831

		TOTAL TAIWAN	33,604

THAILAND - 0.2%
850,000		Bangkok Bank PCL (ADR)	5,171
5,538,000		Bank of Ayudhya PCL - NVDR	5,188
269,437		Banpu PCL	3,830
2,227,800		Charoen Pokphand Foods PCL	2,723
1,157,000		Kasikornbank PCL - NVDR	5,966

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

7,600,000		Krung Thai Bank PCL	$3,888
1,701,654		PTT Global Chemical PCL	2,999
633,000		PTT PCL	6,484

		TOTAL THAILAND	36,249

TURKEY - 0.3%
2,368,000		Enka Insaat ve Sanayi AS	6,363
500,000		Ford Otomotiv Sanayi AS	4,539
400,000		Koza Altin Isletmeleri AS	7,733
1,177,700		TAV Havalimanlari Holding AS	6,344
930,000		Tofas Turk Otomobil Fabrik	3,991

		TOTAL TURKEY	28,970

UKRAINE - 0.1%
569,454	*,f	MHP SA (GDR) (purchased 01/07/11, cost $9,881)	6,589

		TOTAL UKRAINE	6,589

UNITED KINGDOM - 8.0%
97,637		3i Group plc	302
46,124		Aberdeen Asset Management plc	188
15,232	*,e	Acergy S.A.	301
19,085		Admiral Group plc	356
2,400,000	*	Afren plc	3,901
1,096,117	e	Aggreko plc	35,646
18,256		AMEC plc	288
370,965		Anglo American plc (London)	12,192
1,250,539		Antofagasta plc	21,392
73,389		ARM Holdings plc	581
3,494,250		Ashtead Group plc	14,261
229,723	*,e	ASOS plc	6,399
584,143		Associated British Foods plc	11,754
136,915		AstraZeneca plc	6,118
1,122,234	*,e	Avanti Communications Group plc	5,655
562,461		Aveva Group plc	14,361
286,259		Aviva plc	1,226
2,086,906		AZ Electronic Materials S.A.	9,391
18,930		Babcock International Group	254
341,936		BAE Systems plc	1,550
68,913		Balfour Beatty plc	322
12,553,174		Barclays plc	32,076
3,675,246		BG Group plc	75,238
454,631		BHP Billiton plc	12,922
5,130,100	*,e	Blinkx plc	3,302
4,406,110		BP plc	29,425
1,072		BP plc (ADR)	43
695,415		British American Tobacco plc	35,355
636,798		British Land Co plc	5,099
1,583,454		British Sky Broadcasting plc	17,263
9,046,678		BT Group plc	29,976
316,557		Bunzl plc	5,174
587,178		Burberry Group plc	12,225
33,692		Capita Group plc	346

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

9,798		Carnival plc	$335
5,420,889		Centrica plc	27,104
3,402,422		Cobham plc	12,395
189,617		Compass Group plc	1,990
750,000	*	Cove Energy plc	3,148
522,500		Croda International plc	18,565
10,627	*	Delphi Automotive plc	271
1,577,374		Diageo plc	40,657
32,964		Ensco plc	1,548
12,661		Eurasian Natural Resources Corp	83
17,205		Evraz plc	71
259,573		Experian Group Ltd	3,662
85,262		GKN plc	242
1,876,263		GlaxoSmithKline plc	42,618
135,784		Group 4 Securicor plc	593
72,652		Hammerson plc	505
7,096,414		HSBC Holdings plc	62,532
56,608		ICAP plc	300
1,974,086	*	Imagination Technologies Group plc	14,464
257,280		IMI plc	3,361
458,978		Imperial Tobacco Group plc	17,684
22,718		Inmarsat plc	175
27,765		Intercontinental Hotels Group plc	668
73,082	*	International Consolidated Airlines	183
413,937		International Power plc	2,707
8,649		Intertek Group plc	362
892,812		Invensys plc	3,112
48,979		Investec plc	286
193,634		ITV plc	233
121,744		J Sainsbury plc	575
11,549		Johnson Matthey plc	400
11,128		Kazakhmys plc	126
128,003		Kingfisher plc	577
77,571		Land Securities Group plc	899
11,825,460		Legal & General Group plc	23,642
52,024		Liberty International plc	263
3,240,546	*	Lloyds TSB Group plc	1,583
236,157		London Stock Exchange Group plc	3,728
8,378	e	Lonmin plc	102
177,357		Man Group plc	212
86,016		Marks & Spencer Group plc	439
41,076		Meggitt plc	249
540,000		Mondi plc	4,625
8,407,850	*,e	Monitise plc	4,345
452,873		National Grid plc	4,799
395,544		Next plc	19,861
480,371		Old Mutual plc	1,142
910,344		Pearson plc	18,063
23,712		Petrofac Ltd	518
2,667,339		Prudential plc	30,928
194,975		Reckitt Benckiser Group plc	10,306
65,796		Reed Elsevier plc	527

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

79,309		Resolution Ltd	$244
88,618		Rexam plc	585
1,198,558		Rio Tinto plc	56,960
84,220	e	Rio Tinto plc (ADR)	4,027
1,228,459	*,e	Rockhopper Exploration plc	4,963
1,491,810		Rolls-Royce Group plc	20,106
355,714		Royal & Sun Alliance Insurance Group plc	604
192,041	*	Royal Bank of Scotland Group plc	650
71,613		SABMiller plc	2,873
134,334		Sage Group plc	585
12,022		Schroders plc	252
94,355		Scottish & Southern Energy plc	2,058
73,210		Segro plc	249
49,562		Serco Group plc	416
23,866		Severn Trent plc	619
90,079		Smith & Nephew plc	901
371,980		Smiths Group plc	5,908
180,000		Spectris plc	4,327
2,085,353		Standard Chartered plc	45,300
230,386		Standard Life plc	844
24,567		Tate & Lyle plc	250
893,073	*	Telecity Group plc	11,255
687,506		Tesco plc	3,341
53,747		TUI Travel plc	143
2,508,264		Tullow Oil plc	57,972
191,900		Ultra Electronics Holdings	4,784
525,292		Unilever plc	17,636
68,887		United Utilities Group plc	730
175,000		Victrex plc	3,494
497,116	e	Virgin Media, Inc	12,125
20,695,650		Vodafone Group plc	58,170
11,436	e	Weir Group plc	275
97,668		Whitbread plc	3,105
900,000		William Hill plc	3,991
227,084		WM Morrison Supermarkets plc	948
731,065		Wolseley plc	27,249
510,925		Xstrata plc	6,424

		TOTAL UNITED KINGDOM	1,157,008

UNITED STATES - 55.6%
114,498		3M Co	10,259
77,500		A.O. Smith Corp	3,789
849,103		Abbott Laboratories	54,742
49,936		Abercrombie & Fitch Co (Class A)	1,705
690,666		Accenture plc	41,502
813,705		ACE Ltd	60,320
489,667		Activision Blizzard, Inc	5,871
258,500	*	Adobe Systems, Inc	8,368
92,169		Advance Auto Parts, Inc	6,288
63,979	*	Advanced Micro Devices, Inc	367
1,842	*	Aecom Technology Corp	30
114,958	*	AES Corp	1,475

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

190,323		Aetna, Inc	$7,379
50,554	*	Affiliated Managers Group, Inc	5,533
83,027		Aflac, Inc	3,536
120,351	*	AGCO Corp	5,504
113,506		Agilent Technologies, Inc	4,454
38,019		Air Products & Chemicals, Inc	3,069
68,811		Airgas, Inc	5,781
18,829	*	Akamai Technologies, Inc	598
9,612		Albemarle Corp	573
113,038		Alcoa, Inc	989
188,982	*	Alexion Pharmaceuticals, Inc	18,766
1,351	*	Alleghany Corp	459
10,239		Allegheny Technologies, Inc	327
209,562		Allergan, Inc	19,399
151,326	*,e	Alliance Data Systems Corp	20,429
58,450		Alliant Energy Corp	2,663
19,380		Allied World Assurance Co Holdings Ltd	1,540
1,223	*	Allscripts Healthcare Solutions, Inc	14
126,980		Allstate Corp	4,456
84,875	*	Alpha Natural Resources, Inc	739
35,011		Altera Corp	1,185
389,028		Altria Group, Inc	13,441
105,724	*	Amazon.com, Inc	24,142
107,252		AMB Property Corp	3,564
1,154	*	AMC Networks, Inc	41
3,779	*	Amdocs Ltd	112
62,098		Ameren Corp	2,083
62,800	e	American Capital Agency Corp	2,111
3,334		American Eagle Outfitters, Inc	66
80,586		American Electric Power Co, Inc	3,215
346,365		American Express Co	20,162
63,900		American Financial Group, Inc	2,507
62,912	*	American International Group, Inc	2,019
269,933		American Tower Corp	18,871
74,061		American Water Works Co, Inc	2,539
59,839		Ameriprise Financial, Inc	3,127
45,794		AmerisourceBergen Corp	1,802
58,530		Ametek, Inc	2,921
852,390		Amgen, Inc	62,259
43,964		Amphenol Corp (Class A)	2,414
359,696		Anadarko Petroleum Corp	23,812
78,445		Analog Devices, Inc	2,955
228,993		Annaly Capital Management, Inc	3,842
10,110	*,e	Annie’s, Inc	423
9,694	*	Ansys, Inc	612
171,890		Aon plc	8,041
221,703		Apache Corp	19,485
23,946	*	Apollo Group, Inc (Class A)	867
635,164	*	Apple, Inc	370,936
201,077		Applied Materials, Inc	2,304
62,580	*	Arch Capital Group Ltd	2,484
234,436		Archer Daniels Midland Co	6,921

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

97,149	*	Arrow Electronics, Inc	$3,187
174,619		Ashland, Inc	12,103
18,330		Assurant, Inc	639
3,616,797		AT&T, Inc	128,975
48,374	*	Autodesk, Inc	1,693
21,283	e	Autoliv, Inc	1,163
61,720		Automatic Data Processing, Inc	3,435
1,375	*,e	Autonation, Inc	48
34,101	*	Autozone, Inc	12,521
549,706		Avago Technologies Ltd	19,734
15,631		AvalonBay Communities, Inc	2,211
11,080		Avery Dennison Corp	303
34,431	*	Avnet, Inc	1,063
67,120		Avon Products, Inc	1,088
320,813		Axis Capital Holdings Ltd	10,442
2,258	*	Babcock & Wilcox Co	55
397,041		Baker Hughes, Inc	16,318
56,167		Ball Corp	2,306
4,870,075		Bank of America Corp	39,837
149,058		Bank of New York Mellon Corp	3,272
31,686		Bard (C.R.), Inc	3,404
682,760		Baxter International, Inc	36,289
187,687		BB&T Corp	5,790
303,158		Beam, Inc	18,944
34,688		Becton Dickinson & Co	2,593
210,729	*	Bed Bath & Beyond, Inc	13,023
367,116	*	Berkshire Hathaway, Inc (Class B)	30,592
144,280		Best Buy Co, Inc	3,024
104,607	*	Biogen Idec, Inc	15,103
50,000	*	BioMarin Pharmaceuticals, Inc	1,979
380	*	Bio-Rad Laboratories, Inc (Class A)	38
39,650		BlackRock, Inc	6,733
947,082		Blackstone Group LP	12,378
81,577	*	BMC Software, Inc	3,482
775,637		Boeing Co	57,630
40,877	*,e	BorgWarner, Inc	2,681
132,517		Boston Properties, Inc	14,361
234,620	*	Boston Scientific Corp	1,330
39,900		Brinker International, Inc	1,272
352,058		Bristol-Myers Squibb Co	12,657
211,539		Broadcom Corp (Class A)	7,150
95,504	e	Brookfield Office Properties, Inc (Toronto)	1,672
17,124		Brown-Forman Corp (Class B)	1,658
51,181		Bunge Ltd	3,211
36,242		CA, Inc	982
32,589		Cablevision Systems Corp (Class A)	433
201,959		Cabot Oil & Gas Corp	7,957
97,000	*,e	CACI International, Inc (Class A)	5,337
74,772	*	Calpine Corp	1,235
45,082	*	Cameron International Corp	1,926
20,295		Campbell Soup Co	677
275,517		Capital One Financial Corp	15,060

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

151,951		Cardinal Health, Inc	$6,382
60,085	*	CareFusion Corp	1,543
13,000		Carlisle Cos, Inc	689
28,208	*	Carmax, Inc	732
1,211,077		Carnival Corp	41,504
230,552		Caterpillar, Inc	19,576
47,159	*	CBRE Group, Inc	772
520,275		CBS Corp (Class B)	17,055
17,029		Celanese Corp (Series A)	590
110,535	*	Celgene Corp	7,092
1,883,836		Centerpoint Energy, Inc	38,939
202,790		CenturyTel, Inc	8,008
209,568	*	Cerner Corp	17,323
76,426		CF Industries Holdings, Inc	14,807
17,314		CH Robinson Worldwide, Inc	1,013
130,000	*	Charles River Laboratories International, Inc	4,259
255,218		Charles Schwab Corp	3,300
54,348	*	Charter Communications, Inc	3,852
70,642	e	Chesapeake Energy Corp	1,314
1,471,198		Chevron Corp	155,211
100,000		Chicago Bridge & Iron Co NV	3,796
9,979	*	Chipotle Mexican Grill, Inc (Class A)	3,792
38,783		Chubb Corp	2,824
374,868		Church & Dwight Co, Inc	20,794
326,000	*,e	Ciena Corp	5,337
151,568		Cigna Corp	6,669
8,860		Cimarex Energy Co	488
20,671		Cincinnati Financial Corp	787
77,023		Cintas Corp	2,974
4,829,590		Cisco Systems, Inc	82,924
20,716	*	CIT Group, Inc	738
1,486,590		Citigroup, Inc	40,747
55,398	*	Citrix Systems, Inc	4,650
60,000		Clean Harbors, Inc	3,385
225,931		Cleveland-Cliffs, Inc	11,136
13,283		Clorox Co	962
8,728		CME Group, Inc	2,340
82,736		CMS Energy Corp	1,944
182,592		Coach, Inc	10,678
38,148	*	Cobalt International Energy, Inc	896
904,365		Coca-Cola Co	70,712
427,299		Coca-Cola Enterprises, Inc	11,981
37,813	*	Cognizant Technology Solutions Corp (Class A)	2,269
187,480		Colgate-Palmolive Co	19,517
1,651,164		Comcast Corp (Class A)	52,788
88,490		Comcast Corp (Special Class A)	2,779
52,457		Comerica, Inc	1,611
72,190		Computer Sciences Corp	1,792
227,322		ConAgra Foods, Inc	5,895
197,243	*	Concho Resources, Inc	16,789
467,625		ConocoPhillips	26,131
24,072		Consol Energy, Inc	728

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

39,947		Consolidated Edison, Inc	$2,484
18,327	*	Constellation Brands, Inc (Class A)	496
27,681	*	Continental Resources, Inc	1,844
931		Con-Way, Inc	34
34,370		Cooper Industries plc	2,343
20,158		Core Laboratories NV	2,336
478,330		Corning, Inc	6,185
433,919		Costco Wholesale Corp	41,222
1,199	*	Covance, Inc	57
125,583		Coventry Health Care, Inc	3,992
138,126		Covidien plc	7,390
999		Crane Co	36
13,986	*,e	Cree, Inc	359
68,127	*	Crown Castle International Corp	3,996
488,154	*	Crown Holdings, Inc	16,836
589,907		CSX Corp	13,190
114,809		Cummins, Inc	11,126
924,422		CVS Corp	43,198
250,285		Cytec Industries, Inc	14,677
607,202		Dana Holding Corp	7,778
821,005		Danaher Corp	42,758
13,597		Darden Restaurants, Inc	688
89,089	*	DaVita, Inc	8,750
76,078		Deere & Co	6,152
950,879	*	Dell, Inc	11,905
62,994	*	Delta Air Lines, Inc	690
551,444	*	Denbury Resources, Inc	8,332
40,474	e	Dentsply International, Inc	1,530
68,602		Devon Energy Corp	3,978
30,033	e	Diamond Offshore Drilling, Inc	1,776
118,286		Dick’s Sporting Goods, Inc	5,678
39,191	e	Digital Realty Trust, Inc	2,942
97,385	e	Dillard’s, Inc (Class A)	6,202
387,117	*	DIRECTV	18,899
394,215		Discover Financial Services	13,632
389,414	*	Discovery Communications, Inc (Class A)	21,028
22,272	*	Discovery Communications, Inc (Class C)	1,116
544,374		DISH Network Corp (Class A)	15,542
25,963	*	Dolby Laboratories, Inc (Class A)	1,072
173,099	*	Dollar General Corp	9,415
194,502	*	Dollar Tree, Inc	10,464
131,770		Dominion Resources, Inc	7,116
30,380		Domtar Corp	2,330
2,274		Douglas Emmett, Inc	53
24,580		Dover Corp	1,318
913,002		Dow Chemical Co	28,760
144,396		DR Horton, Inc	2,654
35,008		Dr Pepper Snapple Group, Inc	1,532
113,747		DSW, Inc (Class A)	6,188
66,137		DTE Energy Co	3,924
241,835		Du Pont (E.I.) de Nemours & Co	12,230
1,882,267		Duke Energy Corp	43,405

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

70,049		Duke Realty Corp	$1,025
5,013		Dun & Bradstreet Corp	357
63,980	*	E*Trade Financial Corp	514
118,199		East West Bancorp, Inc	2,773
56,375		Eastman Chemical Co	2,840
72,574	e	Eaton Corp	2,876
12,819	e	Eaton Vance Corp	345
1,148,960	*	eBay, Inc	48,268
607	*	EchoStar Corp (Class A)	16
570,816		Ecolab, Inc	39,118
166,592		Edison International	7,697
23,423	*	Edwards Lifesciences Corp	2,420
34,676	*	Electronic Arts, Inc	428
226,497		Eli Lilly & Co	9,719
860,123	*	EMC Corp	22,045
438,260		Emerson Electric Co	20,414
7,852		Energen Corp	354
6,955	*	Energizer Holdings, Inc	523
32,117		Entergy Corp	2,180
188,357		EOG Resources, Inc	16,973
80,615		Equifax, Inc	3,757
19,936	*	Equinix, Inc	3,502
21,685		Equitable Resources, Inc	1,163
50,827	e	Equity Residential	3,170
120,750		Estee Lauder Cos (Class A)	6,535
23,983		Everest Re Group Ltd	2,482
191,864		Exelon Corp	7,218
91,265		Expedia, Inc	4,387
22,450		Expeditors International Washington, Inc	870
194,283	*	Express Scripts Holding Co	10,847
2,298,992	d	Exxon Mobil Corp	196,725
34,945	*	F5 Networks, Inc	3,479
57,152	*,e	Facebook, Inc	1,779
39,089		Family Dollar Stores, Inc	2,599
34,836		Fastenal Co	1,404
26,464		Federal Realty Investment Trust	2,755
226,744		FedEx Corp	20,772
67,014		Fidelity National Information Services, Inc	2,284
125,062		Fidelity National Title Group, Inc (Class A)	2,409
239,655		Fifth Third Bancorp	3,211
9,185	*	First Republic Bank	309
990	*,e	First Solar, Inc	15
147,338		FirstEnergy Corp	7,248
46,919	*	Fiserv, Inc	3,388
15,949		Flir Systems, Inc	311
20,503		Flowserve Corp	2,353
39,082		Fluor Corp	1,928
55,053		FMC Corp	2,944
38,114	*	FMC Technologies, Inc	1,495
469,475		Foot Locker, Inc	14,357
2,213,220		Ford Motor Co	21,225
111,785	*	Forest Laboratories, Inc	3,911

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

63,900	*	Fortune Brands Home & Security, Inc	$1,423
5,464	*	Fossil, Inc	418
45,830		Franklin Resources, Inc	5,087
408,193		Freeport-McMoRan Copper & Gold, Inc (Class B)	13,907
132,869	e	Frontier Communications Corp	509
66,804	e	GameStop Corp (Class A)	1,227
87,391		Gap, Inc	2,391
55,450	e	Garmin Ltd	2,123
51,512		General Dynamics Corp	3,398
4,425,223		General Electric Co	92,222
87,777		General Growth Properties, Inc	1,588
635,376		General Mills, Inc	24,487
530,757	*	General Motors Co	0	^
18,106,794	*,e	General Motors Co	0	^
19,417,463	*	General Motors Co	0	^
83,062	*	General Motors Co	1,638
69,850,000	*	General Motors Co	0	^
26,439,985	*	General Motors Co	0	^
4,461,000	*	General Motors Co	0	^
18,159,000	*	General Motors Co	0	^
61,921,000	*,e	General Motors Co	0	^
13,592,224	*	General Motors Co	0	^
29,845,445	*	General Motors Co	0	^
32,961		Genuine Parts Co	1,986
60,479	*	Genworth Financial, Inc (Class A)	342
100,000		Georgia Gulf Corp	2,567
874,612	*	Gilead Sciences, Inc	44,850
1,562		Global Payments, Inc	68
393,694		Goldman Sachs Group, Inc	37,740
13,335		Goodrich Corp	1,692
24,907	*	Goodyear Tire & Rubber Co	294
180,730	*	Google, Inc (Class A)	104,836
13,578	*,e	Green Mountain Coffee Roasters, Inc	296
1,039	e	Guess?, Inc	32
31,055		H&R Block, Inc	496
33,961		H.J. Heinz Co	1,847
341,131		Halliburton Co	9,685
75,455		Harley-Davidson, Inc	3,450
12,098		Harris Corp	506
44,449		Hartford Financial Services Group, Inc	784
18,461		Hasbro, Inc	625
18,872		HCA Holdings, Inc	574
60,847		HCP, Inc	2,686
46,960		Health Care REIT, Inc	2,738
2,198	*	Health Net, Inc	53
27,919		Helmerich & Payne, Inc	1,214
20,775	*	Henry Schein, Inc	1,631
205,578		Herbalife Ltd	9,935
41,828		Hershey Co	3,013
57,588	*	Hertz Global Holdings, Inc	737
83,973		Hess Corp	3,649

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

1,621,106		Hewlett-Packard Co	$32,600
295,425		Hillshire Brands Co	8,564
83,073		Holly Corp	2,943
46,202	*	Hologic, Inc	833
1,264,462		Home Depot, Inc	67,004
1,060,885		Honeywell International, Inc	59,240
15,063		Hormel Foods Corp	458
27,958	*	Hospira, Inc	978
113,482		Host Marriott Corp	1,795
599	*,e	Hovnanian Enterprises, Inc (Class A)	2
82,745		Hudson City Bancorp, Inc	527
139,970		Humana, Inc	10,839
374,152		Huntington Bancshares, Inc	2,395
1,501	*	Huntington Ingalls	60
72,479		Huntsman Corp	938
190,163		IAC/InterActiveCorp	8,671
7,632	*	IHS, Inc (Class A)	822
484,507		Illinois Tool Works, Inc	25,626
83,157	*,e	Illumina, Inc	3,359
104,383		Ingersoll-Rand plc	4,403
136,498		Ingredion, Inc	6,759
12,608		Integrys Energy Group, Inc	717
3,226,729		Intel Corp	85,992
172,149	*	IntercontinentalExchange, Inc	23,409
616,777		International Business Machines Corp	120,629
8,746		International Flavors & Fragrances, Inc	479
46,786		International Game Technology	737
86,915		International Paper Co	2,513
550,690		Interpublic Group of Cos, Inc	5,975
132,509		Intuit, Inc	7,864
13,391	*	Intuitive Surgical, Inc	7,416
143,643		Invesco Ltd	3,246
13,950		Iron Mountain, Inc	460
1,403,800	e	iShares MSCI Canada Index Fund	36,274
2,319,408		iShares MSCI EAFE Index Fund	115,878
1,792,078	e	iShares MSCI Japan Index Fund	16,863
20,800	*,e	ITT Educational Services, Inc	1,264
43,246		J.B. Hunt Transport Services, Inc	2,577
11,982		J.M. Smucker Co	905
263,000		Jabil Circuit, Inc	5,347
22,487	*	Jacobs Engineering Group, Inc	851
688,242		Jarden Corp	28,920
16,672	e	JC Penney Co, Inc	389
655,000	*	JDS Uniphase Corp	7,205
1,019,407		Johnson & Johnson	68,871
250,540		Johnson Controls, Inc	6,943
789		Jones Lang LaSalle, Inc	56
158,215		Joy Global, Inc	8,975
1,568,210		JPMorgan Chase & Co	56,032
92,224	*	Juniper Networks, Inc	1,504
51,711		Kansas City Southern Industries, Inc	3,597
1,399	e	KB Home	14

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

179,953		KBR, Inc	$4,447
37,186		Kellogg Co	1,834
50,000		Kennametal, Inc	1,657
103,842		Keycorp	804
97,353		Kimberly-Clark Corp	8,155
62,914	e	Kimco Realty Corp	1,197
9,654	*,e	Kinder Morgan Management LLC	709
184,462		Kinder Morgan, Inc	5,943
999	*	Kirby Corp	47
103,648		Kla-Tencor Corp	5,105
275,000	*,e	Kodiak Oil & Gas Corp	2,258
25,521		Kohl’s Corp	1,161
1,329,553		Kraft Foods, Inc (Class A)	51,347
387,221		Kroger Co	8,980
21,205		L-3 Communications Holdings, Inc	1,569
12,410	*	Laboratory Corp of America Holdings	1,149
19,038	*	Lam Research Corp	718
999		Landstar System, Inc	52
260,252		Las Vegas Sands Corp	11,318
1,039	*,e	Leap Wireless International, Inc	7
13,388		Legg Mason, Inc	353
15,064		Leggett & Platt, Inc	318
2,821	e	Lennar Corp (Class A)	87
22,452		Leucadia National Corp	477
15,218	*	Level 3 Communications, Inc	337
100,000		Lexmark International, Inc (Class A)	2,658
61,164	*	Liberty Global, Inc (Class A)	3,036
6,397	*	Liberty Global, Inc (Series C)	305
22,793	*	Liberty Interactive LLC	2,004
58,992	*	Liberty Media Holding Corp (Interactive A)	1,049
17,045	e	Liberty Property Trust	628
39,776	*	Life Technologies Corp	1,790
275,404		Limited Brands, Inc	11,713
2,098	e	Lincare Holdings, Inc	71
36,204		Lincoln National Corp	792
24,805		Linear Technology Corp	777
4,577	*	LinkedIn Corp	486
78,550		Lockheed Martin Corp	6,840
43,899		Loews Corp	1,796
221,740		Lorillard, Inc	29,259
490,273		Lowe’s Companies, Inc	13,943
130,557	*	LSI Logic Corp	832
113,299		LyondellBasell Industries AF S.C.A	4,563
12,062		M&T Bank Corp	996
45,570		Macerich Co	2,691
413,023		Macy’s, Inc	14,187
8,318		Manpower, Inc	305
327,882		Marathon Oil Corp	8,384
148,376		Marathon Petroleum Corp	6,665
56,063		Marriott International, Inc (Class A)	2,198
269,081		Marsh & McLennan Cos, Inc	8,672

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

5,921	e	Martin Marietta Materials, Inc	$467
93,241	*	Marvell Technology Group Ltd	1,052
84,430		Masco Corp	1,171
85,312		Mastercard, Inc (Class A)	36,694
77,798		Mattel, Inc	2,524
101,869		Maxim Integrated Products, Inc	2,612
12,705		McCormick & Co, Inc	771
4,517	*	McDermott International, Inc	50
259,342		McDonald’s Corp	22,960
217,185		McGraw-Hill Cos, Inc	9,773
167,382		McKesson Corp	15,692
679	e	MDC Holdings, Inc	22
18,979		MDU Resources Group, Inc	410
250,468		Mead Johnson Nutrition Co	20,165
17,868		MeadWestvaco Corp	514
190,322		Medtronic, Inc	7,371
1,785,899		Merck & Co, Inc	74,561
799,501		Metlife, Inc	24,665
33,801	*	MetroPCS Communications, Inc	205
8,657	*	Mettler-Toledo International, Inc	1,349
37,677	*	MGM Mirage	420
15,500	*	Michael Kors Holdings Ltd	648
20,818	e	Microchip Technology, Inc	689
1,263,794	*	Micron Technology, Inc	7,975
5,190,831		Microsoft Corp	158,788
12,771	*	Mohawk Industries, Inc	892
15,492		Molson Coors Brewing Co (Class B)	645
328,147		Monsanto Co	27,164
58,916	*	Monster Beverage Corp	4,195
21,740		Moody’s Corp	795
789,881		Morgan Stanley	11,524
62,470		Mosaic Co	3,421
69,290		Motorola, Inc	3,334
773		MSC Industrial Direct Co (Class A)	51
30,625		Murphy Oil Corp	1,540
327,418	*	Mylan Laboratories, Inc	6,997
49,275	*	Nabors Industries Ltd	710
13,515		Nasdaq Stock Market, Inc	306
235,014		National Oilwell Varco, Inc	15,144
1,239	*	Navistar International Corp	35
133,486	*	NetApp, Inc	4,248
20,957	*,e	NetFlix, Inc	1,435
50,000	*	NeuStar, Inc (Class A)	1,670
59,840	e	New York Community Bancorp, Inc	750
30,161		Newell Rubbermaid, Inc	547
14,013	*	Newfield Exploration Co	411
61,787		Newmont Mining Corp	2,997
208,507		News Corp (Class A)	4,648
47,902		News Corp (Class B)	1,079
109,888		NextEra Energy, Inc	7,561
13,613	*	Nielsen Holdings NV	357
19,943	*,e	NII Holdings, Inc (Class B)	204

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

362,117		Nike, Inc (Class B)	$31,787
126,977		NiSource, Inc	3,143
119,610		Noble Corp	3,891
48,446		Noble Energy, Inc	4,109
162,709		Nordstrom, Inc	8,085
58,897		Norfolk Southern Corp	4,227
100,972		Northeast Utilities	3,919
50,531		Northern Trust Corp	2,325
25,466		Northrop Grumman Corp	1,624
41,320	*	NRG Energy, Inc	717
176,332	*	Nuance Communications, Inc	4,200
66,325		Nucor Corp	2,514
190,000		NV Energy, Inc	3,340
66,593	*	Nvidia Corp	920
16,374	*	NVR, Inc	13,918
27,373		NYSE Euronext	700
795,019		Occidental Petroleum Corp	68,189
14,091		Omnicare, Inc	440
46,229		Omnicom Group, Inc	2,247
50,296		Oneok, Inc	2,128
40,000	*	Onyx Pharmaceuticals, Inc	2,658
3,160,006		Oracle Corp	93,852
84,476	*	O’Reilly Automotive, Inc	7,077
523,543	*	Orient-Express Hotels Ltd (Class A)	4,382
437	e	Overseas Shipholding Group, Inc	5
309,639	*	Owens Corning, Inc	8,837
21,403	*	Owens-Illinois, Inc	410
52,803		Paccar, Inc	2,069
20,432		Pall Corp	1,120
8,740	*	Panera Bread Co (Class A)	1,219
96,367		Parker Hannifin Corp	7,409
49,558		PartnerRe Ltd	3,750
15,583		Patterson Cos, Inc	537
47,696		Paychex, Inc	1,498
56,731		Peabody Energy Corp	1,391
70,000	*	Penn National Gaming, Inc	3,121
17,827	e	Pentair, Inc	682
54,143		People’s United Financial, Inc	629
33,155		Pepco Holdings, Inc	649
1,037,426		PepsiCo, Inc	73,305
2,171		PerkinElmer, Inc	56
98,682		Perrigo Co	11,638
250,862		Petsmart, Inc	17,104
6,737,717		Pfizer, Inc	154,968
50,804		PG&E Corp	2,300
1,375,619		Philip Morris International, Inc	120,036
234,384	*	Phillips 66	7,791
87,987		Phillips-Van Heusen Corp	6,844
55,478		Pinnacle West Capital Corp	2,870
38,744		Pioneer Natural Resources Co	3,418
32,934	e	Pitney Bowes, Inc	493

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

13,232	*	Plains Exploration & Production Co	$466
28,581		Plum Creek Timber Co, Inc	1,135
55,976		PNC Financial Services Group, Inc	3,421
17,500		Polaris Industries, Inc	1,251
120,005		PPG Industries, Inc	12,735
72,125		PPL Corp	2,006
66,362		Praxair, Inc	7,216
87,815		Precision Castparts Corp	14,445
14,121	*	Priceline.com, Inc	9,384
161,460		Principal Financial Group	4,235
40,000		ProAssurance Corp	3,564
1,149,948		Procter & Gamble Co	70,434
120,276		Progress Energy, Inc	7,237
61,599		Progressive Corp	1,283
540,224		Prudential Financial, Inc	26,163
74,866		Public Service Enterprise Group, Inc	2,433
54,199		Public Storage, Inc	7,827
6,502	*	Pulte Homes, Inc	69
801,394		Qualcomm, Inc	44,622
26,274	*	Quanta Services, Inc	632
19,779		Quest Diagnostics, Inc	1,185
27,009		Questar Market Resources, Inc	809
78	e	R.R. Donnelley & Sons Co	1
19,106	*	Rackspace Hosting, Inc	840
30,530	e	RadioShack Corp	117
30,452	*	Ralcorp Holdings, Inc	2,032
21,710		Ralph Lauren Corp	3,041
143,700		Range Resources Corp	8,891
25,510		Rayonier, Inc	1,145
361,523		Raytheon Co	20,459
80,176	*	Red Hat, Inc	4,528
12,725		Regency Centers Corp	605
7,767	*	Regeneron Pharmaceuticals, Inc	887
317,434		Regions Financial Corp	2,143
77,404		RenaissanceRe Holdings Ltd	5,883
93,000		Rent-A-Center, Inc	3,138
61,188		Republic Services, Inc	1,619
89,659		Reynolds American, Inc	4,023
11,501	*	Rite Aid Corp	16
17,758		Robert Half International, Inc	507
7,624		Rock-Tenn Co (Class A)	416
15,089		Rockwell Automation, Inc	997
15,270		Rockwell Collins, Inc	754
105,370		Roper Industries, Inc	10,387
250,334		Ross Stores, Inc	15,638
18,907	*	Rowan Cos PLC	611
60,609		Royal Caribbean Cruises Ltd	1,578
14,424	*	RRI Energy, Inc	25
1,058		Ryder System, Inc	38
37,853	e	Safeway, Inc	687
59,726		SAIC, Inc	724

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

31,665	*	Salesforce.com, Inc	$4,378
291,652	*	SanDisk Corp	10,639
69,839	*	SBA Communications Corp (Class A)	3,984
31,343		SCANA Corp	1,499
742,045		Schlumberger Ltd	48,166
422,766		Scripps Networks Interactive (Class A)	24,038
184,977		Seagate Technology, Inc	4,574
18,788		Sealed Air Corp	290
3,616	*,e	Sears Holdings Corp	216
17,985		SEI Investments Co	358
180,992		Sempra Energy	12,467
110,618	*,e	Sensata Technologies Holding BV	2,962
400,000		Service Corp International	4,948
810	*	ServiceNow, Inc	20
1,559	*	Shaw Group, Inc	43
61,846		Sherwin-Williams Co	8,185
23,130		Sigma-Aldrich Corp	1,710
291,277		Simon Property Group, Inc	45,340
398,326	*,e	Sirius XM Radio, Inc	737
18,871		SL Green Realty Corp	1,514
55,465		SLM Corp	871
210,000	*	Smithfield Foods, Inc	4,542
70,262		Sotheby’s (Class A)	2,344
370,062		Southern Co	17,134
19,137		Southwest Airlines Co	176
60,848	*	Southwestern Energy Co	1,943
726,544	e	SPDR Trust Series 1	99,006
102,052		Spectra Energy Corp	2,966
783,245	*	Sprint Nextel Corp	2,553
28,293		SPX Corp	1,848
1,789	*,e	St. Joe Co	28
333,037		St. Jude Medical, Inc	13,291
84,180		Stanley Works	5,418
108,636		Staples, Inc	1,418
345,682		Starbucks Corp	18,432
79,332		Starwood Hotels & Resorts Worldwide, Inc	4,208
455,453		State Street Corp	20,331
19,134	*	Stericycle, Inc	1,754
49,143		Stryker Corp	2,708
1,218	*,e	SunCoke Energy, Inc	18
149,929		Sunoco, Inc	7,122
139,929		SunTrust Banks, Inc	3,390
95,618	*	Superior Energy Services	1,934
11,741	e	Supervalu, Inc	61
20,000	*	SXC Health Solutions Corp	1,984
18,548	*	SXC Health Solutions Corp (Toronto)	1,842
685,613	*	Symantec Corp	10,017
29,942	*	Synopsys, Inc	881
7,422		Synovus Financial Corp	15
73,393		Sysco Corp	2,188
28,860		T Rowe Price Group, Inc	1,817
1,164,123		Target Corp	67,740

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

1,079	e	Taubman Centers, Inc	$83
67,600		TCF Financial Corp	776
79,382		TD Ameritrade Holding Corp	1,350
730		Techne Corp	54
1,892		Telephone & Data Systems, Inc	40
9,262	*	Tenet Healthcare Corp	49
57,606	*	Teradata Corp	4,148
169,000	*	Teradyne, Inc	2,376
233,977		Texas Instruments, Inc	6,713
83,737		Textron, Inc	2,082
423,699		Thermo Electron Corp	21,994
43,950	*	TIBCO Software, Inc	1,315
15,700		Tiffany & Co	831
9,157	*	Tilly’s, Inc	147
116,850		Time Warner Cable, Inc	9,593
111,640		Time Warner, Inc	4,298
119,363		Timken Co	5,466
487,152		TJX Companies, Inc	20,913
82,671	*	Toll Brothers, Inc	2,458
49,858		Torchmark Corp	2,520
91,069		Total System Services, Inc	2,179
29,057		Tractor Supply Co	2,413
10,206	*	TransDigm Group, Inc	1,371
18,764		Transocean Ltd	841
50,000		Transocean Ltd	2,237
61,010		Travelers Cos, Inc	3,895
54,737	*	Trimble Navigation Ltd	2,518
19,958	*	TripAdvisor, Inc	892
51,139	*	TRW Automotive Holdings Corp	1,880
121,311		Tupperware Corp	6,643
116,228		Tyco Electronics Ltd	3,709
1,202,229		Tyco International Ltd	63,538
63,392		Tyson Foods, Inc (Class A)	1,194
122,998	*,e	UAL Corp	2,993
24,703		UDR, Inc	638
19,417		Ulta Salon Cosmetics & Fragrance, Inc	1,813
23,350	*,e	Ultra Petroleum Corp	539
464,583		Union Pacific Corp	55,429
318,259		United Parcel Service, Inc (Class B)	25,066
15,796	e	United States Steel Corp	325
124,538		United Technologies Corp	9,406
1,180,968		UnitedHealth Group, Inc	69,087
1,790		Universal Health Services, Inc (Class B)	77
89,059		UnumProvident Corp	1,704
13,162	*	Urban Outfitters, Inc	363
53,373		URS Corp	1,862
1,860,192		US Bancorp	59,824
359	*	US Cellular Corp	14
229,034		Valero Energy Corp	5,531
14,527	*	Varian Medical Systems, Inc	883
85,021		Ventas, Inc	5,367

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

29,271	*	VeriFone Systems, Inc	$969
67,844	*	VeriSign, Inc	2,956
56,949	*	Verisk Analytics, Inc	2,805
1,230,759		Verizon Communications, Inc	54,695
43,659	*	Vertex Pharmaceuticals, Inc	2,441
32,261		VF Corp	4,305
431,893		Viacom, Inc (Class B)	20,308
203,113		Visa, Inc (Class A)	25,111
200,000	*	Vishay Intertechnology, Inc	1,886
70,499	*	VMware, Inc (Class A)	6,418
27,602		Vornado Realty Trust	2,318
15,927		Vulcan Materials Co	633
62,070		W.R. Berkley Corp	2,416
20,492		W.W. Grainger, Inc	3,919
320,432		Walgreen Co	9,478
619,101		Wal-Mart Stores, Inc	43,164
941,030		Walt Disney Co	45,640
364,804		Walter Energy, Inc	16,110
433,887	*	Warner Chilcott plc	7,775
463	e	Washington Post Co (Class B)	173
46,499		Waste Management, Inc	1,553
11,338	*	Waters Corp	901
256,647	*	Watson Pharmaceuticals, Inc	18,989
114,494	*	Weatherford International Ltd	1,446
23,900	*	WellCare Health Plans, Inc	1,267
199,964		WellPoint, Inc	12,756
3,693,718		Wells Fargo & Co	123,518
160,897	*	Western Digital Corp	4,904
117,625		Western Union Co	1,981
233,448		Weyerhaeuser Co	5,220
46,683		Whirlpool Corp	2,855
12,263	*	Whiting Petroleum Corp	504
65,354		Whole Foods Market, Inc	6,230
319,154		Williams Cos, Inc	9,198
18,094		Willis Group Holdings plc	660
63,614	e	Windstream Corp	615
91,323		Wisconsin Energy Corp	3,614
3,710	*	WPX Energy, Inc	60
23,900	*	WR Grace & Co	1,206
205,809		Wyndham Worldwide Corp	10,854
16,984		Wynn Resorts Ltd	1,762
1,718,462		Xcel Energy, Inc	48,821
187,532		Xerox Corp	1,476
56,552		Xilinx, Inc	1,898
27,638		Xylem, Inc	696
220,313	*	Yahoo!, Inc	3,488
593,513		Yum! Brands, Inc	38,234
73,969		Zimmer Holdings, Inc	4,761

		TOTAL UNITED STATES	7,690,984

		TOTAL COMMON STOCKS	13,848,884

		(Cost $13,192,881)

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	RATE	MATURITY DATE	VALUE (000)

RIGHTS / WARRANTS - 0.0%
AUSTRALIA - 0.0%
6,295		Echo Entertainment Group Ltd			$7
681,005	m	GPT Group			0	^

		TOTAL AUSTRALIA			7

CANADA - 0.0%
91,085	e	Ivanhoe Mines Ltd			82

		TOTAL CANADA			82

MALAYSIA - 0.0%
51,780		IJM Land BHD - CW13			13

		TOTAL MALAYSIA			13

SPAIN - 0.0%
42,874		Repsol YPF S.A.			30
8,047		Zardoya Otis S.A.			4

		TOTAL SPAIN			34

UNITED STATES - 0.0%
202,652		Kinder Morgan, Inc			438

		TOTAL UNITED STATES			438

		TOTAL RIGHTS / WARRANTS			574

		(Cost $434)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 6.0%
TREASURY DEBT - 1.2%
$13,375,000		United States Treasury Bill	0.058-0.080%	07/12/12	13,375
19,100,000		United States Treasury Bill	0.045	07/19/12	19,100
20,955,000		United States Treasury Bill	0.076-0.078	07/26/12	20,954
18,400,000		United States Treasury Bill	0.057-0.090	08/02/12	18,399
44,000,000		United States Treasury Bill	0.048	08/23/12	43,997
16,300,000		United States Treasury Bill	0.068-0.081	09/06/12	16,298
30,700,000		United States Treasury Bill	0.105	09/13/12	30,695
6,800,000		United States Treasury Bill	0.080	09/27/12	6,798

		TOTAL TREASURY DEBT			169,616

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.8%
REPURCHASE AGREEMENTS - 4.3%
117,000,000	o	Barclay	0.150	07/02/12	117,000

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$43,000,000	p	BNP	0.130%	07/02/12	$43,000
92,000,000	q	Calyon	0.150	07/02/12	92,000
51,000,000	r	CSFB	0.150	07/02/12	51,000
14,707,000	s	HSBC	0.150-0.180	07/02/12	14,707
20,000,000	t	ING	0.150	07/02/12	20,000
30,000,000	u	Merrill Lynch	0.150	07/02/12	30,000
55,000,000	v	Royal Bank of Scotland	0.150	07/02/12	55,000
55,000,000	w	Societe Generale	0.150	07/02/12	55,000
130,000,000	x	UBS Warburg	0.140	07/02/12	130,000

		TOTAL REPURCHASE AGREEMENTS			607,707

VARIABLE RATE SECURITY - 0.5%
11,000,000	i	American Express Credit Account Master	0.540	10/15/12	11,009
2,581,099	i	Granite Master Issuer plc 2006	0.340	12/20/50	2,481
2,212,370	i	Granite Master Issuer plc 2007	0.440	12/20/50	2,127
1,321,234	i	Medallion Trust Series 2005	0.510	08/22/36	1,283
2,321,600	i	Nelnet Student Loan Trust 2006	0.510	11/23/18	2,321
1,949,467	i	Nelnet Student Loan Trust 2007	0.720	09/25/18	1,947
2,410,100	i	Puma Global Mortgage Backed Trust	0.540	02/21/38	2,304
30,000,000	i	SLM Student Loan Trust 2007	0.510	01/25/19	29,511
6,312,641	i	SLM Student Loan Trust 2008	0.820	10/25/16	6,292

		TOTAL VARIABLE RATE SECURITY			59,275

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			666,982

		TOTAL SHORT-TERM INVESTMENTS			836,598

		(Cost $836,929)
		TOTAL INVESTMENTS - 104.6%			14,686,056
		(Cost $14,030,244)
		OTHER ASSETS & LIABILITIES, NET - (4.6)%			(642,446)

		NET ASSETS - 100.0%			$14,043,610

Abbreviation(s):
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing.
^	Amount represents less than $1,000.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $655,625,000.
f	Restricted security. As of 6/30/2012, the aggregate value of these securities amounted to $7,506,000 or 0.1% of net assets.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
m	Indicates a security that has been deemed illiquid.
o	Agreement with Barclay, 0.15% dated 06/29/12 to be repurchased at $117,000,000 on 07/02/12, collateralized by U.S. Treasury Securities valued at $119,340,000.
p	Agreement with BNP, 0.13% dated 06/29/12 to be repurchased at $43,000,000 on 07/02/12, collateralized by U.S. Treasury Securities valued at $43,860,000.
q	Agreement with Calyon, 0.15% dated 06/29/12 to be repurchased at $92,000,000 on 07/02/12, collateralized by U.S. Treasury Securities valued at $93,840,000.
r	Agreement with CSFB, 0.15%-0.18% dated 06/29/12 to be repurchased at $51,000,000 on 07/02/12, collateralized by U.S. Treasury Securities valued at $52,023,000.
s	Agreement with HSBC, 0.15% dated 06/29/12 to be repurchased at $14,707,000 on 07/02/12, collateralized by U.S. Treasury Securities valued at $15,001,000.
t	Agreement with ING, 0.15% dated 06/29/12 to be repurchased at $20,000,000 on 07/02/12, collateralized by U.S. Treasury Securities valued at $20,406,000.
u	Agreement with Merrill Lynch, 0.15% dated 06/29/12 to be repurchased at $30,000,000 on 07/02/12, collateralized by U.S. Treasury Securities valued at $30,600,000.
v	Agreement with Royal Bank of Scotland, 0.15% dated 06/29/12 to be repurchased at $55,000,000 on 07/02/12, collateralized by U.S. Treasury Securities valued at $56,102,000.
w	Agreement with Societe, Generale, 0.15% dated 06/29/12 to be repurchased at $55,000,000 on 07/02/12, collateralized by U.S. Treasury Securities valued at $56,100,000.
x	Agreement with UBS Warburg, 0.14% dated 06/29/12 to be repurchased at $130,000,000 on 07/02/12, collateralized by U.S. Treasury Securities valued at $132,600,000.

Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND
GLOBAL EQUITIES ACCOUNT
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
June 30, 2012

SECTOR	VALUE (000)	% OF NET ASSETS

FINANCIALS	$2,508,115	17.7%
INFORMATION TECHNOLOGY	1,950,294	13.9
CONSUMER DISCRETIONARY	1,833,809	13.1
HEALTH CARE	1,502,446	10.7
INDUSTRIALS	1,472,105	10.5
CONSUMER STAPLES	1,465,078	10.4
ENERGY	1,360,944	9.7
MATERIALS	910,508	6.5
TELECOMMUNICATION SERVICES	457,548	3.3
UTILITIES	388,611	2.8
SHORT - TERM INVESTMENTS	836,598	6.0
OTHER ASSETS & LIABILITIES, NET	(642,446)	(4.6)

NET ASSETS	$14,043,610	100.0%

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

COLLEGE RETIREMENT EQUITIES FUND
GROWTH ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2012

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.6%

AUTOMOBILES & COMPONENTS - 0.3%
22,780		Allison Transmission Holdings, Inc	$400
99,617	*,e	BorgWarner, Inc	6,534
285,220	*	Delphi Automotive plc	7,274
122,031		Gentex Corp	2,547
208,253	*	Goodyear Tire & Rubber Co	2,459
201,858		Harley-Davidson, Inc	9,230
262,944	*,e	Tesla Motors, Inc	8,228
2,669	*	Visteon Corp	100
93,995	*	WABCO Holdings, Inc	4,975

		TOTAL AUTOMOBILES & COMPONENTS	41,747

BANKS - 0.0%
60,068		People’s United Financial, Inc	697
7,303	*	Signature Bank	445

		TOTAL BANKS	1,142

CAPITAL GOODS - 8.0%
551,832		3M Co	49,445
189,315		Ametek, Inc	9,449
18,396		Armstrong World Industries, Inc	904
184,480	*	Babcock & Wilcox Co	4,520
249,833	*	BE Aerospace, Inc	10,908
1,876,765		Boeing Co	139,443
4,947		Carlisle Cos, Inc	262
1,152,669		Caterpillar, Inc	97,872
366,673		Chicago Bridge & Iron Co NV (ADR)	13,918
169,600	*	CNH Global NV	6,591
8,179	*	Colfax Corp	225
95,342		Cooper Industries plc	6,500
547,369		Cummins, Inc	53,045
174,125		Danaher Corp	9,068
614,240		Deere & Co	49,673
318,322		Donaldson Co, Inc	10,622
537,358		Emerson Electric Co	25,030
408,228	e	European Aeronautic Defence and Space Co	14,488
257,237		Fastenal Co	10,369
43,389		Flowserve Corp	4,979
222,330		Fluor Corp	10,970
22,963	*	Fortune Brands Home & Security, Inc	511
6,173	*	General Cable Corp	160
109,429		Goodrich Corp	13,887
51,856		Graco, Inc	2,390
2,054,065		Honeywell International, Inc	114,698
93,737		Hubbell, Inc (Class B)	7,306

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

18,427		IDEX Corp	$718
351,041		Illinois Tool Works, Inc	18,567
211,248		Ingersoll-Rand plc	8,910
19,006		ITT Corp	335
354,353		Joy Global, Inc	20,102
105,000		KBR, Inc	2,595
162,700		Kennametal, Inc	5,394
45,617		Lennox International, Inc	2,127
277,314		Lincoln Electric Holdings, Inc	12,144
401,543		Lockheed Martin Corp	34,966
92,379	e	Manitowoc Co, Inc	1,081
305,461		Masco Corp	4,238
12,027	*	MRC Global, Inc	256
102,544		MSC Industrial Direct Co (Class A)	6,722
115,182		Nordson Corp	5,908
71,922		Paccar, Inc	2,819
99,263		Pall Corp	5,441
379,948		Parker Hannifin Corp	29,209
40,445	*,e	Polypore International, Inc	1,634
586,428		Precision Castparts Corp	96,462
123,285		Rockwell Automation, Inc	8,144
125,046		Rockwell Collins, Inc	6,171
466,637		Roper Industries, Inc	46,001
9,045		Snap-On, Inc	563
15,826	*	Spirit Aerosystems Holdings, Inc (Class A)	377
11,903		SPX Corp	778
136,747		Stanley Works	8,801
15,478		Textron, Inc	385
279,603		Timken Co	12,803
27,518		Toro Co	2,017
118,800	*	TransDigm Group, Inc	15,955
108,114		Triumph Group, Inc	6,084
212,400		Tyco International Ltd	11,225
81,402	*	United Rentals, Inc	2,771
908,106		United Technologies Corp	68,589
50,025		Valmont Industries, Inc	6,052
152,964		W.W. Grainger, Inc	29,253
77,000	*	WESCO International, Inc	4,431
126,449		Westinghouse Air Brake Technologies Corp	9,864
17,669		Xylem, Inc	445

		TOTAL CAPITAL GOODS	1,167,570

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
42,820		Cintas Corp	1,653
41,282	*	Clean Harbors, Inc	2,329
425,389	*	Copart, Inc	10,077
141,613		Covanta Holding Corp	2,429
28,699		Dun & Bradstreet Corp	2,043
94,158		Equifax, Inc	4,388
42,291	*	IHS, Inc (Class A)	4,556
125,194		Iron Mountain, Inc	4,126
666,009	*	Nielsen Holdings NV	17,463

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

112,153	e	Pitney Bowes, Inc	$1,679
125,415		Robert Half International, Inc	3,583
170,593		Rollins, Inc	3,816
163,524	*	Stericycle, Inc	14,991
168,200		Towers Watson & Co	10,075
799,193	*	Verisk Analytics, Inc	39,368
343,364		Waste Connections, Inc	10,274

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	132,850

CONSUMER DURABLES & APPAREL - 2.0%
106,672	*	Ascena Retail Group, Inc	1,986
1,112,678		Burberry Group plc	23,167
42,073	*	Carter’s, Inc	2,213
443,185		Coach, Inc	25,917
22,073	*,e	Deckers Outdoor Corp	971
17,550		DR Horton, Inc	323
47,434	*	Fossil, Inc	3,631
6,781	*,e	Garmin Ltd	260
82,466	*	Hanesbrands, Inc	2,287
95,062		Hasbro, Inc	3,220
476,973		Jarden Corp	20,041
229,158		Mattel, Inc	7,434
293,462	*	Michael Kors Holdings Ltd	12,278
1,057,467		Nike, Inc (Class B)	92,825
3,930	*	NVR, Inc	3,341
175,668		Phillips-Van Heusen Corp	13,665
143,399		Polaris Industries, Inc	10,250
280,838		Ralph Lauren Corp	39,335
54,425	*	Tempur-Pedic International, Inc	1,273
300,064		Tupperware Corp	16,432
33,756	*,e	Under Armour, Inc (Class A)	3,189
76,185		VF Corp	10,167

		TOTAL CONSUMER DURABLES & APPAREL	294,205

CONSUMER SERVICES - 3.7%
95,608	*	Apollo Group, Inc (Class A)	3,460
34,357	*	Bally Technologies, Inc	1,603
63,334		Brinker International, Inc	2,018
52,135	*	Chipotle Mexican Grill, Inc (Class A)	19,809
1,964		Choice Hotels International, Inc	78
109,706		Darden Restaurants, Inc	5,554
70,662		Dunkin Brands Group, Inc	2,427
153,259		H&R Block, Inc	2,449
131,392		International Game Technology	2,069
22,806	*,e	ITT Educational Services, Inc	1,385
490,540		Las Vegas Sands Corp	21,334
413,850		Marriott International, Inc (Class A)	16,223
1,445,147		McDonald’s Corp	127,939
691,889	*	Orient-Express Hotels Ltd (Class A)	5,791
61,423	*	Panera Bread Co (Class A)	8,565
4,638	*	Penn National Gaming, Inc	207
3,571,400	e	Sands China Ltd	11,489

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

2,453,205		Starbucks Corp	$130,805
819,627		Starwood Hotels & Resorts Worldwide, Inc	43,473
150,166	e	Weight Watchers International, Inc	7,743
126,805		Wyndham Worldwide Corp	6,688
421,613		Wynn Resorts Ltd	43,730
1,134,761		Yum! Brands, Inc	73,101

		TOTAL CONSUMER SERVICES	537,940

DIVERSIFIED FINANCIALS - 3.3%
158,498	*	Affiliated Managers Group, Inc	17,348
1,246,531		American Express Co	72,561
284,323		Ameriprise Financial, Inc	14,859
146,291		BlackRock, Inc	24,842
2,208,313		Blackstone Group LP	28,862
97,599		Capital One Financial Corp	5,335
65,626		CBOE Holdings, Inc	1,817
853,800		Discover Financial Services	29,524
101,444	e	Eaton Vance Corp	2,734
62,450	e	Federated Investors, Inc (Class B)	1,365
124,976		Franklin Resources, Inc	13,871
402,678	*	IntercontinentalExchange, Inc	54,756
2,220,750	e	iShares Russell 1000 Growth Index Fund	140,417
94,756		Lazard Ltd (Class A)	2,463
40,585		Leucadia National Corp	863
40,001	*	LPL Financial Holdings, Inc	1,351
1,137,268		Moody’s Corp	41,567
102,673	*	MSCI, Inc (Class A)	3,493
124,615		SEI Investments Co	2,479
316,836		T Rowe Price Group, Inc	19,948
73,698		Waddell & Reed Financial, Inc (Class A)	2,232

		TOTAL DIVERSIFIED FINANCIALS	482,687

ENERGY - 3.7%
55,800		Anadarko Petroleum Corp	3,694
11,256	*	Atwood Oceanics, Inc	426
178,250		Cabot Oil & Gas Corp	7,023
164,421	*	Cameron International Corp	7,022
16,399	e	CARBO Ceramics, Inc	1,258
106,168	*	Cheniere Energy, Inc	1,565
92,900		Chevron Corp	9,801
195,582	*	Cobalt International Energy, Inc	4,596
232,766	*	Concho Resources, Inc	19,813
35,757	*	Continental Resources, Inc	2,382
42,200		Core Laboratories NV	4,891
140,273	e	Crescent Point Energy Corp	5,236
556,309	*	Denbury Resources, Inc	8,406
64,262	*	Dresser-Rand Group, Inc	2,862
483,811		EOG Resources, Inc	43,597
205,211	*	FMC Technologies, Inc	8,050
37,848	e	Golar LNG Ltd	1,427
261,054		Halliburton Co	7,411
22,933		Helmerich & Payne, Inc	997

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

173,552		Holly Corp	$6,149
488,059		Kinder Morgan, Inc	15,725
61,484	*	Kosmos Energy LLC	679
10,860	*,e	Laredo Petroleum Holdings, Inc	226
165,100		Murphy Oil Corp	8,303
861,346		National Oilwell Varco, Inc	55,506
34,299		Noble Energy, Inc	2,909
346,450		Occidental Petroleum Corp	29,715
286,294		Oceaneering International, Inc	13,702
36,853	*	Oil States International, Inc	2,440
89,242		Pioneer Natural Resources Co	7,872
140,938		Range Resources Corp	8,720
54,780	e	RPC, Inc	651
2,440,995		Schlumberger Ltd	158,446
8,214		SEACOR Holdings, Inc	734
111,901	*	Southwestern Energy Co	3,573
43,946		St. Mary Land & Exploration Co	2,158
1,191,532		Suncor Energy, Inc	34,456
245,704		Suncor Energy, Inc (NY)	7,113
207,757		Sunoco, Inc	9,868
214,700		Tullow Oil plc	4,962
68,128	*	Whiting Petroleum Corp	2,801
543,620		Williams Cos, Inc	15,667
19,930		World Fuel Services Corp	758

		TOTAL ENERGY	533,590

FOOD & STAPLES RETAILING - 2.0%
528,362		Costco Wholesale Corp	50,194
370,205		CVS Corp	17,300
23,887	*	Fresh Market, Inc	1,281
1,714,554		Kroger Co	39,761
28,693	e	Safeway, Inc	521
269,518		Sysco Corp	8,034
1,874,868		Wal-Mart Stores, Inc	130,716
419,954		Whole Foods Market, Inc	40,030

		TOTAL FOOD & STAPLES RETAILING	287,837

FOOD, BEVERAGE & TOBACCO - 7.0%
2,434,749		Altria Group, Inc	84,121
19,159	*,e	Annie’s, Inc	802
15,800	*,e	Boston Beer Co, Inc (Class A)	1,912
116,959		Brown-Forman Corp (Class B)	11,327
188,577		Campbell Soup Co	6,295
2,763,422		Coca-Cola Co	216,072
689,727		Coca-Cola Enterprises, Inc	19,340
227,200		ConAgra Foods, Inc	5,891
439,235	*	DE Master Blenders 1753 NV	4,953
137,468	*	Dean Foods Co	2,341
186,369		Dr Pepper Snapple Group, Inc	8,154
101,927		Flowers Foods, Inc	2,368
440,487		General Mills, Inc	16,976
104,894	*,e	Green Mountain Coffee Roasters, Inc	2,285

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

173,143		H.J. Heinz Co	$9,416
473,192		Hershey Co	34,084
87,847	*	Hillshire Brands Co	2,547
254,611		Hormel Foods Corp	7,745
234,189		Ingredion, Inc	11,597
196,507		Kellogg Co	9,694
80,152		Kraft Foods, Inc (Class A)	3,095
284,780		Lorillard, Inc	37,577
115,232		McCormick & Co, Inc	6,989
936,649		Mead Johnson Nutrition Co	75,409
253,179	*	Monster Beverage Corp	18,026
1,891,237		PepsiCo, Inc	133,635
3,112,909		Philip Morris International, Inc	271,631
120,872		Reynolds American, Inc	5,424

		TOTAL FOOD, BEVERAGE & TOBACCO	1,009,706

HEALTH CARE EQUIPMENT & SERVICES - 4.5%
297,500		Aetna, Inc	11,534
29,611	*	Amerigroup Corp	1,952
695,005		AmerisourceBergen Corp	27,348
120,155		Bard (C.R.), Inc	12,909
731,076		Baxter International, Inc	38,856
164,475		Becton Dickinson & Co	12,295
544,423		Cardinal Health, Inc	22,866
43,954	*	Catalyst Health Solutions, Inc	4,107
815,856	*	Cerner Corp	67,439
71,523		Cooper Cos, Inc	5,705
235,599		Covidien plc	12,605
254,835	*	DaVita, Inc	25,027
54,951		Dentsply International, Inc	2,078
302,256	*	Edwards Lifesciences Corp	31,223
1,039,913	*	Express Scripts Holding Co	58,058
38,462	*	Gen-Probe, Inc	3,162
343,048		HCA Holdings, Inc	10,439
85,589	*	Henry Schein, Inc	6,718
202,016	*	Idexx Laboratories, Inc	19,420
216,503	*	Intuitive Surgical, Inc	119,896
85,579	*	Laboratory Corp of America Holdings	7,925
57,952	e	Lincare Holdings, Inc	1,972
635,688		McKesson Corp	59,596
55,347		Medtronic, Inc	2,144
75,161		Patterson Cos, Inc	2,591
16,316		Quest Diagnostics, Inc	977
283,536	*	Resmed, Inc	8,846
11,281	*	Sirona Dental Systems, Inc	508
211,669		St. Jude Medical, Inc	8,448
198,860		Stryker Corp	10,957
166,878	*	SXC Health Solutions Corp	16,556
26,834	*	Tenet Healthcare Corp	141
50,771	*	Thoratec Corp	1,705
254,073		UnitedHealth Group, Inc	14,863
4,817		Universal Health Services, Inc (Class B)	208

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

156,008	*	Varian Medical Systems, Inc	$9,481
184,563		WellPoint, Inc	11,773
15,326		Zimmer Holdings, Inc	986

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	653,314

HOUSEHOLD & PERSONAL PRODUCTS - 1.3%
293,447		Avon Products, Inc	4,757
274,280		Church & Dwight Co, Inc	15,214
4,903		Clorox Co	355
421,490		Colgate-Palmolive Co	43,878
874,173		Estee Lauder Cos (Class A)	47,309
489,789		Herbalife Ltd	23,672
442,939		Kimberly-Clark Corp	37,105
49,079		Nu Skin Enterprises, Inc (Class A)	2,302
171,760		Procter & Gamble Co	10,520

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	185,112

INSURANCE - 0.3%
152,019		ACE Ltd	11,269
16,088		Allied World Assurance Co Holdings Ltd	1,279
24,147		Aon plc	1,130
13,254	*	Arch Capital Group Ltd	526
103,035		Arthur J. Gallagher & Co	3,613
9,005		Brown & Brown, Inc	246
23,709		Erie Indemnity Co (Class A)	1,698
17,733		Hanover Insurance Group, Inc	694
375,949		Marsh & McLennan Cos, Inc	12,117
146,760		Travelers Cos, Inc	9,369
8,601		Validus Holdings Ltd	275

		TOTAL INSURANCE	42,216

MATERIALS - 4.1%
136,600		Airgas, Inc	11,476
187,837		Albemarle Corp	11,203
76,216	*	Allied Nevada Gold Corp	2,163
19,417		Aptargroup, Inc	991
193,913		Ashland, Inc	13,440
466,891		Ball Corp	19,165
214,712		Barrick Gold Corp	8,067
5,529		Carpenter Technology Corp	265
133,477		Celanese Corp (Series A)	4,621
179,177		CF Industries Holdings, Inc	34,714
76,687		Compass Minerals International, Inc	5,850
33,567	*	Crown Holdings, Inc	1,158
814,286		Du Pont (E.I.) de Nemours & Co	41,178
352,995		Eastman Chemical Co	17,780
976,660		Ecolab, Inc	66,931
121,829		FMC Corp	6,515
469,538		Freeport-McMoRan Copper & Gold, Inc (Class B)	15,997
509,400		Huntsman Corp	6,592
68,687		International Flavors & Fragrances, Inc	3,764
206,000		International Paper Co	5,955

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

25,652	*	Intrepid Potash, Inc	$584
18,117		LyondellBasell Industries AF S.C.A	730
18,236	e	Martin Marietta Materials, Inc	1,437
16,162	*,e	Molycorp, Inc	348
1,843,270		Monsanto Co	152,586
7,593		NewMarket Corp	1,645
106,135	*	Owens-Illinois, Inc	2,035
78,707		Packaging Corp of America	2,223
260,053		PPG Industries, Inc	27,597
259,193		Praxair, Inc	28,182
8,318		Rock-Tenn Co (Class A)	454
66,446		Rockwood Holdings, Inc	2,947
49,850		Royal Gold, Inc	3,908
44,493		RPM International, Inc	1,210
31,501	e	Scotts Miracle-Gro Co (Class A)	1,295
255,583		Sherwin-Williams Co	33,826
104,132		Sigma-Aldrich Corp	7,698
42,304		Silgan Holdings, Inc	1,806
104,387		Solutia, Inc	2,928
449,947		Southern Copper Corp (NY)	14,178
46,395		Steel Dynamics, Inc	545
15,692	*	Tahoe Resources, Inc	218
221,154		Valspar Corp	11,608
184,944		Walter Energy, Inc	8,167
4,203	e	Westlake Chemical Corp	220
313,861	*	WR Grace & Co	15,834

		TOTAL MATERIALS	602,034

MEDIA - 5.1%
46,450	*	AMC Networks, Inc	1,651
23,017		Cablevision Systems Corp (Class A)	306
1,400,377		CBS Corp (Class B)	45,904
43,412	*	Charter Communications, Inc	3,077
99,899		Cinemark Holdings, Inc	2,283
3,741,844		Comcast Corp (Class A)	119,627
2,214,950	*	DIRECTV	108,134
560,615	*	Discovery Communications, Inc (Class A)	30,273
1,104,654		DISH Network Corp (Class A)	31,538
2,613,948		Interpublic Group of Cos, Inc	28,361
19,194		John Wiley & Sons, Inc (Class A)	940
57,842	*,e	Lamar Advertising Co (Class A)	1,654
230,540	*	Liberty Global, Inc (Class A)	11,442
49,745	*	Liberty Interactive LLC	4,373
517,347		McGraw-Hill Cos, Inc	23,281
21,230		Morningstar, Inc	1,228
1,120,752		News Corp (Class A)	24,982
240,152		Omnicom Group, Inc	11,671
88,388	*,e	Pandora Media, Inc	961
20,191	e	Regal Entertainment Group (Class A)	278
904,791		Scripps Networks Interactive (Class A)	51,446
3,370,553	*,e	Sirius XM Radio, Inc	6,236
418,847		Time Warner Cable, Inc	34,387

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

1,204,605		Viacom, Inc (Class B)	$56,641
238,343	e	Virgin Media, Inc	5,813
2,732,675		Walt Disney Co	132,534

		TOTAL MEDIA	739,021

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.0%
2,444,853		Abbott Laboratories	157,619
1,426,594		Agilent Technologies, Inc	55,981
1,016,645	*	Alexion Pharmaceuticals, Inc	100,952
1,095,705		Allergan, Inc	101,429
1,036,865		Amgen, Inc	75,733
123,079	*	Amylin Pharmaceuticals, Inc	3,475
144,051	*	Ariad Pharmaceuticals, Inc	2,479
633,011	*	Biogen Idec, Inc	91,394
475,489	*	BioMarin Pharmaceuticals, Inc	18,820
1,814,845		Bristol-Myers Squibb Co	65,244
72,461	*	Bruker BioSciences Corp	964
650,436	*	Celgene Corp	41,732
31,285	*	Charles River Laboratories International, Inc	1,025
3,866	*	Covance, Inc	185
349,121		Eli Lilly & Co	14,981
97,514	*	Endo Pharmaceuticals Holdings, Inc	3,021
1,869,218	*	Gilead Sciences, Inc	95,853
160,622	*,e	Human Genome Sciences, Inc	2,109
540,664	*,e	Illumina, Inc	21,837
83,624	*,e	Incyte Corp	1,898
1,094,070		Johnson & Johnson	73,915
13,272	*	Life Technologies Corp	597
31,521	*	Medivation, Inc	2,881
27,465	*	Mettler-Toledo International, Inc	4,280
1,186,132	*	Mylan Laboratories, Inc	25,348
76,213	*	Myriad Genetics, Inc	1,812
295,921		Novo Nordisk AS (Class B)	42,919
313,414	*	Onyx Pharmaceuticals, Inc	20,826
215,922		Perrigo Co	25,464
451,700		Pfizer, Inc	10,389
67,117	*	Regeneron Pharmaceuticals, Inc	7,666
50,456	*	Salix Pharmaceuticals Ltd	2,747
31,779		Techne Corp	2,358
347,100		Teva Pharmaceutical Industries Ltd (ADR)	13,690
40,234	*	United Therapeutics Corp	1,987
270,112	*	Vertex Pharmaceuticals, Inc	15,105
919,029		Warner Chilcott plc	16,469
145,552	*	Waters Corp	11,567
511,501	*	Watson Pharmaceuticals, Inc	37,846

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,174,597

REAL ESTATE - 1.8%
6,484		American Campus Communities, Inc	292
1,209,617		American Tower Corp	84,563
82,435		Apartment Investment & Management Co (Class A)	2,228
80,021		Boston Properties, Inc	8,672

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

18,874		BRE Properties, Inc (Class A)	$944
52,566		Camden Property Trust	3,557
284,992	*	CBRE Group, Inc	4,662
95,725	e	Digital Realty Trust, Inc	7,186
29,641		Equity Lifestyle Properties, Inc	2,044
18,055		Equity Residential	1,126
30,598	e	Essex Property Trust, Inc	4,710
56,790		Extra Space Storage, Inc	1,738
43,573		Federal Realty Investment Trust	4,536
25,450		HCP, Inc	1,124
22,532		Home Properties, Inc	1,383
68,100		Jones Lang LaSalle, Inc	4,793
4,600		Kilroy Realty Corp	223
33,581		Mid-America Apartment Communities, Inc	2,292
140,273		Plum Creek Timber Co, Inc	5,569
19,285		Post Properties, Inc	944
123,970		Public Storage, Inc	17,902
88,825		Rayonier, Inc	3,988
47,082		Regency Centers Corp	2,240
559,590		Simon Property Group, Inc	87,105
80,573		Tanger Factory Outlet Centers, Inc	2,582
15,849		Taubman Centers, Inc	1,223
149,499		Weyerhaeuser Co	3,343

		TOTAL REAL ESTATE	260,969

RETAILING - 7.1%
47,090		Aaron’s, Inc	1,333
246,003		Advance Auto Parts, Inc	16,782
1,211,614	*	Amazon.com, Inc	276,672
282,879		American Eagle Outfitters, Inc	5,581
15,333	*,e	Autonation, Inc	541
101,583	*	Autozone, Inc	37,298
606,064	*	Bed Bath & Beyond, Inc	37,455
280,828	*	Big Lots, Inc	11,455
31,717	*	Carmax, Inc	823
287,386		Chico’s FAS, Inc	4,265
255,018		Dick’s Sporting Goods, Inc	12,241
345,594	*	Dollar General Corp	18,797
1,081,410	*	Dollar Tree, Inc	58,179
215,421		DSW, Inc (Class A)	11,719
48,494		Expedia, Inc	2,331
130,366		Family Dollar Stores, Inc	8,667
79,983		Foot Locker, Inc	2,446
263,156		Gap, Inc	7,200
242,869		Genuine Parts Co	14,632
64,331		GNC Holdings, Inc	2,522
29,635	*,e	Groupon, Inc	315
2,503,991		Home Depot, Inc	132,687
24,928	*,e	HomeAway, Inc	542
15,906		Kohl’s Corp	724
69,249	*	Liberty Media Holding Corp (Interactive A)	1,232
318,900		Limited Brands, Inc	13,563

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

124,687	*	LKQ Corp	$4,165
371,786		Lowe’s Companies, Inc	10,574
423,266		Macy’s, Inc	14,539
47,079	*,e	NetFlix, Inc	3,223
406,697		Nordstrom, Inc	20,209
350,847	*	O’Reilly Automotive, Inc	29,390
571,075		Petsmart, Inc	38,936
55,748	*	Priceline.com, Inc	37,046
944,586		Ross Stores, Inc	59,008
126,184	*	Sally Beauty Holdings, Inc	3,248
225,232		Target Corp	13,106
94,007		Tiffany & Co	4,978
13,990	*	Tilly’s, Inc	225
1,969,678		TJX Companies, Inc	84,558
202,446		Tractor Supply Co	16,815
71,065	*	TripAdvisor, Inc	3,176
130,779		Ulta Salon Cosmetics & Fragrance, Inc	12,212
92,727	*	Urban Outfitters, Inc	2,558
46,592		Williams-Sonoma, Inc	1,629

		TOTAL RETAILING	1,039,597

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.2%
569,344	*	Advanced Micro Devices, Inc	3,262
299,116		Altera Corp	10,122
223,113		Analog Devices, Inc	8,405
46,969	*	Atmel Corp	315
717,311		Avago Technologies Ltd	25,751
1,040,996		Broadcom Corp (Class A)	35,186
84,793		Cypress Semiconductor Corp	1,121
26,791	*,e	Freescale Semiconductor Holdings Ltd	275
4,964,130		Intel Corp	132,294
321,700		Kla-Tencor Corp	15,844
58,600	*	Lam Research Corp	2,212
194,578		Linear Technology Corp	6,096
1,628,065	*	LSI Logic Corp	10,371
554,125		Maxim Integrated Products, Inc	14,208
162,792	e	Microchip Technology, Inc	5,385
429,534	*	Nvidia Corp	5,936
32,114	*	Silicon Laboratories, Inc	1,217
243,924	*	Skyworks Solutions, Inc	6,676
747,888	*	Teradyne, Inc	10,515
668,319		Texas Instruments, Inc	19,174
246,593		Xilinx, Inc	8,278

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	322,643

SOFTWARE & SERVICES - 19.0%
1,224,983		Accenture plc	73,609
2,238,139	*	Adobe Systems, Inc	72,449
145,110	*	Akamai Technologies, Inc	4,607
260,860	*	Alliance Data Systems Corp	35,216
356,691	*	Amdocs Ltd	10,601
78,523	*	Ansys, Inc	4,956

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

18,602	*	AOL, Inc	$522
82,519	*	Ariba, Inc	3,694
961,931	*	Autodesk, Inc	33,658
549,679		Automatic Data Processing, Inc	30,595
91,033	*	Baidu, Inc (ADR)	10,467
140,263	*	BMC Software, Inc	5,986
108,413		Broadridge Financial Solutions, Inc	2,306
17,586		CA, Inc	476
229,763	*	Cadence Design Systems, Inc	2,525
160,604	*	Citrix Systems, Inc	13,481
723,157	*	Cognizant Technology Solutions Corp (Class A)	43,389
26,970	*	Compuware Corp	251
39,579	*	Concur Technologies, Inc	2,695
5,191		DST Systems, Inc	282
3,190,809	*	eBay, Inc	134,046
41,772	*	Equinix, Inc	7,337
683,132	*,e	Facebook, Inc	21,259
39,479		Factset Research Systems, Inc	3,669
98,359	*	Fiserv, Inc	7,103
42,293	*	FleetCor Technologies, Inc	1,482
113,532	*	Fortinet, Inc	2,636
742,583	*	Gartner, Inc	31,968
83,468	*	Genpact Ltd	1,388
68,383		Global Payments, Inc	2,956
605,283	*	Google, Inc (Class A)	351,108
371,893		IAC/InterActiveCorp	16,958
90,419	*	Informatica Corp	3,830
1,762,093		International Business Machines Corp	344,631
2,622,995		Intuit, Inc	155,675
75,822		Jack Henry & Associates, Inc	2,617
157,114		Lender Processing Services, Inc	3,972
53,778	*	LinkedIn Corp	5,715
369,808		Mastercard, Inc (Class A)	159,058
69,356	*	Micros Systems, Inc	3,551
14,972,725		Microsoft Corp	458,015
27,220	*	NetSuite, Inc	1,491
242,137	*	NeuStar, Inc (Class A)	8,087
1,647,988	*	Nuance Communications, Inc	39,255
6,715,345		Oracle Corp	199,445
262,475		Paychex, Inc	8,244
94,805	*	Rackspace Hosting, Inc	4,166
1,121,557	*	Red Hat, Inc	63,346
24,248	*	Rovi Corp	476
79,267		SAIC, Inc	961
436,232	*	Salesforce.com, Inc	60,313
173,368		SAP AG.	10,266
1,618	*	ServiceNow, Inc	40
53,578	*	SolarWinds, Inc	2,334
60,415		Solera Holdings, Inc	2,525
13,491	*,e, m	Splunk, Inc	379
45,741	*	Symantec Corp	668
9,064	*	Synopsys, Inc	267

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

240,271	*	Teradata Corp	$17,302
460,011	*	TIBCO Software, Inc	13,764
120,919		Total System Services, Inc	2,894
34,390	*	Vantiv, Inc	801
93,487	*	VeriFone Systems, Inc	3,093
210,265		VeriSign, Inc	9,161
1,639,949		Visa, Inc (Class A)	202,748
412,600	*	VMware, Inc (Class A)	37,563
539,850		Western Union Co	9,091
114,351	*,e	Zynga, Inc	622

		TOTAL SOFTWARE & SERVICES	2,770,041

TECHNOLOGY HARDWARE & EQUIPMENT - 11.4%
47,809	*,e	Acme Packet, Inc	892
141,643		Amphenol Corp (Class A)	7,779
1,989,435	*,d	Apple, Inc	1,161,830
174,200	*	Arrow Electronics, Inc	5,716
3,020,820		Cisco Systems, Inc	51,867
1,130,785	*	Dell, Inc	14,157
126,857	*	Dolby Laboratories, Inc (Class A)	5,239
9,086	*	EchoStar Corp (Class A)	240
5,691,253	*	EMC Corp	145,867
142,457	*	F5 Networks, Inc	14,183
113,271		Flir Systems, Inc	2,209
58,588	*,e	Fusion-io, Inc	1,224
27,245		Harris Corp	1,140
27,622	*,e	IPG Photonics Corp	1,204
397,011		Jabil Circuit, Inc	8,071
316,729	*	Juniper Networks, Inc	5,166
253,802		Motorola, Inc	12,210
77,634		National Instruments Corp	2,085
137,916	*	NCR Corp	3,135
214,540	*	NetApp, Inc	6,827
3,550,323		Qualcomm, Inc	197,682
131,065	*	Riverbed Technology, Inc	2,117
108,682	*	Trimble Navigation Ltd	5,000
82,860	*	Western Digital Corp	2,526
10,916	*	Zebra Technologies Corp (Class A)	375

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,658,741

TELECOMMUNICATION SERVICES - 1.6%
387,231	*	Crown Castle International Corp	22,715
72,628	*	Level 3 Communications, Inc	1,609
169,510	*	SBA Communications Corp (Class A)	9,671
130,751	*	tw telecom inc (Class A)	3,355
4,181,956		Verizon Communications, Inc	185,845
303,925	e	Windstream Corp	2,936
142,042	*	Ziggo NV	4,527

		TOTAL TELECOMMUNICATION SERVICES	230,658

TRANSPORTATION - 2.1%
226,246		CH Robinson Worldwide, Inc	13,242

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	RATE	MATURITY DATE	VALUE (000)

199,661		Con-Way, Inc			$7,210
22,366		Copa Holdings S.A. (Class A)			1,845
1,128,132		CSX Corp			25,225
472,046	*	Delta Air Lines, Inc			5,169
334,047		Expeditors International Washington, Inc			12,944
404,497		FedEx Corp			37,056
608,865	*	Hertz Global Holdings, Inc			7,793
78,138		J.B. Hunt Transport Services, Inc			4,657
74,583		Kansas City Southern Industries, Inc			5,188
32,536	*	Kirby Corp			1,532
89,182		Landstar System, Inc			4,612
97,746		Ryder System, Inc			3,520
118,659		Southwest Airlines Co			1,094
368,233	*,e	UAL Corp			8,959
669,091		Union Pacific Corp			79,830
1,263,530		United Parcel Service, Inc (Class B)			99,516

		TOTAL TRANSPORTATION			319,392

UTILITIES - 0.1%
13,778		Aqua America, Inc			344
43,695		ITC Holdings Corp			3,011
180,550		Oneok, Inc			7,639
34,847		Questar Corp			727

		TOTAL UTILITIES			11,721

		TOTAL COMMON STOCKS			14,499,330

		(Cost $12,139,072)

PRINCIPAL	ISSUER

SHORT-TERM INVESTMENTS - 1.7%
TREASURY DEBT - 0.5%
$11,600,000	United States Treasury Bill	0.057%	08/23/12	11,599
22,100,000	United States Treasury Bill	0.068-0.088	09/06/12	22,097
6,200,000	United States Treasury Bill	0.070	09/13/12	6,199
37,700,000	United States Treasury Bill	0.080-0.110	09/27/12	37,693

	TOTAL TREASURY DEBT			77,588

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.2%
171,882,826	a,c	TIAA-CREF Short Term Lending Portfolio of the State
		Street Navigator Securities Lending Trust	171,883

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	171,883

		TOTAL SHORT-TERM INVESTMENTS	249,471

		(Cost $249,470)
		TOTAL INVESTMENTS - 101.3%	14,748,801
		(Cost $12,388,542)

		OTHER ASSETS & LIABILITIES, NET - (1.3)%	$(182,065)

		NET ASSETS - 100.0%	$14,566,736

		Abbreviation(s):
ADR		American Depositary Receipt

*		Non-income producing.
a		Affiliated holding.
c		Investments made with cash collateral received from securites on loan.
d		All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.
e		All or a portion of these securities are out on loan. The aggregate value of securities on loan is $171,329,000.
m		Indicates a security that has been deemed illiquid.

		Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

COLLEGE RETIREMENT EQUITIES FUND
EQUITY INDEX ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2012

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 0.8%
19,682		Allison Transmission Holdings, Inc	$346
51,119	*	American Axle & Manufacturing Holdings, Inc	536
27,497	*	Amerigon, Inc (Class A)	316
87,437	*,e	BorgWarner, Inc	5,735
45,804		Cooper Tire & Rubber Co	803
110,265		Dana Holding Corp	1,412
250,536	*	Delphi Automotive plc	6,388
18,492	*	Dorman Products, Inc	464
16,941		Drew Industries, Inc	472
58,919	*	Exide Technologies	198
13,635	*	Federal Mogul Corp (Class A)	150
2,861,177		Ford Motor Co	27,439
13,714	*,e	Fuel Systems Solutions, Inc	229
584,896	*	General Motors Co	11,534
109,188		Gentex Corp	2,279
184,702	*	Goodyear Tire & Rubber Co	2,181
176,709		Harley-Davidson, Inc	8,081
519,514		Johnson Controls, Inc	14,395
77,470		Lear Corp	2,923
36,302	*	Modine Manufacturing Co	252
4,154		Shiloh Industries, Inc	48
30,024		Spartan Motors, Inc	157
16,669		Standard Motor Products, Inc	235
20,247	*	Stoneridge, Inc	138
17,815		Superior Industries International, Inc	292
46,120	*	Tenneco, Inc	1,237
49,932	*,e	Tesla Motors, Inc	1,562
33,978		Thor Industries, Inc	931
5,700	*	Tower International, Inc	60
77,381	*	TRW Automotive Holdings Corp	2,845
40,138	*	Visteon Corp	1,505
50,019	*	WABCO Holdings, Inc	2,648
24,826	*,e	Winnebago Industries, Inc	253

		TOTAL AUTOMOBILES & COMPONENTS	98,044

BANKS - 3.3%
11,459		1st Source Corp	259
17,104	*	1st United Bancorp, Inc	106
5,520		Access National Corp	72
3,251		Alliance Financial Corp	112
5,882	e	American National Bankshares, Inc	139
18,171	*	Ameris Bancorp	229
4,648	e	Ames National Corp	107
18,000		Apollo Residential Mortgage	347

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

6,923	e	Arrow Financial Corp	$167
130,985		Associated Banc-Corp	1,728
66,701	e	Astoria Financial Corp	654
5,016		Bancfirst Corp	210
21,466		Banco Latinoamericano de Exportaciones S.A. (Class E)	460
73,283		Bancorpsouth, Inc	1,064
41,404		Bank Mutual Corp	183
38,126		Bank of Hawaii Corp	1,752
4,416	e	Bank of Kentucky Financial Corp	118
3,864		Bank of Marin Bancorp	143
22,826	e	Bank of the Ozarks, Inc	687
17,629		BankFinancial Corp	133
25,535		BankUnited	602
12,480		Banner Corp	273
3,044	e	Bar Harbor Bankshares	110
531,598		BB&T Corp	16,400
57,116	*	BBCN Bancorp, Inc	622
23,421	*	Beneficial Mutual Bancorp, Inc	202
16,854		Berkshire Hills Bancorp, Inc	371
5,599	*	BofI Holding, Inc	111
21,305		BOK Financial Corp	1,240
59,217		Boston Private Financial Holdings, Inc	529
4,741	e	Bridge Bancorp, Inc	112
7,190	*,e	Bridge Capital Holdings	116
54,590		Brookline Bancorp, Inc	483
8,337		Bryn Mawr Bank Corp	176
6,191	*	BSB Bancorp, Inc	79
2,500		C&F Financial Corp	100
5,527		Camden National Corp	202
8,819	*,e	Cape Bancorp, Inc	73
9,158	e	Capital City Bank Group, Inc	67
177,657		CapitalSource, Inc	1,194
128,335		Capitol Federal Financial	1,525
22,480		Cardinal Financial Corp	276
61,647		Cathay General Bancorp	1,018
9,768		Center Bancorp, Inc	110
16,756		Centerstate Banks of Florida, Inc	120
16,733	*,e	Central Pacific Financial Corp	236
2,883		Century Bancorp, Inc	86
18,856		Chemical Financial Corp	405
153,338	*	CIT Group, Inc	5,465
9,568		Citizens & Northern Corp	182
30,246	*	Citizens Republic Bancorp, Inc	518
12,921	e	City Holding Co	435
35,413		City National Corp	1,720
10,007		Clifton Savings Bancorp, Inc	104
6,672		CNB Financial Corp	109
21,290		CoBiz, Inc	133
31,348		Columbia Banking System, Inc	590
150,256		Comerica, Inc	4,614
59,084		Commerce Bancshares, Inc	2,239
28,981	e	Community Bank System, Inc	786

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

11,562	e	Community Trust Bancorp, Inc	$387
42,027		Cullen/Frost Bankers, Inc	2,416
67,239	e	CVB Financial Corp	783
23,810		Dime Community Bancshares	316
96,753	*	Doral Financial Corp	145
12,747	*	Eagle Bancorp, Inc	201
111,043		East West Bancorp, Inc	2,605
6,100	*	Encore Bancshares, Inc	126
4,559	e	Enterprise Bancorp, Inc	75
11,656		Enterprise Financial Services Corp	128
8,385	e	ESB Financial Corp	111
12,436		ESSA Bancorp, Inc	134
16,542	*	EverBank Financial Corp	180
14,022	e	Farmers National Banc Corp	87
7,387		Federal Agricultural Mortgage Corp (Class C)	194
6,717		Fidelity Southern Corp	58
696,477		Fifth Third Bancorp	9,333
7,979		Financial Institutions, Inc	135
9,860		First Bancorp (NC)	88
54,501	*	First Bancorp (Puerto Rico)	216
6,485	e	First Bancorp, Inc	110
58,052		First Busey Corp	280
16,444	*	First California Financial Group, Inc	113
4,123		First Citizens Bancshares, Inc (Class A)	687
84,375		First Commonwealth Financial Corp	568
12,139		First Community Bancshares, Inc	175
13,926	e	First Connecticut Bancorp	188
7,726		First Defiance Financial Corp	132
44,691		First Financial Bancorp	714
26,120	e	First Financial Bankshares, Inc	903
8,954		First Financial Corp	260
12,966		First Financial Holdings, Inc	139
12,796	*	First Financial Northwest, Inc	104
197,967		First Horizon National Corp	1,712
9,546		First Interstate Bancsystem, Inc	136
19,481		First Merchants Corp	243
57,533		First Midwest Bancorp, Inc	632
263,698		First Niagara Financial Group, Inc	2,017
5,749		First of Long Island Corp	167
6,248	e	First Pactrust Bancorp, Inc	74
77,940	*	First Republic Bank	2,619
82,846		FirstMerit Corp	1,369
23,200		Flushing Financial Corp	316
106,793		FNB Corp	1,161
7,261	*,e	FNB United Corp	94
11,394		Fox Chase Bancorp, Inc	165
10,443	*	Franklin Financial Corp	172
152,821		Fulton Financial Corp	1,527
8,476		German American Bancorp, Inc	174
56,600		Glacier Bancorp, Inc	877
7,809	e	Great Southern Bancorp, Inc	215
55,830	*	Guaranty Bancorp	118

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

58,181		Hancock Holding Co	$1,771
23,963	*	Hanmi Financial Corp	251
10,342		Heartland Financial USA, Inc	248
15,254	*	Heritage Commerce Corp	99
11,990	e	Heritage Financial Corp	176
6,199		Heritage Financial Group	80
14,409	*,e	Heritage Oaks Bancorp	80
939	*,e	Hingham Institution for Savings	57
5,389	*,e	Home Bancorp, Inc	92
18,696	e	Home Bancshares, Inc	572
12,641		Home Federal Bancorp, Inc	133
10,000	e	Home Loan Servicing Solutions Ltd	134
3,494	*	HomeStreet, Inc	112
2,726	e	Horizon Bancorp	72
392,635		Hudson City Bancorp, Inc	2,501
11,015		Hudson Valley Holding Corp	199
664,830		Huntington Bancshares, Inc	4,255
22,391		IBERIABANK Corp	1,130
17,904	e	Independent Bank Corp	523
40,567		International Bancshares Corp	792
33,889	*	Investors Bancorp, Inc	511
14,732		Kearny Financial Corp	143
728,383		Keycorp	5,638
7,275		K-Fed Bancorp	108
20,622		Lakeland Bancorp, Inc	217
12,420		Lakeland Financial Corp	333
96,572		M&T Bank Corp	7,974
15,363		MainSource Financial Group, Inc	182
41,491		MB Financial, Inc	894
6,437	*,e	Mercantile Bank Corp	119
3,784		Merchants Bancshares, Inc	104
7,250	*	Meridian Interstate Bancorp, Inc	101
11,922	*,e	MetroCorp Bancshares, Inc	127
142,224	*,e	MGIC Investment Corp	410
4,068		Middleburg Financial Corp	69
3,556	e	Midsouth Bancorp, Inc	50
5,257		MidWestOne Financial Group, Inc	113
2,927	*	NASB Financial, Inc	58
5,351	e	National Bankshares, Inc	161
101,297		National Penn Bancshares, Inc	969
14,584	*	Nationstar Mortgage Holdings, Inc	314
27,027		NBT Bancorp, Inc	584
331,783	e	New York Community Bancorp, Inc	4,156
14,313	e	Northfield Bancorp, Inc	203
4,751		Northrim BanCorp, Inc	102
81,183		Northwest Bancshares, Inc	951
10,808		OceanFirst Financial Corp	155
80,790	*	Ocwen Financial Corp	1,517
76,288		Old National Bancorp	916
9,164	*	OmniAmerican Bancorp, Inc	196
33,903		Oriental Financial Group, Inc	376
40,271		Oritani Financial Corp	579

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

2,800	*	Pacific Capital Bancorp	$128
14,467		Pacific Continental Corp	128
7,850	*	Pacific Mercantile Bancorp	54
27,050		PacWest Bancorp	640
10,731	e	Park National Corp	748
22,441	*	Park Sterling Bank	106
6,595	e	Peapack Gladstone Financial Corp	102
2,964	e	Penns Woods Bancorp, Inc	118
10,509	*	Pennsylvania Commerce Bancorp, Inc	126
6,808		Peoples Bancorp, Inc	150
4,902	*,e	Peoples Federal Bancshares, Inc	82
273,155		People’s United Financial, Inc	3,170
25,469	*	Pinnacle Financial Partners, Inc	497
403,370		PNC Financial Services Group, Inc	24,650
77,233	*	Popular, Inc	1,283
8,859	*,e	Preferred Bank	118
45,847		PrivateBancorp, Inc	677
35,938		Prosperity Bancshares, Inc	1,510
7,003		Provident Financial Holdings, Inc	81
45,191		Provident Financial Services, Inc	694
30,181		Provident New York Bancorp	229
110,376	e	Radian Group, Inc	363
1,076,498		Regions Financial Corp	7,266
19,501		Renasant Corp	306
6,104	e	Republic Bancorp, Inc (Class A)	136
22,920		Rockville Financial, Inc	265
7,271	e	Roma Financial Corp	62
20,998	e	S&T Bancorp, Inc	388
8,198	e	S.Y. Bancorp, Inc	196
18,232		Sandy Spring Bancorp, Inc	328
11,445		SCBT Financial Corp	403
55,743	*	Seacoast Banking Corp of Florida	84
7,907		SI Financial Group, Inc	91
8,919	e	Sierra Bancorp	88
36,419	*	Signature Bank	2,220
13,207	e	Simmons First National Corp (Class A)	307
12,186	e	Southside Bancshares, Inc	274
14,769	*	Southwest Bancorp, Inc	139
24,453	*	State Bank & Trust Co	371
16,183		StellarOne Corp	202
27,752		Sterling Bancorp	277
20,641	*	Sterling Financial Corp	390
7,140	*	Suffolk Bancorp	93
29,193	*	Sun Bancorp, Inc	79
410,690		SunTrust Banks, Inc	9,951
147,939		Susquehanna Bancshares, Inc	1,524
33,751	*	SVB Financial Group	1,982
597,443	e	Synovus Financial Corp	1,183
12,643	*,e	Taylor Capital Group, Inc	207
122,960		TCF Financial Corp	1,412
9,400		Territorial Bancorp, Inc	214
29,620	*	Texas Capital Bancshares, Inc	1,196

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

61,768	*	TFS Financial Corp	$590
16,995	*	The Bancorp, Inc	161
7,054	e	Tompkins Trustco, Inc	266
18,385	e	TowneBank	257
9,919	e	Trico Bancshares	153
72,196		Trustco Bank Corp NY	394
49,168		Trustmark Corp	1,204
24,801		UMB Financial Corp	1,271
85,518		Umpqua Holdings Corp	1,125
14,087		Union Bankshares Corp	204
38,221	e	United Bankshares, Inc	989
31,617	*,e	United Community Banks, Inc	271
15,445		United Financial Bancorp, Inc	222
12,704		Univest Corp of Pennsylvania	210
1,446,510		US Bancorp	46,520
147,776	e	Valley National Bancorp	1,566
26,270		ViewPoint Financial Group	411
20,684	*	Virginia Commerce Bancorp	174
7,900	*	Walker & Dunlop, Inc	102
12,184		Washington Banking Co	169
81,549		Washington Federal, Inc	1,377
10,818		Washington Trust Bancorp, Inc	264
52,669		Webster Financial Corp	1,141
3,743,402		Wells Fargo & Co	125,180
19,012		WesBanco, Inc	404
11,970		West Bancorporation, Inc	114
14,484	*	West Coast Bancorp	285
23,601	e	Westamerica Bancorporation	1,114
59,188	*	Western Alliance Bancorp	554
23,121		Westfield Financial, Inc	169
44,266	*	Wilshire Bancorp, Inc	243
27,726		Wintrust Financial Corp	984
5,884		WSFS Financial Corp	238
139,772		Zions Bancorporation	2,714

		TOTAL BANKS	388,217

CAPITAL GOODS - 8.3%
530,981		3M Co	47,576
29,148		A.O. Smith Corp	1,425
101,877	*,e	A123 Systems, Inc	128
13,279	e	Aaon, Inc	250
29,552		AAR Corp	398
30,986	*	Accuride Corp	186
17,815		Aceto Corp	161
52,376		Actuant Corp (Class A)	1,423
31,651		Acuity Brands, Inc	1,611
86,169	*	Aecom Technology Corp	1,417
28,439	*	Aegion Corp	509
14,335	*	Aerovironment, Inc	377
74,189	*	AGCO Corp	3,393
49,377	*,e	Air Lease Corp	957
43,373		Aircastle Ltd	523

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

4,490		Alamo Group, Inc	$141
23,047		Albany International Corp (Class A)	431
25,266		Alliant Techsystems, Inc	1,278
18,705		Altra Holdings, Inc	295
13,776	*	Ameresco, Inc	164
7,032	*	American Railcar Industries, Inc	191
7,536		American Science & Engineering, Inc	425
35,994	*,e	American Superconductor Corp	169
8,518		American Woodmark Corp	146
123,000		Ametek, Inc	6,139
8,632		Ampco-Pittsburgh Corp	158
24,223	*,e	API Technologies Corp	89
25,458		Apogee Enterprises, Inc	409
32,556		Applied Industrial Technologies, Inc	1,200
5,631		Argan, Inc	79
16,319		Armstrong World Industries, Inc	802
73,192	*	ArvinMeritor, Inc	382
15,638	*	Astec Industries, Inc	480
7,762	*	Astronics Corp	219
10,559		AZZ, Inc	647
90,144	*	Babcock & Wilcox Co	2,209
39,660		Barnes Group, Inc	963
74,030	*	BE Aerospace, Inc	3,232
35,044	*	Beacon Roofing Supply, Inc	884
34,599		Belden CDT, Inc	1,154
35,059	*	Blount International, Inc	514
17,407	*	Bluelinx Holdings, Inc	41
571,948		Boeing Co	42,495
37,869		Brady Corp (Class A)	1,042
39,839	e	Briggs & Stratton Corp	697
33,815	*,e	Builders FirstSource, Inc	160
9,868	*	CAI International, Inc	196
274,193	*,e	Capstone Turbine Corp	277
46,691		Carlisle Cos, Inc	2,476
7,045		Cascade Corp	331
498,090		Caterpillar, Inc	42,292
19,168		Ceradyne, Inc	492
23,760	*	Chart Industries, Inc	1,634
74,182		Chicago Bridge & Iron Co NV	2,816
12,832		CIRCOR International, Inc	437
38,968		Clarcor, Inc	1,877
21,101	*	CNH Global NV	820
6,482		Coleman Cable, Inc	56
38,377	*	Colfax Corp	1,058
12,813	*	Columbus McKinnon Corp	193
33,040		Comfort Systems USA, Inc	331
18,507	*	Commercial Vehicle Group, Inc	160
121,480		Cooper Industries plc	8,283
4,761	*	CPI Aerostructures, Inc	52
38,179		Crane Co	1,389
12,848		Cubic Corp	618
146,737		Cummins, Inc	14,219

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

35,284		Curtiss-Wright Corp	$1,096
438,793		Danaher Corp	22,852
303,700		Deere & Co	24,559
26,753	*	DigitalGlobe, Inc	406
113,848		Donaldson Co, Inc	3,799
14,128	e	Douglas Dynamics, Inc	201
140,993		Dover Corp	7,559
6,613	*	DXP Enterprises, Inc	274
25,816	*	Dycom Industries, Inc	480
12,440		Dynamic Materials Corp	216
4,594		Eastern Co	74
257,876	e	Eaton Corp	10,220
11,908	*	Edgen Group, Inc	90
50,074		EMCOR Group, Inc	1,393
561,469		Emerson Electric Co	26,152
15,305		Encore Wire Corp	410
25,675	*,e	Energy Recovery, Inc	62
37,162	*	EnerSys	1,303
15,889	*	EnPro Industries, Inc	594
20,938		ESCO Technologies, Inc	763
23,350	*	Esterline Technologies Corp	1,456
139,194		Exelis, Inc	1,372
226,019		Fastenal Co	9,110
50,117	*	Federal Signal Corp	293
26,655	*	Flow International Corp	84
41,708		Flowserve Corp	4,786
129,217		Fluor Corp	6,376
117,473	*	Fortune Brands Home & Security, Inc	2,616
18,245		Franklin Electric Co, Inc	933
12,439		Freightcar America, Inc	286
89,877	*,e	FuelCell Energy, Inc	91
25,764	*	Furmanite Corp	125
39,732		Gardner Denver, Inc	2,102
35,871		GATX Corp	1,381
42,477	*	GenCorp, Inc	277
18,874	*	Generac Holdings, Inc	454
40,126	*	General Cable Corp	1,041
242,634		General Dynamics Corp	16,004
8,090,632		General Electric Co	168,608
15,468	*	GeoEye, Inc	239
20,138	*	Gibraltar Industries, Inc	209
12,250	e	Global Power Equipment Group, Inc	268
95,640		Goodrich Corp	12,137
12,953		Gorman-Rupp Co	386
46,150		Graco, Inc	2,127
93,433	*	GrafTech International Ltd	902
12,308		Graham Corp	229
29,395		Granite Construction, Inc	768
44,924		Great Lakes Dredge & Dock Corp	320
15,067	*	Greenbrier Cos, Inc	265
37,869		Griffon Corp	325
21,180	*	H&E Equipment Services, Inc	318

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

8,389		Hardinge, Inc	$76
61,544		Harsco Corp	1,254
39,839	e	Heico Corp	1,574
74,803	*	Hexcel Corp	1,929
594,917		Honeywell International, Inc	33,220
12,024	e	Houston Wire & Cable Co	131
45,393		Hubbell, Inc (Class B)	3,538
37,789	*	Huntington Ingalls	1,521
4,796	*	Hurco Cos, Inc	98
62,789		IDEX Corp	2,448
39,772	*	II-VI, Inc	663
325,059		Illinois Tool Works, Inc	17,191
227,999		Ingersoll-Rand plc	9,617
10,094		Insteel Industries, Inc	113
24,916	*	Interline Brands, Inc	625
69,597		ITT Corp	1,225
98,521	*	Jacobs Engineering Group, Inc	3,730
20,027		John Bean Technologies Corp	272
80,876		Joy Global, Inc	4,588
9,545	*	Kadant, Inc	224
21,747		Kaman Corp	673
25,042		Kaydon Corp	536
113,401		KBR, Inc	2,802
61,060		Kennametal, Inc	2,024
14,447	*,e	KEYW Holding Corp	145
24,942	*,e	Kratos Defense & Security Solutions, Inc	146
74,364		L-3 Communications Holdings, Inc	5,504
13,874	*	Layne Christensen Co	287
7,262		LB Foster Co (Class A)	208
38,988		Lennox International, Inc	1,818
63,965		Lincoln Electric Holdings, Inc	2,801
10,010	e	Lindsay Manufacturing Co	650
6,398	*	LMI Aerospace, Inc	111
199,117		Lockheed Martin Corp	17,339
12,960		LSI Industries, Inc	92
12,907	*	Lydall, Inc	175
99,971	e	Manitowoc Co, Inc	1,170
272,388		Masco Corp	3,778
43,578	*	Mastec, Inc	655
10,825		Met-Pro Corp	100
7,039	*	Michael Baker Corp	184
14,602	*	Middleby Corp	1,455
7,280		Miller Industries, Inc	116
34,691	*	Moog, Inc (Class A)	1,434
17,106	*	MRC Global, Inc	364
34,768		MSC Industrial Direct Co (Class A)	2,279
21,466		Mueller Industries, Inc	914
118,277		Mueller Water Products, Inc (Class A)	409
13,261	*	MYR Group, Inc	226
4,424		Nacco Industries, Inc (Class A)	514
3,938	e	National Presto Industries, Inc	275
46,747	*	Navistar International Corp	1,326

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

19,754	*	NCI Building Systems, Inc	$214
12,459	*	NN, Inc	127
47,425		Nordson Corp	2,432
6,024	*,e	Nortek, Inc	301
191,980		Northrop Grumman Corp	12,246
8,845	*	Northwest Pipe Co	215
44,747	*	Orbital Sciences Corp	578
19,593	*	Orion Marine Group, Inc	136
69,175	*	Oshkosh Truck Corp	1,449
93,019	*	Owens Corning, Inc	2,655
275,631		Paccar, Inc	10,802
88,975		Pall Corp	4,877
114,637		Parker Hannifin Corp	8,813
76,198	e	Pentair, Inc	2,917
24,600		Perini Corp	312
12,323	*	Pike Electric Corp	95
13,529	*,e	PMFG, Inc	106
35,438	*,e	Polypore International, Inc	1,431
5,761	*	Powell Industries, Inc	215
110,965		Precision Castparts Corp	18,253
1,801		Preformed Line Products Co	104
19,995		Primoris Services Corp	240
3,700	*,e	Proto Labs, Inc	106
28,579	e	Quanex Building Products Corp	511
159,563	*	Quanta Services, Inc	3,841
13,791		Raven Industries, Inc	960
254,501		Raytheon Co	14,402
16,219	*	RBC Bearings, Inc	767
29,618		Regal-Beloit Corp	1,844
21,768	*	Rexnord Corp	436
29,287		Robbins & Myers, Inc	1,225
108,971		Rockwell Automation, Inc	7,199
111,391		Rockwell Collins, Inc	5,497
72,001		Roper Industries, Inc	7,098
24,579	*	Rush Enterprises, Inc (Class A)	402
8,467		Sauer-Danfoss, Inc	296
240	*	Seaboard Corp	512
8,300		SeaCube Container Leasing Ltd	142
51,148	*	Shaw Group, Inc	1,397
31,950		Simpson Manufacturing Co, Inc	943
44,614		Snap-On, Inc	2,777
90,789	*	Spirit Aerosystems Holdings, Inc (Class A)	2,164
37,552		SPX Corp	2,453
11,927		Standex International Corp	508
128,315		Stanley Works	8,258
12,518	*	Sterling Construction Co, Inc	128
15,189		Sun Hydraulics Corp	369
8,737		Sypris Solutions, Inc	61
21,485		TAL International Group, Inc	720
44,785	*	Taser International, Inc	235
28,168	*	Teledyne Technologies, Inc	1,737
14,645		Tennant Co	585

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

83,491	*	Terex Corp	$1,489
7,088	e	Textainer Group Holdings Ltd	262
211,407		Textron, Inc	5,258
10,410	*,e	Thermon Group Holdings	216
66,676		Timken Co	3,053
32,571	e	Titan International, Inc	799
11,613	*,e	Titan Machinery, Inc	353
22,572		Toro Co	1,654
39,014	*	TransDigm Group, Inc	5,240
13,203	*,e	Trex Co, Inc	397
24,820	*	Trimas Corp	499
61,064		Trinity Industries, Inc	1,525
38,084		Triumph Group, Inc	2,143
6,504	e	Twin Disc, Inc	120
353,546		Tyco International Ltd	18,685
70,844	*,e	United Rentals, Inc	2,412
696,516		United Technologies Corp	52,607
14,766		Universal Forest Products, Inc	576
57,668		URS Corp	2,011
58,472	*,e	USG Corp	1,114
17,556		Valmont Industries, Inc	2,124
12,845		Vicor Corp	89
43,945		W.W. Grainger, Inc	8,403
52,045	*	Wabash National Corp	345
22,186		Watsco, Inc	1,637
23,144		Watts Water Technologies, Inc (Class A)	772
33,347	*	WESCO International, Inc	1,919
35,993		Westinghouse Air Brake Technologies Corp	2,808
4,376	*	Willis Lease Finance Corp	54
52,887		Woodward Governor Co	2,086
139,194		Xylem, Inc	3,504

		TOTAL CAPITAL GOODS	940,759

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
41,289		ABM Industries, Inc	808
37,820	*	Acacia Research (Acacia Technologies)	1,408
87,875	*	ACCO Brands Corp	909
13,021		Acorn Energy, Inc	108
16,355		Administaff, Inc	442
25,530	*	Advisory Board Co	1,266
14,202		American Ecology Corp	252
26,021	*	American Reprographics Co	131
12,860	*	Asset Acceptance Capital Corp	87
8,882		Asta Funding, Inc	83
7,698	*	AT Cross Co	76
79,016		Avery Dennison Corp	2,160
6,166		Barrett Business Services, Inc	130
35,828		Brink’s Co	830
19,056	*	Casella Waste Systems, Inc (Class A)	111
41,673	*,e	CBIZ, Inc	248
7,981		CDI Corp	131
38,005	*,e	Cenveo, Inc	73

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

83,968		Cintas Corp	$3,242
36,298	*	Clean Harbors, Inc	2,048
8,210	*	Consolidated Graphics, Inc	239
85,446	*,e	Coolbrands International, Inc	216
80,516	*	Copart, Inc	1,907
27,057		Corporate Executive Board Co	1,106
76,892		Corrections Corp of America	2,264
6,267		Courier Corp	83
83,398		Covanta Holding Corp	1,430
8,400	*	CRA International, Inc	123
37,676		Deluxe Corp	940
23,101	*	Dolan Media Co	155
37,183		Dun & Bradstreet Corp	2,646
16,926	*	Encore Capital Group, Inc	501
67,718	*,e	EnergySolutions, Inc	114
20,747	*,e	EnerNOC, Inc	150
17,307		Ennis, Inc	266
93,656		Equifax, Inc	4,365
11,236	*	Exponent, Inc	594
9,375	*	Franklin Covey Co	96
32,036	*	FTI Consulting, Inc	921
15,088		G & K Services, Inc (Class A)	471
46,889	*	Geo Group, Inc	1,065
12,104	*	GP Strategies Corp	224
49,713		Healthcare Services Group	963
14,300		Heidrick & Struggles International, Inc	250
5,613	*,e	Heritage-Crystal Clean, Inc	92
43,782		Herman Miller, Inc	811
17,074	*	Hill International, Inc	55
33,809		HNI Corp	871
24,166	*	Hudson Highland Group, Inc	101
16,505	*	Huron Consulting Group, Inc	522
14,961	*	ICF International, Inc	357
114,792	*	ICO Global Communications Holdings Ltd	129
38,396	*	IHS, Inc (Class A)	4,136
22,974	*,e	Innerworkings, Inc	311
44,922		Interface, Inc	612
6,998		Intersections, Inc	111
117,434		Iron Mountain, Inc	3,871
21,500	*	KAR Auction Services, Inc	370
20,372		Kelly Services, Inc (Class A)	263
21,985	*	Kforce, Inc	296
25,171		Kimball International, Inc (Class B)	194
35,963		Knoll, Inc	483
34,304	*	Korn/Ferry International	492
62,295		Manpower, Inc	2,283
17,708		McGrath RentCorp	469
39,317	*	Metalico, Inc	86
21,996		Mine Safety Appliances Co	885
13,300	*	Mistras Group, Inc	350
28,189	*	Mobile Mini, Inc	406
8,734		Multi-Color Corp	194

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

40,393	*	Navigant Consulting, Inc	$511
92,217	*	Nielsen Holdings NV	2,418
4,943		NL Industries, Inc	62
50,328	*,e	Odyssey Marine Exploration, Inc	188
33,022	*	On Assignment, Inc	527
133,197	e	Pitney Bowes, Inc	1,994
13,016	*	Portfolio Recovery Associates, Inc	1,188
19,286		Quad	277
137,806	e	R.R. Donnelley & Sons Co	1,622
231,437		Republic Services, Inc	6,125
32,857		Resources Connection, Inc	404
112,120		Robert Half International, Inc	3,203
50,683		Rollins, Inc	1,134
16,511	*	RPX Corp	237
10,767		Schawk, Inc (Class A)	137
–	*,e	School Specialty, Inc	0	^
12,140	*	Standard Parking Corp	261
54,705		Steelcase, Inc (Class A)	494
64,951	*	Stericycle, Inc	5,954
31,978	*	SYKES Enterprises, Inc	510
15,368	*	Team, Inc	479
47,935	*	Tetra Tech, Inc	1,250
9,816	*	TMS International Corp	98
46,448		Towers Watson & Co	2,782
13,579	*	TRC Cos, Inc	83
36,370	*	TrueBlue, Inc	563
11,503		Unifirst Corp	733
31,063		United Stationers, Inc	837
112,125	*	Verisk Analytics, Inc	5,524
15,178		Viad Corp	304
2,793		VSE Corp	66
4,634	*	WageWorks, Inc	70
94,121		Waste Connections, Inc	2,816
353,615		Waste Management, Inc	11,812

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	109,045

CONSUMER DURABLES & APPAREL - 1.3%
29,617	e	American Greetings Corp (Class A)	433
9,523	*	Arctic Cat, Inc	348
91,526	*	Ascena Retail Group, Inc	1,704
8,829		Bassett Furniture Industries, Inc	91
76,302	*,e	Beazer Homes USA, Inc	248
7,843	e	Blyth, Inc	271
68,196		Brunswick Corp	1,515
51,179	e	Callaway Golf Co	302
37,626	*	Carter’s, Inc	1,979
4,557	*	Cavco Industries, Inc	234
5,581		Cherokee, Inc	78
31,639	*	Clarus Corp	299
219,388		Coach, Inc	12,829
9,339	e	Columbia Sportswear Co	501
68,785	*	CROCS, Inc	1,111

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

5,480		CSS Industries, Inc	$113
6,895		Culp, Inc	71
29,784	*,e	Deckers Outdoor Corp	1,311
4,329	*	Delta Apparel, Inc	59
212,202		DR Horton, Inc	3,900
18,783	e	Ethan Allen Interiors, Inc	374
78,988	*,e	Fifth & Pacific Cos, Inc	848
3,461		Flexsteel Industries, Inc	68
41,666	*	Fossil, Inc	3,189
82,384	*,e	Garmin Ltd	3,154
13,268	*	G-III Apparel Group Ltd	314
73,677	*	Hanesbrands, Inc	2,043
53,605		Harman International Industries, Inc	2,123
88,192		Hasbro, Inc	2,987
23,782	*	Helen of Troy Ltd	806
7,853	*	Hooker Furniture Corp	93
102,875	*,e	Hovnanian Enterprises, Inc (Class A)	298
54,965	*,e	Iconix Brand Group, Inc	960
21,039	*,e	iRobot Corp	466
24,481	e	Jakks Pacific, Inc	392
61,707		Jarden Corp	2,593
3,583	*	Johnson Outdoors, Inc	74
66,643	e	Jones Apparel Group, Inc	637
58,687	e	KB Home	575
6,203	*	Kenneth Cole Productions, Inc (Class A)	93
19,366	*,e	K-Swiss, Inc (Class A)	60
39,237	*	La-Z-Boy, Inc	482
34,167	*	Leapfrog Enterprises, Inc	351
106,800		Leggett & Platt, Inc	2,257
122,890	e	Lennar Corp (Class A)	3,799
16,013	*	Libbey, Inc	246
7,210		Lifetime Brands, Inc	90
16,303	*	M/I Homes, Inc	282
17,427	*	Maidenform Brands, Inc	347
8,407	e	Marine Products Corp	51
260,103		Mattel, Inc	8,439
29,150	e	MDC Holdings, Inc	952
22,694	*	Meritage Homes Corp	770
63,961	*	Michael Kors Holdings Ltd	2,676
43,299	*	Mohawk Industries, Inc	3,024
12,667		Movado Group, Inc	317
221,507		Newell Rubbermaid, Inc	4,018
275,967		Nike, Inc (Class B)	24,223
3,863	*	NVR, Inc	3,284
10,106		Oxford Industries, Inc	452
8,860	*	Perry Ellis International, Inc	184
53,300		Phillips-Van Heusen Corp	4,146
48,524		Polaris Industries, Inc	3,468
36,161		Pool Corp	1,463
256,906	*	Pulte Homes, Inc	2,749
107,027	*	Quiksilver, Inc	249
47,058		Ralph Lauren Corp	6,591

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

6,477		RG Barry Corp	$88
35,106	e	Ryland Group, Inc	898
47,340	*,e	Sealy Corp	88
27,339	*,e	Skechers U.S.A., Inc (Class A)	557
12,508	*,e	Skullcandy, Inc	177
52,271	*	Smith & Wesson Holding Corp	434
83,238	*,e	Standard-Pacific Corp	515
4,356	*	Steinway Musical Instruments, Inc	107
30,111	*	Steven Madden Ltd	956
14,503	e	Sturm Ruger & Co, Inc	582
50,128	*	Tempur-Pedic International, Inc	1,172
109,135	*	Toll Brothers, Inc	3,245
19,300		True Religion Apparel, Inc	559
16,316	*,e	Tumi Holdings, Inc	286
42,641		Tupperware Corp	2,335
28,977	*,e	Under Armour, Inc (Class A)	2,738
10,905	*	Unifi, Inc	124
11,370	*	Universal Electronics, Inc	150
15,069	*,e	Vera Bradley, Inc	318
66,632		VF Corp	8,892
31,228	*	Warnaco Group, Inc	1,330
5,214		Weyco Group, Inc	121
57,906		Whirlpool Corp	3,542
38,752		Wolverine World Wide, Inc	1,503
15,230	*,e	Zagg, Inc	166

		TOTAL CONSUMER DURABLES & APPAREL	155,337

CONSUMER SERVICES - 2.3%
18,260	*	AFC Enterprises	423
13,862	*,e	American Public Education, Inc	444
24,907		Ameristar Casinos, Inc	443
78,707	*	Apollo Group, Inc (Class A)	2,848
9,987	*	Ascent Media Corp (Series A)	517
33,030	*	Bally Technologies, Inc	1,541
10,282	e	Benihana, Inc	166
18,782	*	BJ’s Restaurants, Inc	714
9,987	*,e	Bluegreen Corp	50
22,385		Bob Evans Farms, Inc	900
37,877	*	Boyd Gaming Corp	273
14,947	*	Bravo Brio Restaurant Group, Inc	267
14,051	*,e	Bridgepoint Education, Inc	306
57,602		Brinker International, Inc	1,836
14,166	*	Buffalo Wild Wings, Inc	1,227
27,800	*,e	Caesars Entertainment Corp	317
12,593	*	Capella Education Co	438
46,334	*	Career Education Corp	310
16,070	*,e	Caribou Coffee Co, Inc	207
317,506		Carnival Corp	10,881
12,748		Carriage Services, Inc	106
8,099	*	Carrols Restaurant Group, Inc	48
14,608		CBRL Group, Inc	917
15,042		CEC Entertainment, Inc	547

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

46,024	*	Cheesecake Factory	$1,471
23,733	*	Chipotle Mexican Grill, Inc (Class A)	9,017
21,525		Choice Hotels International, Inc	859
9,609		Churchill Downs, Inc	565
23,500	*,e	Coinstar, Inc	1,614
3,869	e	Collectors Universe	57
59,209	*,e	Corinthian Colleges, Inc	171
98,248		Darden Restaurants, Inc	4,974
75,312	*	Denny’s Corp	334
50,888		DeVry, Inc	1,576
11,939	*	DineEquity, Inc	533
46,919		Domino’s Pizza, Inc	1,450
57,083		Dunkin Brands Group, Inc	1,960
21,777	*,e	Education Management Corp	151
4,221		Einstein Noah Restaurant Group, Inc	74
11,999	*	Fiesta Restaurant Group, Inc	159
2,428		Frisch’s Restaurants, Inc	69
23,715	*	Gaylord Entertainment Co	914
30,359	*	Grand Canyon Education, Inc	636
228,332		H&R Block, Inc	3,648
47,975		Hillenbrand, Inc	882
33,800	*	Hyatt Hotels Corp	1,256
4,863	*,e	Ignite Restaurant Group, Inc	88
225,240		International Game Technology	3,548
22,405		International Speedway Corp (Class A)	587
33,777		Interval Leisure Group, Inc	642
15,534	*	Isle of Capri Casinos, Inc	96
18,743	*,e	ITT Educational Services, Inc	1,139
39,870	*	Jack in the Box, Inc	1,112
47,403	*	Jamba, Inc	93
18,366	*,e	K12, Inc	428
39,822	*	Krispy Kreme Doughnuts, Inc	254
303,442		Las Vegas Sands Corp	13,197
32,744	*	Life Time Fitness, Inc	1,523
17,103		Lincoln Educational Services Corp	111
13,766	*	Luby’s, Inc	92
8,861		Mac-Gray Corp	125
14,891		Marcus Corp	205
196,233		Marriott International, Inc (Class A)	7,692
19,786	*	Marriott Vacations Worldwide Corp	613
23,085		Matthews International Corp (Class A)	750
776,002		McDonald’s Corp	68,700
296,888	*	MGM Mirage	3,313
8,692	*	Monarch Casino & Resort, Inc	79
23,956	*	Morgans Hotel Group Co	113
17,243	*	MTR Gaming Group, Inc	82
20,438	*	Multimedia Games, Inc	286
2,018	*	Nathan’s Famous, Inc	60
5,638		National American University Holdings, Inc	24
78,277	*	Orient-Express Hotels Ltd (Class A)	655
21,333	*	Panera Bread Co (Class A)	2,975
14,983	*	Papa John’s International, Inc	713

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

10,099	*,e	Peet’s Coffee & Tea, Inc	$606
50,416	*	Penn National Gaming, Inc	2,248
48,180	*	Pinnacle Entertainment, Inc	463
21,234	*,e	Premier Exhibitions, Inc	57
9,873	*	Red Lion Hotels Corp	85
11,853	*	Red Robin Gourmet Burgers, Inc	362
44,951	e	Regis Corp	807
111,785		Royal Caribbean Cruises Ltd	2,910
50,005	*	Ruby Tuesday, Inc	341
26,831	*	Ruth’s Chris Steak House, Inc	177
49,874	*	Scientific Games Corp (Class A)	426
165,818		Service Corp International	2,051
44,601	*	Shuffle Master, Inc	615
30,384		Six Flags Entertainment Corp	1,646
45,772	*	Sonic Corp	459
51,448		Sotheby’s (Class A)	1,716
9,984		Speedway Motorsports, Inc	169
577,720		Starbucks Corp	30,804
150,829		Starwood Hotels & Resorts Worldwide, Inc	8,000
958	*	Steak N Shake Co	370
11,970	*	Steiner Leisure Ltd	556
68,986	e	Stewart Enterprises, Inc (Class A)	493
9,323	e	Strayer Education, Inc	1,016
42,904		Texas Roadhouse, Inc (Class A)	791
16,126	*	Town Sports International Holdings, Inc	214
15,190		Universal Technical Institute, Inc	205
27,599	e	Vail Resorts, Inc	1,382
20,124	e	Weight Watchers International, Inc	1,038
230,986		Wendy’s	1,090
43,711	*	WMS Industries, Inc	872
111,352		Wyndham Worldwide Corp	5,873
60,884		Wynn Resorts Ltd	6,315
351,611		Yum! Brands, Inc	22,651

		TOTAL CONSUMER SERVICES	264,199

DIVERSIFIED FINANCIALS - 5.4%
38,978	*	Affiliated Managers Group, Inc	4,266
254,072	*	American Capital Ltd	2,559
764,623		American Express Co	44,508
167,051		Ameriprise Financial, Inc	8,730
149,594		Apollo Investment Corp	1,149
167,701		Ares Capital Corp	2,677
21,300	e	Artio Global Investors, Inc	75
8,219,889		Bank of America Corp	67,239
910,707		Bank of New York Mellon Corp	19,989
75,948		BGC Partners, Inc (Class A)	446
54,667	e	BlackRock Kelso Capital Corp	534
97,240		BlackRock, Inc	16,513
16,951		Calamos Asset Management, Inc (Class A)	194
436,767		Capital One Financial Corp	23,874
2,167		Capital Southwest Corp	223
22,738		Cash America International, Inc	1,001

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

66,839		CBOE Holdings, Inc	$1,850
820,091		Charles Schwab Corp	10,604
2,230,189		Citigroup, Inc	61,129
50,891		CME Group, Inc	13,644
14,207	e	Cohen & Steers, Inc	490
50,765	*	Cowen Group, Inc	135
5,989	*	Credit Acceptance Corp	506
9,816	*,e	Deerfield Capital Corp	72
1,990		Diamond Hill Investment Group, Inc	156
405,032		Discover Financial Services	14,006
33,079	*	Dollar Financial Corp	610
21,313		Duff & Phelps Corp	309
216,676	*	E*Trade Financial Corp	1,742
91,544	e	Eaton Vance Corp	2,467
10,984		Epoch Holding Corp	250
21,903		Evercore Partners, Inc (Class A)	512
36,390	*	Ezcorp, Inc (Class A)	854
39,284	*	FBR Capital Markets Corp	109
69,691	e	Federated Investors, Inc (Class B)	1,523
7,094	e	Fidus Investment Corp	108
62,757	e	Fifth Street Finance Corp	626
35,325	*,e	Financial Engines, Inc	758
23,334	*	First Cash Financial Services, Inc	937
58,259	*,e	First Marblehead Corp	68
1,504	*	Firsthand Technology Value Fund, Inc	27
107,910		Franklin Resources, Inc	11,977
5,142	e	Friedman Billings Ramsey Group, Inc (Class A)	112
4,229	*	FX Alliance, Inc	66
17,300	e	FXCM, Inc	203
7,000	e	Gain Capital Holdings, Inc	35
6,584		GAMCO Investors, Inc (Class A)	292
54,396		GFI Group, Inc	194
15,081		Gladstone Capital Corp	119
15,921		Gladstone Investment Corp	118
375,649		Goldman Sachs Group, Inc	36,009
10,597	e	Golub Capital BDC, Inc	160
16,998	*,e	Green Dot Corp	376
22,433	e	Greenhill & Co, Inc	800
14,431	*	GSV Capital Corp	134
16,757	*	Harris & Harris Group, Inc	64
38,185		Hercules Technology Growth Capital, Inc	433
22,560	*	HFF, Inc (Class A)	314
4,930	e	Horizon Technology Finance Corp	81
30,361		Interactive Brokers Group, Inc (Class A)	447
55,972	*	IntercontinentalExchange, Inc	7,611
12,794	*	International Assets Holding Corp	248
32,107	*	Internet Capital Group, Inc	297
342,435		Invesco Ltd	7,739
34,884	*	Investment Technology Group, Inc	321
36,000	e	iShares Russell 2000 Index Fund	2,867
50,823	e	iShares Russell 3000 Index Fund	4,085
140,813		Janus Capital Group, Inc	1,101

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

105,291	e	Jefferies Group, Inc	$1,368
11,011		JMP Group, Inc	68
2,906,920		JPMorgan Chase & Co	103,865
26,819	e	KBW, Inc	441
73,616	*	Knight Capital Group, Inc (Class A)	879
15,310	e	Kohlberg Capital Corp	111
73,441	*,e	Ladenburg Thalmann Financial Services, Inc	113
87,189		Lazard Ltd (Class A)	2,266
107,590		Legg Mason, Inc	2,837
148,276		Leucadia National Corp	3,154
38,545	*	LPL Financial Holdings, Inc	1,302
17,209		Main Street Capital Corp	416
10,552		Manning & Napier, Inc	150
27,836		MarketAxess Holdings, Inc	742
6,533		Marlin Business Services Corp	107
64,585		MCG Capital Corp	297
9,981		Medallion Financial Corp	106
12,771		Medley Capital Corp	154
7,162		MicroFinancial, Inc	58
150,373		Moody’s Corp	5,496
1,176,627		Morgan Stanley	17,166
91,923	*	MSCI, Inc (Class A)	3,127
17,411		MVC Capital, Inc	225
88,875		Nasdaq Stock Market, Inc	2,015
20,204		Nelnet, Inc (Class A)	465
23,100	*,e	Netspend Holdings, Inc	212
5,367		New Mountain Finance Corp	76
21,889	*	NewStar Financial, Inc	284
12,077		NGP Capital Resources Co	86
7,402	e	Nicholas Financial, Inc	95
166,517		Northern Trust Corp	7,663
194,468		NYSE Euronext	4,974
7,363		Oppenheimer Holdings, Inc	116
43,579		PennantPark Investment Corp	451
41,814	*,e	PHH Corp	731
17,372	*	Pico Holdings, Inc	389
13,978	*	Piper Jaffray Cos	328
92,946	e	Prospect Capital Corp	1,059
9,591		Pzena Investment Management, Inc (Class A)	42
86,796		Raymond James Financial, Inc	2,972
4,005	*,e	Regional Management Corp	66
9,098	*	Resource America, Inc (Class A)	58
21,125	*	Safeguard Scientifics, Inc	327
15,805	e	Sanders Morris Harris Group, Inc	138
110,255		SEI Investments Co	2,193
372,531		SLM Corp	5,852
28,070		Solar Capital Ltd	625
6,100		Solar Senior Capital Ltd	103
175,000		SPDR Trust Series 1	23,846
373,091		State Street Corp	16,655
40,347	*	Stifel Financial Corp	1,247
37,258		SWS Group, Inc	199

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

198,760		T Rowe Price Group, Inc	$12,514
3,999		TCP Capital Corp	58
177,302		TD Ameritrade Holding Corp	3,014
6,653		THL Credit, Inc	90
29,067	e	TICC Capital Corp	282
20,596	e	Triangle Capital Corp	469
4,394	*	Virtus Investment Partners, Inc	356
67,558		Waddell & Reed Financial, Inc (Class A)	2,046
21,153		Walter Investment Management Corp	496
3,869		Westwood Holdings Group, Inc	144
44,981	*	WisdomTree Investments, Inc	296
9,005	*,e	World Acceptance Corp	593

		TOTAL DIVERSIFIED FINANCIALS	621,745

ENERGY - 9.8%
70,225	*,e	Abraxas Petroleum Corp	224
1,730		Adams Resources & Energy, Inc	73
9,171		Alon USA Energy, Inc	78
172,068	*	Alpha Natural Resources, Inc	1,499
13,406	*,e	Amyris Biotechnologies, Inc	59
381,450		Anadarko Petroleum Corp	25,252
298,484		Apache Corp	26,234
6,580	e	APCO Argentina, Inc	119
21,957	*,e	Approach Resources, Inc	561
157,891	e	Arch Coal, Inc	1,088
52,556	*,e	ATP Oil & Gas Corp	178
44,174	*	Atwood Oceanics, Inc	1,672
334,552		Baker Hughes, Inc	13,750
23,122	*,e	Basic Energy Services, Inc	239
39,652		Berry Petroleum Co (Class A)	1,573
35,237	*,e	Bill Barrett Corp	755
6,457		Bolt Technology Corp	97
7,300	*	Bonanza Creek Energy, Inc	121
90,573	*,e	BPZ Energy, Inc	229
27,721		Bristow Group, Inc	1,127
31,882	*,e	C&J Energy Services, Inc	590
160,214		Cabot Oil & Gas Corp	6,312
79,978	*	Cal Dive International, Inc	232
27,753	*	Callon Petroleum Co	118
186,999	*	Cameron International Corp	7,987
14,570	e	CARBO Ceramics, Inc	1,118
29,745	*	Carrizo Oil & Gas, Inc	699
142,541	*,e	Cheniere Energy, Inc	2,101
505,890	e	Chesapeake Energy Corp	9,410
1,506,379		Chevron Corp	158,922
64,690		Cimarex Energy Co	3,566
4,602	*,e	Clayton Williams Energy, Inc	223
50,466	*,e	Clean Energy Fuels Corp	782
46,507	*	Cloud Peak Energy, Inc	786
140,665	*	Cobalt International Energy, Inc	3,306
36,545	*,e	Comstock Resources, Inc	600
79,401	*	Concho Resources, Inc	6,759

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

965,563		ConocoPhillips	$53,955
173,265		Consol Energy, Inc	5,240
9,289	*	Contango Oil & Gas Co	550
33,208	*	Continental Resources, Inc	2,212
5,548	*,e	CREDO Petroleum Corp	80
15,591	*,e	Crimson Exploration, Inc	72
30,807		Crosstex Energy, Inc	431
12,800	*	CVR Energy, Inc	340
67,340	*	CVR Energy, Inc (Contingent value right)	0	^
4,479	*	Dawson Geophysical Co	107
7,530		Delek US Holdings, Inc	132
300,252	*	Denbury Resources, Inc	4,537
312,459	*	Devon Energy Corp	18,119
52,496	e	Diamond Offshore Drilling, Inc	3,104
57,836	*	Dresser-Rand Group, Inc	2,576
30,642	*	Dril-Quip, Inc	2,010
28,282	*,e	Endeavour International Corp	238
55,035		Energen Corp	2,484
21,960	*	Energy Partners Ltd	371
60,385		Energy XXI Bermuda Ltd	1,889
205,883		EOG Resources, Inc	18,552
100,514		Equitable Resources, Inc	5,391
11,704	*	Evolution Petroleum Corp	98
101,047	e	EXCO Resources, Inc	767
55,293	*	Exterran Holdings, Inc	705
3,573,346	d	Exxon Mobil Corp	305,770
182,708	*	FMC Technologies, Inc	7,168
11,631	*,e	Forbes Energy Services Ltd	55
84,539	*	Forest Oil Corp	620
16,394	*	Forum Energy Technologies, Inc	323
39,564	e	Frontline Ltd	180
36,931	*	FX Energy, Inc	220
17,507	*	GasLog Ltd	178
54,404	*	Gastar Exploration Ltd	105
15,376	*	Georesources, Inc	563
15,467	*,e	Gevo, Inc	77
14,135	*	Global Geophysical Services, Inc	87
31,274	e	Golar LNG Ltd	1,179
20,317	*	Goodrich Petroleum Corp	282
20,962	*,e	Green Plains Renewable Energy, Inc	131
11,124		Gulf Island Fabrication, Inc	314
20,444	*	Gulfmark Offshore, Inc	696
42,673	*	Gulfport Energy Corp	880
53,307	*,e	Halcon Resources Corp	503
704,604		Halliburton Co	20,003
29,621	*,e	Harvest Natural Resources, Inc	253
101,502	*,e	Heckmann Corp	343
81,706	*	Helix Energy Solutions Group, Inc	1,341
72,674		Helmerich & Payne, Inc	3,160
108,718	*	Hercules Offshore, Inc	385
229,736		Hess Corp	9,982
154,526		Holly Corp	5,475

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

25,222	*	Hornbeck Offshore Services, Inc	$978
100,154	*	ION Geophysical Corp	660
823	*,e	Isramco, Inc	91
115,752	*	Key Energy Services, Inc	880
378,078		Kinder Morgan, Inc	12,182
20,784	*,e	KiOR, Inc (Class A)	186
18,775	e	Knightsbridge Tankers Ltd	153
195,747	*,e	Kodiak Oil & Gas Corp	1,607
53,500	*	Kosmos Energy LLC	591
15,300	*,e	Laredo Petroleum Holdings, Inc	318
25,668		Lufkin Industries, Inc	1,394
119,084	*,e	Magnum Hunter Resources Corp	498
542,377		Marathon Oil Corp	13,869
260,157		Marathon Petroleum Corp	11,686
10,300	*	Matador Resources Co	111
23,922	*	Matrix Service Co	272
176,324	*	McDermott International, Inc	1,964
78,067	*,e	McMoRan Exploration Co	989
18,666	*	Midstates Petroleum Co, Inc	181
31,904	*,e	Miller Petroleum, Inc	160
7,684	*	Mitcham Industries, Inc	130
147,081		Murphy Oil Corp	7,397
217,056	*	Nabors Industries Ltd	3,126
325,105		National Oilwell Varco, Inc	20,949
9,713	*	Natural Gas Services Group, Inc	144
101,438	*	Newfield Exploration Co	2,973
69,901	*	Newpark Resources, Inc	412
136,127		Noble Energy, Inc	11,546
37,402	e	Nordic American Tanker Shipping	508
48,403	*,e	Northern Oil And Gas, Inc	772
60,964	*,e	Oasis Petroleum, Inc	1,474
622,328		Occidental Petroleum Corp	53,376
82,172		Oceaneering International, Inc	3,933
39,049	*	Oil States International, Inc	2,585
25,757	e	Overseas Shipholding Group, Inc	286
4,918	*	OYO Geospace Corp	443
5,367		Panhandle Oil and Gas, Inc (Class A)	162
96,030	*	Parker Drilling Co	433
82,202	*,e	Patriot Coal Corp	100
119,282		Patterson-UTI Energy, Inc	1,737
22,888	*	PDC Energy, Inc	561
207,042		Peabody Energy Corp	5,077
35,015		Penn Virginia Corp	257
43,261	*,e	Petroquest Energy, Inc	216
9,723	*	PHI, Inc	270
478,723	*	Phillips 66	15,913
42,944	*	Pioneer Drilling Co	342
94,060		Pioneer Natural Resources Co	8,297
98,805	*	Plains Exploration & Production Co	3,476
136,144		Questar Market Resources, Inc	4,080
92,768	*,e	Quicksilver Resources, Inc	503

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

123,665		Range Resources Corp	$7,651
167,304	*	Rentech, Inc	345
35,433	*,e	Resolute Energy Corp	339
36,039	*,e	Rex Energy Corp	404
6,400	*	Rex Stores Corp	125
9,601	*	RigNet, Inc	167
40,850	*	Rosetta Resources, Inc	1,497
96,528	*	Rowan Cos PLC	3,121
49,925	e	RPC, Inc	594
7,400	*,e	Sanchez Energy Corp	154
373,618	*,e	SandRidge Energy, Inc	2,500
13,465	*,e	Saratoga Resources, Inc	79
1,019,515		Schlumberger Ltd	66,176
29,347	*	Scorpio Tankers, Inc	188
16,143		SEACOR Holdings, Inc	1,443
31,863	*	SemGroup Corp	1,017
34,031	e	Ship Finance International Ltd	532
24,842	*,e	Solazyme, Inc	345
266,693	*	Southwestern Energy Co	8,516
498,329		Spectra Energy Corp	14,481
49,022		St. Mary Land & Exploration Co	2,407
36,323	*	Stone Energy Corp	920
81,065		Sunoco, Inc	3,851
120,353	*	Superior Energy Services	2,435
32,148	*	Swift Energy Co	598
28,111	*	Synergy Resources Corp	87
21,292		Targa Resources Investments, Inc	909
27,666		Teekay Corp	810
48,134	e	Teekay Tankers Ltd (Class A)	219
23,351	*	Tesco Corp	280
108,582	*	Tesoro Corp	2,710
61,337	*	Tetra Technologies, Inc	437
10,963	*	TGC Industries, Inc	106
38,204		Tidewater, Inc	1,771
46,549	*,e	Triangle Petroleum Corp	260
117,937	*,e	Ultra Petroleum Corp	2,721
10,127	*	Union Drilling, Inc	45
36,980	*	Unit Corp	1,364
49,078	*,e	Uranerz Energy Corp	71
76,523	*,e	Uranium Energy Corp	175
48,465	*	Vaalco Energy, Inc	418
421,928		Valero Energy Corp	10,190
169,150	*,e	Vantage Drilling Co	254
22,450	*	Venoco, Inc	225
34,077	*,e	Voyager Oil & Gas, Inc	60
26,733		W&T Offshore, Inc	409
67,894	*	Warren Resources, Inc	163
41,735	e	Western Refining, Inc	929
7,723	*,e	Westmoreland Coal Co	62
89,390	*	Whiting Petroleum Corp	3,676
29,621	*	Willbros Group, Inc	191
475,213		Williams Cos, Inc	13,696

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

54,207		World Fuel Services Corp	$2,061
151,612	*	WPX Energy, Inc	2,453
19,733	*,e	ZaZa Energy Corp	89

		TOTAL ENERGY	1,129,646

FOOD & STAPLES RETAILING - 2.1%
14,244		Andersons, Inc	608
837		Arden Group, Inc (Class A)	73
29,235		Casey’s General Stores, Inc	1,725
7,700	*	Chefs’ Warehouse Holdings, Inc	139
330,798		Costco Wholesale Corp	31,426
978,474		CVS Corp	45,724
21,250	*	Fresh Market, Inc	1,140
33,356		Harris Teeter Supermarkets, Inc	1,367
8,163		Ingles Markets, Inc (Class A)	131
428,377		Kroger Co	9,934
10,977		Nash Finch Co	236
16,292	*	Pantry, Inc	239
13,557		Pricesmart, Inc	915
505,498	*	Rite Aid Corp	708
14,600	e	Roundy’s, Inc	149
183,872	e	Safeway, Inc	3,337
18,527		Spartan Stores, Inc	336
165,275	e	Supervalu, Inc	856
5,570	*	Susser Holdings Corp	207
444,125		Sysco Corp	13,239
36,743	*	United Natural Foods, Inc	2,016
6,413		Village Super Market (Class A)	209
662,169		Walgreen Co	19,587
1,290,521		Wal-Mart Stores, Inc	89,975
8,834		Weis Markets, Inc	393
138,095		Whole Foods Market, Inc	13,163

		TOTAL FOOD & STAPLES RETAILING	237,832

FOOD, BEVERAGE & TOBACCO - 5.6%
2,319		Alico, Inc	71
68,179	*,e	Alliance One International, Inc	236
1,553,811		Altria Group, Inc	53,684
3,728	*,e	Annie’s, Inc	156
502,983		Archer Daniels Midland Co	14,849
37,577	e	B&G Foods, Inc (Class A)	1,000
117,473		Beam, Inc	7,341
5,917	*,e	Boston Beer Co, Inc (Class A)	716
76,285		Brown-Forman Corp (Class B)	7,388
111,486		Bunge Ltd	6,995
9,305	e	Calavo Growers, Inc	238
10,929	e	Cal-Maine Foods, Inc	427
133,322		Campbell Soup Co	4,450
53,541	*,e	Central European Distribution Corp	153
31,603	*,e	Chiquita Brands International, Inc	158
4,202		Coca-Cola Bottling Co Consolidated	270
1,483,165		Coca-Cola Co	115,969

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

228,905		Coca-Cola Enterprises, Inc	$6,418
312,641		ConAgra Foods, Inc	8,107
120,264	*	Constellation Brands, Inc (Class A)	3,254
7,653	*	Craft Brewers Alliance, Inc	63
88,594	*	Darling International, Inc	1,461
447,735	*	DE Master Blenders 1753 NV	5,048
140,023	*	Dean Foods Co	2,385
16,103	e	Diamond Foods, Inc	287
27,600	*,e	Dole Food Co, Inc	242
161,709		Dr Pepper Snapple Group, Inc	7,075
5,320	*	Farmer Bros Co	42
85,492		Flowers Foods, Inc	1,986
27,620		Fresh Del Monte Produce, Inc	648
490,847		General Mills, Inc	18,918
105,274	*,e	Green Mountain Coffee Roasters, Inc	2,293
2,482		Griffin Land & Nurseries, Inc (Class A)	69
244,248		H.J. Heinz Co	13,282
27,245	*	Hain Celestial Group, Inc	1,500
114,534		Hershey Co	8,250
89,547	*	Hillshire Brands Co	2,596
102,534		Hormel Foods Corp	3,119
57,268		Ingredion, Inc	2,836
10,713	*	Inventure Foods, Inc	67
11,326		J&J Snack Foods Corp	669
85,533		J.M. Smucker Co	6,459
5,780	*	John B. Sanfilippo & Son, Inc	103
184,600		Kellogg Co	9,106
1,349,055		Kraft Foods, Inc (Class A)	52,102
14,250		Lancaster Colony Corp	1,015
33,835		Lance, Inc	854
3,603	e	Lifeway Foods, Inc	37
6,464	e	Limoneira Co	105
99,656		Lorillard, Inc	13,150
101,273		McCormick & Co, Inc	6,142
155,998		Mead Johnson Nutrition Co	12,559
97,904		Molson Coors Brewing Co (Class B)	4,074
108,688	*	Monster Beverage Corp	7,739
5,604		National Beverage Corp	84
15,084	*	Omega Protein Corp	111
1,194,227		PepsiCo, Inc	84,384
1,302,393		Philip Morris International, Inc	113,646
45,390	*,e	Pilgrim’s Pride Corp	325
21,173	*	Post Holdings, Inc	651
42,347	*	Ralcorp Holdings, Inc	2,826
251,372		Reynolds American, Inc	11,279
17,484	e	Sanderson Farms, Inc	801
7,792	*	Seneca Foods Corp	210
53,670	*	Smart Balance, Inc	504
122,861	*	Smithfield Foods, Inc	2,657
110,286	*,e	Star Scientific, Inc	503
14,223	*	Synutra International, Inc	77
18,653	e	Tootsie Roll Industries, Inc	445

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

26,938	*	TreeHouse Foods, Inc	$1,678
222,098		Tyson Foods, Inc (Class A)	4,182
18,707	e	Universal Corp	867
35,109	e	Vector Group Ltd	598
9,381	*	Westway Group, Inc	56

		TOTAL FOOD, BEVERAGE & TOBACCO	644,045

HEALTH CARE EQUIPMENT & SERVICES - 4.3%
15,924	*	Abaxis, Inc	589
27,756	*,e	Abiomed, Inc	633
17,443	*	Acadia Healthcare Co, Inc	306
43,084	*,e	Accretive Health, Inc	472
52,299	*	Accuray, Inc	358
265,283		Aetna, Inc	10,285
9,811	*	Air Methods Corp	964
54,705	*	Align Technology, Inc	1,830
145,378	*	Allscripts Healthcare Solutions, Inc	1,589
7,268	*	Almost Family, Inc	162
39,818	*	Alphatec Holdings, Inc	73
21,596	*,e	Amedisys, Inc	269
36,997	*	Amerigroup Corp	2,438
193,161		AmerisourceBergen Corp	7,601
30,580	*	AMN Healthcare Services, Inc	181
25,648	*	Amsurg Corp	769
10,953		Analogic Corp	679
18,523	*	Angiodynamics, Inc	222
8,891	*	Anika Therapeutics, Inc	121
90,626	*,e	Antares Pharma, Inc	330
20,843	*	Arthrocare Corp	610
17,166		Assisted Living Concepts, Inc (A Shares)	244
27,327	*,e	athenahealth, Inc	2,163
10,854	*	AtriCure, Inc	104
1,039		Atrion Corp	213
64,466		Bard (C.R.), Inc	6,926
420,369		Baxter International, Inc	22,343
154,798		Becton Dickinson & Co	11,571
18,346	*,e	Bio-Reference Labs, Inc	482
31,488	*	BioScrip, Inc	234
1,091,151	*	Boston Scientific Corp	6,187
74,076	*	Brookdale Senior Living, Inc	1,314
18,628		Cantel Medical Corp	508
21,051	*	Capital Senior Living Corp	223
264,307		Cardinal Health, Inc	11,101
9,837	*,e	Cardiovascular Systems, Inc	96
164,978	*	CareFusion Corp	4,237
38,611	*	Catalyst Health Solutions, Inc	3,608
39,667	*	Centene Corp	1,196
110,620	*	Cerner Corp	9,145
28,816	*,e	Cerus Corp	96
16,152	e	Chemed Corp	976
8,056	*	Chindex International, Inc	79

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

216,710		Cigna Corp	$9,535
69,450	*	Community Health Systems, Inc	1,947
9,537		Computer Programs & Systems, Inc	546
25,681	*,e	Conceptus, Inc	509
22,053		Conmed Corp	610
36,172		Cooper Cos, Inc	2,885
6,016	*	Corvel Corp	295
109,130		Coventry Health Care, Inc	3,469
368,279		Covidien plc	19,703
22,090	*	Cross Country Healthcare, Inc	97
27,223	*	CryoLife, Inc	142
22,734	*	Cyberonics, Inc	1,022
5,493	*	Cynosure, Inc (Class A)	116
71,147	*	DaVita, Inc	6,987
107,747	e	Dentsply International, Inc	4,074
7,513	*,e	Derma Sciences, Inc	72
50,790	*	DexCom, Inc	658
87,257	*	Edwards Lifesciences Corp	9,014
23,206	*,e	Emeritus Corp	391
42,117	*	Endologix, Inc	650
13,113		Ensign Group, Inc	371
20,936	*,e	EnteroMedics, Inc	72
13,740	*,e	ePocrates, Inc	110
4,898	*	Exactech, Inc	82
20,845	*	EXamWorks, Inc	276
614,961	*	Express Scripts Holding Co	34,333
24,001	*	Five Star Quality Care, Inc	74
35,041	*	Gen-Probe, Inc	2,880
22,160	*	Gentiva Health Services, Inc	154
19,254	*	Greatbatch, Inc	437
6,213	*,e	Greenway Medical Technologies	101
19,281	*	Haemonetics Corp	1,429
25,502	*	Hanger Orthopedic Group, Inc	654
32,412	*,e	Hansen Medical, Inc	74
125,573		HCA Holdings, Inc	3,821
197,006	*	Health Management Associates, Inc (Class A)	1,546
63,559	*	Health Net, Inc	1,543
71,500	*	Healthsouth Corp	1,663
14,864	*	HealthStream, Inc	386
28,116	*	Healthways, Inc	224
10,804	*,e	HeartWare International, Inc	959
68,617	*	Henry Schein, Inc	5,386
49,054		Hill-Rom Holdings, Inc	1,513
65,676	*	HMS Holdings Corp	2,188
200,085	*	Hologic, Inc	3,610
124,589		Humana, Inc	9,648
9,095	*	ICU Medical, Inc	485
43,803	*	Idexx Laboratories, Inc	4,211
36,536	*	Insulet Corp	781
16,089	*	Integra LifeSciences Holdings Corp	598
6,683	*	Integramed America, Inc	93
30,088	*	Intuitive Surgical, Inc	16,662

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

23,110		Invacare Corp	$357
64,014	*	Inverness Medical Innovations, Inc	1,244
11,925	*	IPC The Hospitalist Co, Inc	540
12,955	*	IRIS International, Inc	146
38,766	*	Kindred Healthcare, Inc	381
75,460	*	Laboratory Corp of America Holdings	6,988
8,629		Landauer, Inc	495
11,927	*	LHC Group, Inc	202
37,223	*	LifePoint Hospitals, Inc	1,525
65,929	e	Lincare Holdings, Inc	2,243
23,696	*	Magellan Health Services, Inc	1,074
27,393	*,e	MAKO Surgical Corp	702
38,810		Masimo Corp	869
179,799		McKesson Corp	16,856
44,883	*	MedAssets, Inc	604
17,100	*	Medidata Solutions, Inc	559
792,018		Medtronic, Inc	30,675
38,200	*,e	Merge Healthcare, Inc	109
31,965	e	Meridian Bioscience, Inc	654
29,037	*	Merit Medical Systems, Inc	401
31,344	*	Metropolitan Health Networks, Inc	300
28,078	*,e	MModal, Inc	364
21,513	*	Molina Healthcare, Inc	505
9,533	*	MWI Veterinary Supply, Inc	980
8,081	e	National Healthcare Corp	366
1,866		National Research Corp	98
19,956	*	Natus Medical, Inc	232
18,486	*	Neogen Corp	854
66,756	*,e	Neoprobe Corp	248
33,067	*	NuVasive, Inc	839
37,870	*	NxStage Medical, Inc	635
86,850		Omnicare, Inc	2,712
24,067	*	Omnicell, Inc	352
36,642	*	OraSure Technologies, Inc	412
14,876	*	Orthofix International NV	614
48,567		Owens & Minor, Inc	1,488
12,302	*	Palomar Medical Technologies, Inc	105
71,157		Patterson Cos, Inc	2,453
7,109	*	PDI, Inc	59
37,651	*	Pediatrix Medical Group, Inc	2,581
23,814	*	PharMerica Corp	260
9,836	*,e	PhotoMedex, Inc	120
8,598	*	Providence Service Corp	118
41,924	*	PSS World Medical, Inc	880
29,676		Quality Systems, Inc	816
118,617		Quest Diagnostics, Inc	7,105
21,781	*,e	Quidel Corp	342
108,952	*	Resmed, Inc	3,399
7,696	*	Rochester Medical Corp	83
12,187	*,e	Rockwell Medical Technologies, Inc	113
38,631	*	RTI Biologics, Inc	145
31,477	*	Select Medical Holdings Corp	318

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

42,129	*	Sirona Dental Systems, Inc	$1,896
15,881	*	Skilled Healthcare Group, Inc (Class A)	100
44,003	*	Solta Medical, Inc	129
26,592	*	Spectranetics Corp	304
239,615		St. Jude Medical, Inc	9,563
26,141	*	Staar Surgical Co	203
44,285		STERIS Corp	1,389
236,412		Stryker Corp	13,026
19,029	*	Sun Healthcare Group, Inc	159
40,216	*,e	Sunrise Senior Living, Inc	293
13,627	*	SurModics, Inc	236
52,688	*,e	SXC Health Solutions Corp	5,227
32,497	*	Symmetry Medical, Inc	279
20,027	*	Team Health Holdings, Inc	482
30,710		Teleflex, Inc	1,871
316,767	*	Tenet Healthcare Corp	1,660
44,951	*	Thoratec Corp	1,509
11,480	*,e	Tornier BV	257
14,800	*	Triple-S Management Corp (Class B)	271
57,226	*,e	Unilife Corp	193
792,201		UnitedHealth Group, Inc	46,345
28,773		Universal American Corp	303
69,358		Universal Health Services, Inc (Class B)	2,993
8,422		US Physical Therapy, Inc	214
2,349		Utah Medical Products, Inc	79
23,000	*	Vanguard Health Systems, Inc	204
87,752	*	Varian Medical Systems, Inc	5,333
12,709	*	Vascular Solutions, Inc	160
66,310	*	VCA Antech, Inc	1,457
5,028	*,e	Vocera Communications, Inc	135
39,957	*	Volcano Corp	1,145
32,075	*	WellCare Health Plans, Inc	1,700
252,693		WellPoint, Inc	16,119
26,348		West Pharmaceutical Services, Inc	1,330
28,863	*,e	Wright Medical Group, Inc	616
4,290		Young Innovations, Inc	148
12,908	*,e	Zeltiq Aesthetics, Inc	72
134,522		Zimmer Holdings, Inc	8,658

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	495,191

HOUSEHOLD & PERSONAL PRODUCTS - 2.0%
327,248		Avon Products, Inc	5,305
46,305	*	Central Garden and Pet Co (Class A)	504
106,151		Church & Dwight Co, Inc	5,888
99,351		Clorox Co	7,199
364,372		Colgate-Palmolive Co	37,931
17,747	*	Elizabeth Arden, Inc	689
49,897	*	Energizer Holdings, Inc	3,755
174,666		Estee Lauder Cos (Class A)	9,453
11,623	e	Female Health Co	68
20,617	*,e	Harbinger Group, Inc	161
89,168		Herbalife Ltd	4,309

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

12,258		Inter Parfums, Inc	$212
299,438		Kimberly-Clark Corp	25,084
9,661	*,e	Medifast, Inc	190
5,868		Nature’s Sunshine Products, Inc	89
41,386		Nu Skin Enterprises, Inc (Class A)	1,941
8,067	*	Nutraceutical International Corp	123
3,981		Oil-Dri Corp of America	87
4,547		Orchids Paper Products Co	80
38,233	*	Prestige Brands Holdings, Inc	604
2,093,505		Procter & Gamble Co	128,227
9,587	*	Revlon, Inc (Class A)	136
9,325		Schiff Nutrition International, Inc	167
17,518	*	Spectrum Brands, Inc	571
6,878	*,e	USANA Health Sciences, Inc	283
11,364		WD-40 Co	566

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	233,622

INSURANCE - 3.7%
257,107		ACE Ltd	19,059
355,867		Aflac, Inc	15,156
12,914	*	Alleghany Corp	4,388
27,778		Allied World Assurance Co Holdings Ltd	2,208
374,420		Allstate Corp	13,138
46,461	e	American Equity Investment Life Holding Co	512
61,424		American Financial Group, Inc	2,410
491,991	*	American International Group, Inc	15,788
4,964		American National Insurance Co	354
7,468	*	American Safety Insurance Holdings Ltd	140
13,065	*	Amerisafe, Inc	339
17,807	e	Amtrust Financial Services, Inc	529
251,640		Aon plc	11,772
103,465	*	Arch Capital Group Ltd	4,107
21,131		Argo Group International Holdings Ltd	619
89,396		Arthur J. Gallagher & Co	3,135
54,260		Aspen Insurance Holdings Ltd	1,568
65,382		Assurant, Inc	2,278
122,889		Assured Guaranty Ltd	1,733
83,728		Axis Capital Holdings Ltd	2,725
6,904		Baldwin & Lyons, Inc (Class B)	160
1,357,533	*	Berkshire Hathaway, Inc (Class B)	113,122
89,066		Brown & Brown, Inc	2,429
206,103		Chubb Corp	15,008
111,579		Cincinnati Financial Corp	4,248
32,879	*,e	Citizens, Inc (Class A)	321
19,762		CNA Financial Corp	548
162,070		Conseco, Inc	1,264
14,025		Crawford & Co (Class B)	57
9,364		Donegal Group, Inc (Class A)	124
4,850		Eastern Insurance Holdings, Inc	82
17,698	*	eHealth, Inc	285
4,503		EMC Insurance Group, Inc	91
31,204		Employers Holdings, Inc	563

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

31,116		Endurance Specialty Holdings Ltd	$1,192
6,491	*	Enstar Group Ltd	642
21,144		Erie Indemnity Co (Class A)	1,514
39,815		Everest Re Group Ltd	4,120
9,829		FBL Financial Group, Inc (Class A)	275
171,742		Fidelity National Title Group, Inc (Class A)	3,308
80,939		First American Financial Corp	1,373
40,236		Flagstone Reinsurance Holdings Ltd	322
377,648	*	Genworth Financial, Inc (Class A)	2,137
20,683	*	Greenlight Capital Re Ltd (Class A)	526
7,438	*	Hallmark Financial Services	58
34,492		Hanover Insurance Group, Inc	1,350
338,501		Hartford Financial Services Group, Inc	5,968
84,201		HCC Insurance Holdings, Inc	2,644
30,002	*	Hilltop Holdings, Inc	309
5,748		Homeowners Choice, Inc	101
29,235		Horace Mann Educators Corp	511
5,951	e	Independence Holding Co	59
10,619		Infinity Property & Casualty Corp	612
862		Investors Title Co	49
2,078	e	Kansas City Life Insurance Co	73
39,343		Kemper Corp	1,210
218,155		Lincoln National Corp	4,771
237,462		Loews Corp	9,715
34,934		Maiden Holdings Ltd	303
7,378	*	Markel Corp	3,259
417,952		Marsh & McLennan Cos, Inc	13,471
65,416		Max Capital Group Ltd	1,527
112,430	*,e	MBIA, Inc	1,215
42,189		Meadowbrook Insurance Group, Inc	371
20,342		Mercury General Corp	848
643,972		Metlife, Inc	19,867
38,114	e	Montpelier Re Holdings Ltd	811
35,464	*	National Financial Partners Corp	475
9,917		National Interstate Corp	264
1,551		National Western Life Insurance Co (Class A)	220
8,338	*	Navigators Group, Inc	417
195,723		Old Republic International Corp	1,623
20,220		OneBeacon Insurance Group Ltd (Class A)	263
49,344		PartnerRe Ltd	3,734
98,653	*	Phoenix Cos, Inc	183
28,637		Platinum Underwriters Holdings Ltd	1,091
13,808		Presidential Life Corp	136
35,780		Primerica, Inc	956
229,355		Principal Financial Group	6,016
23,371		ProAssurance Corp	2,082
466,529		Progressive Corp	9,718
64,541		Protective Life Corp	1,898
356,642		Prudential Financial, Inc	17,272
56,415		Reinsurance Group of America, Inc (Class A)	3,002
39,604		RenaissanceRe Holdings Ltd	3,010
16,141		RLI Corp	1,101

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

11,015		Safety Insurance Group, Inc	$448
14,868		SeaBright Insurance Holdings, Inc	132
40,400		Selective Insurance Group, Inc	703
35,995		Stancorp Financial Group, Inc	1,338
9,480		State Auto Financial Corp	133
12,744	e	Stewart Information Services Corp	196
59,563		Symetra Financial Corp	752
75,122		Torchmark Corp	3,797
28,710		Tower Group, Inc	599
297,089		Travelers Cos, Inc	18,966
12,914	*	United America Indemnity Ltd	262
17,338		United Fire & Casualty Co	370
10,064		Universal Insurance Holdings, Inc	34
218,285		UnumProvident Corp	4,176
72,700		Validus Holdings Ltd	2,329
84,224		W.R. Berkley Corp	3,278
4,478		White Mountains Insurance Group Ltd	2,336
236,648		XL Capital Ltd	4,979

		TOTAL INSURANCE	423,060

MATERIALS - 3.9%
24,943		A. Schulman, Inc	495
6,725	*,e	ADA-ES, Inc	171
5,113	*	AEP Industries, Inc	223
161,900		Air Products & Chemicals, Inc	13,070
52,484		Airgas, Inc	4,409
84,458	e	AK Steel Holding Corp	496
68,023		Albemarle Corp	4,057
811,261		Alcoa, Inc	7,099
81,466		Allegheny Technologies, Inc	2,598
68,161	*	Allied Nevada Gold Corp	1,934
18,051		AMCOL International Corp	511
20,501		American Vanguard Corp	545
50,149		Aptargroup, Inc	2,560
15,246	*,e	Arabian American Development Co	148
60,168		Ashland, Inc	4,170
21,090		Balchem Corp	688
119,517		Ball Corp	4,906
78,588		Bemis Co, Inc	2,463
76,383		Boise, Inc	503
14,781		Brush Engineered Materials, Inc	340
31,123		Buckeye Technologies, Inc	887
48,545		Cabot Corp	1,976
45,612	*	Calgon Carbon Corp	649
33,678		Carpenter Technology Corp	1,611
11,808	*,e	Castle (A.M.) & Co	125
118,461		Celanese Corp (Series A)	4,101
39,702	*	Century Aluminum Co	291
50,250		CF Industries Holdings, Inc	9,735
5,158	e	Chase Corp	68
73,547	*	Chemtura	1,066
19,978	*	Clearwater Paper Corp	682

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

108,906		Cleveland-Cliffs, Inc	$5,368
68,043	*	Coeur d’Alene Mines Corp	1,195
86,134		Commercial Metals Co	1,089
25,270		Compass Minerals International, Inc	1,928
113,742	*	Crown Holdings, Inc	3,923
35,121		Cytec Industries, Inc	2,059
9,014		Deltic Timber Corp	550
27,533		Domtar Corp	2,112
911,458		Dow Chemical Co	28,712
715,495		Du Pont (E.I.) de Nemours & Co	36,184
33,735		Eagle Materials, Inc	1,260
105,334		Eastman Chemical Co	5,306
198,486		Ecolab, Inc	13,602
66,070	*	Ferro Corp	317
38,825	*,e	Flotek Industries, Inc	363
104,720		FMC Corp	5,600
724,811		Freeport-McMoRan Copper & Gold, Inc (Class B)	24,693
14,460	e	FutureFuel Corp	152
51,402	*,e	General Moly, Inc	161
25,535		Georgia Gulf Corp	655
35,119		Glatfelter	575
47,286		Globe Specialty Metals, Inc	635
37,237	*	Gold Reserve, Inc	130
21,606	e	Gold Resource Corp	562
21,448	*,e	Golden Minerals Co	97
219,041	*,e	Golden Star Resources Ltd	254
122,089	*	Graphic Packaging Holding Co	671
24,459		Greif, Inc (Class A)	1,003
6,559	*	GSE Holding, Inc	69
36,749		H.B. Fuller Co	1,128
6,809	e	Hawkins, Inc	260
9,402		Haynes International, Inc	479
54,162	*	Headwaters, Inc	279
214,218	e	Hecla Mining Co	1,018
33,599	*	Horsehead Holding Corp	335
145,355		Huntsman Corp	1,881
16,427		Innophos Holdings, Inc	927
18,027	*	Innospec, Inc	534
61,486		International Flavors & Fragrances, Inc	3,369
330,393		International Paper Co	9,551
40,015	*	Intrepid Potash, Inc	911
14,023	e	Kaiser Aluminum Corp	727
32,261	*	Kapstone Paper and Packaging Corp	511
4,800		KMG Chemicals, Inc	93
16,539		Koppers Holdings, Inc	562
24,388	*	Kraton Polymers LLC	534
14,288	e	Kronos Worldwide, Inc	226
14,893	*	Landec Corp	127
101,464	*	Louisiana-Pacific Corp	1,104
13,887	*	LSB Industries, Inc	429
241,481		LyondellBasell Industries AF S.C.A	9,724
34,945	e	Martin Marietta Materials, Inc	2,754

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

150,503	*,e	McEwen Mining, Inc	$453
128,841		MeadWestvaco Corp	3,704
8,652	*	Metals USA Holdings Corp	138
60,363	*,e	Midway Gold Corp	84
13,589		Minerals Technologies, Inc	867
50,412	*,e	Molycorp, Inc	1,086
407,661		Monsanto Co	33,747
225,019		Mosaic Co	12,322
23,791		Myers Industries, Inc	408
11,726		Neenah Paper, Inc	313
6,813		NewMarket Corp	1,476
370,898		Newmont Mining Corp	17,991
25,216		Noranda Aluminium Holding Corp	201
242,523		Nucor Corp	9,191
63,038		Olin Corp	1,317
8,985		Olympic Steel, Inc	148
23,303	*	OM Group, Inc	443
32,453	*	Omnova Solutions, Inc	245
126,112	*	Owens-Illinois, Inc	2,418
74,848		Packaging Corp of America	2,114
90,889	*,e	Paramount Gold and Silver Corp	218
71,742		PolyOne Corp	981
116,306		PPG Industries, Inc	12,342
228,503		Praxair, Inc	24,845
9,804		Quaker Chemical Corp	453
56,307		Reliance Steel & Aluminum Co	2,844
55,110	*	Resolute Forest Products	638
18,123	*,e	Revett Minerals, Inc	60
54,046		Rock-Tenn Co (Class A)	2,948
52,353		Rockwood Holdings, Inc	2,322
47,154		Royal Gold, Inc	3,697
98,223		RPM International, Inc	2,672
23,200	*	RTI International Metals, Inc	525
19,399		Schnitzer Steel Industries, Inc (Class A)	544
11,976		Schweitzer-Mauduit International, Inc	816
32,453	e	Scotts Miracle-Gro Co (Class A)	1,334
143,206		Sealed Air Corp	2,211
38,347		Sensient Technologies Corp	1,408
66,324		Sherwin-Williams Co	8,778
92,473		Sigma-Aldrich Corp	6,837
37,804		Silgan Holdings, Inc	1,614
93,627		Solutia, Inc	2,626
76,188		Sonoco Products Co	2,297
126,623		Southern Copper Corp (NY)	3,990
25,932	*	Spartech Corp	134
165,292		Steel Dynamics, Inc	1,942
6,453		Stepan Co	608
94,371	*	Stillwater Mining Co	806
56,972	*,e	SunCoke Energy, Inc	835
61,033	*,e	Tahoe Resources, Inc	848
17,319	e	Texas Industries, Inc	676
10,121	*	Texas Petrochemicals, Inc	374

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

65,998		Titanium Metals Corp	$746
19,671		Tredegar Corp	286
4,092	*	UFP Technologies, Inc	69
1,357	*	United States Lime & Minerals, Inc	63
110,404	e	United States Steel Corp	2,274
4,623	*	Universal Stainless & Alloy	190
41,575	*	US Antimony Corp	168
9,000	*,e	US Silica Holdings Inc	101
71,121		Valspar Corp	3,733
82,408	*,e	Vista Gold Corp	240
98,368		Vulcan Materials Co	3,906
46,839		Walter Energy, Inc	2,068
37,679		Wausau Paper Corp	367
15,532	e	Westlake Chemical Corp	812
4,506	*	WHX Corp	61
41,959		Worthington Industries, Inc	859
56,274	*	WR Grace & Co	2,839
15,316		Zep, Inc	210
27,713	*,e	Zoltek Cos, Inc	250

		TOTAL MATERIALS	450,396

MEDIA - 3.4%
42,531	*	AMC Networks, Inc	1,512
20,466		Arbitron, Inc	716
71,065		Belo (A.H.) Corp (Class A)	458
153,456		Cablevision Systems Corp (Class A)	2,039
13,386	*	Carmike Cinemas, Inc	196
495,064		CBS Corp (Class B)	16,228
27,491	*,e	Central European Media Enterprises Ltd (Class A) Nasdaq	140
37,166	*	Charter Communications, Inc	2,634
83,274		Cinemark Holdings, Inc	1,903
28,047		Clear Channel Outdoor Holdings, Inc (Class A)	169
2,051,514		Comcast Corp (Class A)	65,586
13,062	*,e	Crown Media Holdings, Inc (Class A)	23
36,647	*,e	Cumulus Media, Inc (Class A)	110
772	*,e	Daily Journal Corp	66
8,428	*,e	Digital Domain Media Group, Inc	53
20,194	*,e	Digital Generation, Inc	250
500,088	*	DIRECTV	24,414
194,728	*	Discovery Communications, Inc (Class A)	10,515
153,317		DISH Network Corp (Class A)	4,377
54,653	*,e	DreamWorks Animation SKG, Inc (Class A)	1,042
18,269	*,e	Entercom Communications Corp (Class A)	110
38,482		Entravision Communications Corp (Class A)	47
21,197	*	EW Scripps Co (Class A)	204
5,404	*	Fisher Communications, Inc	162
179,105		Gannett Co, Inc	2,638
8,856	*	Global Sources Ltd	58
33,505		Harte-Hanks, Inc	306
339,042		Interpublic Group of Cos, Inc	3,679
33,375		John Wiley & Sons, Inc (Class A)	1,635
42,642	*	Journal Communications, Inc (Class A)	220

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

23,300	*	Knology, Inc	$458
58,933	*,e	Lamar Advertising Co (Class A)	1,685
200,350	*	Liberty Global, Inc (Class A)	9,943
82,873	*	Liberty Interactive LLC	7,285
29,608	*	Lin TV Corp (Class A)	89
59,685	*,e	Lions Gate Entertainment Corp	880
108,249	*	Live Nation, Inc	994
45,616	*	Madison Square Garden, Inc	1,708
29,313	e	Martha Stewart Living Omnimedia, Inc (Class A)	100
45,516	*,e	McClatchy Co (Class A)	100
214,434		McGraw-Hill Cos, Inc	9,650
19,518	e	MDC Partners, Inc	221
26,535	e	Meredith Corp	848
18,294		Morningstar, Inc	1,058
40,500		National CineMedia, Inc	614
104,815	*	New York Times Co (Class A)	818
1,599,731		News Corp (Class A)	35,657
7,914	*	Nexstar Broadcasting Group, Inc (Class A)	53
208,160		Omnicom Group, Inc	10,117
11,051		Outdoor Channel Holdings, Inc	81
77,967	*,e	Pandora Media, Inc	848
7,422	*	ReachLocal, Inc	82
12,373	*	Reading International, Inc	67
60,087	e	Regal Entertainment Group (Class A)	827
7,217	*	Rentrak Corp	149
2,741	*	Saga Communications, Inc	102
19,984		Scholastic Corp	563
64,773		Scripps Networks Interactive (Class A)	3,683
34,573		Sinclair Broadcast Group, Inc (Class A)	313
2,954,427	*,e	Sirius XM Radio, Inc	5,466
285,406		Thomson Corp	8,120
238,676		Time Warner Cable, Inc	19,595
733,071		Time Warner, Inc	28,223
32,675	*,e	Valassis Communications, Inc	711
403,021		Viacom, Inc (Class B)	18,950
212,326	e	Virgin Media, Inc	5,179
1,365,991		Walt Disney Co	66,250
3,249	e	Washington Post Co (Class B)	1,215
18,692	e	World Wrestling Entertainment, Inc (Class A)	146

		TOTAL MEDIA	384,338

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.6%
1,199,837		Abbott Laboratories	77,354
38,651	*,e	Achillion Pharmaceuticals, Inc	240
29,951	*	Acorda Therapeutics, Inc	706
6,188	*,e	Acura Pharmaceuticals, Inc	19
16,553	*	Aegerion Pharmaceuticals, Inc	246
30,064	*	Affymax, Inc	387
56,476	*	Affymetrix, Inc	265
17,407	*	Agenus, Inc	91
264,050		Agilent Technologies, Inc	10,361
44,535	*	Akorn, Inc	702

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

146,689	*	Alexion Pharmaceuticals, Inc	$14,566
93,543	*	Alkermes PLC	1,587
231,745		Allergan, Inc	21,453
63,430	*	Allos Therapeutics, Inc	114
35,380	*,e	Alnylam Pharmaceuticals, Inc	413
16,995	*	AMAG Pharmaceuticals, Inc	262
593,892		Amgen, Inc	43,377
22,849	*,e	Amicus Therapeutics, Inc	126
15,482	*,e	Ampio Pharmaceuticals, Inc	79
124,396	*	Amylin Pharmaceuticals, Inc	3,512
11,354	*	Anacor Pharmaceuticals, Inc	74
148,696	*,e	Arena Pharmaceuticals, Inc	1,484
128,917	*	Ariad Pharmaceuticals, Inc	2,219
40,003	*	Arqule, Inc	237
67,523	*	Array Biopharma, Inc	234
72,935	*	Astex Pharmaceuticals	152
36,727	*	Auxilium Pharmaceuticals, Inc	988
119,462	*,e	AVANIR Pharmaceuticals, Inc	468
27,927	*,e	AVEO Pharmaceuticals, Inc	340
8,246	*,e	BG Medicine, Inc	58
38,747	*,e	BioCryst Pharmaceuticals, Inc	154
15,220	*,e	BioDelivery Sciences International, Inc	68
184,303	*	Biogen Idec, Inc	26,609
93,223	*	BioMarin Pharmaceuticals, Inc	3,690
15,217	*	Bio-Rad Laboratories, Inc (Class A)	1,522
2,885	*	Biospecifics Technologies Corp	54
16,168	*,e	Biotime, Inc	74
1,289,765		Bristol-Myers Squibb Co	46,367
70,932	*	Bruker BioSciences Corp	944
47,523	*,e	Cadence Pharmaceuticals, Inc	170
20,927	*	Cambrex Corp	197
336,146	*	Celgene Corp	21,566
43,891	*,e	Celldex Therapeutics, Inc	228
49,716	*	Cepheid, Inc	2,225
39,385	*	Charles River Laboratories International, Inc	1,290
4,506	*,e	ChemoCentryx, Inc	68
10,510	*,e	Clovis Oncology, Inc	228
19,275	*,e	Codexis, Inc	72
32,316	*,e	Corcept Therapeutics, Inc	145
5,072	*	Cornerstone Therapeutics, Inc	32
10,237	*,e	Coronado Biosciences, Inc	52
46,088	*	Covance, Inc	2,205
48,456	*	Cubist Pharmaceuticals, Inc	1,837
8,942	*,e	Cumberland Pharmaceuticals, Inc	58
59,363	*,e	Curis, Inc	321
47,980	*,e	Cytori Therapeutics, Inc	130
119,216	*,e	Dendreon Corp	882
40,825	*	Depomed, Inc	232
34,683	*	Discovery Laboratories, Inc	80
18,782	*,e	Dusa Pharmaceuticals, Inc	98
69,074	*	Dyax Corp	147
140,378	*,e	Dynavax Technologies Corp	606

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

782,389		Eli Lilly & Co	$33,572
19,838	*	Emergent Biosolutions, Inc	301
89,664	*	Endo Pharmaceuticals Holdings, Inc	2,778
22,769	*,e	Endocyte, Inc	187
31,349	*	Enzon Pharmaceuticals, Inc	215
35,238	*	eResearch Technology, Inc	282
44,787	*	Exact Sciences Corp	480
115,674	*,e	Exelixis, Inc	640
15,551	*,e	Fluidigm Corp	234
203,023	*	Forest Laboratories, Inc	7,104
7,338	*	Furiex Pharmaceuticals Inc	154
14,823	*	Genomic Health, Inc	495
88,925	*,e	Geron Corp	153
580,467	*	Gilead Sciences, Inc	29,765
6,376	*,e	Golf Trust Of America, Inc	46
14,714	*	GTx, Inc	52
68,771	*,e	Halozyme Therapeutics, Inc	609
16,723	*	Harvard Bioscience, Inc	63
8,540	*	Hi-Tech Pharmacal Co, Inc	277
16,867	*,e	Horizon Pharma, Inc	120
126,136	*	Hospira, Inc	4,412
144,582	*,e	Human Genome Sciences, Inc	1,898
57,409	*,e	Idenix Pharmaceuticals, Inc	591
93,481	*,e	Illumina, Inc	3,776
30,850	*	ImmunoCellular Therapeutics Ltd	116
58,769	*,e	Immunogen, Inc	986
54,649	*,e	Immunomedics, Inc	195
49,816	*	Impax Laboratories, Inc	1,010
73,354	*,e	Incyte Corp	1,665
14,237	*,e	Infinity Pharmaceuticals, Inc	193
49,640	*,e	InterMune, Inc	593
57,510	*,e	Ironwood Pharmaceuticals, Inc	792
74,058	*,e	Isis Pharmaceuticals, Inc	889
31,607	*,e	Jazz Pharmaceuticals plc	1,423
2,097,223		Johnson & Johnson	141,689
53,997	*,e	Keryx Biopharmaceuticals, Inc	97
7,363	*	Lannett Co, Inc	31
154,334	*,e	Lexicon Pharmaceuticals, Inc	347
136,670	*	Life Technologies Corp	6,149
14,627	*	Ligand Pharmaceuticals, Inc (Class B)	248
31,134	*	Luminex Corp	762
86,613	*,e	MannKind Corp	198
16,568	*,e	MAP Pharmaceuticals, Inc	248
16,427		Maxygen, Inc	98
41,466	*	Medicines Co	951
47,245		Medicis Pharmaceutical Corp (Class A)	1,613
27,534	*	Medivation, Inc	2,517
5,876		Medtox Scientific, Inc	158
2,322,596		Merck & Co, Inc	96,969
11,316	*,e	Merrimack Pharmaceuticals, Inc	82
24,261	*	Mettler-Toledo International, Inc	3,781
34,069	*	Momenta Pharmaceuticals, Inc	461

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

327,160	*	Mylan Laboratories, Inc	$6,991
65,398	*	Myriad Genetics, Inc	1,555
87,448	*,e	Nektar Therapeutics	706
51,178	*	Neurocrine Biosciences, Inc	405
9,891	*,e	NewLink Genetics Corp	148
9,215	*	Novacea, Inc	57
69,550	*,e	Novavax, Inc	108
62,195	*	NPS Pharmaceuticals, Inc	535
12,855	*	Obagi Medical Products, Inc	196
17,474	*,e	Omeros Corp	175
7,745	*,e	OncoGenex Pharmaceutical, Inc	104
61,474	*,e	Oncothyreon, Inc	288
48,332	*	Onyx Pharmaceuticals, Inc	3,212
90,703	*,e	Opko Health, Inc	417
38,666	*,e	Optimer Pharmaceuticals, Inc	600
48,470	*	Orexigen Therapeutics, Inc	269
12,630	*,e	Osiris Therapeutics, Inc	139
26,111	*,e	Pacific Biosciences of California, Inc	57
14,382	*	Pacira Pharmaceuticals, Inc	231
24,948		Pain Therapeutics, Inc	117
28,130	*	Par Pharmaceutical Cos, Inc	1,017
46,620	*	Parexel International Corp	1,316
106,509	e	PDL BioPharma, Inc	706
86,372		PerkinElmer, Inc	2,228
70,263		Perrigo Co	8,286
5,718,079		Pfizer, Inc	131,517
40,141	*,e	Pharmacyclics, Inc	2,192
15,548	*	Pozen, Inc	97
22,810	*	Progenics Pharmaceuticals, Inc	223
178,940	*,e	Qiagen N.V. (NASDAQ)	2,988
40,523	*,e	Questcor Pharmaceuticals, Inc	2,157
37,364	*,e	Raptor Pharmaceutical Corp	209
59,007	*	Regeneron Pharmaceuticals, Inc	6,740
23,464	*	Repligen Corp	101
11,221	*,e	Repros Therapeutics, Inc	102
52,596	*	Rigel Pharmaceuticals, Inc	489
5,222	*,e	Sagent Pharmaceuticals	94
44,827	*	Salix Pharmaceuticals Ltd	2,440
45,925	*,e	Sangamo Biosciences, Inc	254
40,020	*	Santarus, Inc	284
43,039	*,e	Sciclone Pharmaceuticals, Inc	302
72,220	*,e	Seattle Genetics, Inc	1,834
87,069	*,e	Sequenom, Inc	354
26,901	*,e	SIGA Technologies, Inc	77
47,540	*,e	Spectrum Pharmaceuticals, Inc	740
6,322	*	Sucampo Pharmaceuticals, Inc (Class A)	44
21,433	*,e	Sunesis Pharmaceuticals, Inc	62
7,001	*	Synageva BioPharma Corp	284
31,480	*	Synergy Pharmaceuticals, Inc	150
28,613	*,e	Synta Pharmaceuticals Corp	157
21,017	*	Targacept, Inc	90
28,521		Techne Corp	2,116

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

49,146	*,e	Theravance, Inc	$1,092
280,399		Thermo Electron Corp	14,556
34,985	*	Threshold Pharmaceuticals, Inc	259
18,970	*,m	Trius Therapeutics, Inc	109
39,384	*	United Therapeutics Corp	1,945
26,661	*	Vanda Pharmaceuticals, Inc	117
9,108	*,e	Ventrus Biosciences, Inc	39
4,381	*	Verastem, Inc	45
161,189	*	Vertex Pharmaceuticals, Inc	9,014
72,979	*,e	Vical, Inc	263
54,700	*	Viropharma, Inc	1,296
74,791	*,e	Vivus, Inc	2,135
128,177		Warner Chilcott plc	2,297
70,145	*	Waters Corp	5,574
97,368	*	Watson Pharmaceuticals, Inc	7,204
22,676	*,e	Xenoport, Inc	137
51,247	*,e	XOMA Corp	154
54,772	*,e	ZIOPHARM Oncology, Inc	326
29,473	*,e	Zogenix, Inc	73

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	879,525

REAL ESTATE - 3.7%
33,340		Acadia Realty Trust	773
11,872	e	AG Mortgage Investment Trust	255
10,360		Agree Realty Corp	229
1,574		Alexander’s, Inc	679
47,428		Alexandria Real Estate Equities, Inc	3,449
351,724		AMB Property Corp	11,688
24,259		American Assets Trust,Inc	588
58,930		American Campus Communities, Inc	2,651
226,212	e	American Capital Agency Corp	7,603
27,579	e	American Capital Mortgage, Inc	659
121,124	*,e	American Realty Capital Trust, Inc	1,323
305,804		American Tower Corp	21,380
721,734		Annaly Capital Management, Inc	12,111
104,198		Anworth Mortgage Asset Corp	735
101,848		Apartment Investment & Management Co (Class A)	2,753
21,000	e	Apollo Commercial Real Estate Finance, Inc	337
5,944	e	Ares Commercial Real Estate Corp	104
126,835	*,e	ARMOUR Residential REIT, Inc	902
45,071		Ashford Hospitality Trust, Inc	380
38,683	e	Associated Estates Realty Corp	578
7,072	*	AV Homes, Inc	103
72,699		AvalonBay Communities, Inc	10,285
116,685		BioMed Realty Trust, Inc	2,180
114,441		Boston Properties, Inc	12,402
109,374		Brandywine Realty Trust	1,350
58,646		BRE Properties, Inc (Class A)	2,933
61,235		Camden Property Trust	4,144
23,300		Campus Crest Communities, Inc	242
54,804	e	Capital Lease Funding, Inc	227
62,121		Capstead Mortgage Corp	864

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

113,740	e	CBL & Associates Properties, Inc	$2,222
250,372	*	CBRE Group, Inc	4,097
62,638	e	Cedar Shopping Centers, Inc	316
10,703		Chatham Lodging Trust	153
24,872		Chesapeake Lodging Trust	428
757,920		Chimera Investment Corp	1,789
66,987		Colonial Properties Trust	1,483
25,359	e	Colony Financial, Inc	439
4,977	e	Consolidated-Tomoka Land Co	143
15,000		Coresite Realty	387
54,562	e	Corporate Office Properties Trust	1,283
80,554		Cousins Properties, Inc	624
51,575		CreXus Investment Corp	525
93,780		CubeSmart	1,094
84,256	e	CYS Investments, Inc	1,160
189,300	e	DCT Industrial Trust, Inc	1,193
170,033	e	DDR Corp	2,489
131,313		DiamondRock Hospitality Co	1,339
84,695	e	Digital Realty Trust, Inc	6,358
105,519		Douglas Emmett, Inc	2,437
203,927		Duke Realty Corp	2,985
45,206	e	DuPont Fabros Technology, Inc	1,291
41,887	e	Dynex Capital, Inc	435
21,692		EastGroup Properties, Inc	1,156
69,927		Education Realty Trust, Inc	775
35,904		Entertainment Properties Trust	1,476
31,491		Equity Lifestyle Properties, Inc	2,172
40,925	e	Equity One, Inc	868
229,571		Equity Residential	14,316
26,875	e	Essex Property Trust, Inc	4,137
27,824		Excel Trust, Inc	333
78,727	e	Extra Space Storage, Inc	2,409
49,143		Federal Realty Investment Trust	5,115
102,427	*	FelCor Lodging Trust, Inc	481
67,857	*	First Industrial Realty Trust, Inc	856
38,591		First Potomac Realty Trust	454
108,468	*	Forest City Enterprises, Inc (Class A)	1,584
29,389	*	Forestar Real Estate Group, Inc	376
56,329	e	Franklin Street Properties Corp	596
403,501		General Growth Properties, Inc	7,299
18,098	e	Getty Realty Corp	347
6,667	e	Gladstone Commercial Corp	111
106,365		Glimcher Realty Trust	1,087
28,458		Government Properties Income Trust	644
34,683	*,e	Gramercy Capital Corp	87
911	*,e	Gyrodyne Co of America, Inc	104
71,728	e	Hatteras Financial Corp	2,051
309,882		HCP, Inc	13,681
164,182		Health Care REIT, Inc	9,572
62,374		Healthcare Realty Trust, Inc	1,487
131,578		Hersha Hospitality Trust	695
56,490		Highwoods Properties, Inc	1,901

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

37,183		Home Properties, Inc	$2,282
94,278		Hospitality Properties Trust	2,335
549,227		Host Marriott Corp	8,689
20,901	*	Howard Hughes Corp	1,288
60,803		HRPT Properties Trust	1,163
27,463		Hudson Pacific Properties	478
64,150		Inland Real Estate Corp	538
87,900		Invesco Mortgage Capital, Inc	1,612
74,579	e	Investors Real Estate Trust	589
71,105	*,e	iStar Financial, Inc	459
33,460		Jones Lang LaSalle, Inc	2,355
26,989	e	Kennedy-Wilson Holdings, Inc	378
52,216	e	Kilroy Realty Corp	2,528
312,567		Kimco Realty Corp	5,948
35,097		Kite Realty Group Trust	175
65,968		LaSalle Hotel Properties	1,922
87,513	e	Lexington Corporate Properties Trust	741
84,513	e	Liberty Property Trust	3,113
24,755		LTC Properties, Inc	898
101,262		Macerich Co	5,980
67,066		Mack-Cali Realty Corp	1,950
102,587		Medical Properties Trust, Inc	987
267,655		MFA Mortgage Investments, Inc	2,112
31,305		Mid-America Apartment Communities, Inc	2,136
14,218		Mission West Properties, Inc	123
31,123		Monmouth Real Estate Investment Corp (Class A)	365
20,485		National Health Investors, Inc	1,043
81,480		National Retail Properties, Inc	2,305
12,951		New York Mortgage Trust, Inc	91
101,983	e	NorthStar Realty Finance Corp	532
32,022	e	NRDC Acquisition Corp	386
80,717	e	Omega Healthcare Investors, Inc	1,816
6,398		One Liberty Properties, Inc	120
26,223		Parkway Properties, Inc	300
40,071		Pebblebrook Hotel Trust	934
45,188		Pennsylvania Real Estate Investment Trust	677
31,980		Pennymac Mortgage Investment Trust	631
130,905		Piedmont Office Realty Trust, Inc	2,253
123,533		Plum Creek Timber Co, Inc	4,904
41,348		Post Properties, Inc	2,024
30,874		Potlatch Corp	986
14,049		PS Business Parks, Inc	951
108,920		Public Storage, Inc	15,730
41,823	e	RAIT Investment Trust	193
35,302		Ramco-Gershenson Properties	444
93,415		Rayonier, Inc	4,194
105,037	e	Realty Income Corp	4,387
60,300	e	Redwood Trust, Inc	753
69,743		Regency Centers Corp	3,318
60,606	e	Resource Capital Corp	323
56,079		Retail Properties of America, Inc	545
81,349		RLJ Lodging Trust	1,475

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

16,171	*,e	Rouse Properties, Inc	$219
28,029		Sabra Healthcare REIT, Inc	480
6,582		Saul Centers, Inc	282
6,836	*,e	Select Income REIT	162
124,150	e	Senior Housing Properties Trust	2,771
231,553		Simon Property Group, Inc	36,045
68,406		SL Green Realty Corp	5,489
21,282		Sovran Self Storage, Inc	1,066
49,920	*,e	St. Joe Co	789
18,598		STAG Industrial, Inc	271
88,626	e	Starwood Property Trust, Inc	1,889
134,064	*	Strategic Hotels & Resorts, Inc	866
22,677		Summit Hotel Properties, Inc	190
23,544	e	Sun Communities, Inc	1,042
89,758	*	Sunstone Hotel Investors, Inc	986
70,595		Tanger Factory Outlet Centers, Inc	2,263
44,830		Taubman Centers, Inc	3,459
11,747	*	Tejon Ranch Co	336
10,412		Terreno Realty Corp	157
24,399		Thomas Properties Group, Inc	133
165,389		Two Harbors Investment Corp	1,713
188,706		UDR, Inc	4,876
6,794		UMH Properties, Inc	73
10,285		Universal Health Realty Income Trust	427
19,529		Urstadt Biddle Properties, Inc (Class A)	386
220,633		Ventas, Inc	13,926
141,093		Vornado Realty Trust	11,849
49,089	e	Washington Real Estate Investment Trust	1,397
92,487		Weingarten Realty Investors	2,436
5,974	*,e	Western Asset Mortgage Capital Corp	116
407,759		Weyerhaeuser Co	9,117
6,173	e	Whitestone REIT	85
24,416		Winthrop Realty Trust	297

		TOTAL REAL ESTATE	422,799

RETAILING - 4.1%
14,742	*	1-800-FLOWERS.COM, Inc (Class A)	51
59,378		Aaron’s, Inc	1,681
64,852		Abercrombie & Fitch Co (Class A)	2,214
56,359		Advance Auto Parts, Inc	3,845
61,843	*	Aeropostale, Inc	1,103
276,673	*	Amazon.com, Inc	63,178
149,222		American Eagle Outfitters, Inc	2,944
6,968	*	America’s Car-Mart, Inc	271
37,641	*	Ann Taylor Stores Corp	959
19,614	*	Asbury Automotive Group, Inc	465
10,900	*	Audiovox Corp (Class A)	102
26,872	*,e	Autonation, Inc	948
29,004	*	Autozone, Inc	10,649
23,047	*,e	Barnes & Noble, Inc	379
23,033		Bebe Stores, Inc	135
178,357	*	Bed Bath & Beyond, Inc	11,022

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

207,694		Best Buy Co, Inc	$4,353
15,894		Big 5 Sporting Goods Corp	120
50,822	*	Big Lots, Inc	2,073
10,661	*,e	Blue Nile, Inc	317
8,762	*	Body Central Corp	79
9,116	e	Bon-Ton Stores, Inc	71
32,106	e	Brown Shoe Co, Inc	414
21,122	e	Buckle, Inc	836
34,762	*	Cabela’s, Inc	1,314
3,823	*,e	CafePress, Inc	57
173,276	*	Carmax, Inc	4,495
32,976	*	Casual Male Retail Group, Inc	120
21,208		Cato Corp (Class A)	646
130,733		Chico’s FAS, Inc	1,940
18,517	*	Children’s Place Retail Stores, Inc	923
12,866	*	Citi Trends, Inc	199
46,617	*	Collective Brands, Inc	999
12,208	*,e	Conn’s, Inc	181
8,334		Core-Mark Holding Co, Inc	401
10,433		Destination Maternity Corp	225
71,204		Dick’s Sporting Goods, Inc	3,418
22,481	e	Dillard’s, Inc (Class A)	1,432
140,673	*	Dollar General Corp	7,651
176,696	*	Dollar Tree, Inc	9,506
25,085		DSW, Inc (Class A)	1,365
66,797		Expedia, Inc	3,211
68,225		Express Parent LLC	1,240
73,774		Family Dollar Stores, Inc	4,904
39,004		Finish Line, Inc (Class A)	816
115,838		Foot Locker, Inc	3,542
26,617	*,e	Francesca’s Holdings Corp	719
29,664		Fred’s, Inc (Class A)	454
100,932	e	GameStop Corp (Class A)	1,853
231,166		Gap, Inc	6,325
18,687	*	Genesco, Inc	1,124
118,350		Genuine Parts Co	7,130
51,477		GNC Holdings, Inc	2,018
3,931	*	Gordmans Stores, Inc	65
17,052		Group 1 Automotive, Inc	778
30,800	*,e	Groupon, Inc	327
47,951	e	Guess?, Inc	1,456
16,062		Haverty Furniture Cos, Inc	179
13,509	*,e	HHgregg, Inc	153
20,590	*	Hibbett Sports, Inc	1,188
1,173,014		Home Depot, Inc	62,157
24,363	*,e	HomeAway, Inc	530
36,184	e	Hot Topic, Inc	351
28,823		HSN, Inc	1,163
121,911	e	JC Penney Co, Inc	2,842
21,133	*	JOS A Bank Clothiers, Inc	897
13,001	*	Kirkland’s, Inc	146
185,731		Kohl’s Corp	8,449

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

426,539	*	Liberty Media Holding Corp (Interactive A)	$7,588
184,218		Limited Brands, Inc	7,835
16,330		Lithia Motors, Inc (Class A)	376
112,596	*	LKQ Corp	3,761
917,543		Lowe’s Companies, Inc	26,094
21,092	*,e	Lumber Liquidators, Inc	713
316,537		Macy’s, Inc	10,873
16,477	*	MarineMax, Inc	157
8,386	*,e	Mattress Firm Holding Corp	254
39,013		Men’s Wearhouse, Inc	1,098
22,581		Monro Muffler, Inc	751
42,034	*,e	NetFlix, Inc	2,878
13,306	*	New York & Co, Inc	46
117,277		Nordstrom, Inc	5,827
20,499	e	Nutri/System, Inc	237
212,310	*	Office Depot, Inc	459
64,982	*	OfficeMax, Inc	329
23,547	*	Orbitz Worldwide, Inc	86
1,270	*	Orchard Supply Hardware Stores Corp	21
96,595	*	O’Reilly Automotive, Inc	8,092
11,517	*,e	Overstock.com, Inc	80
30,900	e	Penske Auto Group, Inc	656
37,199	e	PEP Boys - Manny Moe & Jack	368
15,450	e	PetMed Express, Inc	188
83,480		Petsmart, Inc	5,692
73,840		Pier 1 Imports, Inc	1,213
38,016	*	Priceline.com, Inc	25,262
78,808	e	RadioShack Corp	303
45,460		Rent-A-Center, Inc	1,534
172,917		Ross Stores, Inc	10,802
11,225	*,e	Rue21, Inc	283
85,217	*,e	Saks, Inc	908
116,447	*	Sally Beauty Holdings, Inc	2,997
27,541	*,e	Sears Holdings Corp	1,644
42,172	*	Select Comfort Corp	882
10,447		Shoe Carnival, Inc	225
27,118	*,e	Shutterfly, Inc	832
65,800		Signet Jewelers Ltd	2,896
29,758	e	Sonic Automotive, Inc (Class A)	407
3,181	*	Sourceforge, Inc	63
26,435		Stage Stores, Inc	484
528,058		Staples, Inc	6,891
17,973		Stein Mart, Inc	143
9,938	*,e	Systemax, Inc	117
54,244	*,e	Talbots, Inc	137
504,799		Target Corp	29,374
5,400	*,e	Teavana Holdings, Inc	73
97,585		Tiffany & Co	5,167
6,790	*	Tilly’s, Inc	109
565,681		TJX Companies, Inc	24,285
54,999		Tractor Supply Co	4,568
63,171	*	TripAdvisor, Inc	2,823

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

21,617	*	Tuesday Morning Corp	$93
48,024		Ulta Salon Cosmetics & Fragrance, Inc	4,484
81,376	*	Urban Outfitters, Inc	2,245
9,604	*	US Auto Parts Network, Inc	40
16,534	*	Vitacost.com, Inc	98
22,533	*	Vitamin Shoppe, Inc	1,238
11,292	*	West Marine, Inc	133
73,584	*	Wet Seal, Inc (Class A)	233
68,687		Williams-Sonoma, Inc	2,402
1,945		Winmark Corp	114
17,544	*,e	Zumiez, Inc	695

		TOTAL RETAILING	477,754

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.4%
29,482	*	Advanced Energy Industries, Inc	396
480,660	*	Advanced Micro Devices, Inc	2,754
11,245	*	Alpha & Omega Semiconductor Lt	103
244,761		Altera Corp	8,283
73,037	*,e	Amkor Technology, Inc	356
47,982	*,e	Anadigics, Inc	87
227,700		Analog Devices, Inc	8,577
979,117		Applied Materials, Inc	11,221
51,846	*	Applied Micro Circuits Corp	297
351,660	*	Atmel Corp	2,356
24,963	*	ATMI, Inc	513
33,948	*	AuthenTec, Inc	147
183,074		Avago Technologies Ltd	6,572
61,290	*	Axcelis Technologies, Inc	74
23,951	*	AXT, Inc	95
418,912		Broadcom Corp (Class A)	14,159
52,087		Brooks Automation, Inc	492
17,924		Cabot Microelectronics Corp	524
36,308	*,e	Cavium Networks, Inc	1,017
18,075	*	Ceva, Inc	318
50,384	*,e	Cirrus Logic, Inc	1,505
15,857		Cohu, Inc	161
88,620	*,e	Cree, Inc	2,275
23,525	*	Cymer, Inc	1,387
122,394		Cypress Semiconductor Corp	1,618
28,713	*	Diodes, Inc	539
21,955	*	DSP Group, Inc	139
105,554	*	Entegris, Inc	901
59,143	*,e	Entropic Communications, Inc	334
25,111	*	Exar Corp	205
95,996	*	Fairchild Semiconductor International, Inc	1,354
44,208	*,e	First Solar, Inc	666
34,973	*	Formfactor, Inc	226
38,914	*,e	Freescale Semiconductor Holdings Ltd	399
30,933	*,e	FSI International, Inc	111
13,134	*	GSI Technology, Inc	62
94,807	*,e	GT Solar International, Inc	501
25,280	*	Hittite Microwave Corp	1,292

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

15,509	*,e	Inphi Corp	$147
110,719	*	Integrated Device Technology, Inc	622
19,660	*	Integrated Silicon Solution, Inc	198
3,838,075		Intel Corp	102,286
10,099	*	Intermolecular, Inc	78
54,670	*,e	International Rectifier Corp	1,093
94,162		Intersil Corp (Class A)	1,003
16,725	*	IXYS Corp	187
128,607		Kla-Tencor Corp	6,334
50,517	*	Kopin Corp	174
153,484	*	Lam Research Corp	5,792
90,159	*	Lattice Semiconductor Corp	340
172,947		Linear Technology Corp	5,418
447,590	*	LSI Logic Corp	2,851
37,527	*	LTX-Credence Corp	251
4,431	*	MA-COM Technology Solutions	82
358,491		Marvell Technology Group Ltd	4,044
44,020	*	Mattson Technology, Inc	77
223,022		Maxim Integrated Products, Inc	5,718
12,640	*	MaxLinear, Inc	63
172,909	*	MEMC Electronic Materials, Inc	375
40,439		Micrel, Inc	385
145,335	e	Microchip Technology, Inc	4,808
756,136	*	Micron Technology, Inc	4,771
65,939	*	Microsemi Corp	1,219
24,281	*,e	Mindspeed Technologies, Inc	60
39,820	*	MIPS Technologies, Inc	266
38,788		MKS Instruments, Inc	1,122
21,310	*	Monolithic Power Systems, Inc	423
20,301	*,e	MoSys, Inc	66
18,167	*	Nanometrics, Inc	279
3,184	*,e	NVE Corp	171
472,164	*	Nvidia Corp	6,525
42,750	*,e	Omnivision Technologies, Inc	571
346,536	*	ON Semiconductor Corp	2,460
17,237	*	PDF Solutions, Inc	170
19,298	*	Pericom Semiconductor Corp	174
46,544	*	Photronics, Inc	284
26,715	*	PLX Technology, Inc	170
173,538	*	PMC - Sierra, Inc	1,066
22,028		Power Integrations, Inc	822
29,857	*,e	QuickLogic Corp	75
84,186	*,e	Rambus, Inc	483
209,504	*	RF Micro Devices, Inc	890
11,027	*,e	Rubicon Technology, Inc	112
20,900	*	Rudolph Technologies, Inc	182
50,038	*	Semtech Corp	1,217
27,850	*	Sigma Designs, Inc	178
56,384	*	Silicon Image, Inc	233
32,688	*	Silicon Laboratories, Inc	1,239
143,829	*	Skyworks Solutions, Inc	3,937
38,295	*	Spansion, Inc	420

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

18,903	*	Standard Microsystems Corp	$697
21,697	*,e	STR Holdings, Inc	99
35,781	*	SunPower Corp	172
8,595	*	Supertex, Inc	162
142,774	*	Teradyne, Inc	2,007
36,930		Tessera Technologies, Inc	568
873,675		Texas Instruments, Inc	25,066
121,131	*	Triquint Semiconductor, Inc	666
17,159	*	Ultra Clean Holdings	110
18,851	*	Ultratech, Inc	594
31,233	*,e	Veeco Instruments, Inc	1,073
18,190	*	Volterra Semiconductor Corp	427
199,973		Xilinx, Inc	6,713

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	282,281

SOFTWARE & SERVICES - 9.3%
38,595	*	Accelrys, Inc	312
494,379		Accenture plc	29,707
30,248	*	ACI Worldwide, Inc	1,337
29,457	*,e	Active Network, Inc	453
323,808		Activision Blizzard, Inc	3,882
40,528	*	Actuate Corp	281
62,110	*	Acxiom Corp	938
382,477	*	Adobe Systems, Inc	12,381
24,736	*	Advent Software, Inc	671
138,575	*	Akamai Technologies, Inc	4,400
38,484	*	Alliance Data Systems Corp	5,195
128,971	*	Amdocs Ltd	3,833
15,720	*	American Software, Inc (Class A)	125
23,501	*,e	Ancestry.com, Inc	647
27,450	*,e	Angie’s List, Inc	435
70,483	*	Ansys, Inc	4,448
71,841	*	AOL, Inc	2,017
74,946	*	Ariba, Inc	3,355
71,278	*	Aspen Technology, Inc	1,650
176,436	*	Autodesk, Inc	6,173
381,800		Automatic Data Processing, Inc	21,251
7,000	*	AVG Technologies NV	91
35,339	*,e	Bankrate, Inc	650
8,300	*,e	Bazaarvoice, Inc	151
35,258		Blackbaud, Inc	905
30,473	*	Blucora, Inc	375
124,623	*	BMC Software, Inc	5,319
16,977	e	Booz Allen Hamilton Holding Co	259
27,849	*	Bottomline Technologies, Inc	503
4,700	*,e	Brightcove, Inc	72
95,422		Broadridge Financial Solutions, Inc	2,030
20,308	*,e	BroadSoft, Inc	588
271,049		CA, Inc	7,343
20,259	*,e	CACI International, Inc (Class A)	1,115
209,812	*	Cadence Design Systems, Inc	2,306
23,561	*,e	Callidus Software, Inc	117

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

8,488	*,e	Carbonite, Inc	$76
32,719	*	Cardtronics, Inc	988
7,040		Cass Information Systems, Inc	283
52,926	*	Ciber, Inc	228
142,733	*	Citrix Systems, Inc	11,981
10,743	*,m	Clinical Data, Inc	10
232,543	*	Cognizant Technology Solutions Corp (Class A)	13,953
33,451	*	Commvault Systems, Inc	1,658
118,719		Computer Sciences Corp	2,947
11,045	*	Computer Task Group, Inc	166
173,306	*	Compuware Corp	1,610
24,577	*	comScore, Inc	405
34,178	*	Concur Technologies, Inc	2,328
21,930	*,e	Constant Contact, Inc	392
89,018		Convergys Corp	1,315
25,908	*,e	Cornerstone OnDemand, Inc	617
19,733	*	CoStar Group, Inc	1,602
28,626	*	CSG Systems International, Inc	495
32,566	*	DealerTrack Holdings, Inc	981
13,498	*	Deltek, Inc	156
22,760	*,e	Demand Media, Inc	255
5,143	*,e	Demandware, Inc	122
37,330	*	Dice Holdings, Inc	351
29,296	*	Digital River, Inc	487
5,437		DMRC Corp	140
26,145		DST Systems, Inc	1,420
82,942		Earthlink, Inc	617
23,712	*	EasyLink Services International Corp	172
884,308	*	eBay, Inc	37,150
23,473	e	Ebix, Inc	468
245,797	*	Electronic Arts, Inc	3,036
16,307	*	Ellie Mae, Inc	294
15,051	*	Envestnet, Inc	181
5,877	*,e	Envivio, Inc	38
4,600	*	EPAM Systems, Inc	78
25,591		EPIQ Systems, Inc	313
2,603	*	ePlus, Inc	84
36,582	*	Equinix, Inc	6,426
36,402	*	Euronet Worldwide, Inc	623
7,315	*	ExactTarget, Inc	160
17,988	*	ExlService Holdings, Inc	443
321,719	*,e	Facebook, Inc	10,012
34,865		Factset Research Systems, Inc	3,240
26,950		Fair Isaac Corp	1,139
22,225	*	FalconStor Software, Inc	58
191,511		Fidelity National Information Services, Inc	6,527
81,517	*	First American Corp	1,493
105,750	*	Fiserv, Inc	7,637
37,123	*	FleetCor Technologies, Inc	1,301
11,266		Forrester Research, Inc	381
99,834	*	Fortinet, Inc	2,318
73,416	*	Gartner, Inc	3,161

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

96,351	*	Genpact Ltd	$1,602
19,206	*,e,m	Gerber Scientific, Inc	0	^
51,313	*	Global Cash Access, Inc	370
60,916		Global Payments, Inc	2,633
49,882	*,e	Glu Mobile, Inc	277
197,659	*	Google, Inc (Class A)	114,657
9,927	*	Guidance Software, Inc	94
14,724	*,e	Guidewire Software, Inc	414
30,102	*	Hackett Group, Inc	168
28,656		Heartland Payment Systems, Inc	862
23,633	*,e	Higher One Holdings, Inc	289
58,207		IAC/InterActiveCorp	2,654
23,666	*	iGate Corp	403
7,359	*,e	Imperva, Inc	212
5,964	*	Infoblox, Inc	137
82,708	*	Informatica Corp	3,504
16,757	*	Innodata Isogen, Inc	115
11,116	*	Interactive Intelligence, Inc	314
34,783	*	Internap Network Services Corp	226
832,344		International Business Machines Corp	162,790
224,169		Intuit, Inc	13,304
41,039	*,e	Ipass, Inc	98
34,679	e	j2 Global, Inc	916
66,573		Jack Henry & Associates, Inc	2,298
32,026	*	JDA Software Group, Inc	951
11,700	*,e	Jive Software, Inc	246
20,173	*	Kenexa Corp	586
10,875		Keynote Systems, Inc	161
27,331	*,e	KIT Digital, Inc	117
19,259	*	Knot, Inc	171
65,087		Lender Processing Services, Inc	1,645
50,961	*,e	Limelight Networks, Inc	149
47,263	*	LinkedIn Corp	5,023
44,720	*	Lionbridge Technologies	141
17,773	*	Liquidity Services, Inc	910
40,701	*	Liveperson, Inc	776
15,508	*	LogMeIn, Inc	473
11,258	*	magicJack VocalTec Ltd	214
15,963	*	Manhattan Associates, Inc	730
18,418	e	Mantech International Corp (Class A)	432
16,386	e	Marchex, Inc (Class B)	59
17,156	*	Market Leader, Inc	87
82,794		Mastercard, Inc (Class A)	35,611
7,271	*	Mattersight Corp	58
25,522		MAXIMUS, Inc	1,321
23,100	*,e	MeetMe, Inc	54
73,403	*	Mentor Graphics Corp	1,101
60,589	*	Micros Systems, Inc	3,102
5,737,899		Microsoft Corp	175,521
6,468	*	MicroStrategy, Inc (Class A)	840
8,300	*	Millennial Media, Inc	109
33,165		ModusLink Global Solutions, Inc	99

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

16,742	*	MoneyGram International, Inc	$244
27,277	*	Monotype Imaging Holdings, Inc	457
95,930	*,e	Monster Worldwide, Inc	815
29,335	*	Move, Inc	267
28,739	*	Netscout Systems, Inc	620
23,872	*,e	NetSuite, Inc	1,307
51,981	*	NeuStar, Inc (Class A)	1,736
48,579		NIC, Inc	617
184,404	*	Nuance Communications, Inc	4,393
17,950	*,e	OpenTable, Inc	808
11,138		Opnet Technologies, Inc	296
2,917,796		Oracle Corp	86,659
90,859	*	Parametric Technology Corp	1,904
247,664		Paychex, Inc	7,779
12,459	e	Pegasystems, Inc	411
20,679	*	Perficient, Inc	232
9,472	*	Pervasive Software, Inc	71
14,513	*	PRG-Schultz International, Inc	115
50,287	*	Progress Software Corp	1,049
4,536	*	Proofpoint, Inc	77
14,689	*	PROS Holdings, Inc	247
3,320	*	QAD, Inc (Class A)	47
65,002	*	QLIK Technologies, Inc	1,438
44,391	*	Quest Software, Inc	1,236
20,643	*,e	QuinStreet, Inc	191
83,238	*	Rackspace Hosting, Inc	3,657
18,038		RealNetworks, Inc	156
27,469	*,e	RealPage, Inc	636
147,339	*	Red Hat, Inc	8,322
27,251	*,e	Responsys, Inc	330
8,173	*,e	Rosetta Stone, Inc	113
85,331	*	Rovi Corp	1,674
18,173	*	Saba Software, Inc	169
217,031		SAIC, Inc	2,630
105,902	*	Salesforce.com, Inc	14,642
93,643		Sapient Corp	943
13,766	*	Sciquest, Inc	247
21,571	*	Seachange International, Inc	178
38,121	*,e	ServiceSource International LLC	528
46,540	*	SolarWinds, Inc	2,027
53,861		Solera Holdings, Inc	2,251
22,394	*	Sourcefire, Inc	1,151
8,175	*,e	Spark Networks, Inc	42
11,818	*,e,m	Splunk, Inc	332
8,010	*	SPS Commerce, Inc	243
8,406	*	SRS Labs, Inc	76
25,703	*	SS&C Technologies Holdings, Inc	643
12,380		Stamps.com, Inc	305
32,388	*	SupportSoft, Inc	103
550,414	*	Symantec Corp	8,042
5,117	*	Synacor, Inc	70
20,217	*	Synchronoss Technologies, Inc	373

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

111,101	*	Synopsys, Inc	$3,270
11,627		Syntel, Inc	706
24,737	*	TA Indigo Holding Corp	108
59,506	*	Take-Two Interactive Software, Inc	563
23,016	*,e	Tangoe, Inc	490
4,323	*	TechTarget, Inc	22
12,644	*	TeleNav, Inc	78
19,317	*	TeleTech Holdings, Inc	309
128,452	*	Teradata Corp	9,250
124,754	*	TIBCO Software, Inc	3,733
92,801	*	TiVo, Inc	767
19,243	*	TNS, Inc	345
121,982		Total System Services, Inc	2,919
4,369	*,e	Travelzoo, Inc	99
24,748	*	Tyler Technologies, Inc	999
20,377	*	Ultimate Software Group, Inc	1,816
32,818	*	Unisys Corp	642
61,183		United Online, Inc	258
63,876	*	Unwired Planet, Inc	147
62,276	*	Valueclick, Inc	1,021
30,006	*	Vantiv, Inc	699
19,828	*	Vasco Data Security International	162
82,056	*	VeriFone Systems, Inc	2,715
16,436	*,e	Verint Systems, Inc	485
121,458		VeriSign, Inc	5,292
32,131	*,e	VirnetX Holding Corp	1,133
11,849	*	Virtusa Corp	158
400,176		Visa, Inc (Class A)	49,474
31,879	*,e	VistaPrint Ltd	1,030
67,563	*	VMware, Inc (Class A)	6,151
15,521	*	Vocus, Inc	289
41,422	*,e	WebMD Health Corp (Class A)	850
29,640	*	Websense, Inc	555
26,004	*	Website Pros, Inc	476
473,750		Western Union Co	7,978
29,100	*	Wright Express Corp	1,796
931,758	*	Yahoo!, Inc	14,750
6,421	*	Yelp, Inc	146
3,100	*,e	Zillow, Inc	120
47,197	*	Zix Corp	123
92,800	*,e	Zynga, Inc	505

		TOTAL SOFTWARE & SERVICES	1,081,983

TECHNOLOGY HARDWARE & EQUIPMENT - 7.2%
32,404	*,e	3D Systems Corp	1,106
44,402	*,e	Acme Packet, Inc	828
49,633		Adtran, Inc	1,498
18,766	*	Agilysys, Inc	163
126,015		Amphenol Corp (Class A)	6,921
14,600	*	Anaren, Inc	286
21,570		Anixter International, Inc	1,144
713,896	*	Apple, Inc	416,914

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

92,646	*	Arris Group, Inc	$1,289
85,185	*	Arrow Electronics, Inc	2,795
85,572	*,e	Aruba Networks, Inc	1,288
4,841	*,e	Audience, Inc	93
24,879	*	Avid Technology, Inc	185
110,749	*	Avnet, Inc	3,418
34,410		AVX Corp	368
9,650		Aware, Inc	62
15,077	*,e	AX Holding Corp	91
13,564	e	Badger Meter, Inc	509
7,316		Bel Fuse, Inc (Class B)	129
46,204	*	Benchmark Electronics, Inc	645
13,787		Black Box Corp	396
52,612	*,e	Bookham, Inc	160
53,964	*	Brightpoint, Inc	292
350,572	*	Brocade Communications Systems, Inc	1,728
21,514	*	CalAmp Corp	158
28,887	*,e	Calix Networks, Inc	237
30,668	*	Checkpoint Systems, Inc	267
75,431	*,e	Ciena Corp	1,235
4,090,437		Cisco Systems, Inc	70,233
32,766		Cognex Corp	1,037
19,403	*	Coherent, Inc	840
19,075		Comtech Telecommunications Corp	545
166,546	*	Comverse Technology, Inc	969
1,159,207		Corning, Inc	14,990
28,033	*	Cray, Inc	339
23,637		CTS Corp	223
22,322		Daktronics, Inc	154
11,133	*	Datalink Corp	106
1,125,729	*	Dell, Inc	14,094
47,853		Diebold, Inc	1,766
18,652	*	Digi International, Inc	191
39,772	*	Dolby Laboratories, Inc (Class A)	1,643
15,044	*	DTS, Inc	392
24,998	*,e	Echelon Corp	87
28,785	*	EchoStar Corp (Class A)	760
11,677		Electro Rent Corp	190
17,062		Electro Scientific Industries, Inc	202
39,428	*	Electronics for Imaging, Inc	641
1,597,886	*	EMC Corp	40,954
65,177	*	Emulex Corp	469
89,895	*	Extreme Networks, Inc	309
61,456	*	F5 Networks, Inc	6,119
15,539	*	Fabrinet	195
12,851	*	FARO Technologies, Inc	541
29,895	*	FEI Co	1,430
69,390	*,e	Finisar Corp	1,038
118,407		Flir Systems, Inc	2,309
51,681	*,e	Fusion-io, Inc	1,080
14,375	*	Globecomm Systems, Inc	146
20,123	*	GSI Group, Inc	231

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

85,574	*	Harmonic, Inc	$365
88,732		Harris Corp	3,713
42,057	*	Harris Stratex Networks, Inc (Class A)	118
1,509,714		Hewlett-Packard Co	30,360
21,588	*	Imation Corp	128
18,659	*	Immersion Corp	105
88,583	*,e	Infinera Corp	606
116,956	*	Ingram Micro, Inc (Class A)	2,043
34,716	*	Insight Enterprises, Inc	584
32,759	e	InterDigital, Inc	967
45,111	*	Intermec, Inc	280
14,156	*	Intevac, Inc	106
28,033	*,e	InvenSense, Inc	317
24,446	*,e	IPG Photonics Corp	1,066
31,091	*	Itron, Inc	1,282
29,634	*	Ixia	356
142,635		Jabil Circuit, Inc	2,900
176,416	*	JDS Uniphase Corp	1,941
404,685	*	Juniper Networks, Inc	6,600
33,781	*	Kemet Corp	203
7,812	*	Key Tronic Corp	64
10,929	*	KVH Industries, Inc	137
12,911	*	LeCroy Corp	184
55,449		Lexmark International, Inc (Class A)	1,474
17,104		Littelfuse, Inc	973
8,072		Loral Space & Communications, Inc	544
22,942	*,e	Maxwell Technologies, Inc	150
11,532	*	Measurement Specialties, Inc	375
23,128	*	Mercury Computer Systems, Inc	299
1,988		Mesa Laboratories, Inc	92
28,385		Methode Electronics, Inc	242
104,638	e	Molex, Inc	2,505
223,045		Motorola, Inc	10,731
13,932		MTS Systems Corp	537
9,079	*	Multi-Fineline Electronix, Inc	224
69,482		National Instruments Corp	1,866
122,276	*	NCR Corp	2,779
17,608	*,e	Neonode, Inc	108
6,600	*,e	NeoPhotonics Corp Ltd	33
279,323	*	NetApp, Inc	8,888
28,803	*	Netgear, Inc	994
27,910	*	Newport Corp	335
7,509	*,e	Numerex Corp	70
58,785	*,e	OCZ Technology Group, Inc	312
15,398	*	Oplink Communications, Inc	208
14,702	*	OSI Systems, Inc	931
18,452		Park Electrochemical Corp	478
56,204	*,e	Parkervision, Inc	134
6,868		PC Connection, Inc	73
13,367		PC-Tel, Inc	86
34,900		Plantronics, Inc	1,166
27,845	*	Plexus Corp	785

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

135,032	*	Polycom, Inc	$1,421
53,353	*,e	Power-One, Inc	241
16,952	*,e	Procera Networks, Inc	412
79,841	*	QLogic Corp	1,093
1,309,116		Qualcomm, Inc	72,891
171,155	*	Quantum Corp	347
25,143	*,e	Rackable Systems, Inc	161
15,185	*	Radisys Corp	95
37,752	*,e	RealD, Inc	565
11,626		Richardson Electronics Ltd	143
120,998	*	Riverbed Technology, Inc	1,954
21,664	*	Rofin-Sinar Technologies, Inc	410
12,342	*	Rogers Corp	489
185,981	*	SanDisk Corp	6,785
61,646	*	Sanmina-SCI Corp	505
22,159	*	Scansource, Inc	679
31,292	*	ShoreTel, Inc	137
165,491	*	Sonus Networks, Inc	356
27,036	*	STEC, Inc	211
15,369	*,e	Stratasys, Inc	762
20,839	*	Super Micro Computer, Inc	331
14,861		Sycamore Networks, Inc	216
35,188	*	Symmetricom, Inc	211
26,694	*,e	Synaptics, Inc	764
19,931	*	SYNNEX Corp	687
30,951	*	Tech Data Corp	1,491
277,614		Tellabs, Inc	924
12,947		Telular Corp	120
3,883		Tessco Technologies, Inc	86
95,550	*	Trimble Navigation Ltd	4,396
41,884	*	TTM Technologies, Inc	394
6,700	*,e	Ubiquiti Networks, Inc	95
29,474	*,e	Universal Display Corp	1,059
27,617	*	Viasat, Inc	1,043
3,408	*	Viasystems Group, Inc	58
115,954	*	Vishay Intertechnology, Inc	1,093
9,508	*	Vishay Precision Group, Inc	133
40,762	*	Westell Technologies, Inc	97
179,504	*	Western Digital Corp	5,471
1,028,752		Xerox Corp	8,096
41,665	*	Zebra Technologies Corp (Class A)	1,432
12,959	*	Zygo Corp	231

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	818,330

TELECOMMUNICATION SERVICES - 2.8%
46,463	*,e	8x8, Inc	195
16,682		AboveNet, Inc	1,401
4,477,094		AT&T, Inc	159,654
7,918		Atlantic Tele-Network, Inc	267
12,079	*,e	Boingo Wireless, Inc	140
20,132	*	Cbeyond Communications, Inc	136
467,188		CenturyTel, Inc	18,449

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

168,115	*,e	Cincinnati Bell, Inc	$625
268,714	*,e	Clearwire Corp (Class A)	301
35,274	*	Cogent Communications Group, Inc	679
20,626	e	Consolidated Communications Holdings, Inc	305
223,713	*	Crown Castle International Corp	13,123
16,551	*,e	Fairpoint Communications, Inc	102
762,890	e	Frontier Communications Corp	2,922
38,028	*	General Communication, Inc (Class A)	316
7,568	*,e	Hawaiian Telcom Holdco, Inc	148
10,686		HickoryTech Corp	119
10,513		IDT Corp (Class B)	103
24,433	*	inContact, Inc	122
33,317	*	Iridium Communications, Inc	299
46,753	*,e	Leap Wireless International, Inc	301
124,143	*	Level 3 Communications, Inc	2,750
11,759		Lumos Networks Corp	111
232,390	*	MetroPCS Communications, Inc	1,406
25,073	*	Neutral Tandem, Inc	330
128,973	*,e	NII Holdings, Inc (Class B)	1,319
11,759		NTELOS Holdings Corp	222
28,044	*	Orbcomm, Inc	91
46,371	*	Premiere Global Services, Inc	389
9,204	e	Primus Telecommunications Group, Inc	143
92,557	*	SBA Communications Corp (Class A)	5,280
18,151		Shenandoah Telecom Co	247
2,280,035	*	Sprint Nextel Corp	7,433
11,067		SureWest Communications	233
70,668		Telephone & Data Systems, Inc	1,505
26,456	*,e	Towerstream Corp	110
108,591	*	tw telecom inc (Class A)	2,786
9,529	*	US Cellular Corp	368
18,421		USA Mobility, Inc	237
2,169,249		Verizon Communications, Inc	96,402
119,221	*	Vonage Holdings Corp	240
431,835	e	Windstream Corp	4,172

		TOTAL TELECOMMUNICATION SERVICES	325,481

TRANSPORTATION - 1.8%
44,655	*	Air Transport Services Group, Inc	232
55,016	*	Alaska Air Group, Inc	1,975
30,756		Alexander & Baldwin Holdings, Inc	1,638
12,324	*	Allegiant Travel Co	859
6,973		Amerco, Inc	627
19,331		Arkansas Best Corp	244
19,165	*	Atlas Air Worldwide Holdings, Inc	834
79,295	*	Avis Budget Group, Inc	1,205
16,346		Celadon Group, Inc	268
125,834		CH Robinson Worldwide, Inc	7,365
42,760		Con-Way, Inc	1,544
24,978		Copa Holdings S.A. (Class A)	2,060
793,334		CSX Corp	17,739
648,035	*	Delta Air Lines, Inc	7,096

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

21,462	*	Dollar Thrifty Automotive Group, Inc	$1,738
11,118	*,e	Echo Global Logistics, Inc	212
162,491		Expeditors International Washington, Inc	6,297
240,946		FedEx Corp	22,073
22,919		Forward Air Corp	740
20,776	*,e	Genco Shipping & Trading Ltd	63
30,893	*	Genesee & Wyoming, Inc (Class A)	1,632
40,654	*,e	Hawaiian Holdings, Inc	265
38,365		Heartland Express, Inc	549
185,631	*	Hertz Global Holdings, Inc	2,376
28,105	*	Hub Group, Inc (Class A)	1,017
4,290		International Shipholding Corp	81
68,664		J.B. Hunt Transport Services, Inc	4,092
181,414	*,e	JetBlue Airways Corp	961
83,991		Kansas City Southern Industries, Inc	5,842
40,950	*	Kirby Corp	1,928
42,524		Knight Transportation, Inc	680
35,888		Landstar System, Inc	1,856
10,239		Marten Transport Ltd	218
248,774		Norfolk Southern Corp	17,855
36,263	*	Old Dominion Freight Line	1,570
31,042	*	Pacer International, Inc	168
6,136	*	Park-Ohio Holdings Corp	117
3,411	*	Patriot Transportation Holding, Inc	80
16,337	*	Quality Distribution, Inc	181
16,300	*	RailAmerica, Inc	394
13,497	*,e	Rand Logistics, Inc	115
40,702	*	Republic Airways Holdings, Inc	226
8,012	*	Roadrunner Transportation Services Holdings, Inc	135
39,335		Ryder System, Inc	1,416
12,063	*	Saia, Inc	264
40,260		Skywest, Inc	263
586,521		Southwest Airlines Co	5,408
26,263	*	Spirit Airlines, Inc	511
60,697	*	Swift Transportation Co, Inc	574
254,115	*,e	UAL Corp	6,183
363,889		Union Pacific Corp	43,416
554,370		United Parcel Service, Inc (Class B)	43,662
3,884		Universal Truckload Services, Inc	59
126,271	*,e	US Airways Group, Inc	1,683
81,226		UTI Worldwide, Inc	1,187
33,067		Werner Enterprises, Inc	790
15,800	*,e	Wesco Aircraft Holdings, Inc	201
13,238	*,e	XPO Logistics, Inc	222
20,515	*,e	Zipcar, Inc	241

		TOTAL TRANSPORTATION	223,227

UTILITIES - 3.7%
489,737	*	AES Corp	6,284
89,215		AGL Resources, Inc	3,457
28,545		Allete, Inc	1,193
85,307		Alliant Energy Corp	3,887

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

183,716		Ameren Corp	$6,162
19,531	*,e	American DG Energy, Inc	44
368,312		American Electric Power Co, Inc	14,696
16,487		American States Water Co	653
131,951		American Water Works Co, Inc	4,522
104,679		Aqua America, Inc	2,613
4,909	e	Artesian Resources Corp	106
85,946	e	Atlantic Power Corp	1,101
69,174		Atmos Energy Corp	2,426
43,026		Avista Corp	1,149
30,522		Black Hills Corp	982
8,402	*,e	Cadiz, Inc	61
35,650		California Water Service Group	658
301,900	*	Calpine Corp	4,984
321,488		Centerpoint Energy, Inc	6,645
13,300		CH Energy Group, Inc	874
8,826		Chesapeake Utilities Corp	386
46,444		Cleco Corp	1,943
188,955		CMS Energy Corp	4,440
6,221		Connecticut Water Service, Inc	180
223,655		Consolidated Edison, Inc	13,909
10,306		Consolidated Water Co, Inc	85
5,331	e	Delta Natural Gas Co, Inc	116
438,004		Dominion Resources, Inc	23,653
130,057		DTE Energy Co	7,716
1,022,639		Duke Energy Corp	23,582
249,206		Edison International	11,513
30,616		El Paso Electric Co	1,015
33,239		Empire District Electric Co	701
135,353		Entergy Corp	9,189
650,753		Exelon Corp	24,482
319,677		FirstEnergy Corp	15,725
10,513		Genie Energy Ltd	82
104,313		Great Plains Energy, Inc	2,233
73,366		Hawaiian Electric Industries, Inc	2,092
34,656		Idacorp, Inc	1,458
59,780		Integrys Energy Group, Inc	3,400
39,281		ITC Holdings Corp	2,707
18,300		Laclede Group, Inc	729
144,429		MDU Resources Group, Inc	3,121
19,400		MGE Energy, Inc	918
9,765		Middlesex Water Co	186
55,740		National Fuel Gas Co	2,619
31,721		New Jersey Resources Corp	1,383
318,523		NextEra Energy, Inc	21,918
209,429		NiSource, Inc	5,183
239,290		Northeast Utilities	9,287
20,412		Northwest Natural Gas Co	972
27,832		NorthWestern Corp	1,021
174,135	*	NRG Energy, Inc	3,023
176,210		NV Energy, Inc	3,098
75,923		OGE Energy Corp	3,932

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

161,659		Oneok, Inc	$6,839
13,917	e	Ormat Technologies, Inc	298
29,407		Otter Tail Corp	673
168,153		Pepco Holdings, Inc	3,291
322,404		PG&E Corp	14,595
57,382		Piedmont Natural Gas Co, Inc	1,847
81,375		Pinnacle West Capital Corp	4,210
60,937		PNM Resources, Inc	1,191
58,032		Portland General Electric Co	1,547
443,094		PPL Corp	12,322
225,868		Progress Energy, Inc	13,590
387,317		Public Service Enterprise Group, Inc	12,588
135,152		Questar Corp	2,819
582,024	*	RRI Energy, Inc	995
87,177		SCANA Corp	4,171
182,798		Sempra Energy	12,591
10,436		SJW Corp	251
22,925		South Jersey Industries, Inc	1,168
663,439		Southern Co	30,718
34,400		Southwest Gas Corp	1,502
163,004		TECO Energy, Inc	2,944
85,402		UGI Corp	2,513
38,476		UIL Holdings Corp	1,380
11,594		Unitil Corp	307
27,775		UNS Energy Corp	1,067
62,331		Vectren Corp	1,840
89,565		Westar Energy, Inc	2,682
38,842		WGL Holdings, Inc	1,544
175,945		Wisconsin Energy Corp	6,962
371,457		Xcel Energy, Inc	10,553
9,006	e	York Water Co	161

		TOTAL UTILITIES	429,653

		TOTAL COMMON STOCKS	11,516,509

		(Cost $8,912,974)

RIGHTS / WARRANTS - 0.0%
BANKS - 0.0%
7,762		Hampton Roads Bankshares, Inc	6
7,762		Hampton Roads Bankshares, Inc (2nd entitlements)	0	^

		TOTAL BANKS	6

ENERGY - 0.0%
8,193	e,m	Magnum Hunter Resources Corp	0	^

		TOTAL ENERGY	0	^

		TOTAL RIGHTS / WARRANTS	6

		(Cost $0)

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

SHORT-TERM INVESTMENTS - 3.3%

TREASURY DEBT - 0.1%
$1,800,000	United States Treasury Bill	0.045-0.060%	07/19/12	$1,800
2,080,000	United States Treasury Bill	0.055-0.060	08/02/12	2,080
3,800,000	United States Treasury Bill	0.048	08/23/12	3,800
800,000	United States Treasury Bill	0.081	09/06/12	800
8,500,000	United States Treasury Bill	0.080-0.110	09/27/12	8,497

	TOTAL TREASURY DEBT			16,977

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3.2%
369,290,601	a,c	TIAA-CREF Short Term Lending Portfolio of the State
		Street Navigator Securities Lending Trust	369,291

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	369,291

		TOTAL SHORT-TERM INVESTMENTS	386,268

		(Cost $386,268)
		TOTAL INVESTMENTS - 103.0%	11,902,783
		(Cost $9,299,242)
		OTHER ASSETS & LIABILITIES, NET - (3.0)%	(348,392)

		NET ASSETS - 100.0%	$11,554,391

Abbreviation(s):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing.
^	Amount represents less than $1,000.
a	Affiliated holding.
c	Investments made with cash collateral received from securites on loan.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $368,582,000.
m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

COLLEGE RETIREMENT EQUITIES FUND
BOND MARKET ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2012

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

BANK LOAN OBLIGATIONS - 0.1%

CAPITAL GOODS - 0.0%
$4,925,000	i	TransDigm, Inc	4.000%	02/14/17	$4,915

		TOTAL CAPITAL GOODS			4,915

HEALTH CARE EQUIPMENT & SERVICES - 0.1%
1,817,062	i	Fresenius US Finance I, Inc, Term Loan D2	3.500	09/10/14	1,812
5,053,707	i	Fresenius US Finance I, Inc, Term Loan D1	3.500	09/10/14	5,039

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			6,851

		TOTAL BANK LOAN OBLIGATIONS			11,766

		(Cost $11,796)

BONDS - 99.3%

CORPORATE BONDS - 31.3%

AUTOMOBILES & COMPONENTS - 0.1%
4,500,000		Ford Motor Co	7.450	07/16/31	5,636
4,500,000	g	Hyundai Motor Manufacturer	4.500	04/15/15	4,732

		TOTAL AUTOMOBILES & COMPONENTS			10,368

BANKS - 5.4%
7,750,000		Abbey National Treasury Services plc	4.000	04/27/16	7,636
5,480,000	g	Akbank TAS	5.125	07/22/15	5,583
4,500,000	g	Alfa Bond Issuance plc for OJSC Alfa Bank	7.875	09/25/17	4,529
4,500,000	g	Alfa Bond Issuance plc for OJSC Alfa Bank	7.750	04/28/21	4,400
4,750,000	g	Banco Bradesco S.A.	4.500	01/12/17	4,949
2,850,000	g,h	Banco Davivienda S.A.	5.875	07/09/22	2,856
5,395,000	g	Banco de Bogota S.A.	5.000	01/15/17	5,692
7,580,000	g	Banco de Credito del Peru	4.750	03/16/16	7,788
4,500,000		Banco de Oro Unibank, Inc	3.875	04/22/16	4,449
2,700,000	g	Banco del Estado de Chile	3.875	02/08/22	2,746
5,000,000	g	Banco do Brasil S.A.	5.875	01/26/22	5,132
7,255,000		BanColombia S.A.	5.950	06/03/21	7,745
3,555,000		Bank of America Corp	4.875	01/15/13	3,614
15,650,000		Bank of America Corp	3.625	03/17/16	15,722
15,175,000		Bank of America Corp	3.750	07/12/16	15,298
18,550,000		Bank of America Corp	5.300	03/15/17	19,313
8,525,000		Bank of America Corp	6.000	09/01/17	9,200
5,725,000		Bank of America Corp	5.750	12/01/17	6,110
10,900,000		Bank of America Corp	5.875	02/07/42	11,940
6,250,000		Bank of New York Mellon Corp	1.969	06/20/17	6,323
5,850,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	5,979
6,000,000		BB&T Corp	3.850	07/27/27	6,013
4,330,000	g	BBVA Bancomer S.A.	4.500	03/10/16	4,352
3,750,000		Capital One Bank USA NA	8.800	07/15/19	4,723

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$5,000,000		Capital One Capital V	8.875%	05/15/40	$5,081
7,300,000		Capital One Financial Corp	3.150	07/15/16	7,560
8,075,000		Citigroup, Inc	6.000	12/13/13	8,486
12,640,000		Citigroup, Inc	5.000	09/15/14	12,957
6,000,000		Citigroup, Inc	4.750	05/19/15	6,298
29,300,000		Citigroup, Inc	3.953	06/15/16	30,023
17,225,000		Citigroup, Inc	4.450	01/10/17	18,056
4,525,000		Citigroup, Inc	6.125	05/15/18	5,053
5,100,000		Citigroup, Inc	5.375	08/09/20	5,511
14,400,000	h	Citigroup, Inc	4.500	01/14/22	14,873
7,575,000		Citigroup, Inc	6.875	03/05/38	9,266
3,825,000		Citigroup, Inc	8.125	07/15/39	5,104
8,150,000		Citigroup, Inc	5.875	01/30/42	8,901
5,300,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.375	01/19/17	5,455
45,000,000	g	Depfa ACS Bank	5.125	03/16/37	31,342
3,500,000		Deutsche Bank AG	3.875	08/18/14	3,644
6,400,000		Deutsche Bank AG	3.250	01/11/16	6,587
5,980,000		Discover Bank	7.000	04/15/20	6,960
3,500,000		Golden West Financial Corp	4.750	10/01/12	3,534
4,600,000	g	HSBC Bank plc	3.500	06/28/15	4,810
7,350,000	g	HSBC Bank plc	4.125	08/12/20	7,661
7,000,000		HSBC Bank USA NA	4.625	04/01/14	7,297
3,000,000	g,i	HSBC Capital Funding LP	4.610	12/30/49	2,834
5,250,000		HSBC Holdings plc	4.000	03/30/22	5,452
2,100,000		HSBC Holdings plc	6.500	09/15/37	2,330
11,275,000		HSBC USA, Inc	2.375	02/13/15	11,404
5,590,000	g	ICICI Bank Ltd	5.500	03/25/15	5,724
4,500,000	g	ICICI Bank Ltd	4.750	11/25/16	4,460
4,000,000		JP Morgan Chase Capital XXV	6.800	10/01/37	4,000
2,595,000		JPMorgan Chase & Co	5.125	09/15/14	2,757
7,220,000		JPMorgan Chase & Co	3.150	07/05/16	7,425
12,500,000		JPMorgan Chase & Co	4.350	08/15/21	13,193
9,500,000		JPMorgan Chase & Co	4.500	01/24/22	10,234
3,025,000		JPMorgan Chase & Co	5.500	10/15/40	3,337
9,125,000		JPMorgan Chase & Co	5.400	01/06/42	10,019
3,000,000	g	Korea Exchange Bank	3.125	06/26/17	2,993
4,250,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	4,245
17,500,000	g	NIBC Bank NV	2.800	12/02/14	18,156
8,000,000		PNC Funding Corp	5.125	02/08/20	9,252
4,250,000		PNC Funding Corp	3.300	03/08/22	4,334
4,900,000	g,i	Rabobank Nederland NV	11.000	12/30/49	6,164
4,500,000	g	Shinhan Bank	4.125	10/04/16	4,737
4,670,000	g	Shinhan Bank	4.375	07/27/17	4,981
2,355,000	g	Sumitomo Mitsui Banking Corp	3.150	07/22/15	2,473
9,000,000	g	Toronto-Dominion Bank	2.200	07/29/15	9,366
5,495,000		Toronto-Dominion Bank	2.500	07/14/16	5,693
26,500,000	g	Toronto-Dominion Bank	1.625	09/14/16	26,992
10,000,000		Toronto-Dominion Bank	2.375	10/19/16	10,269
70,000,000	g	Toronto-Dominion Bank	1.500	03/13/17	70,602
4,500,000	g	Turkiye Garanti Bankasi AS.	6.250	04/20/21	4,590
4,500,000	g	Turkiye Is Bankasi	5.100	02/01/16	4,511
7,100,000		Union Bank NA	2.125	06/16/17	7,101
2,000,000		Union Bank of California NA	5.950	05/11/16	2,234

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$5,700,000		UnionBanCal Corp	3.500%	06/18/22	$5,757
5,000,000		US Bancorp	4.950	10/30/14	5,438
5,800,000		US Bancorp	1.650	05/15/17	5,842
1,925,000		USB Capital XIII Trust	6.625	12/15/39	1,941
1,980,000		Wachovia Bank NA	4.800	11/01/14	2,110
2,050,000		Wachovia Bank NA	5.850	02/01/37	2,373
5,000,000		Wachovia Corp	4.875	02/15/14	5,248
3,000,000		Wells Fargo & Co	4.375	01/31/13	3,066
12,500,000		Wells Fargo & Co	1.500	07/01/15	12,509
18,075,000		Wells Fargo & Co	2.100	05/08/17	18,115
13,750,000		Wells Fargo & Co	3.500	03/08/22	14,148
5,700,000		Westpac Banking Corp	3.000	08/04/15	5,904

		TOTAL BANKS			750,864

CAPITAL GOODS - 0.8%
5,000,000		Caterpillar Financial Services Corp	1.100	05/29/15	5,028
8,000,000		Caterpillar, Inc	1.375	05/27/14	8,102
14,450,000		Caterpillar, Inc	0.950	06/26/15	14,503
12,050,000		Caterpillar, Inc	1.500	06/26/17	12,067
3,000,000	g	CC Holdings GS V LLC	7.750	05/01/17	3,251
3,800,000		CRH America, Inc	4.125	01/15/16	3,863
5,000,000		Danaher Corp	1.300	06/23/14	5,052
4,150,000		Danaher Corp	2.300	06/23/16	4,333
8,000,000		Deere & Co	2.600	06/08/22	7,986
7,650,000		Deere & Co	3.900	06/09/42	7,600
4,000,000		Emerson Electric Co	4.500	05/01/13	4,127
3,500,000	g	Empresas ICA SAB de C.V.	8.900	02/04/21	3,334
3,300,000		General Electric Co	5.250	12/06/17	3,853
4,500,000	g	Hyva Global BV	8.625	03/24/16	3,825
4,245,000	g	Myriad International Holding BV	6.375	07/28/17	4,678
1,000,000		Seagate HDD Cayman	7.000	11/01/21	1,078
2,000,000		SPX Corp	6.875	09/01/17	2,180
3,050,000		Tyco International Finance S.A.	6.000	11/15/13	3,277
2,190,000		Tyco International Finance S.A.	4.125	10/15/14	2,364
14,125,000		United Technologies Corp	1.200	06/01/15	14,289
8,950,000		United Technologies Corp	1.800	06/01/17	9,140
5,950,000		United Technologies Corp	4.500	06/01/42	6,536

		TOTAL CAPITAL GOODS			130,466

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
6,775,000	g,h	ADT Corp	2.250	07/15/17	6,807
5,675,000	g,h	ADT Corp	3.500	07/15/22	5,694
1,750,000		Corrections Corp of America	7.750	06/01/17	1,894
32,500,000		European Investment Bank	1.125	04/15/15	32,778
3,220,000	g	National Agricultural Cooperative Federation	4.250	01/28/16	3,391
10,290,000		Republic Services, Inc	3.800	05/15/18	11,008
5,375,000		Republic Services, Inc	3.550	06/01/22	5,433
5,810,000		Republic Services, Inc	6.200	03/01/40	6,990
7,150,000		Waste Management, Inc	2.600	09/01/16	7,337
9,040,000		Waste Management, Inc	6.125	11/30/39	11,179

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			92,511

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

CONSUMER DURABLES & APPAREL - 0.1%
$3,325,000	g	Grupo Aval Ltd	5.250%	02/01/17	$3,483
3,000,000		Hanesbrands, Inc	8.000	12/15/16	3,304
3,000,000		Phillips-Van Heusen Corp	7.375	05/15/20	3,322
2,425,000		Xerox Corp	4.500	05/15/21	2,517

		TOTAL CONSUMER DURABLES & APPAREL			12,626

CONSUMER SERVICES - 1.0%
2,000,000		DineEquity, Inc	9.500	10/30/18	2,190
41,925,000		GlaxoSmithKline Capital plc	0.750	05/08/15	41,920
11,850,000		GlaxoSmithKline Capital plc	1.500	05/08/17	11,872
2,000,000		Penn National Gaming, Inc	8.750	08/15/19	2,215
11,650,000	g	SABMiller Holdings, Inc	3.750	01/15/22	12,389
8,650,000	g	SABMiller Holdings, Inc	4.950	01/15/42	9,574
40,000,000		Stanford University	4.013	05/01/42	44,093
6,375,000		Walt Disney Co	4.500	12/15/13	6,750
9,000,000		Walt Disney Co	0.875	12/01/14	9,056

		TOTAL CONSUMER SERVICES			140,059

DIVERSIFIED FINANCIALS - 5.0%
1,500,000	g	Ajecorp BV	6.500	05/14/22	1,541
2,000,000		American Express Centurion Bank	6.000	09/13/17	2,362
8,875,000		American Express Co	8.125	05/20/19	11,818
17,175,000		American Express Credit Corp	1.750	06/12/15	17,370
7,700,000		American Express Credit Corp	2.800	09/19/16	8,032
4,500,000	g	Banco Mercantil del Norte S.A.	4.375	07/19/15	4,635
4,500,000	g	Bangkok Bank PCL	4.800	10/18/20	4,589
2,250,000		Bank of New York Mellon Corp	1.200	02/20/15	2,262
12,975,000		Bank of New York Mellon Corp	2.300	07/28/16	13,387
4,125,000		Bank of New York Mellon Corp	5.450	05/15/19	4,865
11,275,000		Berkshire Hathaway, Inc	1.900	01/31/17	11,498
7,250,000		BlackRock, Inc	3.500	12/10/14	7,690
15,000,000		BlackRock, Inc	1.375	06/01/15	15,107
7,000,000		BlackRock, Inc	4.250	05/24/21	7,655
5,700,000		BlackRock, Inc	3.375	06/01/22	5,784
3,700,000		Countrywide Financial Corp	6.250	05/15/16	3,851
6,850,000		Credit Suisse	5.000	05/15/13	7,064
8,250,000		Credit Suisse	5.500	05/01/14	8,746
3,000,000		Credit Suisse	3.500	03/23/15	3,110
3,275,000		Credit Suisse	4.375	08/05/20	3,506
9,125,000		Diageo Investment Corp	2.875	05/11/22	9,374
3,000,000		Diageo Investment Corp	4.250	05/11/42	3,175
2,000,000		Ford Motor Credit Co LLC	7.500	08/01/12	2,008
6,660,000		Ford Motor Credit Co LLC	4.250	02/03/17	6,981
3,340,000		Ford Motor Credit Co LLC	6.625	08/15/17	3,799
7,325,000		Ford Motor Credit Co LLC	5.000	05/15/18	7,778
5,792,000		Ford Motor Credit Co LLC	5.875	08/02/21	6,444
2,100,000		General Electric Capital Corp	2.800	01/08/13	2,125
11,950,000		General Electric Capital Corp	1.875	09/16/13	12,075
14,425,000		General Electric Capital Corp	5.500	06/04/14	15,548
14,675,000		General Electric Capital Corp	2.150	01/09/15	14,922
17,000,000		General Electric Capital Corp	1.625	07/02/15	17,002
18,250,000		General Electric Capital Corp	5.300	02/11/21	20,484
22,265,000		General Electric Capital Corp	4.650	10/17/21	24,726

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$5,000,000		General Electric Capital Corp	6.150%	08/07/37	$5,907
375,000		General Electric Capital Corp	6.875	01/10/39	484
4,560,000	i	Goldman Sachs Capital II	4.000	06/01/43	3,087
3,250,000		Goldman Sachs Group, Inc	5.450	11/01/12	3,297
19,240,000		Goldman Sachs Group, Inc	3.300	05/03/15	19,237
4,000,000		Goldman Sachs Group, Inc	6.150	04/01/18	4,336
4,975,000		Goldman Sachs Group, Inc	7.500	02/15/19	5,674
11,275,000		Goldman Sachs Group, Inc	5.750	01/24/22	11,902
1,150,000		Goldman Sachs Group, Inc	6.450	05/01/36	1,122
3,100,000		Goldman Sachs Group, Inc	6.750	10/01/37	3,038
10,250,000		Goldman Sachs Group, Inc	6.250	02/01/41	10,688
8,465,000		HSBC Finance Corp	4.750	07/15/13	8,738
9,599,000		HSBC Finance Corp	6.676	01/15/21	10,393
1,440,000	g	Hyundai Capital America, Inc	3.750	04/06/16	1,493
1,800,000	g	Hyundai Capital Services, Inc	4.375	07/27/16	1,892
2,750,000	g	Hyundai Capital Services, Inc	3.500	09/13/17	2,773
3,750,000	g	International Lease Finance Corp	6.500	09/01/14	3,956
2,325,000		International Lease Finance Corp	8.625	09/15/15	2,569
13,450,000		International Lease Finance Corp	5.750	05/15/16	13,646
3,200,000		International Lease Finance Corp	5.875	04/01/19	3,203
4,500,000	g	Inversiones CMPC S.A.	4.750	01/19/18	4,682
5,050,000	g	Inversiones CMPC S.A.	4.500	04/25/22	4,998
1,450,000		Jefferies Group, Inc	6.250	01/15/36	1,305
22,650,000		John Deere Capital Corp	0.875	04/17/15	22,675
7,500,000		John Deere Capital Corp	0.950	06/29/15	7,512
7,440,000		John Deere Capital Corp	2.250	06/07/16	7,712
1,500,000		John Deere Capital Corp	1.400	03/15/17	1,504
7,550,000		John Deere Capital Corp	2.750	03/15/22	7,588
18,750,000		KFW	2.625	01/25/22	19,337
4,150,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	4,150
5,000,000		Landwirtschaftliche Rentenbank	5.125	02/01/17	5,856
5,745,000	g	Lukoil International Finance BV	6.125	11/09/20	6,025
4,500,000	g	Majapahit Holding BV	7.875	06/29/37	5,445
4,000,000		MBNA Corp	6.125	03/01/13	4,109
4,825,000		Merrill Lynch & Co, Inc	5.450	02/05/13	4,922
4,675,000		Merrill Lynch & Co, Inc	6.400	08/28/17	5,085
9,075,000		Merrill Lynch & Co, Inc	6.875	04/25/18	10,154
9,150,000		Morgan Stanley	2.875	01/24/14	9,047
3,925,000		Morgan Stanley	6.000	04/28/15	4,057
17,100,000		Morgan Stanley	5.375	10/15/15	17,480
9,125,000		Morgan Stanley	5.450	01/09/17	9,215
14,800,000		Morgan Stanley	4.750	03/22/17	14,768
4,775,000		Morgan Stanley	5.950	12/28/17	4,905
4,975,000		Morgan Stanley	7.300	05/13/19	5,374
3,415,000		Morgan Stanley	5.625	09/23/19	3,380
3,500,000		NASDAQ OMX Group, Inc	4.000	01/15/15	3,619
2,625,000		NASDAQ OMX Group, Inc	5.550	01/15/20	2,731
3,415,000		National Rural Utilities Cooperative Finance Corp	2.625	09/16/12	3,428
5,990,000		National Rural Utilities Cooperative Finance Corp	5.500	07/01/13	6,286
3,800,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	5,506
12,750,000		Northern Trust Corp	4.625	05/01/14	13,643
4,500,000	g	Odebrecht Finance Ltd	7.000	04/21/20	4,928
6,615,000	g	Odebrecht Finance Ltd	5.125	06/26/22	6,551

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$2,725,000	g	Odebrecht Finance Ltd	7.125%	06/26/42	$2,711
3,000,000	g	PTTEP Australia International Finance Pty Ltd	4.152	07/19/15	3,071
6,350,000		State Street Corp	4.300	05/30/14	6,761
7,650,000		Toyota Motor Credit Corp	2.050	01/12/17	7,819
4,000,000		UBS AG.	2.250	01/28/14	4,020
3,350,000	g	UBS AG.	1.875	01/23/15	3,384
6,675,000		UBS AG.	4.875	08/04/20	7,132
3,825,000	g	Waha Aerospace BV	3.925	07/28/20	3,986

		TOTAL DIVERSIFIED FINANCIALS			685,609

ENERGY - 3.7%
7,950,000		Anadarko Petroleum Corp	5.950	09/15/16	9,021
2,445,000		Anadarko Petroleum Corp	6.950	06/15/19	2,996
2,145,000		Anadarko Petroleum Corp	6.450	09/15/36	2,480
3,650,000		Apache Corp	1.750	04/15/17	3,722
8,950,000		Apache Corp	3.250	04/15/22	9,346
12,170,000		Apache Corp	4.750	04/15/43	13,518
3,415,000		Baker Hughes, Inc	3.200	08/15/21	3,562
21,565,000		BP Capital Markets plc	3.200	03/11/16	22,937
12,950,000		BP Capital Markets plc	1.846	05/05/17	13,079
6,700,000		BP Capital Markets plc	3.561	11/01/21	7,093
5,000,000		BP Capital Markets plc	3.245	05/06/22	5,177
3,690,000		Cimarex Energy Co	5.875	05/01/22	3,833
1,000,000		Cloud Peak Energy Resources LLC	8.250	12/15/17	1,035
2,000,000		Cloud Peak Energy Resources LLC	8.500	12/15/19	2,075
2,250,000	g	CNOOC FINANCE 2012 Ltd	3.875	05/02/22	2,327
875,000	g	CNOOC FINANCE 2012 Ltd	5.000	05/02/42	938
9,725,000		ConocoPhillips	4.600	01/15/15	10,647
7,600,000		ConocoPhillips	6.500	02/01/39	10,525
2,075,000	g	Continental Resources, Inc	5.000	09/15/22	2,106
1,825,000		Devon Energy Corp	1.875	05/15/17	1,825
6,800,000		Devon Energy Corp	5.600	07/15/41	7,890
3,150,000		Devon Energy Corp	4.750	05/15/42	3,305
3,601,800		Dolphin Energy Ltd	5.888	06/15/19	3,944
5,300,000	g	Dolphin Energy Ltd	5.500	12/15/21	5,903
4,500,000	g	Empresa Nacional del Petroleo	6.250	07/08/19	5,111
3,448,000	g	Empresa Nacional del Petroleo	4.750	12/06/21	3,602
3,250,000		Enbridge Energy Partners LP	5.200	03/15/20	3,683
2,000,000		Encore Acquisition Co	9.500	05/01/16	2,185
5,950,000		Enterprise Products Operating LLC	4.600	08/01/12	5,967
4,000,000		Enterprise Products Operating LLC	5.600	10/15/14	4,384
1,150,000		Enterprise Products Operating LLC	5.000	03/01/15	1,256
4,260,000		Enterprise Products Operating LLC	6.500	01/31/19	5,134
3,545,000		Enterprise Products Operating LLC	6.125	10/15/39	4,016
4,105,000		Enterprise Products Operating LLC	5.950	02/01/41	4,642
1,750,000		Enterprise Products Operating LLC	5.700	02/15/42	1,936
2,325,000		EOG Resources, Inc	4.100	02/01/21	2,580
4,000,000		Gaz Capital S.A.	6.212	11/22/16	4,340
700,000		Gaz Capital S.A.	6.510	03/07/22	776
3,000,000	g	Gazprom OAO Via Gaz Capital S.A.	4.950	05/23/16	3,106
3,600,000		Hess Corp	8.125	02/15/19	4,634
1,075,000		Hess Corp	6.000	01/15/40	1,192
4,625,000		Hess Corp	5.600	02/15/41	4,908

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$2,000,000		Kaneb Pipe Line Operating Partnership LP	5.875%	06/01/13	$2,064
1,610,000	g	Korea National Oil Corp	3.125	04/03/17	1,642
5,530,000		Marathon Petroleum Corp	3.500	03/01/16	5,797
1,000,000		MarkWest Energy Partners LP	6.750	11/01/20	1,062
2,525,000		Newfield Exploration Co	5.625	07/01/24	2,582
2,475,000		Noble Holding International Ltd	3.450	08/01/15	2,605
7,550,000		Noble Holding International Ltd	4.900	08/01/20	8,199
4,570,000	g	Novatek Finance Ltd	6.604	02/03/21	4,977
12,000,000		Occidental Petroleum Corp	1.750	02/15/17	12,202
7,450,000		Occidental Petroleum Corp	4.100	02/01/21	8,352
800,000		Pemex Project Funding Master Trust	5.750	03/01/18	904
1,150,000		Pemex Project Funding Master Trust	6.625	06/15/35	1,369
1,890,000		Pemex Project Funding Master Trust	6.625	06/15/38	2,249
3,975,000	g	Pertamina Persero PT	4.875	05/03/22	3,985
3,000,000	g	Pertamina PT	5.250	05/23/21	3,120
4,500,000		Petrobras International Finance Co	7.875	03/15/19	5,474
4,450,000		Petrobras International Finance Co	6.875	01/20/40	5,293
2,080,000		Petrobras International Finance Co-Pifco	3.875	01/27/16	2,147
6,050,000		Petrobras International Finance Co-Pifco	3.500	02/06/17	6,210
2,900,000		Petroleos Mexicanos	8.000	05/03/19	3,683
2,500,000		Petroleos Mexicanos	6.000	03/05/20	2,891
4,000,000		Petroleos Mexicanos	5.500	01/21/21	4,520
5,560,000	g	Petroleos Mexicanos	4.875	01/24/22	6,005
20,000,000	h	Petroleos Mexicanos	1.950	12/20/22	20,001
10,700,000	h	Petroleos Mexicanos	2.000	12/20/22	10,702
3,440,000		Petroleos Mexicanos	6.500	06/02/41	4,016
2,710,000	g	Petroleos Mexicanos	6.500	06/02/41	3,164
2,250,000	g	Petroleos Mexicanos	5.500	06/27/44	2,301
3,960,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	4,857
7,400,000	g	Phillips 66	1.950	03/05/15	7,453
6,125,000	g	Phillips 66	4.300	04/01/22	6,443
3,000,000		Plains All American Pipeline LP	5.625	12/15/13	3,195
5,650,000		Plains All American Pipeline LP	3.650	06/01/22	5,770
2,674,000		Precision Drilling Trust	6.625	11/15/20	2,754
700,000		Range Resources Corp	7.250	05/01/18	742
3,335,000		Range Resources Corp	5.000	08/15/22	3,293
3,292,016		Ras Laffan Liquefied Natural Gas Co Ltd	5.298	09/30/20	3,605
9,100,000	g	Reliance Holdings USA	4.500	10/19/20	8,552
15,900,000	g	Schlumberger Investment S.A.	3.300	09/14/21	16,658
6,250,000		Shell International Finance BV	3.100	06/28/15	6,668
7,620,000		Shell International Finance BV	4.300	09/22/19	8,842
1,925,000		Shell International Finance BV	6.375	12/15/38	2,724
3,464,000		Southwestern Energy Co	7.500	02/01/18	4,156
2,800,000		Statoil ASA	2.900	10/15/14	2,937
6,100,000		Total Capital International S.A.	1.500	02/17/17	6,124
2,175,000		TransCanada Pipelines Ltd	4.000	06/15/13	2,244
3,400,000		TransCanada Pipelines Ltd	5.850	03/15/36	4,256
2,750,000	i	TransCanada Pipelines Ltd	6.350	05/15/67	2,832
2,000,000		Vale Overseas Ltd	6.250	01/23/17	2,275
3,875,000		Vale Overseas Ltd	4.375	01/11/22	3,946
2,760,000		Vale Overseas Ltd	6.875	11/21/36	3,201
4,650,000		Vale Overseas Ltd	6.875	11/10/39	5,433
3,375,000		Valero Energy Corp	4.500	02/01/15	3,629

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$3,325,000		Weatherford International Ltd	4.500%	04/15/22	$3,408
5,000,000		XTO Energy, Inc	6.250	04/15/13	5,211
4,400,000		XTO Energy, Inc	4.625	06/15/13	4,560

		TOTAL ENERGY			486,020

FOOD & STAPLES RETAILING - 0.3%
5,690,000		CVS Caremark Corp	3.250	05/18/15	5,989
10,500,000		CVS Caremark Corp	5.750	06/01/17	12,400
795,000		CVS Caremark Corp	6.600	03/15/19	991
3,800,000		Delhaize Group S.A.	5.875	02/01/14	4,002
3,800,000		Delhaize Group S.A.	6.500	06/15/17	4,222
1,500,000		Ingles Markets, Inc	8.875	05/15/17	1,633
1,205,000		Kroger Co	5.000	04/15/13	1,242
3,750,000		Safeway, Inc	3.400	12/01/16	3,819
880,000		Stater Bros Holdings, Inc	7.750	04/15/15	898
900,000		Stater Bros Holdings, Inc	7.375	11/15/18	975
439,000		SuperValu, Inc	8.000	05/01/16	445

		TOTAL FOOD & STAPLES RETAILING			36,616

FOOD, BEVERAGE & TOBACCO - 1.1%
6,300,000		Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	6,656
8,185,000		Anheuser-Busch InBev Worldwide, Inc	5.375	01/15/20	9,753
5,125,000	g	BRF-Brasil Foods S.A.	5.875	06/06/22	5,279
4,500,000	g	CCL Finance Ltd	9.500	08/15/14	5,008
6,150,000		Coca-Cola Co	0.750	03/13/15	6,162
18,750,000		Coca-Cola Co	1.800	09/01/16	19,258
7,200,000		Coca-Cola Co	3.150	11/15/20	7,714
7,600,000		Coca-Cola Co	3.300	09/01/21	8,153
7,150,000		Diageo Capital plc	1.500	05/11/17	7,176
4,080,000		General Mills, Inc	5.200	03/17/15	4,529
5,525,000	g	Grupo Bimbo SAB de C.V.	4.500	01/25/22	5,877
6,000,000		HJ Heinz Co	1.500	03/01/17	5,986
2,530,000		Kraft Foods, Inc	6.125	02/01/18	3,032
8,750,000		Kraft Foods, Inc	5.375	02/10/20	10,354
8,105,000		Kraft Foods, Inc	6.500	02/09/40	10,412
625,000		PepsiAmericas, Inc	4.375	02/15/14	661
680,000		PepsiCo, Inc	7.900	11/01/18	908
2,000,000	g	Pernod-Ricard S.A.	2.950	01/15/17	2,024
9,475,000	g	Pernod-Ricard S.A.	4.450	01/15/22	9,818
2,350,000	g	Pernod-Ricard S.A.	5.500	01/15/42	2,407
2,900,000		Philip Morris International, Inc	4.875	05/16/13	3,007
7,425,000		Philip Morris International, Inc	6.875	03/17/14	8,198
1,600,000		Philip Morris International, Inc	6.375	05/16/38	2,140

		TOTAL FOOD, BEVERAGE & TOBACCO			144,512

HEALTH CARE EQUIPMENT & SERVICES - 0.5%
3,900,000		Becton Dickinson and Co	1.750	11/08/16	3,987
3,750,000		Boston Scientific Corp	4.500	01/15/15	3,996
7,150,000		Covidien International Finance S.A.	1.350	05/29/15	7,159
3,800,000		Covidien International Finance S.A.	3.200	06/15/22	3,918
4,500,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	4,686
4,000,000	g	Fresenius Medical Care II	5.625	07/31/19	4,170
4,560,000		HCA, Inc	6.500	02/15/20	4,942

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$9,575,000		HCA, Inc	5.875%	03/15/22	$10,006
1,252,000		McKesson Corp	3.250	03/01/16	1,344
5,000,000		Medtronic, Inc	4.750	09/15/15	5,613
3,500,000		Quest Diagnostics, Inc	6.400	07/01/17	4,142
6,225,000		Thermo Fisher Scientific, Inc	2.150	12/28/12	6,256
1,695,000		Thermo Fisher Scientific, Inc	3.200	05/01/15	1,802
1,750,000		Thermo Fisher Scientific, Inc	5.000	06/01/15	1,954
12,280,000		Thermo Fisher Scientific, Inc	3.200	03/01/16	13,146
6,125,000		Thermo Fisher Scientific, Inc	2.250	08/15/16	6,334
2,560,000		Thermo Fisher Scientific, Inc	4.700	05/01/20	2,940
3,300,000		Thermo Fisher Scientific, Inc	3.600	08/15/21	3,549

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			89,944

HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
7,175,000		Clorox Co	3.800	11/15/21	7,479
2,620,000		Colgate-Palmolive Co	2.300	05/03/22	2,636
6,325,000		Ecolab, Inc	4.350	12/08/21	7,010
4,975,000		Procter & Gamble Co	5.550	03/05/37	6,624
3,000,000		Unilever Capital Corp	4.800	02/15/19	3,516
2,000,000		Unilever Capital Corp	4.250	02/10/21	2,333

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			29,598

INSURANCE - 1.1%
3,825,000		ACE INA Holdings, Inc	5.875	06/15/14	4,169
2,155,000		Aetna, Inc	6.500	09/15/18	2,659
1,925,000		Aetna, Inc	6.625	06/15/36	2,462
5,375,000		Allstate Corp	7.450	05/16/19	6,883
4,375,000		American Financial Group, Inc	9.875	06/15/19	5,494
500,000		American International Group, Inc	3.650	01/15/14	511
3,750,000		Chubb Corp	6.000	05/11/37	4,814
1,390,000		CIGNA Corp	5.125	06/15/20	1,537
6,900,000		CIGNA Corp	4.500	03/15/21	7,424
7,600,000		Hartford Financial Services Group, Inc	4.000	03/30/15	7,971
4,500,000		Hartford Financial Services Group, Inc	4.000	10/15/17	4,519
5,150,000	g	Liberty Mutual Group, Inc	6.500	05/01/42	5,213
2,800,000		Lincoln National Corp	7.000	06/15/40	3,303
5,620,000		Metlife, Inc	5.000	06/15/15	6,179
7,675,000		Metlife, Inc	6.750	06/01/16	9,000
4,500,000		Metlife, Inc	5.700	06/15/35	5,334
5,500,000	g	Principal Life Global Funding I	5.125	10/15/13	5,757
5,000,000		Progressive Corp	3.750	08/23/21	5,397
2,000,000		Prudential Financial, Inc	3.875	01/14/15	2,094
8,050,000		Prudential Financial, Inc	7.375	06/15/19	9,825
5,000,000		Prudential Financial, Inc	6.625	06/21/40	5,699
7,000,000		Prudential Financial, Inc	6.200	11/15/40	7,638
3,000,000	g	Prudential Funding LLC	6.750	09/15/23	3,571
4,250,000		Travelers Cos, Inc	5.800	05/15/18	5,133
1,500,000		Unum Group	5.625	09/15/20	1,613
1,800,000		WellPoint, Inc	5.875	06/15/17	2,123
6,750,000		WellPoint, Inc	3.125	05/15/22	6,804
2,250,000		WellPoint, Inc	5.850	01/15/36	2,664
7,850,000		WellPoint, Inc	4.625	05/15/42	8,092
7,000,000		Willis Group Holdings plc	4.125	03/15/16	7,318

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$2,400,000		WR Berkley Corp	5.375%	09/15/20	$2,585

		TOTAL INSURANCE			153,785

MATERIALS - 1.6%
3,385,000		3M Co	4.375	08/15/13	3,536
4,150,000		3M Co	5.700	03/15/37	5,645
4,600,000		Air Products & Chemicals, Inc	4.150	02/01/13	4,695
6,630,000		Air Products & Chemicals, Inc	4.375	08/21/19	7,558
1,125,000		Airgas, Inc	4.500	09/15/14	1,202
1,000,000		Airgas, Inc	7.125	10/01/18	1,079
4,000,000	g	Anglo American Capital plc	2.625	04/03/17	3,991
2,150,000	g	Anglo American Capital plc	4.450	09/27/20	2,270
6,540,000		AngloGold Ashanti Holdings plc	5.375	04/15/20	6,721
1,860,000		ArcelorMittal	3.750	08/05/15	1,870
3,500,000		ArcelorMittal	4.500	02/25/17	3,447
6,700,000		ArcelorMittal	6.250	02/25/22	6,562
1,015,000		Ball Corp	7.125	09/01/16	1,105
355,000		Ball Corp	7.375	09/01/19	392
4,000,000		Ball Corp	5.750	05/15/21	4,300
1,365,000		Ball Corp	5.000	03/15/22	1,420
12,100,000		Barrick Gold Corp	3.850	04/01/22	12,527
7,175,000		Barrick North America Finance LLC	4.400	05/30/21	7,733
10,100,000	g	Braskem Finance Ltd	5.375	05/02/22	10,151
3,000,000		Celanese US Holdings LLC	6.625	10/15/18	3,263
2,000,000		CF Industries, Inc	6.875	05/01/18	2,373
3,175,000		CF Industries, Inc	7.125	05/01/20	3,866
3,850,000		Cliffs Natural Resources, Inc	6.250	10/01/40	3,781
5,600,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.750	11/04/20	5,840
5,100,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.875	11/03/21	5,365
2,770,000		Crown Americas LLC	6.250	02/01/21	3,026
5,025,000		Domtar Corp	4.400	04/01/22	4,923
7,734,000		Dow Chemical Co	4.125	11/15/21	8,296
1,000,000		Eastman Chemical Co	5.500	11/15/19	1,141
6,450,000		EI Du Pont de Nemours & Co	3.250	01/15/15	6,861
6,000,000		EI Du Pont de Nemours & Co	4.625	01/15/20	7,009
11,250,000		Freeport-McMoRan Copper & Gold, Inc	1.400	02/13/15	11,212
3,315,000	g	Fufeng Group Ltd	7.625	04/13/16	2,834
1,500,000		Graphic Packaging International, Inc	9.500	06/15/17	1,650
1,400,000		Greif, Inc	7.750	08/01/19	1,596
2,000,000		International Paper Co	4.750	02/15/22	2,183
4,250,000		International Paper Co	7.300	11/15/39	5,306
5,900,000		International Paper Co	6.000	11/15/41	6,652
3,000,000	g	LyondellBasell Industries NV	5.000	04/15/19	3,146
1,950,000	g	LyondellBasell Industries NV	6.000	11/15/21	2,140
7,650,000		Newmont Mining Corp	3.500	03/15/22	7,551
3,825,000		Newmont Mining Corp	4.875	03/15/42	3,730
5,050,000		Praxair, Inc	5.250	11/15/14	5,566
7,350,000		Praxair, Inc	2.450	02/15/22	7,250
7,500,000		Rio Tinto Finance USA Ltd	2.250	09/20/16	7,753
5,000,000	g	Silgan Holdings, Inc	5.000	04/01/20	5,113
3,140,000	g	Sociedad Quimica y Minera de Chile S.A.	5.500	04/21/20	3,404
3,000,000		Solutia, Inc	7.875	03/15/20	3,510
1,940,000		Teck Resources Ltd	6.000	08/15/40	2,033

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$4,100,000		Teck Resources Ltd	5.200%	03/01/42	$3,928
5,450,000	g	Xstrata Canada Financial Corp	4.950	11/15/21	5,631

		TOTAL MATERIALS			234,136

MEDIA - 1.1%
1,000,000		AMC Entertainment, Inc	8.750	06/01/19	1,073
3,850,000		CBS Corp	1.950	07/01/17	3,846
1,960,000		CCO Holdings LLC	6.625	01/31/22	2,097
1,388,000		Cinemark USA, Inc	8.625	06/15/19	1,537
1,011,000		Comcast Cable Communications Holdings, Inc	8.375	03/15/13	1,066
11,250,000		Comcast Corp	4.650	07/15/42	11,255
1,455,000		CSC Holdings LLC	8.500	04/15/14	1,601
7,000,000		DIRECTV Holdings LLC	2.400	03/15/17	7,046
15,250,000		DIRECTV Holdings LLC	3.800	03/15/22	15,422
11,050,000		DIRECTV Holdings LLC	5.150	03/15/42	11,121
8,725,000		Discovery Communications LLC	3.300	05/15/22	8,806
5,075,000		Discovery Communications LLC	4.950	05/15/42	5,297
2,550,000	g	DISH DBS Corp	4.625	07/15/17	2,553
5,000,000		Grupo Televisa S.A.	6.000	05/15/18	5,792
2,160,000		Lamar Media Corp	7.875	04/15/18	2,376
1,850,000	g	Lamar Media Corp	5.875	02/01/22	1,896
8,700,000		NBC Universal Media LLC	5.150	04/30/20	9,988
11,930,000		NBC Universal Media LLC	4.375	04/01/21	13,125
1,274,000		News America, Inc	7.250	05/18/18	1,528
2,105,000		News America, Inc	7.625	11/30/28	2,484
1,578,000		News America, Inc	6.550	03/15/33	1,780
3,575,000		News America, Inc	6.650	11/15/37	4,173
3,800,000		News America, Inc	6.900	08/15/39	4,540
3,315,000		Nielsen Finance LLC	7.750	10/15/18	3,671
2,100,000		Time Warner Cable, Inc	8.750	02/14/19	2,792
9,675,000		Time Warner Cable, Inc	8.250	04/01/19	12,642
3,000,000		Time Warner, Inc	3.150	07/15/15	3,164
3,825,000		Time Warner, Inc	6.500	11/15/36	4,527
5,000,000		Time Warner, Inc	5.375	10/15/41	5,321
5,525,000		Time Warner, Inc	4.900	06/15/42	5,606
4,850,000		Viacom, Inc	1.250	02/27/15	4,862
5,400,000		Viacom, Inc	2.500	12/15/16	5,591
3,000,000		Viacom, Inc	3.500	04/01/17	3,228

		TOTAL MEDIA			171,806

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.6%
3,975,000		Abbott Laboratories	5.300	05/27/40	4,856
6,500,000	g	Aristotle Holding, Inc	2.100	02/12/15	6,563
6,850,000	g	Aristotle Holding, Inc	3.900	02/15/22	7,100
5,450,000		Johnson & Johnson	2.150	05/15/16	5,704
4,000,000		Johnson & Johnson	5.850	07/15/38	5,549
3,140,000		Life Technologies Corp	3.500	01/15/16	3,269
4,115,000		Mead Johnson Nutrition Co	4.900	11/01/19	4,680
2,750,000		Mead Johnson Nutrition Co	5.900	11/01/39	3,398
7,750,000		Merck & Co, Inc	3.875	01/15/21	8,716
1,750,000		NBTY, Inc	9.000	10/01/18	1,934
3,750,000		Novartis Capital Corp	4.125	02/10/14	3,959
15,775,000		Novartis Capital Corp	2.900	04/24/15	16,689

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$8,750,000		Sanofi-Aventis S.A.	2.625%	03/29/16	$9,181
3,225,000		Schering-Plough Corp	6.550	09/15/37	4,616

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			86,214

REAL ESTATE - 0.7%
1,485,000		AMB Property LP	7.625	08/15/14	1,633
2,310,000		AMB Property LP	4.500	08/15/17	2,415
3,750,000		Boston Properties LP	3.700	11/15/18	3,918
2,000,000		Brandywine Operating Partnership LP	5.400	11/01/14	2,097
1,525,000		Brandywine Operating Partnership LP	7.500	05/15/15	1,693
7,000,000		Brandywine Operating Partnership LP	4.950	04/15/18	7,169
3,965,000		Camden Property Trust	4.625	06/15/21	4,260
6,800,000		Developers Diversified Realty Corp	4.750	04/15/18	7,053
3,460,000		Developers Diversified Realty Corp	7.875	09/01/20	4,137
255,000		Federal Realty Investment Trust	5.650	06/01/16	281
700,000		Federal Realty Investment Trust	5.900	04/01/20	800
6,450,000		Health Care REIT, Inc	3.625	03/15/16	6,631
4,700,000		Health Care REIT, Inc	4.125	04/01/19	4,774
2,775,000		Healthcare Realty Trust, Inc	5.750	01/15/21	2,926
1,600,000		Highwoods Properties, Inc	5.850	03/15/17	1,717
1,925,000		Kilroy Realty Corp	5.000	11/03/15	2,049
3,250,000		Kilroy Realty LP	4.800	07/15/18	3,416
840,000		Kimco Realty Corp	5.700	05/01/17	930
4,000,000		National Retail Properties, Inc	5.500	07/15/21	4,240
900,000		Nationwide Health Properties, Inc	6.250	02/01/13	924
2,325,000		Regency Centers LP	5.250	08/01/15	2,495
225,000		Regency Centers LP	5.875	06/15/17	252
800,000		Simon Property Group LP	5.250	12/01/16	899
4,150,000		Simon Property Group LP	2.800	01/30/17	4,272
3,040,000		Simon Property Group LP	10.350	04/01/19	4,264
7,900,000		Simon Property Group LP	3.375	03/15/22	7,935
1,750,000	g,i	USB Realty Corp	1.614	12/30/49	1,300
1,360,000		Ventas Realty LP	3.125	11/30/15	1,385
3,750,000		Ventas Realty LP	4.000	04/30/19	3,846
1,850,000		Ventas Realty LP	4.250	03/01/22	1,863
3,750,000		Washington Real Estate Investment Trust	4.950	10/01/20	3,987
4,500,000	g	Yanlord Land Group Ltd	10.625	03/29/18	4,162

		TOTAL REAL ESTATE			99,723

RETAILING - 0.7%
3,000,000		AmeriGas Partners LP	6.250	08/20/19	3,015
2,000,000		Asbury Automotive Group, Inc	7.625	03/15/17	2,070
2,500,000		AutoNation, Inc	5.500	02/01/20	2,575
3,900,000		Home Depot, Inc	4.400	04/01/21	4,501
3,150,000		Limited Brands, Inc	7.000	05/01/20	3,496
3,855,000		Limited Brands, Inc	5.625	02/15/22	3,971
15,062,000		Macy’s Retail Holdings, Inc	5.900	12/01/16	17,361
6,750,000		Macy’s Retail Holdings, Inc	3.875	01/15/22	7,097
4,565,000		O’Reilly Automotive, Inc	4.625	09/15/21	4,771
3,000,000	g	QVC, Inc	7.125	04/15/17	3,187
2,000,000	g	QVC, Inc	7.500	10/01/19	2,220
2,475,000	g	QVC, Inc	5.125	07/02/22	2,526
3,875,000		Staples, Inc	9.750	01/15/14	4,331

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$13,075,000		Target Corp	2.900%	01/15/22	$13,360
875,000		Wal-Mart Stores, Inc	3.000	02/03/14	907
3,450,000		Wal-Mart Stores, Inc	3.250	10/25/20	3,702
3,675,000		Wal-Mart Stores, Inc	5.000	10/25/40	4,394
12,000,000		Wal-Mart Stores, Inc	5.625	04/15/41	15,618

		TOTAL RETAILING			99,102

SOFTWARE & SERVICES - 1.0%
5,000,000	g	Fidelity National Information Services, Inc	5.000	03/15/22	5,087
14,200,000		International Business Machines Corp	0.550	02/06/15	14,108
88,000,000		International Business Machines Corp	0.750	05/11/15	87,866
4,030,000		International Business Machines Corp	1.950	07/22/16	4,146
9,050,000		International Business Machines Corp	1.250	02/06/17	9,074
3,655,000		Microsoft Corp	0.875	09/27/13	3,679
8,825,000		Microsoft Corp	1.625	09/25/15	9,126
3,925,000		Oracle Corp	3.750	07/08/14	4,168
3,100,000		Oracle Corp	5.750	04/15/18	3,761
3,750,000		Oracle Corp	3.875	07/15/20	4,198
1,000,000		SunGard Data Systems, Inc	7.375	11/15/18	1,073

		TOTAL SOFTWARE & SERVICES			146,286

TECHNOLOGY HARDWARE & EQUIPMENT - 0.4%
4,000,000		Amphenol Corp	4.750	11/15/14	4,304
1,000,000		Brocade Communications Systems, Inc	6.875	01/15/20	1,082
5,250,000		Hewlett-Packard Co	2.350	03/15/15	5,332
3,500,000		Jabil Circuit, Inc	5.625	12/15/20	3,701
2,212,000		L-3 Communications Corp	6.375	10/15/15	2,260
9,500,000		L-3 Communications Corp	3.950	11/15/16	10,089
2,000,000		L-3 Communications Corp	4.950	02/15/21	2,163
4,000,000		NII Capital Corp	7.625	04/01/21	3,430
3,600,000		Xerox Corp	8.250	05/15/14	4,014

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			36,375

TELECOMMUNICATION SERVICES - 1.5%
2,870,000		America Movil SAB de C.V.	2.375	09/08/16	2,944
6,310,000		America Movil SAB de C.V.	5.000	03/30/20	7,166
11,450,000		American Tower Corp	4.700	03/15/22	11,754
2,500,000		AT&T, Inc	2.500	08/15/15	2,603
20,750,000		AT&T, Inc	2.950	05/15/16	21,978
5,000,000		AT&T, Inc	3.000	02/15/22	5,079
2,000,000		AT&T, Inc	6.150	09/15/34	2,410
11,500,000		AT&T, Inc	6.300	01/15/38	14,324
4,500,000		Axiata SPV1 (Labuan) Ltd	5.375	04/28/20	4,887
13,125,000		BellSouth Corp	5.200	09/15/14	14,284
1,975,000		BellSouth Corp	6.550	06/15/34	2,319
13,850,000		Cellco Partnership	8.500	11/15/18	18,952
4,000,000	g	Deutsche Telekom International Finance BV	2.250	03/06/17	3,953
4,000,000		Deutsche Telekom International Finance BV	8.750	06/15/30	5,552
3,625,000	g	Deutsche Telekom International Finance BV	4.875	03/06/42	3,444
3,100,000	g	Globo Comunicacao e Participacoes S.A.	4.875	04/11/22	3,224
12,070,000	g	Oi S.A.	5.750	02/10/22	12,299
4,450,000	g	Qtel International Finance	4.750	02/16/21	4,739
3,000,000		Qwest Communications International, Inc	7.125	04/01/18	3,165

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$1,225,000		Sprint Nextel Corp	6.000%	12/01/16	$1,173
3,075,000		Telecom Italia Capital S.A.	6.175	06/18/14	3,098
4,825,000		Telecom Italia Capital S.A.	6.999	06/04/18	4,801
4,275,000		Telecom Italia Capital S.A.	7.175	06/18/19	4,254
11,100,000		Telefonica Emisiones SAU	3.992	02/16/16	9,923
3,315,000	g	Telefonica Moviles Chile S.A.	2.875	11/09/15	3,332
4,500,000		Telefonos de Mexico SAB de C.V.	5.500	11/15/19	5,235
5,125,000		Verizon Communications, Inc	5.250	04/15/13	5,310
1,250,000		Verizon Communications, Inc	6.100	04/15/18	1,523
2,905,000		Verizon Communications, Inc	8.750	11/01/18	3,993
3,100,000		Verizon Communications, Inc	8.950	03/01/39	5,106
6,500,000		Verizon Virginia, Inc	4.625	03/15/13	6,680
4,500,000	g	Vimpelcom Holdings	7.504	03/01/22	4,228
1,862,000		Virgin Media Finance plc	9.500	08/15/16	2,076
5,000,000		Virgin Media Finance plc	5.250	02/15/22	5,113
5,400,000		Virgin Media Secured Finance plc	5.250	01/15/21	5,982
735,000		Windstream Corp	8.125	09/01/18	790

		TOTAL TELECOMMUNICATION SERVICES			217,693

TRANSPORTATION - 0.7%
8,600,000		ABB Finance USA, Inc	2.875	05/08/22	8,699
5,730,000	g	Asciano Finance	5.000	04/07/18	5,985
1,800,000	g	Asciano Finance Ltd	3.125	09/23/15	1,792
2,840,000		Bristow Group, Inc	7.500	09/15/17	2,946
5,000,000		Burlington Northern Santa Fe LLC	3.450	09/15/21	5,231
7,650,000		Burlington Northern Santa Fe LLC	3.050	03/15/22	7,719
3,475,000		Burlington Northern Santa Fe LLC	5.050	03/01/41	3,824
12,900,000		Burlington Northern Santa Fe LLC	4.400	03/15/42	12,990
3,000,000	g	DP World Ltd	6.850	07/02/37	2,948
2,325,000		Embraer Overseas Ltd	6.375	01/15/20	2,587
4,500,000		Kansas City Southern de Mexico S.A. de C.V.	6.625	12/15/20	5,006
1,085,000		Kansas City Southern de Mexico S.A. de C.V.	6.125	06/15/21	1,194
5,650,000	g	Kazakhstan Temir Zholy Finance BV	6.375	10/06/20	6,215
2,500,000		Norfolk Southern Corp	5.750	01/15/16	2,877
2,800,000		Norfolk Southern Corp	5.750	04/01/18	3,321
6,750,000		Norfolk Southern Corp	3.000	04/01/22	6,828
2,056,000		Norfolk Southern Corp	5.590	05/17/25	2,484
3,500,000	g	Transnet Ltd	4.500	02/10/16	3,649
5,578,000		Union Pacific Corp	4.163	07/15/22	6,215
5,500,000		Union Pacific Corp	4.750	09/15/41	5,966
7,750,000		United Parcel Service, Inc	3.125	01/15/21	8,298

		TOTAL TRANSPORTATION			106,774

UTILITIES - 2.9%
3,630,000	g	Abu Dhabi National Energy Co	5.875	12/13/21	4,016
2,500,000		AES Corp	7.750	03/01/14	2,713
4,300,000		AES El Salvador Trust	6.750	02/01/16	4,268
3,785,000	g	AES Gener S.A.	5.250	08/15/21	4,001
2,250,000		AGL Capital Corp	5.250	08/15/19	2,606
2,000,000		AGL Capital Corp	6.000	10/01/34	2,449
8,435,000		Alliant Energy Corp	4.000	10/15/14	8,873
1,667,000		Arizona Public Service Co	5.050	09/01/41	1,857
5,500,000		Atmos Energy Corp	8.500	03/15/19	7,358

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$2,000,000	g	Calpine Corp	7.500%	02/15/21	$2,160
4,500,000		Carolina Power & Light Co	5.125	09/15/13	4,738
4,750,000		Carolina Power & Light Co	5.300	01/15/19	5,702
2,750,000		Carolina Power & Light Co	5.700	04/01/35	3,440
2,100,000		CenterPoint Energy Houston Electric LLC	7.000	03/01/14	2,313
3,670,000		CenterPoint Energy Resources Corp	4.500	01/15/21	4,006
3,550,000		CenterPoint Energy Resources Corp	6.250	02/01/37	4,087
7,500,000		CenterPoint Energy Resources Corp	5.850	01/15/41	9,040
5,200,000	g	Centrais Eletricas Brasileiras S.A.	5.750	10/27/21	5,684
9,000,000	g	CEZ AS.	4.250	04/03/22	9,221
4,630,000	g	CEZ AS.	5.625	04/03/42	4,863
3,075,000	g	China Resources Gas Group Ltd	4.500	04/05/22	3,147
2,500,000		CMS Energy Corp	5.050	02/15/18	2,672
2,500,000	g	Colbun S.A.	6.000	01/21/20	2,688
5,860,000	g	Comision Federal de Electricidad	4.875	05/26/21	6,329
2,075,000	g	Comision Federal de Electricidad	5.750	02/14/42	2,179
3,055,000		Commonwealth Edison Co	4.000	08/01/20	3,397
4,200,000		Commonwealth Edison Co	5.900	03/15/36	5,447
2,750,000		Connecticut Light & Power Co	5.500	02/01/19	3,291
3,500,000		Consolidated Edison Co of New York, Inc	5.700	06/15/40	4,491
4,250,000		Consolidated Natural Gas Co	5.000	12/01/14	4,614
3,750,000		Detroit Edison Co	3.950	06/15/42	3,812
4,000,000		Dominion Resources, Inc	4.900	08/01/41	4,521
7,150,000		Duke Energy Carolinas LLC	5.750	11/15/13	7,632
1,400,000		Duke Energy Carolinas LLC	4.300	06/15/20	1,601
2,000,000		Florida Power Corp	6.400	06/15/38	2,728
3,500,000		FPL Group Capital, Inc	2.600	09/01/15	3,596
3,000,000		Georgia Power Co	5.400	06/01/40	3,584
2,000,000		Georgia Power Co	4.300	03/15/42	2,083
5,000,000		Indiana Michigan Power Co	7.000	03/15/19	6,218
3,855,000	g	Instituto Costarricense de Electricidad	6.950	11/10/21	3,953
2,725,000		Integrys Energy Group, Inc	4.170	11/01/20	2,939
3,350,000	g	Israel Electric Corp Ltd	6.700	02/10/17	3,471
1,000,000	g	Kansas Gas & Electric	6.700	06/15/19	1,247
2,815,000		Kinder Morgan Energy Partners LP	5.850	09/15/12	2,842
3,650,000		Kinder Morgan Energy Partners LP	3.500	03/01/16	3,859
2,825,000		Kinder Morgan Energy Partners LP	9.000	02/01/19	3,649
6,430,000	g	KMG Finance Sub BV	6.375	04/09/21	7,073
1,850,000	g	Korea Hydro & Nuclear Power Co Ltd	3.125	09/16/15	1,890
7,150,000	g	Korea Hydro & Nuclear Power Co Ltd	4.750	07/13/21	7,773
5,000,000		LG&E and KU Energy LLC	3.750	11/15/20	5,123
5,950,000		Midamerican Energy Holdings Co	5.950	05/15/37	7,380
4,000,000		National Fuel Gas Co	5.250	03/01/13	4,103
2,800,000		Nevada Power Co	6.500	08/01/18	3,468
3,500,000		Nevada Power Co	6.650	04/01/36	4,711
3,335,000		Nevada Power Co	5.450	05/15/41	4,005
2,850,000		Oncor Electric Delivery Co LLC	5.250	09/30/40	2,954
8,400,000	g	Oncor Electric Delivery Co LLC	4.550	12/01/41	7,998
5,250,000		Pacific Gas & Electric Co	8.250	10/15/18	7,077
2,350,000		Pacific Gas & Electric Co	3.250	09/15/21	2,462
3,500,000		Pacific Gas & Electric Co	4.450	04/15/42	3,674
2,750,000		PacifiCorp	6.000	01/15/39	3,613
4,825,000		Pepco Holdings, Inc	2.700	10/01/15	4,953

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$8,050,000	g	Perusahaan Listrik Negara PT	5.500%	11/22/21	$8,412
6,750,000		PG&E Corp	5.750	04/01/14	7,263
750,000		Potomac Electric Power Co	7.900	12/15/38	1,223
6,925,000		PPL Capital Funding, Inc	4.200	06/15/22	6,947
2,000,000		PPL Electric Utilities Corp	3.000	09/15/21	2,072
1,750,000		PPL Electric Utilities Corp	5.200	07/15/41	2,141
3,825,000		Progress Energy, Inc	7.050	03/15/19	4,808
2,000,000		Public Service Co of Colorado	7.875	10/01/12	2,035
4,625,000		Public Service Co of Colorado	3.200	11/15/20	4,954
8,800,000		Public Service Co of Oklahoma	5.150	12/01/19	10,181
2,640,000		Public Service Electric & Gas Co	5.300	05/01/18	3,137
5,000,000		Public Service Electric & Gas Co	3.500	08/15/20	5,438
2,940,000		QEP Resources, Inc	5.375	10/01/22	2,947
1,250,000		Questar Market Resources, Inc	6.875	03/01/21	1,388
2,000,000		Sabine Pass LNG LP	7.250	11/30/13	2,070
4,275,000		San Diego Gas & Electric Co	3.000	08/15/21	4,516
3,100,000		San Diego Gas & Electric Co	3.950	11/15/41	3,263
3,000,000		Sempra Energy	2.300	04/01/17	3,075
4,000,000		Sempra Energy	6.000	10/15/39	4,968
2,000,000		Spectra Energy Capital LLC	6.250	02/15/13	2,057
2,325,000		Tampa Electric Co	4.100	06/15/42	2,342
2,600,000		Veolia Environnement	5.250	06/03/13	2,684
4,500,000		Virginia Electric and Power Co	4.750	03/01/13	4,624
3,680,000		Virginia Electric and Power Co	2.950	01/15/22	3,791
11,350,000		Westar Energy, Inc	4.125	03/01/42	11,884
3,000,000		Williams Partners LP	3.800	02/15/15	3,156
5,075,000		Williams Partners LP	4.000	11/15/21	5,272
6,200,000		Williams Partners LP	6.300	04/15/40	7,343
14,000,000	g	Wpd Investment Holdings Ltd	3.900	05/01/16	14,673
4,000,000		Xcel Energy, Inc	4.800	09/15/41	4,476

		TOTAL UTILITIES			410,782

		TOTAL CORPORATE BONDS			4,371,869

		(Cost $4,131,553)

GOVERNMENT BONDS - 62.6%

AGENCY SECURITIES - 4.8%
20,108,791		AMAL Ltd	3.465	08/21/21	21,462
35,000,000		Citigroup Funding, Inc	1.875	10/22/12	35,172
12,000,000		Citigroup Funding, Inc	2.250	12/10/12	12,108
26,000,000	g,j	FDIC Structured Sale Guarantee	0.000	10/25/12	25,982
9,750,000		Federal Farm Credit Bank (FFCB)	1.375	06/25/13	9,858
15,000,000		Federal Home Loan Bank (FHLB)	1.875	06/21/13	15,235
55,000,000		Federal Home Loan Mortgage Corp (FHLMC)	0.750	03/28/13	55,199
20,000,000		FHLMC	3.000	07/28/14	21,050
156,572		FHLMC	5.750	12/15/18	158
2,000,000		Federal National Mortgage Association (FNMA)	1.125	07/30/12	2,002
10,000,000		FNMA	3.625	02/12/13	10,204
19,600,000		FNMA	1.250	08/20/13	19,807
24,500,000		FNMA	2.750	02/05/14	25,464
76,000,000		FNMA	2.750	03/13/14	79,083
23,500,000		FNMA	3.000	09/16/14	24,865

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$35,000,000		FNMA	2.625%	11/20/14	$36,843
4,791,789		Cal Dive I- Title XI, Inc	4.930	02/01/27	5,409
7,000,000		General Electric Capital Corp	2.625	12/28/12	7,080
54,875,000		GMAC, Inc	1.750	10/30/12	55,143
21,800,000		GMAC, Inc	2.200	12/19/12	22,000
2,267,779		National Credit Union Administration	1.840	10/07/20	2,296
1,196,016		Overseas Private Investment Corp	3.420	01/15/15	1,226
19,517,043		Premier Aircraft Leasing	3.576	02/06/22	20,988
25,000,000		Private Export Funding Corp	3.550	04/15/13	25,645
10,000,000		Private Export Funding Corp	3.050	10/15/14	10,556
7,000,000		Private Export Funding Corp	4.550	05/15/15	7,800
15,000,000		Private Export Funding Corp	2.125	07/15/16	15,812
17,000,000		Private Export Funding Corp	5.450	09/15/17	20,718
10,000,000		Private Export Funding Corp	2.250	12/15/17	10,590
10,000,000		Private Export Funding Corp	4.375	03/15/19	11,883
35,000,000		Private Export Funding Corp	4.300	12/15/21	41,194
7,916,450		Rowan Cos, Inc	3.158	07/15/21	8,407
3,152,344		Totem Ocean Trailer Express, Inc	4.514	12/18/19	3,420
3,000,000		US Department of Housing and Urban Development	5.380	08/01/18	3,499

		TOTAL AGENCY SECURITIES			668,158

FOREIGN GOVERNMENT BONDS - 7.0%
16,500,000	g	Bank of Montreal	2.850	06/09/15	17,461
27,700,000	g	Bank of Montreal	2.625	01/25/16	29,241
19,400,000	g	Bank of Nova Scotia	1.450	07/26/13	19,597
50,520,000	g	Bank of Nova Scotia	1.650	10/29/15	51,653
39,500,000	g	Bank of Nova Scotia	2.150	08/03/16	41,051
2,000,000	g	Barbados Government International Bond	7.000	08/04/22	2,020
4,210,000		Brazilian Government International Bond	5.875	01/15/19	5,081
12,024,000		Brazilian Government International Bond	4.875	01/22/21	13,906
825,000		Brazilian Government International Bond	7.125	01/20/37	1,190
4,500,000		Brazilian Government International Bond	5.625	01/07/41	5,519
10,680,000	g	Caisse Centrale Desjardins du Quebec	2.550	03/24/16	11,240
24,600,000	g	Caisse Centrale Desjardins du Quebec	1.600	03/06/17	24,876
12,200,000		Canada Government International Bond	2.375	09/10/14	12,732
25,275,000		Canada Government International Bond	0.875	02/14/17	25,405
6,000,000	g	Canadian Imperial Bank of Commerce	2.000	02/04/13	6,055
6,000,000	g	Canadian Imperial Bank of Commerce	2.600	07/02/15	6,310
12,500,000	g	Canadian Imperial Bank of Commerce	2.750	01/27/16	13,267
3,630,000		Chile Government International Bond	3.875	08/05/20	4,029
2,675,000		Colombia Government International Bond	4.375	07/12/21	3,004
4,500,000		Colombia Government International Bond	6.125	01/18/41	5,850
2,700,000	g	Croatia Government International Bond	6.250	04/27/17	2,693
3,350,000	g	Croatia Government International Bond	6.375	03/24/21	3,279
2,350,000	g	Democratic Socialist Republic of Sri Lanka	7.400	01/22/15	2,515
2,000,000	g	Dominican Republic International Bond	7.500	05/06/21	2,130
5,208,000		Eksportfinans ASA	2.000	09/15/15	4,661
4,000,000	g	El Salvador Government International Bond	7.625	02/01/41	4,206
5,690,000	g	Eskom Holdings Ltd	5.750	01/26/21	6,223
3,500,000		European Investment Bank	4.875	02/15/36	4,061
15,350,000		Export Development Canada	2.250	05/28/15	16,120
1,900,000		Export-Import Bank of Korea	5.125	06/29/20	2,119
4,200,000		Export-Import Bank of Korea	4.375	09/15/21	4,449

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$3,000,000		Federative Republic of Brazil	6.000%	01/17/17	$3,534
800,000	g	Guatemala Government Bond	5.750	06/06/22	832
2,810,000		Hungary Government International Bond	6.375	03/29/21	2,737
2,310,000		Hungary Government International Bond	7.625	03/29/41	2,258
40,200,000		Hydro Quebec	1.375	06/19/17	40,169
2,100,000	g	Iceland Government International Bond	5.875	05/11/22	2,037
14,300,000	g	Indonesia Government International Bond	3.750	04/25/22	14,264
10,075,000		Israel Government International Bond	4.000	06/30/22	10,425
4,400,000		Italy Government International Bond	5.375	06/12/17	4,357
1,610,000		Italy Government International Bond	6.875	09/27/23	1,633
15,230,000	g	Kommunalbanken AS.	1.375	06/08/17	15,173
3,670,000	g	Korea Housing Finance Corp	3.500	12/15/16	3,803
5,000,000	g	Lithuania Government International Bond	5.125	09/14/17	5,275
3,060,000	g	Lithuania Government International Bond	6.625	02/01/22	3,504
1,000,000		Mexico Government International Bond	5.625	01/15/17	1,164
4,500,000		Mexico Government International Bond	3.625	03/15/22	4,777
2,900,000		Mexico Government International Bond	6.750	09/27/34	3,958
5,000,000		Mexico Government International Bond	6.050	01/11/40	6,450
4,000,000		Mexico Government International Bond	4.750	03/08/44	4,310
3,600,000	g	Namibia International Bonds	5.500	11/03/21	3,744
9,250,000	g	National Bank of Canada	1.650	01/30/14	9,408
10,000,000	g	Nederlandse Waterschapsbank NV	2.125	02/09/17	10,094
2,000,000		Panama Government International Bond	5.200	01/30/20	2,335
2,450,000		Panama Government International Bond	6.700	01/26/36	3,307
1,000,000		Peruvian Government International Bond	7.125	03/30/19	1,285
1,200,000		Peruvian Government International Bond	7.350	07/21/25	1,686
1,250,000		Peruvian Government International Bond	6.550	03/14/37	1,701
1,000,000		Philippine Government International Bond	5.500	03/30/26	1,183
2,000,000		Philippine Government International Bond	5.000	01/13/37	2,180
4,500,000		Poland Government International Bond	3.875	07/16/15	4,751
6,350,000		Poland Government International Bond	6.375	07/15/19	7,479
10,667,000		Poland Government International Bond	5.125	04/21/21	11,792
4,280,000		Poland Government International Bond	5.000	03/23/22	4,672
25,000,000	g	Province of Alberta Canada	1.000	06/21/17	25,083
13,825,000		Province of British Columbia Canada	2.850	06/15/15	14,701
21,000,000		Province of British Columbia Canada	1.200	04/25/17	21,205
3,000,000		Province of Manitoba Canada	2.125	04/22/13	3,043
20,000,000		Province of Manitoba Canada	1.375	04/28/14	20,349
20,750,000		Province of Manitoba Canada	1.750	05/30/19	20,855
20,000,000		Province of New Brunswick Canada	2.750	06/15/18	21,453
12,000,000		Province of Nova Scotia Canada	2.375	07/21/15	12,549
27,400,000		Province of Ontario Canada	4.100	06/16/14	29,235
24,250,000		Province of Ontario Canada	2.950	02/05/15	25,584
35,525,000		Province of Ontario Canada	2.700	06/16/15	37,452
24,000,000		Province of Ontario Canada	2.300	05/10/16	25,038
10,000,000		Province of Ontario Canada	4.000	10/07/19	11,366
2,250,000		Province of Quebec Canada	5.125	11/14/16	2,628
8,835,000		Province of Quebec Canada	4.625	05/14/18	10,329
22,500,000		Province of Quebec Canada	3.500	07/29/20	24,750
20,000,000		Province of Quebec Canada	2.750	08/25/21	20,688
6,000,000		Province of Quebec Canada	7.500	09/15/29	9,225
3,000,000		Qatar Government International Bond	5.250	01/20/20	3,459
2,500,000	g	Qatar Government International Bond	4.500	01/20/22	2,759

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$920,000	g	Republic of Ghana	8.500%	10/04/17	$1,019
2,700,000		Republic of Hungary	6.250	01/29/20	2,631
4,230,000	g	Republic of Indonesia	4.875	05/05/21	4,611
2,500,000	g	Republic of Indonesia	5.250	01/17/42	2,616
3,333,334		Republic of Serbia	6.750	11/01/24	3,200
4,500,000		Republic of Turkey	7.500	07/14/17	5,248
1,650,000		Republic of Turkey	6.000	01/14/41	1,737
4,200,000	g	Romanian Government International Bond	6.750	02/07/22	4,379
7,000,000	g	Russian Foreign Bond - Eurobond	3.625	04/29/15	7,241
3,900,000	g	Russian Foreign Bond - Eurobond	3.250	04/04/17	3,924
3,375,000	g	Russian Foreign Bond - Eurobond	5.000	04/29/20	3,670
2,230,000	g	Russian Foreign Bond - Eurobond	4.500	04/04/22	2,336
3,670,000	g	Russian Foreign Bond - Eurobond	5.625	04/04/42	3,926
2,300,000	g	Slovakia Government International Bond	4.375	05/21/22	2,266
4,502,000		South Africa Government International Bond	6.875	05/27/19	5,526
3,500,000		South Africa Government International Bond	5.500	03/09/20	4,034
4,500,000		South Africa Government International Bond	4.665	01/17/24	4,871
1,600,000		South Africa Government International Bond	6.250	03/08/41	2,024
3,700,000	g	Sri Lanka Government International Bond	6.250	10/04/20	3,792
1,630,000	g	Sri Lanka Government International Bond	6.250	07/27/21	1,640
7,680,000		Svensk Exportkredit AB	5.125	03/01/17	8,834
3,650,000		Turkey Government International Bond	5.125	03/25/22	3,801
2,180,000		United Mexican States	5.875	02/17/14	2,336
3,500,000		United Mexican States	5.950	03/19/19	4,266
500,000		United Mexican States	5.125	01/15/20	586
4,500,000		Uruguay Government International Bond	6.875	09/28/25	5,918

		TOTAL FOREIGN GOVERNMENT BONDS			986,403

MORTGAGE BACKED - 31.2%
21,527,208		Federal Home Loan Mortgage Corp (FHLMC) (Interest Only)	4.000	06/15/34	1,487
3,887,043	h,i	FHLMC	2.380	02/01/36	4,129
5,379,943	h,i	FHLMC	2.732	07/01/36	5,752
3,131,969	h,i	FHLMC	2.483	09/01/36	3,344
2,796,123	h,i	FHLMC	2.603	09/01/36	2,988
3,568,239	h,i	FHLMC	2.605	09/01/36	3,786
3,432,782	h,i	FHLMC	2.828	09/01/36	3,645
4,092,039	h,i	FHLMC	5.741	02/01/37	4,409
8,091,860	h,i	FHLMC	2.835	03/01/37	8,647
5,024,295	h,i	FHLMC	5.932	04/01/37	5,463
281,715	h,i	FHLMC	5.758	05/01/37	305
3,551,327	h,i	FHLMC	3.871	06/01/37	3,797
4,237,892	h,i	FHLMC	4.946	08/01/37	4,494
3,483,953	h,i	FHLMC	4.556	09/01/37	3,696
15,706,785		FHLMC	5.500	08/01/39	17,346
28,876,589	i	FHLMC (Interest Only)	6.318	09/15/41	7,086
45,378		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	07/01/13	47
522,649		FGLMC	6.500	12/01/16	561
3,835,986		FGLMC	5.000	09/01/18	4,119
1,866,766		FGLMC	4.500	10/01/18	2,033
1,271,772		FGLMC	4.500	11/01/18	1,385
1,337,437		FGLMC	5.500	01/01/19	1,464
484,930		FGLMC	4.000	06/01/19	517
1,960,078		FGLMC	4.500	01/01/20	2,095

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$1,624,707		FGLMC	4.500%	07/01/20	$1,758
1,099,972		FGLMC	4.500	08/01/20	1,176
191,565		FGLMC	7.000	10/01/20	224
5,085,160		FGLMC	4.500	06/01/21	5,432
14,769,968		FGLMC	4.500	06/01/21	15,777
1,898,623		FGLMC	5.000	04/01/23	2,032
36,347		FGLMC	7.000	05/01/23	42
438,345		FGLMC	6.000	10/01/23	482
373,371		FGLMC	6.000	11/01/23	411
6,934,910		FGLMC	4.000	07/01/24	7,333
2,370,933		FGLMC	4.500	09/01/24	2,521
33,000,000	h	FGLMC	5.000	07/15/27	35,265
82,480		FGLMC	8.000	01/01/31	101
165,229		FGLMC	7.000	12/01/31	195
139,403		FGLMC	7.000	12/01/31	165
83,147		FGLMC	7.000	12/01/31	98
6,408		FGLMC	7.000	01/01/32	8
350,552		FGLMC	8.000	02/01/32	434
3,473,014		FGLMC	4.500	07/01/33	3,718
1,968,350		FGLMC	5.500	11/01/33	2,195
8,444,503		FGLMC	5.500	12/01/33	9,265
3,363,287		FGLMC	5.500	12/01/33	3,723
14,808,260		FGLMC	7.000	12/01/33	17,643
26,458,382	d	FGLMC	5.000	01/01/34	28,628
6,583,959		FGLMC	5.000	05/01/34	7,117
3,666,626		FGLMC	6.000	09/01/34	4,062
11,201,372		FGLMC	4.500	10/01/34	11,993
821,617		FGLMC	5.500	12/01/34	900
4,833,687		FGLMC	4.500	04/01/35	5,175
1,148,032		FGLMC	6.000	05/01/35	1,278
1,494,998		FGLMC	6.000	05/01/35	1,661
1,765,015		FGLMC	6.000	05/01/35	1,963
1,922,191		FGLMC	6.000	05/01/35	2,147
2,108,862		FGLMC	6.000	05/01/35	2,337
3,556,321		FGLMC	6.000	05/01/35	3,941
6,006,748		FGLMC	7.000	05/01/35	7,157
11,241,215		FGLMC	5.500	06/01/35	12,309
1,116,200		FGLMC	5.500	06/01/35	1,221
3,032,976		FGLMC	5.500	06/01/35	3,320
1,369,855		FGLMC	5.500	06/01/35	1,499
2,383,998		FGLMC	6.000	06/01/35	2,652
7,292,664		FGLMC	4.500	08/01/35	7,802
1,035,761		FGLMC	5.000	10/01/35	1,116
434,448		FGLMC	6.500	11/01/35	494
651,925		FGLMC	6.000	01/01/36	716
2,016,280		FGLMC	5.000	02/01/36	2,173
849,552		FGLMC	5.500	04/01/36	934
481,868		FGLMC	6.500	05/01/36	541
5,627,589		FGLMC	6.500	10/01/36	6,319
9,483,723		FGLMC	5.500	04/01/37	10,320
13,289,051		FGLMC	5.500	05/01/37	14,460
5,773,168		FGLMC	6.000	08/01/37	6,397
2,452,251		FGLMC	6.000	09/01/37	2,720

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$3,853,779		FGLMC	6.500%	11/01/37	$4,327
10,498,079		FGLMC	5.000	04/01/38	11,511
7,059,478		FGLMC	6.000	11/01/38	7,748
8,721,251		FGLMC	4.500	05/01/39	9,318
12,961,502		FGLMC	4.000	06/01/39	13,764
6,688,825		FGLMC	5.000	07/01/39	7,190
10,131,834		FGLMC	6.000	07/01/39	11,284
21,346,782		FGLMC	4.500	11/01/40	23,588
23,849,808		FGLMC	4.500	12/01/40	26,250
32,000,000	h	FGLMC	3.500	07/15/42	33,570
33,000,000	h	FGLMC	4.000	07/15/42	35,016
143,000,000	h	FGLMC	4.500	07/15/42	152,720
85,000,000	h	FGLMC	5.000	07/15/42	91,362
25,307		Federal National Mortgage Association (FNMA)	5.000	06/01/13	26
2,556,229		FNMA	4.440	07/01/13	2,608
3,182,831		FNMA	4.754	10/01/13	3,182
1,306,830		FNMA	4.778	02/01/14	1,358
5,077,022		FNMA	4.440	04/01/14	5,307
1,435,134		FNMA	4.563	01/01/15	1,518
134,027		FNMA	7.500	02/01/15	143
416,432		FNMA	7.500	04/01/15	444
329,908		FNMA	7.500	04/01/15	352
31,167		FNMA	6.500	03/01/16	35
13,215		FNMA	6.500	04/01/16	15
237,759		FNMA	6.500	10/01/16	255
217,473		FNMA	6.500	11/01/16	233
2,096,919		FNMA	5.000	12/01/17	2,270
674,315		FNMA	6.500	02/01/18	743
1,679,268		FNMA	5.500	03/01/18	1,840
4,119,093		FNMA	5.500	04/01/18	4,512
357,963		FNMA	5.500	04/01/18	392
607,622		FNMA	6.500	04/01/18	670
148,247		FNMA	5.500	05/01/18	162
7,166,280		FNMA	4.500	12/01/18	7,864
173,496		FNMA	6.000	01/01/19	191
49,768		FNMA	6.000	02/01/19	55
4,107,275		FNMA	5.000	04/01/19	4,447
1,919,781		FNMA	4.500	06/01/19	2,066
2,715,682		FNMA	5.000	03/01/20	2,940
1,732,457		FNMA	5.500	07/01/20	1,899
945,429		FNMA	4.500	11/01/20	1,017
2,621,380		FNMA	5.000	12/01/20	2,839
4,309,422		FNMA	5.000	03/01/21	4,666
2,538,234		FNMA	5.500	08/01/21	2,776
1,977,171		FNMA	4.500	03/01/23	2,121
93,321		FNMA	8.000	03/01/23	107
3,784,962		FNMA	4.500	06/01/23	4,060
4,821,843		FNMA	5.000	07/01/23	5,202
3,398,111		FNMA	5.000	07/01/23	3,666
2,254,080		FNMA	5.000	12/01/23	2,478
683,417		FNMA	5.500	02/01/24	753
5,096,876		FNMA	4.000	05/01/24	5,424
1,362,323		FNMA	5.500	07/01/24	1,499

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$222,847		FNMA	8.000%	07/01/24	$267
2,495,790		FNMA	4.500	08/01/24	2,677
1,809,483		FNMA	5.500	08/01/24	1,992
12,362,775		FNMA	4.000	09/01/24	13,156
5,882,181		FNMA	5.000	10/01/25	6,434
51,503		FNMA	9.000	11/01/25	63
11,946,008	h	FNMA	3.000	05/01/27	12,632
25,000,000	h	FNMA	3.000	07/25/27	26,191
22,000,000	h	FNMA	4.000	07/25/27	23,396
22,000,000	h	FNMA	4.500	07/25/27	23,578
3,466,539		FNMA	6.500	07/01/32	3,968
249,641		FNMA	7.000	07/01/32	295
239,203		FNMA	7.000	07/01/32	283
4,245,733		FNMA	5.500	01/01/33	4,670
2,691,256		FNMA	6.000	01/01/33	3,002
627,372		FNMA	5.000	02/01/33	683
5,158,432		FNMA	4.500	03/25/33	5,414
2,373,160		FNMA	4.500	08/01/33	2,554
3,082,271		FNMA	5.000	08/01/33	3,354
4,088,443		FNMA	4.500	10/01/33	4,400
2,728,403		FNMA	5.000	10/01/33	2,969
1,415,723		FNMA	5.000	10/01/33	1,541
690,207		FNMA	5.000	10/01/33	751
469,740		FNMA	5.000	11/01/33	526
4,796,538		FNMA	5.000	11/01/33	5,219
5,180,950		FNMA	5.000	11/01/33	5,800
19,415,351		FNMA	5.000	11/01/33	21,127
1,501,065		FNMA	5.500	12/01/33	1,650
426,309		FNMA	5.500	12/01/33	470
4,514,086		FNMA	5.500	12/01/33	5,049
2,683,296		FNMA	5.000	03/01/34	2,920
1,060,773		FNMA	5.000	03/01/34	1,154
812,849		FNMA	5.000	03/01/34	885
6,927,441		FNMA	5.000	03/01/34	7,538
921,408		FNMA	5.000	03/01/34	1,003
3,825,279		FNMA	5.500	03/01/34	4,250
7,243,674		FNMA	5.000	04/01/34	7,878
25,632,841		FNMA	5.000	08/01/34	27,834
4,356,489		FNMA	6.000	08/01/34	4,906
1,492,958		FNMA	5.500	09/01/34	1,659
1,867,338		FNMA	5.500	09/01/34	2,075
1,388,361		FNMA	5.500	10/01/34	1,542
1,646,139		FNMA	5.500	10/01/34	1,829
1,635,790		FNMA	6.000	12/01/34	1,834
2,564,570		FNMA	5.500	01/01/35	2,831
28,543,372		FNMA	5.500	02/01/35	31,380
2,515,622		FNMA	5.500	04/01/35	2,795
2,824,363		FNMA	6.000	04/01/35	3,152
6,833,029		FNMA	4.500	05/01/35	7,354
10,686,953		FNMA	5.500	05/01/35	11,722
3,735,160		FNMA	6.000	05/01/35	4,162
553,635		FNMA	5.500	06/01/35	607
3,067,965		FNMA	5.500	06/01/35	3,365

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$516,575		FNMA	5.500%	06/01/35	$573
1,699,560		FNMA	5.500	06/01/35	1,868
1,173,497		FNMA	5.500	06/01/35	1,288
111,565		FNMA	7.500	06/01/35	124
1,380,194		FNMA	5.500	07/01/35	1,514
1,963,073		FNMA	6.000	07/01/35	2,172
3,812,505		FNMA	4.500	08/01/35	4,096
6,086,661		FNMA	5.000	08/01/35	6,604
6,611,416		FNMA	5.500	09/01/35	7,345
6,466,691		FNMA	5.000	10/01/35	7,017
3,160,729	i	FNMA	5.500	11/01/35	3,467
3,541,376		FNMA	2.696	02/01/36	3,777
6,028,178		FNMA	5.000	02/01/36	6,556
12,407,945	i	FNMA	6.000	03/01/36	13,674
1,660,148		FNMA	2.385	07/01/36	1,744
2,891,088		FNMA	6.500	09/01/36	3,285
4,341,809		FNMA	6.000	12/01/36	4,785
4,798,062		FNMA	6.500	03/01/37	5,452
167,376		FNMA	6.500	03/01/37	189
3,312,983		FNMA	7.000	04/01/37	3,856
1,950,613		FNMA	6.500	08/01/37	2,218
5,721,785		FNMA	6.500	08/01/37	6,501
3,174,573		FNMA	6.000	09/01/37	3,553
3,518,388		FNMA	6.000	09/01/37	3,938
2,243,304		FNMA	6.000	09/01/37	2,511
4,250,728		FNMA	6.000	09/01/37	4,757
5,407,440		FNMA	6.500	09/01/37	6,105
4,318,890		FNMA	6.500	09/01/37	4,876
2,484,559		FNMA	6.500	09/01/37	2,805
495,850		FNMA	6.500	09/01/37	561
5,112,082	i	FNMA	6.500	09/01/37	5,808
7,472,247		FNMA	5.890	10/01/37	7,939
1,888,293		FNMA	7.000	11/01/37	2,198
463,321		FNMA	6.500	01/01/38	523
88,621		FNMA	6.500	02/01/38	101
2,576,641		FNMA	6.500	03/01/38	2,903
610,483		FNMA	6.500	03/01/38	688
301,151		FNMA	6.500	03/01/38	339
9,900,695	i	FNMA	6.000	07/01/38	10,911
3,555,212		FNMA	4.916	10/01/38	3,825
17,943,427		FNMA	6.000	10/01/38	19,774
6,214,617		FNMA	4.500	01/01/39	6,669
4,406,200		FNMA	5.500	01/01/39	4,808
5,184,786		FNMA	6.000	01/01/39	5,702
3,955,617		FNMA	6.000	01/01/39	4,350
7,638,559		FNMA	4.500	02/01/39	8,197
11,565,465		FNMA	4.500	02/01/39	12,411
4,159,787		FNMA	5.500	02/01/39	4,539
8,751,914		FNMA	4.000	04/01/39	9,488
7,853,810		FNMA	4.500	05/01/39	8,428
9,293,856		FNMA	4.500	08/01/39	9,974
31,000,000		FNMA	4.000	02/25/40	33,830
62,385,987		FNMA	4.500	09/01/40	67,143

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$35,083,904		FNMA	4.500%	09/01/40	$37,759
15,762,371		FNMA	4.000	11/01/40	16,802
28,504,236		FNMA	4.500	11/01/40	30,931
25,104,037		FNMA	4.000	02/01/41	26,761
20,000,000	h	FNMA	3.000	07/25/42	20,509
216,000,000	h	FNMA	3.500	07/25/42	227,036
442,000,000	h	FNMA	4.000	07/25/42	470,385
178,000,000	h	FNMA	4.500	07/25/42	190,933
277,000,000	h	FNMA	5.000	07/25/42	299,766
309,000,000	h	FNMA	5.500	07/25/42	337,051
266,000,000	h	FNMA	6.000	07/25/42	292,309
25,000,000	h	FNMA	6.500	07/25/42	28,133
15,984		Government National Mortgage Association (GNMA)	9.000	06/15/16	18
3,562		GNMA	9.000	09/15/16	4
6,461		GNMA	9.000	09/15/16	7
10,154		GNMA	9.000	11/15/16	10
7,170		GNMA	9.000	12/15/16	7
3,159		GNMA	9.000	12/15/16	3
63,226		GNMA	9.500	12/15/16	71
31,759		GNMA	8.000	06/15/24	38
47,165		GNMA	8.500	11/20/30	59
65,560		GNMA	8.500	12/20/30	82
2,425,702		GNMA	5.500	07/15/33	2,709
1,155,027		GNMA	5.500	11/20/33	1,291
4,306,315		GNMA	5.500	03/20/35	4,807
2,417,189		GNMA	5.500	12/20/35	2,694
1,521,284		GNMA	6.000	10/20/36	1,710
1,586,915		GNMA	6.000	01/20/37	1,784
4,461,140		GNMA	6.000	02/20/37	5,015
4,348,650		GNMA	6.000	12/15/37	4,887
5,483,540		GNMA	5.000	04/15/38	6,037
7,050,017		GNMA	5.500	07/15/38	7,828
6,953,175		GNMA	5.500	07/20/38	7,722
2,339,283		GNMA	6.000	08/15/38	2,629
2,222,716		GNMA	6.000	08/20/38	2,493
2,987,869		GNMA	6.500	11/20/38	3,420
10,627,789		GNMA	4.500	03/15/39	11,641
9,973,612		GNMA	4.500	05/15/39	10,924
6,009,406		GNMA	5.000	06/15/39	6,655
5,262,543		GNMA	5.000	06/15/39	5,828
12,954,137		GNMA	4.500	07/20/39	14,278
3,940,547		GNMA	5.000	07/20/39	4,355
4,677,706		GNMA	4.000	08/15/39	5,125
1,661,878		GNMA	4.000	11/20/39	1,749
19,000,000	h	GNMA	3.500	07/15/42	20,321
161,000,000	h	GNMA	4.000	07/15/42	175,817
128,000,000	h	GNMA	4.500	07/15/42	139,940
102,000,000	h	GNMA	5.000	07/15/42	112,232
48,000,000	h	GNMA	5.500	07/15/42	53,258
40,000,000	h	GNMA	6.000	07/15/42	44,906
121,000,000	h	GNMA	4.500	07/20/42	133,005
50,000,000	h	GNMA	5.000	07/20/42	55,219
7,847,451		GNMA	6.500	01/15/44	8,603

		TOTAL MORTGAGE BACKED			$4,369,829

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

MUNICIPAL BONDS - 1.6%
$2,000,000		Charlotte-Mecklenburg Hospital Authority	5.000%	08/01/15	$2,169
15,000,000		City of New York NY	2.450	04/01/19	15,171
10,000,000		City of New York NY	2.650	04/01/20	10,102
13,000,000		Grant County Public Utility District No 2	5.630	01/01/27	15,442
2,000,000	h	Texas A&M Permanent University Fund	1.439	07/01/17	1,997
2,625,000	h	Texas A&M Permanent University Fund	1.730	07/01/18	2,621
4,720,000	h	Texas A&M Permanent University Fund	1.880	07/01/19	4,706
2,320,000	h	Texas A&M Permanent University Fund	2.258	07/01/20	2,312
2,160,000	h	Texas A&M Permanent University Fund	2.408	07/01/21	2,152
2,750,000	h	Texas A&M Permanent University Fund	2.508	07/01/22	2,740
2,855,000	h	Texas A&M Permanent University Fund	2.608	07/01/23	2,843
3,250,000	h	Texas A&M Permanent University Fund	2.708	07/01/24	3,236
2,335,000	h	Texas A&M Permanent University Fund	2.808	07/01/25	2,325
3,775,000	h	Texas A&M Permanent University Fund	2.908	07/01/26	3,757
4,000,000	h	Texas A&M Permanent University Fund	3.008	07/01/27	3,981
18,535,000	h	Texas A&M Permanent University Fund	3.575	07/01/32	18,431
9,000,000		State of California	5.450	04/01/15	9,955
11,370,000		State of California	5.950	04/01/16	13,033
16,100,000		State of California	7.625	03/01/40	20,815
2,915,000	h	State of Georgia	1.750	07/01/19	2,916
3,060,000	h	State of Georgia	2.000	07/01/20	3,059
3,215,000	h	State of Georgia	2.150	07/01/21	3,214
3,905,000	h	State of Georgia	2.750	07/01/25	3,901
4,100,000	h	State of Georgia	2.850	07/01/26	4,096
4,305,000	h	State of Georgia	2.950	07/01/27	4,301
4,520,000	h	State of Georgia	3.050	07/01/28	4,515
4,100,000		State of Illinois	1.560	06/15/17	4,094
4,500,000		State of Illinois	1.998	06/15/18	4,498
6,780,000		State of Illinois	2.298	06/15/19	6,785
4,220,000		State of Illinois	2.681	06/15/20	4,222
16,210,000		State of Illinois	2.781	06/15/21	16,208
4,325,000		State of Illinois	2.931	06/15/22	4,325
15,000,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	15,891

		TOTAL MUNICIPAL BONDS			219,813

U.S. TREASURY SECURITIES - 18.0%
22,000,000		United States Treasury Bond	6.375	08/15/27	33,883
49,175,000		United States Treasury Bond	5.250	02/15/29	69,367
183,561,000		United States Treasury Bond	5.375	02/15/31	267,483
677,000		United States Treasury Bond	4.500	02/15/36	909
111,855,000		United States Treasury Bond	3.500	02/15/39	129,437
26,135,000		United States Treasury Bond	4.375	05/15/41	34,907
31,834,000		United States Treasury Bond	3.750	08/15/41	38,390
423,000		United States Treasury Bond	3.125	11/15/41	455
30,341,000		United States Treasury Bond	3.125	02/15/42	32,588
72,459,000		United States Treasury Bond	3.000	05/15/42	75,890
20,845,600	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/16	21,697
100,000,000		United States Treasury Note	0.375	09/30/12	100,059
62,500,000	d	United States Treasury Note	1.375	11/15/12	62,778
24,690,000		United States Treasury Note	0.625	01/31/13	24,753

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$1,575,000		United States Treasury Note	0.125%	08/31/13	$1,572
25,195,000		United States Treasury Note	3.125	08/31/13	26,029
54,829,000		United States Treasury Note	3.125	09/30/13	56,765
3,835,000		United States Treasury Note	0.500	10/15/13	3,846
2,230,000		United States Treasury Note	0.250	10/31/13	2,229
62,337,000		United States Treasury Note	2.750	10/31/13	64,365
68,179,000		United States Treasury Note	2.000	11/30/13	69,817
45,365,000		United States Treasury Note	0.125	12/31/13	45,245
15,000,000		United States Treasury Note	0.250	02/28/14	14,985
6,050,000		United States Treasury Note	0.250	05/31/14	6,042
5,575,000		United States Treasury Note	0.250	06/30/14	5,568
19,897,000		United States Treasury Note	2.500	04/30/15	21,061
79,421,000		United States Treasury Note	2.125	05/31/15	83,318
187,425,000		United States Treasury Note	0.375	06/15/15	187,264
12,717,000		United States Treasury Note	1.875	06/30/15	13,259
15,952,000		United States Treasury Note	1.750	07/31/15	16,584
18,485,000		United States Treasury Note	1.250	10/31/15	18,946
9,800,000		United States Treasury Note	2.375	03/31/16	10,462
68,903,000		United States Treasury Note	1.000	10/31/16	69,953
10,000,000		United States Treasury Note	3.125	10/31/16	11,055
60,480,000		United States Treasury Note	0.875	11/30/16	61,080
5,944,400		United States Treasury Note	0.625	05/31/17	5,917
123,217,000		United States Treasury Note	0.750	06/30/17	123,342
92,420,000		United States Treasury Note	2.375	05/31/18	100,131
125,000,000		United States Treasury Note	2.250	07/31/18	134,561
43,365,000		United States Treasury Note	1.750	10/31/18	45,374
5,625,000		United States Treasury Note	1.375	02/28/19	5,744
2,350,000		United States Treasury Note	1.000	06/30/19	2,333
319,500		United States Treasury Note	2.625	11/15/20	351
234,872,000		United States Treasury Note	8.000	11/15/21	368,712
9,971,600		United States Treasury Note	2.000	02/15/22	10,307
6,892,000		United States Treasury Note	1.750	05/15/22	6,948

		TOTAL U.S. TREASURY SECURITIES			2,485,761

		TOTAL GOVERNMENT BONDS			8,729,964

		(Cost $8,350,390)

STRUCTURED ASSETS - 5.4%

ASSET BACKED - 2.8%
90,000,000		AEP Texas Central Transition Funding LLC	1.976	06/01/21	92,000
		Series - 2012 1 (Class A2)
31,170,000		AEP Texas Central Transition Funding LLC	2.845	03/01/26	32,308
		Series - 2012 1 (Class A3)
28,000,000		AmeriCredit Automobile Receivables Trust	0.710	12/08/15	28,001
		Series - 2012 3 (Class A2)
4,950,000		AmeriCredit Automobile Receivables Trust	3.340	04/08/16	5,136
		Series - 2010 3 (Class C)
5,350,000		AmeriCredit Automobile Receivables Trust	2.850	08/08/16	5,495
		Series - 2011 1 (Class C)
74,236	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	0	^
		Series - 2006 WMC1 (Class N1)
1,450,000	g	Avis Budget Rental Car Funding AESOP LLC	3.150	03/20/17	1,522
		Series - 2010 5A (Class A)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)

$5,724,541	i		Bear Stearns Asset Backed Securities Trust	0.615%	11/25/39	$5,166
			Series - 2005 SD3 (Class 2A1)
7,388,147	i		BNC Mortgage Loan Trust	0.345	05/25/37	6,669
			Series - 0 2 (Class A2)
32,710,000			CenterPoint Energy Transition Bond Co LLC	3.028	10/15/25	34,493
			Series - 2012 1 (Class A3)
1,180,137	i		Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	406
			Series - 2004 2 (Class 1M2)
2,360,274	i		Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	1,300
			Series - 2004 2 (Class 1M1)
927,250	i		Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	207
			Series - 2004 2 (Class 1B)
2,479,942			CIT Group Home Equity Loan Trust	6.200	02/25/30	2,473
			Series - 2002 1 (Class AF6)
669,498			CIT Group Home Equity Loan Trust	6.390	12/25/30	94
			Series - 2002 2 (Class MF2)
2,324,944			Citicorp Mortgage Securities, Inc	5.706	07/25/36	2,329
			Series - 2006 1 (Class A3)
824,723	i		Countrywide Asset-Backed Certificates	0.655	05/25/36	797
			Series - 2004 AB2 (Class A3)
2,915,265	i		Countrywide Asset-Backed Certificates	5.683	10/25/46	2,918
			Series - 2006 15 (Class A2)
2,687,161	g		Credit-Based Asset Servicing and Securitization LLC	6.159	12/25/36	2,587
			Series - 2007 MX1 (Class A1)
5,525,000	g,i		DB/UBS Mortgage Trust	5.728	11/10/46	5,677
			Series - 2011 LC1A (Class C)
10,312,840	g		Flagstar Home Equity Loan Trust	5.781	01/25/35	9,851
			Series - 2007 1A (Class AF3)
2,725,000			Ford Credit Auto Owner Trust	3.210	07/15/17	2,835
			Series - 2011 A (Class D)
22,000,000	g		Hyundai Auto Lease Securitization Trust 2011-A	0.680	01/15/15	22,014
			Series - 2012 A (Class A2)
19,287,443			Lehman XS Trust	6.500	06/25/46	10,756
			Series - 2006 13 (Class 2A1)
15,521,606		i	Lehman XS Trust	0.405	08/25/46	11,852
			Series - 2006 GP4 (Class 3A2A)
2,062,052	i		Long Beach Mortgage Loan Trust	0.995	02/25/35	2,037
			Series - 2005 1 (Class M1)
62,457	i		Morgan Stanley ABS Capital I	0.285	01/25/37	62
			Series - 2007 HE2 (Class A2A)
2,886,016	i		Park Place Securities, Inc	1.190	09/25/34	2,587
			Series - 2004 WHQ1 (Class M1)
40,568	i		Renaissance Home Equity Loan Trust	0.685	08/25/33	34
			Series - 2003 2 (Class A)
8,025,000			Renaissance Home Equity Loan Trust	5.586	11/25/36	3,771
			Series - 2006 3 (Class AF3)
388,131	i		Residential Asset Securities Corp	6.489	10/25/30	356
			Series - 2001 KS2 (Class AI6)
2,383,332	i		Residential Asset Securities Corp	0.675	04/25/35	2,247
			Series - 2005 KS3 (Class M3)
12,152,200			Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	12,099
			Series - 2006 HI5 (Class A3)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$3,151,461		Residential Funding Mortgage Securities II, Inc	5.450%	08/25/34	$2,864
		Series - 2005 HI1 (Class A5)
4,245,547		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	4,251
		Series - 2006 HI3 (Class A3)
2,500,000		Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	2,336
		Series - 2006 HI1 (Class M1)
350,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	304
		Series - 2006 HI1 (Class M2)
30,000,000	h	Santander Drive Auto Receivables Trust	0.790	08/17/15	29,998
		Series - 2012 4 (Class A2)
2,054,267	i	Securitized Asset Backed Receivables LLC	0.545	10/25/35	1,956
		Series - 2006 OP1 (Class A2C)
2,000,000	g	SLM Student Loan Trust	3.740	02/15/29	2,066
		Series - 2011 B (Class A2)
4,999,086	i	Soundview Home Equity Loan Trust	0.545	11/25/35	4,681
		Series - 2005 OPT3 (Class A4)
1,791,241	i	Soundview Home Equity Loan Trust	0.355	10/25/36	1,778
		Series - 2006 EQ1 (Class A2)
1,401,035	i	Structured Asset Investment Loan Trust	0.645	05/25/35	1,346
		Series - 2005 4 (Class M1)
6,122,874	i	Structured Asset Investment Loan Trust	0.525	12/25/35	6,069
		Series - 2005 10 (Class A5)
8,585,000	g	Vornado DP LLC	5.280	09/13/28	9,095
		Series - 2010 VNO (Class C)
1,151,120	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	1,048
		Series - 2006 N1 (Class N1)
2,401,231	g,i	Wachovia Loan Trust	0.605	05/25/35	1,884
		Series - 2005 SD1 (Class A)
2,401,351	i	Wells Fargo Home Equity Trust	0.385	07/25/36	2,184
		Series - 2006 2 (Class A3)
5,000,000		World Financial Network Credit Card Master Trust	6.750	04/15/19	5,537
		Series - 2010 A (Class B)
5,000,000		World Omni Automobile Lease Securitization Trust	0.710	01/15/15	5,004
		Series - 2012 A (Class A2)

		TOTAL ASSET BACKED			392,480

OTHER MORTGAGE BACKED - 2.6%
1,315,000		Banc of America Commercial Mortgage, Inc	5.675	07/10/46	1,398
		Series - 2006 4 (Class AM)
9,773,000	i	Banc of America Commercial Mortgage, Inc	5.807	04/10/49	11,188
		Series - 2007 2 (Class A4)
2,040,000	g,i	Banc of America Large Loan, Inc	0.552	03/15/22	1,999
		Series - 2005 MIB1 (Class C)
4,685,695		Bear Stearns Asset Backed Securities Trust	5.250	04/25/35	4,055
		Series - 2005 AC2 (Class 1A)
3,570,153		Bear Stearns Commercial Mortgage Securities	5.201	12/11/38	4,033
		Series - 2006 PW14 (Class A4)
6,800,000	i	Bear Stearns Commercial Mortgage Securities	5.582	09/11/41	7,279
		Series - 2006 PW13 (Class AM)
6,375,000	i	Bear Stearns Commercial Mortgage Securities	5.568	10/12/41	6,839
		Series - 2006 T24 (Class AM)
10,445,000	i	Bear Stearns Commercial Mortgage Securities	4.750	02/13/46	11,133
		Series - 2004 T16 (Class A6)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$2,695,000		Bear Stearns Commercial Mortgage Securities	5.700%	06/11/50	$3,102
		Series - 2007 PW18 (Class A4)
1,861,270		Citicorp Mortgage Securities, Inc	5.750	11/25/36	1,864
		Series - 2006 6 (Class A2)
2,003,746		Citicorp Mortgage Securities, Inc	6.000	05/25/37	2,004
		Series - 2007 4 (Class 1A7)
382,146	g,i	Citigroup Commercial Mortgage Trust	0.382	04/15/22	366
		Series - 2007 FL3A (Class A2)
5,625,000	g	Commercial Mortgage Pass Through Certificates	2.555	12/10/24	5,643
		Series - 2011 STRT (Class A)
14,574,000	g	Commercial Mortgage Pass Through Certificates	2.365	02/10/29	14,908
		Series - 2012 9W57 (Class A)
9,330,000	i	Commercial Mortgage Pass Through Certificates	5.650	12/10/49	9,826
		Series - 2007 C9 (Class AM)
5,294,769		Countrywide Alternative Loan Trust	5.500	08/25/16	5,443
		Series - 2004 30CB (Class 1A15)
4,369,086		Countrywide Home Loan Mortgage Pass Through Trust	5.250	02/25/16	4,352
		Series - 2005 6 (Class 1A10)
2,009,721		Countrywide Home Loan Mortgage Pass Through Trust	5.250	05/25/35	1,998
		Series - 2005 12 (Class 1A5)
817,446		Countrywide Home Loan Mortgage Pass Through Trust	5.500	09/25/35	820
		Series - 2005 J3 (Class 1A1)
3,193,561	g,i	Credit Suisse Mortgage Capital Certificates	0.422	04/15/22	2,922
		Series - 2007 TF2A (Class A1)
11,500,000	g	Credit Suisse Mortgage Capital Certificates	5.626	05/15/23	12,885
		Series - 2006 OMA (Class D)
14,450,000	g	Credit Suisse Mortgage Capital Certificates	5.383	02/15/40	14,148
		Series - 2009 RR1 (Class A3C)
3,700,000		CS First Boston Mortgage Securities Corp	4.052	05/15/38	3,761
		Series - 2003 C3 (Class B)
3,572,488	g	DB/UBS Mortgage Trust	3.742	11/10/46	3,827
		Series - 2011 LC1A (Class A1)
5,952,000	g,i,m	GS Mortgage Securities Corp II	4.276	04/10/34	6,048
	g,i,	Series - 2012 GSMS (Class C)
5,910,000	g,i	GS Mortgage Securities Corp II	5.403	12/10/43	6,399
		Series - 2010 C2 (Class B)
4,670,000	g,i	GS Mortgage Securities Corp II	5.403	12/10/43	4,634
		Series - 2010 C2 (Class C)
1,280,000	g,i	HVB Mortgage Capital Corp	2.291	09/10/22	1,237
		Series - 2003 FL1A (Class J)
3,540,721	i	Irwin Home Equity Corp	0.625	02/25/34	2,853
		Series - 2005 A (Class A3)
2,181,168	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	7.931	10/12/37	2,201
		Series - 2002 CIB5 (Class S1)
796,333	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	8.648	10/12/37	802
		Series - 2002 CIB5 (Class S2)
11,025,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	05/15/45	11,834
		Series - 2006 LDP8 (Class AM)
6,455,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.431	07/15/46	6,147
		Series - 2011 C4 (Class C)
4,695,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.336	05/15/47	5,194
		Series - 2006 LDP9 (Class A3)
1,400,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	6.009	06/15/49	1,537
		Series - 2007 LD11 (Class A4)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$1,290,321	i	JP Morgan Mortgage Trust	4.277%	04/25/35	$1,301
		Series - 2005 A2 (Class 5A1)
7,500,000	i	LB-UBS Commercial Mortgage Trust	5.150	04/15/30	8,239
		Series - 2005 C2 (Class A5)
5,425,000		LB-UBS Commercial Mortgage Trust	5.430	02/15/40	6,056
		Series - 2007 C2 (Class A3)
2,594,000	i	LB-UBS Commercial Mortgage Trust	5.858	07/15/40	2,963
		Series - 2007 C6 (Class A4)
1,598,745		MASTER Asset Securitization Trust	5.000	05/25/35	1,606
		Series - 2005 1 (Class 2A5)
3,729,128	i	Merrill Lynch Mortgage Trust	5.107	07/12/38	4,018
		Series - 2005 CIP1 (Class AM)
4,700,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.607	02/12/39	5,271
		Series - 2006 1 (Class A4)
12,565,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.172	12/12/49	13,921
		Series - 2006 4 (Class A3)
13,200,000	i	Morgan Stanley Capital I	5.447	02/12/44	14,925
		Series - 2007 HQ11 (Class A4)
3,550,000	g,i	Morgan Stanley Capital I	5.422	09/15/47	3,223
		Series - 2011 C1 (Class D)
6,560,000	g,i	Morgan Stanley Capital I	5.422	09/15/47	6,540
		Series - 2011 C1 (Class C)
3,075,000	i	Morgan Stanley Capital I	5.544	11/12/49	3,185
		Series - 2007 T25 (Class AM)
3,600,000	i	Nomura Asset Securities Corp	7.332	03/15/30	3,676
		Series - 1998 D6 (Class A2)
3,401,746		Residential Accredit Loans, Inc	4.350	03/25/34	3,502
		Series - 2004 QS4 (Class A1)
14,422,990	i	Residential Accredit Loans, Inc	0.435	05/25/46	7,634
		Series - 2006 QO5 (Class 2A1)
4,830,570	g,i	Springleaf Mortgage Loan Trust	2.667	09/25/57	4,827
		Series - 2012 1A (Class A)
808,028	i	Structured Adjustable Rate Mortgage Loan Trust	1.005	03/25/35	796
		Series - 2005 6XS (Class A3)
1,521,165		Wachovia Bank Commercial Mortgage Trust	5.246	12/15/43	1,575
		Series - 2007 C30 (Class A3)
20,000,000		Wachovia Bank Commercial Mortgage Trust	5.342	12/15/43	21,582
		Series - 2007 C30 (Class A5)
17,225,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	16,448
		Series - 2007 C30 (Class AM)
10,192,000	i	Wachovia Bank Commercial Mortgage Trust	6.171	06/15/45	11,129
		Series - 2006 C26 (Class AM)
7,595,000		Wachovia Bank Commercial Mortgage Trust	5.500	04/15/47	8,280
		Series - 2007 C31 (Class A5)
3,660,000		Wachovia Bank Commercial Mortgage Trust	5.339	11/15/48	3,817
		Series - 2006 C29 (Class AM)
6,125,000	i	Wachovia Bank Commercial Mortgage Trust	6.097	02/15/51	6,864
		Series - 2007 C33 (Class A4)
6,565,000	i	Wachovia Bank Commercial Mortgage Trust	6.097	02/15/51	7,294
		Series - 2007 C33 (Class A5)
853,845		Wells Fargo Mortgage Backed Securities Trust	5.500	04/25/35	854
		Series - 2005 2 (Class 1A1)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$4,725,000	g,i	Wells Fargo Mortgage Backed Securities Trust	5.276%	11/15/43	$5,252
		Series - 2010 C1 (Class B)

		TOTAL OTHER MORTGAGE BACKED			359,457

		TOTAL STRUCTURED ASSETS			751,937

		(Cost $738,900)

		TOTAL BONDS			13,853,770

		(Cost $13,220,843)

SHARES		COMPANY

PREFERRED STOCKS - 0.0%

BANKS - 0.0%
470,597	*	Federal Home Loan Mortgage Corp	8.375	12/30/49	1,021
1,527,061	*	Federal National Mortgage Association	8.250	12/30/49	2,489

		TOTAL BANKS			3,510

		TOTAL PREFERRED STOCKS			3,510

		(Cost $49,942)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 22.7%
GOVERNMENT AGENCY DEBT - 2.0%
$100,000,000	d	Federal Home Loan Bank (FHLB)	0.017	07/11/12	99,997
61,028,000	d	FHLB	0.064-0.067	08/29/12	61,024
65,770,000	d	FHLB	0.010	07/05/12	65,769
50,000,000	d	Federal National Mortgage Association (FNMA)	0.046	08/08/12	49,994

		TOTAL GOVERNMENT AGENCY DEBT			276,784

TREASURY DEBT - 20.7%
180,530,000	d	United States Treasury Bill	0.003-0.028	07/12/12	180,526
309,000,000	d	United States Treasury Bill	0.006-0.029	07/19/12	308,989
355,400,000	d	United States Treasury Bill	0.005-0.023	07/26/12	355,386
91,800,000	d	United States Treasury Bill	0.029-0.038	08/02/12	91,794
110,400,000	d	United States Treasury Bill	0.030-0.038	08/09/12	110,389
350,000,000	d	United States Treasury Bill	0.030-0.031	08/16/12	349,961
255,500,000	d	United States Treasury Bill	0.011-0.049	08/23/12	255,477
100,000,000	d	United States Treasury Bill	0.062	08/30/12	99,992
274,765,000	d	United States Treasury Bill	0.048-0.062	09/06/12	274,731
232,956,000	d	United States Treasury Bill	0.066	09/13/12	232,919
124,800,000	d	United States Treasury Bill	0.079	09/20/12	124,780
104,800,000	d	United States Treasury Bill	0.075-0.078	09/27/12	104,779
71,100,000		United States Treasury Bill	0.078	10/11/12	71,082
132,775,000	d	United States Treasury Bill	0.028-0.090	10/18/12	132,733
200,000,000		United States Treasury Bill	0.110	11/15/12	199,915
30,000,000	d	United States Treasury Note	0.625	07/31/12	30,013

		TOTAL TREASURY DEBT			2,923,466

		TOTAL SHORT-TERM INVESTMENTS			3,200,250

		(Cost $3,200,225)

		TOTAL INVESTMENTS - 122.1%			17,069,296
		(Cost $16,482,806)
		OTHER ASSETS & LIABILITIES, NET - (22.1)%			$(3,092,619)

		NET ASSETS - 100.0%			$13,976,677

*		Non-income producing.
^		Amount represents less than $1,000.
d		All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2012 the aggregate value of these securities amounted to $1,350,291,000 or 9.7% of net assets.

h		All or a portion of these securities were purchased on a delayed delivery basis.
i		Floating or variable rate security. Coupon rate reflects the rate at period end.
j		Zero coupon
k		Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
m		Indicates a security that has been deemed illiquid.

		Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

COLLEGE RETIREMENT EQUITIES FUND
INFLATION-LINKED BOND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2012

PRINCIPAL		ISSUER	VALUE (000)

GOVERNMENT BONDS - 98.8%

U.S. TREASURY SECURITIES - 98.8%
	k	United States Treasury Inflation Indexed Bonds
$6,911,658		0.625%, 04/15/13	$6,923
344,476,763		1.875%, 07/15/13	352,766
355,283,060		2.000%, 01/15/14	368,884
240,570,804		1.250%, 04/15/14	248,371
335,853,839		2.000%, 07/15/14	355,874
304,739,216		1.625%, 01/15/15	323,833
255,633,280		0.500%, 04/15/15	265,419
288,125,208		1.875%, 07/15/15	313,336
275,235,419		2.000%, 01/15/16	304,522
447,555,032		0.125%, 04/15/16	465,842
278,617,394		2.500%, 07/15/16	318,952
258,403,390		2.375%, 01/15/17	298,213
201,512,367		0.125%, 04/15/17	212,721
212,017,640		2.625%, 07/15/17	251,837
235,063,289		1.625%, 01/15/18	268,229
221,484,288		1.375%, 07/15/18	252,856
219,131,975		2.125%, 01/15/19	262,188
231,658,200		1.875%, 07/15/19	277,067
262,036,107		1.375%, 01/15/20	304,658
288,657,760		1.250%, 07/15/20	335,159
400,108,748		1.125%, 01/15/21	460,438
404,016,808		0.625%, 07/15/21	449,974
245,965,411		0.125%, 01/15/22	260,243
361,588,293		2.375%, 01/15/25	476,195
274,510,962		2.000%, 01/15/26	350,323
218,693,277		2.375%, 01/15/27	293,459
219,524,183		1.750%, 01/15/28	275,040
258,916,001		3.625%, 04/15/28	399,438
208,845,095		2.500%, 01/15/29	289,821
289,534,279		3.875%, 04/15/29	467,824
83,288,671		3.375%, 04/15/32	134,173
167,804,237		2.125%, 02/15/40	238,177
237,319,245		2.125%, 02/15/41	338,699
154,250,625		0.750%, 02/15/42	161,806

		TOTAL U.S. TREASURY SECURITIES	10,383,260

		TOTAL GOVERNMENT BONDS
		(Cost $8,985,151)	10,383,260

SHORT-TERM INVESTMENTS - 0.6%

GOVERNMENT AGENCY DEBT - 0.1%
		Federal Home Loan Bank (FHLB)
4,630,000		0.117%, 09/19/08	4,629

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

PRINCIPAL	ISSUER	VALUE (000)

		$4,629

TREASURY DEBT - 0.5%
	United States Treasury Bill
$16,170,000	0.028%, 07/19/12	16,170
3,685,000	0.042%, 08/09/12	3,685
24,565,000	0.081%, 09/20/12	24,561
11,755,000	0.075%-0.091%, 09/27/12	11,752

		56,168

	TOTAL SHORT-TERM INVESTMENTS	60,797

	(Cost $60,796)
	TOTAL INVESTMENTS - 99.4%	10,444,057
	(Cost $9,045,947)
	OTHER ASSETS AND LIABILITIES, NET - 0.6%	63,046

	NET ASSETS - 100.0%	$10,507,103

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

	Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

COLLEGE RETIREMENT EQUITIES FUND
SOCIAL CHOICE ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2012

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

BONDS - 38.3%

CORPORATE BONDS - 12.0%

AUTOMOBILES & COMPONENTS - 0.1%
$2,350,000		BorgWarner, Inc	4.625%	09/15/20	$2,560
4,750,000		Johnson Controls, Inc	2.600	12/01/16	4,906
3,250,000		Johnson Controls, Inc	5.000	03/30/20	3,674

		TOTAL AUTOMOBILES & COMPONENTS			11,140

BANKS - 1.8%
5,450,000		Bank of New York Mellon Corp	1.969	06/20/17	5,514
5,000,000		BB&T Corp	3.375	09/25/13	5,143
19,500,000		BB&T Corp	2.150	03/22/17	19,810
19,500,000		BB&T Corp	3.950	03/22/22	20,390
5,000,000		BB&T Corp	3.850	07/27/27	5,011
5,000,000		Capital One Bank USA NA	8.800	07/15/19	6,297
3,500,000		Capital One Capital V	8.875	05/15/40	3,557
4,750,000	i	Capital One Financial Corp	1.617	07/15/14	4,720
6,500,000		Capital One Financial Corp	2.125	07/15/14	6,555
7,250,000		Capital One Financial Corp	3.150	07/15/16	7,508
8,800,000	g	Depfa ACS Bank	5.125	03/16/37	6,129
2,375,000		Discover Bank	7.000	04/15/20	2,764
8,750,000		First Horizon National Corp	5.375	12/15/15	9,233
10,400,000		Manufacturers & Traders Trust Co	6.625	12/04/17	12,151
4,644,000	i	Manufacturers & Traders Trust Co	5.585	12/28/20	4,588
6,076,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	6,068
5,000,000		Mercantile Bankshares Corp	4.625	04/15/13	5,131
5,000,000		PNC Funding Corp	3.625	02/08/15	5,311
4,750,000		PNC Funding Corp	2.700	09/19/16	4,923
5,000,000		PNC Funding Corp	5.125	02/08/20	5,783
4,650,000	e	SVB Financial Group	5.375	09/15/20	5,015
11,000,000	e,g	Toronto-Dominion Bank	1.625	09/14/16	11,204
3,000,000		US Bancorp	4.950	10/30/14	3,263
5,000,000	e	US Bancorp	2.875	11/20/14	5,218
14,500,000		US Bancorp	1.650	05/15/17	14,606
6,300,000		US Bancorp	3.000	03/15/22	6,454
2,500,000		USB Capital XIII Trust	6.625	12/15/39	2,520

		TOTAL BANKS			194,866

CAPITAL GOODS - 0.5%
2,500,000		3M Co	6.375	02/15/28	3,389
5,000,000		Danaher Corp	1.300	06/23/14	5,052
5,000,000		Danaher Corp	2.300	06/23/16	5,220
1,800,000		Deere & Co	5.375	10/16/29	2,262
4,340,000		Deere & Co	8.100	05/15/30	6,447
6,000,000		Fluor Corp	3.375	09/15/21	6,298

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$5,000,000		John Deere Capital Corp	1.250%	12/02/14	$5,066
3,150,000		Masco Corp	7.125	03/15/20	3,476
5,155,000		Pall Corp	5.000	06/15/20	5,863
3,300,000		Rockwell Collins, Inc	3.100	11/15/21	3,436
5,000,000		Timken Co	6.000	09/15/14	5,425

		TOTAL CAPITAL GOODS			51,934

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
2,675,000	g,h	ADT Corp	2.250	07/15/17	2,688
5,000,000		Howard Hughes Medical Institute	3.450	09/01/14	5,308
4,750,000		Waste Management, Inc	2.600	09/01/16	4,874
2,730,000		Waste Management, Inc	4.600	03/01/21	3,037

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			15,907

CONSUMER DURABLES & APPAREL - 0.1%
1,100,000		Whirlpool Corp	8.600	05/01/14	1,225
9,500,000		Whirlpool Corp	4.700	06/01/22	9,605

		TOTAL CONSUMER DURABLES & APPAREL			10,830

CONSUMER SERVICES - 0.3%
2,000,000		American National Red Cross	5.392	11/15/12	2,007
4,000,000		American National Red Cross	5.567	11/15/17	4,248
5,000,000		Andrew W Mellon Foundation	3.950	08/01/14	5,354
1,250,000		McDonald’s Corp	5.000	02/01/19	1,476
7,550,000		Nature Conservancy	6.300	07/01/19	9,172
5,145,000		Salvation Army	5.637	09/01/26	5,807

		TOTAL CONSUMER SERVICES			28,064

DIVERSIFIED FINANCIALS - 1.4%
1,675,000		American Express Co	7.000	03/19/18	2,073
3,325,000		American Express Co	8.125	05/20/19	4,428
2,050,000		American Express Credit Corp	1.750	06/12/15	2,073
9,500,000		American Express Credit Corp	2.375	03/24/17	9,737
5,000,000	e	Bank of New York Mellon Corp	3.100	01/15/15	5,262
4,750,000	e	Bank of New York Mellon Corp	1.200	02/20/15	4,776
5,000,000	e	Bank of New York Mellon Corp	2.950	06/18/15	5,270
6,750,000		Bank of New York Mellon Corp	2.300	07/28/16	6,965
2,675,000		Bank of New York Mellon Corp	5.450	05/15/19	3,155
4,750,000	i	Berkshire Hathaway, Inc	1.167	08/15/14	4,810
4,750,000		Berkshire Hathaway, Inc	2.200	08/15/16	4,942
7,275,000		Berkshire Hathaway, Inc	1.900	01/31/17	7,419
2,850,000		BlackRock, Inc	1.375	06/01/15	2,870
5,000,000		BlackRock, Inc	4.250	05/24/21	5,468
9,500,000		Capital One Financial Corp	2.150	03/23/15	9,574
5,000,000		Ford Motor Credit Co LLC	3.875	01/15/15	5,149
5,900,000		Ford Motor Credit Co LLC	7.000	04/15/15	6,557
8,600,000		Ford Motor Credit Co LLC	5.000	05/15/18	9,132
3,500,000		Ford Motor Credit Co LLC	5.875	08/02/21	3,894
9,750,000	g	Harley-Davidson Financial Services, Inc	2.700	03/15/17	9,891
9,475,000		John Deere Capital Corp	0.875	04/17/15	9,486
4,155,000		John Deere Capital Corp	2.250	06/07/16	4,307
7,000,000		John Deere Capital Corp	2.750	03/15/22	7,035

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$10,000,000		KFW	2.625%	01/25/22	$10,313
6,100,000		Northern Trust Corp	4.625	05/01/14	6,527
3,000,000		State Street Corp	4.300	05/30/14	3,194

		TOTAL DIVERSIFIED FINANCIALS			154,307

ENERGY - 1.1%
4,450,000		Apache Corp	1.750	04/15/17	4,538
10,000,000		Apache Corp	3.250	04/15/22	10,442
10,000,000		Apache Corp	4.750	04/15/43	11,108
1,750,000	e	Chesapeake Energy Corp	6.500	08/15/17	1,741
1,500,000	e	Chesapeake Energy Corp	6.625	08/15/20	1,485
2,630,000	e	Chesapeake Energy Corp	6.125	02/15/21	2,545
4,145,000	g	Continental Resources, Inc	5.000	09/15/22	4,207
4,475,000		Devon Energy Corp	1.875	05/15/17	4,476
2,500,000		Devon Energy Corp	6.300	01/15/19	3,067
5,000,000		Devon Energy Corp	3.250	05/15/22	5,087
6,000,000	e	Devon Energy Corp	4.750	05/15/42	6,296
5,000,000		EOG Resources, Inc	2.950	06/01/15	5,249
3,000,000	e	EOG Resources, Inc	4.100	02/01/21	3,329
4,750,000		EQT Corp	4.875	11/15/21	4,852
2,500,000		Hess Corp	8.125	02/15/19	3,218
3,000,000		Hess Corp	6.000	01/15/40	3,327
2,000,000		Hess Corp	5.600	02/15/41	2,122
1,526,000		Marathon Oil Corp	5.900	03/15/18	1,786
2,975,000		Newfield Exploration Co	5.625	07/01/24	3,042
2,500,000		Noble Energy, Inc	8.250	03/01/19	3,196
2,825,000		Noble Holding International Ltd	2.500	03/15/17	2,869
2,150,000		Noble Holding International Ltd	3.950	03/15/22	2,174
5,725,000	g	Southwestern Energy Co	4.100	03/15/22	5,803
5,000,000		Spectra Energy Capital LLC	5.650	03/01/20	5,677
2,500,000	e	Tennessee Gas Pipeline Co	8.000	02/01/16	2,941
5,000,000	g	Texas Eastern Transmission LP	4.125	12/01/20	5,446
6,175,000		Weatherford International Ltd	4.500	04/15/22	6,329
7,000,000		Weatherford International Ltd	5.950	04/15/42	7,363

		TOTAL ENERGY			123,715

FOOD & STAPLES RETAILING - 0.1%
4,750,000		Kroger Co	2.200	01/15/17	4,803
7,250,000		Safeway, Inc	3.400	12/01/16	7,383

		TOTAL FOOD & STAPLES RETAILING			12,186

FOOD, BEVERAGE & TOBACCO - 0.4%
5,900,000		Coca-Cola Enterprises, Inc	1.125	11/12/13	5,924
7,650,000		HJ Heinz Co	2.000	09/12/16	7,851
1,600,000	g	HJ Heinz Finance Co	7.125	08/01/39	2,143
2,000,000		JM Smucker Co	3.500	10/15/21	2,094
5,000,000		Kellogg Co	1.875	11/17/16	5,064
2,500,000		Kellogg Co	4.150	11/15/19	2,785
4,900,000		Kellogg Co	4.000	12/15/20	5,394
5,000,000		Kraft Foods, Inc	2.625	05/08/13	5,074
5,000,000		PepsiCo, Inc	2.500	05/10/16	5,249
428,000		PepsiCo, Inc	7.900	11/01/18	572

		TOTAL FOOD, BEVERAGE & TOBACCO			42,150

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

HEALTH CARE EQUIPMENT & SERVICES - 0.2%
$4,000,000		Becton Dickinson & Co	5.000%	05/15/19	$4,687
2,000,000		Becton Dickinson & Co	6.000	05/15/39	2,620
4,750,000		Becton Dickinson and Co	1.750	11/08/16	4,856
3,500,000		Medtronic, Inc	4.750	09/15/15	3,929
2,500,000		Medtronic, Inc	6.500	03/15/39	3,542
5,000,000		Providence Health & Services	5.050	10/01/14	5,483

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			25,117

HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
3,750,000		Clorox Co	3.800	11/15/21	3,909
4,500,000		Colgate-Palmolive Co	2.300	05/03/22	4,528
2,250,000		Ecolab, Inc	4.350	12/08/21	2,494

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			10,931

INSURANCE - 0.2%
3,500,000		Cincinnati Financial Corp	6.125	11/01/34	3,828
2,000,000		Markel Corp	6.800	02/15/13	2,061
2,500,000		Markel Corp	7.125	09/30/19	2,908
7,000,000		Markel Corp	4.900	07/01/22	7,049
2,500,000	g	Principal Life Global Funding I	5.125	10/15/13	2,617
3,100,000		Progressive Corp	3.750	08/23/21	3,346
5,000,000		Protective Life Corp	7.375	10/15/19	5,779
2,000,000	e	Travelers Cos, Inc	5.900	06/02/19	2,486

		TOTAL INSURANCE			30,074

MATERIALS - 0.7%
3,335,000		Air Products & Chemicals, Inc	4.375	08/21/19	3,802
4,750,000		Air Products & Chemicals, Inc	3.000	11/03/21	4,922
6,817,000		Alcoa, Inc	5.400	04/15/21	6,788
1,000,000		Ball Corp	6.750	09/15/20	1,100
2,275,000		Ball Corp	5.000	03/15/22	2,366
4,000,000		Bemis Co, Inc	6.800	08/01/19	4,804
5,000,000		Cliffs Natural Resources, Inc	6.250	10/01/40	4,910
10,000,000		Domtar Corp	4.400	04/01/22	9,797
2,300,000		Eastman Chemical Co	5.500	11/15/19	2,625
2,650,000		International Paper Co	7.300	11/15/39	3,309
5,000,000		International Paper Co	6.000	11/15/41	5,637
5,000,000		MeadWestvaco Corp	7.375	09/01/19	5,952
5,000,000		Praxair, Inc	4.375	03/31/14	5,315
2,500,000		Praxair, Inc	5.250	11/15/14	2,756
5,000,000		Praxair, Inc	4.500	08/15/19	5,774
4,875,000		Praxair, Inc	2.450	02/15/22	4,809

		TOTAL MATERIALS			74,666

MEDIA - 0.4%
4,450,000	e	Discovery Communications LLC	3.300	05/15/22	4,491
2,825,000		Discovery Communications LLC	4.950	05/15/42	2,948
3,500,000	e	Time Warner Cable, Inc	3.500	02/01/15	3,702

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$3,200,000		Time Warner Cable, Inc	8.750%	02/14/19	$4,255
3,900,000		Time Warner Cable, Inc	8.250	04/01/19	5,096
5,000,000		Time Warner Cable, Inc	4.125	02/15/21	5,307
5,000,000		Time Warner Cable, Inc	4.000	09/01/21	5,254
3,500,000		Time Warner Cable, Inc	6.550	05/01/37	4,150
5,000,000		Time Warner Cable, Inc	5.500	09/01/41	5,440

		TOTAL MEDIA			40,643

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.4%
3,100,000		Abbott Laboratories	2.700	05/27/15	3,266
2,250,000		Gilead Sciences, Inc	4.400	12/01/21	2,484
10,000,000	i	Johnson & Johnson	0.557	05/15/14	10,049
4,600,000		Johnson & Johnson	2.150	05/15/16	4,814
4,600,000		Johnson & Johnson	4.500	09/01/40	5,404
8,080,000		Life Technologies Corp	3.500	01/15/16	8,412
5,000,000		Merck & Co, Inc	2.250	01/15/16	5,221

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			39,650

REAL ESTATE - 0.4%
1,000,000		AMB Property LP	7.625	08/15/14	1,100
3,500,000		Boston Properties LP	3.700	11/15/18	3,657
3,011,000		Federal Realty Investment Trust	6.000	07/15/12	3,015
1,400,000		Federal Realty Investment Trust	5.900	04/01/20	1,599
3,665,000		Health Care REIT, Inc	3.625	03/15/16	3,768
3,400,000		Healthcare Realty Trust, Inc	5.750	01/15/21	3,585
2,500,000		Kilroy Realty Corp	5.000	11/03/15	2,661
3,400,000		Kilroy Realty LP	4.800	07/15/18	3,573
3,125,000		Simon Property Group LP	2.800	01/30/17	3,217
5,750,000		Washington Real Estate Investment Trust	5.125	03/15/13	5,833
7,500,000		Washington Real Estate Investment Trust	4.950	10/01/20	7,974

		TOTAL REAL ESTATE			39,982

RETAILING - 0.3%
5,000,000		AutoZone, Inc	5.750	01/15/15	5,508
4,750,000		Lowes’s Companies, Inc	1.625	04/15/17	4,785
4,750,000		Lowes’s Companies, Inc	3.120	04/15/22	4,860
4,750,000		Lowes’s Companies, Inc	4.650	04/15/42	5,044
3,050,000		Macy’s Retail Holdings, Inc	5.900	12/01/16	3,516
4,700,000		Macy’s Retail Holdings, Inc	3.875	01/15/22	4,941
2,945,000		O’Reilly Automotive, Inc	4.625	09/15/21	3,078
500,000		Staples, Inc	9.750	01/15/14	559
4,350,000		Target Corp	1.125	07/18/14	4,390

		TOTAL RETAILING			36,681

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
4,750,000		Intel Corp	1.950	10/01/16	4,923
7,500,000		Texas Instruments, Inc	2.375	05/16/16	7,887

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			12,810

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

SOFTWARE & SERVICES - 0.3%
$5,000,000		Adobe Systems, Inc	3.250%	02/01/15	$5,254
9,750,000		International Business Machines Corp	0.550	02/06/15	9,687
8,055,000		International Business Machines Corp	1.950	07/22/16	8,286
5,250,000		International Business Machines Corp	1.250	02/06/17	5,264

		TOTAL SOFTWARE & SERVICES			28,491

TECHNOLOGY HARDWARE & EQUIPMENT - 0.3%
4,750,000	i	Hewlett-Packard Co	2.018	09/19/14	4,803
5,000,000		Xerox Corp	8.250	05/15/14	5,575
9,750,000	e,i	Xerox Corp	1.286	05/16/14	9,737
4,000,000		Xerox Corp	2.950	03/15/17	4,045

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			24,160

TELECOMMUNICATION SERVICES - 0.2%
9,750,000		American Tower Corp	4.700	03/15/22	10,009
4,750,000		American Tower REIT, Inc	5.900	11/01/21	5,286
3,235,000		Sprint Nextel Corp	6.000	12/01/16	3,098

		TOTAL TELECOMMUNICATION SERVICES			18,393

TRANSPORTATION - 0.8%
9,750,000		Burlington Northern Santa Fe LLC	3.050	03/15/22	9,838
4,600,000		Burlington Northern Santa Fe LLC	5.050	03/01/41	5,062
2,100,000		Burlington Northern Santa Fe LLC	4.950	09/15/41	2,285
9,750,000		Burlington Northern Santa Fe LLC	4.400	03/15/42	9,818
6,500,000		CSX Corp	4.750	05/30/42	6,702
3,850,000		CSX Corp	4.400	03/01/43	3,732
2,500,000		Norfolk Southern Corp	5.750	01/15/16	2,877
5,000,000		Norfolk Southern Corp	3.250	12/01/21	5,168
12,775,000		Norfolk Southern Corp	3.000	04/01/22	12,923
2,500,000		Norfolk Southern Corp	5.590	05/17/25	3,020
4,815,000		Norfolk Southern Corp	5.640	05/17/29	5,772
1,360,000		United Parcel Service of America, Inc (Step Bond 8.375% until 04/01/20, 7.620% until 04/01/30)	8.375	04/01/30	1,995
5,000,000		United Parcel Service, Inc	3.125	01/15/21	5,354

		TOTAL TRANSPORTATION			74,546

UTILITIES - 1.8%
7,850,000		American Water Capital Corp	6.085	10/15/17	9,190
1,667,000		Arizona Public Service Co	5.050	09/01/41	1,857
2,000,000		Atmos Energy Corp	8.500	03/15/19	2,675
5,000,000		CenterPoint Energy Houston Electric LLC	7.000	03/01/14	5,507
2,000,000		CenterPoint Energy Resources Corp	5.850	01/15/41	2,411
1,200,000		Connecticut Light & Power Co	5.500	02/01/19	1,436
2,000,000		Connecticut Light & Power Co	5.750	03/01/37	2,418
9,400,000		Delmarva Power & Light Co	4.000	06/01/42	9,554
8,000,000		Detroit Edison Co	3.900	06/01/21	8,849
5,000,000	i	DTE Energy Co	1.167	06/03/13	5,008
2,738,456	g	Great River Energy	5.829	07/01/17	2,924
9,500,000		Idaho Power Co	2.950	04/01/22	9,690
5,000,000		Idaho Power Co	5.500	04/01/33	5,927
2,500,000		Idaho Power Co	6.250	10/15/37	3,290
4,500,000		Idaho Power Co	4.300	04/01/42	4,608
7,500,000	g	International Transmission Co	4.450	07/15/13	7,757

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$2,000,000		Laclede Gas Co	6.150%	06/01/36	$2,478
6,000,000		Nevada Power Co	6.650	04/01/36	8,077
5,000,000		Northeast Utilities	5.650	06/01/13	5,217
1,500,000		Northwest Natural Gas Co	5.620	11/21/23	1,854
5,000,000		Pacific Gas & Electric Co	8.250	10/15/18	6,740
4,650,000	e	Pacific Gas & Electric Co	3.250	09/15/21	4,872
3,750,000		Pacific Gas & Electric Co	5.400	01/15/40	4,482
5,000,000		Pacific Gas & Electric Co	4.450	04/15/42	5,249
9,750,000	e	PacifiCorp	2.950	02/01/22	10,012
3,000,000		Pepco Holdings, Inc	2.700	10/01/15	3,079
3,850,000		Portland General Electric Co	6.100	04/15/19	4,752
630,000		Public Service Co of Colorado	4.750	08/15/41	728
5,500,000		San Diego Gas & Electric Co	3.000	08/15/21	5,810
620,000	e	San Diego Gas & Electric Co	6.000	06/01/39	861
1,380,000		San Diego Gas & Electric Co	3.950	11/15/41	1,452
10,000,000		Sempra Energy	2.300	04/01/17	10,248
2,500,000		Tampa Electric Co	4.100	06/15/42	2,518
14,500,000	g	Topaz Solar Farms LLC	5.750	09/30/39	14,339
5,000,000		Washington Gas Light Co	5.440	08/11/25	6,018
10,000,000		Westar Energy, Inc	4.125	03/01/42	10,471
1,000,000		Wisconsin Power & Light Co	5.000	07/15/19	1,169

		TOTAL UTILITIES			193,527

		TOTAL CORPORATE BONDS			1,294,770

		(Cost $1,216,736)

GOVERNMENT BONDS 24.3%

AGENCY SECURITIES - 3.5%
7,360,188		Cal Dive I- Title XI, Inc	4.930	02/01/27	8,308
8,279,721		COP I LLC	3.613	12/05/21	8,966
5,500,000		Federal Home Loan Bank (FHLB)	5.000	11/17/17	6,641
4,635,000		Federal Home Loan Mortgage Corp (FHLMC)	2.500	04/23/14	4,816
10,000,000		Federal National Mortgage Association (FNMA)	2.625	11/20/14	10,527
6,400,000		FNMA	1.125	04/27/17	6,460
3,000,000		FNMA	2.500	05/15/14	3,119
2,000,000		FNMA	1.125	07/30/12	2,002
6,000,000		FNMA	1.250	08/20/13	6,063
8,108,140		Gate Capital Cayman Two	3.550	06/11/21	8,692
4,000,000	j	Government Trust Certificate	0.000	04/01/21	3,221
11,250,000	i	India Government AID Bond	0.566	02/01/27	10,318
4,730,000	g	Montefiore Medical Center	3.896	05/20/27	5,200
1,259,877		National Credit Union Administration	1.840	10/07/20	1,275
3,850,000	j	Overseas Private Investment Corp	0.000	07/12/14	4,053
4,700,000	j	Overseas Private Investment Corp	0.000	07/12/14	5,323
1,916,377	j	Overseas Private Investment Corp	0.000	12/14/14	2,233
14,500,000	j	Overseas Private Investment Corp	0.000	11/17/16	14,678
12,750,000	j	Overseas Private Investment Corp	0.000	11/17/16	13,053
3,000,000		Overseas Private Investment Corp	1.900	04/30/18	3,029
12,000,000		Overseas Private Investment Corp	1.030	04/15/19	11,986

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$2,750,000	m	Overseas Private Investment Corp	1.300%	06/15/19	$2,783
3,823,559		Overseas Private Investment Corp	5.142	12/15/23	4,480
6,969,544		Overseas Private Investment Corp	2.290	09/15/26	7,069
3,750,000		Overseas Private Investment Corp	2.040	12/15/26	3,767
8,746,942		Overseas Private Investment Corp	4.440	02/27/27	10,011
12,000,000		Overseas Private Investment Corp	2.610	04/15/30	12,074
4,750,000		Overseas Private Investment Corp	2.930	05/15/30	4,785
7,850,000		Overseas Private Investment Corp	3.040	05/15/30	7,988
5,000,000		Overseas Private Investment Corp	3.430	05/15/30	5,269
4,750,000		Overseas Private Investment Corp	4.010	05/15/30	5,262
6,152,431		Premier Aircraft Leasing	3.576	02/06/22	6,616
1,050,000		Private Export Funding Corp	4.550	05/15/15	1,170
9,750,000		Private Export Funding Corp	2.125	07/15/16	10,278
7,000,000		Private Export Funding Corp	1.375	02/15/17	7,107
8,000,000		Private Export Funding Corp	2.250	12/15/17	8,472
10,000,000		Private Export Funding Corp	4.375	03/15/19	11,883
17,500,000		Private Export Funding Corp	4.300	12/15/21	20,597
5,034,070		Rowan Cos, Inc	3.158	07/15/21	5,346
4,212,950		Tayarra Ltd	3.628	02/15/22	4,543
4,125,607		Tricahue Leasing LLC	3.503	11/19/21	4,353
1,500,000		US Department of Housing and Urban Development	5.050	08/01/13	1,577
9,000,000		US Department of Housing and Urban Development	5.190	08/01/14	9,886
1,900,000		US Department of Housing and Urban Development	2.200	08/01/15	1,995
5,250,000		US Department of Housing and Urban Development	4.330	08/01/15	5,842
3,894,000		US Department of Housing and Urban Development	2.910	08/01/17	4,261
8,000,000		US Department of Housing and Urban Development	4.560	08/01/17	9,320
10,750,000		US Department of Housing and Urban Development	1.770	08/01/18	11,027
5,007,000		US Department of Housing and Urban Development	5.380	08/01/18	5,840
13,967,000		US Department of Housing and Urban Development	4.960	08/01/20	17,168
13,500,000		US Department of Housing and Urban Development	5.050	08/01/21	16,440
3,758,353	g	US Trade Funding Corp	4.260	11/15/14	3,923
9,500,000		VRG Linhas Aereas S.A.	1.000	06/30/14	9,500

		TOTAL AGENCY SECURITIES			380,595

FOREIGN GOVERNMENT BONDS - 3.9%
5,000,000	g	Bank of Montreal	2.625	01/25/16	5,278
6,120,000	g	Bank of Nova Scotia	1.450	07/26/13	6,182
14,090,000	e,g	Bank of Nova Scotia	1.650	10/29/15	14,406
9,800,000	g	Bank of Nova Scotia	2.150	08/03/16	10,185
4,000,000	g	Caisse Centrale Desjardins du Quebec	2.550	03/24/16	4,210
14,750,000	g	Caisse Centrale Desjardins du Quebec	1.600	03/06/17	14,915
3,900,000		Canada Government International Bond	2.375	09/10/14	4,070
6,300,000		Canada Government International Bond	0.875	02/14/17	6,332
9,000,000	g	Canadian Imperial Bank of Commerce	2.000	02/04/13	9,083
7,000,000	e,g	Canadian Imperial Bank of Commerce	2.750	01/27/16	7,429
24,750,000		Council of Europe Development Bank	1.500	01/15/15	25,112
2,000,000		European Investment Bank	4.875	02/15/36	2,320
14,500,000		Hydro Quebec	2.000	06/30/16	15,012
10,200,000		Hydro Quebec	1.375	06/19/17	10,192
6,082,000		Hydro Quebec	8.400	01/15/22	8,799
24,500,000		International Finance Corp	2.250	04/28/14	25,269
24,500,000		International Finance Corp	0.500	05/15/15	24,414

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$2,850,000	e	Italy Government International Bond	5.375%	06/12/17	$2,822
3,145,000	e,g	National Bank of Canada	1.650	01/30/14	3,199
7,500,000	e,g	National Bank of Canada	2.200	10/19/16	7,822
9,750,000	e,g	Nederlandse Waterschapsbank NV	2.125	02/09/17	9,842
17,500,000	e,g	Province of Alberta Canada	1.000	06/21/17	17,558
4,000,000		Province of British Columbia Canada	2.850	06/15/15	4,253
12,000,000		Province of British Columbia Canada	2.100	05/18/16	12,572
21,000,000		Province of British Columbia Canada	1.200	04/25/17	21,205
14,500,000	e	Province of British Columbia Canada	2.650	09/22/21	15,264
2,000,000	e	Province of Manitoba Canada	2.125	04/22/13	2,028
10,000,000		Province of Manitoba Canada	1.375	04/28/14	10,175
15,250,000		Province of Manitoba Canada	1.750	05/30/19	15,327
10,000,000		Province of New Brunswick Canada	2.750	06/15/18	10,726
5,000,000		Province of Nova Scotia Canada	2.375	07/21/15	5,229
8,700,000		Province of Ontario Canada	4.100	06/16/14	9,283
8,100,000		Province of Ontario Canada	2.950	02/05/15	8,546
9,450,000		Province of Ontario Canada	2.700	06/16/15	9,963
15,000,000		Province of Ontario Canada	2.300	05/10/16	15,649
6,000,000		Province of Ontario Canada	4.000	10/07/19	6,820
5,000,000		Province of Ontario Canada	4.400	04/14/20	5,813
10,000,000		Province of Quebec Canada	3.500	07/29/20	11,000
10,000,000	e	Province of Quebec Canada	2.750	08/25/21	10,344
5,000,000		Province of Quebec Canada	7.500	09/15/29	7,687

		TOTAL FOREIGN GOVERNMENT BONDS			416,335

MORTGAGE BACKED - 11.5%
2,744,831	h,i	Federal Home Loan Mortgage Corp (FHLMC)	5.932	04/01/37	2,985
4,412,075	h,i	FHLMC	2.835	03/01/37	4,715
2,110,478	h,i	FHLMC	4.946	08/01/37	2,238
5,697,748		FHLMC	5.500	08/01/39	6,292
3,265,511	h,i	FHLMC	4.556	09/01/37	3,464
1,957,062	h,i	FHLMC	5.741	02/01/37	2,109
1,998,533	h,i	FHLMC	2.380	02/01/36	2,123
7,585,657		FHLMC (Interest Only)	4.000	06/15/34	524
3,339,275	h,i	FHLMC	2.732	07/01/36	3,570
1,187,290	h,i	FHLMC	2.605	09/01/36	1,260
4,194,184	h,i	FHLMC	2.603	09/01/36	4,482
705,810		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500	09/01/35	755
1,243,907		FGLMC	6.000	08/01/35	1,371
818,703		FGLMC	5.500	06/01/35	895
588,082		FGLMC	5.000	02/01/36	634
454,727		FGLMC	4.500	12/01/35	486
906,291		FGLMC	5.000	10/01/35	977
2,638,256		FGLMC	7.000	05/01/35	3,143
1,319,837		FGLMC	6.000	05/01/35	1,467
788,573		FGLMC	6.000	05/01/35	874
504,094		FGLMC	6.000	05/01/35	556
1,317,314		FGLMC	6.000	05/01/35	1,461
107,331		FGLMC	6.000	05/01/35	118
199,469		FGLMC	6.000	05/01/35	221
96,374		FGLMC	6.500	05/01/36	108
5,550,163		FGLMC	4.500	11/01/40	6,133

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$6,754,556		FGLMC	6.000%	07/01/39	$7,523
2,088,646		FGLMC	5.000	07/01/39	2,245
9,000,000	h	FGLMC	4.000	07/15/42	9,550
10,000,000	h	FGLMC	3.500	07/15/42	10,491
6,210,847		FGLMC	4.500	12/01/40	6,836
4,093,106		FGLMC	4.000	06/01/39	4,347
1,203,494		FGLMC	6.500	11/01/37	1,351
1,313,706		FGLMC	6.000	09/01/37	1,457
942,587		FGLMC	6.500	10/01/36	1,058
1,090,156		FGLMC	4.500	05/01/39	1,165
763,187		FGLMC	6.000	11/01/38	838
3,270,120		FGLMC	6.000	02/01/38	3,642
175,251		FGLMC	4.500	07/01/20	190
612,111		FGLMC	4.500	01/01/20	654
1,172,593		FGLMC	5.000	02/01/19	1,271
1,386,862		FGLMC	4.500	06/01/21	1,481
4,718,184		FGLMC	4.500	06/01/21	5,040
159,637		FGLMC	7.000	10/01/20	187
1,275,948		FGLMC	5.500	01/01/19	1,397
1,978,256		FGLMC	4.500	10/01/18	2,154
242,982		FGLMC	6.000	12/01/17	264
136,116		FGLMC	6.500	12/01/16	146
3,347,671		FGLMC	4.500	01/01/19	3,645
2,806,532		FGLMC	4.500	11/01/18	3,056
2,305,192		FGLMC	4.500	11/01/18	2,510
909,863		FGLMC	4.500	03/01/23	968
4,320,443		FGLMC	5.500	12/01/33	4,740
2,892,066		FGLMC	5.500	09/01/33	3,201
2,513,061		FGLMC	5.500	09/01/33	2,767
626,802		FGLMC	5.500	12/01/34	687
1,172,018		FGLMC	6.000	09/01/34	1,298
6,506,744		FGLMC	7.000	12/01/33	7,752
1,524,237		FGLMC	4.500	07/01/33	1,632
2,158,477		FGLMC	4.000	07/01/24	2,282
14,547		FGLMC	7.000	05/01/23	17
609,999		FGLMC	5.000	04/01/23	653
49,027		FGLMC	8.000	01/01/31	60
5,000,000	h	FGLMC	5.000	07/15/27	5,343
761,746		FGLMC	4.500	09/01/24	810
2,684,955		Federal National Mortgage Association (FNMA)	5.000	08/01/35	2,913
1,219,274		FNMA	4.500	08/01/35	1,310
6,108,630		FNMA	5.500	10/01/35	6,774
7,384,324		FNMA	4.000	10/01/35	7,957
1,144,887		FNMA	5.500	06/01/35	1,272
1,667,111		FNMA	5.500	06/01/35	1,852
551,354		FNMA	6.000	07/01/35	610
56,613		FNMA	7.500	06/01/35	63
905,018	i	FNMA	2.696	02/01/36	965
1,267,282		FNMA	6.000	12/01/36	1,397
1,445,544		FNMA	6.500	09/01/36	1,642
663,636		FNMA	7.000	02/01/37	772
9,495,173	i	FNMA	5.849	01/01/37	10,232

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$901,865		FNMA	6.500%	02/01/36	$1,022
405,218		FNMA	6.500	02/01/36	462
980,513	i	FNMA	2.385	07/01/36	1,030
2,267,020		FNMA	6.000	03/01/36	2,498
2,099,962		FNMA	5.500	06/01/35	2,333
424,094		FNMA	6.000	12/01/34	475
45,022		FNMA	4.500	09/01/34	48
1,506,521		FNMA	5.500	01/01/35	1,663
6,155,412		FNMA	5.500	01/01/35	6,838
28,182		FNMA	4.500	07/01/34	30
69,912		FNMA	4.500	07/01/34	75
1,075,917		FNMA	4.500	08/01/34	1,157
29,917		FNMA	4.500	08/01/34	32
428,268		FNMA	5.500	03/01/35	476
259,759		FNMA	5.500	05/01/35	285
423,065		FNMA	5.500	05/01/35	470
1,852,889		FNMA	6.000	05/01/35	2,074
182,357		FNMA	5.500	05/01/35	200
1,065,724		FNMA	5.500	04/01/35	1,184
838,538		FNMA	5.500	04/01/35	930
2,026,241		FNMA	5.500	05/01/35	2,251
971,754		FNMA	5.500	04/01/35	1,078
2,399,031		FNMA	6.500	03/01/37	2,726
2,452,123		FNMA	4.500	02/01/39	2,631
1,269,829		FNMA	6.000	01/01/39	1,397
3,943,079		FNMA	4.500	04/01/39	4,231
3,182,514		FNMA	4.000	04/01/39	3,450
1,996,396		FNMA	4.500	01/01/39	2,142
1,365,664	i	FNMA	4.916	10/01/38	1,469
1,577,694		FNMA	6.000	01/01/39	1,735
1,322,527		FNMA	5.500	01/01/39	1,443
3,007,188		FNMA	4.500	08/01/39	3,227
64,000,000	h	FNMA	5.000	07/25/42	69,260
126,000,000	h	FNMA	4.500	07/25/42	135,155
55,000,000	h	FNMA	6.000	07/25/42	60,440
44,000,000	h	FNMA	5.500	07/25/42	47,994
7,881,186		FNMA	4.000	11/01/40	8,401
10,500,000		FNMA	4.000	02/25/40	11,459
123,000,000	h	FNMA	4.000	07/25/42	130,899
42,000,000	h	FNMA	3.500	07/25/42	44,146
162,755		FNMA	6.500	03/01/38	183
1,201,770		FNMA	6.000	09/01/37	1,345
2,277,176		FNMA	6.000	09/01/37	2,549
1,013,895		FNMA	6.500	09/01/37	1,145
1,700,664		FNMA	6.000	09/01/37	1,903
529,795		FNMA	6.500	08/01/37	602
662,597		FNMA	7.000	04/01/37	771
1,884,850		FNMA	6.000	09/01/37	2,110
860,034		FNMA	6.500	08/01/37	978
473,343		FNMA	6.500	09/01/37	538
23,608		FNMA	6.500	02/01/38	27
123,632		FNMA	6.500	01/01/38	140

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$80,372		FNMA	6.500%	03/01/38	$91
687,096		FNMA	6.500	03/01/38	774
212,853		FNMA	6.500	09/01/37	241
465,855		FNMA	6.500	09/01/37	526
965,403		FNMA	7.000	11/01/37	1,124
695,334	i	FNMA	5.890	10/01/37	739
295,247		FNMA	4.500	11/01/20	318
660,571		FNMA	5.000	03/01/20	715
1,048,238		FNMA	5.000	03/01/21	1,135
765,964		FNMA	5.000	12/01/20	829
72,573		FNMA	4.500	03/01/19	78
600,000		FNMA	4.000	02/25/19	635
599,527		FNMA	4.500	06/01/19	645
333,216		FNMA	4.500	05/01/19	359
2,175,629		FNMA	5.500	08/01/21	2,379
1,798,897		FNMA	4.000	05/01/24	1,914
341,709		FNMA	5.500	02/01/24	377
1,501,744		FNMA	4.500	08/01/24	1,611
61,654		FNMA	8.000	07/01/24	74
25,594		FNMA	8.000	03/01/23	29
868,026		FNMA	4.500	03/01/23	931
109,350		FNMA	5.000	01/01/24	120
2,140,460		FNMA	5.000	07/01/23	2,309
213,237		FNMA	6.000	02/01/19	234
2,859,473		FNMA	4.530	10/01/14	3,031
3,943,392		FNMA	4.265	06/01/14	4,134
81,235		FNMA	6.500	10/01/16	87
3,326		FNMA	8.500	11/01/14	4
2,556,229		FNMA	4.440	07/01/13	2,608
9,373		FNMA	5.000	06/01/13	10
1,385,131		FNMA	4.561	05/01/14	1,455
3,470,100		FNMA	4.020	08/01/13	3,552
444,839		FNMA	6.500	04/01/17	483
1,890,040		FNMA	5.000	12/01/18	2,064
3,070,961		FNMA	5.500	11/01/18	3,365
194,157		FNMA	6.000	01/01/19	213
1,819,543		FNMA	5.000	01/01/19	1,987
203,444		FNMA	6.500	02/01/18	224
927,271		FNMA	5.000	12/01/17	1,004
31,106		FNMA	5.500	05/01/18	34
178,982		FNMA	5.500	04/01/18	196
6,181,387		FNMA	4.000	09/01/24	6,578
275,801		FNMA	5.000	03/01/34	300
239,628		FNMA	5.000	03/01/34	261
203,212		FNMA	5.000	03/01/34	221
625,100		FNMA	5.000	03/01/34	680
193,006		FNMA	5.500	12/01/33	213
1,539,552		FNMA	5.500	11/01/33	1,722
90,807		FNMA	7.000	01/01/34	107
547,449		FNMA	5.500	12/01/33	602
1,932,395		FNMA	5.000	04/01/34	2,102
30,602		FNMA	4.500	06/01/34	33

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$36,331		FNMA	4.500%	06/01/34	$39
146,566		FNMA	4.500	07/01/34	158
127,723		FNMA	4.500	06/01/34	137
26,786		FNMA	4.500	05/01/34	29
575,276		FNMA	4.500	05/01/34	619
24,448		FNMA	4.500	06/01/34	26
27,251		FNMA	4.500	05/01/34	29
1,896,240		FNMA	5.500	11/01/33	2,121
167,709		FNMA	5.000	02/01/33	183
1,077,798		FNMA	6.500	07/01/32	1,234
721,366		FNMA	5.500	07/01/33	801
2,579,216		FNMA	4.500	03/25/33	2,707
17,000,000	h	FNMA	3.000	07/25/27	17,810
7,453,162	h	FNMA	3.000	05/01/27	7,881
8,000,000	h	FNMA	4.500	07/25/27	8,574
42,000,000	h	FNMA	4.000	07/25/27	44,664
1,011,857		FNMA	4.500	08/01/33	1,089
1,053,231		FNMA	5.500	11/01/33	1,178
1,162,928		FNMA	5.000	11/01/33	1,302
1,486,610		FNMA	5.500	11/01/33	1,663
1,339,979		FNMA	5.500	11/01/33	1,499
263,304		FNMA	4.500	09/01/33	287
770,568		FNMA	5.000	08/01/33	839
595,139		FNMA	5.000	10/01/33	648
786,132		FNMA	5.000	10/01/33	855
1,230,591		Government National Mortgage Association (GNMA)	5.000	07/20/39	1,360
1,502,877		GNMA	4.000	08/15/39	1,646
6,000,000	h	GNMA	3.500	07/15/42	6,417
3,797,875		GNMA	4.500	07/20/39	4,186
1,493,934		GNMA	6.500	11/20/38	1,710
3,321,184		GNMA	4.500	03/15/39	3,638
586,683		GNMA	4.500	05/15/39	643
10,000,000	h	GNMA	6.000	07/15/42	11,227
38,000,000	h	GNMA	4.500	07/20/42	41,770
20,000,000	h	GNMA	5.000	07/20/42	22,088
22,000,000	h	GNMA	5.500	07/15/42	24,410
79,000,000	h	GNMA	4.000	07/15/42	86,270
72,000,000	h	GNMA	4.500	07/15/42	78,716
15,000,000	h	GNMA	5.000	07/15/42	16,505
10,907		GNMA	6.500	08/15/23	12
177,472		GNMA	6.500	05/20/31	206
686,616		GNMA	5.500	07/15/33	767
37,873		GNMA	6.500	08/15/23	43
46,047		GNMA	9.000	12/15/17	52
6,710,264		GNMA	2.300	10/15/19	6,933
32,720		GNMA	8.000	06/15/22	38
1,668,602		GNMA	5.000	04/15/38	1,837
979,187		GNMA	6.000	08/15/38	1,100
930,086		GNMA	6.000	08/20/38	1,043
2,233,397		GNMA	6.000	02/20/37	2,511
407,404		GNMA	6.000	10/20/36	458
424,970		GNMA	6.000	01/20/37	478

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$1,926,569		GNMA	5.500%	02/15/37	$2,139

		TOTAL MORTGAGE BACKED			1,236,567

MUNICIPAL BONDS - 2.1%
5,600,000		American Municipal Power-Ohio, Inc	6.270	02/15/50	6,443
4,500,000	g	Basin Electric Power Coop	6.127	06/01/41	4,994
3,000,000		Broward County FL Water & Sewer Utility Revenue	1.350	10/01/16	3,029
1,410,000		Broward County FL Water & Sewer Utility Revenue	1.910	10/01/18	1,435
3,700,000		Calleguas Municipal Water District	2.030	07/01/18	3,676
3,520,000		Calleguas Municipal Water District	2.330	07/01/19	3,492
2,750,000		Calleguas Municipal Water District	2.601	07/01/20	2,728
2,390,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	2,592
1,400,000		Chelan County Public Utility District No	1.398	07/01/14	1,411
2,300,000		Chelan County Public Utility District No	1.867	07/01/15	2,345
5,800,000		Chelan County Public Utility District No	2.655	07/01/17	6,047
5,000,000		Chicago Metropolitan Water Reclamation District-Greater Chicago	5.720	12/01/38	6,314
1,250,000		City & County of Honolulu, HI	6.114	07/01/29	1,378
4,000,000		City of Dallas, TX	5.078	02/15/22	4,804
1,500,000		City of Dallas, TX	5.195	02/15/35	1,772
890,000		City of Eugene, OR	6.320	08/01/22	1,010
5,000,000		City of New York, NY	4.500	06/01/15	5,341
5,000,000		Commonwealth of Massachusetts	5.456	12/01/39	6,248
1,750,000		County of Mercer, NJ	5.380	02/01/17	1,865
4,000,000		Dallas County Hospital District	5.621	08/15/44	5,081
1,680,000		Douglas County Public Utility District No 1 Wells Hydroelectric	5.112	09/01/18	1,859
1,400,000		Elkhart Redevelopment District	5.500	06/15/18	1,456
7,385,000		Fiscal Year 2005 Securitization Corp	4.760	08/15/19	8,205
4,500,000		Grant County Public Utility District No 2	3.914	01/01/32	4,396
1,250,000		Grant County Public Utility District No 2	4.164	01/01/35	1,217
1,900,000		Guadalupe Valley Electric Coop, Inc	5.671	10/01/32	1,815
1,000,000		Kansas Development Finance Authority	4.592	05/01/14	1,057
1,350,000		Kansas Development Finance Authority	4.722	05/01/15	1,477
965,000	g	LL & P Wind Energy, Inc	5.217	12/01/12	966
6,645,000		Massachusetts Housing Finance Agency	4.782	12/01/20	7,015
5,400,000		Massachusetts St. Water Pollution Abatement	5.192	08/01/40	6,396
3,000,000		Metropolitan Washington Airports Authority	5.690	10/01/30	3,280
5,000,000		Metropolitan Water District of Southern California	6.250	07/01/39	5,992
750,000		Metropolitan Water Reclamation District of Greater Chicago	2.229	12/01/16	783
5,000,000		Mississippi Development Bank Special Obligation	5.320	07/01/14	5,308
1,000,000		New York State Environmental Facilities Corp	1.755	06/15/18	1,000
1,200,000		New York State Environmental Facilities Corp	2.005	06/15/19	1,198
1,220,000		New York State Environmental Facilities Corp	2.595	06/15/21	1,217
1,255,000		New York State Environmental Facilities Corp	3.045	06/15/24	1,253
1,225,000		New York State Environmental Facilities Corp	3.195	06/15/25	1,223
500,000		New York State Environmental Facilities Corp	3.684	12/15/29	500
3,000,000		New York State Urban Development Corp	6.500	12/15/18	3,614
2,500,000		Newport News Economic Development Authority	5.640	01/15/29	2,734
4,750,000		Northern California Power Agency	4.320	07/01/24	4,880
2,450,000		Ohio State Water Development Authority	4.879	12/01/34	2,763

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$2,500,000	Oklahoma Capital Improvement Authority	5.180%	07/01/14	$2,737
1,750,000	South Dakota Conservancy District	1.013	08/01/16	1,746
4,490,000	South Dakota Conservancy District	1.648	08/01/18	4,488
4,670,000	South Dakota Conservancy District	1.898	08/01/19	4,674
4,785,000	South Dakota Conservancy District	2.333	08/01/20	4,785
3,750,000	State of California	7.625	03/01/40	4,848
5,000,000	State of Connecticut	5.090	10/01/30	5,660
2,050,000	State of Hawaii	4.670	05/01/14	2,188
5,000,000	State of Illinois	4.071	01/01/14	5,160
5,570,000	State of Illinois	4.350	06/01/18	5,734
5,000,000	State of Michigan	2.302	11/01/14	5,141
4,505,000	State of Michigan	3.375	12/01/20	4,721
2,500,000	State of Ohio	5.412	09/01/28	3,049
3,050,000	State of Oregon	5.030	08/01/14	3,319
3,265,000	State of Texas	4.900	08/01/20	3,613
5,000,000	State of Texas	6.072	10/01/29	6,045
3,715,000	State of Washington	5.050	01/01/18	3,783
1,033,000	State of Wisconsin	5.700	05/01/26	1,220
5,000,000	Tuolumne Wind Project Authority	6.918	01/01/34	5,947
4,900,000	UNM Sandoval Regional Medical Center	4.500	07/20/36	5,191

	TOTAL MUNICIPAL BONDS			227,658

U.S. TREASURY SECURITIES - 3.3%
13,176,000	United States Treasury Bond	5.375	02/15/31	19,200
7,335,000	United States Treasury Bond	4.375	05/15/41	9,797
44,275,000	United States Treasury Bond	3.750	08/15/41	53,393
47,132,000	United States Treasury Bond	3.125	02/15/42	50,623
1,400,000	United States Treasury Note	0.500	11/30/12	1,402
4,500,000	United States Treasury Note	0.625	02/28/13	4,513
2,325,000	United States Treasury Note	0.125	08/31/13	2,321
2,595,000	United States Treasury Note	0.125	09/30/13	2,590
2,670,000	United States Treasury Note	3.125	09/30/13	2,764
9,725,000	United States Treasury Note	0.125	12/31/13	9,699
5,985,000	United States Treasury Note	0.250	05/31/14	5,978
20,660,000	United States Treasury Note	0.250	06/30/14	20,634
22,395,000	United States Treasury Note	2.375	08/31/14	23,371
3,631,000	United States Treasury Note	2.500	04/30/15	3,843
32,468,000	United States Treasury Note	0.375	06/15/15	32,440
17,895,000	United States Treasury Note	1.875	06/30/15	18,658
25,225,000	United States Treasury Note	1.250	10/31/15	25,854
10,875,000	United States Treasury Note	0.625	05/31/17	10,825
27,461,400	United States Treasury Note	0.750	06/30/17	27,489
5,000,000	United States Treasury Note	1.250	04/30/19	5,055
4,400,000	United States Treasury Note	1.000	06/30/19	4,368
22,550,000	United States Treasury Note	1.750	05/15/22	22,733

	TOTAL U.S. TREASURY SECURITIES			357,550

	TOTAL GOVERNMENT BONDS			2,618,705

	(Cost $2,521,820)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

STRUCTURED ASSETS - 2.0%
ASSET BACKED - 0.8%
$10,000,000		AEP Texas Central Transition Funding LLC	1.976%	06/01/21	$10,222
		Series - 2012 1 (Class A2)
10,000,000		AEP Texas Central Transition Funding LLC	2.845	03/01/26	10,365
		Series - 2012 1 (Class A3)
5,000,000		AmeriCredit Automobile Receivables Trust	2.850	08/08/16	5,135
		Series - 2011 1 (Class C)
1,500,000	g	Avis Budget Rental Car Funding AESOP LLC	3.150	03/20/17	1,574
		Series - 2010 5A (Class A)
1,486,881	i	Bear Stearns Asset Backed Securities Trust	0.615	11/25/39	1,342
		Series - 2005 SD3 (Class 2A1)
1,920,918	i	BNC Mortgage Loan Trust	0.345	05/25/37	1,734
		Series - 0 2 (Class A2)
3,501,139	i	Chase Funding Loan Acquisition Trust	1.100	06/25/34	2,466
		Series - 2004 OPT1 (Class M1)
674,364	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	150
		Series - 2004 2 (Class 1B)
954,006	i	Countrywide Asset-Backed Certificates	5.683	10/25/46	955
		Series - 2006 15 (Class A2)
1,514,582	g	Credit-Based Asset Servicing and Securitization LLC	6.159	12/25/36	1,458
		Series - 2007 MX1 (Class A1)
1,715,000	g,i	DB/UBS Mortgage Trust	5.728	11/10/46	1,762
		Series - 2011 LC1A (Class C)
4,950,163	g	Flagstar Home Equity Loan Trust	5.781	01/25/35	4,729
		Series - 2007 1A (Class AF3)
1,500,000		Ford Credit Auto Owner Trust	3.210	07/15/17	1,561
		Series - 2011 A (Class D)
6,872,537		Lehman XS Trust	6.500	06/25/46	3,832
		Series - 2006 13 (Class 2A1)
5,288,001	i	Lehman XS Trust	0.405	08/25/46	4,038
		Series - 2006 GP4 (Class 3A2A)
947,820	i	Long Beach Mortgage Loan Trust	0.995	02/25/35	936
		Series - 2005 1 (Class M1)
20,557	i	Morgan Stanley ABS Capital I	0.285	01/25/37	20
		Series - 2007 HE2 (Class A2A)
4,010,000		Renaissance Home Equity Loan Trust	5.586	11/25/36	1,885
		Series - 2006 3 (Class AF3)
1,211,492		Residential Asset Mortgage Products, Inc	4.970	09/25/33	1,245
		Series - 2003 RZ5 (Class A7)
837,152	i	Residential Asset Securities Corp	0.675	04/25/35	789
		Series - 2005 KS3 (Class M3)
8,101,466		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	8,066
		Series - 2006 HI5 (Class A3)
4,031,441		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	4,036
		Series - 2006 HI3 (Class A3)
2,000,000		Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	1,869
		Series - 2006 HI1 (Class M1)
200,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	174
		Series - 2006 HI1 (Class M2)
772,105	i	Securitized Asset Backed Receivables LLC	0.545	10/25/35	735
		Series - 2006 OP1 (Class A2C)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$1,750,000	g	SLM Student Loan Trust	3.740%	02/15/29	$1,808
		Series - 2011 B (Class A2)
1,799,671	i	Soundview Home Equity Loan Trust	0.545	11/25/35	1,685
		Series - 2005 OPT3 (Class A4)
446,886	i	Soundview Home Equity Loan Trust	0.355	10/25/36	444
		Series - 2006 EQ1 (Class A2)
900,165	i	Structured Asset Investment Loan Trust	0.645	05/25/35	865
		Series - 2005 4 (Class M1)
1,645,267	i	Structured Asset Investment Loan Trust	0.525	12/25/35	1,631
		Series - 2005 10 (Class A5)
2,750,000	g	Vornado DP LLC	5.280	09/13/28	2,913
		Series - 2010 VNO (Class C)
842,283	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	766
		Series - 2006 N1 (Class N1)
1,245,083	g,i	Wachovia Loan Trust	0.605	05/25/35	977
		Series - 2005 SD1 (Class A)
786,258	i	Wells Fargo Home Equity Trust	0.385	07/25/36	715
		Series - 2006 2 (Class A3)

		TOTAL ASSET BACKED			82,882

OTHER MORTGAGE BACKED - 1.2%
135,000		Banc of America Commercial Mortgage, Inc	5.675	07/10/46	144
		Series - 2006 4 (Class AM)
3,220,000	i	Banc of America Commercial Mortgage, Inc	5.807	04/10/49	3,686
		Series - 2007 2 (Class A4)
411,075	g,i	Banc of America Large Loan, Inc	0.502	03/15/22	409
		Series - 2005 MIB1 (Class B)
1,181,670	g,i	Banc of America Large Loan, Inc	0.552	03/15/22	1,158
		Series - 2005 MIB1 (Class C)
184,000	g,i	Banc of America Large Loan, Inc	0.602	03/15/22	179
		Series - 2005 MIB1 (Class D)
152,000	g,i	Banc of America Large Loan, Inc	0.642	03/15/22	148
		Series - 2005 MIB1 (Class E)
1,249,519		Bear Stearns Asset Backed Securities Trust	5.250	04/25/35	1,081
		Series - 2005 AC2 (Class 1A)
505,000		Bear Stearns Commercial Mortgage Securities	5.201	12/11/38	570
		Series - 2006 PW14 (Class A4)
2,200,000	i	Bear Stearns Commercial Mortgage Securities	5.582	09/11/41	2,355
		Series - 2006 PW13 (Class AM)
2,405,000	i	Bear Stearns Commercial Mortgage Securities	5.568	10/12/41	2,580
		Series - 2006 T24 (Class AM)
2,655,000	i	Bear Stearns Commercial Mortgage Securities	4.750	02/13/46	2,830
		Series - 2004 T16 (Class A6)
895,000		Bear Stearns Commercial Mortgage Securities	5.700	06/11/50	1,030
		Series - 2007 PW18 (Class A4)
418,786		Citicorp Mortgage Securities, Inc	5.750	11/25/36	419
		Series - 2006 6 (Class A2)
455,466		Citicorp Mortgage Securities, Inc	6.000	05/25/37	455
		Series - 2007 4 (Class 1A7)
95,031	g,i	Citigroup Commercial Mortgage Trust	0.382	04/15/22	91
		Series - 2007 FL3A (Class A2)
1,750,000	g	Commercial Mortgage Pass Through Certificates	2.555	12/10/24	1,756
		Series - 2011 STRT (Class A)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$2,005,000	g	Commercial Mortgage Pass Through Certificates	2.365%	02/10/29	$2,051
		Series - 2012 9W57 (Class A)
2,515,000	i	Commercial Mortgage Pass Through Certificates	5.650	12/10/49	2,649
		Series - 2007 C9 (Class AM)
2,594,544		Countrywide Alternative Loan Trust	5.500	08/25/16	2,667
		Series - 2004 30CB (Class 1A15)
1,792,338		Countrywide Alternative Loan Trust	5.500	08/25/34	1,824
		Series - 2004 14T2 (Class A2)
1,540,558		Countrywide Home Loan Mortgage Pass Through Trust	5.250	02/25/16	1,535
		Series - 2005 6 (Class 1A10)
1,772,546		Countrywide Home Loan Mortgage Pass Through Trust	4.750	09/25/18	1,842
		Series - 2003 35 (Class 1A1)
708,371		Countrywide Home Loan Mortgage Pass Through Trust	5.250	05/25/35	704
		Series - 2005 12 (Class 1A5)
276,685		Countrywide Home Loan Mortgage Pass Through Trust	5.500	09/25/35	277
		Series - 2005 J3 (Class 1A1)
1,092,099	g,i	Credit Suisse Mortgage Capital Certificates	0.422	04/15/22	999
		Series - 2007 TF2A (Class A1)
3,550,000	g	Credit Suisse Mortgage Capital Certificates	5.626	05/15/23	3,977
		Series - 2006 OMA (Class D)
4,500,000	g	Credit Suisse Mortgage Capital Certificates	5.383	02/15/40	4,406
		Series - 2009 RR1 (Class A3C)
1,210,000		CS First Boston Mortgage Securities Corp	4.052	05/15/38	1,230
		Series - 2003 C3 (Class B)
3,572,488	g	DB/UBS Mortgage Trust	3.742	11/10/46	3,827
		Series - 2011 LC1A (Class A1)
1,950,000	g,i,m	GS Mortgage Securities Corp II	4.276	04/10/34	1,982
		Series - 2012 GSMS (Class C)
2,535,000	g,i	GS Mortgage Securities Corp II	5.403	12/10/43	2,745
		Series - 2010 C2 (Class B)
1,690,000	g,i	GS Mortgage Securities Corp II	5.403	12/10/43	1,677
		Series - 2010 C2 (Class C)
390,000	g,i	HVB Mortgage Capital Corp	2.291	09/10/22	377
		Series - 2003 FL1A (Class J)
3,101,620	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	0.617	07/15/19	3,001
		Series - 2007 FL1A (Class A1)
1,445,300	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	7.931	10/12/37	1,459
		Series - 2002 CIB5 (Class S1)
524,782	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	8.648	10/12/37	529
		Series - 2002 CIB5 (Class S2)
3,375,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	05/15/45	3,623
		Series - 2006 LDP8 (Class AM)
2,125,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.431	07/15/46	2,024
		Series - 2011 C4 (Class C)
4,120,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	6.009	06/15/49	4,523
		Series - 2007 LD11 (Class A4)
394,644	i	JP Morgan Mortgage Trust	4.277	04/25/35	398
		Series - 2005 A2 (Class 5A1)
900,000	i	LB-UBS Commercial Mortgage Trust	5.150	04/15/30	989
		Series - 2005 C2 (Class A5)
6,120,000		LB-UBS Commercial Mortgage Trust	5.424	02/15/40	6,905
		Series - 2007 C1 (Class A4)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$1,750,000		LB-UBS Commercial Mortgage Trust	5.430%	02/15/40	$1,953
		Series - 2007 C2 (Class A3)
2,450,000	i	LB-UBS Commercial Mortgage Trust	5.858	07/15/40	2,798
		Series - 2007 C6 (Class A4)
652,152		MASTER Asset Securitization Trust	5.000	05/25/35	655
		Series - 2005 1 (Class 2A5)
1,645,209	i	Merrill Lynch Mortgage Trust	5.107	07/12/38	1,773
		Series - 2005 CIP1 (Class AM)
4,040,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.172	12/12/49	4,476
		Series - 2006 4 (Class A3)
6,300,000	i	Morgan Stanley Capital I	5.447	02/12/44	7,123
		Series - 2007 HQ11 (Class A4)
710,000	g,i	Morgan Stanley Capital I	5.422	09/15/47	645
		Series - 2011 C1 (Class D)
2,185,000	g,i	Morgan Stanley Capital I	5.422	09/15/47	2,178
		Series - 2011 C1 (Class C)
850,000	i	Morgan Stanley Capital I	5.544	11/12/49	880
		Series - 2007 T25 (Class AM)
6,000,000	i	Nomura Asset Securities Corp	7.332	03/15/30	6,126
		Series - 1998 D6 (Class A2)
2,750,000	g	OBP Depositor LLC Trust	4.646	07/15/45	3,140
		Series - 2010 OBP (Class A)
1,684,744		Residential Accredit Loans, Inc	4.350	03/25/34	1,735
		Series - 2004 QS4 (Class A1)
5,125,086	i	Residential Accredit Loans, Inc	0.435	05/25/46	2,713
		Series - 2006 QO5 (Class 2A1)
2,126,375	g,i	Springleaf Mortgage Loan Trust	2.667	09/25/57	2,125
		Series - 2012 1A (Class A)
274,028	i	Structured Adjustable Rate Mortgage Loan Trust	1.005	03/25/35	270
		Series - 2005 6XS (Class A3)
471,405		Wachovia Bank Commercial Mortgage Trust	5.246	12/15/43	488
		Series - 2007 C30 (Class A3)
3,390,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	3,237
		Series - 2007 C30 (Class AM)
4,040,000	i	Wachovia Bank Commercial Mortgage Trust	6.171	06/15/45	4,411
		Series - 2006 C26 (Class AM)
2,505,000		Wachovia Bank Commercial Mortgage Trust	5.500	04/15/47	2,731
		Series - 2007 C31 (Class A5)
1,160,000		Wachovia Bank Commercial Mortgage Trust	5.339	11/15/48	1,210
		Series - 2006 C29 (Class AM)
2,175,000	i	Wachovia Bank Commercial Mortgage Trust	6.097	02/15/51	2,437
		Series - 2007 C33 (Class A4)
1,745,000	i	Wachovia Bank Commercial Mortgage Trust	6.097	02/15/51	1,939
		Series - 2007 C33 (Class A5)
426,923		Wells Fargo Mortgage Backed Securities Trust	5.500	04/25/35	427
		Series - 2005 2 (Class 1A1)

		TOTAL OTHER MORTGAGE BACKED			132,581

		TOTAL STRUCTURED ASSETS			215,463

		(Cost $211,488)

		TOTAL BONDS			4,128,938

		(Cost $3,950,044)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 60.2%

AUTOMOBILES & COMPONENTS - 1.1%
67,500	*	Aisin Seiki Co Ltd	$2,256
115,296	*	American Axle & Manufacturing Holdings, Inc	1,209
127,203		Bayerische Motoren Werke AG.	9,205
37,510		Bayerische Motoren Werke AG. (Preference)	1,850
40,762	*,e	BorgWarner, Inc	2,674
187,700		Denso Corp	6,414
2,558,811		Ford Motor Co	24,539
8,129	*,e	Fuel Systems Solutions, Inc	136
71,000		Fuji Heavy Industries Ltd	575
236,929		Harley-Davidson, Inc	10,835
361,780	e	Honda Motor Co Ltd	12,625
755,892		Johnson Controls, Inc	20,946
254,000	*,e	Mitsubishi Motors Corp	256
38,400	*	Modine Manufacturing Co	266
836,900		Nissan Motor Co Ltd	7,947
232,893	e	Peugeot S.A.	2,297
97,815		Pirelli & C S.p.A.	1,032
109,499		Renault S.A.	4,373
9,200		Stanley Electric Co Ltd	143
48,870		Superior Industries International, Inc	800
123,300		Suzuki Motor Corp	2,532
107,999	*	Tenneco, Inc	2,896
7,617	*,e	Tesla Motors, Inc	238
2,900		Toyoda Gosei Co Ltd	67
3,500	*	Toyota Boshoku Corp	42
81,600		Toyota Industries Corp	2,340
38,428	*	WABCO Holdings, Inc	2,034
102,500	e	Yamaha Motor Co Ltd	981

		TOTAL AUTOMOBILES & COMPONENTS	121,508

BANKS - 3.3%
1,078	e	Arrow Financial Corp	26
502,147		Australia & New Zealand Banking Group Ltd	11,439
1,911,833		Banca Intesa S.p.A.	2,721
766,621		Banca Intesa S.p.A. RSP	873
898,858		Banco Bilbao Vizcaya Argentaria S.A.	6,419
1,289,925		Banco Santander Central Hispano S.A.	8,533
25,289		Bank of Hawaii Corp	1,162
207,400	e	Bank of Nova Scotia	10,744
2,582,687		Barclays plc	6,599
1,040,309		BB&T Corp	32,094
4,408		Bendigo Bank Ltd	34
47,100		CapitalSource, Inc	317

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

7,221		Capitol Federal Financial	$86
3,360		Cathay General Bancorp	55
64,852	*	Citizens Republic Bancorp, Inc	1,111
2,120		Columbia Banking System, Inc	40
165,930		Comerica, Inc	5,096
1,156		Commerce Bancshares, Inc	44
301,281		Commonwealth Bank of Australia	16,500
3,936	e	Community Bank System, Inc	107
9,127		Cullen/Frost Bankers, Inc	525
102,941	*	Danske Bank AS	1,431
236,588		DNB NOR Holding ASA	2,353
10,051		East West Bancorp, Inc	236
107,598		First Horizon National Corp	931
16,186		FNB Corp	176
2,590		Glacier Bancorp, Inc	40
5,441		Hancock Holding Co	166
508,500	e	Hang Seng Bank Ltd	6,991
3,209,118		HSBC Holdings plc	28,278
199,570		Hudson City Bancorp, Inc	1,271
174,643		Huntington Bancshares, Inc	1,118
1,147		International Bancshares Corp	22
90,119	e	KBC Groep NV	1,906
1,222,260		Keycorp	9,460
156,974		M&T Bank Corp	12,961
1,800		MB Financial, Inc	39
2,071,200		Mitsubishi UFJ Financial Group, Inc	9,923
3,874,400		Mizuho Financial Group, Inc	6,545
403,419		National Australia Bank Ltd	9,826
6,490		National Penn Bancshares, Inc	62
1,500		NBT Bancorp, Inc	32
145,456	e	New York Community Bancorp, Inc	1,822
644,338		Nordea Bank AB	5,553
19,938		Old National Bancorp	239
600	e	Park National Corp	42
2,728		People’s United Financial, Inc	32
2,500	*	Pinnacle Financial Partners, Inc	49
563,484		PNC Financial Services Group, Inc	34,435
53,363		Provident Financial Services, Inc	819
109,738	e	Radian Group, Inc	361
1,394,777		Regions Financial Corp	9,415
155,400		Resona Holdings, Inc	640
2,569		Rockville Financial, Inc	30
250,810		Royal Bank of Canada (Toronto)	12,850
1,000	e	S&T Bancorp, Inc	18
410,200		Shizuoka Bank Ltd	4,221
3,487	*	Signature Bank	213
221,278		Skandinaviska Enskilda Banken AB (Class A)	1,437
369,841		Standard Chartered plc	8,034
190,200		Sumitomo Mitsui Financial Group, Inc	6,283
16,927		Susquehanna Bancshares, Inc	174
28,454	*	SVB Financial Group	1,671
45,092		Swedbank AB (A Shares)	710

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

157,511	e	Toronto-Dominion Bank	$12,327
1,700		Trustmark Corp	42
3,150		Umpqua Holdings Corp	41
718,558	*	UniCredit S.p.A	2,724
1,361,026		US Bancorp	43,771
13,956		Webster Financial Corp	302
5,690	*	Western Alliance Bancorp	53
629,923	e	Westpac Banking Corp	13,755
1,110	e	Wintrust Financial Corp	39
37,356		Zions Bancorporation	725

		TOTAL BANKS	361,119

CAPITAL GOODS - 5.0%
494,871		3M Co	44,341
11,675		A.O. Smith Corp	571
40,150	e	ACS Actividades Cons y Servicios S.A.	860
13,978		Actuant Corp (Class A)	380
5,085		Acuity Brands, Inc	259
1,900	*	Aegion Corp	34
75,930		Alfa Laval AB	1,301
2,655	*	American Superconductor Corp	12
436,810		Ametek, Inc	21,801
4,300		Ampco-Pittsburgh Corp	79
5,965		Apogee Enterprises, Inc	96
56,219	*	ArvinMeritor, Inc	293
368,000	e	Asahi Glass Co Ltd	2,483
51,800		Assa Abloy AB (Class B)	1,447
10,969	*	Astec Industries, Inc	337
153,909		Atlas Copco AB (A Shares)	3,312
135,146		Atlas Copco AB (B Shares)	2,575
293,206		Balfour Beatty plc	1,371
116,424		Barnes Group, Inc	2,828
2,120	*	Beacon Roofing Supply, Inc	54
4,234		Belden CDT, Inc	141
106,747		Bouygues S.A.	2,864
29,997	e	Briggs & Stratton Corp	525
23,239	*,e	Builders FirstSource, Inc	110
299,328		Bunzl plc	4,892
4,279	*	Chart Industries, Inc	294
118,516		Cintra Concesiones de Infraestructuras de Transporte S.A.	1,337
10,768	*	Colfax Corp	297
144,774		Compagnie de Saint-Gobain	5,349
51,393		Cooper Industries plc	3,504
210,677		Cummins, Inc	20,417
46,600		Daikin Industries Ltd	1,312
635,413		Danaher Corp	33,092
372,388		Deere & Co	30,115
8,640		Delek Group Ltd	1,287
67,977		Dover Corp	3,644
301,050	e	Eaton Corp	11,931
4,941		EMCOR Group, Inc	137
712,543		Emerson Electric Co	33,190

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

7,019	*	EnerSys	$246
1,450		ESCO Technologies, Inc	53
2,909	*	Esterline Technologies Corp	181
143,829		Fastenal Co	5,798
144,300		FIAT Industrial S.p.A.	1,420
78,034	*,e	FuelCell Energy, Inc	79
21,353		GEA Group AG.	569
11,801		Geberit AG.	2,328
48,876	*	Gibraltar Industries, Inc	507
1,500		Gorman-Rupp Co	45
66,177		Graco, Inc	3,049
41,220	*	GrafTech International Ltd	398
4,485		Heico Corp	177
14,756	*	Hexcel Corp	381
32,600	e	Hitachi Construction Machinery Co Ltd	616
12,125		Hochtief AG.	588
560,369		Illinois Tool Works, Inc	29,638
133,866		Ingersoll-Rand plc	5,646
2,300		Insteel Industries, Inc	26
349,846		Invensys plc	1,219
2,187		Joy Global, Inc	124
27,700		JS Group Corp	585
7,600		JTEKT Corp	79
213,800		Komatsu Ltd	5,104
380,797		Koninklijke Philips Electronics NV	7,504
320,000		Kubota Corp	2,957
6,983	*	Layne Christensen Co	145
36,587		LB Foster Co (Class A)	1,047
26,197		Lincoln Electric Holdings, Inc	1,147
15,600	*	Makita Corp	547
659,000		Marubeni Corp	4,391
463,592		Masco Corp	6,430
44,896		Metso Oyj	1,548
750	*	Middleby Corp	75
482,000		Mitsubishi Electric Corp	4,033
7,683		MSC Industrial Direct Co (Class A)	504
114,717	*	NCI Building Systems, Inc	1,242
83,000		NGK Insulators Ltd	919
28,000		Nidec Corp	2,129
147,946		Nordson Corp	7,588
86,000		NSK Ltd	557
152,793		Orkla ASA	1,109
165,398	*	Owens Corning, Inc	4,720
287,127		Paccar, Inc	11,252
42,770		Pall Corp	2,344
35,299		Parker Hannifin Corp	2,714
30,302	e	Pentair, Inc	1,160
43,401	*,e	Polypore International, Inc	1,753
191,140		Precision Castparts Corp	31,441
35,452	e	Quanex Building Products Corp	634
118,919	*	Quanta Services, Inc	2,862
94,352		Rockwell Automation, Inc	6,233

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

10,342		Rockwell Collins, Inc	$510
50,799		Roper Industries, Inc	5,008
3,300	*	Rush Enterprises, Inc (Class A)	54
236,880		Sandvik AB	3,038
2,100		Sauer-Danfoss, Inc	73
172,100		Scania AB (B Shares)	2,949
182,088		Schneider Electric S.A.	10,121
1,857,500		SembCorp Industries Ltd	7,603
98,000		Shimizu Corp	340
66,100		Skanska AB (B Shares)	1,013
42,500		SKF AB (B Shares)	838
69,349		Smiths Group plc	1,101
17,535		Snap-On, Inc	1,092
210,153	*	Spirit Aerosystems Holdings, Inc (Class A)	5,008
13,155		Sulzer AG.	1,560
161,300		Sumitomo Electric Industries Ltd	2,010
5,435		TAL International Group, Inc	182
104,755		Tennant Co	4,185
18,487		Timken Co	847
6,400		Toyota Tsusho Corp	122
5,051	*,e	Trex Co, Inc	152
463,660		Tyco International Ltd	24,504
38,902	*,e	United Rentals, Inc	1,324
1,070		Universal Forest Products, Inc	42
48,780	*,e	USG Corp	929
2,941		Valmont Industries, Inc	356
176,760		Vinci S.A.	8,261
436,090		Volvo AB (B Shares)	4,986
122,232		W.W. Grainger, Inc	23,376
25,258	*	Wabash National Corp	167
27,403	*,e	WESCO International, Inc	1,577
44,334		Westinghouse Air Brake Technologies Corp	3,458
131,715		Wolseley plc	4,909
12,153		Xylem, Inc	306
17,783	e	Zardoya Otis S.A.	198

		TOTAL CAPITAL GOODS	528,912

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
2,604		ABM Industries, Inc	51
197,072	*	ACCO Brands Corp	2,038
80,180		Adecco S.A.	3,565
14,675		Aggreko plc	477
176,082		Avery Dennison Corp	4,814
205,697		Brambles Ltd	1,305
2,800		Bureau Veritas S.A.	249
120,569		Capita Group plc	1,239
2,000		CDI Corp	33
2,394	*	Copart, Inc	57
9,841		Corporate Executive Board Co	402
218,000		Dai Nippon Printing Co Ltd	1,708
24,020		Deluxe Corp	599
82,626		Dun & Bradstreet Corp	5,880

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

22,336		Equifax, Inc	$1,041
313,217		Experian Group Ltd	4,419
2,000		Heidrick & Struggles International, Inc	35
8,629		Herman Miller, Inc	160
21,504		HNI Corp	554
9,308	*	IHS, Inc (Class A)	1,003
7,700		Intertek Group plc	323
112,589		Iron Mountain, Inc	3,711
29,712		Manpower, Inc	1,089
2,100	*	Mobile Mini, Inc	30
50,982	e	Pitney Bowes, Inc	763
18,371	e	R.R. Donnelley & Sons Co	216
34,400		Randstad Holdings NV	1,014
162,118		Robert Half International, Inc	4,632
58,400		Secom Co Ltd	2,678
400		Societe BIC S.A.	41
1,544	*	Standard Parking Corp	33
44,676	*	Tetra Tech, Inc	1,165
179,000		Toppan Printing Co Ltd	1,196
4,000	*,h,m	Veripos, Inc	1
2,100		Viad Corp	42
174,423		Waste Management, Inc	5,826

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	52,389

CONSUMER DURABLES & APPAREL - 0.8%
29,048		Adidas-Salomon AG.	2,082
4,859	e	American Greetings Corp (Class A)	71
64,500		Burberry Group plc	1,343
32,738	e	Callaway Golf Co	193
11,726	*	Carter’s, Inc	617
30,920		Christian Dior S.A.	4,252
126,573		Compagnie Financiere Richemont S.A.	6,950
24,000		Electrolux AB (Series B)	478
7,187	e	Ethan Allen Interiors, Inc	143
11,700	e	Gildan Activewear, Inc	322
573,700		Matsushita Electric Industrial Co Ltd	4,690
520,280		Mattel, Inc	16,878
7,456	*	Meritage Homes Corp	253
9,802	*	Mohawk Industries, Inc	684
23,800		Movado Group, Inc	595
315,133		Nike, Inc (Class B)	27,662
197,000		Nikon Corp	5,997
18,943		Oxford Industries, Inc	847
9,478	*	Perry Ellis International, Inc	197
2,000		Pool Corp	81
27,543	e	Ryland Group, Inc	705
50,000		Sekisui Chemical Co Ltd	465
96,000		Sekisui House Ltd	906
132,000	e	Sharp Corp	672
234,000	*	Sony Corp	3,346
15,833		Tupperware Corp	867
12,871	*,e	Under Armour, Inc (Class A)	1,216

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

40,873		VF Corp	$5,455
123,400		Yamaha Corp	1,270

		TOTAL CONSUMER DURABLES & APPAREL	89,237

CONSUMER SERVICES - 1.3%
41,319		Accor S.A.	1,295
35,220	*	AFC Enterprises	815
800	*,e	American Public Education, Inc	26
5,100		Autogrill S.p.A.	46
30,700		Benesse Corp	1,374
7,343		Bob Evans Farms, Inc	295
25,421		Brinker International, Inc	810
1,171		CBRL Group, Inc	74
7,675	*	Chipotle Mexican Grill, Inc (Class A)	2,916
103,153	e	Choice Hotels International, Inc	4,119
8,683	*,e	Coinstar, Inc	596
514,283		Compass Group plc	5,398
86,851		Darden Restaurants, Inc	4,397
1,346	*	DineEquity, Inc	60
16,334		Domino’s Pizza, Inc	505
7,832		Dunkin Brands Group, Inc	269
81,945	*	Gaylord Entertainment Co	3,160
3,984	*	Jack in the Box, Inc	111
369,506		Marriott International, Inc (Class A)	14,485
595,733		McDonald’s Corp	52,740
3,606	*	Panera Bread Co (Class A)	503
1,300	*	Papa John’s International, Inc	62
1,110	*,e	Peet’s Coffee & Tea, Inc	67
33,974		Royal Caribbean Cruises Ltd	884
11,375	*	Ruby Tuesday, Inc	77
29,578	*	Sonic Corp	296
688,843		Starbucks Corp	36,729
136,400		Starwood Hotels & Resorts Worldwide, Inc	7,235
9,100	e	Tim Hortons, Inc (Toronto)	480
2,200		Universal Technical Institute, Inc	30
11,685		Whitbread plc	372

		TOTAL CONSUMER SERVICES	140,226

DIVERSIFIED FINANCIALS - 3.1%
4,200	e	Aeon Credit Service Co Ltd	78
251,412	*	American Capital Ltd	2,532
763,041		American Express Co	44,416
196,682		Ameriprise Financial, Inc	10,279
12,499		Ares Capital Corp	199
1,355,087		Bank of New York Mellon Corp	29,744
146,733		BlackRock, Inc	24,918
618,093		Capital One Financial Corp	33,785
1,431,454		Charles Schwab Corp	18,509
62,131		CME Group, Inc	16,658
1,362	e	Cohen & Steers, Inc	47
69,415		Deutsche Boerse AG.	3,745
684,553		Discover Financial Services	23,672

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

17,544	e	Eaton Vance Corp	$473
51,550		Evercore Partners, Inc (Class A)	1,206
243,881		Franklin Resources, Inc	27,068
91,164	*	IntercontinentalExchange, Inc	12,396
1,750	*	International Assets Holding Corp	34
508,141		Invesco Ltd	11,484
3,030	*	Investment Technology Group, Inc	28
61,166		Janus Capital Group, Inc	478
1,570	e	KBW, Inc	26
60,728		Kinnevik Investment AB (Series B)	1,219
17,506	*	Knight Capital Group, Inc (Class A)	209
71,053		Legg Mason, Inc	1,874
26,620		Mitsubishi UFJ Lease & Finance Co Ltd	1,107
76,231		Nasdaq Stock Market, Inc	1,728
135,919	*	NewStar Financial, Inc	1,762
240,120		Northern Trust Corp	11,050
250,268		NYSE Euronext	6,402
22,527	*,e	PHH Corp	394
8,995	e	Prospect Capital Corp	102
15,778	*	Safeguard Scientifics, Inc	244
489,115		State Street Corp	21,834
287,043		T Rowe Price Group, Inc	18,072
16,754	e	Triangle Capital Corp	382

		TOTAL DIVERSIFIED FINANCIALS	328,154

ENERGY - 5.3%
40,000		Acergy S.A.	792
46,000		Aker Kvaerner ASA	653
52,019		AMEC plc	820
315,610		Apache Corp	27,739
45,500	e	ARC Energy Trust	1,023
235,018	*,e	ATP Oil & Gas Corp	794
13,661	*	Atwood Oceanics, Inc	517
23,645	*,e	Basic Energy Services, Inc	244
854,626		BG Group plc	17,495
14,483	*	C&J Energy Services, Inc	268
7,080	*	Cal Dive International, Inc	21
270,701	*	Cameron International Corp	11,562
24,454	e	CARBO Ceramics, Inc	1,876
14,005	*	Carrizo Oil & Gas, Inc	329
287,400		Cenovus Energy, Inc (Toronto)	9,138
165,841	*	Cheniere Energy, Inc	2,444
453,801	e	Chesapeake Energy Corp	8,441
98,049		Cimarex Energy Co	5,404
260,946	*,e	Clean Energy Fuels Corp	4,045
50,627	*	Compagnie Generale de Geophysique S.A.	1,309
31,699	*,e	Comstock Resources, Inc	520
29,437	*	Concho Resources, Inc	2,506
46,605	*	Contango Oil & Gas Co	2,759
146,657	*	Continental Resources, Inc	9,770
163,000		Cosmo Oil Co Ltd	415
57,300	e	Crescent Point Energy Corp	2,139

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

190,536		Crosstex Energy, Inc	$2,668
17,312	*,e	CVR Energy, Inc	460
124,890	*	CVR Energy, Inc (Contingent value right)	0	^
11,452	*	Dawson Geophysical Co	273
486,380	*	Denbury Resources, Inc	7,349
432,173	*	Devon Energy Corp	25,062
11,995	*	Dresser-Rand Group, Inc	534
290,374	e	Enbridge, Inc	11,597
72,600	e	Enerplus Resources Fund	933
624,899		ENI S.p.A.	13,276
325,952		EOG Resources, Inc	29,372
320,742		Equitable Resources, Inc	17,201
11,351	*	Exterran Holdings, Inc	145
306,614	*	FMC Technologies, Inc	12,028
19,000		Fugro NV	1,152
183,458		Galp Energia SGPS S.A.	2,326
65,141	*,e	Goodrich Petroleum Corp	903
22,906		Gulf Island Fabrication, Inc	646
187,072	*	Hercules Offshore, Inc	662
366,724		Hess Corp	15,934
155,177	*	Hornbeck Offshore Services, Inc	6,018
16,000		Idemitsu Kosan Co Ltd	1,435
670		Inpex Holdings, Inc	3,763
60,455	*	ION Geophysical Corp	398
44,211	*	Key Energy Services, Inc	336
5,903	*,e	Kinder Morgan Management LLC	433
676,402	*	Kodiak Oil & Gas Corp	5,553
749,902		Marathon Oil Corp	19,175
6,367	*	Matrix Service Co	72
478,618		National Oilwell Varco, Inc	30,842
3,769	*	Natural Gas Services Group, Inc	56
126,731	e	Neste Oil Oyj	1,426
110,120	*	Newfield Exploration Co	3,228
260,977	e	Nexen, Inc	4,419
180,694		Noble Corp	5,878
297,640		Noble Energy, Inc	25,246
29,282	*,e	Northern Oil And Gas, Inc	467
21,344	*,e	Oasis Petroleum, Inc	516
38,856		Oceaneering International, Inc	1,860
28,748	*	Oil States International, Inc	1,903
209,409		OMV AG.	6,586
575,443		Origin Energy Ltd	7,247
4,321	*	OYO Geospace Corp	389
64,100	e	Pacific Rubiales Energy Corp (Toronto)	1,357
116,848	*	Parker Drilling Co	527
37,146	*	PDC Energy, Inc	911
141,200	e	Penn West Energy Trust	1,895
68,060	*,e	Petroquest Energy, Inc	340
87,693	*	Pioneer Drilling Co	699
202,264		Pioneer Natural Resources Co	17,842
37,029	*	Plains Exploration & Production Co	1,303
286,218		Questar Market Resources, Inc	8,578

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

150,641	*,e	Quicksilver Resources, Inc	$816
143,996		Range Resources Corp	8,909
987,020	*	Rentech, Inc	2,033
314,475		Repsol YPF S.A.	5,055
36,777	*,e	Rex Energy Corp	412
48,811		Saipem S.p.A.	2,174
466,753		Santos Ltd	5,141
894		SEACOR Holdings, Inc	80
58,600	e	Showa Shell Sekiyu KK	360
337,955	*	Southwestern Energy Co	10,791
954,987		Spectra Energy Corp	27,752
108,961		St. Mary Land & Exploration Co	5,351
403,405		Statoil ASA	9,621
430,104		Suncor Energy, Inc	12,437
73,725		Sunoco, Inc	3,502
88,722	*	Superior Energy Services	1,795
471,100		Talisman Energy, Inc	5,400
22,440		Technip S.A.	2,339
159,456	e	Tenaris S.A.	2,804
5,071	*	Tetra Technologies, Inc	36
8,436		Tidewater, Inc	391
262,191		Tullow Oil plc	6,060
80,823	*,e	Ultra Petroleum Corp	1,865
46,868	*	Unit Corp	1,729
933,272	*	Weatherford International Ltd	11,787
320,238	e	Western Refining, Inc	7,132
130,361	*	Whiting Petroleum Corp	5,360
443,674		Williams Cos, Inc	12,787

		TOTAL ENERGY	570,161

FOOD & STAPLES RETAILING - 0.9%
173,400	e	Aeon Co Ltd	2,161
179,256	e	Carrefour S.A.	3,310
844		Casey’s General Stores, Inc	50
13,576		Casino Guichard Perrachon S.A.	1,193
5,000		Colruyt S.A.	223
31,318		Delhaize Group	1,147
177,850	*	Distribuidora Internacional de Alimentacion S.A.	836
275,568		J Sainsbury plc	1,302
59,300		Jeronimo Martins SGPS S.A.	1,003
6,988	e	Kesko Oyj (B Shares)	183
316,657		Koninklijke Ahold NV	3,922
377,848		Kroger Co	8,762
11,800	e	Lawson, Inc	825
42,800	e	Loblaw Cos Ltd	1,362
57,100	e	Metcash Ltd	198
68,666		Metro AG.	2,002
12,200		Metro, Inc	625
2,263		Pricesmart, Inc	153
316,705	e	Safeway, Inc	5,748
149,700		Seven & I Holdings Co Ltd	4,513
18,582		Spartan Stores, Inc	337

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

807,032		Sysco Corp	$24,058
1,918,076		Tesco plc	9,321
1,270	*	United Natural Foods, Inc	70
93,077		Whole Foods Market, Inc	8,872
386,938		WM Morrison Supermarkets plc	1,615
265,072		Woolworths Ltd	7,297

		TOTAL FOOD & STAPLES RETAILING	91,088

FOOD, BEVERAGE & TOBACCO - 2.7%
161,000		Ajinomoto Co, Inc	2,241
51,945		Aryzta AG.	2,586
191,588		Associated British Foods plc	3,855
16,050		Bunge Ltd	1,007
2,423	e	Calavo Growers, Inc	62
320,129	e	Campbell Soup Co	10,686
189,544		Coca Cola Hellenic Bottling Co S.A.	3,358
82,800		Coca-Cola Amatil Ltd	1,138
131,532		ConAgra Foods, Inc	3,411
19,775	*	Darling International, Inc	326
706,616	*	DE Master Blenders 1753 NV	7,967
30,775		Dr Pepper Snapple Group, Inc	1,347
9,693		Flowers Foods, Inc	225
808,796		General Mills, Inc	31,171
70,022	*,e	Green Mountain Coffee Roasters, Inc	1,525
171,325		Groupe Danone	10,647
442,005		H.J. Heinz Co	24,036
5,759	*	Hain Celestial Group, Inc	317
141,323	*	Hillshire Brands Co	4,097
21,922		Hormel Foods Corp	667
39,791		J.M. Smucker Co	3,005
551,312		Kellogg Co	27,196
28,997		Kerry Group plc (Class A)	1,271
31,000	e	Kikkoman Corp	383
1,188,820		Kraft Foods, Inc (Class A)	45,912
3,503		Lancaster Colony Corp	249
458		Lindt & Spruengli AG.	1,415
21		Lindt & Spruengli AG. (Reg)	771
24,873		McCormick & Co, Inc	1,509
74,148		Mead Johnson Nutrition Co	5,970
26,689	*	Monster Beverage Corp	1,900
13,000		Nippon Meat Packers, Inc	172
39,000		Nisshin Seifun Group, Inc	457
14,500	e	Nissin Food Products Co Ltd	551
857,662		PepsiCo, Inc	60,602
29,100	e	Saputo, Inc	1,210
13,800		Suedzucker AG.	490
12,546		Tate & Lyle plc	127
11,427	e	Tootsie Roll Industries, Inc	273
2,939	*	TreeHouse Foods, Inc	183
405,114		Unilever NV	13,533
481,826		Unilever plc	16,177
81,300		Viterra, Inc	1,290

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

42,800	e	Yakult Honsha Co Ltd	$1,676
6,000		Yamazaki Baking Co Ltd	79

		TOTAL FOOD, BEVERAGE & TOBACCO	297,070

HEALTH CARE EQUIPMENT & SERVICES - 1.7%
27,045	*,e	Accretive Health, Inc	296
450,512		Aetna, Inc	17,466
8,037	*	Align Technology, Inc	269
14,334	*	Amerigroup Corp	945
10,800	*	Amsurg Corp	324
629,052		Baxter International, Inc	33,434
322,043		Becton Dickinson & Co	24,073
3,698	*,e	Catalyst Health Solutions, Inc	346
54,777	*	Centene Corp	1,652
4,495	e	Chemed Corp	272
186,841		Cigna Corp	8,221
9,815	*,e	Conceptus, Inc	194
5,764	e	Dentsply International, Inc	218
15,359	*	Edwards Lifesciences Corp	1,586
6,337	*	Gen-Probe, Inc	521
12,050	*	Greatbatch, Inc	274
2,187	*	Haemonetics Corp	162
18,890	*	Henry Schein, Inc	1,483
72,540		Hill-Rom Holdings, Inc	2,238
10,561	*	HMS Holdings Corp	352
119,951		Humana, Inc	9,289
45,302	*	Idexx Laboratories, Inc	4,355
2,446		Invacare Corp	38
61,900	*	Inverness Medical Innovations, Inc	1,203
6,078	*	LHC Group, Inc	103
58,522	*	LifePoint Hospitals, Inc	2,398
10,330	*,e	MAKO Surgical Corp	264
1,730	*	MedAssets, Inc	23
5,257	*	Medidata Solutions, Inc	172
953,308		Medtronic, Inc	36,922
55,639	*	Molina Healthcare, Inc	1,305
8,672	*	MWI Veterinary Supply, Inc	891
14,388	*	Natus Medical, Inc	167
1,976	*	NuVasive, Inc	50
2,364	*	NxStage Medical, Inc	40
3,000	*	Omnicell, Inc	44
7,475	*	OraSure Technologies, Inc	84
2,718		Owens & Minor, Inc	83
5,380	*	Palomar Medical Technologies, Inc	46
86,208		Patterson Cos, Inc	2,972
4,910		Quality Systems, Inc	135
39,293	*	Resmed, Inc	1,226
3,688	*	Sirona Dental Systems, Inc	166
56,398		Sonic Healthcare Ltd	738
36,974		STERIS Corp	1,160
4,400		Suzuken Co Ltd	148
7,700		Sysmex Corp	304

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

438,368		WellPoint, Inc	$27,963
2,100	*,e	Wright Medical Group, Inc	45

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	186,660

HOUSEHOLD & PERSONAL PRODUCTS - 1.9%
189,024		Avon Products, Inc	3,064
9,680		Beiersdorf AG.	628
39,852		Clorox Co	2,888
385,277		Colgate-Palmolive Co	40,107
281,616		Estee Lauder Cos (Class A)	15,241
210		Henkel KGaA	12
156,880		Henkel KGaA (Preference)	10,424
23,052		Herbalife Ltd	1,114
181,200		Kao Corp	4,997
404,665		Kimberly-Clark Corp	33,899
63,795		L’Oreal S.A.	7,464
44,575	*,e	Medifast, Inc	877
16,029	e	Nu Skin Enterprises, Inc (Class A)	752
1,289,262		Procter & Gamble Co	78,967
152,666		Reckitt Benckiser Group plc	8,069

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	208,503

INSURANCE - 3.4%
441,515		ACE Ltd	32,730
600,257		Aflac, Inc	25,565
4,400	e	American Equity Investment Life Holding Co	48
1,540,887		AMP Ltd	6,132
61,969	*	Arch Capital Group Ltd	2,460
13,380		Arthur J. Gallagher & Co	469
131,054		Aspen Insurance Holdings Ltd	3,787
421,903		Assicurazioni Generali S.p.A.	5,721
94,531		Assurant, Inc	3,293
30,787		Axis Capital Holdings Ltd	1,002
879,757	*	Berkshire Hathaway, Inc (Class B)	73,310
420,453		Chubb Corp	30,617
444,576		Cincinnati Financial Corp	16,925
280,593	e	CNP Assurances	3,427
102,203		Delta Lloyd NV	1,421
1,400		Donegal Group, Inc (Class A)	19
4,146	*	eHealth, Inc	67
2,400		Employers Holdings, Inc	43
54,550		Endurance Specialty Holdings Ltd	2,090
11,630		First American Financial Corp	197
608,847	*	Genworth Financial, Inc (Class A)	3,446
3,500	*	Hilltop Holdings, Inc	36
588,027		Insurance Australia Group Ltd	2,109
1,916		Kemper Corp	59
4,990	*	Markel Corp	2,204
36,551		Marsh & McLennan Cos, Inc	1,178
4,850		Meadowbrook Insurance Group, Inc	43
123,177	e	Montpelier Re Holdings Ltd	2,622
75,286		Muenchener Rueckver AG.	10,623

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

59,105	*	National Financial Partners Corp	$792
700	*	Navigators Group, Inc	35
2,849,807		Old Mutual plc	6,778
13,746		PartnerRe Ltd	1,040
436,156	*	Phoenix Cos, Inc	807
56,579		Platinum Underwriters Holdings Ltd	2,156
2,297		Primerica, Inc	61
357,357		Principal Financial Group	9,374
2,039		ProAssurance Corp	182
929,925		Progressive Corp	19,370
42,513		Protective Life Corp	1,250
523,933		Prudential Financial, Inc	25,374
912,978		Prudential plc	10,586
5,153		RenaissanceRe Holdings Ltd	392
1,421		RLI Corp	97
2,022,246		Royal & Sun Alliance Insurance Group plc	3,433
900		Safety Insurance Group, Inc	37
6,001		SeaBright Insurance Holdings, Inc	53
2,400		Selective Insurance Group, Inc	42
2,490		Stancorp Financial Group, Inc	93
1,244,153		Standard Life plc	4,555
13,455	e	Stewart Information Services Corp	207
169,853		Swiss Re Ltd	10,708
177,900		T&D Holdings, Inc	1,895
489,343		Travelers Cos, Inc	31,240
800		TrygVesta AS	45

		TOTAL INSURANCE	362,245

MATERIALS - 4.0%
70,158	e	Agnico-Eagle Mines Ltd	2,842
23,600	e	Agrium, Inc (Toronto)	2,092
96,390		Air Liquide	11,020
308,797		Air Products & Chemicals, Inc	24,929
21,000		Air Water, Inc	255
23,600		Akzo Nobel NV	1,111
897,476		Alcoa, Inc	7,853
63,652		Allegheny Technologies, Inc	2,030
148,535	*	Allied Nevada Gold Corp	4,215
1,698,817		Alumina Ltd	1,393
128,690		AMCOL International Corp	3,643
92,400		Amcor Ltd	674
335,241		Antofagasta plc	5,735
26,351		Aptargroup, Inc	1,345
232,000		Asahi Kasei Corp	1,258
63,073		Ball Corp	2,589
132,610		BASF AG.	9,221
88,884		Bemis Co, Inc	2,786
244,955	e	Boliden AB	3,418
19,418	e	Boral Ltd	59
56,508		Buckeye Technologies, Inc	1,610
8,161		Carpenter Technology Corp	390
44,916		Celanese Corp (Series A)	1,555

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

2,372	*	Clearwater Paper Corp	$81
211,732		Cleveland-Cliffs, Inc	10,436
174,133	*	Coeur d’Alene Mines Corp	3,058
131,361		Commercial Metals Co	1,660
14,183		Compass Minerals International, Inc	1,082
295,427		CRH plc	5,660
17,000		Daido Steel Co Ltd	106
5,617		Domtar Corp	431
9,400		DSM NV	463
36,695		Eastman Chemical Co	1,848
431,791		Ecolab, Inc	29,591
5,690	*	Ferro Corp	27
646,464		Fletcher Building Ltd	3,060
33,738	*,e	Flotek Industries, Inc	315
958,826	e	Fortescue Metals Group Ltd	4,899
10,900	*,e	Franco-Nevada Corp	493
72,620		Fresnillo plc	1,663
74,210	*,e	General Moly, Inc	233
2,179		Givaudan S.A.	2,139
2,623		Globe Specialty Metals, Inc	35
94,290		H.B. Fuller Co	2,895
48,214		HeidelbergCement AG.	2,315
50,000	e	Hitachi Metals Ltd	597
3,600		Holmen AB (B Shares)	98
900		Imerys S.A.	46
23,190		Innophos Holdings, Inc	1,309
9,797		International Flavors & Fragrances, Inc	537
238,995		International Paper Co	6,909
10,963		Johnson Matthey plc	380
48,900		JSR Corp	848
77,699		K&S AG.	3,557
38,000	e	Kaneka Corp	210
438,100		Kinross Gold Corp	3,576
643,000	*	Kobe Steel Ltd	774
7,764	*	Kraton Polymers LLC	170
10,783	e	Kronos Worldwide, Inc	170
58,000		Kuraray Co Ltd	752
46,374		Linde AG.	7,222
100,634	e	Lonmin plc	1,224
173,029	*	Louisiana-Pacific Corp	1,883
690,655		LyondellBasell Industries AF S.C.A	27,813
64,942	*,e	McEwen Mining, Inc	195
212,757		MeadWestvaco Corp	6,117
26,544		Minerals Technologies, Inc	1,693
330,500		Mitsubishi Chemical Holdings Corp	1,457
48,000		Mitsubishi Gas Chemical Co, Inc	273
120,960		Mitsui Chemicals, Inc	303
36,615	*,e	Molycorp, Inc	789
2,100		Myers Industries, Inc	36
2,220		Neenah Paper, Inc	59
287,983		Newcrest Mining Ltd	6,702
2,166,000	*	Nippon Steel Corp	4,913

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

241,000		Nisshin Steel Co Ltd	$338
31,500		Nitto Denko Corp	1,350
996,190		Norsk Hydro ASA	4,493
31,650		Novozymes AS	821
532,256		Nucor Corp	20,173
53,242		Orica Ltd	1,356
102,000	*	Osisko Mining Corp	701
64,561	*	Owens-Illinois, Inc	1,238
244,656		Oxiana Ltd	1,996
11,843		PolyOne Corp	162
123,900		Potash Corp of Saskatchewan Toronto	5,416
316,008		Praxair, Inc	34,360
1,380		Quaker Chemical Corp	64
43,300		Rexam plc	286
6,623		Rock-Tenn Co (Class A)	361
15,925		Rockwood Holdings, Inc	706
144,474		Royal Gold, Inc	11,327
6,424	*,e	RTI International Metals, Inc	145
34,094		Salzgitter AG.	1,403
850		Schnitzer Steel Industries, Inc (Class A)	24
18,931		Sealed Air Corp	292
17,916		Sherwin-Williams Co	2,371
92,200		Shin-Etsu Chemical Co Ltd	5,077
215,146		Sigma-Aldrich Corp	15,906
802		Sika AG.	1,549
90,000		Silver Wheaton Corp	2,420
76,875		Sims Group Ltd	761
10,200		Solvay S.A.	1,007
111,442		Sonoco Products Co	3,360
116,207	e	Ssab Svenskt Stal AB (Series A)	966
600		Stepan Co	56
74,982	*	Stillwater Mining Co	640
334,517	e	Stora Enso Oyj (R Shares)	2,059
360,000		Sumitomo Chemical Co Ltd	1,107
1,555,000		Sumitomo Metal Industries Ltd	2,565
374,000		Sumitomo Metal Mining Co Ltd	4,215
29,857	*	SunCoke Energy, Inc	437
145,090		Svenska Cellulosa AB (B Shares)	2,177
18,285		Syngenta AG.	6,259
42,000		Taiyo Nippon Sanso Corp	245
248,600	e	Teck Cominco Ltd	7,699
74,000		Teijin Ltd	225
49,562		Titanium Metals Corp	561
305,000		Toray Industries, Inc	2,080
41,000		Tosoh Corp	112
117,300		Toyo Seikan Kaisha Ltd	1,424
69,914		Tredegar Corp	1,018
268,000		UBE Industries Ltd	623
15,649		Umicore	724
198,855	e	UPM-Kymmene Oyj	2,250
60,125		Valspar Corp	3,156
10,526	e	Wacker Chemie AG.	725

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

10,800		Wausau Paper Corp	$105
14,852	e	Westlake Chemical Corp	776
300,696		Worthington Industries, Inc	6,155
749,523		Xstrata plc	9,424
320,500	e	Yamana Gold, Inc	4,946

		TOTAL MATERIALS	427,317

MEDIA - 1.4%
5,927		Arbitron, Inc	208
217,810		British Sky Broadcasting plc	2,375
185,416		Cablevision Systems Corp (Class A)	2,464
19,805		Cinemark Holdings, Inc	453
10,955		Clear Channel Outdoor Holdings, Inc (Class A)	66
2,120	*,e	Digital Generation, Inc	26
432,040	*	Discovery Communications, Inc (Class A)	23,330
57,029	*	Discovery Communications, Inc (Class C)	2,857
52,293	*,e	DreamWorks Animation SKG, Inc (Class A)	997
22,935	*	Fisher Communications, Inc	686
1,900		JC Decaux S.A.	42
10,069		John Wiley & Sons, Inc (Class A)	493
235,872	*	Journal Communications, Inc (Class A)	1,217
15,813		Lagardere S.C.A.	441
296,476	*	Liberty Global, Inc (Class A)	14,714
4,213	*	Liberty Global, Inc (Series C)	201
4,052	*	Liberty Interactive LLC	356
18,676	e	Martha Stewart Living Omnimedia, Inc (Class A)	64
35,966	*,e	McClatchy Co (Class A)	79
1,500	e	Modern Times Group AB (B Shares)	69
228,929	*	New York Times Co (Class A)	1,786
551,411		Pearson plc	10,941
18,429		ProSiebenSat.1 Media AG.	413
1,550		Scholastic Corp	44
15,051		Scripps Networks Interactive (Class A)	856
1,067,000	e	Singapore Press Holdings Ltd	3,296
200,961	e	Thomson Corp (Toronto)	5,718
418,105		Time Warner Cable, Inc	34,326
301,906		Time Warner, Inc	11,623
52,156	*,e	Valassis Communications, Inc	1,134
358,951	e	Virgin Media, Inc	8,755
20,310	e	Washington Post Co (Class B)	7,592
46,200		Wolters Kluwer NV	735
683,960		WPP plc	8,303

		TOTAL MEDIA	146,660

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.7%
897,260		Abbott Laboratories	57,846
1,969	*	Acorda Therapeutics, Inc	46
17,804	*	Affymetrix, Inc	83
375,014		Agilent Technologies, Inc	14,716
107,729	*	Akorn, Inc	1,699
64,744	*	Amylin Pharmaceuticals, Inc	1,828
152,572	*	Ariad Pharmaceuticals, Inc	2,626

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

7,946	*	Arqule, Inc	$47
174,280		Astellas Pharma, Inc	7,605
13,554	*	Auxilium Pharmaceuticals, Inc	364
249,076	*	Biogen Idec, Inc	35,962
57,262		Biovail Corp (Toronto)	2,569
1,235,781		Bristol-Myers Squibb Co	44,426
8,887	*,e	Cadence Pharmaceuticals, Inc	32
9,467	*	Cambrex Corp	89
57,720	*	Cepheid, Inc	2,583
180,400	e	Chugai Pharmaceutical Co Ltd	3,420
19,300		Dainippon Sumitomo Pharma Co Ltd	197
49,400		Eisai Co Ltd	2,163
130,212	*	Endo Pharmaceuticals Holdings, Inc	4,034
4,664	*	Genomic Health, Inc	156
29,826	*,e	Geron Corp	51
754,860	*	Gilead Sciences, Inc	38,709
963,615		GlaxoSmithKline plc	21,888
61,875	*,e	Human Genome Sciences, Inc	812
4,270	*,e	Immunogen, Inc	72
15,329	*,e	Immunomedics, Inc	55
117,675	*,e	Incyte Corp	2,671
1,276,850		Johnson & Johnson	86,264
145,415	*	Life Technologies Corp	6,542
1,615,664		Merck & Co, Inc	67,454
22,815		Merck KGaA	2,278
2,769	*	Momenta Pharmaceuticals, Inc	37
243,310	*,e	Nektar Therapeutics	1,963
83,237	*	Neurocrine Biosciences, Inc	658
429,250		Novartis AG.	24,000
122,745		Novo Nordisk AS (Class B)	17,803
13,693	*	Onyx Pharmaceuticals, Inc	910
170,097	e	PDL BioPharma, Inc	1,128
12,565		PerkinElmer, Inc	324
27,366	*	Progenics Pharmaceuticals, Inc	268
134,425		Roche Holding AG.	23,220
83,791	*	Salix Pharmaceuticals Ltd	4,562
38,313	*,e	Sangamo Biosciences, Inc	212
7,000		Santen Pharmaceutical Co Ltd	288
16,464	*,e	SIGA Technologies, Inc	47
1,297	*,e	Synta Pharmaceuticals Corp	7
232,800		Takeda Pharmaceutical Co Ltd	10,570
6,504		Techne Corp	483
3,140	*,e	Theravance, Inc	70
1,800		Tsumura & Co	48
16,960	*	United Therapeutics Corp	837
18,309	*	Vertex Pharmaceuticals, Inc	1,024
10,081	*	Viropharma, Inc	239
251,453	*,e	Vivus, Inc	7,176
61,330	*	Waters Corp	4,874
10,632	*,e	Xenoport, Inc	64

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	510,099

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

REAL ESTATE - 2.2%
58,900		Aeon Mall Co Ltd	$1,255
338,303		AMB Property Corp	11,242
10,892		American Campus Communities, Inc	490
499,522	e	American Tower Corp	34,922
1,318,960	e	Annaly Capital Management, Inc	22,132
120,047		Boston Properties, Inc	13,009
248,240		British Land Co plc	1,988
3,498,000		CapitaMall Trust	5,298
195,955	*	CBRE Group, Inc	3,206
192,000		CFS Gandel Retail Trust	383
12,843		Colonial Properties Trust	284
207,000		Daiwa House Industry Co Ltd	2,936
2,200,199		DB RREEF Trust	2,105
22,121		Douglas Emmett, Inc	511
165,551		Duke Realty Corp	2,424
17,634		Federal Realty Investment Trust	1,836
300,754	*	First Industrial Realty Trust, Inc	3,796
2,732	*	Forest City Enterprises, Inc (Class A)	40
15,042		Gecina S.A.	1,341
435,396		GPT Group (ASE)	1,473
533,654		HCP, Inc	23,561
95,348		Health Care REIT, Inc	5,559
12,227	e	Healthcare Realty Trust, Inc	291
736,502		Host Marriott Corp	11,651
291,636		Land Securities Group plc	3,379
16,682		LaSalle Hotel Properties	486
59,200		Lend Lease Corp Ltd	440
381,212		Liberty International plc	1,926
37,196	e	Liberty Property Trust	1,370
54,403		Macerich Co	3,213
160,440		Macquarie Goodman Group	608
12,227		Mid-America Apartment Communities, Inc	834
726,832		Mirvac Group	955
305,810		Mitsui Fudosan Co Ltd	5,934
13,546		Post Properties, Inc	663
700		PS Business Parks, Inc	47
269,490	e	RAIT Investment Trust	1,245
5,196		Regency Centers Corp	247
623,984		Segro plc	2,126
259,885	e	Simon Property Group, Inc	40,454
1,155,410	e	Stockland Trust Group	3,667
35,276		Unibail	6,498
92,125		Ventas, Inc	5,815
146,822		Vornado Realty Trust	12,330

		TOTAL REAL ESTATE	243,970

RETAILING - 2.4%
8,224		Aaron’s, Inc	233
16,615		Advance Auto Parts, Inc	1,133
127,624		American Eagle Outfitters, Inc	2,518
32,439	*	Ann Taylor Stores Corp	827

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

48,977	*	Autozone, Inc	$17,983
19,109	*,e	Barnes & Noble, Inc	315
214,041	*	Bed Bath & Beyond, Inc	13,228
211,574		Best Buy Co, Inc	4,435
810	*,e	Blue Nile, Inc	24
7,961	*	Cabela’s, Inc	301
11,600		Canadian Tire Corp Ltd	785
81,708	*	Carmax, Inc	2,119
21,040	*	Collective Brands, Inc	451
12,500		Fast Retailing Co Ltd	2,501
7,165		Finish Line, Inc (Class A)	150
67,898		Foot Locker, Inc	2,076
511,369		Gap, Inc	13,991
5,856	*	Genesco, Inc	352
297,371		Genuine Parts Co	17,917
23,293		GNC Holdings, Inc	913
2,200		Haverty Furniture Cos, Inc	25
259,489		Hennes & Mauritz AB (B Shares)	9,314
39,551		HSN, Inc	1,596
56,720		Inditex S.A.	5,863
51,825	e	JC Penney Co, Inc	1,208
417,700		Kingfisher plc	1,884
266,037		Kohl’s Corp	12,102
2,891,620	e	Li & Fung Ltd	5,599
488,401	*	Liberty Media Holding Corp (Interactive A)	8,689
4,757		Lithia Motors, Inc (Class A)	110
9,856	*	LKQ Corp	329
1,110,793		Lowe’s Companies, Inc	31,591
203,285		Macy’s, Inc	6,983
210,991		Marks & Spencer Group plc	1,076
6,625		Next plc	332
66,728		Nordstrom, Inc	3,316
150,056	*	Office Depot, Inc	324
25,011	*	OfficeMax, Inc	127
9,311	*	O’Reilly Automotive, Inc	780
39,348		Petsmart, Inc	2,683
35,119		Pier 1 Imports, Inc	577
19,551	e	RadioShack Corp	75
16,391		Ross Stores, Inc	1,024
23,447	*	Sally Beauty Holdings, Inc	603
2,700		Shoe Carnival, Inc	58
9,136	*,e	Shutterfly, Inc	280
14,679		Signet Jewelers Ltd	646
594,896		Staples, Inc	7,763
3,300		Stein Mart, Inc	26
4,010	*,e	Talbots, Inc	10
602,612		Target Corp	35,066
16,714		Tiffany & Co	885
828,159		TJX Companies, Inc	35,553
11,100		Yamada Denki Co Ltd	568

		TOTAL RETAILING	259,317

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.6%
80,003	*	Advanced Energy Industries, Inc	$1,074
1,090,384	*	Advanced Micro Devices, Inc	6,248
124,983		Analog Devices, Inc	4,708
2,144,668		Applied Materials, Inc	24,578
106,924		ASML Holding NV	5,491
7,922		Cabot Microelectronics Corp	231
15,582	*	Cirrus Logic, Inc	466
3,235	*	Cymer, Inc	191
22,358		Cypress Semiconductor Corp	295
2,380	*	Diodes, Inc	45
114,773	*	Entegris, Inc	980
7,010	*	GT Solar International, Inc	37
7,300	*	Integrated Device Technology, Inc	41
2,538,832		Intel Corp	67,660
6,138	*,e	International Rectifier Corp	123
11,438		Intersil Corp (Class A)	122
4,049	*	IXYS Corp	45
21,682	*	Lam Research Corp	818
60,054	*	Lattice Semiconductor Corp	226
27,338	*	LTX-Credence Corp	183
3,840		Micrel, Inc	37
14,625	e	Microchip Technology, Inc	484
2,671	*	Microsemi Corp	49
9,990	*,e	Mindspeed Technologies, Inc	24
20,792		MKS Instruments, Inc	601
605,663	*	Nvidia Corp	8,370
18,941	*,e	Omnivision Technologies, Inc	253
541,931	*	ON Semiconductor Corp	3,848
1,300		Power Integrations, Inc	48
4,329	*,e	Rambus, Inc	25
88,030	*	RF Micro Devices, Inc	374
21,400		Rohm Co Ltd	825
9,021	*	Rudolph Technologies, Inc	79
23,614	*	Sigma Designs, Inc	151
97,903	*	Skyworks Solutions, Inc	2,680
266,513		STMicroelectronics NV	1,450
141,552	*,e	SunPower Corp	681
40,230	*	Teradyne, Inc	566
1,178,654		Texas Instruments, Inc	33,816
41,101	*	Triquint Semiconductor, Inc	226
12,987	*	Ultratech, Inc	409

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	168,558

SOFTWARE & SERVICES - 4.3%
602,161		Accenture plc	36,184
528,194	*	Adobe Systems, Inc	17,098
1,660	*	Advent Software, Inc	45
21,351	*	AOL, Inc	600
201,046	*	Autodesk, Inc	7,034
7,303	*	Blucora, Inc	90
128,405		Broadridge Financial Solutions, Inc	2,731

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

485,524		CA, Inc	$13,153
24,502	*	Cadence Design Systems, Inc	269
24,400	*,e	CGI Group, Inc	587
103,104	*	Citrix Systems, Inc	8,654
421,935	*	Cognizant Technology Solutions Corp (Class A)	25,316
47,900		Computershare Ltd	366
124,867	*	Compuware Corp	1,160
20,058		Convergys Corp	296
94,949		Earthlink, Inc	706
2,100		EPIQ Systems, Inc	26
6,214		Factset Research Systems, Inc	577
5,718		Fair Isaac Corp	242
30,365	*	Fortinet, Inc	705
13,395		Global Payments, Inc	579
128,129	*	Google, Inc (Class A)	74,324
2,815	*,e	Higher One Holdings, Inc	34
91,530	*	Informatica Corp	3,877
484,367		International Business Machines Corp	94,733
429,499		Intuit, Inc	25,491
1,740	e	j2 Global, Inc	46
1,810	*	JDA Software Group, Inc	54
24,152	*	Knot, Inc	214
28,341	*	Liquidity Services, Inc	1,451
7,188		ModusLink Global Solutions, Inc	22
6,962	*	NetSuite, Inc	381
19,743	*	NeuStar, Inc (Class A)	659
165,999		NIC, Inc	2,108
10,700		Nomura Research Institute Ltd	236
204		NTT Data Corp	626
28,887	*	Nuance Communications, Inc	688
3,900	*	Open Text Corp	195
6,221	*,e	OpenTable, Inc	280
2,116,588		Oracle Corp	62,863
7,887	*	Rovi Corp	155
188,322	*	Salesforce.com, Inc	26,037
228,532		SAP AG.	13,533
10,057	*	Seachange International, Inc	83
15,466	*	SolarWinds, Inc	674
948,597	*	Symantec Corp	13,859
20,999	*	Teradata Corp	1,512
18,709	*	Ultimate Software Group, Inc	1,667
16,010	*	Unisys Corp	313
14,487	*	Valueclick, Inc	237
1,888,418	*	Yahoo!, Inc	29,894

		TOTAL SOFTWARE & SERVICES	472,664

TECHNOLOGY HARDWARE & EQUIPMENT - 2.7%
57,056	*,e	Acme Packet, Inc	1,064
8,103		Adtran, Inc	245
116,347	*,e	Aruba Networks, Inc	1,751
11,531	*	Avid Technology, Inc	86
24,158	*	Benchmark Electronics, Inc	337

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

36,913	*,e	Bookham, Inc	$112
25,500		Brother Industries Ltd	292
3,303	*	Calix Networks, Inc	27
227,500	e	Canon, Inc	9,079
3,145,547		Cisco Systems, Inc	54,009
4,800		Cognex Corp	152
909	*	Coherent, Inc	39
208,957		Corning, Inc	2,702
147,371	*	Cray, Inc	1,780
2,036,538	*	Dell, Inc	25,497
4,840	*	Digi International, Inc	49
3,605	*	DTS, Inc	94
1,630,608	*	EMC Corp	41,793
3,633	*	FEI Co	174
103,068	*,e	Finisar Corp	1,542
90,753	*	Flextronics International Ltd	563
186,200		Fuji Folms Holdings Corp	3,528
592,000		Fujitsu Ltd	2,833
37,319	*,e	Fusion-io, Inc	780
1,416,704		Hewlett-Packard Co	28,490
5,600		Hitachi High-Technologies Corp	138
28,700	*	Ibiden Co Ltd	520
10,802	*	Imation Corp	64
11,854	*,e	Infinera Corp	81
43,639	*	Ingram Micro, Inc (Class A)	762
28,741	e	InterDigital, Inc	848
22,664	*	Intevac, Inc	170
30,066	*,e	IPG Photonics Corp	1,310
1,920	*	Itron, Inc	79
58,850		Jabil Circuit, Inc	1,196
118,500		Konica Minolta Holdings, Inc	933
34,600		Kyocera Corp	2,994
54,381		Lexmark International, Inc (Class A)	1,445
1,068		Littelfuse, Inc	61
468,260		Motorola, Inc	22,528
32,300		Murata Manufacturing Co Ltd	1,699
2,100		National Instruments Corp	56
7,919	*	Netgear, Inc	273
1,185,120		Nokia Oyj	2,418
45,500		Omron Corp	964
69,596	*	Oplink Communications, Inc	942
48,940		Plantronics, Inc	1,634
1,420	*	Plexus Corp	40
100,439	*	Polycom, Inc	1,057
231,781	*,e	Power-One, Inc	1,048
705,032		Qualcomm, Inc	39,256
903,685	*	Quantum Corp	1,835
112,997	*	Radisys Corp	710
163,000	e	Ricoh Co Ltd	1,376
2,500	*	Rofin-Sinar Technologies, Inc	47
1,300	*	Scansource, Inc	40
53,527	*	STEC, Inc	418

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES			COMPANY	VALUE (000)

	6,268	*	Super Micro Computer, Inc	$99
	8,445		Sycamore Networks, Inc	123
	20,433	*,e	Synaptics, Inc	585
	20,700		TDK Corp	843
	4,637	*	Tech Data Corp	223
	232,684		Tellabs, Inc	775
	13,773	*	TTM Technologies, Inc	130
	10,708	*,e	Universal Display Corp	385
	2,708	*	Vishay Precision Group, Inc	38
	2,622,193		Xerox Corp	20,637

			TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	287,798

TELECOMMUNICATION SERVICES - 1.4%
	6,021		AboveNet, Inc	506
	128,800	e	BCE, Inc	5,311
	801,157		CenturyTel, Inc	31,638
	161,417	*,e	Cincinnati Bell, Inc	600
	289,770	*	Crown Castle International Corp	16,998
	594,730		France Telecom S.A.	7,820
	1,648,150	e	Frontier Communications Corp	6,312
	894		KDDI Corp	5,767
	29,997	*	Level 3 Communications, Inc	664
	5,326		NTT DoCoMo, Inc	8,862
	219,990	e	Portugal Telecom SGPS S.A.	964
	86,400		Rogers Communications, Inc (Class B)	3,132
	23,411	*	SBA Communications Corp (Class A)	1,336
	166,700	*	Softbank Corp	6,205
	3,141,599	*	Sprint Nextel Corp	10,242
	2,598,797		Telecom Italia S.p.A.	2,568
	42,900		Telekom Austria AG.	422
	699,891		TeliaSonera AB	4,471
	68,610	*	tw telecom inc (Class A)	1,761
	2,448	*	US Cellular Corp	94
	8,830,263		Vodafone Group plc	24,820
	885,752	e	Windstream Corp	8,556

			TOTAL TELECOMMUNICATION SERVICES	149,049
♣

TRANSPORTATION - 1.6%
	9,132	*,m	Abertis Infraestructuras S.A.	123
	182,643		Abertis Infraestructuras S.A. (Continuous)	2,468
	11,311	*	Alaska Air Group, Inc	406
	800	*	Allegiant Travel Co	56
	639,647		Auckland International Airport Ltd	1,255
	104,766	e	Autostrade S.p.A.	1,337
	24,956	*	Avis Budget Group, Inc	380
	101,600	e	Canadian National Railway Co	8,592
	1,437,000		Cathay Pacific Airways Ltd	2,330
	305		Central Japan Railway Co	2,402
	45,393		CH Robinson Worldwide, Inc	2,657
	1,070,310		CSX Corp	23,932
	134,669		Deutsche Lufthansa AG.	1,557
	534,498		Deutsche Post AG.	9,457

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

71,700		East Japan Railway Co	$4,502
15,135		Expeditors International Washington, Inc	587
5,413		Fraport AG. Frankfurt Airport Services Worldwide	291
231	*	Genesee & Wyoming, Inc (Class A)	12
5,334		Heartland Express, Inc	77
66,237	*	International Consolidated Airlines	166
1,861		International Shipholding Corp	35
7,938		J.B. Hunt Transport Services, Inc	473
153,000	*,e	Kawasaki Kisen Kaisha Ltd	304
41,000	e	Keihin Electric Express Railway Co Ltd	373
56,000		Keio Corp	406
103,000		Mitsui OSK Lines Ltd	371
2,037,197		MTR Corp	6,994
380,245		Norfolk Southern Corp	27,290
102,900	e	Odakyu Electric Railway Co Ltd	1,023
413,000	e	Singapore Airlines Ltd	3,405
669,724		Southwest Airlines Co	6,175
102,000		Tobu Railway Co Ltd	536
228,000		Tokyu Corp	1,073
129,031		Transurban Group	754
160,145		Union Pacific Corp	19,107
538,354		United Parcel Service, Inc (Class B)	42,401
105,100		Yamato Transport Co Ltd	1,692

		TOTAL TRANSPORTATION	174,999

UTILITIES - 2.9%
5,000		Acciona S.A.	299
29,836	e	AGL Energy Ltd	454
154,832		Alliant Energy Corp	7,056
13,544		American Water Works Co, Inc	465
161,218		Atmos Energy Corp	5,654
257,758	*	Calpine Corp	4,256
9,700	e	Canadian Utilities Ltd	633
255,104		Centerpoint Energy, Inc	5,273
837,282		Centrica plc	4,186
23,077		CH Energy Group, Inc	1,516
3,130		Chesapeake Utilities Corp	137
42,300		Chugoku Electric Power Co, Inc	698
393,559		Cleco Corp	16,463
881,500		CLP Holdings Ltd	7,492
431,193		Consolidated Edison, Inc	26,816
211,007	*	Contact Energy Ltd	816
24,872		DTE Energy Co	1,476
2,474		Empire District Electric Co	52
287,258		Enel Green Power S.p.A	455
714,259		Energias de Portugal S.A.	1,690
170,084		Gas Natural SDG S.A.	2,184
2,517,942		Hong Kong & China Gas Ltd	5,349
1,017,864		Iberdrola S.A.	4,806
337,152		Idacorp, Inc	14,187
7,771		Integrys Energy Group, Inc	442
14,132		ITC Holdings Corp	974

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

14,435		MDU Resources Group, Inc	$312
67,199		MGE Energy, Inc	3,178
1,088,320		National Grid plc	11,534
29,147		New Jersey Resources Corp	1,271
503,865		NextEra Energy, Inc	34,671
620,350		NiSource, Inc	15,354
334,247		Northeast Utilities	12,972
20,077		Northwest Natural Gas Co	956
455,474		NV Energy, Inc	8,007
68,613		Oest Elektrizitatswirts AG. (Class A)	1,572
153,232		Oneok, Inc	6,483
1,420	e	Ormat Technologies, Inc	30
897,000		Osaka Gas Co Ltd	3,758
814,693		Pepco Holdings, Inc	15,944
486,755		PG&E Corp	22,035
206,452		Piedmont Natural Gas Co, Inc	6,646
11,683		Pinnacle West Capital Corp	604
9,375		PNM Resources, Inc	183
8,428		Portland General Electric Co	225
455,571		Scottish & Southern Energy plc	9,938
254,919		Sempra Energy	17,559
23,900	e	Shikoku Electric Power Co, Inc	508
30,331		SJW Corp	728
354,000		Snam Rete Gas S.p.A.	1,586
69,460		South Jersey Industries, Inc	3,540
54,917		SP AusNet	58
50,626	e	Suez Environnement S.A.	544
27,532		TECO Energy, Inc	497
179,100		Terna Rete Elettrica Nazionale S.p.A.	647
722,790		Tokyo Gas Co Ltd	3,694
12,300	e	TransAlta Corp	209
11,190		UGI Corp	329
27,300		United Utilities Group plc	289
5,427		UNS Energy Corp	208
6,615		Vectren Corp	195
99,135		Veolia Environnement	1,255
14,905		Westar Energy, Inc	446
66,135		WGL Holdings, Inc	2,629
42,159		Wisconsin Energy Corp	1,668
98,438		Xcel Energy, Inc	2,797

		TOTAL UTILITIES	308,888

		TOTAL COMMON STOCKS	6,486,591

		(Cost $5,655,919)

PREFERRED STOCKS - 0.0%
BANKS - 0.0%
233,115	*	Federal Home Loan Mortgage Corp	506
740,991	*	Federal National Mortgage Association	1,208

		TOTAL BANKS	1,714

		TOTAL PREFERRED STOCKS	1,714

		(Cost $24,353)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY			VALUE (000)

RIGHTS / WARRANTS - 0.0%
CAPITAL GOODS - 0.0%
17,783		Zardoya Otis S.A.			$10

		TOTAL CAPITAL GOODS			10

ENERGY - 0.0%
314,475		Repsol YPF S.A.			220

		TOTAL ENERGY			220

		TOTAL RIGHTS / WARRANTS			230

		(Cost $227)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 12.2%
GOVERNMENT AGENCY DEBT - 0.0%
$2,521,000		Federal Home Loan Bank (FHLB)	0.010%	07/05/12	2,521

		TOTAL GOVERNMENT AGENCY DEBT			2,521

TREASURY DEBT - 9.0%
263,000,000	d	United States Treasury Bill	0.003-0.012	07/12/12	262,995
84,150,000	d	United States Treasury Bill	0.014-0.029	07/19/12	84,148
20,000,000	d	United States Treasury Bill	0.004	07/26/12	19,999
15,330,000		United States Treasury Bill	0.031	08/02/12	15,329
50,000,000	d	United States Treasury Bill	0.037	08/09/12	49,995
59,300,000	d	United States Treasury Bill	0.017-0.049	08/23/12	59,294
55,400,000	d	United States Treasury Bill	0.059-0.062	09/06/12	55,393
71,615,000	d	United States Treasury Bill	0.066-0.078	09/13/12	71,604
76,900,000	d	United States Treasury Bill	0.054	09/20/12	76,888
48,800,000	d	United States Treasury Bill	0.077	09/27/12	48,790
100,000,000		United States Treasury Bill	0.092	10/18/12	99,969
88,700,000		United States Treasury Bill	0.103	11/15/12	88,662
43,000,000	d	United States Treasury Bill	0.132	12/13/12	42,972

		TOTAL TREASURY DEBT			976,038

VARIABLE NOTES - 0.1%
10,000,000	i	Northeast Utilities	1.218	09/20/13	10,040

		TOTAL VARIABLE NOTES			10,040

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.1%
TREASURY DEBT - 3.1%
20,000,000		United States Treasury Bill	0.063	10/11/12	19,995
23,000,000		United States Treasury Bill	0.109	11/08/12	22,990
50,000,000		United States Treasury Bill	0.086	10/04/12	49,989
28,000,000		United States Treasury Bill	0.144	12/27/12	27,979
25,000,000		United States Treasury Bill	0.042-0.059	08/23/12	24,998
16,400,000		United States Treasury Bill	0.023	07/12/12	16,400
20,500,000		United States Treasury Bill	0.034	07/26/12	20,499
14,600,000		United States Treasury Bill	0.030	08/09/12	14,599

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES	COMPANY	RATE	MATURITY DATE	VALUE (000)

$18,900,000	United States Treasury Bill	0.064%	09/06/12	$18,898
49,000,000	United States Treasury Bill	0.049-0.065	09/13/12	48,992
50,000,000	United States Treasury Bill	0.071-0.075	09/27/12	49,990
9,450,000	United States Treasury Note	0.375	08/31/12	9,454

	TOTAL TREASURY DEBT			324,783

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			324,783

	TOTAL SHORT-TERM INVESTMENTS			1,313,382

	(Cost $1,313,335)
	TOTAL INVESTMENTS - 110.7%			11,930,855
	(Cost $10,943,878)
	OTHER ASSETS & LIABILITIES, NET - (10.7)%			(1,153,141)

	NET ASSETS - 100.0%			$10,777,714

Abbreviation(s):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing.
^	Amount represents less than $1,000.
d	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $336,091,000.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2012 the aggregate value of these securities amounted to $257,208,000 or 2.4% of net assets.

h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon
m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

COLLEGE RETIREMENT EQUITIES FUND
MONEY MARKET ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2012

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

SHORT-TERM INVESTMENTS - 98.9%

CERTIFICATE OF DEPOSIT - 3.4%
$26,705,000		Bank of Nova Scotia	0.340%	12/11/12	$26,705
50,000,000		Canadian Imperial Bank of Commerce	0.150	07/06/12	50,000
50,000,000		Standard Chartered Bank NY	0.510	10/17/12	50,003
50,000,000		Toronto-Dominion Bank	0.140	07/12/12	50,000
50,000,000		Toronto-Dominion Bank	0.180	07/27/12	50,000
35,000,000		Toronto-Dominion Bank	0.180	08/10/12	35,000
20,000,000		Toronto-Dominion Bank	0.180	08/17/12	20,000
42,200,000		Toronto-Dominion Bank	0.180	08/28/12	42,200
50,000,000		Toronto-Dominion Bank	0.190	09/10/12	50,000
30,000,000		Toronto-Dominion Bank	0.210	09/18/12	30,000

		TOTAL CERTIFICATE OF DEPOSIT			403,908

COMMERCIAL PAPER - 41.1%
3,900,000		Australia & New Zealand Banking Group Ltd	0.200	07/25/12	3,899
50,500,000		Australia & New Zealand Banking Group Ltd	0.180-0.200	08/06/12	50,491
50,000,000		Australia & New Zealand Banking Group Ltd	0.230	09/17/12	49,975
20,020,000		Bank of Nova Scotia	0.435	07/02/12	20,020
20,000,000		Bank of Nova Scotia	0.435	07/03/12	19,999
19,475,000		Bank of Nova Scotia	0.140-0.175	07/05/12	19,475
605,000		Bank of Nova Scotia	0.220	07/17/12	605
25,000,000		Bank of Nova Scotia	0.370	08/06/12	24,991
5,000,000		Bank of Nova Scotia	0.200	08/10/12	4,999
31,520,000		Bank of Nova Scotia	0.330	08/14/12	31,507
6,190,000		Bank of Nova Scotia	0.310	09/17/12	6,186
12,000,000	y	Coca-Cola Co	0.165	07/06/12	12,000
20,000,000	y	Coca-Cola Co	0.180	07/09/12	19,999
15,000,000	y	Coca-Cola Co	0.150	07/11/12	14,999
10,000,000	y	Coca-Cola Co	0.200	07/18/12	9,999
23,443,000	y	Coca-Cola Co	0.215	08/01/12	23,439
9,280,000	y	Coca-Cola Co	0.230	08/13/12	9,277
9,200,000	y	Coca-Cola Co	0.220	08/15/12	9,197
4,500,000	y	Coca-Cola Co	0.160	08/16/12	4,499
12,000,000	y	Coca-Cola Co	0.210	08/17/12	11,997
32,930,000	y	Coca-Cola Co	0.170	08/21/12	32,922
20,000,000	y	Coca-Cola Co	0.150	08/24/12	19,996
25,000,000	y	Coca-Cola Co	0.175	08/28/12	24,993
22,500,000	y	Coca-Cola Co	0.175-0.180	08/30/12	22,493
20,000,000	y	Coca-Cola Co	0.200	09/17/12	19,991
8,000,000	y	Coca-Cola Co	0.195	09/19/12	7,997
10,000,000	y	Coca-Cola Co	0.190	09/21/12	9,996
7,180,000	y	Coca-Cola Co	0.215	10/02/12	7,176
9,750,000	y	Coca-Cola Co	0.215	10/03/12	9,745
5,900,000	y	Coca-Cola Co	0.230	10/04/12	5,896
9,250,000	y	Coca-Cola Co	0.235	10/16/12	9,244
22,285,000	y	Coca-Cola Co	0.255	11/05/12	22,265

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$15,000,000	y	Commonwealth Bank of Australia	0.190%	07/05/12	$15,000
13,185,000	y	Commonwealth Bank of Australia	0.190	07/24/12	13,183
34,500,000	y	Commonwealth Bank of Australia	0.200-0.205	08/09/12	34,492
23,355,000	y	Commonwealth Bank of Australia	0.215-0.220	08/21/12	23,348
15,000,000	y	Commonwealth Bank of Australia	0.245	09/06/12	14,993
19,610,000	y	Commonwealth Bank of Australia	0.240	09/07/12	19,601
30,000,000	y	Fairway Finance LLC	0.170	07/10/12	29,999
5,012,000	y	Fairway Finance LLC	0.175	07/13/12	5,012
40,000,000	y	Fairway Finance LLC	0.175	07/24/12	39,995
10,000,000	y	Fairway Finance LLC	0.170	07/26/12	9,999
20,017,000	y	Fairway Finance LLC	0.190	08/07/12	20,013
50,000,000	y	Fairway Finance LLC	0.185-0.195	08/16/12	49,988
20,000,000	y	Fairway Finance LLC	0.190	08/17/12	19,995
20,009,000	y	Fairway Finance LLC	0.195	08/20/12	20,003
15,000,000	y	Fairway Finance LLC	0.190	08/24/12	14,996
20,000,000	y	Fairway Finance LLC	0.210	09/18/12	19,991
25,000,000		General Electric Capital Corp	0.310	07/17/12	24,997
20,000,000		General Electric Capital Corp	0.230	07/30/12	19,996
20,000,000		General Electric Capital Corp	0.300	08/10/12	19,993
3,325,000		General Electric Capital Corp	0.300	08/13/12	3,324
43,108,000		General Electric Capital Corp	3.500	08/13/12	43,256
39,273,000		General Electric Capital Corp	2.800	01/08/13	39,741
20,000,000		General Electric Co	0.170	09/25/12	19,992
50,000,000		General Electric Co	0.180-0.190	09/26/12	49,978
25,000,000		General Electric Co	0.190	09/27/12	24,988
21,161,000		General Electric Co	5.000	02/01/13	21,714
8,400,000		Hydro Quebec	0.165	08/03/12	8,399
50,000,000	y	Johnson & Johnson	0.140	07/06/12	49,999
65,250,000	y	Johnson & Johnson	0.110-0.140	07/09/12	65,248
25,000,000	y	Johnson & Johnson	0.110	07/11/12	24,999
69,145,000	y	Johnson & Johnson	0.145-0.150	07/23/12	69,139
5,000,000	y	Johnson & Johnson	0.120	07/30/12	5,000
42,744,000	y	Jupiter Securitization Co LLC	0.200	07/03/12	42,744
7,000,000	y	Jupiter Securitization Co LLC	0.290	08/23/12	6,997
15,000,000	y	Liberty Street Funding LLC	0.150	07/05/12	15,000
39,155,000	y	Liberty Street Funding LLC	0.160-0.180	07/18/12	39,152
15,548,000	y	Liberty Street Funding LLC	0.170-0.180	07/26/12	15,546
28,870,000	y	Liberty Street Funding LLC	0.175-0.200	07/27/12	28,866
30,000,000	y	Liberty Street Funding LLC	0.215	09/19/12	29,986
25,000,000	y	Liberty Street Funding LLC	0.230	09/24/12	24,986
20,890,000		Merck & Co, Inc	0.140	07/03/12	20,890
50,000,000		Merck & Co, Inc	0.130	07/17/12	49,997
2,030,000		Merck & Co, Inc	0.150	08/06/12	2,030
17,670,000		Merck & Co, Inc	0.140	08/09/12	17,667
51,995,000	y	National Australia Funding(Delaware)	0.200	08/07/12	51,984
22,170,000	y	National Australia Funding(Delaware)	0.220	09/12/12	22,160
25,000,000	y	National Australia Funding(Delaware)	0.350	09/17/12	24,981
20,000,000	y	National Australia Funding(Delaware)	0.345	09/18/12	19,985
2,425,000	y	Nestle Capital Corp	0.110	07/09/12	2,425
45,000,000	y	Nestle Capital Corp	0.160	07/13/12	44,998
59,520,000	y	Nestle Capital Corp	0.150	07/30/12	59,513
52,000,000	y	Nestle Capital Corp	0.120-0.130	08/02/12	51,994
35,000,000	y	Nestle Capital Corp	0.165-0.170	08/29/12	34,990

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$3,600,000	y	Nestle Capital Corp	0.160%	10/15/12	$3,598
24,200,000		Novartis Finance Corp	0.135-0.140	07/09/12	24,199
15,000,000		Novartis Finance Corp	0.155	08/03/12	14,998
20,000,000		Novartis Finance Corp	0.150	08/07/12	19,997
20,000,000		Novartis Finance Corp	0.200	08/09/12	19,996
20,000,000		Novartis Finance Corp	0.160	08/10/12	19,996
17,000,000	y	Old Line Funding LLC	0.240	07/03/12	17,000
10,135,000	y	Old Line Funding LLC	0.180	07/16/12	10,134
19,547,000	y	Old Line Funding LLC	0.180-0.190	08/20/12	19,542
10,000,000	y	Old Line Funding LLC	0.180	08/27/12	9,997
14,700,000	y	Old Line Funding LLC	0.180	08/28/12	14,696
35,000,000	y	Old Line Funding LLC	0.220	09/04/12	34,986
25,037,000	y	Old Line Funding LLC	0.200	09/10/12	25,027
30,000,000	y	Old Line Funding LLC	0.210	09/18/12	29,986
14,378,000	y	Old Line Funding LLC	0.205	09/21/12	14,372
33,750,000	y	Old Line Funding LLC	0.210	09/25/12	33,733
11,675,000		PACCAR Financial Corp	0.170	07/05/12	11,675
30,000,000		PACCAR Financial Corp	0.130-0.145	07/09/12	29,999
2,300,000		PACCAR Financial Corp	0.150	07/10/12	2,300
2,825,000		PACCAR Financial Corp	0.170	07/25/12	2,825
4,300,000		PACCAR Financial Corp	0.150	07/26/12	4,299
7,610,000		PACCAR Financial Corp	0.170	08/07/12	7,609
40,000,000	y	Pfizer, Inc	0.100	07/17/12	39,998
50,000,000	y	Pfizer, Inc	0.125	07/19/12	49,997
20,000,000	y	Pfizer, Inc	0.120	07/25/12	19,998
7,000,000	y	Private Export Funding Corp	0.150	07/02/12	7,000
35,000,000	y	Private Export Funding Corp	0.170	07/10/12	34,998
10,000,000	y	Private Export Funding Corp	0.200	07/30/12	9,998
10,000,000	y	Private Export Funding Corp	0.200	08/20/12	9,997
41,720,000	y	Private Export Funding Corp	0.245-0.255	08/23/12	41,705
15,000,000	y	Private Export Funding Corp	0.170	08/29/12	14,996
66,615,000	y	Private Export Funding Corp	0.170-0.310	09/07/12	66,588
25,000,000	y	Private Export Funding Corp	0.190	09/18/12	24,990
33,000,000	y	Private Export Funding Corp	0.235-0.255	09/24/12	32,981
15,000,000	y	Private Export Funding Corp	0.180	10/02/12	14,993
25,000,000	y	Private Export Funding Corp	0.250	11/19/12	24,976
20,000,000	y	Private Export Funding Corp	0.250	11/26/12	19,979
17,900,000	y	Procter & Gamble Co	0.140	07/16/12	17,899
10,000,000	y	Procter & Gamble Co	0.140	07/30/12	9,999
30,000,000	y	Procter & Gamble Co	0.130	08/08/12	29,996
37,500,000	y	Procter & Gamble Co	0.120	08/09/12	37,495
13,750,000	y	Procter & Gamble Co	0.150	08/20/12	13,747
25,000,000	y	Procter & Gamble Co	0.150	09/11/12	24,992
25,000,000	y	Procter & Gamble Co	0.140	09/12/12	24,993
46,000,000		Province of British Columbia Canada	0.160	07/09/12	45,998
46,000,000		Province of British Columbia Canada	0.120-0.130	07/16/12	45,998
5,500,000		Province of British Columbia Canada	0.135	07/18/12	5,500
10,000,000		Province of British Columbia Canada	0.110	07/19/12	9,999
30,000,000		Province of British Columbia Canada	0.135	07/26/12	29,997
21,965,000		Province of British Columbia Canada	0.135	07/27/12	21,963
8,940,000		Province of British Columbia Canada	0.180	09/18/12	8,937
19,055,000		Province of British Columbia Canada	0.180	09/24/12	19,047
15,000,000		Province of British Columbia Canada	0.195	10/09/12	14,992

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$40,000,000		Province of British Columbia Canada	0.220%	10/18/12	$39,973
50,000,000		Province of Ontario Canada	0.150-0.155	07/10/12	49,998
9,000,000		Province of Ontario Canada	0.140	07/18/12	8,999
4,490,000		Province of Ontario Canada	0.120	07/19/12	4,490
16,215,000		Province of Ontario Canada	0.150	08/07/12	16,213
19,000,000		Province of Ontario Canada	0.160	08/27/12	18,995
9,865,000		Province of Ontario Canada	0.165	09/04/12	9,862
14,439,000		Province of Ontario Canada	0.160	09/06/12	14,435
32,285,000		Province of Ontario Canada	0.150-0.160	09/21/12	32,273
3,300,000		Province of Quebec Canada	0.140	08/17/12	3,299
19,350,000		Province of Quebec Canada	0.180	09/04/12	19,344
55,000,000		Province of Quebec Canada	0.170	09/05/12	54,983
7,196,000		Province of Quebec Canada	0.150	09/14/12	7,194
25,000,000		Province of Quebec Canada	0.165	09/19/12	24,991
17,460,000		Province of Quebec Canada	0.180	10/01/12	17,452
25,000,000		Province of Quebec Canada	0.180	10/04/12	24,988
13,000,000		Royal Bank of Canada	0.130	07/03/12	13,000
13,975,000		Standard Chartered Bank	0.260	09/10/12	13,968
20,000,000		Standard Chartered Bank	0.280	09/12/12	19,988
30,000,000		Standard Chartered Bank	0.340	10/05/12	29,973
12,105,000		Straight-A Funding LLC	0.180	07/02/12	12,105
11,353,000		Straight-A Funding LLC	0.180	07/09/12	11,353
28,000,000		Straight-A Funding LLC	0.180	07/10/12	27,999
9,000,000		Straight-A Funding LLC	0.140	07/12/12	9,000
29,416,000		Straight-A Funding LLC	0.160	07/17/12	29,414
25,000,000		Straight-A Funding LLC	0.180	07/17/12	24,998
38,600,000		Straight-A Funding LLC	0.180	07/24/12	38,596
14,135,000		Straight-A Funding LLC	0.180	08/03/12	14,133
20,000,000		Straight-A Funding LLC	0.180	08/06/12	19,996
18,000,000		Straight-A Funding LLC	0.170	08/13/12	17,996
46,000,000		Straight-A Funding LLC	0.180	08/14/12	45,990
6,280,000		Straight-A Funding LLC	0.180	08/22/12	6,278
5,896,000		Straight-A Funding LLC	0.180	08/27/12	5,894
10,000,000		Straight-A Funding LLC	0.180	08/27/12	9,997
50,000,000		Straight-A Funding LLC	0.180	08/30/12	49,985
10,000,000		Straight-A Funding LLC	0.180	09/10/12	9,996
11,377,000		Straight-A Funding LLC	0.180	09/21/12	11,372
30,000,000		Straight-A Funding LLC	0.180	09/25/12	29,987
30,000,000	y	Toronto-Dominion Holdings USA, Inc	0.130	07/02/12	30,000
10,000,000	y	Toronto-Dominion Holdings USA, Inc	0.140	07/24/12	9,999
6,450,000	y	Toronto-Dominion Holdings USA, Inc	0.180	07/26/12	6,449
18,925,000	y	Toronto-Dominion Holdings USA, Inc	0.170	08/07/12	18,922
6,570,000	y	Unilever Capital Corp	0.190	07/18/12	6,569
42,600,000	y	Unilever Capital Corp	0.165-0.175	07/23/12	42,596
13,420,000	y	Unilever Capital Corp	0.210	07/31/12	13,418
14,900,000	y	Unilever Capital Corp	0.210	08/15/12	14,896
10,825,000	y	Unilever Capital Corp	0.150	08/24/12	10,823
35,540,000	y	Unilever Capital Corp	0.155-0.160	08/27/12	35,531
8,000,000	y	Unilever Capital Corp	0.225	08/31/12	7,997
20,000,000	y	Unilever Capital Corp	0.160	09/05/12	19,994
19,500,000	y	Unilever Capital Corp	0.160-0.170	09/10/12	19,493
23,645,000	y	Unilever Capital Corp	0.170	09/17/12	23,636
2,250,000	y	Unilever Capital Corp	0.190	10/04/12	2,249

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
						$
$47,000,000		US Bank NA	0.180%	07/19/12	$46,996
50,000,000		US Bank NA	0.200	07/19/12	50,000
25,000,000		US Bank NA	0.200	08/21/12	25,000
10,000,000	y	Variable Funding Capital Co LLC	0.170	07/05/12	10,000
34,220,000	y	Variable Funding Capital Co LLC	0.160-0.190	07/16/12	34,218
20,000,000	y	Variable Funding Capital Co LLC	0.170	07/17/12	19,998
37,300,000	y	Variable Funding Capital Co LLC	0.200	07/20/12	37,296
55,460,000	y	Variable Funding Capital Co LLC	0.200	07/25/12	55,453
25,000,000	y	Variable Funding Capital Co LLC	0.160	08/01/12	24,996
27,000,000	y	Variable Funding Capital Co LLC	0.200	08/08/12	26,994
30,000,000	y	Wal-Mart Stores, Inc	0.130	07/10/12	29,999
48,075,000	y	Wal-Mart Stores, Inc	0.135	07/13/12	48,073
23,460,000	y	Wal-Mart Stores, Inc	0.140	07/16/12	23,459
25,000,000	y	Wal-Mart Stores, Inc	0.120	07/24/12	24,998
25,000,000	y	Wal-Mart Stores, Inc	0.120	07/26/12	24,998
20,000,000	y	Wal-Mart Stores, Inc	0.140	07/30/12	19,998
45,000,000	y	Wal-Mart Stores, Inc	0.125-0.140	07/31/12	44,995
59,150,000	y	Wal-Mart Stores, Inc	0.140-0.150	08/06/12	59,141
10,000,000	y	Westpac Banking Corp	0.170	07/10/12	10,000
34,225,000	y	Westpac Banking Corp	0.200-0.210	08/02/12	34,219
25,000,000	y	Westpac Banking Corp	0.195	09/04/12	24,991
20,000,000	y	Westpac Banking Corp	0.260	09/19/12	19,988
30,000,000	y	Westpac Banking Corp	0.225	09/28/12	29,983

		TOTAL COMMERCIAL PAPER			4,922,111

GOVERNMENT AGENCY DEBT - 21.2%
17,000,000		Federal Farm Credit Bank (FFCB)	0.110	08/30/12	16,997
35,330,000		Federal Home Loan Bank (FHLB)	0.105-0.115	07/05/12	35,330
48,000,000		FHLB	0.110-0.115	07/06/12	47,999
16,515,000		FHLB	0.085-0.110	07/11/12	16,515
90,457,000		FHLB	0.075-0.115	07/13/12	90,454
3,500,000		FHLB	0.100	07/17/12	3,500
125,022,000		FHLB	0.085-0.110	07/18/12	125,016
36,263,000		FHLB	0.100-0.110	07/20/12	36,261
20,506,000		FHLB	0.105-0.150	07/25/12	20,505
30,000,000		FHLB	0.120	07/27/12	29,997
44,890,000		FHLB	0.090-0.120	08/01/12	44,886
4,000,000		FHLB	0.130	08/02/12	4,000
45,587,000		FHLB	0.120-0.125	08/03/12	45,582
43,000,000		FHLB	0.100-0.120	08/07/12	42,995
113,870,000		FHLB	0.085-0.150	08/08/12	113,857
66,498,000		FHLB	0.095-0.120	08/10/12	66,490
57,350,000		FHLB	0.080-0.095	08/15/12	57,344
139,350,000		FHLB	0.090-0.120	08/17/12	139,331
3,999,000		FHLB	0.120	08/20/12	3,998
115,000,000		FHLB	0.095-0.125	08/22/12	114,982
4,705,000		FHLB	0.100	08/23/12	4,704
59,443,000		FHLB	0.105-0.120	08/24/12	59,433
10,896,000		FHLB	0.100-0.110	08/27/12	10,894
96,650,000		FHLB	0.100-0.140	08/29/12	96,633
5,100,000		FHLB	0.150	09/04/12	5,099
39,775,000		FHLB	0.110-0.135	09/05/12	39,766
8,410,000		FHLB	0.125	09/07/12	8,408

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$5,500,000	FHLB	0.130%	09/14/12	$5,498
44,270,000	FHLB	0.125-0.130	09/19/12	44,258
7,718,000	FHLB	0.145	09/24/12	7,715
34,265,000	FHLB	1.625	09/26/12	34,383
6,100,000	FHLB	0.145	10/16/12	6,097
6,000,000	FHLB	0.160	11/02/12	5,997
9,400,000	FHLB	0.170	01/04/13	9,392
23,392,000	Federal Home Loan Mortgage Corp (FHLMC)	0.130	07/02/12	23,392
12,250,000	FHLMC	0.060	07/10/12	12,250
25,237,000	FHLMC	0.115-0.130	07/16/12	25,236
26,975,000	FHLMC	0.090-0.110	07/23/12	26,973
30,000,000	FHLMC	0.115	07/25/12	29,998
6,000,000	FHLMC	0.090	07/30/12	6,000
23,300,000	FHLMC	0.085-0.100	08/06/12	23,298
14,600,000	FHLMC	0.090	08/07/12	14,599
10,000,000	FHLMC	0.120	08/08/12	9,999
100,000,000	FHLMC	0.100-0.130	08/13/12	99,986
48,805,000	FHLMC	0.105-0.170	08/14/12	48,797
3,414,000	FHLMC	0.170	08/21/12	3,413
9,600,000	FHLMC	0.145	08/22/12	9,598
40,000,000	FHLMC	0.110-0.125	08/27/12	39,993
23,340,000	FHLMC	0.140-0.155	09/04/12	23,334
20,000,000	FHLMC	0.090	09/11/12	19,996
6,000,000	FHLMC	0.130	09/19/12	5,998
29,252,000	FHLMC	0.130-0.145	09/24/12	29,242
16,000,000	FHLMC	0.145-0.160	10/03/12	15,993
8,047,000	FHLMC	0.160	11/09/12	8,042
2,325,000	FHLMC	0.160	12/17/12	2,323
25,000,000	FHLMC	0.160	12/26/12	24,980
21,690,000	FHLMC	0.168	12/27/12	21,672
34,645,000	FHLMC	0.160-0.175	01/07/13	34,615
6,390,000	FHLMC	0.160	01/09/13	6,385
8,406,000	FHLMC	0.160	01/30/13	8,398
1,875,000	FHLMC	0.175	02/04/13	1,873
1,275,000	Federal National Mortgage Association (FNMA)	0.180	07/02/12	1,275
45,000,000	FNMA	0.110	07/16/12	44,998
10,333,000	FNMA	0.115	07/25/12	10,332
2,500,000	FNMA	0.090	07/31/12	2,500
17,972,000	FNMA	0.115-0.135	08/01/12	17,970
8,000,000	FNMA	0.150	08/16/12	7,998
37,300,000	FNMA	0.100	08/20/12	37,295
30,000,000	FNMA	0.110	08/27/12	29,995
40,000,000	FNMA	0.120	08/28/12	39,992
7,500,000	FNMA	0.110	08/29/12	7,499
50,000,000	FNMA	0.115	08/30/12	49,990
44,000,000	FNMA	0.120	09/04/12	43,990
40,500,000	FNMA	0.130-0.140	09/05/12	40,490
12,900,000	FNMA	0.125	09/10/12	12,897
30,450,000	FNMA	0.120	09/12/12	30,443
36,106,000	FNMA	0.120-0.170	09/26/12	36,095
6,880,000	FNMA	0.150-0.155	10/17/12	6,877
1,511,000	FNMA	0.170	11/29/12	1,510
11,935,000	FNMA	0.155-0.160	01/02/13	11,925

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$10,999,000		FNMA	0.165-0.180%	01/03/13	$10,990
25,000,000		FNMA	0.160	01/04/13	24,979
14,325,000		FNMA	0.160-0.175	01/07/13	14,312
80,000,000		FNMA	0.224	06/20/14	79,973

		TOTAL GOVERNMENT AGENCY DEBT			2,535,024

TREASURY DEBT - 19.0%
30,000,000		United States Treasury Bill	0.092	07/05/12	30,000
44,000,000		United States Treasury Bill	0.058-0.065	07/12/12	43,999
50,000,000		United States Treasury Bill	0.053-0.061	07/26/12	49,998
30,000,000		United States Treasury Bill	0.084-0.104	08/02/12	29,997
34,270,000		United States Treasury Bill	0.102-0.110	08/09/12	34,266
66,800,000		United States Treasury Bill	0.105-0.122	08/16/12	66,790
70,000,000		United States Treasury Bill	0.086-0.136	08/23/12	69,989
30,000,000		United States Treasury Bill	0.100	08/30/12	29,995
80,000,000		United States Treasury Bill	0.083-0.128	09/06/12	79,984
96,500,000		United States Treasury Bill	0.113-0.145	09/13/12	96,474
86,030,000		United States Treasury Bill	0.098-0.131	09/20/12	86,008
80,000,000		United States Treasury Bill	0.083-0.108	09/27/12	79,981
62,845,000		United States Treasury Bill	0.109-0.113	10/04/12	62,826
50,000,000		United States Treasury Bill	0.104-0.130	10/11/12	49,983
52,700,000		United States Treasury Bill	0.125-0.143	10/18/12	52,678
21,700,000		United States Treasury Bill	0.135	10/25/12	21,691
50,000,000		United States Treasury Bill	0.130-0.133	11/01/12	49,978
25,000,000		United States Treasury Bill	0.135	11/08/12	24,988
10,000,000		United States Treasury Bill	0.141	11/15/12	9,995
20,000,000		United States Treasury Bill	0.145	12/20/12	19,986
5,395,000		United States Treasury Bill	0.132	01/10/13	5,391
20,000,000		United States Treasury Bill	0.152	02/07/13	19,981
83,470,000		United States Treasury Note	1.500	07/15/12	83,514
80,271,000		United States Treasury Note	0.625	07/31/12	80,304
96,965,000		United States Treasury Note	1.750	08/15/12	97,157
150,335,000		United States Treasury Note	0.375	08/31/12	150,392
47,765,000		United States Treasury Note	0.375	09/30/12	47,792
109,585,000		United States Treasury Note	1.375	10/15/12	109,974
145,872,000		United States Treasury Note	0.375	10/31/12	145,984
79,790,000		United States Treasury Note	1.375	11/15/12	80,153
109,297,000		United States Treasury Note	0.500	11/30/12	109,452
67,910,000		United States Treasury Note	1.125	12/15/12	68,208
18,200,000		United States Treasury Note	0.625	12/31/12	18,238
40,370,000		United States Treasury Note	1.375	01/15/13	40,631
64,050,000		United States Treasury Note	0.625	01/31/13	64,212
36,055,000		United States Treasury Note	1.375	02/15/13	36,323
63,925,000		United States Treasury Note	0.625	02/28/13	64,105
40,000,000		United States Treasury Note	1.375	03/15/13	40,332
6,445,000		United States Treasury Note	0.750	03/31/13	6,472
17,210,000		United States Treasury Note	0.625	04/30/13	17,268

		TOTAL TREASURY DEBT			2,275,489

VARIABLE RATE SECURITIES - 14.2%
100,000,000	i	Federal Farm Credit Bank (FFCB)	0.186	01/28/13	99,940
50,000,000	i	FFCB	0.240	02/01/13	49,994
31,700,000	i	FFCB	0.276	03/15/13	31,693

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$44,800,000	i	FFCB	0.321%	03/28/13	$44,800
25,050,000	i	FFCB	0.251	06/12/13	25,052
32,435,000	i	FFCB	0.305	06/26/13	32,454
69,750,000	i	FFCB	0.612	08/19/13	69,710
45,000,000	i	FFCB	0.296	08/26/13	44,974
36,290,000	i	FFCB	0.350	08/26/13	36,286
50,000,000	i	FFCB	0.250	09/23/13	49,988
100,000,000	i	FFCB	0.370	09/23/13	99,995
10,000,000	i	FFCB	0.290	10/15/13	9,988
50,000,000	i	FFCB	0.390	11/01/13	50,000
91,000,000	i	FFCB	0.250	02/10/14	90,970
50,000,000	i	FFCB	0.213	04/16/14	50,000
45,000,000	i	Federal Home Loan Bank (FHLB)	0.215	07/02/12	45,000
50,000,000	i	FHLB	0.210	07/20/12	50,000
100,000,000	i	FHLB	0.330	02/22/13	100,000
10,000,000	i	FHLB	0.316	03/06/13	10,001
55,000,000	i	FHLB	0.330	03/08/13	54,998
100,000,000	i	FHLB	0.340	08/16/13	100,000
144,500,000	i	Federal Home Loan Mortgage Corp (FHLMC)	0.189	02/04/13	144,468
22,070,000	i	FHLMC	0.189	05/06/13	22,061
27,000,000	i	FHLMC	0.189	06/03/13	27,003
17,000,000	i	FHLMC	0.209	11/04/13	17,001
44,700,000	i	Federal National Mortgage Association (FNMA)	0.256	03/14/13	44,691
80,290,000	i	FNMA	0.390	10/28/13	80,290
23,000,000	i	Bank of Nova Scotia	0.666	10/26/12	23,024
50,000,000	i	Canadian Imperial Bank of Commerce	0.310	10/09/12	50,000
10,000,000	i	Province of Ontario Canada	0.617	11/19/12	10,011
90,000,000	i	Royal Bank of Canada	0.360	07/11/12	90,000
50,000,000	i	Royal Bank of Canada	0.550	06/07/13	50,000

		TOTAL VARIABLE RATE SECURITIES			1,704,392

		TOTAL SHORT-TERM INVESTMENTS			11,840,924

		(Cost $11,840,924)

		TOTAL INVESTMENTS - 98.9%			11,840,924
		(Cost $11,840,924)
		OTHER ASSETS & LIABILITIES, NET - 1.1%			126,525

		NET ASSETS - 100.0%			$11,967,449

	i	Floating or variable rate security. Coupon rate reflects the rate at period end.
	y

Security exempt from registration under Section 4(2) of the Securities Act of 1933 of which are deemed liquid. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At 06/30/2012, the aggregate value of these securities was $3,041,177,000 or 25.4% of net assets.

		Cost amounts are in thousands.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

          (a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

          (b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer
12(a)(2)(ii) Section 302 certification of the principal financial officer
12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLLEGE RETIREMENT EQUITIES FUND

Dated: August 16, 2012	By:	/s/ Roger W. Ferguson, Jr.

Roger W. Ferguson, Jr.
Principal Executive Officer and President

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: August 16, 2012	By:	/s/ Roger W. Ferguson, Jr.

Roger W. Ferguson, Jr.
Principal Executive Officer and President (principal executive officer)

Date: August 16, 2012	By:	/s/ Virginia M. Wilson

Virginia M. Wilson
Executive Vice President, Chief Financial Officer and Principal Accounting Officer (principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer
12(a)(2)(ii) Section 302 certification of the principal financial officer
12(b) Section 906 certification